UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 03/31/2025

Date of reporting period: 03/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares Biotechnology ETF

IBB | NASDAQ

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Biotechnology ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Biotechnology ETF	$43	0.44%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (6.57)%.

  For the same period, the MSCI USA Index returned 8.17% and the NYSE Biotechnology Index returned (6.30)%.

What contributed to performance?

Modestly contributing to the Fund’s return were certain innovative biopharmaceutical companies. During the reporting period, these firms benefited from strong sales growth, expanded product pipelines, and positive clinical trial results.

What detracted from performance?

The life sciences tools and services segment was the largest detractor to the Fund’s return during the reporting period. These companies, which provide research tools, lab equipment, and technologies, were directly impacted by weakened spending from biopharmaceutical clients. Biotechnology companies were pressured by a weak funding environment, given their high sensitivity to interest rates as these firms mainly rely on external capital to fund long-term research and development. Also weighing on firms within pharmaceuticals, biotechnology, and life sciences was the expectation of production challenges from the Biosecure Act, which would require U.S. companies to shift their sourcing away from the targeted Chinese companies, uncertainty around policy changes from the new U.S. presidential administration, and overall macroeconomic headwinds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	MSCI USA Index	NYSE Biotechnology Index
Apr 15	$9,723	$10,091	$9,725
May 15	$10,619	$10,226	$10,629
Jun 15	$10,741	$10,032	$10,753
Jul 15	$11,124	$10,233	$11,138
Aug 15	$9,947	$9,612	$9,963
Sep 15	$8,811	$9,357	$8,825
Oct 15	$9,480	$10,130	$9,497
Nov 15	$9,730	$10,165	$9,745
Dec 15	$9,848	$9,994	$9,868
Jan 16	$7,778	$9,463	$7,794
Feb 16	$7,402	$9,443	$7,419
Mar 16	$7,591	$10,090	$7,610
Apr 16	$7,808	$10,140	$7,828
May 16	$8,140	$10,325	$8,164
Jun 16	$7,502	$10,352	$7,524
Jul 16	$8,434	$10,745	$8,460
Aug 16	$8,185	$10,761	$8,212
Sep 16	$8,433	$10,772	$8,464
Oct 16	$7,473	$10,568	$7,501
Nov 16	$7,982	$10,950	$8,013
Dec 16	$7,728	$11,154	$7,761
Jan 17	$8,109	$11,385	$8,146
Feb 17	$8,662	$11,833	$8,704
Mar 17	$8,559	$11,850	$8,602
Apr 17	$8,684	$11,978	$8,729
May 17	$8,344	$12,141	$8,389
Jun 17	$9,054	$12,217	$9,107
Jul 17	$9,314	$12,466	$9,371
Aug 17	$9,738	$12,507	$9,801
Sep 17	$9,746	$12,762	$9,812
Oct 17	$9,177	$13,054	$9,242
Nov 17	$9,229	$13,452	$9,297
Dec 17	$9,367	$13,597	$9,440
Jan 18	$10,015	$14,378	$10,097
Feb 18	$9,482	$13,850	$9,562
Mar 18	$9,365	$13,512	$9,446
Apr 18	$9,085	$13,567	$9,165
May 18	$9,514	$13,897	$9,601
Jun 18	$9,645	$13,992	$9,736
Jul 18	$10,237	$14,494	$10,337
Aug 18	$10,734	$14,974	$10,840
Sep 18	$10,719	$15,042	$10,826
Oct 18	$9,152	$13,998	$9,246
Nov 18	$9,584	$14,271	$9,687
Dec 18	$8,511	$12,985	$8,603
Jan 19	$9,648	$14,053	$9,756
Feb 19	$9,908	$14,524	$10,022
Mar 19	$9,826	$14,792	$9,941
Apr 19	$9,348	$15,385	$9,461
May 19	$8,782	$14,413	$8,891
Jun 19	$9,596	$15,425	$9,717
Jul 19	$9,300	$15,663	$9,418
Aug 19	$9,058	$15,391	$9,175
Sep 19	$8,764	$15,665	$8,879
Oct 19	$9,442	$16,006	$9,566
Nov 19	$10,523	$16,607	$10,666
Dec 19	$10,617	$17,094	$10,764
Jan 20	$10,020	$17,128	$10,161
Feb 20	$10,053	$15,731	$10,197
Mar 20	$9,514	$13,736	$9,658
Apr 20	$10,942	$15,543	$11,108
May 20	$11,870	$16,351	$12,054
Jun 20	$12,065	$16,724	$12,256
Jul 20	$11,857	$17,717	$12,047
Aug 20	$11,967	$19,047	$12,163
Sep 20	$11,953	$18,337	$12,155
Oct 20	$11,504	$17,859	$11,702
Nov 20	$12,787	$19,926	$13,013
Dec 20	$13,367	$20,747	$13,608
Jan 21	$14,198	$20,555	$14,459
Feb 21	$13,870	$21,092	$14,129
Mar 21	$13,285	$21,885	$13,533
Apr 21	$13,676	$23,076	$13,936
May 21	$13,407	$23,187	$13,667
Jun 21	$14,469	$23,833	$14,758
Jul 21	$14,656	$24,396	$14,953
Aug 21	$15,240	$25,116	$15,554
Sep 21	$14,294	$23,931	$14,593
Oct 21	$14,118	$25,600	$14,418
Nov 21	$13,633	$25,342	$13,926
Dec 21	$13,499	$26,343	$13,794
Jan 22	$11,677	$24,852	$11,935
Feb 22	$11,164	$24,124	$11,413
Mar 22	$11,528	$24,972	$11,790
Apr 22	$10,328	$22,708	$10,565
May 22	$10,331	$22,658	$10,572
Jun 22	$10,422	$20,783	$10,670
Jul 22	$10,977	$22,721	$11,241
Aug 22	$10,745	$21,831	$11,007
Sep 22	$10,383	$19,807	$10,640
Oct 22	$11,409	$21,379	$11,695
Nov 22	$12,097	$22,542	$12,403
Dec 22	$11,665	$21,217	$11,964
Jan 23	$12,116	$22,613	$12,431
Feb 23	$11,300	$22,073	$11,596
Mar 23	$11,476	$22,857	$11,777
Apr 23	$11,592	$23,147	$11,899
May 23	$11,218	$23,297	$11,519
Jun 23	$11,277	$24,851	$11,581
Jul 23	$11,476	$25,706	$11,791
Aug 23	$11,433	$25,273	$11,750
Sep 23	$10,876	$24,088	$11,180
Oct 23	$10,110	$23,534	$10,396
Nov 23	$10,753	$25,753	$11,061
Dec 23	$12,087	$26,966	$12,440
Jan 24	$11,960	$27,386	$12,313
Feb 24	$12,185	$28,856	$12,549
Mar 24	$12,228	$29,773	$12,595
Apr 24	$11,302	$28,544	$11,646
May 24	$11,917	$29,908	$12,283
Jun 24	$12,226	$30,977	$12,605
Jul 24	$13,169	$31,366	$13,578
Aug 24	$13,205	$32,123	$13,617
Sep 24	$12,987	$32,814	$13,396
Oct 24	$12,516	$32,572	$12,915
Nov 24	$12,633	$34,610	$13,037
Dec 24	$11,796	$33,729	$12,178
Jan 25	$12,378	$34,756	$12,780
Feb 25	$12,230	$34,209	$12,631
Mar 25	$11,424	$32,207	$11,802

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(6.57)%	3.73%	1.34%
MSCI USA Index...
	8.17	18.58	12.41
NYSE Biotechnology Index...
	(6.30)	4.09	1.67

Key Fund statistics

Net Assets...
$5,742,640,762
Number of Portfolio Holdings...
266
Net Investment Advisory Fees...
$31,129,732
Portfolio Turnover Rate...
18%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The performance of the NYSE Biotechnology Index in this report reflects the performance of the NASDAQ Biotechnology Index through June 20, 2021 and, beginning on June 21, 2021, the performance of the NYSE Biotechnology Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Biotechnology...
81.1%
Life Sciences Tools & Services...
15.1
Pharmaceuticals...
3.4
Health Care Equipment & Supplies...
0.2
Health Care Providers & Services...
0.2
Chemicals...
0.0Footnote Reference(b)
Security	Percent of Total InvestmentsFootnote Reference(a)
Amgen, Inc...
8.7%
Vertex Pharmaceuticals, Inc...
8.6
Gilead Sciences, Inc...
8.4
Regeneron Pharmaceuticals, Inc...
7.4
Alnylam Pharmaceuticals, Inc...
3.7
IQVIA Holdings, Inc...
3.4
Argenx SE, ADR...
2.8
Mettler-Toledo International, Inc...
2.7
Waters Corp...
2.4
Biogen, Inc...
2.2

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. or ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Biotechnology ETF

Annual Shareholder Report — March 31, 2025

IBB-03/25-AR

iShares Core S&P 500 ETF

IVV | NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Core S&P 500 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P 500 ETF	$3	0.03%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 8.21%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P 500® returned 8.25%.

What contributed to performance?

Financial stocks were the main contributors to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Overall, insurance companies were supported by rising premiums and growth in property and casualty names. The capital markets industry further contributed, driven in part by growing trading volumes and investment banking revenues. Additionally, the continued shift from cash to digital payments was a tailwind for payment processing companies. The information technology supported performance, in particular, an innovative multinational technology company that benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies like artificial intelligence (“AI”) to enhance product development and operational efficiency. In the communication sector, media and entertainment stocks contributed, as the benefits of investments in AI for advertising came to fruition.

What detracted from performance?

There were no significant detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index	S&P 500®
Apr 15	$10,095	$10,046	$10,096
May 15	$10,225	$10,187	$10,226
Jun 15	$10,026	$10,013	$10,028
Jul 15	$10,237	$10,179	$10,238
Aug 15	$9,619	$9,568	$9,620
Sep 15	$9,380	$9,286	$9,382
Oct 15	$10,171	$10,017	$10,174
Nov 15	$10,201	$10,073	$10,204
Dec 15	$10,040	$9,869	$10,043
Jan 16	$9,541	$9,309	$9,545
Feb 16	$9,528	$9,306	$9,532
Mar 16	$10,174	$9,961	$10,178
Apr 16	$10,213	$10,022	$10,218
May 16	$10,395	$10,202	$10,401
Jun 16	$10,422	$10,222	$10,428
Jul 16	$10,805	$10,628	$10,813
Aug 16	$10,820	$10,657	$10,828
Sep 16	$10,821	$10,676	$10,830
Oct 16	$10,624	$10,442	$10,632
Nov 16	$11,017	$10,906	$11,026
Dec 16	$11,234	$11,118	$11,244
Jan 17	$11,447	$11,334	$11,457
Feb 17	$11,901	$11,752	$11,912
Mar 17	$11,915	$11,762	$11,926
Apr 17	$12,037	$11,885	$12,049
May 17	$12,205	$12,005	$12,218
Jun 17	$12,281	$12,116	$12,294
Jul 17	$12,534	$12,345	$12,547
Aug 17	$12,571	$12,367	$12,586
Sep 17	$12,830	$12,669	$12,845
Oct 17	$13,130	$12,944	$13,145
Nov 17	$13,531	$13,336	$13,548
Dec 17	$13,682	$13,471	$13,699
Jan 18	$14,465	$14,186	$14,483
Feb 18	$13,932	$13,660	$13,949
Mar 18	$13,577	$13,390	$13,595
Apr 18	$13,629	$13,437	$13,647
May 18	$13,956	$13,817	$13,976
Jun 18	$14,042	$13,908	$14,062
Jul 18	$14,564	$14,373	$14,585
Aug 18	$15,038	$14,873	$15,060
Sep 18	$15,123	$14,897	$15,146
Oct 18	$14,089	$13,793	$14,111
Nov 18	$14,375	$14,070	$14,398
Dec 18	$13,077	$12,758	$13,098
Jan 19	$14,124	$13,856	$14,148
Feb 19	$14,577	$14,343	$14,602
Mar 19	$14,861	$14,549	$14,886
Apr 19	$15,462	$15,128	$15,489
May 19	$14,480	$14,152	$14,504
Jun 19	$15,500	$15,144	$15,526
Jul 19	$15,722	$15,366	$15,750
Aug 19	$15,472	$15,056	$15,500
Sep 19	$15,762	$15,316	$15,790
Oct 19	$16,102	$15,641	$16,132
Nov 19	$16,686	$16,233	$16,718
Dec 19	$17,189	$16,700	$17,222
Jan 20	$17,182	$16,679	$17,216
Feb 20	$15,767	$15,314	$15,798
Mar 20	$13,820	$13,199	$13,847
Apr 20	$15,592	$14,949	$15,622
May 20	$16,334	$15,752	$16,366
Jun 20	$16,658	$16,115	$16,692
Jul 20	$17,597	$17,025	$17,633
Aug 20	$18,862	$18,249	$18,900
Sep 20	$18,145	$17,577	$18,182
Oct 20	$17,661	$17,203	$17,699
Nov 20	$19,595	$19,306	$19,636
Dec 20	$20,347	$20,172	$20,391
Jan 21	$20,142	$20,106	$20,185
Feb 21	$20,696	$20,750	$20,742
Mar 21	$21,602	$21,473	$21,650
Apr 21	$22,754	$22,575	$22,806
May 21	$22,912	$22,678	$22,965
Jun 21	$23,446	$23,252	$23,501
Jul 21	$24,003	$23,653	$24,059
Aug 21	$24,732	$24,329	$24,791
Sep 21	$23,581	$23,225	$23,638
Oct 21	$25,232	$24,785	$25,294
Nov 21	$25,057	$24,419	$25,119
Dec 21	$26,179	$25,347	$26,244
Jan 22	$24,824	$23,825	$24,886
Feb 22	$24,080	$23,227	$24,141
Mar 22	$24,974	$23,979	$25,038
Apr 22	$22,795	$21,816	$22,854
May 22	$22,836	$21,772	$22,896
Jun 22	$20,951	$19,942	$21,006
Jul 22	$22,882	$21,812	$22,943
Aug 22	$21,949	$20,988	$22,007
Sep 22	$19,927	$19,032	$19,981
Oct 22	$21,540	$20,585	$21,598
Nov 22	$22,743	$21,671	$22,805
Dec 22	$21,432	$20,397	$21,491
Jan 23	$22,778	$21,820	$22,842
Feb 23	$22,222	$21,314	$22,284
Mar 23	$23,037	$21,875	$23,103
Apr 23	$23,396	$22,094	$23,463
May 23	$23,497	$22,190	$23,565
Jun 23	$25,049	$23,711	$25,122
Jul 23	$25,853	$24,565	$25,929
Aug 23	$25,443	$24,083	$25,516
Sep 23	$24,230	$22,931	$24,300
Oct 23	$23,720	$22,313	$23,789
Nov 23	$25,885	$24,407	$25,961
Dec 23	$27,061	$25,713	$27,141
Jan 24	$27,514	$25,997	$27,597
Feb 24	$28,983	$27,410	$29,070
Mar 24	$29,914	$28,296	$30,006
Apr 24	$28,692	$27,048	$28,780
May 24	$30,114	$28,332	$30,207
Jun 24	$31,193	$29,212	$31,291
Jul 24	$31,572	$29,749	$31,672
Aug 24	$32,337	$30,386	$32,440
Sep 24	$33,027	$31,012	$33,133
Oct 24	$32,727	$30,791	$32,833
Nov 24	$34,647	$32,842	$34,760
Dec 24	$33,820	$31,852	$33,931
Jan 25	$34,761	$32,828	$34,876
Feb 25	$34,306	$32,208	$34,421
Mar 25	$32,373	$30,301	$32,482

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	8.21%	18.56%	12.47%
S&P Total Market Index...
	7.09	18.08	11.72
S&P 500®...
	8.25	18.59	12.50

Key Fund statistics

Net Assets...
$581,551,682,983
Number of Portfolio Holdings...
508
Net Investment Advisory Fees...
$158,485,881
Portfolio Turnover Rate...
3%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
29.6%
Financials...
14.7
Health Care...
11.2
Consumer Discretionary...
10.3
Communication Services...
9.2
Industrials...
8.5
Consumer Staples...
6.0
Energy...
3.7
Utilities...
2.5
Real Estate...
2.3
Materials...
2.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
7.0%
Microsoft Corp...
5.9
NVIDIA Corp...
5.6
Amazon.com, Inc...
3.8
Meta Platforms, Inc., Class A...
2.7
Berkshire Hathaway, Inc., Class B...
2.1
Alphabet, Inc., Class A...
1.9
Broadcom, Inc...
1.7
Alphabet, Inc., Class C, NVS...
1.6
Tesla, Inc...
1.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core S&P 500 ETF

Annual Shareholder Report — March 31, 2025

IVV-03/25-AR

iShares Core S&P Total U.S. Stock Market ETF

ITOT | NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Total U.S. Stock Market ETF	$3	0.03%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 7.07%.

  For the same period, the S&P Total Market Index returned 7.09%.

What contributed to performance?

Financial stocks were the main contributors to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Overall, insurance companies were supported by rising premiums and growth in property and casualty names. The capital markets industry further contributed, driven in part by growing trading volumes and investment banking revenues. Additionally, the continued shift from cash to digital payments was a tailwind for payment processing companies. The information technology supported performance, in particular, an innovative multinational technology company that benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies like artificial intelligence (“AI”) to enhance product development and operational efficiency. In the communication sector, media and entertainment stocks contributed, as the benefits of investments in AI for advertising came to fruition.

What detracted from performance?

There were no significant detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index
Apr 15	$10,061	$10,046
May 15	$10,195	$10,187
Jun 15	$10,013	$10,013
Jul 15	$10,197	$10,179
Aug 15	$9,588	$9,568
Sep 15	$9,342	$9,286
Oct 15	$10,103	$10,017
Nov 15	$10,149	$10,073
Dec 15	$9,958	$9,869
Jan 16	$9,392	$9,309
Feb 16	$9,390	$9,306
Mar 16	$10,051	$9,961
Apr 16	$10,114	$10,022
May 16	$10,295	$10,202
Jun 16	$10,314	$10,222
Jul 16	$10,723	$10,628
Aug 16	$10,754	$10,657
Sep 16	$10,772	$10,676
Oct 16	$10,531	$10,442
Nov 16	$10,996	$10,906
Dec 16	$11,212	$11,118
Jan 17	$11,430	$11,334
Feb 17	$11,852	$11,752
Mar 17	$11,862	$11,762
Apr 17	$11,985	$11,885
May 17	$12,106	$12,005
Jun 17	$12,218	$12,116
Jul 17	$12,445	$12,345
Aug 17	$12,470	$12,367
Sep 17	$12,778	$12,669
Oct 17	$13,055	$12,944
Nov 17	$13,456	$13,336
Dec 17	$13,592	$13,471
Jan 18	$14,311	$14,186
Feb 18	$13,783	$13,660
Mar 18	$13,509	$13,390
Apr 18	$13,558	$13,437
May 18	$13,940	$13,817
Jun 18	$14,032	$13,908
Jul 18	$14,503	$14,373
Aug 18	$15,006	$14,873
Sep 18	$15,028	$14,897
Oct 18	$13,919	$13,793
Nov 18	$14,198	$14,070
Dec 18	$12,876	$12,758
Jan 19	$13,987	$13,856
Feb 19	$14,475	$14,343
Mar 19	$14,682	$14,549
Apr 19	$15,265	$15,128
May 19	$14,280	$14,152
Jun 19	$15,280	$15,144
Jul 19	$15,504	$15,366
Aug 19	$15,193	$15,056
Sep 19	$15,455	$15,316
Oct 19	$15,782	$15,641
Nov 19	$16,378	$16,233
Dec 19	$16,851	$16,700
Jan 20	$16,828	$16,679
Feb 20	$15,451	$15,314
Mar 20	$13,319	$13,199
Apr 20	$15,084	$14,949
May 20	$15,892	$15,752
Jun 20	$16,258	$16,115
Jul 20	$17,177	$17,025
Aug 20	$18,411	$18,249
Sep 20	$17,732	$17,577
Oct 20	$17,354	$17,203
Nov 20	$19,477	$19,306
Dec 20	$20,347	$20,172
Jan 21	$20,276	$20,106
Feb 21	$20,925	$20,750
Mar 21	$21,654	$21,473
Apr 21	$22,769	$22,575
May 21	$22,870	$22,678
Jun 21	$23,450	$23,252
Jul 21	$23,853	$23,653
Aug 21	$24,534	$24,329
Sep 21	$23,420	$23,225
Oct 21	$24,994	$24,785
Nov 21	$24,625	$24,419
Dec 21	$25,564	$25,347
Jan 22	$24,033	$23,825
Feb 22	$23,429	$23,227
Mar 22	$24,187	$23,979
Apr 22	$22,006	$21,816
May 22	$21,963	$21,772
Jun 22	$20,117	$19,942
Jul 22	$22,005	$21,812
Aug 22	$21,174	$20,988
Sep 22	$19,199	$19,032
Oct 22	$20,764	$20,585
Nov 22	$21,860	$21,671
Dec 22	$20,576	$20,397
Jan 23	$22,011	$21,820
Feb 23	$21,501	$21,314
Mar 23	$22,067	$21,875
Apr 23	$22,289	$22,094
May 23	$22,386	$22,190
Jun 23	$23,919	$23,711
Jul 23	$24,780	$24,565
Aug 23	$24,299	$24,083
Sep 23	$23,135	$22,931
Oct 23	$22,511	$22,313
Nov 23	$24,631	$24,407
Dec 23	$25,947	$25,713
Jan 24	$26,232	$25,997
Feb 24	$27,655	$27,410
Mar 24	$28,546	$28,296
Apr 24	$27,288	$27,048
May 24	$28,584	$28,332
Jun 24	$29,473	$29,212
Jul 24	$30,015	$29,749
Aug 24	$30,657	$30,386
Sep 24	$31,289	$31,012
Oct 24	$31,065	$30,791
Nov 24	$33,132	$32,842
Dec 24	$32,128	$31,852
Jan 25	$33,114	$32,828
Feb 25	$32,488	$32,208
Mar 25	$30,565	$30,301

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	7.07%	18.07%	11.82%
S&P Total Market Index...
	7.09	18.08	11.72

Key Fund statistics

Net Assets...
$61,890,209,753
Number of Portfolio Holdings...
2,454
Net Investment Advisory Fees...
$18,172,859
Portfolio Turnover Rate...
3%

The performance of the S&P Total Market Index in this report reflects the performance of the S&P Composite 1500 through December 20, 2015 and, beginning on December 21, 2015, the performance of the S&P Total Market Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
28.0%
Financials...
15.2
Health Care...
11.3
Consumer Discretionary...
10.3
Industrials...
9.6
Communication Services...
8.6
Consumer Staples...
5.7
Energy...
3.7
Real Estate...
2.7
Utilities...
2.5
Materials...
2.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.2%
Microsoft Corp...
5.2
NVIDIA Corp...
4.9
Amazon.com, Inc...
3.3
Meta Platforms, Inc., Class A...
2.3
Berkshire Hathaway, Inc., Class B...
1.8
Alphabet, Inc., Class A...
1.7
Broadcom, Inc...
1.4
Alphabet, Inc., Class C, NVS...
1.4
Tesla, Inc...
1.3

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core S&P Total U.S. Stock Market ETF

Annual Shareholder Report — March 31, 2025

ITOT-03/25-AR

iShares Expanded Tech Sector ETF

IGM | NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Expanded Tech Sector ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech Sector ETF	$40	0.39%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 5.43%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P North American Expanded Technology Sector Index™ returned 5.84%.

What contributed to performance?

The communication sector contributed the most to the Fund’s return during the reporting period. Media and entertainment stocks gained, as the benefits of investments in artificial intelligence (“AI”) for advertising came to fruition for interactive media and services companies. In addition, strong international subscriber growth and strategic price increases helped a multinational streaming company. Within the information technology sector, an innovative multinational technology company benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies to enhance product development and operational efficiency.

What detracted from performance?

Detracting from the Fund’s return during the reporting period were stocks within the semiconductor materials and equipment segment. While demand for chips that power AI experienced strong demand, firms exposed to the PC, smartphone, industrial, and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index	S&P North American Expanded Technology Sector Index™
Apr 15	$10,244	$10,046	$10,248
May 15	$10,453	$10,187	$10,460
Jun 15	$10,069	$10,013	$10,079
Jul 15	$10,465	$10,179	$10,480
Aug 15	$9,897	$9,568	$9,914
Sep 15	$9,778	$9,286	$9,798
Oct 15	$10,862	$10,017	$10,889
Nov 15	$10,998	$10,073	$11,030
Dec 15	$10,794	$9,869	$10,829
Jan 16	$10,089	$9,309	$10,125
Feb 16	$9,993	$9,306	$10,031
Mar 16	$10,832	$9,961	$10,879
Apr 16	$10,486	$10,022	$10,535
May 16	$11,049	$10,202	$11,106
Jun 16	$10,796	$10,222	$10,855
Jul 16	$11,593	$10,628	$11,662
Aug 16	$11,837	$10,657	$11,914
Sep 16	$12,165	$10,676	$12,249
Oct 16	$12,083	$10,442	$12,172
Nov 16	$12,083	$10,906	$12,174
Dec 16	$12,201	$11,118	$12,298
Jan 17	$12,794	$11,334	$12,902
Feb 17	$13,356	$11,752	$13,474
Mar 17	$13,663	$11,762	$13,788
Apr 17	$14,018	$11,885	$14,152
May 17	$14,639	$12,005	$14,786
Jun 17	$14,300	$12,116	$14,448
Jul 17	$14,913	$12,345	$15,075
Aug 17	$15,229	$12,367	$15,401
Sep 17	$15,384	$12,669	$15,564
Oct 17	$16,542	$12,944	$16,741
Nov 17	$16,737	$13,336	$16,945
Dec 17	$16,729	$13,471	$16,944
Jan 18	$18,326	$14,186	$18,570
Feb 18	$18,401	$13,660	$18,652
Mar 18	$17,826	$13,390	$18,077
Apr 18	$17,964	$13,437	$18,226
May 18	$19,137	$13,817	$19,425
Jun 18	$19,183	$13,908	$19,479
Jul 18	$19,502	$14,373	$19,810
Aug 18	$20,930	$14,873	$21,270
Sep 18	$20,863	$14,897	$21,211
Oct 18	$18,719	$13,793	$19,037
Nov 18	$18,654	$14,070	$18,976
Dec 18	$17,154	$12,758	$17,441
Jan 19	$18,895	$13,856	$19,221
Feb 19	$19,781	$14,343	$20,133
Mar 19	$20,593	$14,549	$20,966
Apr 19	$21,920	$15,128	$22,327
May 19	$20,085	$14,152	$20,462
Jun 19	$21,588	$15,144	$22,001
Jul 19	$22,285	$15,366	$22,718
Aug 19	$21,704	$15,056	$22,135
Sep 19	$21,735	$15,316	$22,174
Oct 19	$22,432	$15,641	$22,895
Nov 19	$23,495	$16,233	$23,989
Dec 19	$24,304	$16,700	$24,824
Jan 20	$25,201	$16,679	$25,750
Feb 20	$23,552	$15,314	$24,074
Mar 20	$21,315	$13,199	$21,797
Apr 20	$24,742	$14,949	$25,310
May 20	$26,599	$15,752	$27,218
Jun 20	$28,102	$16,115	$28,770
Jul 20	$29,973	$17,025	$30,698
Aug 20	$32,968	$18,249	$33,776
Sep 20	$31,108	$17,577	$31,882
Oct 20	$30,261	$17,203	$31,024
Nov 20	$33,749	$19,306	$34,613
Dec 20	$35,228	$20,172	$36,143
Jan 21	$34,951	$20,106	$35,872
Feb 21	$36,093	$20,750	$37,056
Mar 21	$36,344	$21,473	$37,327
Apr 21	$38,635	$22,575	$39,693
May 21	$38,185	$22,678	$39,241
Jun 21	$40,706	$23,252	$41,850
Jul 21	$41,683	$23,653	$42,867
Aug 21	$43,269	$24,329	$44,513
Sep 21	$40,707	$23,225	$41,891
Oct 21	$43,374	$24,785	$44,652
Nov 21	$43,802	$24,419	$45,112
Dec 21	$44,278	$25,347	$45,617
Jan 22	$40,197	$23,825	$41,425
Feb 22	$38,117	$23,227	$39,296
Mar 22	$39,164	$23,979	$40,388
Apr 22	$33,551	$21,816	$34,613
May 22	$33,035	$21,772	$34,090
Jun 22	$29,742	$19,942	$30,701
Jul 22	$33,571	$21,812	$34,668
Aug 22	$31,651	$20,988	$32,695
Sep 22	$27,934	$19,032	$28,867
Oct 22	$29,130	$20,585	$30,112
Nov 22	$30,916	$21,671	$31,971
Dec 22	$28,399	$20,397	$29,378
Jan 23	$31,828	$21,820	$32,937
Feb 23	$31,410	$21,314	$32,516
Mar 23	$34,442	$21,875	$35,666
Apr 23	$34,317	$22,094	$35,549
May 23	$37,810	$22,190	$39,182
Jun 23	$39,882	$23,711	$41,341
Jul 23	$41,902	$24,565	$43,449
Aug 23	$41,353	$24,083	$42,893
Sep 23	$38,881	$22,931	$40,341
Oct 23	$38,005	$22,313	$39,441
Nov 23	$42,982	$24,407	$44,573
Dec 23	$45,628	$25,713	$47,332
Jan 24	$47,661	$25,997	$49,457
Feb 24	$51,467	$27,410	$53,423
Mar 24	$52,685	$28,296	$54,705
Apr 24	$49,973	$27,048	$51,908
May 24	$53,396	$28,332	$55,481
Jun 24	$57,678	$29,212	$59,951
Jul 24	$56,135	$29,749	$58,366
Aug 24	$56,996	$30,386	$59,281
Sep 24	$58,746	$31,012	$61,122
Oct 24	$58,507	$30,791	$60,895
Nov 24	$62,003	$32,842	$64,555
Dec 24	$62,489	$31,852	$65,085
Jan 25	$64,326	$32,828	$67,023
Feb 25	$61,333	$32,208	$63,919
Mar 25	$55,544	$30,301	$57,900

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	5.43%	21.11%	18.70%
S&P Total Market Index...
	7.09	18.08	11.72
S&P North American Expanded Technology Sector Index™...
	5.84	21.58	19.20

Key Fund statistics

Net Assets...
$5,197,981,310
Number of Portfolio Holdings...
289
Net Investment Advisory Fees...
$20,456,336
Portfolio Turnover Rate...
9%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

The performance of the S&P North American Expanded Technology Sector Index™ in this report reflects the performance of the S&P North American Technology Sector Index™ through December 23, 2018 and, beginning on December 24, 2018, the performance of the S&P North America Expanded Technology Sector Index™.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
29.4%
Semiconductors & Semiconductor Equipment...
24.2
Interactive Media & Services...
17.1
Technology Hardware, Storage & Peripherals...
10.5
IT Services...
7.2
Entertainment...
4.3
Communications Equipment...
3.9
Electronic Equipment, Instruments & Components...
3.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
9.1%
Microsoft Corp...
8.5
Meta Platforms, Inc., Class A...
8.4
NVIDIA Corp...
8.1
Alphabet, Inc., Class A...
4.5
Broadcom, Inc...
4.0
Alphabet, Inc., Class C, NVS...
3.7
Netflix, Inc...
3.4
Salesforce, Inc...
2.2
Cisco Systems, Inc...
2.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Expanded Tech Sector ETF

Annual Shareholder Report — March 31, 2025

IGM-03/25-AR

iShares Expanded Tech-Software Sector ETF

IGV | Cboe BZX Exchange

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Expanded Tech-Software Sector ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech-Software Sector ETF	$40	0.39%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 4.40%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P North American Expanded Technology Software Index™ returned 4.78%.

What contributed to performance?

Application software companies contributed the most to the Fund’s return during the reporting period. As companies accelerated their digital transformation journeys, they sought specialized solutions from these firms to streamline operations, enhance customer engagement, and drive efficiency. Specifically, one company’s artificial intelligence (“AI”)-driven solutions attracted both government and commercial clients, resulting in larger contracts and expanded adoption. Systems software stocks also benefited from ongoing digital transformation trends, as companies prioritized secure, scalable infrastructure, and automation to support hybrid work and data-driven decision-making. This tailwind was further amplified by growing demand for integrated platforms that combine cybersecurity, AI, and cloud capabilities to address evolving business needs.

What detracted from performance?

Among specific detractors, a leading software company with a focus on creativity and digital document management detracted from the Fund’s return during the reporting period. Slowing growth metrics and a declining subscriber base raised investors' concerns, as did increased competition in the creative software market. Also, a major software firm was challenged due to decelerating growth in its cloud infrastructure unit and concerns about its AI investment strategy.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index	S&P North American Expanded Technology Software Index™
Apr 15	$10,379	$10,046	$10,383
May 15	$10,500	$10,187	$10,509
Jun 15	$10,345	$10,013	$10,358
Jul 15	$10,666	$10,179	$10,683
Aug 15	$9,909	$9,568	$9,928
Sep 15	$9,867	$9,286	$9,891
Oct 15	$10,769	$10,017	$10,799
Nov 15	$10,991	$10,073	$11,026
Dec 15	$10,809	$9,869	$10,848
Jan 16	$9,905	$9,309	$9,945
Feb 16	$9,692	$9,306	$9,733
Mar 16	$10,574	$9,961	$10,626
Apr 16	$10,547	$10,022	$10,603
May 16	$11,156	$10,202	$11,220
Jun 16	$11,052	$10,222	$11,120
Jul 16	$11,587	$10,628	$11,663
Aug 16	$11,830	$10,657	$11,912
Sep 16	$11,940	$10,676	$12,024
Oct 16	$11,821	$10,442	$11,909
Nov 16	$11,757	$10,906	$11,831
Dec 16	$11,444	$11,118	$11,521
Jan 17	$12,326	$11,334	$12,413
Feb 17	$12,913	$11,752	$13,009
Mar 17	$13,305	$11,762	$13,410
Apr 17	$13,746	$11,885	$13,859
May 17	$14,574	$12,005	$14,700
Jun 17	$14,408	$12,116	$14,538
Jul 17	$14,964	$12,345	$15,105
Aug 17	$15,522	$12,367	$15,675
Sep 17	$15,398	$12,669	$15,555
Oct 17	$16,467	$12,944	$16,643
Nov 17	$16,406	$13,336	$16,586
Dec 17	$16,268	$13,471	$16,452
Jan 18	$17,908	$14,186	$18,118
Feb 18	$18,056	$13,660	$18,274
Mar 18	$17,869	$13,390	$18,091
Apr 18	$18,282	$13,437	$18,518
May 18	$19,262	$13,817	$19,518
Jun 18	$19,231	$13,908	$19,494
Jul 18	$19,533	$14,373	$19,807
Aug 18	$21,152	$14,873	$21,460
Sep 18	$21,591	$14,897	$21,913
Oct 18	$19,300	$13,793	$19,596
Nov 18	$19,555	$14,070	$19,862
Dec 18	$18,291	$12,758	$18,482
Jan 19	$20,266	$13,856	$20,486
Feb 19	$21,841	$14,343	$22,084
Mar 19	$22,226	$14,549	$22,486
Apr 19	$23,407	$15,128	$23,692
May 19	$21,765	$14,152	$22,038
Jun 19	$23,052	$15,144	$23,348
Jul 19	$23,420	$15,366	$23,726
Aug 19	$22,776	$15,056	$23,093
Sep 19	$22,347	$15,316	$22,664
Oct 19	$22,666	$15,641	$22,995
Nov 19	$24,466	$16,233	$24,828
Dec 19	$24,576	$16,700	$24,947
Jan 20	$26,230	$16,679	$26,637
Feb 20	$24,770	$15,314	$25,165
Mar 20	$22,254	$13,199	$22,619
Apr 20	$25,552	$14,949	$25,977
May 20	$28,363	$15,752	$28,846
Jun 20	$30,161	$16,115	$30,687
Jul 20	$31,342	$17,025	$31,898
Aug 20	$34,391	$18,249	$35,015
Sep 20	$33,083	$17,577	$33,694
Oct 20	$32,273	$17,203	$32,880
Nov 20	$35,787	$19,306	$36,473
Dec 20	$37,561	$20,172	$38,297
Jan 21	$37,044	$20,106	$37,781
Feb 21	$37,620	$20,750	$38,380
Mar 21	$36,209	$21,473	$36,952
Apr 21	$38,299	$22,575	$39,099
May 21	$38,069	$22,678	$38,876
Jun 21	$41,434	$23,252	$42,328
Jul 21	$42,779	$23,653	$43,721
Aug 21	$44,870	$24,329	$45,875
Sep 21	$42,338	$23,225	$43,301
Oct 21	$46,599	$24,785	$47,675
Nov 21	$43,971	$24,419	$45,000
Dec 21	$42,154	$25,347	$43,153
Jan 22	$37,761	$23,825	$38,670
Feb 22	$36,306	$23,227	$37,191
Mar 22	$36,521	$23,979	$37,423
Apr 22	$31,831	$21,816	$32,627
May 22	$30,335	$21,772	$31,103
Jun 22	$28,623	$19,942	$29,354
Jul 22	$31,330	$21,812	$32,139
Aug 22	$29,839	$20,988	$30,618
Sep 22	$26,563	$19,032	$27,266
Oct 22	$28,423	$20,585	$29,184
Nov 22	$28,867	$21,671	$29,649
Dec 22	$27,160	$20,397	$27,906
Jan 23	$29,954	$21,820	$30,787
Feb 23	$29,567	$21,314	$30,395
Mar 23	$32,303	$21,875	$33,217
Apr 23	$31,470	$22,094	$32,370
May 23	$34,789	$22,190	$35,795
Jun 23	$36,707	$23,711	$37,782
Jul 23	$38,654	$24,565	$39,799
Aug 23	$38,220	$24,083	$39,365
Sep 23	$36,202	$22,931	$37,299
Oct 23	$35,825	$22,313	$36,915
Nov 23	$41,593	$24,407	$42,684
Dec 23	$43,040	$25,713	$44,183
Jan 24	$44,634	$25,997	$45,826
Feb 24	$45,702	$27,410	$46,935
Mar 24	$45,289	$28,296	$46,527
Apr 24	$41,897	$27,048	$43,056
May 24	$41,418	$28,332	$42,574
Jun 24	$46,078	$29,212	$47,380
Jul 24	$44,909	$29,749	$46,193
Aug 24	$46,073	$30,386	$47,405
Sep 24	$47,440	$31,012	$48,825
Oct 24	$48,453	$30,791	$49,885
Nov 24	$55,613	$32,842	$57,275
Dec 24	$53,112	$31,852	$54,716
Jan 25	$54,568	$32,828	$56,232
Feb 25	$51,711	$32,208	$53,301
Mar 25	$47,282	$30,301	$48,751

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	4.40%	16.27%	16.81%
S&P Total Market Index...
	7.09	18.08	11.72
S&P North American Expanded Technology Software Index™...
	4.78	16.60	17.17

Key Fund statistics

Net Assets...
$9,466,950,686
Number of Portfolio Holdings...
121
Net Investment Advisory Fees...
$31,091,744
Portfolio Turnover Rate...
20%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

The performance of the S&P North American Expanded Technology Software Index™ in this report reflects the performance of the S&P North American Technology Software Index™ through December 23, 2018 and, beginning on December 24, 2018, the performance of the S&P North American Expanded Technology Software Index™.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
97.0%
Entertainment...
2.6
Interactive Media & Services...
0.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
8.4%
Salesforce, Inc...
8.3
Oracle Corp...
8.0
Palantir Technologies, Inc., Class A...
6.4
Adobe, Inc...
6.2
ServiceNow, Inc...
6.0
Intuit, Inc...
4.7
Palo Alto Networks, Inc...
4.3
Crowdstrike Holdings, Inc., Class A...
3.3
Cadence Design Systems, Inc...
2.7

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Expanded Tech-Software Sector ETF

Annual Shareholder Report — March 31, 2025

IGV-03/25-AR

iShares Micro-Cap ETF

IWC | NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Micro-Cap ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Micro-Cap ETF	$58	0.60%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (7.18)%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell MicroCap® Index returned (7.01)%.

What contributed to performance?

Stocks within the financials sector contributed to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for regional banks.

What detracted from performance?

Within the healthcare sector, stocks in the pharmaceuticals, biotechnology, and life sciences subsector were the largest detractor from the Fund’s return during the reporting period. Biotechnology companies were pressured by a weak funding environment, given their high sensitivity to interest rates as these firms mainly rely on external capital to fund long-term research and development. In addition, firms that operate within these segments were challenged by expectations of production challenges from the Biosecure Act, which would require U.S. companies to shift their sourcing away from the targeted Chinese companies, uncertainty around policy changes from the new U.S. presidential administration, and overall macroeconomic headwinds. Declining consumer confidence, particularly toward the end of the reporting period, weighed on consumer discretionary stocks, particularly specialty retailers. Also weighing on performance were stocks within the machinery segment of the industrials sector. These stocks were pressured amid a challenging business environment that included slowing capital expenditure spending, geopolitical tensions, and the threat of a trade war.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	Russell 3000® Index	Russell MicroCap® Index
Apr 15	$9,762	$10,045	$9,766
May 15	$10,054	$10,184	$10,060
Jun 15	$10,273	$10,014	$10,280
Jul 15	$9,942	$10,181	$9,951
Aug 15	$9,405	$9,567	$9,413
Sep 15	$8,858	$9,288	$8,863
Oct 15	$9,343	$10,021	$9,341
Nov 15	$9,705	$10,077	$9,695
Dec 15	$9,199	$9,870	$9,195
Jan 16	$8,247	$9,313	$8,244
Feb 16	$8,126	$9,310	$8,120
Mar 16	$8,702	$9,966	$8,695
Apr 16	$8,987	$10,028	$8,977
May 16	$9,105	$10,207	$9,094
Jun 16	$9,049	$10,228	$9,040
Jul 16	$9,526	$10,634	$9,514
Aug 16	$9,779	$10,661	$9,770
Sep 16	$10,067	$10,678	$10,057
Oct 16	$9,493	$10,447	$9,484
Nov 16	$10,602	$10,914	$10,586
Dec 16	$11,088	$11,127	$11,068
Jan 17	$10,907	$11,337	$10,901
Feb 17	$11,014	$11,758	$11,015
Mar 17	$11,103	$11,766	$11,110
Apr 17	$11,227	$11,891	$11,224
May 17	$10,966	$12,013	$10,967
Jun 17	$11,530	$12,121	$11,536
Jul 17	$11,467	$12,350	$11,472
Aug 17	$11,369	$12,373	$11,376
Sep 17	$12,301	$12,675	$12,303
Oct 17	$12,277	$12,952	$12,284
Nov 17	$12,569	$13,345	$12,585
Dec 17	$12,499	$13,478	$12,525
Jan 18	$12,813	$14,189	$12,832
Feb 18	$12,405	$13,666	$12,426
Mar 18	$12,594	$13,392	$12,610
Apr 18	$12,754	$13,442	$12,768
May 18	$13,682	$13,822	$13,689
Jun 18	$13,846	$13,912	$13,867
Jul 18	$13,840	$14,374	$13,858
Aug 18	$14,441	$14,879	$14,454
Sep 18	$13,961	$14,903	$13,983
Oct 18	$12,435	$13,806	$12,458
Nov 18	$12,363	$14,083	$12,378
Dec 18	$10,865	$12,772	$10,887
Jan 19	$12,001	$13,868	$12,029
Feb 19	$12,665	$14,356	$12,687
Mar 19	$12,282	$14,566	$12,313
Apr 19	$12,519	$15,147	$12,548
May 19	$11,664	$14,167	$11,697
Jun 19	$12,391	$15,162	$12,427
Jul 19	$12,235	$15,387	$12,257
Aug 19	$11,465	$15,074	$11,487
Sep 19	$11,731	$15,338	$11,749
Oct 19	$12,038	$15,668	$12,050
Nov 19	$12,589	$16,264	$12,609
Dec 19	$13,305	$16,734	$13,329
Jan 20	$12,678	$16,715	$12,708
Feb 20	$11,807	$15,347	$11,839
Mar 20	$9,031	$13,236	$9,065
Apr 20	$10,404	$14,989	$10,446
May 20	$11,088	$15,791	$11,138
Jun 20	$11,776	$16,152	$11,834
Jul 20	$11,911	$17,069	$11,960
Aug 20	$12,622	$18,306	$12,672
Sep 20	$12,216	$17,639	$12,271
Oct 20	$12,382	$17,258	$12,429
Nov 20	$14,904	$19,358	$14,970
Dec 20	$16,055	$20,229	$16,122
Jan 21	$18,342	$20,139	$18,414
Feb 21	$19,449	$20,768	$19,523
Mar 21	$19,889	$21,513	$19,974
Apr 21	$19,937	$22,622	$20,027
May 21	$20,257	$22,725	$20,354
Jun 21	$20,675	$23,285	$20,801
Jul 21	$19,525	$23,679	$19,654
Aug 21	$20,222	$24,354	$20,358
Sep 21	$19,623	$23,262	$19,765
Oct 21	$20,051	$24,835	$20,203
Nov 21	$18,991	$24,457	$19,143
Dec 21	$19,082	$25,420	$19,240
Jan 22	$17,211	$23,924	$17,360
Feb 22	$17,383	$23,322	$17,537
Mar 22	$17,619	$24,078	$17,778
Apr 22	$15,790	$21,917	$15,935
May 22	$15,724	$21,888	$15,872
Jun 22	$14,269	$20,057	$14,408
Jul 22	$15,697	$21,938	$15,843
Aug 22	$15,725	$21,120	$15,868
Sep 22	$14,206	$19,161	$14,338
Oct 22	$15,548	$20,733	$15,699
Nov 22	$15,532	$21,815	$15,685
Dec 22	$14,864	$20,537	$15,016
Jan 23	$16,342	$21,952	$16,495
Feb 23	$15,865	$21,439	$16,016
Mar 23	$14,452	$22,012	$14,591
Apr 23	$14,074	$22,247	$14,214
May 23	$14,267	$22,333	$14,414
Jun 23	$15,197	$23,858	$15,364
Jul 23	$16,006	$24,713	$16,184
Aug 23	$14,935	$24,236	$15,108
Sep 23	$13,978	$23,082	$14,145
Oct 23	$12,969	$22,470	$13,124
Nov 23	$14,193	$24,565	$14,366
Dec 23	$16,215	$25,868	$16,417
Jan 24	$15,582	$26,155	$15,781
Feb 24	$16,550	$27,571	$16,762
Mar 24	$16,961	$28,460	$17,186
Apr 24	$15,640	$27,208	$15,851
May 24	$16,442	$28,493	$16,654
Jun 24	$16,059	$29,375	$16,279
Jul 24	$17,962	$29,922	$18,212
Aug 24	$17,469	$30,573	$17,711
Sep 24	$17,386	$31,205	$17,628
Oct 24	$17,501	$30,976	$17,749
Nov 24	$19,533	$33,037	$19,815
Dec 24	$18,396	$32,027	$18,667
Jan 25	$18,418	$33,038	$18,691
Feb 25	$17,409	$32,405	$17,671
Mar 25	$15,743	$30,515	$15,981

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(7.18)%	11.76%	4.64%
Russell 3000® Index...
	7.22	18.18	11.80
Russell MicroCap® Index...
	(7.01)	12.01	4.80

Key Fund statistics

Net Assets...
$799,683,900
Number of Portfolio Holdings...
1,435
Net Investment Advisory Fees...
$5,375,611
Portfolio Turnover Rate...
28%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
25.4%
Health Care...
22.2
Industrials...
13.7
Information Technology...
13.6
Consumer Discretionary...
7.5
Energy...
4.4
Real Estate...
4.0
Materials...
3.0
Communication Services...
2.9
Consumer Staples...
2.4
Utilities...
0.9
Security	Percent of Total InvestmentsFootnote Reference(a)
SoundHound AI, Inc., Class A...
0.7%
Scholar Rock Holding Corp...
0.7
Archer Aviation, Inc., Class A...
0.6
VSE Corp...
0.6
Tarsus Pharmaceuticals, Inc...
0.5
Mirum Pharmaceuticals, Inc...
0.5
OneSpaWorld Holdings Ltd...
0.5
Argan, Inc...
0.5
REV Group, Inc...
0.5
Perdoceo Education Corp...
0.4

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Micro-Cap ETF

Annual Shareholder Report — March 31, 2025

IWC-03/25-AR

iShares Nasdaq Top 30 Stocks ETF

QTOP | NASDAQ

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Nasdaq Top 30 Stocks ETF (the “Fund”) for the period of October 23, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq Top 30 Stocks ETF	$9Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$93,057,013
Number of Portfolio Holdings...
33
Net Investment Advisory Fees...
$69,447
Portfolio Turnover Rate...
13%

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
52.5%
Communication Services...
17.2
Consumer Discretionary...
14.2
Consumer Staples...
6.3
Health Care...
4.9
Industrials...
2.7
Materials...
2.2
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
12.6%
Microsoft Corp...
10.5
NVIDIA Corp...
10.0
Amazon.com, Inc...
7.6
Costco Wholesale Corp...
4.3
Meta Platforms, Inc., Class A...
4.2
Broadcom, Inc...
4.1
Netflix, Inc...
4.0
Tesla, Inc...
3.9
T-Mobile US, Inc...
3.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Nasdaq, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Nasdaq Top 30 Stocks ETF

Annual Shareholder Report — March 31, 2025

QTOP-03/25-AR

iShares Nasdaq-100 ex Top 30 ETF

QNXT | NASDAQ

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Nasdaq-100 ex Top 30 ETF (the “Fund”) for the period of October 23, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq-100 ex Top 30 ETF	$9Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$13,626,180
Number of Portfolio Holdings...
72
Net Investment Advisory Fees...
$12,267
Portfolio Turnover Rate...
16%

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
41.2%
Consumer Discretionary...
14.2
Industrials...
12.5
Health Care...
9.5
Consumer Staples...
7.2
Utilities...
5.6
Communication Services...
4.8
Energy...
2.4
Financials...
1.7
Real Estate...
0.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Vertex Pharmaceuticals, Inc...
3.4%
Analog Devices, Inc...
2.7
MercadoLibre, Inc...
2.7
Intel Corp...
2.7
Micron Technology, Inc...
2.6
Lam Research Corp...
2.5
KLA Corp...
2.4
Mondelez International, Inc., Class A...
2.4
Cintas Corp...
2.2
Crowdstrike Holdings, Inc., Class A...
2.2

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Nasdaq, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Nasdaq-100 ex Top 30 ETF

Annual Shareholder Report — March 31, 2025

QNXT-03/25-AR

iShares North American Natural Resources ETF

IGE | Cboe BZX Exchange

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares North American Natural Resources ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares North American Natural Resources ETF	$40	0.39%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 3.63%.

  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P North American Natural Resources Sector Index™ returned 4.17%.

What contributed to performance?

Canadian diversified metals and mining companies in the gold segment contributed to the Fund’s return during the reporting period. Central bank demand for gold and expectations of U.S. central bank rate cuts caused investors to turn to gold as a safe-haven asset. Toward the end of the reporting period, heightened global economic uncertainty, a weakening U.S. dollar, and escalating trade tensions further supported the yellow metal’s upward momentum. Also contributing were oil and gas storage and transportation stocks in the U.S. and Canada. These companies are responsible for moving and storing crude oil, natural gas, and refined petroleum products between production sites, refineries, storage terminals, and end users, and were supported by stable energy prices and increased demand for natural gas. Integrated oil and gas firms also modestly added to performance, aided by increased production in the Permian Basin and as these firms leverage their expertise in natural gas to supply power to artificial intelligence-driven data centers.

What detracted from performance?

Detracting from the Fund’s return over the reporting period were U.S. companies within the oil and gas refining and marketing and transportation subsector, due to shrinking refining margins, weak demand for petroleum products, and rising global refining capacity. Benchmark refining margins fell to multi-year lows as distillate fuel oil consumption dropped amid falling manufacturing activity and increased biofuel substitution. Also detracting were firms within the oil and gas equipment and services subsector amid softening trends in North America, fluctuating oil prices, and reduced drilling activity.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	S&P Global Broad Market Index	S&P North American Natural Resources Sector Index™
Apr 15	$10,757	$10,279	$10,763
May 15	$10,181	$10,286	$10,190
Jun 15	$9,723	$10,060	$9,733
Jul 15	$8,844	$10,108	$8,855
Aug 15	$8,520	$9,432	$8,531
Sep 15	$7,818	$9,086	$7,830
Oct 15	$8,688	$9,777	$8,706
Nov 15	$8,602	$9,719	$8,623
Dec 15	$7,670	$9,542	$7,688
Jan 16	$7,308	$8,936	$7,325
Feb 16	$7,316	$8,889	$7,338
Mar 16	$8,141	$9,563	$8,170
Apr 16	$9,066	$9,717	$9,105
May 16	$8,834	$9,731	$8,875
Jun 16	$9,144	$9,660	$9,192
Jul 16	$9,160	$10,092	$9,211
Aug 16	$9,177	$10,128	$9,234
Sep 16	$9,518	$10,203	$9,581
Oct 16	$9,198	$10,008	$9,263
Nov 16	$9,910	$10,110	$9,988
Dec 16	$9,981	$10,327	$10,062
Jan 17	$9,909	$10,609	$9,993
Feb 17	$9,604	$10,901	$9,690
Mar 17	$9,546	$11,030	$9,634
Apr 17	$9,253	$11,208	$9,341
May 17	$8,913	$11,436	$9,002
Jun 17	$8,860	$11,506	$8,951
Jul 17	$9,168	$11,821	$9,267
Aug 17	$8,812	$11,863	$8,911
Sep 17	$9,504	$12,116	$9,615
Oct 17	$9,374	$12,363	$9,488
Nov 17	$9,518	$12,605	$9,638
Dec 17	$10,052	$12,812	$10,186
Jan 18	$10,285	$13,501	$10,425
Feb 18	$9,271	$12,941	$9,401
Mar 18	$9,433	$12,701	$9,571
Apr 18	$10,165	$12,816	$10,320
May 18	$10,471	$12,865	$10,632
Jun 18	$10,556	$12,779	$10,724
Jul 18	$10,665	$13,128	$10,840
Aug 18	$10,244	$13,243	$10,417
Sep 18	$10,326	$13,266	$10,504
Oct 18	$9,082	$12,220	$9,245
Nov 18	$8,892	$12,408	$9,053
Dec 18	$7,896	$11,511	$8,039
Jan 19	$8,901	$12,438	$9,070
Feb 19	$9,011	$12,779	$9,186
Mar 19	$9,161	$12,909	$9,343
Apr 19	$9,194	$13,331	$9,379
May 19	$8,315	$12,544	$8,486
Jun 19	$9,020	$13,344	$9,212
Jul 19	$8,812	$13,374	$9,002
Aug 19	$8,359	$13,041	$8,542
Sep 19	$8,605	$13,311	$8,799
Oct 19	$8,495	$13,682	$8,689
Nov 19	$8,628	$14,017	$8,831
Dec 19	$9,237	$14,512	$9,457
Jan 20	$8,470	$14,316	$8,676
Feb 20	$7,432	$13,147	$7,615
Mar 20	$5,172	$11,256	$5,306
Apr 20	$6,564	$12,485	$6,735
May 20	$6,729	$13,066	$6,906
Jun 20	$6,784	$13,483	$6,967
Jul 20	$6,866	$14,164	$7,049
Aug 20	$6,931	$15,026	$7,122
Sep 20	$6,262	$14,561	$6,440
Oct 20	$6,116	$14,251	$6,291
Nov 20	$7,151	$16,067	$7,359
Dec 20	$7,440	$16,865	$7,659
Jan 21	$7,532	$16,839	$7,757
Feb 21	$8,509	$17,300	$8,764
Mar 21	$8,874	$17,729	$9,148
Apr 21	$9,183	$18,488	$9,468
May 21	$9,824	$18,768	$10,137
Jun 21	$9,849	$18,986	$10,166
Jul 21	$9,324	$19,065	$9,630
Aug 21	$9,230	$19,538	$9,535
Sep 21	$9,591	$18,771	$9,913
Oct 21	$10,447	$19,656	$10,797
Nov 21	$9,973	$19,105	$10,313
Dec 21	$10,361	$19,851	$10,719
Jan 22	$11,441	$18,805	$11,842
Feb 22	$12,252	$18,376	$12,687
Mar 22	$13,386	$18,729	$13,867
Apr 22	$12,957	$17,236	$13,428
May 22	$14,252	$17,245	$14,777
Jun 22	$11,972	$15,764	$12,420
Jul 22	$12,859	$16,871	$13,344
Aug 22	$12,932	$16,286	$13,427
Sep 22	$11,698	$14,709	$12,153
Oct 22	$13,891	$15,592	$14,435
Nov 22	$14,423	$16,782	$14,995
Dec 22	$13,816	$16,152	$14,371
Jan 23	$14,500	$17,334	$15,087
Feb 23	$13,430	$16,850	$13,979
Mar 23	$13,412	$17,251	$13,965
Apr 23	$13,645	$17,467	$14,214
May 23	$12,466	$17,255	$12,991
Jun 23	$13,378	$18,258	$13,949
Jul 23	$14,361	$18,958	$14,979
Aug 23	$14,431	$18,405	$15,060
Sep 23	$14,437	$17,642	$15,074
Oct 23	$13,851	$17,046	$14,466
Nov 23	$14,106	$18,616	$14,741
Dec 23	$14,247	$19,596	$14,896
Jan 24	$13,967	$19,632	$14,609
Feb 24	$14,319	$20,461	$14,984
Mar 24	$15,820	$21,099	$16,562
Apr 24	$15,697	$20,389	$16,439
May 24	$16,000	$21,202	$16,766
Jun 24	$15,574	$21,575	$16,327
Jul 24	$16,125	$22,028	$16,911
Aug 24	$15,934	$22,530	$16,718
Sep 24	$15,711	$23,064	$16,492
Oct 24	$15,847	$22,531	$16,641
Nov 24	$16,846	$23,402	$17,698
Dec 24	$15,320	$22,778	$16,104
Jan 25	$15,752	$23,505	$16,564
Feb 25	$15,961	$23,294	$16,790
Mar 25	$16,394	$22,403	$17,253

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	3.63%	25.95%	5.07%
S&P Global Broad Market Index...
	6.18	14.76	8.40
S&P North American Natural Resources Sector Index™...
	4.17	26.60	5.61

Key Fund statistics

Net Assets...
$641,138,291
Number of Portfolio Holdings...
136
Net Investment Advisory Fees...
$2,250,079
Portfolio Turnover Rate...
12%

The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
68.6%
Metals & Mining...
13.4
Energy Equipment & Services...
6.7
Containers & Packaging...
6.0
Construction Materials...
4.8
Paper & Forest Products...
0.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
10.3%
Chevron Corp...
10.1
ConocoPhillips...
4.6
Enbridge, Inc...
3.5
Williams Cos., Inc. (The)...
2.6
EOG Resources, Inc...
2.6
Canadian Natural Resources Ltd...
2.3
ONEOK, Inc...
2.2
CRH plc...
2.2
Schlumberger NV...
2.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares North American Natural Resources ETF

Annual Shareholder Report — March 31, 2025

IGE-03/25-AR

iShares Russell 2000 ETF

IWM | NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Russell 2000 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 ETF	$18	0.19%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (4.14)%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2000® Index returned (4.01)%.

What contributed to performance?

Stocks within the financials sector contributed to the Fund’s return during the reporting period. While the Federal Reserve (the “Fed”) cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for regional banks.

What detracted from performance?

Within the healthcare sector, biotechnology stocks were the largest detractors from the Fund’s return during the reporting period. In the beginning of the reporting period, early-stage biotechnology companies had difficulties raising capital due to elevated interest rates and tighter financial conditions. In addition, the proposed Biosecure Act, if approved, would restrict the ability for biotechnology firms to collaborate with certain Chinese companies, potentially leading to supply chain disruptions, increased costs, and shifts in manufacturing locations. The subsector was then further impacted by uncertainty around policy changes from the new U.S. presidential administration. The energy sector was negatively affected by declining oil prices, which have negatively impacted refining margins. Concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment, leading consumer discretionary stocks to detract from performance. In this landscape, consumers prioritized spending on essentials and delayed purchases on bigger ticket items, weighing on companies in the consumer durables and consumer discretionary distribution and retail subsectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	Russell 3000® Index	Russell 2000® Index
Apr 15	$9,744	$10,045	$9,745
May 15	$9,968	$10,184	$9,968
Jun 15	$10,043	$10,014	$10,042
Jul 15	$9,926	$10,181	$9,925
Aug 15	$9,303	$9,567	$9,302
Sep 15	$8,847	$9,288	$8,845
Oct 15	$9,346	$10,021	$9,344
Nov 15	$9,653	$10,077	$9,648
Dec 15	$9,170	$9,870	$9,163
Jan 16	$8,364	$9,313	$8,357
Feb 16	$8,364	$9,310	$8,357
Mar 16	$9,033	$9,966	$9,024
Apr 16	$9,176	$10,028	$9,166
May 16	$9,382	$10,207	$9,372
Jun 16	$9,377	$10,228	$9,366
Jul 16	$9,937	$10,634	$9,925
Aug 16	$10,112	$10,661	$10,101
Sep 16	$10,225	$10,678	$10,213
Oct 16	$9,741	$10,447	$9,728
Nov 16	$10,827	$10,914	$10,813
Dec 16	$11,128	$11,127	$11,116
Jan 17	$11,173	$11,337	$11,160
Feb 17	$11,388	$11,758	$11,375
Mar 17	$11,404	$11,766	$11,390
Apr 17	$11,530	$11,891	$11,515
May 17	$11,295	$12,013	$11,280
Jun 17	$11,685	$12,121	$11,670
Jul 17	$11,772	$12,350	$11,757
Aug 17	$11,623	$12,373	$11,607
Sep 17	$12,348	$12,675	$12,332
Oct 17	$12,452	$12,952	$12,437
Nov 17	$12,810	$13,345	$12,795
Dec 17	$12,759	$13,478	$12,744
Jan 18	$13,093	$14,189	$13,077
Feb 18	$12,587	$13,666	$12,570
Mar 18	$12,749	$13,392	$12,733
Apr 18	$12,860	$13,442	$12,843
May 18	$13,640	$13,822	$13,623
Jun 18	$13,736	$13,912	$13,720
Jul 18	$13,975	$14,374	$13,959
Aug 18	$14,578	$14,879	$14,561
Sep 18	$14,228	$14,903	$14,211
Oct 18	$12,682	$13,806	$12,667
Nov 18	$12,883	$14,083	$12,869
Dec 18	$11,353	$12,772	$11,340
Jan 19	$12,629	$13,868	$12,616
Feb 19	$13,285	$14,356	$13,272
Mar 19	$13,005	$14,566	$12,994
Apr 19	$13,446	$15,147	$13,435
May 19	$12,400	$14,167	$12,391
Jun 19	$13,275	$15,162	$13,266
Jul 19	$13,351	$15,387	$13,343
Aug 19	$12,691	$15,074	$12,684
Sep 19	$12,954	$15,338	$12,948
Oct 19	$13,294	$15,668	$13,289
Nov 19	$13,841	$16,264	$13,836
Dec 19	$14,239	$16,734	$14,235
Jan 20	$13,782	$16,715	$13,778
Feb 20	$12,621	$15,347	$12,618
Mar 20	$9,879	$13,236	$9,877
Apr 20	$11,238	$14,989	$11,233
May 20	$11,971	$15,791	$11,964
Jun 20	$12,389	$16,152	$12,387
Jul 20	$12,730	$17,069	$12,730
Aug 20	$13,449	$18,306	$13,448
Sep 20	$12,996	$17,639	$12,998
Oct 20	$13,268	$17,258	$13,271
Nov 20	$15,715	$19,358	$15,717
Dec 20	$17,072	$20,229	$17,076
Jan 21	$17,926	$20,139	$17,935
Feb 21	$19,042	$20,768	$19,053
Mar 21	$19,231	$21,513	$19,245
Apr 21	$19,634	$22,622	$19,649
May 21	$19,672	$22,725	$19,689
Jun 21	$20,050	$23,285	$20,071
Jul 21	$19,325	$23,679	$19,346
Aug 21	$19,754	$24,354	$19,779
Sep 21	$19,166	$23,262	$19,196
Oct 21	$19,980	$24,835	$20,012
Nov 21	$19,143	$24,457	$19,178
Dec 21	$19,568	$25,420	$19,607
Jan 22	$17,684	$23,924	$17,719
Feb 22	$17,871	$23,322	$17,908
Mar 22	$18,093	$24,078	$18,131
Apr 22	$16,299	$21,917	$16,334
May 22	$16,322	$21,888	$16,359
Jun 22	$14,976	$20,057	$15,013
Jul 22	$16,539	$21,938	$16,581
Aug 22	$16,203	$21,120	$16,242
Sep 22	$14,650	$19,161	$14,685
Oct 22	$16,261	$20,733	$16,302
Nov 22	$16,640	$21,815	$16,683
Dec 22	$15,560	$20,537	$15,600
Jan 23	$17,080	$21,952	$17,120
Feb 23	$16,793	$21,439	$16,831
Mar 23	$15,989	$22,012	$16,027
Apr 23	$15,701	$22,247	$15,739
May 23	$15,555	$22,333	$15,593
Jun 23	$16,813	$23,858	$16,861
Jul 23	$17,831	$24,713	$17,892
Aug 23	$16,937	$24,236	$16,997
Sep 23	$15,939	$23,082	$15,996
Oct 23	$14,853	$22,470	$14,906
Nov 23	$16,198	$24,565	$16,255
Dec 23	$18,175	$25,868	$18,241
Jan 24	$17,466	$26,155	$17,531
Feb 24	$18,452	$27,571	$18,522
Mar 24	$19,109	$28,460	$19,186
Apr 24	$17,763	$27,208	$17,835
May 24	$18,651	$28,493	$18,730
Jun 24	$18,479	$29,375	$18,557
Jul 24	$20,346	$29,922	$20,442
Aug 24	$20,039	$30,573	$20,137
Sep 24	$20,179	$31,205	$20,277
Oct 24	$19,885	$30,976	$19,985
Nov 24	$22,065	$33,037	$22,177
Dec 24	$20,238	$32,027	$20,345
Jan 25	$20,764	$33,038	$20,879
Feb 25	$19,657	$32,405	$19,762
Mar 25	$18,319	$30,515	$18,417

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(4.14)%	13.15%	6.24%
Russell 3000® Index...
	7.22	18.18	11.80
Russell 2000® Index...
	(4.01)	13.27	6.30

Key Fund statistics

Net Assets...
$63,336,858,693
Number of Portfolio Holdings...
1,960
Net Investment Advisory Fees...
$128,677,706
Portfolio Turnover Rate...
18%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
19.9%
Industrials...
17.6
Health Care...
16.7
Information Technology...
12.3
Consumer Discretionary...
9.1
Real Estate...
6.4
Energy...
5.1
Materials...
3.9
Consumer Staples...
3.2
Utilities...
3.2
Communication Services...
2.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Sprouts Farmers Market, Inc...
0.6%
Insmed, Inc...
0.5
FTAI Aviation Ltd...
0.5
Corcept Therapeutics, Inc...
0.4
SouthState Corp...
0.4
Carpenter Technology Corp...
0.4
Applied Industrial Technologies, Inc...
0.4
Mueller Industries, Inc...
0.4
Halozyme Therapeutics, Inc...
0.3
Beacon Roofing Supply, Inc...
0.3

Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2000 ETF

Annual Shareholder Report — March 31, 2025

IWM-03/25-AR

iShares Russell 2000 Growth ETF

IWO | NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Russell 2000 Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Growth ETF	$23	0.24%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (4.94)%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2000® Growth Index returned (4.86)%.

What contributed to performance?

Stocks within the financials sector modestly contributed to the Fund’s return during the reporting period. Within the insurance sector, property and casualty stocks gained, helped by strong underwriting gains and premium growth.

What detracted from performance?

Information technology stocks were the largest detractors from the Fund’s return during the reporting period. Software companies were pressured by increasing competition and valuation concerns. Within technology hardware stocks, concerns intensified around competition in the artificial intelligence server market. Additionally, a company that produces high-performance and high-efficiency servers came under heightened scrutiny following reports of questionable accounting practices, the resignation of the company’s external auditor, and a delayed annual report filing. Healthcare stocks also detracted. In the beginning of the reporting period, early-stage biotechnology companies had difficulties raising capital due to elevated interest rates and tighter financial conditions. In addition, the proposed Biosecure Act, if approved, would restrict the ability for biotechnology firms to collaborate with certain Chinese companies, potentially leading to supply chain disruptions, increased costs, and shifts in manufacturing locations. The subsector was then further impacted by uncertainty around policy changes from the new U.S. presidential administration. Concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment, leading consumer discretionary stocks to detract from performance. In this landscape, consumers prioritized spending on essentials and delayed purchases on bigger ticket items, weighing on companies in the consumer discretionary distribution and retail subsectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	Russell 3000® Index	Russell 2000® Growth Index
Apr 15	$9,704	$10,045	$9,706
May 15	$10,063	$10,184	$10,062
Jun 15	$10,199	$10,014	$10,198
Jul 15	$10,242	$10,181	$10,239
Aug 15	$9,466	$9,567	$9,463
Sep 15	$8,871	$9,288	$8,866
Oct 15	$9,376	$10,021	$9,369
Nov 15	$9,724	$10,077	$9,712
Dec 15	$9,262	$9,870	$9,249
Jan 16	$8,261	$9,313	$8,247
Feb 16	$8,204	$9,310	$8,188
Mar 16	$8,833	$9,966	$8,816
Apr 16	$8,923	$10,028	$8,903
May 16	$9,164	$10,207	$9,143
Jun 16	$9,121	$10,228	$9,101
Jul 16	$9,719	$10,634	$9,696
Aug 16	$9,823	$10,661	$9,799
Sep 16	$9,965	$10,678	$9,941
Oct 16	$9,348	$10,447	$9,323
Nov 16	$10,185	$10,914	$10,157
Dec 16	$10,324	$11,127	$10,295
Jan 17	$10,493	$11,337	$10,463
Feb 17	$10,750	$11,758	$10,719
Mar 17	$10,879	$11,766	$10,846
Apr 17	$11,080	$11,891	$11,046
May 17	$10,981	$12,013	$10,945
Jun 17	$11,358	$12,121	$11,322
Jul 17	$11,456	$12,350	$11,419
Aug 17	$11,443	$12,373	$11,405
Sep 17	$12,067	$12,675	$12,026
Oct 17	$12,254	$12,952	$12,212
Nov 17	$12,606	$13,345	$12,563
Dec 17	$12,621	$13,478	$12,578
Jan 18	$13,113	$14,189	$13,068
Feb 18	$12,739	$13,666	$12,696
Mar 18	$12,911	$13,392	$12,867
Apr 18	$12,923	$13,442	$12,879
May 18	$13,736	$13,822	$13,690
Jun 18	$13,841	$13,912	$13,797
Jul 18	$14,080	$14,374	$14,035
Aug 18	$14,958	$14,879	$14,908
Sep 18	$14,608	$14,903	$14,559
Oct 18	$12,759	$13,806	$12,717
Nov 18	$12,957	$14,083	$12,916
Dec 18	$11,443	$12,772	$11,407
Jan 19	$12,764	$13,868	$12,724
Feb 19	$13,588	$14,356	$13,546
Mar 19	$13,403	$14,566	$13,363
Apr 19	$13,810	$15,147	$13,769
May 19	$12,785	$14,167	$12,748
Jun 19	$13,770	$15,162	$13,730
Jul 19	$13,904	$15,387	$13,864
Aug 19	$13,304	$15,074	$13,266
Sep 19	$13,196	$15,338	$13,157
Oct 19	$13,572	$15,668	$13,531
Nov 19	$14,371	$16,264	$14,328
Dec 19	$14,700	$16,734	$14,656
Jan 20	$14,538	$16,715	$14,495
Feb 20	$13,487	$15,347	$13,448
Mar 20	$10,909	$13,236	$10,880
Apr 20	$12,537	$14,989	$12,500
May 20	$13,722	$15,791	$13,682
Jun 20	$14,245	$16,152	$14,207
Jul 20	$14,733	$17,069	$14,696
Aug 20	$15,596	$18,306	$15,558
Sep 20	$15,260	$17,639	$15,224
Oct 20	$15,377	$17,258	$15,340
Nov 20	$18,086	$19,358	$18,045
Dec 20	$19,775	$20,229	$19,732
Jan 21	$20,727	$20,139	$20,683
Feb 21	$21,409	$20,768	$21,366
Mar 21	$20,733	$21,513	$20,694
Apr 21	$21,182	$22,622	$21,145
May 21	$20,576	$22,725	$20,541
Jun 21	$21,535	$23,285	$21,504
Jul 21	$20,751	$23,679	$20,721
Aug 21	$21,125	$24,354	$21,098
Sep 21	$20,314	$23,262	$20,289
Oct 21	$21,263	$24,835	$21,239
Nov 21	$20,222	$24,457	$20,201
Dec 21	$20,310	$25,420	$20,291
Jan 22	$17,586	$23,924	$17,571
Feb 22	$17,663	$23,322	$17,648
Mar 22	$17,742	$24,078	$17,729
Apr 22	$15,566	$21,917	$15,554
May 22	$15,273	$21,888	$15,260
Jun 22	$14,327	$20,057	$14,315
Jul 22	$15,933	$21,938	$15,918
Aug 22	$15,787	$21,120	$15,768
Sep 22	$14,368	$19,161	$14,350
Oct 22	$15,730	$20,733	$15,712
Nov 22	$15,986	$21,815	$15,968
Dec 22	$14,961	$20,537	$14,943
Jan 23	$16,453	$21,952	$16,429
Feb 23	$16,275	$21,439	$16,251
Mar 23	$15,871	$22,012	$15,850
Apr 23	$15,688	$22,247	$15,666
May 23	$15,689	$22,333	$15,669
Jun 23	$16,984	$23,858	$16,968
Jul 23	$17,772	$24,713	$17,761
Aug 23	$16,846	$24,236	$16,837
Sep 23	$15,735	$23,082	$15,726
Oct 23	$14,521	$22,470	$14,513
Nov 23	$15,843	$24,565	$15,835
Dec 23	$17,741	$25,868	$17,731
Jan 24	$17,172	$26,155	$17,162
Feb 24	$18,565	$27,571	$18,556
Mar 24	$19,082	$28,460	$19,075
Apr 24	$17,611	$27,208	$17,606
May 24	$18,551	$28,493	$18,549
Jun 24	$18,518	$29,375	$18,518
Jul 24	$20,031	$29,922	$20,034
Aug 24	$19,811	$30,573	$19,812
Sep 24	$20,073	$31,205	$20,076
Oct 24	$19,806	$30,976	$19,809
Nov 24	$22,233	$33,037	$22,238
Dec 24	$20,409	$32,027	$20,418
Jan 25	$21,052	$33,038	$21,063
Feb 25	$19,628	$32,405	$19,638
Mar 25	$18,140	$30,515	$18,148

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(4.94)%	10.71%	6.14%
Russell 3000® Index...
	7.22	18.18	11.80
Russell 2000® Growth Index...
	(4.86)	10.78	6.14

Key Fund statistics

Net Assets...
$10,746,503,106
Number of Portfolio Holdings...
1,123
Net Investment Advisory Fees...
$27,816,122
Portfolio Turnover Rate...
30%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
24.8%
Industrials...
22.9
Information Technology...
18.5
Consumer Discretionary...
9.5
Financials...
9.1
Materials...
3.8
Consumer Staples...
3.8
Energy...
3.4
Communication Services...
2.1
Real Estate...
1.6
Utilities...
0.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Sprouts Farmers Market, Inc...
1.3%
Insmed, Inc...
1.1
FTAI Aviation Ltd...
0.9
Corcept Therapeutics, Inc...
0.8
Carpenter Technology Corp...
0.7
Applied Industrial Technologies, Inc...
0.7
Halozyme Therapeutics, Inc...
0.7
Mueller Industries, Inc...
0.6
HealthEquity, Inc...
0.6
ExlService Holdings, Inc...
0.6

Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2000 Growth ETF

Annual Shareholder Report — March 31, 2025

IWO-03/25-AR

iShares Russell 2000 Value ETF

IWN | NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Russell 2000 Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Value ETF	$23	0.24%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (3.36)%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2000® Value Index returned (3.12)%.

What contributed to performance?

Stocks within the financials sector contributed to the Fund’s return during the reporting period. While the Federal Reserve (the “Fed”) cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for regional banks.

What detracted from performance?

The energy sector detracted from the Fund's return during the reporting period, amid declining oil prices. Upstream companies that focus on exploration and production faced challenges of oversupply and weakened demand, while downstream companies that handle refining, marketing, and distributing finished petroleum saw slowing demand for refined products. The healthcare also sector detracted, pulled lower by biotechnology stocks. In the beginning of the reporting period, early-stage biotechnology companies had difficulties raising capital due to elevated interest rates and tighter financial conditions. In addition, the proposed Biosecure Act, if approved, would restrict the ability for biotechnology firms to collaborate with certain Chinese companies, potentially leading to supply chain disruptions, increased costs, and shifts in manufacturing locations. The subsector was then further impacted by uncertainty around policy changes from the new U.S. presidential administration. Concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment, leading consumer discretionary stocks to detract from performance. In this landscape, consumers prioritized spending on essentials and delayed purchases on bigger ticket and luxury items.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	Russell 3000® Index	Russell 2000® Value Index
Apr 15	$9,785	$10,045	$9,786
May 15	$9,865	$10,184	$9,868
Jun 15	$9,879	$10,014	$9,880
Jul 15	$9,605	$10,181	$9,608
Aug 15	$9,132	$9,567	$9,136
Sep 15	$8,814	$9,288	$8,820
Oct 15	$9,309	$10,021	$9,314
Nov 15	$9,575	$10,077	$9,578
Dec 15	$9,069	$9,870	$9,073
Jan 16	$8,459	$9,313	$8,464
Feb 16	$8,517	$9,310	$8,522
Mar 16	$9,224	$9,966	$9,228
Apr 16	$9,418	$10,028	$9,423
May 16	$9,590	$10,207	$9,596
Jun 16	$9,622	$10,228	$9,625
Jul 16	$10,140	$10,634	$10,145
Aug 16	$10,384	$10,661	$10,397
Sep 16	$10,464	$10,678	$10,479
Oct 16	$10,124	$10,447	$10,134
Nov 16	$11,469	$10,914	$11,479
Dec 16	$11,939	$11,127	$11,953
Jan 17	$11,854	$11,337	$11,868
Feb 17	$12,022	$11,758	$12,040
Mar 17	$11,922	$11,766	$11,938
Apr 17	$11,970	$11,891	$11,985
May 17	$11,596	$12,013	$11,612
Jun 17	$12,001	$12,121	$12,018
Jul 17	$12,075	$12,350	$12,094
Aug 17	$11,777	$12,373	$11,797
Sep 17	$12,610	$12,675	$12,632
Oct 17	$12,625	$12,952	$12,648
Nov 17	$12,986	$13,345	$13,015
Dec 17	$12,862	$13,478	$12,890
Jan 18	$13,022	$14,189	$13,049
Feb 18	$12,372	$13,666	$12,397
Mar 18	$12,525	$13,392	$12,550
Apr 18	$12,739	$13,442	$12,768
May 18	$13,478	$13,822	$13,510
Jun 18	$13,557	$13,912	$13,592
Jul 18	$13,795	$14,374	$13,832
Aug 18	$14,122	$14,879	$14,162
Sep 18	$13,771	$14,903	$13,810
Oct 18	$12,536	$13,806	$12,574
Nov 18	$12,737	$14,083	$12,776
Dec 18	$11,198	$12,772	$11,232
Jan 19	$12,422	$13,868	$12,461
Feb 19	$12,903	$14,356	$12,945
Mar 19	$12,529	$14,566	$12,572
Apr 19	$13,002	$15,147	$13,047
May 19	$11,937	$14,167	$11,981
Jun 19	$12,694	$15,162	$12,745
Jul 19	$12,712	$15,387	$12,765
Aug 19	$12,001	$15,074	$12,053
Sep 19	$12,614	$15,338	$12,672
Oct 19	$12,918	$15,668	$12,979
Nov 19	$13,219	$16,264	$13,282
Dec 19	$13,681	$16,734	$13,747
Jan 20	$12,941	$16,715	$13,006
Feb 20	$11,683	$15,347	$11,742
Mar 20	$8,797	$13,236	$8,845
Apr 20	$9,881	$14,989	$9,936
May 20	$10,171	$15,791	$10,221
Jun 20	$10,459	$16,152	$10,517
Jul 20	$10,673	$17,069	$10,734
Aug 20	$11,250	$18,306	$11,312
Sep 20	$10,726	$17,639	$10,786
Oct 20	$11,108	$17,258	$11,172
Nov 20	$13,250	$19,358	$13,329
Dec 20	$14,296	$20,229	$14,385
Jan 21	$15,044	$20,139	$15,141
Feb 21	$16,459	$20,768	$16,564
Mar 21	$17,312	$21,513	$17,429
Apr 21	$17,661	$22,622	$17,782
May 21	$18,204	$22,725	$18,335
Jun 21	$18,089	$23,285	$18,224
Jul 21	$17,440	$23,679	$17,572
Aug 21	$17,902	$24,354	$18,042
Sep 21	$17,541	$23,262	$17,681
Oct 21	$18,206	$24,835	$18,355
Nov 21	$17,580	$24,457	$17,728
Dec 21	$18,293	$25,420	$18,451
Jan 22	$17,222	$23,924	$17,375
Feb 22	$17,504	$23,322	$17,663
Mar 22	$17,842	$24,078	$18,008
Apr 22	$16,452	$21,917	$16,611
May 22	$16,767	$21,888	$16,930
Jun 22	$15,105	$20,057	$15,257
Jul 22	$16,568	$21,938	$16,734
Aug 22	$16,045	$21,120	$16,205
Sep 22	$14,406	$19,161	$14,554
Oct 22	$16,217	$20,733	$16,386
Nov 22	$16,707	$21,815	$16,887
Dec 22	$15,609	$20,537	$15,779
Jan 23	$17,103	$21,952	$17,284
Feb 23	$16,711	$21,439	$16,886
Mar 23	$15,516	$22,012	$15,675
Apr 23	$15,126	$22,247	$15,284
May 23	$14,828	$22,333	$14,984
Jun 23	$15,996	$23,858	$16,174
Jul 23	$17,185	$24,713	$17,394
Aug 23	$16,356	$24,236	$16,558
Sep 23	$15,502	$23,082	$15,695
Oct 23	$14,578	$22,470	$14,759
Nov 23	$15,887	$24,565	$16,088
Dec 23	$17,860	$25,868	$18,090
Jan 24	$17,044	$26,155	$17,268
Feb 24	$17,598	$27,571	$17,833
Mar 24	$18,363	$28,460	$18,615
Apr 24	$17,190	$27,208	$17,428
May 24	$17,991	$28,493	$18,244
Jun 24	$17,686	$29,375	$17,936
Jul 24	$19,826	$29,922	$20,122
Aug 24	$19,449	$30,573	$19,744
Sep 24	$19,459	$31,205	$19,757
Oct 24	$19,150	$30,976	$19,448
Nov 24	$20,995	$33,037	$21,324
Dec 24	$19,242	$32,027	$19,547
Jan 25	$19,637	$33,038	$19,948
Feb 25	$18,883	$32,405	$19,185
Mar 25	$17,747	$30,515	$18,033

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(3.36)%	15.07%	5.90%
Russell 3000® Index...
	7.22	18.18	11.80
Russell 2000® Value Index...
	(3.12)	15.31	6.07

Key Fund statistics

Net Assets...
$10,946,939,381
Number of Portfolio Holdings...
1,431
Net Investment Advisory Fees...
$28,753,466
Portfolio Turnover Rate...
28%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
30.7%
Industrials...
12.3
Real Estate...
11.3
Consumer Discretionary...
8.8
Health Care...
8.5
Energy...
6.9
Information Technology...
6.0
Utilities...
5.9
Materials...
3.9
Communication Services...
3.2
Consumer Staples...
2.5
Security	Percent of Total InvestmentsFootnote Reference(a)
SouthState Corp...
0.8%
UMB Financial Corp...
0.6
Old National Bancorp...
0.6
Terreno Realty Corp...
0.5
Primo Brands Corp., Class A...
0.5
Jackson Financial, Inc., Class A...
0.5
Taylor Morrison Home Corp...
0.5
Essent Group Ltd...
0.5
Essential Properties Realty Trust, Inc...
0.5
GATX Corp...
0.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2000 Value ETF

Annual Shareholder Report — March 31, 2025

IWN-03/25-AR

iShares Russell 2500 ETF

SMMD | Cboe BZX Exchange

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Russell 2500 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2500 ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (3.15)%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2500™ Index returned (3.11)%.

What contributed to performance?

Stocks within the utilities sector contributed to the Fund’s return during the reporting period. The utilities sector benefited due to its defensive nature, including reliable dividends, as macro-economic uncertainty increased toward the end of the reporting period. Additionally, the electric utilities subsector was buoyed by the unprecedented surge in energy demand from artificial intelligence (“AI”) data centers.

What detracted from performance?

The largest detractor from returns during the reporting period were capital goods companies within the industrials sector. These stocks were pressured amid a challenging business environment that included slowing capital expenditure spending, geopolitical tensions, and the threat of a trade war. Declining consumer confidence, particularly toward the end of the reporting period, weighed on consumer discretionary stocks, as consumers prioritized spending on essentials and delayed purchases on bigger ticket items and luxury items. Within the information technology sector, semiconductors and semiconductor equipment companies faced significant negative impacts due to escalating trade and geopolitical tensions. Additionally, while demand for chips that power AI experienced strong demand, suppliers exposed to the PC, smartphone, industrial and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 6, 2017 through March 31, 2025

Initial Investment of $10,000

	Fund	Russell 3000® Index	Russell 2500™ Index
Jul 17	$10,198	$10,252	$10,203
Aug 17	$10,117	$10,272	$10,118
Sep 17	$10,578	$10,522	$10,577
Oct 17	$10,736	$10,752	$10,741
Nov 17	$11,085	$11,078	$11,094
Dec 17	$11,122	$11,189	$11,132
Jan 18	$11,457	$11,779	$11,471
Feb 18	$10,991	$11,344	$10,999
Mar 18	$11,096	$11,117	$11,105
Apr 18	$11,129	$11,159	$11,131
May 18	$11,655	$11,474	$11,655
Jun 18	$11,732	$11,549	$11,739
Jul 18	$11,956	$11,932	$11,966
Aug 18	$12,469	$12,351	$12,479
Sep 18	$12,283	$12,372	$12,290
Oct 18	$11,031	$11,461	$11,042
Nov 18	$11,245	$11,690	$11,251
Dec 18	$10,010	$10,602	$10,018
Jan 19	$11,164	$11,512	$11,172
Feb 19	$11,688	$11,917	$11,699
Mar 19	$11,593	$12,091	$11,603
Apr 19	$11,998	$12,574	$12,009
May 19	$11,141	$11,760	$11,155
Jun 19	$11,928	$12,586	$11,946
Jul 19	$12,057	$12,774	$12,071
Aug 19	$11,577	$12,513	$11,588
Sep 19	$11,780	$12,733	$11,793
Oct 19	$12,008	$13,007	$12,019
Nov 19	$12,522	$13,501	$12,535
Dec 19	$12,783	$13,891	$12,800
Jan 20	$12,530	$13,876	$12,540
Feb 20	$11,461	$12,740	$11,488
Mar 20	$8,989	$10,988	$8,995
Apr 20	$10,299	$12,443	$10,304
May 20	$11,063	$13,109	$11,066
Jun 20	$11,383	$13,408	$11,385
Jul 20	$11,850	$14,170	$11,839
Aug 20	$12,378	$15,196	$12,375
Sep 20	$12,064	$14,643	$12,055
Oct 20	$12,288	$14,327	$12,273
Nov 20	$14,276	$16,070	$14,272
Dec 20	$15,364	$16,793	$15,359
Jan 21	$15,727	$16,718	$15,735
Feb 21	$16,750	$17,240	$16,762
Mar 21	$17,053	$17,858	$17,037
Apr 21	$17,709	$18,779	$17,718
May 21	$17,753	$18,865	$17,755
Jun 21	$17,959	$19,330	$17,965
Jul 21	$17,644	$19,657	$17,650
Aug 21	$18,043	$20,217	$18,051
Sep 21	$17,481	$19,310	$17,483
Oct 21	$18,338	$20,616	$18,340
Nov 21	$17,561	$20,302	$17,575
Dec 21	$18,138	$21,102	$18,151
Jan 22	$16,637	$19,860	$16,641
Feb 22	$16,822	$19,360	$16,828
Mar 22	$17,081	$19,988	$17,096
Apr 22	$15,628	$18,194	$15,639
May 22	$15,685	$18,170	$15,692
Jun 22	$14,180	$16,650	$14,193
Jul 22	$15,658	$18,212	$15,661
Aug 22	$15,249	$17,532	$15,245
Sep 22	$13,791	$15,906	$13,793
Oct 22	$15,124	$17,211	$15,116
Nov 22	$15,754	$18,109	$15,754
Dec 22	$14,815	$17,049	$14,817
Jan 23	$16,305	$18,223	$16,299
Feb 23	$15,922	$17,797	$15,916
Mar 23	$15,321	$18,273	$15,320
Apr 23	$15,124	$18,468	$15,120
May 23	$14,868	$18,539	$14,855
Jun 23	$16,130	$19,805	$16,120
Jul 23	$16,933	$20,515	$16,921
Aug 23	$16,264	$20,119	$16,257
Sep 23	$15,358	$19,161	$15,349
Oct 23	$14,419	$18,653	$14,417
Nov 23	$15,727	$20,392	$15,715
Dec 23	$17,409	$21,474	$17,399
Jan 24	$16,950	$21,712	$16,944
Feb 24	$17,869	$22,887	$17,865
Mar 24	$18,596	$23,626	$18,603
Apr 24	$17,365	$22,586	$17,357
May 24	$18,089	$23,653	$18,078
Jun 24	$17,804	$24,385	$17,808
Jul 24	$19,142	$24,839	$19,131
Aug 24	$19,080	$25,379	$19,081
Sep 24	$19,365	$25,904	$19,365
Oct 24	$19,184	$25,714	$19,186
Nov 24	$21,082	$27,425	$21,074
Dec 24	$19,481	$26,587	$19,486
Jan 25	$20,158	$27,426	$20,177
Feb 25	$19,216	$26,900	$19,229
Mar 25	$18,009	$25,331	$18,024

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	(3.15)%	14.91%	7.90%
Russell 3000® Index...
	7.22	18.18	12.77
Russell 2500™ Index...
	(3.11)	14.91	7.92

Key Fund statistics

Net Assets...
$1,289,643,491
Number of Portfolio Holdings...
502
Net Investment Advisory Fees...
$820,671
Portfolio Turnover Rate...
8%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The inception date of the Fund was July 6, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Investment Funds...
41.1%
Industrials...
11.4
Financials...
10.2
Consumer Discretionary...
8.1
Information Technology...
6.1
Health Care...
5.0
Real Estate...
4.6
Materials...
4.0
Energy...
3.4
Consumer Staples...
2.4
OtherFootnote Reference(b)...
3.7
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 2000 ETF...
41.0%
EQT Corp...
0.5
Robinhood Markets, Inc., Class A...
0.5
Expand Energy Corp...
0.4
Texas Pacific Land Corp...
0.4
Smurfit WestRock plc...
0.4
Carvana Co., Class A...
0.4
NRG Energy, Inc...
0.3
NiSource, Inc...
0.3
Lennox International, Inc...
0.3

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2500 ETF

Annual Shareholder Report — March 31, 2025

SMMD-03/25-AR

iShares Russell Mid-Cap ETF

IWR | NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Russell Mid-Cap ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 2.41%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell Midcap® Index returned 2.59%.

What contributed to performance?

Financials stocks were the largest contributors to the Fund’s returns during the reporting period. The insurance segment gained, particularly property and casualty stocks which were helped by strong underwriting gains and premium growth. The utilities sector also contributed, supported by its defensive nature, including reliable dividends, as macro-economic uncertainty increased toward the end of the reporting period. Additionally, the electric utilities subsector was buoyed by the unprecedented surge in energy demand from artificial intelligence data centers.

What detracted from performance?

Within the healthcare sector, stocks in the pharmaceuticals, biotechnology, and life sciences subsector were the largest detractor from the Fund’s return during the reporting period. Firms that operate within these segments were challenged by expectations of production challenges from the Biosecure Act, which would require U.S. companies to shift their sourcing away from the targeted Chinese companies, uncertainty around policy changes from the new U.S. presidential administration, and overall macroeconomic headwinds. Also detracting were materials stocks, particularly within the chemicals subsector, as they faced increasing pricing pressures and weakened demand from China and Europe.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	Russell 3000® Index	Russell Midcap® Index
Apr 15	$9,908	$10,045	$9,909
May 15	$10,051	$10,184	$10,054
Jun 15	$9,843	$10,014	$9,846
Jul 15	$9,914	$10,181	$9,919
Aug 15	$9,389	$9,567	$9,396
Sep 15	$9,051	$9,288	$9,058
Oct 15	$9,611	$10,021	$9,619
Nov 15	$9,635	$10,077	$9,644
Dec 15	$9,375	$9,870	$9,385
Jan 16	$8,761	$9,313	$8,770
Feb 16	$8,859	$9,310	$8,869
Mar 16	$9,582	$9,966	$9,596
Apr 16	$9,681	$10,028	$9,697
May 16	$9,838	$10,207	$9,856
Jun 16	$9,882	$10,228	$9,901
Jul 16	$10,330	$10,634	$10,353
Aug 16	$10,302	$10,661	$10,327
Sep 16	$10,321	$10,678	$10,348
Oct 16	$9,992	$10,447	$10,020
Nov 16	$10,530	$10,914	$10,560
Dec 16	$10,648	$11,127	$10,680
Jan 17	$10,904	$11,337	$10,938
Feb 17	$11,211	$11,758	$11,247
Mar 17	$11,191	$11,766	$11,230
Apr 17	$11,276	$11,891	$11,316
May 17	$11,378	$12,013	$11,420
Jun 17	$11,489	$12,121	$11,533
Jul 17	$11,656	$12,350	$11,703
Aug 17	$11,565	$12,373	$11,612
Sep 17	$11,884	$12,675	$11,934
Oct 17	$12,080	$12,952	$12,133
Nov 17	$12,485	$13,345	$12,541
Dec 17	$12,599	$13,478	$12,658
Jan 18	$13,072	$14,189	$13,134
Feb 18	$12,530	$13,666	$12,592
Mar 18	$12,537	$13,392	$12,600
Apr 18	$12,516	$13,442	$12,581
May 18	$12,798	$13,822	$12,866
Jun 18	$12,885	$13,912	$12,955
Jul 18	$13,203	$14,374	$13,278
Aug 18	$13,611	$14,879	$13,690
Sep 18	$13,522	$14,903	$13,602
Oct 18	$12,396	$13,806	$12,472
Nov 18	$12,700	$14,083	$12,779
Dec 18	$11,449	$12,772	$11,511
Jan 19	$12,682	$13,868	$12,753
Feb 19	$13,224	$14,356	$13,301
Mar 19	$13,336	$14,566	$13,415
Apr 19	$13,841	$15,147	$13,925
May 19	$12,990	$14,167	$13,071
Jun 19	$13,880	$15,162	$13,969
Jul 19	$14,076	$15,387	$14,168
Aug 19	$13,674	$15,074	$13,765
Sep 19	$13,939	$15,338	$14,036
Oct 19	$14,084	$15,668	$14,183
Nov 19	$14,587	$16,264	$14,690
Dec 19	$14,920	$16,734	$15,027
Jan 20	$14,797	$16,715	$14,907
Feb 20	$13,511	$15,347	$13,612
Mar 20	$10,878	$13,236	$10,959
Apr 20	$12,439	$14,989	$12,533
May 20	$13,313	$15,791	$13,414
Jun 20	$13,550	$16,152	$13,656
Jul 20	$14,346	$17,069	$14,458
Aug 20	$14,848	$18,306	$14,966
Sep 20	$14,554	$17,639	$14,675
Oct 20	$14,645	$17,258	$14,768
Nov 20	$16,666	$19,358	$16,809
Dec 20	$17,444	$20,229	$17,597
Jan 21	$17,398	$20,139	$17,550
Feb 21	$18,365	$20,768	$18,528
Mar 21	$18,859	$21,513	$19,029
Apr 21	$19,816	$22,622	$19,999
May 21	$19,972	$22,725	$20,160
Jun 21	$20,261	$23,285	$20,456
Jul 21	$20,415	$23,679	$20,614
Aug 21	$20,928	$24,354	$21,138
Sep 21	$20,063	$23,262	$20,267
Oct 21	$21,256	$24,835	$21,472
Nov 21	$20,512	$24,457	$20,725
Dec 21	$21,347	$25,420	$21,571
Jan 22	$19,772	$23,924	$19,982
Feb 22	$19,628	$23,322	$19,838
Mar 22	$20,126	$24,078	$20,346
Apr 22	$18,574	$21,917	$18,779
May 22	$18,585	$21,888	$18,794
Jun 22	$16,729	$20,057	$16,918
Jul 22	$18,378	$21,938	$18,588
Aug 22	$17,800	$21,120	$18,005
Sep 22	$16,149	$19,161	$16,336
Oct 22	$17,581	$20,733	$17,786
Nov 22	$18,635	$21,815	$18,855
Dec 22	$17,626	$20,537	$17,836
Jan 23	$19,088	$21,952	$19,317
Feb 23	$18,624	$21,439	$18,849
Mar 23	$18,336	$22,012	$18,559
Apr 23	$18,237	$22,247	$18,461
May 23	$17,726	$22,333	$17,946
Jun 23	$19,202	$23,858	$19,443
Jul 23	$19,962	$24,713	$20,214
Aug 23	$19,268	$24,236	$19,513
Sep 23	$18,296	$23,082	$18,533
Oct 23	$17,380	$22,470	$17,607
Nov 23	$19,155	$24,565	$19,409
Dec 23	$20,634	$25,868	$20,909
Jan 24	$20,337	$26,155	$20,611
Feb 24	$21,471	$27,571	$21,762
Mar 24	$22,398	$28,460	$22,707
Apr 24	$21,185	$27,208	$21,480
May 24	$21,787	$28,493	$22,093
Jun 24	$21,639	$29,375	$21,946
Jul 24	$22,657	$29,922	$22,981
Aug 24	$23,114	$30,573	$23,446
Sep 24	$23,625	$31,205	$23,968
Oct 24	$23,492	$30,976	$23,839
Nov 24	$25,561	$33,037	$25,942
Dec 24	$23,759	$32,027	$24,117
Jan 25	$24,765	$33,038	$25,143
Feb 25	$24,055	$32,405	$24,428
Mar 25	$22,938	$30,515	$23,296

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	2.41%	16.09%	8.66%
Russell 3000® Index...
	7.22	18.18	11.80
Russell Midcap® Index...
	2.59	16.28	8.82

Key Fund statistics

Net Assets...
$38,279,464,894
Number of Portfolio Holdings...
815
Net Investment Advisory Fees...
$67,279,109
Portfolio Turnover Rate...
11%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
16.8%
Industrials...
16.6
Information Technology...
13.1
Consumer Discretionary...
10.1
Health Care...
9.3
Real Estate...
8.0
Utilities...
6.2
Energy...
5.9
Materials...
5.3
Consumer Staples...
5.1
Communication Services...
3.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
1.5%
Arthur J Gallagher & Co...
0.8
Williams Cos., Inc. (The)...
0.6
AppLovin Corp., Class A...
0.6
MicroStrategy, Inc., Class A...
0.6
ONEOK, Inc...
0.5
Aflac, Inc...
0.5
Bank of New York Mellon Corp. (The)...
0.5
Kinder Morgan, Inc...
0.5
Hilton Worldwide Holdings, Inc...
0.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell Mid-Cap ETF

Annual Shareholder Report — March 31, 2025

IWR-03/25-AR

iShares Russell Mid-Cap Growth ETF

IWP | NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Russell Mid-Cap Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Growth ETF	$23	0.23%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 3.32%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell Midcap® Growth Index returned 3.57%.

What contributed to performance?

Software and services stocks within the information technology sector contributed the most to performance during the reporting period. Firms that utilized artificial intelligence (“AI”) saw productivity gains through automation, enhancing customer experience, improving security, and fostering innovation. In the energy sector, oil and gas storage and transportation companies benefited performance, helped by increased demand for natural gas.

What detracted from performance?

Healthcare stocks were the largest detractor from the Fund’s return during the reporting period, facing headwinds due to the uncertainty around policy changes from the new U.S. presidential administration. Within the healthcare equipment and supplies segment, a firm that provides continuous glucose monitoring systems for diabetes was weighed down after the company cut its sales forecast, restructured its sales force and received a warning letter from the Food and Drug Administration for two of its manufacturing plants. Also weighing on the Fund’s return was a veterinary diagnostics company, due to a decrease in pet owner visits. Life sciences tools and services stocks were pressured by the proposed Biosecure Act. If approved, the Act would restrict the ability to collaborate with certain Chinese firms, potentially leading to supply chain disruptions, increased costs, and shifts in manufacturing locations.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	Russell 3000® Index	Russell MidCap® Growth Index
Apr 15	$9,929	$10,045	$9,930
May 15	$10,045	$10,184	$10,048
Jun 15	$9,882	$10,014	$9,886
Jul 15	$10,040	$10,181	$10,046
Aug 15	$9,454	$9,567	$9,462
Sep 15	$9,087	$9,288	$9,096
Oct 15	$9,657	$10,021	$9,669
Nov 15	$9,678	$10,077	$9,690
Dec 15	$9,457	$9,870	$9,471
Jan 16	$8,741	$9,313	$8,754
Feb 16	$8,876	$9,310	$8,891
Mar 16	$9,509	$9,966	$9,525
Apr 16	$9,503	$10,028	$9,520
May 16	$9,656	$10,207	$9,676
Jun 16	$9,653	$10,228	$9,674
Jul 16	$10,130	$10,634	$10,153
Aug 16	$10,097	$10,661	$10,124
Sep 16	$10,091	$10,678	$10,119
Oct 16	$9,680	$10,447	$9,708
Nov 16	$10,099	$10,914	$10,130
Dec 16	$10,133	$11,127	$10,165
Jan 17	$10,469	$11,337	$10,504
Feb 17	$10,768	$11,758	$10,806
Mar 17	$10,826	$11,766	$10,866
Apr 17	$10,984	$11,891	$11,027
May 17	$11,244	$12,013	$11,290
Jun 17	$11,274	$12,121	$11,323
Jul 17	$11,461	$12,350	$11,513
Aug 17	$11,539	$12,373	$11,594
Sep 17	$11,864	$12,675	$11,922
Oct 17	$12,193	$12,952	$12,255
Nov 17	$12,598	$13,345	$12,665
Dec 17	$12,665	$13,478	$12,733
Jan 18	$13,379	$14,189	$13,454
Feb 18	$12,956	$13,666	$13,031
Mar 18	$12,933	$13,392	$13,010
Apr 18	$12,808	$13,442	$12,887
May 18	$13,284	$13,822	$13,369
Jun 18	$13,334	$13,912	$13,421
Jul 18	$13,617	$14,374	$13,709
Aug 18	$14,398	$14,879	$14,499
Sep 18	$14,336	$14,903	$14,437
Oct 18	$12,914	$13,806	$13,008
Nov 18	$13,240	$14,083	$13,339
Dec 18	$12,038	$12,772	$12,128
Jan 19	$13,418	$13,868	$13,522
Feb 19	$14,202	$14,356	$14,315
Mar 19	$14,391	$14,566	$14,508
Apr 19	$15,036	$15,147	$15,160
May 19	$14,167	$14,167	$14,288
Jun 19	$15,160	$15,162	$15,292
Jul 19	$15,508	$15,387	$15,649
Aug 19	$15,223	$15,074	$15,364
Sep 19	$15,047	$15,338	$15,189
Oct 19	$15,323	$15,668	$15,470
Nov 19	$16,082	$16,264	$16,240
Dec 19	$16,268	$16,734	$16,430
Jan 20	$16,417	$16,715	$16,584
Feb 20	$15,282	$15,347	$15,440
Mar 20	$13,000	$13,236	$13,137
Apr 20	$15,034	$14,989	$15,195
May 20	$16,543	$15,791	$16,721
Jun 20	$16,926	$16,152	$17,113
Jul 20	$18,275	$17,069	$18,480
Aug 20	$18,770	$18,306	$18,983
Sep 20	$18,505	$17,639	$18,717
Oct 20	$18,527	$17,258	$18,740
Nov 20	$21,007	$19,358	$21,257
Dec 20	$22,009	$20,229	$22,277
Jan 21	$21,932	$20,139	$22,203
Feb 21	$22,303	$20,768	$22,582
Mar 21	$21,875	$21,513	$22,151
Apr 21	$23,099	$22,622	$23,396
May 21	$22,743	$22,725	$23,038
Jun 21	$24,283	$23,285	$24,604
Jul 21	$24,530	$23,679	$24,857
Aug 21	$25,317	$24,354	$25,659
Sep 21	$24,087	$23,262	$24,417
Oct 21	$25,771	$24,835	$26,129
Nov 21	$24,678	$24,457	$25,025
Dec 21	$24,761	$25,420	$25,112
Jan 22	$21,564	$23,924	$21,872
Feb 22	$21,299	$23,322	$21,606
Mar 22	$21,637	$24,078	$21,953
Apr 22	$19,199	$21,917	$19,481
May 22	$18,453	$21,888	$18,727
Jun 22	$17,072	$20,057	$17,327
Jul 22	$19,158	$21,938	$19,448
Aug 22	$18,528	$21,120	$18,811
Sep 22	$16,952	$19,161	$17,214
Oct 22	$18,282	$20,733	$18,567
Nov 22	$19,274	$21,815	$19,577
Dec 22	$18,114	$20,537	$18,402
Jan 23	$19,692	$21,952	$20,008
Feb 23	$19,495	$21,439	$19,810
Mar 23	$19,761	$22,012	$20,083
Apr 23	$19,472	$22,247	$19,792
May 23	$19,481	$22,333	$19,805
Jun 23	$20,982	$23,858	$21,335
Jul 23	$21,614	$24,713	$21,981
Aug 23	$20,898	$24,236	$21,256
Sep 23	$19,876	$23,082	$20,221
Oct 23	$18,859	$22,470	$19,189
Nov 23	$21,155	$24,565	$21,530
Dec 23	$22,756	$25,868	$23,162
Jan 24	$22,630	$26,155	$23,037
Feb 24	$24,326	$27,571	$24,770
Mar 24	$24,904	$28,460	$25,362
Apr 24	$23,453	$27,208	$23,889
May 24	$23,702	$28,493	$24,144
Jun 24	$24,094	$29,375	$24,547
Jul 24	$24,232	$29,922	$24,696
Aug 24	$24,831	$30,573	$25,309
Sep 24	$25,654	$31,205	$26,153
Oct 24	$26,095	$30,976	$26,609
Nov 24	$29,567	$33,037	$30,156
Dec 24	$27,724	$32,027	$28,282
Jan 25	$29,483	$33,038	$30,086
Feb 25	$27,798	$32,405	$28,372
Mar 25	$25,731	$30,515	$26,268

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	3.32%	14.63%	9.91%
Russell 3000® Index...
	7.22	18.18	11.80
Russell MidCap® Growth Index...
	3.57	14.86	10.14

Key Fund statistics

Net Assets...
$16,598,999,797
Number of Portfolio Holdings...
292
Net Investment Advisory Fees...
$36,447,641
Portfolio Turnover Rate...
24%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
27.0%
Industrials...
17.4
Consumer Discretionary...
14.3
Health Care...
13.6
Financials...
12.6
Energy...
4.9
Communication Services...
3.9
Consumer Staples...
2.3
Utilities...
1.7
Real Estate...
1.2
Materials...
1.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
6.2%
AppLovin Corp., Class A...
2.5
Cencora, Inc...
1.7
Targa Resources Corp...
1.5
Ameriprise Financial, Inc...
1.5
Verisk Analytics, Inc...
1.5
Vistra Corp...
1.4
Axon Enterprise, Inc...
1.4
Fastenal Co...
1.3
WW Grainger, Inc...
1.3

Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell Mid-Cap Growth ETF

Annual Shareholder Report — March 31, 2025

IWP-03/25-AR

iShares S&P Mid-Cap 400 Growth ETF

IJK | NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Growth ETF	$16	0.17%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (8.23)%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P MidCap 400 Growth Index™ returned (8.09)%.

What contributed to performance?

There were no significant contributors to the Fund’s performance.

What detracted from performance?

During the reporting period, the industrials sector was the leading detractor from the Fund’s return, as capital goods manufacturers were negatively impacted by weaker global trade volumes, elevated material costs, and trade uncertainty. Additionally, transportation companies were fraught with challenges, such as declining freight demand and excess capacity. In the information technology sector, technology hardware and equipment firms and those in the semiconductors and semiconductors equipment segment were pressured by uneven demand conditions, escalating trade wars, and geopolitical tensions. The consumer discretionary sector detracted amid lingering inflation and as the possibility of trade wars dampened consumer sentiment. This led consumers to prioritize their spending, and delay purchases on both nonessential goods and bigger ticket items.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index	S&P MidCap 400 Growth Index™
Apr 15	$9,743	$10,046	$9,744
May 15	$9,994	$10,187	$9,997
Jun 15	$9,901	$10,013	$9,906
Jul 15	$10,131	$10,179	$10,138
Aug 15	$9,466	$9,568	$9,474
Sep 15	$9,208	$9,286	$9,217
Oct 15	$9,682	$10,017	$9,694
Nov 15	$9,802	$10,073	$9,816
Dec 15	$9,471	$9,869	$9,486
Jan 16	$8,917	$9,309	$8,933
Feb 16	$8,968	$9,306	$8,986
Mar 16	$9,585	$9,961	$9,604
Apr 16	$9,649	$10,022	$9,669
May 16	$9,964	$10,202	$9,987
Jun 16	$9,996	$10,222	$10,022
Jul 16	$10,446	$10,628	$10,475
Aug 16	$10,508	$10,657	$10,539
Sep 16	$10,363	$10,676	$10,395
Oct 16	$10,018	$10,442	$10,050
Nov 16	$10,596	$10,906	$10,632
Dec 16	$10,846	$11,118	$10,887
Jan 17	$11,056	$11,334	$11,099
Feb 17	$11,406	$11,752	$11,452
Mar 17	$11,392	$11,762	$11,441
Apr 17	$11,576	$11,885	$11,628
May 17	$11,627	$12,005	$11,681
Jun 17	$11,759	$12,116	$11,816
Jul 17	$11,851	$12,345	$11,911
Aug 17	$11,727	$12,367	$11,789
Sep 17	$12,127	$12,669	$12,193
Oct 17	$12,543	$12,944	$12,613
Nov 17	$12,998	$13,336	$13,074
Dec 17	$12,978	$13,471	$13,056
Jan 18	$13,540	$14,186	$13,624
Feb 18	$13,016	$13,660	$13,098
Mar 18	$13,148	$13,390	$13,232
Apr 18	$12,999	$13,437	$13,085
May 18	$13,521	$13,817	$13,612
Jun 18	$13,577	$13,908	$13,670
Jul 18	$13,760	$14,373	$13,859
Aug 18	$14,282	$14,873	$14,387
Sep 18	$14,107	$14,897	$14,211
Oct 18	$12,669	$13,793	$12,765
Nov 18	$13,090	$14,070	$13,194
Dec 18	$11,611	$12,758	$11,706
Jan 19	$12,687	$13,856	$12,795
Feb 19	$13,260	$14,343	$13,374
Mar 19	$13,338	$14,549	$13,456
Apr 19	$13,778	$15,128	$13,902
May 19	$12,899	$14,152	$13,018
Jun 19	$13,805	$15,144	$13,935
Jul 19	$13,975	$15,366	$14,110
Aug 19	$13,542	$15,056	$13,675
Sep 19	$13,714	$15,316	$13,851
Oct 19	$13,838	$15,641	$13,980
Nov 19	$14,273	$16,233	$14,421
Dec 19	$14,628	$16,700	$14,783
Jan 20	$14,449	$16,679	$14,605
Feb 20	$13,225	$15,314	$13,370
Mar 20	$11,005	$13,199	$11,128
Apr 20	$12,549	$14,949	$12,691
May 20	$13,666	$15,752	$13,823
Jun 20	$13,848	$16,115	$14,013
Jul 20	$14,693	$17,025	$14,869
Aug 20	$15,172	$18,249	$15,357
Sep 20	$14,810	$17,577	$14,993
Oct 20	$14,979	$17,203	$15,167
Nov 20	$16,844	$19,306	$17,058
Dec 20	$17,918	$20,172	$18,149
Jan 21	$18,248	$20,106	$18,485
Feb 21	$18,994	$20,750	$19,243
Mar 21	$19,444	$21,473	$19,702
Apr 21	$20,248	$22,575	$20,521
May 21	$19,893	$22,678	$20,162
Jun 21	$20,103	$23,252	$20,378
Jul 21	$20,292	$23,653	$20,573
Aug 21	$20,580	$24,329	$20,870
Sep 21	$19,699	$23,225	$19,980
Oct 21	$21,187	$24,785	$21,493
Nov 21	$20,430	$24,419	$20,726
Dec 21	$21,269	$25,347	$21,579
Jan 22	$19,058	$23,825	$19,339
Feb 22	$19,240	$23,227	$19,526
Mar 22	$19,339	$23,979	$19,628
Apr 22	$17,863	$21,816	$18,133
May 22	$17,726	$21,772	$17,998
Jun 22	$15,957	$19,942	$16,201
Jul 22	$17,982	$21,812	$18,257
Aug 22	$17,376	$20,988	$17,641
Sep 22	$15,838	$19,032	$16,081
Oct 22	$17,330	$20,585	$17,597
Nov 22	$18,324	$21,671	$18,608
Dec 22	$17,218	$20,397	$17,487
Jan 23	$18,443	$21,820	$18,732
Feb 23	$18,290	$21,314	$18,578
Mar 23	$18,080	$21,875	$18,368
Apr 23	$17,985	$22,094	$18,275
May 23	$17,482	$22,190	$17,767
Jun 23	$19,002	$23,711	$19,314
Jul 23	$19,721	$24,565	$20,048
Aug 23	$19,308	$24,083	$19,631
Sep 23	$18,379	$22,931	$18,689
Oct 23	$17,485	$22,313	$17,780
Nov 23	$18,811	$24,407	$19,132
Dec 23	$20,201	$25,713	$20,547
Jan 24	$20,124	$25,997	$20,473
Feb 24	$22,073	$27,410	$22,461
Mar 24	$23,343	$28,296	$23,753
Apr 24	$21,941	$27,048	$22,328
May 24	$22,841	$28,332	$23,248
Jun 24	$22,547	$29,212	$22,951
Jul 24	$23,494	$29,749	$23,919
Aug 24	$23,317	$30,386	$23,742
Sep 24	$23,581	$31,012	$24,013
Oct 24	$23,264	$30,791	$23,693
Nov 24	$25,301	$32,842	$25,771
Dec 24	$23,384	$31,852	$23,823
Jan 25	$24,258	$32,828	$24,717
Feb 25	$22,901	$32,208	$23,337
Mar 25	$21,422	$30,301	$21,832

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(8.23)%	14.25%	7.92%
S&P Total Market Index...
	7.09	18.08	11.72
S&P MidCap 400 Growth Index™...
	(8.09)	14.43	8.12

Key Fund statistics

Net Assets...
$8,444,629,011
Number of Portfolio Holdings...
246
Net Investment Advisory Fees...
$15,674,464
Portfolio Turnover Rate...
44%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
25.7%
Financials...
16.5
Consumer Discretionary...
15.0
Information Technology...
12.3
Health Care...
11.3
Real Estate...
5.1
Consumer Staples...
4.9
Materials...
4.8
Energy...
3.4
Communication Services...
0.7
Utilities...
0.3
Security	Percent of Total InvestmentsFootnote Reference(a)
RB Global, Inc...
1.3%
Interactive Brokers Group, Inc., Class A...
1.3
EMCOR Group, Inc...
1.2
DocuSign, Inc...
1.2
Guidewire Software, Inc...
1.1
Sprouts Farmers Market, Inc...
1.1
Carlisle Cos., Inc...
1.1
Burlington Stores, Inc...
1.1
Equitable Holdings, Inc...
1.1
Dynatrace, Inc...
1.0

Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P Mid-Cap 400 Growth ETF

Annual Shareholder Report — March 31, 2025

IJK-03/25-AR

iShares S&P Mid-Cap 400 Value ETF

IJJ | NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares S&P Mid-Cap 400 Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Value ETF	$18	0.18%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 3.10%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P MidCap 400 Value Index™ returned 3.32%.

What contributed to performance?

Financial stocks were the leading contributors to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. The capital markets industry further contributed, driven in part by growing trading volumes and investment banking revenues. Overall, insurance companies were supported by rising premiums and growth in property and casualty names. The real estate sector also benefited performance, as equity REITs benefited from moderating interest rate expectations. The utilities sector benefited from its defensive nature, attractive valuations, and stable dividends.

What detracted from performance?

During the reporting period, the consumer discretionary sector was the leading detractor from the Fund’s return as concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment. This led consumers to prioritize their spending, and delay purchases on both nonessential goods and bigger ticket items.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index	S&P MidCap 400 Value Index™
Apr 15	$9,965	$10,046	$9,966
May 15	$10,056	$10,187	$10,058
Jun 15	$9,878	$10,013	$9,883
Jul 15	$9,659	$10,179	$9,664
Aug 15	$9,224	$9,568	$9,230
Sep 15	$8,874	$9,286	$8,882
Oct 15	$9,419	$10,017	$9,429
Nov 15	$9,556	$10,073	$9,566
Dec 15	$9,067	$9,869	$9,078
Jan 16	$8,564	$9,309	$8,574
Feb 16	$8,755	$9,306	$8,767
Mar 16	$9,640	$9,961	$9,655
Apr 16	$9,804	$10,022	$9,821
May 16	$9,942	$10,202	$9,961
Jun 16	$9,988	$10,222	$10,009
Jul 16	$10,394	$10,628	$10,419
Aug 16	$10,433	$10,657	$10,459
Sep 16	$10,433	$10,676	$10,462
Oct 16	$10,213	$10,442	$10,243
Nov 16	$11,230	$10,906	$11,265
Dec 16	$11,443	$11,118	$11,486
Jan 17	$11,600	$11,334	$11,645
Feb 17	$11,825	$11,752	$11,876
Mar 17	$11,742	$11,762	$11,792
Apr 17	$11,734	$11,885	$11,788
May 17	$11,553	$12,005	$11,609
Jun 17	$11,799	$12,116	$11,858
Jul 17	$11,910	$12,345	$11,972
Aug 17	$11,662	$12,367	$11,724
Sep 17	$12,178	$12,669	$12,244
Oct 17	$12,298	$12,944	$12,367
Nov 17	$12,752	$13,336	$12,826
Dec 17	$12,823	$13,471	$12,901
Jan 18	$12,991	$14,186	$13,071
Feb 18	$12,332	$13,660	$12,410
Mar 18	$12,433	$13,390	$12,513
Apr 18	$12,511	$13,437	$12,595
May 18	$13,039	$13,817	$13,128
Jun 18	$13,090	$13,908	$13,183
Jul 18	$13,371	$14,373	$13,468
Aug 18	$13,710	$14,873	$13,812
Sep 18	$13,576	$14,897	$13,680
Oct 18	$12,368	$13,793	$12,466
Nov 18	$12,723	$14,070	$12,826
Dec 18	$11,275	$12,758	$11,369
Jan 19	$12,591	$13,856	$12,699
Feb 19	$13,085	$14,343	$13,199
Mar 19	$12,849	$14,549	$12,963
Apr 19	$13,457	$15,128	$13,581
May 19	$12,156	$14,152	$12,269
Jun 19	$13,162	$15,144	$13,287
Jul 19	$13,307	$15,366	$13,436
Aug 19	$12,590	$15,056	$12,713
Sep 19	$13,213	$15,316	$13,346
Oct 19	$13,386	$15,641	$13,524
Nov 19	$13,757	$16,233	$13,900
Dec 19	$14,185	$16,700	$14,334
Jan 20	$13,598	$16,679	$13,742
Feb 20	$12,148	$15,314	$12,279
Mar 20	$9,206	$13,199	$9,304
Apr 20	$10,524	$14,949	$10,639
May 20	$11,080	$15,752	$11,201
Jun 20	$11,199	$16,115	$11,327
Jul 20	$11,502	$17,025	$11,636
Aug 20	$11,938	$18,249	$12,080
Sep 20	$11,417	$17,577	$11,555
Oct 20	$11,814	$17,203	$11,958
Nov 20	$13,770	$19,306	$13,941
Dec 20	$14,685	$20,172	$14,869
Jan 21	$14,854	$20,106	$15,041
Feb 21	$16,267	$20,750	$16,476
Mar 21	$17,383	$21,473	$17,609
Apr 21	$18,214	$22,575	$18,456
May 21	$18,564	$22,678	$18,813
Jun 21	$18,041	$23,252	$18,285
Jul 21	$18,005	$23,653	$18,251
Aug 21	$18,435	$24,329	$18,689
Sep 21	$17,742	$23,225	$17,993
Oct 21	$18,524	$24,785	$18,790
Nov 21	$18,081	$24,419	$18,343
Dec 21	$19,144	$25,347	$19,427
Jan 22	$18,381	$23,825	$18,657
Feb 22	$18,611	$23,227	$18,892
Mar 22	$19,019	$23,979	$19,310
Apr 22	$17,757	$21,816	$18,031
May 22	$18,134	$21,772	$18,417
Jun 22	$16,446	$19,942	$16,705
Jul 22	$17,957	$21,812	$18,242
Aug 22	$17,443	$20,988	$17,722
Sep 22	$15,781	$19,032	$16,036
Oct 22	$17,598	$20,585	$17,885
Nov 22	$18,733	$21,671	$19,041
Dec 22	$17,787	$20,397	$18,080
Jan 23	$19,811	$21,820	$20,140
Feb 23	$19,259	$21,314	$19,576
Mar 23	$18,232	$21,875	$18,533
Apr 23	$18,036	$22,094	$18,335
May 23	$17,381	$22,190	$17,671
Jun 23	$19,052	$23,711	$19,372
Jul 23	$19,902	$24,565	$20,238
Aug 23	$19,154	$24,083	$19,480
Sep 23	$18,050	$22,931	$18,359
Oct 23	$16,988	$22,313	$17,280
Nov 23	$18,609	$24,407	$18,932
Dec 23	$20,499	$25,713	$20,861
Jan 24	$19,863	$25,997	$20,216
Feb 24	$20,246	$27,410	$20,609
Mar 24	$21,338	$28,296	$21,721
Apr 24	$20,045	$27,048	$20,408
May 24	$20,979	$28,332	$21,362
Jun 24	$20,577	$29,212	$20,956
Jul 24	$22,127	$29,749	$22,542
Aug 24	$22,265	$30,386	$22,685
Sep 24	$22,522	$31,012	$22,950
Oct 24	$22,507	$30,791	$22,939
Nov 24	$24,494	$32,842	$24,970
Dec 24	$22,857	$31,852	$23,306
Jan 25	$23,758	$32,828	$24,228
Feb 25	$23,031	$32,208	$23,491
Mar 25	$21,999	$30,301	$22,443

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	3.10%	19.03%	8.20%
S&P Total Market Index...
	7.09	18.08	11.72
S&P MidCap 400 Value Index™...
	3.32	19.26	8.42

Key Fund statistics

Net Assets...
$7,687,794,492
Number of Portfolio Holdings...
309
Net Investment Advisory Fees...
$14,105,361
Portfolio Turnover Rate...
40%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
21.0%
Industrials...
16.2
Consumer Discretionary...
11.6
Real Estate...
9.9
Materials...
8.4
Information Technology...
7.6
Health Care...
6.9
Consumer Staples...
6.0
Utilities...
5.8
Energy...
4.8
Communication Services...
1.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Fidelity National Financial, Inc., Class A...
1.2%
Reliance, Inc...
1.1
US Foods Holding Corp...
1.1
WP Carey, Inc...
1.0
BioMarin Pharmaceutical, Inc...
1.0
Unum Group...
1.0
Reinsurance Group of America, Inc...
1.0
Flex Ltd...
0.9
Performance Food Group Co...
0.9
Antero Resources Corp...
0.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P Mid-Cap 400 Value ETF

Annual Shareholder Report — March 31, 2025

IJJ-03/25-AR

iShares S&P Small-Cap 600 Growth ETF

IJT | NASDAQ

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares S&P Small-Cap 600 Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Growth ETF	$18	0.18%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (3.87)%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P SmallCap 600 Growth Index™ returned (3.70)%.

What contributed to performance?

Financial stocks contributed to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for regional banks. Overall, insurance companies were supported by rising premiums. In healthcare, certain pharmaceutical names benefited from positive clinical trial outcomes.

What detracted from performance?

During the reporting period, the information technology sector detracted from the Fund’s return. Semiconductor and semiconductor equipment suppliers exposed to the PC, smartphone, industrial, and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory. Valuations of application software names were challenged due shifting spending trends and general market uncertainty. The energy sector was also a notable detractor, marked by significant volatility amid trade uncertainty and as OPEC+ announced a production increase amid slowing energy demand in major economies. Within industrials, capital goods manufacturers were negatively impacted by weaker global trade volumes, elevated material costs, and trade uncertainty.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index	S&P SmallCap 600 Growth Index™
Apr 15	$9,715	$10,046	$9,714
May 15	$9,929	$10,187	$9,928
Jun 15	$10,086	$10,013	$10,086
Jul 15	$10,188	$10,179	$10,191
Aug 15	$9,591	$9,568	$9,595
Sep 15	$9,284	$9,286	$9,289
Oct 15	$9,817	$10,017	$9,821
Nov 15	$10,080	$10,073	$10,087
Dec 15	$9,634	$9,869	$9,641
Jan 16	$9,013	$9,309	$9,021
Feb 16	$9,029	$9,306	$9,038
Mar 16	$9,667	$9,961	$9,678
Apr 16	$9,695	$10,022	$9,707
May 16	$9,965	$10,202	$9,978
Jun 16	$10,007	$10,222	$10,022
Jul 16	$10,508	$10,628	$10,525
Aug 16	$10,673	$10,657	$10,690
Sep 16	$10,721	$10,676	$10,740
Oct 16	$10,162	$10,442	$10,180
Nov 16	$11,360	$10,906	$11,379
Dec 16	$11,754	$11,118	$11,778
Jan 17	$11,781	$11,334	$11,806
Feb 17	$11,984	$11,752	$12,011
Mar 17	$12,035	$11,762	$12,063
Apr 17	$12,177	$11,885	$12,209
May 17	$11,930	$12,005	$11,964
Jun 17	$12,281	$12,116	$12,317
Jul 17	$12,430	$12,345	$12,471
Aug 17	$12,130	$12,367	$12,172
Sep 17	$12,967	$12,669	$13,012
Oct 17	$13,128	$12,944	$13,177
Nov 17	$13,560	$13,336	$13,611
Dec 17	$13,467	$13,471	$13,519
Jan 18	$13,944	$14,186	$14,004
Feb 18	$13,448	$13,660	$13,500
Mar 18	$13,780	$13,390	$13,846
Apr 18	$13,828	$13,437	$13,899
May 18	$14,804	$13,817	$14,883
Jun 18	$15,006	$13,908	$15,088
Jul 18	$15,569	$14,373	$15,654
Aug 18	$16,600	$14,873	$16,695
Sep 18	$16,048	$14,897	$16,141
Oct 18	$14,268	$13,793	$14,354
Nov 18	$14,623	$14,070	$14,712
Dec 18	$12,890	$12,758	$12,971
Jan 19	$14,054	$13,856	$14,150
Feb 19	$14,682	$14,343	$14,786
Mar 19	$14,275	$14,549	$14,377
Apr 19	$14,764	$15,128	$14,872
May 19	$13,655	$14,152	$13,758
Jun 19	$14,623	$15,144	$14,736
Jul 19	$14,784	$15,366	$14,901
Aug 19	$14,207	$15,056	$14,322
Sep 19	$14,343	$15,316	$14,462
Oct 19	$14,628	$15,641	$14,751
Nov 19	$15,124	$16,233	$15,256
Dec 19	$15,574	$16,700	$15,712
Jan 20	$15,312	$16,679	$15,459
Feb 20	$13,926	$15,314	$14,062
Mar 20	$11,180	$13,199	$11,295
Apr 20	$12,511	$14,949	$12,640
May 20	$13,252	$15,752	$13,390
Jun 20	$13,754	$16,115	$13,899
Jul 20	$14,509	$17,025	$14,666
Aug 20	$14,942	$18,249	$15,106
Sep 20	$14,306	$17,577	$14,474
Oct 20	$14,537	$17,203	$14,713
Nov 20	$17,042	$19,306	$17,249
Dec 20	$18,560	$20,172	$18,791
Jan 21	$19,721	$20,106	$19,972
Feb 21	$20,607	$20,750	$20,870
Mar 21	$20,829	$21,473	$21,096
Apr 21	$21,253	$22,575	$21,532
May 21	$21,273	$22,678	$21,554
Jun 21	$21,601	$23,252	$21,890
Jul 21	$21,577	$23,653	$21,868
Aug 21	$22,033	$24,329	$22,333
Sep 21	$21,270	$23,225	$21,564
Oct 21	$22,140	$24,785	$22,450
Nov 21	$21,687	$24,419	$21,993
Dec 21	$22,717	$25,347	$23,043
Jan 22	$20,415	$23,825	$20,711
Feb 22	$20,494	$23,227	$20,794
Mar 22	$20,547	$23,979	$20,851
Apr 22	$18,593	$21,816	$18,870
May 22	$18,848	$21,772	$19,132
Jun 22	$17,330	$19,942	$17,594
Jul 22	$19,338	$21,812	$19,639
Aug 22	$18,445	$20,988	$18,733
Sep 22	$16,737	$19,032	$17,000
Oct 22	$18,414	$20,585	$18,707
Nov 22	$19,223	$21,671	$19,533
Dec 22	$17,893	$20,397	$18,186
Jan 23	$19,184	$21,820	$19,500
Feb 23	$19,028	$21,314	$19,343
Mar 23	$18,268	$21,875	$18,575
Apr 23	$17,699	$22,094	$17,992
May 23	$17,732	$22,190	$18,028
Jun 23	$19,139	$23,711	$19,461
Jul 23	$20,099	$24,565	$20,438
Aug 23	$19,421	$24,083	$19,749
Sep 23	$18,320	$22,931	$18,633
Oct 23	$17,372	$22,313	$17,672
Nov 23	$18,673	$24,407	$18,997
Dec 23	$20,929	$25,713	$21,296
Jan 24	$20,392	$25,997	$20,753
Feb 24	$21,262	$27,410	$21,641
Mar 24	$21,920	$28,296	$22,312
Apr 24	$20,874	$27,048	$21,254
May 24	$22,010	$28,332	$22,415
Jun 24	$21,602	$29,212	$21,999
Jul 24	$23,737	$29,749	$24,179
Aug 24	$23,342	$30,386	$23,782
Sep 24	$23,526	$31,012	$23,974
Oct 24	$22,680	$30,791	$23,114
Nov 24	$25,214	$32,842	$25,701
Dec 24	$22,901	$31,852	$23,346
Jan 25	$23,808	$32,828	$24,273
Feb 25	$22,400	$32,208	$22,839
Mar 25	$21,070	$30,301	$21,487

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(3.87)%	13.51%	7.74%
S&P Total Market Index...
	7.09	18.08	11.72
S&P SmallCap 600 Growth Index™...
	(3.70)	13.73	7.95

Key Fund statistics

Net Assets...
$5,813,201,431
Number of Portfolio Holdings...
375
Net Investment Advisory Fees...
$11,249,080
Portfolio Turnover Rate...
52%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
20.4%
Health Care...
15.5
Financials...
15.0
Information Technology...
13.1
Consumer Discretionary...
11.5
Real Estate...
9.0
Energy...
4.8
Materials...
3.6
Consumer Staples...
3.0
Communication Services...
2.9
Utilities...
1.2
Security	Percent of Total InvestmentsFootnote Reference(a)
Corcept Therapeutics, Inc...
1.7%
Brinker International, Inc...
1.0
Merit Medical Systems, Inc...
1.0
Armstrong World Industries, Inc...
1.0
Essential Properties Realty Trust, Inc...
1.0
SPX Technologies, Inc...
0.9
ACI Worldwide, Inc...
0.9
Badger Meter, Inc...
0.9
Ryman Hospitality Properties, Inc...
0.9
Glaukos Corp...
0.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P Small-Cap 600 Growth ETF

Annual Shareholder Report — March 31, 2025

IJT-03/25-AR

iShares Semiconductor ETF

SOXX | NASDAQ

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Semiconductor ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Semiconductor ETF	$31	0.34%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (16.21)%.

  For the same period, the MSCI USA Index returned 8.17% and the NYSE Semiconductor Index returned (15.91)%.

What contributed to performance?

Several leading chipmakers specializing in high-performance hardware designed for artificial intelligence (“AI”) contributed to the Fund’s return during the reporting period. In Taiwan, a top-tier semiconductor foundry that produces advanced chips gained, as it enabled cutting-edge technologies across industries. Additionally, a U.S. dominant manufacturer of graphics processing units optimized for AI workloads benefited amid unprecedented demand. Additionally, key supplier of custom silicon for large cloud and tech companies gained due to demand for its AI-related chips.

What detracted from performance?

During the reporting period, semiconductors and semiconductor equipment companies in the United States were the most significant detractors from the Fund’s return. While demand for AI chips surged, U.S. semiconductor companies exposed to PCs, smartphones, industrial, and automotive sectors faced significant challenges. Weak end-market demand in these segments, coupled with excess inventory from prior overproduction, pressured sales and margins. Geopolitical factors, such as U.S.-China trade restrictions and tariffs further constrained growth by limiting access to key international markets. Further, a semiconductor materials and equipment company in the Netherlands declined as delayed orders from major clients and lingering overcapacity in the semiconductor industry weakened demand for its advanced lithography systems that are essential components in chip manufacturing.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	MSCI USA Index	NYSE Semiconductor Index
Apr 15	$9,872	$10,091	$9,876
May 15	$10,743	$10,226	$10,752
Jun 15	$9,825	$10,032	$9,839
Jul 15	$9,333	$10,233	$9,350
Aug 15	$8,851	$9,612	$8,869
Sep 15	$8,735	$9,357	$8,756
Oct 15	$9,604	$10,130	$9,631
Nov 15	$9,840	$10,165	$9,872
Dec 15	$9,647	$9,994	$9,681
Jan 16	$8,926	$9,463	$8,960
Feb 16	$9,077	$9,443	$9,117
Mar 16	$9,878	$10,090	$9,927
Apr 16	$9,419	$10,140	$9,470
May 16	$10,236	$10,325	$10,298
Jun 16	$10,140	$10,352	$10,209
Jul 16	$11,240	$10,745	$11,323
Aug 16	$11,773	$10,761	$11,870
Sep 16	$12,276	$10,772	$12,384
Oct 16	$12,095	$10,568	$12,205
Nov 16	$12,952	$10,950	$13,076
Dec 16	$13,352	$11,154	$13,488
Jan 17	$13,913	$11,385	$14,060
Feb 17	$14,310	$11,833	$14,467
Mar 17	$14,936	$11,850	$15,106
Apr 17	$14,855	$11,978	$15,030
May 17	$16,151	$12,141	$16,352
Jun 17	$15,342	$12,217	$15,540
Jul 17	$16,087	$12,466	$16,303
Aug 17	$16,552	$12,507	$16,781
Sep 17	$17,411	$12,762	$17,660
Oct 17	$18,958	$13,054	$19,237
Nov 17	$18,952	$13,452	$19,238
Dec 17	$18,670	$13,597	$18,957
Jan 18	$20,287	$14,378	$20,608
Feb 18	$20,332	$13,850	$20,662
Mar 18	$19,851	$13,512	$20,180
Apr 18	$18,586	$13,567	$18,901
May 18	$20,646	$13,897	$21,008
Jun 18	$19,708	$13,992	$20,064
Jul 18	$20,515	$14,494	$20,896
Aug 18	$21,051	$14,974	$21,450
Sep 18	$20,565	$15,042	$20,961
Oct 18	$18,098	$13,998	$18,452
Nov 18	$18,693	$14,271	$19,065
Dec 18	$17,462	$12,985	$17,811
Jan 19	$19,231	$14,053	$19,626
Feb 19	$20,445	$14,524	$20,871
Mar 19	$21,164	$14,792	$21,614
Apr 19	$23,597	$15,385	$24,111
May 19	$19,698	$14,413	$20,129
Jun 19	$22,228	$15,425	$22,734
Jul 19	$23,501	$15,663	$24,048
Aug 19	$22,964	$15,391	$23,507
Sep 19	$23,821	$15,665	$24,396
Oct 19	$25,239	$16,006	$25,860
Nov 19	$26,273	$16,607	$26,928
Dec 19	$28,353	$17,094	$29,078
Jan 20	$27,448	$17,128	$28,156
Feb 20	$26,185	$15,731	$26,871
Mar 20	$23,238	$13,736	$23,858
Apr 20	$26,627	$15,543	$27,350
May 20	$28,547	$16,351	$29,333
Jun 20	$30,813	$16,724	$31,676
Jul 20	$32,980	$17,717	$33,917
Aug 20	$34,932	$19,047	$35,933
Sep 20	$34,728	$18,337	$35,742
Oct 20	$34,768	$17,859	$35,797
Nov 20	$41,257	$19,926	$42,500
Dec 20	$43,360	$20,747	$44,682
Jan 21	$44,782	$20,555	$46,168
Feb 21	$47,614	$21,092	$49,108
Mar 21	$48,551	$21,885	$50,096
Apr 21	$48,313	$23,076	$49,866
May 21	$49,556	$23,187	$51,169
Jun 21	$52,072	$23,833	$53,792
Jul 21	$52,378	$24,396	$54,125
Aug 21	$53,665	$25,116	$55,474
Sep 21	$51,225	$23,931	$52,976
Oct 21	$54,521	$25,600	$56,403
Nov 21	$60,721	$25,342	$62,853
Dec 21	$62,439	$26,343	$64,657
Jan 22	$55,272	$24,852	$57,252
Feb 22	$54,558	$24,124	$56,531
Mar 22	$54,487	$24,972	$56,480
Apr 22	$46,144	$22,708	$47,840
May 22	$49,107	$22,658	$50,939
Jun 22	$40,423	$20,783	$41,948
Jul 22	$47,056	$22,721	$48,847
Aug 22	$42,658	$21,831	$44,290
Sep 22	$36,964	$19,807	$38,392
Oct 22	$37,908	$21,379	$39,383
Nov 22	$45,103	$22,542	$46,887
Dec 22	$40,562	$21,217	$42,178
Jan 23	$47,031	$22,613	$48,923
Feb 23	$47,718	$22,073	$49,651
Mar 23	$51,943	$22,857	$54,070
Apr 23	$48,124	$23,147	$50,102
May 23	$55,645	$23,297	$57,963
Jun 23	$59,317	$24,851	$61,823
Jul 23	$62,526	$25,706	$65,192
Aug 23	$59,690	$25,273	$62,252
Sep 23	$55,614	$24,088	$58,019
Oct 23	$51,904	$23,534	$54,155
Nov 23	$60,272	$25,753	$62,912
Dec 23	$67,701	$26,966	$70,694
Jan 24	$68,927	$27,386	$71,995
Feb 24	$76,655	$28,856	$80,101
Mar 24	$79,753	$29,773	$83,369
Apr 24	$75,534	$28,544	$78,983
May 24	$82,600	$29,908	$86,403
Jun 24	$87,189	$30,977	$91,234
Jul 24	$83,172	$31,366	$87,064
Aug 24	$81,719	$32,123	$85,565
Sep 24	$81,681	$32,814	$85,553
Oct 24	$77,318	$32,572	$81,001
Nov 24	$76,395	$34,610	$80,049
Dec 24	$76,483	$33,729	$80,174
Jan 25	$77,453	$34,756	$81,217
Feb 25	$73,997	$34,209	$77,608
Mar 25	$66,826	$32,207	$70,109

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(16.21)%	23.52%	20.92%
MSCI USA Index...
	8.17	18.58	12.41
NYSE Semiconductor Index...
	(15.91)	24.06	21.50

Key Fund statistics

Net Assets...
$10,821,338,306
Number of Portfolio Holdings...
34
Net Investment Advisory Fees...
$47,449,870
Portfolio Turnover Rate...
27%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The performance of the NYSE Semiconductor Index in this report reflects the performance of the PHLX Semiconductor Sector Index through June 20, 2021 and, beginning on June 21, 2021, the performance of the NYSE Semiconductor Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
Texas Instruments, Inc...
8.1%
NVIDIA Corp...
7.7
Broadcom, Inc...
7.5
Advanced Micro Devices, Inc...
7.3
QUALCOMM, Inc...
6.9
KLA Corp...
4.3
Intel Corp...
4.2
Lam Research Corp...
4.2
Micron Technology, Inc...
4.1
Monolithic Power Systems, Inc...
4.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. or ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Semiconductor ETF

Annual Shareholder Report — March 31, 2025

SOXX-03/25-AR

iShares Top 20 U.S. Stocks ETF

TOPT | NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Top 20 U.S. Stocks ETF (the “Fund”) for the period of October 23, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Top 20 U.S. Stocks ETF	$9Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$173,322,231
Number of Portfolio Holdings...
23
Net Investment Advisory Fees...
$99,336
Portfolio Turnover Rate...
18%

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
44.8%
Financials...
15.0
Communication Services...
10.7
Consumer Discretionary...
10.6
Health Care...
8.9
Consumer Staples...
7.0
Energy...
3.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
15.5%
Microsoft Corp...
13.0
NVIDIA Corp...
12.3
Amazon.com, Inc...
6.4
Berkshire Hathaway, Inc., Class B...
4.9
Tesla, Inc...
4.2
Meta Platforms, Inc., Class A...
4.2
JPMorgan Chase & Co...
4.0
Broadcom, Inc...
3.9
Eli Lilly & Co...
3.8

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Top 20 U.S. Stocks ETF

Annual Shareholder Report — March 31, 2025

TOPT-03/25-AR

iShares U.S. Digital Infrastructure and Real Estate ETF

IDGT | NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Digital Infrastructure and Real Estate ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Digital Infrastructure and Real Estate ETF	$40	0.39%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 4.08%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P Data Center, Tower REIT and Communications Equipment Index™ returned 4.58%.

What contributed to performance?

Real estate stocks contributed the most to the Fund's return during the reporting period. Telecom tower REITs, companies that own and lease cell towers to wireless communication providers, gained due to strong demand for wireless connectivity, driven by the rollout of 5G technology and increasing data consumption. Additionally, a telecom infrastructure REIT that focuses on fiber networks and wireless towers gained due to fiber expansion, and broadband initiatives. Data center REITs, those that manage highly specialized facilities that house critical technology infrastructure, were supported by continued demand for data storage and data processing. In the information technology sector, multinational telecommunications companies that specialize in network infrastructure, software, and services for mobile and fixed broadband communication benefited from rising margins, monetizing past infrastructure investments, and expanding premium service offerings.

What detracted from performance?

Detracting from the Fund’s return during the reporting period were companies within the technology hardware, storage, and peripherals segment, amid concerns about intensifying competition in the AI server market. Additionally, a company that produces high-performance and high-efficiency servers came under heightened scrutiny following reports of questionable accounting practices, the resignation of the company’s external auditor, and a delayed annual report filing.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index	S&P Data Center, Tower REIT and Communications Equipment Index™
Apr 15	$10,141	$10,046	$10,145
May 15	$10,589	$10,187	$10,596
Jun 15	$10,111	$10,013	$10,122
Jul 15	$10,475	$10,179	$10,489
Aug 15	$9,782	$9,568	$9,800
Sep 15	$9,584	$9,286	$9,602
Oct 15	$10,170	$10,017	$10,194
Nov 15	$10,165	$10,073	$10,191
Dec 15	$9,829	$9,869	$9,857
Jan 16	$8,765	$9,309	$8,792
Feb 16	$9,355	$9,306	$9,386
Mar 16	$9,790	$9,961	$9,825
Apr 16	$9,525	$10,022	$9,563
May 16	$9,608	$10,202	$9,651
Jun 16	$9,381	$10,222	$9,425
Jul 16	$9,966	$10,628	$10,017
Aug 16	$10,478	$10,657	$10,537
Sep 16	$11,003	$10,676	$11,070
Oct 16	$10,796	$10,442	$10,864
Nov 16	$11,575	$10,906	$11,653
Dec 16	$11,739	$11,118	$11,821
Jan 17	$11,892	$11,334	$11,980
Feb 17	$12,409	$11,752	$12,506
Mar 17	$12,268	$11,762	$12,370
Apr 17	$12,120	$11,885	$12,224
May 17	$12,190	$12,005	$12,301
Jun 17	$12,349	$12,116	$12,465
Jul 17	$12,511	$12,345	$12,631
Aug 17	$12,287	$12,367	$12,407
Sep 17	$12,469	$12,669	$12,593
Oct 17	$12,545	$12,944	$12,674
Nov 17	$13,209	$13,336	$13,347
Dec 17	$13,027	$13,471	$13,165
Jan 18	$13,628	$14,186	$13,772
Feb 18	$13,882	$13,660	$14,030
Mar 18	$13,957	$13,390	$14,108
Apr 18	$14,003	$13,437	$14,156
May 18	$13,876	$13,817	$14,030
Jun 18	$14,207	$13,908	$14,366
Jul 18	$14,047	$14,373	$14,207
Aug 18	$15,313	$14,873	$15,491
Sep 18	$14,995	$14,897	$15,172
Oct 18	$13,676	$13,793	$13,838
Nov 18	$13,929	$14,070	$14,098
Dec 18	$12,905	$12,758	$13,066
Jan 19	$13,904	$13,856	$14,085
Feb 19	$15,551	$14,343	$15,759
Mar 19	$15,390	$14,549	$15,603
Apr 19	$16,147	$15,128	$16,374
May 19	$13,837	$14,152	$14,036
Jun 19	$14,820	$15,144	$15,040
Jul 19	$15,437	$15,366	$15,671
Aug 19	$13,972	$15,056	$14,187
Sep 19	$14,526	$15,316	$14,755
Oct 19	$14,587	$15,641	$14,821
Nov 19	$14,920	$16,233	$15,166
Dec 19	$15,114	$16,700	$15,368
Jan 20	$14,546	$16,679	$14,788
Feb 20	$13,258	$15,314	$13,483
Mar 20	$11,881	$13,199	$12,094
Apr 20	$13,598	$14,949	$13,842
May 20	$13,880	$15,752	$14,133
Jun 20	$13,583	$16,115	$13,833
Jul 20	$14,761	$17,025	$15,037
Aug 20	$14,289	$18,249	$14,555
Sep 20	$12,834	$17,577	$13,073
Oct 20	$13,046	$17,203	$13,288
Nov 20	$15,140	$19,306	$15,428
Dec 20	$16,440	$20,172	$16,754
Jan 21	$17,801	$20,106	$18,148
Feb 21	$18,038	$20,750	$18,394
Mar 21	$18,522	$21,473	$18,895
Apr 21	$18,403	$22,575	$18,780
May 21	$19,371	$22,678	$19,774
Jun 21	$20,081	$23,252	$20,508
Jul 21	$20,128	$23,653	$20,562
Aug 21	$20,100	$24,329	$20,540
Sep 21	$19,058	$23,225	$19,482
Oct 21	$19,748	$24,785	$20,192
Nov 21	$20,704	$24,419	$21,179
Dec 21	$23,318	$25,347	$23,868
Jan 22	$20,379	$23,825	$20,865
Feb 22	$20,118	$23,227	$20,603
Mar 22	$20,472	$23,979	$20,973
Apr 22	$17,826	$21,816	$18,267
May 22	$17,515	$21,772	$17,953
Jun 22	$16,292	$19,942	$16,705
Jul 22	$19,288	$21,812	$19,787
Aug 22	$19,506	$20,988	$20,014
Sep 22	$17,875	$19,032	$18,346
Oct 22	$20,737	$20,585	$21,292
Nov 22	$20,783	$21,671	$21,346
Dec 22	$19,155	$20,397	$19,680
Jan 23	$19,469	$21,820	$20,000
Feb 23	$18,897	$21,314	$19,417
Mar 23	$19,824	$21,875	$20,380
Apr 23	$17,843	$22,094	$18,321
May 23	$18,803	$22,190	$19,316
Jun 23	$19,554	$23,711	$20,098
Jul 23	$18,693	$24,565	$19,206
Aug 23	$18,719	$24,083	$19,298
Sep 23	$17,179	$22,931	$17,716
Oct 23	$15,573	$22,313	$16,063
Nov 23	$16,440	$24,407	$16,964
Dec 23	$17,997	$25,713	$18,586
Jan 24	$18,702	$25,997	$19,316
Feb 24	$19,676	$27,410	$20,330
Mar 24	$20,117	$28,296	$20,792
Apr 24	$18,570	$27,048	$19,204
May 24	$19,384	$28,332	$20,053
Jun 24	$19,734	$29,212	$20,423
Jul 24	$20,758	$29,749	$21,490
Aug 24	$21,030	$30,386	$21,780
Sep 24	$22,240	$31,012	$23,045
Oct 24	$21,979	$30,791	$22,781
Nov 24	$23,103	$32,842	$23,955
Dec 24	$22,791	$31,852	$23,645
Jan 25	$22,944	$32,828	$23,810
Feb 25	$22,212	$32,208	$23,057
Mar 25	$20,938	$30,301	$21,744

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	4.08%	12.00%	7.67%
S&P Total Market Index...
	7.09	18.08	11.72
S&P Data Center, Tower REIT and Communications Equipment Index™...
	4.58	12.45	8.08

Key Fund statistics

Net Assets...
$125,395,878
Number of Portfolio Holdings...
32
Net Investment Advisory Fees...
$303,958
Portfolio Turnover Rate...
59%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

The performance of the S&P Data Center, Tower REIT and Communications Equipment Index™ in this report reflects the performance of the S&P North American Technology Multimedia Networking Index through December 17, 2023 and, beginning on December 18, 2023, the performance of the S&P Data Center, Tower REIT and Communications Equipment Index™.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
48.1%
Communications Equipment...
32.9
Semiconductors & Semiconductor Equipment...
6.8
Technology Hardware, Storage & Peripherals...
5.9
IT Services...
4.7
Software...
1.6
Security	Percent of Total InvestmentsFootnote Reference(a)
American Tower Corp...
10.3%
Crown Castle, Inc...
10.1
Equinix, Inc...
9.7
Digital Realty Trust, Inc...
9.6
Fastly, Inc., Class A...
4.7
Cisco Systems, Inc...
4.7
Uniti Group, Inc...
4.5
Telefonaktiebolaget LM Ericsson, ADR...
4.4
Arista Networks, Inc...
4.4
Juniper Networks, Inc...
4.2

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Digital Infrastructure and Real Estate ETF

Annual Shareholder Report — March 31, 2025

IDGT-03/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –  Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-one series of the registrant for which the fiscal year-end is March 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $242,700 for the fiscal year ended March 31, 2024 and $278,700 for the fiscal year ended March 31, 2025.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2024 and March 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $174,600 for the fiscal year ended March 31, 2024 and $203,700 for the fiscal year ended March 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended March 31, 2024 and March 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $174,600 for the fiscal year ended March 31, 2024 and $203,700 for the fiscal year ended March 31, 2025.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
John E. Martinez

(b)   Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
MARCH 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Biotechnology ETF | IBB | NASDAQ
iShares Expanded Tech Sector ETF | IGM | NYSE Arca
iShares Expanded Tech-Software Sector ETF | IGV | Cboe BZX Echange
iShares North American Natural Resources ETF | IGE | Cboe BZX Exchange
iShares Semiconductor ETF | SOXX | NASDAQ
iShares U.S. Digital Infrastructure and Real Estate ETF | IDGT | NYSE Arca

Page
2

Schedule of Investments
March 31, 2025
iShares
®
Biotechnology ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 80.9%
2seventy bio, Inc.
(a) (b)
.................. 301,267 $ 1,488,259
4D Molecular Therapeutics, Inc.
(b)
.......... 252,789 816,508
89bio, Inc.
(a) (b)
....................... 886,297 6,443,379
Absci Corp.
(a) (b)
...................... 657,358 1,649,969
AC Immune SA
(a) (b)
.................... 388,796 727,049
ACADIA Pharmaceuticals, Inc.
(a) (b)
.......... 1,057,172 17,559,627
ACELYRIN, Inc.
(a) (b)
................... 465,522 1,149,839
Acrivon Therapeutics, Inc.
(a) (b)
............. 142,120 288,504
ADC Therapeutics SA
(a) (b)
............... 502,783 708,924
ADMA Biologics, Inc.
(a) (b)
................ 1,455,890 28,884,858
Agios Pharmaceuticals, Inc.
(b)
............ 352,679 10,333,495
Akero Therapeutics, Inc.
(a) (b)
.............. 425,494 17,223,997
Alector, Inc.
(a) (b)
...................... 450,074 553,591
Alkermes plc
(a) (b)
...................... 1,011,620 33,403,692
Allogene Therapeutics, Inc.
(a) (b)
............ 861,651 1,258,010
Alnylam Pharmaceuticals, Inc.
(b)
........... 790,506 213,452,430
Altimmune, Inc.
(a) (b)
.................... 486,913 2,434,565
Alvotech SA
(a) (b)
...................... 697,160 6,741,537
Amgen, Inc. ........................ 1,593,339 496,404,765
Amicus Therapeutics, Inc.
(a) (b)
............. 1,894,405 15,458,345
AnaptysBio, Inc.
(a) (b)
................... 180,767 3,360,459
Anavex Life Sciences Corp.
(a) (b)
........... 526,786 4,519,824
Annexon, Inc.
(a) (b)
..................... 591,745 1,142,068
Apellis Pharmaceuticals, Inc.
(a) (b)
........... 661,417 14,465,190
Apogee Therapeutics, Inc.
(a) (b)
............ 230,806 8,622,912
Applied Therapeutics, Inc.
(a) (b)
............. 529,269 258,760
Arbutus Biopharma Corp.
(a) (b)
............. 939,562 3,279,071
Arcellx, Inc.
(a) (b)
...................... 257,462 16,889,507
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 155,494 1,646,681
Arcus Biosciences, Inc.
(a) (b)
.............. 373,611 2,932,846
Arcutis Biotherapeutics, Inc.
(b)
............ 667,123 10,433,804
Argenx SE , ADR
(a) (b)
................... 269,067 159,251,340
ArriVent Biopharma, Inc.
(a) (b)
.............. 122,978 2,273,863
Arrowhead Pharmaceuticals, Inc.
(a) (b)
........ 670,388 8,540,743
ARS Pharmaceuticals, Inc.
(a) (b)
............ 327,696 4,122,416
Artiva Biotherapeutics, Inc.
(a) (b)
............ 74,421 223,263
Ascendis Pharma A/S , ADR
(a) (b)
........... 268,305 41,818,017
Astria Therapeutics, Inc.
(a) (b)
.............. 298,289 1,592,863
Aura Biosciences, Inc.
(a) (b)
............... 283,928 1,663,818
Aurinia Pharmaceuticals, Inc.
(a) (b)
.......... 789,069 6,344,115
Autolus Therapeutics plc , ADR
(a) (b)
.......... 1,070,349 1,659,041
Avidity Biosciences, Inc.
(a) (b)
.............. 709,222 20,936,233
Beam Therapeutics, Inc.
(a) (b)
.............. 562,154 10,978,868
BeiGene Ltd. , ADR
(a) (b)
................. 350,913 95,507,991
Bicycle Therapeutics plc , ADR
(a) (b)
.......... 188,544 1,600,739
BioCryst Pharmaceuticals, Inc.
(b)
........... 1,259,290 9,444,675
Biogen, Inc.
(b)
....................... 929,812 127,235,474
Biohaven Ltd.
(a) (b)
..................... 564,405 13,568,296
BioMarin Pharmaceutical, Inc.
(b)
........... 1,202,628 85,013,773
Biomea Fusion, Inc.
(a) (b)
................. 193,051 411,199
BioNTech SE , ADR
(a) (b)
................. 1,042,032 94,887,434
Blueprint Medicines Corp.
(a) (b)
............. 400,393 35,438,784
Bridgebio Pharma, Inc.
(a) (b)
............... 952,895 32,941,580
C4 Therapeutics, Inc.
(b)
................. 367,127 587,403
CareDx, Inc.
(a) (b)
...................... 320,958 5,697,004
Cargo Therapeutics, Inc.
(a) (b)
.............. 191,626 779,918
Cartesian Therapeutics, Inc.
(a) (b)
........... 55,177 727,233
Centessa Pharmaceuticals plc , ADR
(a) (b)
...... 355,706 5,115,052
CG oncology, Inc.
(a) (b)
.................. 294,658 7,216,174
Climb Bio, Inc.
(b)
...................... 352,628 430,206
Cogent Biosciences, Inc.
(a) (b)
............. 605,702 3,628,155
Compass Pathways plc , ADR
(a) (b)
.......... 381,090 1,089,917
Security
Shares
Shares Value
Biotechnology (continued)
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 298,797 $ 950,174
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 553,253 18,556,106
CRISPR Therapeutics AG
(a) (b)
............. 524,310 17,842,269
Cullinan Therapeutics, Inc.
(a) (b)
............ 228,636 1,730,775
CureVac NV
(a) (b)
...................... 598,129 1,656,817
Cytokinetics, Inc.
(a) (b)
................... 736,646 29,605,803
Day One Biopharmaceuticals, Inc.
(a) (b)
....... 473,797 3,757,210
Denali Therapeutics, Inc.
(a) (b)
............. 803,042 10,917,356
Design Therapeutics, Inc.
(b)
.............. 200,384 773,482
Disc Medicine, Inc.
(b)
................... 135,555 6,728,950
Dynavax Technologies Corp.
(a) (b)
........... 757,440 9,823,997
Dyne Therapeutics, Inc.
(a) (b)
.............. 536,808 5,615,012
Editas Medicine, Inc.
(a) (b)
................ 508,590 589,964
Emergent BioSolutions, Inc.
(a) (b)
........... 337,388 1,639,706
Enanta Pharmaceuticals, Inc.
(b)
........... 127,260 702,475
Entrada Therapeutics, Inc.
(a) (b)
............ 141,912 1,282,884
Erasca, Inc.
(a) (b)
...................... 1,044,123 1,430,449
Exelixis, Inc.
(a) (b)
...................... 1,739,503 64,222,451
Fate Therapeutics, Inc.
(a) (b)
............... 652,521 515,557
Foghorn Therapeutics, Inc.
(a) (b)
............ 180,556 659,029
Galapagos NV , ADR
(a) (b)
................ 212,803 5,345,611
Genmab A/S , ADR
(a) (b)
.................. 2,947,239 57,706,940
Geron Corp.
(a) (b)
...................... 3,819,130 6,072,417
Gilead Sciences, Inc. .................. 4,293,961 481,138,331
GRAIL, Inc.
(a) (b)
...................... 179,147 4,575,414
Halozyme Therapeutics, Inc.
(a) (b)
........... 777,558 49,615,976
Humacyte, Inc.
(a) (b)
.................... 666,850 1,136,979
Ideaya Biosciences, Inc.
(b)
............... 515,861 8,449,803
IGM Biosciences, Inc.
(a) (b)
............... 104,788 120,506
ImmunityBio, Inc.
(a) (b)
................... 566,916 1,706,417
Immunocore Holdings plc , ADR
(a) (b)
......... 196,871 5,841,163
Immunovant, Inc.
(a) (b)
................... 443,034 7,571,451
Immutep Ltd. , ADR
(a) (b)
................. 648,312 1,141,029
Incyte Corp.
(a) (b)
...................... 1,217,729 73,733,491
Inhibrx Biosciences, Inc.
(a) (b)
.............. 63,539 888,911
Inozyme Pharma, Inc.
(b)
................ 260,251 236,828
Insmed, Inc.
(a) (b)
...................... 1,128,758 86,112,948
Intellia Therapeutics, Inc.
(a) (b)
............. 624,565 4,440,657
Ionis Pharmaceuticals, Inc.
(a) (b)
............ 986,958 29,776,523
Iovance Biotherapeutics, Inc.
(a) (b)
........... 1,698,014 5,654,387
Ironwood Pharmaceuticals, Inc. , Class A
(b)
.... 991,378 1,457,326
iTeos Therapeutics, Inc.
(b)
............... 202,564 1,209,307
Janux Therapeutics, Inc.
(a) (b)
.............. 307,227 8,295,129
KalVista Pharmaceuticals, Inc.
(b)
........... 244,888 2,826,008
Keros Therapeutics, Inc.
(a) (b)
.............. 209,983 2,139,727
Krystal Biotech, Inc.
(a) (b)
................. 156,790 28,269,237
Kura Oncology, Inc.
(b)
.................. 462,291 3,051,121
Kymera Therapeutics, Inc.
(a) (b)
............ 345,313 9,451,217
Kyverna Therapeutics, Inc.
(a) (b)
............ 112,209 216,563
Larimar Therapeutics, Inc.
(b)
.............. 222,857 479,143
Legend Biotech Corp. , ADR
(a) (b)
........... 809,274 27,458,667
LENZ Therapeutics, Inc.
(a) (b)
.............. 144,257 3,708,847
Lexeo Therapeutics, Inc.
(a) (b)
.............. 162,227 562,928
Lyell Immunopharma, Inc.
(a) (b)
............. 804,881 433,026
MacroGenics, Inc.
(a) (b)
.................. 380,413 483,125
Madrigal Pharmaceuticals, Inc.
(a) (b)
......... 118,809 39,353,105
MannKind Corp.
(a) (b)
................... 1,882,933 9,471,153
MeiraGTx Holdings plc
(a) (b)
............... 335,640 2,275,639
Mersana Therapeutics, Inc.
(b)
............. 516,255 177,695
Merus NV
(a) (b)
........................ 391,323 16,470,785
Mesoblast Ltd. , ADR
(a) (b)
................ 565,887 7,062,270
Mineralys Therapeutics, Inc.
(a) (b)
........... 236,037 3,748,268
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 248,697 11,203,800
Moderna, Inc.
(b)
...................... 2,182,221 61,865,965
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 293,498 1,361,831

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Biotechnology ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Myriad Genetics, Inc.
(b)
................. 559,845 $ 4,965,825
Natera, Inc.
(a) (b)
...................... 815,767 115,357,611
Neurocrine Biosciences, Inc.
(b)
............ 618,331 68,387,409
Neurogene, Inc.
(a) (b)
................... 110,519 1,294,177
Newamsterdam Pharma Co. NV
(a) (b)
........ 361,926 7,408,625
Nkarta, Inc.
(a) (b)
...................... 288,078 530,064
Novavax, Inc.
(a) (b)
..................... 937,389 6,008,663
Nurix Therapeutics, Inc.
(a) (b)
.............. 475,079 5,643,939
Nuvalent, Inc. , Class A
(b)
................ 283,160 20,081,707
Olema Pharmaceuticals, Inc.
(a) (b)
........... 348,980 1,312,165
OnKure Therapeutics, Inc.
(a) (b)
............ 57,941 249,146
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 273,750 1,527,525
Oruka Therapeutics, Inc.
(a)
............... 189,254 1,941,746
PepGen, Inc.
(a) (b)
..................... 187,384 263,275
Perspective Therapeutics, Inc.
(a) (b)
.......... 314,996 670,941
Praxis Precision Medicines, Inc.
(b)
.......... 109,956 4,164,034
Precigen, Inc.
(a) (b)
..................... 1,039,551 1,548,931
Prime Medicine, Inc.
(a) (b)
................ 343,619 683,802
Protagonist Therapeutics, Inc.
(b)
........... 369,179 17,853,496
Prothena Corp. plc
(a) (b)
.................. 272,386 3,370,777
PTC Therapeutics, Inc.
(a) (b)
............... 490,398 24,990,682
Pyxis Oncology, Inc.
(a) (b)
................. 247,711 242,732
Q32 Bio, Inc.
(a) (b)
..................... 27,286 45,022
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 1,897,253 10,036,468
Regeneron Pharmaceuticals, Inc. .......... 673,072 426,882,455
REGENXBIO, Inc.
(a) (b)
.................. 285,649 2,042,390
Relay Therapeutics, Inc.
(a) (b)
.............. 812,314 2,128,263
Replimune Group, Inc.
(a) (b)
............... 393,059 3,832,325
Revolution Medicines, Inc.
(b)
.............. 1,031,161 36,461,853
Rhythm Pharmaceuticals, Inc.
(a) (b)
.......... 358,116 18,969,405
Rigel Pharmaceuticals, Inc.
(b)
............. 109,476 1,969,473
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 632,211 4,216,847
Roivant Sciences Ltd.
(a) (b)
............... 2,828,315 28,537,698
Sage Therapeutics, Inc.
(b)
............... 345,568 2,747,266
Sana Biotechnology, Inc.
(a) (b)
............. 793,677 1,333,377
Sarepta Therapeutics, Inc.
(a) (b)
............ 573,586 36,606,259
Savara, Inc.
(a) (b)
...................... 558,817 1,547,923
Scholar Rock Holding Corp.
(a) (b)
........... 466,258 14,990,195
Silence Therapeutics plc , ADR
(a) (b)
.......... 158,672 447,455
Solid Biosciences, Inc.
(a) (b)
............... 434,822 1,608,841
SpringWorks Therapeutics, Inc.
(a) (b)
......... 448,215 19,779,728
Spyre Therapeutics, Inc.
(a) (b)
.............. 326,658 5,270,627
Stoke Therapeutics, Inc.
(a) (b)
.............. 261,014 1,735,743
Summit Therapeutics, Inc.
(a) (b)
............. 734,168 14,162,101
Sutro Biopharma, Inc.
(b)
................. 456,343 296,897
Syndax Pharmaceuticals, Inc.
(b)
........... 533,395 6,552,758
Tango Therapeutics, Inc.
(b)
............... 377,663 517,398
Taysha Gene Therapies, Inc.
(a) (b)
........... 1,007,399 1,400,285
Tectonic Therapeutic, Inc.
(a) (b)
............. 68,546 1,213,950
Tevogen Bio Holdings, Inc.
(a) (b)
............ 135,713 146,570
Tourmaline Bio, Inc.
(b)
.................. 102,280 1,555,679
Travere Therapeutics, Inc.
(a) (b)
............ 558,172 10,002,442
TScan Therapeutics, Inc.
(b)
.............. 260,008 358,811
Twist Bioscience Corp.
(a) (b)
............... 360,013 14,134,110
Tyra Biosciences, Inc.
(a) (b)
............... 201,719 1,875,987
Ultragenyx Pharmaceutical, Inc.
(a) (b)
......... 552,208 19,995,452
uniQure NV
(a) (b)
...................... 303,074 3,212,584
United Therapeutics Corp.
(a) (b)
............ 281,376 86,739,780
UroGen Pharma Ltd.
(a) (b)
................ 223,645 2,473,514
Vanda Pharmaceuticals, Inc.
(b)
............ 346,485 1,590,366
Vaxcyte, Inc.
(a) (b)
...................... 798,066 30,134,972
Vera Therapeutics, Inc. , Class A
(a) (b)
......... 310,385 7,455,448
Veracyte, Inc.
(a) (b)
..................... 489,095 14,501,667
Vericel Corp.
(a) (b)
...................... 315,773 14,089,791
Vertex Pharmaceuticals, Inc.
(b)
............ 1,023,040 495,990,253
Security
Shares
Shares Value
Biotechnology (continued)
Verve Therapeutics, Inc.
(b)
............... 422,758 $ 1,932,004
Vir Biotechnology, Inc.
(b)
................ 558,201 3,617,142
Voyager Therapeutics, Inc.
(a) (b)
............ 284,926 963,050
Xencor, Inc.
(a) (b)
...................... 423,420 4,505,189
Xenon Pharmaceuticals, Inc.
(a) (b)
........... 474,016 15,903,237
Y-mAbs Therapeutics, Inc.
(a) (b)
............ 222,388 985,179
Zai Lab Ltd. , ADR
(b)
................... 483,653 17,479,219
Zymeworks, Inc.
(a) (b)
................... 425,557 5,068,384
4,647,097,286
Chemicals — 0.0%
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 236,305 1,346,938
Health Care Equipment & Supplies — 0.2%
Novocure Ltd.
(a) (b)
..................... 631,378 11,251,156
Health Care Providers & Services — 0.2%
(b)
Castle Biosciences, Inc. ................ 176,714 3,537,814
Fulgent Genetics, Inc.
(a)
................ 126,441 2,136,853
OPKO Health, Inc.
(a)
................... 1,971,012 3,271,880
8,946,547
Life Sciences Tools & Services — 15.1%
10X Genomics, Inc. , Class A
(a) (b)
........... 647,648 5,653,967
AbCellera Biologics, Inc.
(a) (b)
.............. 1,430,257 3,189,473
Adaptive Biotechnologies Corp.
(a) (b)
......... 911,426 6,771,895
Alpha Teknova, Inc.
(b)
.................. 63,295 328,501
Bio-Techne Corp.
(a)
.................... 998,183 58,523,469
Bruker Corp.
(a)
....................... 657,424 27,440,878
Charles River Laboratories International, Inc.
(a) (b)
322,889 48,601,252
Codexis, Inc.
(b)
....................... 514,665 1,384,449
Cytek Biosciences, Inc.
(b)
................ 746,074 2,991,757
Evotec SE , ADR
(a) (b)
................... 1,501,495 5,014,993
Fortrea Holdings, Inc.
(b)
................. 550,013 4,152,598
Illumina, Inc.
(b)
....................... 1,006,495 79,855,313
IQVIA Holdings, Inc.
(a) (b)
................. 1,113,332 196,280,432
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
753,021 1,664,177
MaxCyte, Inc.
(b)
...................... 621,866 1,697,694
Medpace Holdings, Inc.
(a) (b)
.............. 159,545 48,611,766
Mettler-Toledo International, Inc.
(a) (b)
........ 131,491 155,279,037
OmniAb, Inc., 12.50 Earnout Shares
(b) (c)
...... 46,839 —
OmniAb, Inc., 15.00 Earnout Shares
(b) (c)
...... 46,839 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 1,568,602 1,850,951
Personalis, Inc.
(a) (b)
.................... 280,380 984,134
Quanterix Corp.
(a) (b)
................... 205,714 1,339,198
Repligen Corp.
(a) (b)
.................... 337,947 43,000,376
Standard BioTools, Inc.
(b)
................ 2,302,831 2,487,058
Stevanato Group SpA
(a)
................ 316,046 6,453,659
Tempus AI, Inc.
(a) (b)
.................... 498,050 24,025,932
Waters Corp.
(a) (b)
..................... 378,483 139,497,479
867,080,438
Pharmaceuticals — 3.4%
(b)
Alumis, Inc.
(a)
....................... 161,293 990,339
Amylyx Pharmaceuticals, Inc.
(a)
........... 397,642 1,407,653
Arvinas, Inc.
(a)
....................... 382,548 2,685,487
Atea Pharmaceuticals, Inc.
(a)
............. 469,931 1,405,094
Axsome Therapeutics, Inc.
(a)
............. 255,562 29,806,196
CorMedix, Inc.
(a)
...................... 378,506 2,331,597
Cybin, Inc.
(a)
........................ 125,026 792,665
Edgewise Therapeutics, Inc.
(a)
............ 427,142 9,397,124
Enliven Therapeutics, Inc.
(a)
.............. 201,674 3,968,944
Intra-Cellular Therapies, Inc. ............. 632,015 83,375,419
Neumora Therapeutics, Inc.
(a)
............. 374,398 374,398
Nuvation Bio, Inc. , Class A
(a)
............. 1,444,285 2,541,942
Phathom Pharmaceuticals, Inc.
(a)
.......... 243,319 1,525,610
Pliant Therapeutics, Inc. ................ 319,666 431,549

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Biotechnology ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Pharmaceuticals (continued)
Rapport Therapeutics, Inc.
(a)
............. 111,631 $ 1,119,659
Structure Therapeutics, Inc. , ADR
(a)
......... 242,866 4,204,010
Tarsus Pharmaceuticals, Inc.
(a)
............ 211,414 10,860,337
Terns Pharmaceuticals, Inc.
(a)
............. 405,851 1,120,149
Theravance Biopharma, Inc.
(a)
............ 290,175 2,591,263
Third Harmonic Bio, Inc.
(a)
............... 135,676 470,796
Trevi Therapeutics, Inc. ................. 337,564 2,123,277
Verona Pharma plc , ADR
(a)
.............. 325,238 20,649,361
WaVe Life Sciences Ltd.
(a)
............... 780,214 6,304,129
Zevra Therapeutics, Inc. ................ 337,360 2,526,826
193,003,824
Total Common Stocks — 99 .8%
(Cost: $ 8,718,295,285 ) ............................ 5,728,726,189
Preferred Stocks
Biotechnology — 0.1%
Grifols SA
(a) (b)
....................... 1,188,825 8,452,546
Total Preferred Stocks — 0 .1%
(Cost: $ 17,255,923 ) ............................... 8,452,546
Rights
Biotechnology — 0.0%
(b)
Akouos, Inc., CVR
(a) (c)
................. 157,087 1
Cartesian Therapeutics, Inc.
(c)
............ 6,098 2,439
Contra Chinook Therape, CVR
(c)
.......... 320,962 272,818
Security
Shares
Shares Value
Biotechnology (continued)
Fusion Pharmaceuticals, Inc., CVR
(a)
....... 1,880 $ 1,034
276,292
Total Rights — 0.0%
(Cost: $ 127,307 ) ................................. 276,292
Total Long-Term Investments — 99.9%
(Cost: $ 8,735,678,515 ) ............................ 5,737,455,027
Short-Term Securities
Money Market Funds — 13.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(f)
................... 785,268,628 785,661,263
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 6,673,221 6,673,221
Total Short-Term Securities — 13 .8%
(Cost: $ 791,883,635 ) .............................. 792,334,484
Total Investments — 113 .7%
(Cost: $ 9,527,562,150 ) ............................ 6,529,789,511
Liabilities in Excess of Other Assets — (13.7) % ............ (787,148,749)
Net Assets — 100.0% ...............................
$ 5,742,640,762
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 874,576,814 $ — $ (88,957,572)
(a)
$ 137,001 $ (94,980) $ 785,661,263 785,268,628 $ 6,227,694
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 39,557,747 — (32,884,526)
(a)
— — 6,673,221 6,673,221 432,286 —
$ 137,001 $ (94,980) $ 792,334,484 $ 6,659,980 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Biotechnology ETF
6
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 21 06/20/25 $ 3,120 $ (10,240)
Russell 2000 E-Mini Index .................................................... 19 06/20/25 1,926 (44,902)
$ (55,142)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 55,142 $ — $ — $ — $ 55,142
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 2,152,828 $ — $ — $ — $ 2,152,828
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (153,315) $ — $ — $ — $ (153,315)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 8,822,634

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Biotechnology ETF
Schedules of Investments
7
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,728,726,189 $ — $ — $ 5,728,726,189
Preferred Securities ....................................... 8,452,546 — — 8,452,546
Rights ................................................ — 1,034 275,258 276,292
Short-Term Securities
Money Market Funds ...................................... 792,334,484 — — 792,334,484
$ 6,529,513,219 $ 1,034 $ 275,258 $ 6,529,789,511
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (55,142) $ — $ — $ (55,142)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2025
iShares
®
Expanded Tech Sector ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 3.9%
ADTRAN Holdings, Inc.
(a)
............... 31,443 $ 274,183
Applied Optoelectronics, Inc.
(a)
............ 21,377 328,137
Arista Networks, Inc.
(a)
................. 457,403 35,439,584
Aviat Networks, Inc.
(a)
.................. 4,818 92,361
Calix, Inc.
(a)
......................... 26,258 930,583
Ciena Corp.
(a)
....................... 63,732 3,851,325
Cisco Systems, Inc. ................... 1,763,524 108,827,066
Clearfield, Inc.
(a) (b)
..................... 5,616 166,908
CommScope Holding Co., Inc.
(a)
........... 92,402 490,655
Digi International, Inc.
(a)
................. 15,793 439,519
Extreme Networks, Inc.
(a) (b)
.............. 58,489 773,809
F5, Inc.
(a)
.......................... 25,519 6,794,944
Harmonic, Inc.
(a)
...................... 49,316 472,940
Juniper Networks, Inc. ................. 146,315 5,295,140
Lumentum Holdings, Inc.
(a)
.............. 30,467 1,899,313
Motorola Solutions, Inc. ................ 74,001 32,398,378
NETGEAR, Inc.
(a)
..................... 12,843 314,140
NetScout Systems, Inc.
(a)
............... 32,759 688,267
Ribbon Communications, Inc.
(a)
........... 42,895 168,148
Viasat, Inc.
(a)
........................ 39,107 407,495
Viavi Solutions, Inc.
(a)
.................. 97,864 1,095,098
201,147,993
Electronic Equipment, Instruments & Components — 3.4%
Advanced Energy Industries, Inc. .......... 16,886 1,609,405
Amphenol Corp. , Class A ............... 536,252 35,172,769
Arrow Electronics, Inc.
(a)
................ 22,943 2,382,172
Avnet, Inc. ......................... 37,951 1,825,064
Badger Meter, Inc. .................... 12,983 2,470,016
Belden, Inc. ........................ 17,718 1,776,230
Benchmark Electronics, Inc. ............. 15,709 597,413
CDW Corp. ......................... 59,006 9,456,302
Celestica, Inc.
(a) (b)
..................... 51,114 4,028,294
Cognex Corp. ....................... 75,879 2,263,471
Coherent Corp.
(a)
..................... 68,684 4,460,339
Corning, Inc. ........................ 341,351 15,627,049
Crane NXT Co. ...................... 21,851 1,123,141
CTS Corp. ......................... 12,727 528,807
ePlus, Inc.
(a)
........................ 11,953 729,492
Fabrinet
(a)
.......................... 16,024 3,164,900
Flex Ltd.
(a)
.......................... 170,342 5,634,913
Insight Enterprises, Inc.
(a)
............... 11,998 1,799,580
IPG Photonics Corp.
(a)
................. 12,182 769,171
Itron, Inc.
(a)
......................... 19,915 2,086,295
Jabil, Inc. .......................... 48,501 6,599,531
Keysight Technologies, Inc.
(a)
............. 76,583 11,469,836
Knowles Corp.
(a)
..................... 40,262 611,982
Littelfuse, Inc. ....................... 10,980 2,160,205
Mirion Technologies, Inc. , Class A
(a)
........ 83,669 1,213,200
Napco Security Technologies, Inc. ......... 16,311 375,479
Novanta, Inc.
(a)
...................... 15,773 2,016,894
OSI Systems, Inc.
(a) (b)
.................. 6,827 1,326,759
PAR Technology Corp.
(a)
................ 17,143 1,051,552
PC Connection, Inc. ................... 5,842 364,658
Plexus Corp.
(a)
....................... 11,816 1,513,984
Rogers Corp.
(a)
...................... 7,373 497,899
Sanmina Corp.
(a) (b)
.................... 24,197 1,843,327
TD SYNNEX Corp. .................... 33,196 3,451,056
TE Connectivity plc ................... 132,107 18,669,361
Teledyne Technologies, Inc.
(a) (b)
........... 20,635 10,270,246
Trimble, Inc.
(a)
....................... 108,834 7,144,952
TTM Technologies, Inc.
(a) (b)
.............. 45,098 924,960
Vishay Intertechnology, Inc. .............. 50,323 800,136
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Vontier Corp.
(b)
...................... 65,979 $ 2,167,410
Zebra Technologies Corp. , Class A
(a)
........ 22,658 6,402,244
178,380,494
Entertainment — 4.2%
Electronic Arts, Inc. ................... 104,840 15,151,477
Netflix, Inc.
(a)
........................ 189,406 176,626,777
Playtika Holding Corp. ................. 23,113 119,494
ROBLOX Corp. , Class A
(a)
............... 240,848 14,039,030
Take-Two Interactive Software, Inc.
(a)
........ 72,679 15,062,723
220,999,501
Interactive Media & Services — 17.1%
Alphabet, Inc. , Class A ................. 1,504,740 232,692,993
Alphabet, Inc. , Class C, NVS ............. 1,219,538 190,528,422
Bumble, Inc. , Class A
(a)
................. 35,641 154,682
Cargurus, Inc. , Class A
(a)
................ 38,722 1,127,972
IAC, Inc.
(a)
.......................... 31,410 1,442,975
Match Group, Inc. .................... 112,022 3,495,087
Meta Platforms, Inc. , Class A ............. 754,850 435,065,346
Pinterest, Inc. , Class A
(a)
................ 263,499 8,168,469
Reddit, Inc. , Class A
(a) (b)
................. 47,244 4,955,896
Shutterstock, Inc. ..................... 10,622 197,888
Snap, Inc. , Class A, NVS
(a) (b)
............. 478,942 4,171,585
TripAdvisor, Inc.
(a)
.................... 49,347 699,247
Trump Media & Technology Group Corp.
(a) (b)
... 40,021 782,010
Yelp, Inc.
(a)
......................... 28,912 1,070,611
Ziff Davis, Inc.
(a)
...................... 18,700 702,746
ZoomInfo Technologies, Inc.
(a)
............ 119,157 1,191,570
886,447,499
IT Services — 7.2%
Accenture plc , Class A ................. 276,954 86,420,726
Akamai Technologies, Inc.
(a)
.............. 66,647 5,365,083
Applied Digital Corp.
(a) (b)
................ 75,686 425,355
ASGN, Inc.
(a)
........................ 19,847 1,250,758
CGI, Inc. .......................... 89,548 8,939,577
Cloudflare, Inc. , Class A
(a) (b)
.............. 136,331 15,363,140
Cognizant Technology Solutions Corp. , Class A . 219,171 16,766,581
DigitalOcean Holdings, Inc.
(a)
............. 28,007 935,154
DXC Technology Co.
(a)
................. 81,564 1,390,666
EPAM Systems, Inc.
(a)
.................. 25,215 4,257,301
Fastly, Inc. , Class A
(a)
.................. 53,639 339,535
Gartner, Inc.
(a)
....................... 33,998 14,270,320
GoDaddy, Inc. , Class A
(a)
................ 62,527 11,263,614
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 27,120 424,428
International Business Machines Corp. ...... 409,423 101,807,123
Kyndryl Holdings, Inc.
(a)
................. 103,352 3,245,253
MongoDB, Inc. , Class A
(a)
............... 32,975 5,783,815
Okta, Inc. , Class A
(a)
................... 72,441 7,622,242
Shopify, Inc. , Class A
(a) (b)
................ 538,218 51,389,055
Snowflake, Inc. , Class A
(a)
............... 146,166 21,363,623
Twilio, Inc. , Class A
(a)
.................. 67,916 6,649,656
VeriSign, Inc.
(a)
...................... 36,023 9,145,159
374,418,164
Semiconductors & Semiconductor Equipment — 24.1%
Advanced Micro Devices, Inc.
(a)
........... 717,532 73,719,238
Allegro MicroSystems, Inc.
(a)
............. 57,381 1,441,985
Ambarella, Inc.
(a)
..................... 17,715 891,596
Amkor Technology, Inc. ................. 50,237 907,280
Analog Devices, Inc. ................... 219,672 44,301,252
Applied Materials, Inc. ................. 359,860 52,222,883
Axcelis Technologies, Inc.
(a)
.............. 14,663 728,311
Broadcom, Inc. ...................... 1,233,617 206,544,494
Cirrus Logic, Inc.
(a)
.................... 23,664 2,358,236

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.
(a)
........................ 20,859 $ 306,836
Credo Technology Group Holding Ltd.
(a)
...... 62,952 2,528,152
Diodes, Inc.
(a)
....................... 20,751 895,821
Enphase Energy, Inc.
(a)
................. 59,165 3,671,188
Entegris, Inc.
(b)
...................... 66,916 5,853,812
First Solar, Inc.
(a)
..................... 47,445 5,998,471
FormFactor, Inc.
(a)
.................... 34,709 981,918
Ichor Holdings Ltd.
(a)
................... 15,055 340,394
Impinj, Inc.
(a) (b)
....................... 10,106 916,614
Intel Corp. ......................... 1,917,271 43,541,224
KLA Corp. .......................... 58,838 39,998,072
Kulicke & Soffa Industries, Inc. ............ 24,023 792,279
Lam Research Corp. .................. 568,393 41,322,171
Lattice Semiconductor Corp.
(a) (b)
........... 60,897 3,194,048
MACOM Technology Solutions Holdings, Inc.
(a)
. 26,333 2,643,307
Marvell Technology, Inc. ................ 383,145 23,590,238
MaxLinear, Inc.
(a)
..................... 32,608 354,123
Microchip Technology, Inc. ............... 238,141 11,528,406
Micron Technology, Inc. ................. 493,340 42,866,313
MKS Instruments, Inc. ................. 29,822 2,390,233
Monolithic Power Systems, Inc. ........... 21,175 12,281,076
NVIDIA Corp. ....................... 3,857,092 418,031,631
NXP Semiconductors NV ............... 112,537 21,388,782
ON Semiconductor Corp.
(a)
.............. 187,040 7,610,658
Onto Innovation, Inc.
(a)
................. 21,932 2,661,229
PDF Solutions, Inc.
(a)
.................. 13,128 250,876
Photronics, Inc.
(a)
..................... 28,527 592,221
Power Integrations, Inc. ................ 25,535 1,289,518
Qorvo, Inc.
(a)
........................ 41,218 2,984,595
QUALCOMM, Inc. .................... 489,727 75,226,964
Rambus, Inc.
(a)
...................... 46,815 2,423,847
Semtech Corp.
(a) (b)
.................... 37,305 1,283,292
Silicon Laboratories, Inc.
(a)
............... 14,410 1,622,134
SiTime Corp.
(a) (b)
..................... 8,312 1,270,655
Skyworks Solutions, Inc. ................ 71,174 4,599,976
SolarEdge Technologies, Inc.
(a) (b)
.......... 25,858 418,382
Synaptics, Inc.
(a)
..................... 17,823 1,135,682
Teradyne, Inc. ....................... 72,154 5,959,920
Texas Instruments, Inc. ................. 403,085 72,434,374
Ultra Clean Holdings, Inc.
(a)
.............. 19,123 409,423
Universal Display Corp. ................ 19,590 2,732,413
Veeco Instruments, Inc.
(a)
............... 25,473 511,498
Wolfspeed, Inc.
(a) (b)
.................... 68,874 210,754
1,254,158,795
Software — 29.4%
A10 Networks, Inc. .................... 32,098 524,481
ACI Worldwide, Inc.
(a)
.................. 46,378 2,537,340
Adeia, Inc. ......................... 46,935 620,481
Adobe, Inc.
(a)
........................ 192,752 73,926,175
Agilysys, Inc.
(a)
...................... 9,896 717,856
Alarm.com Holdings, Inc.
(a)
.............. 21,708 1,208,050
Alkami Technology, Inc.
(a)
............... 28,955 760,069
ANSYS, Inc.
(a)
....................... 38,722 12,257,836
Appfolio, Inc. , Class A
(a)
................ 10,200 2,242,980
Appian Corp. , Class A
(a)
................ 18,314 527,626
AppLovin Corp. , Class A
(a)
............... 98,622 26,131,871
Asana, Inc. , Class A
(a)
.................. 37,484 546,142
Atlassian Corp. , Class A
(a)
............... 72,612 15,408,993
Aurora Innovation, Inc. , Class A
(a) (b)
......... 461,683 3,104,818
Autodesk, Inc.
(a)
...................... 95,200 24,923,360
AvePoint, Inc. , Class A
(a)
................ 45,973 663,850
Bentley Systems, Inc. , Class B ............ 68,464 2,693,374
BILL Holdings, Inc.
(a) (b)
.................. 41,826 1,919,395
Blackbaud, Inc.
(a)
..................... 17,218 1,068,377
Security
Shares
Shares Value
Software (continued)
BlackBerry Ltd.
(a) (b)
.................... 261,572 $ 986,126
BlackLine, Inc.
(a)
..................... 23,082 1,117,630
Box, Inc. , Class A
(a) (b)
.................. 62,916 1,941,588
Braze, Inc. , Class A
(a)
.................. 30,207 1,089,869
C3.ai, Inc. , Class A
(a) (b)
................. 51,317 1,080,223
Cadence Design Systems, Inc.
(a) (b)
......... 121,441 30,886,090
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 209,856 1,895,000
Cipher Mining, Inc.
(a) (b)
.................. 97,780 224,894
Cleanspark, Inc.
(a) (b)
................... 123,084 827,124
Clear Secure, Inc. , Class A .............. 41,748 1,081,691
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 94,619 2,535,789
Commvault Systems, Inc.
(a)
.............. 19,490 3,074,742
Confluent, Inc. , Class A
(a)
............... 113,370 2,657,393
Core Scientific, Inc.
(a)
.................. 122,667 888,109
Crowdstrike Holdings, Inc. , Class A
(a)
........ 109,058 38,451,670
Datadog, Inc. , Class A
(a)
................ 138,688 13,759,236
Descartes Systems Group, Inc. (The)
(a) (b)
..... 38,079 3,839,506
DocuSign, Inc.
(a)
..................... 89,792 7,309,069
Dolby Laboratories, Inc. , Class A .......... 27,102 2,176,562
DoubleVerify Holdings, Inc.
(a)
............. 63,381 847,404
Dropbox, Inc. , Class A
(a)
................ 97,777 2,611,624
Dynatrace, Inc.
(a)
..................... 132,549 6,249,685
E2open Parent Holdings, Inc. , Class A
(a) (b)
.... 92,760 185,520
Elastic NV
(a)
........................ 38,546 3,434,449
Fair Isaac Corp.
(a)
..................... 10,810 19,935,370
Five9, Inc.
(a)
........................ 33,248 902,683
Fortinet, Inc.
(a)
....................... 281,684 27,114,902
Freshworks, Inc. , Class A
(a)
.............. 82,100 1,158,431
Gen Digital, Inc. ...................... 240,143 6,373,395
Gitlab, Inc. , Class A
(a) (b)
................. 54,392 2,556,424
Guidewire Software, Inc.
(a)
............... 36,981 6,928,760
HubSpot, Inc.
(a)
...................... 23,092 13,192,229
Hut 8 Corp.
(a) (b)
...................... 36,175 420,353
Informatica, Inc. , Class A
(a) (b)
............. 36,733 640,991
Intapp, Inc.
(a)
........................ 23,673 1,382,030
InterDigital, Inc.
(b)
..................... 11,315 2,339,376
Intuit, Inc. .......................... 123,944 76,100,377
Jamf Holding Corp.
(a)
.................. 28,499 346,263
Klaviyo, Inc. , Class A
(a)
................. 34,616 1,047,480
Lightspeed Commerce, Inc.
(a) (b)
............ 62,733 548,914
LiveRamp Holdings, Inc.
(a)
............... 28,239 738,167
Manhattan Associates, Inc.
(a)
............. 27,141 4,696,479
MARA Holdings, Inc.
(a) (b)
................ 150,267 1,728,070
Meridianlink, Inc.
(a)
.................... 11,735 217,450
Microsoft Corp. ...................... 1,176,975 441,824,645
MicroStrategy, Inc. , Class A
(a) (b)
............ 105,510 30,415,368
N-able, Inc.
(a)
........................ 29,791 211,218
nCino, Inc.
(a) (b)
....................... 40,779 1,120,199
NCR Voyix Corp.
(a)
.................... 63,739 621,455
NextNav, Inc.
(a) (b)
..................... 28,869 351,336
Nutanix, Inc. , Class A
(a)
................. 110,331 7,702,207
Open Text Corp.
(b)
.................... 116,777 2,949,787
Oracle Corp. ........................ 718,301 100,425,663
PagerDuty, Inc.
(a)
..................... 39,986 730,544
Palantir Technologies, Inc. , Class A
(a)
....... 907,634 76,604,310
Palo Alto Networks, Inc.
(a)
............... 293,169 50,026,358
Pegasystems, Inc.
(b)
................... 19,517 1,356,822
Procore Technologies, Inc.
(a) (b)
............ 47,105 3,109,872
Progress Software Corp. ................ 18,846 970,757
PROS Holdings, Inc.
(a)
................. 19,953 379,706
PTC, Inc.
(a)
......................... 53,277 8,255,271
Q2 Holdings, Inc.
(a)
.................... 27,204 2,176,592
Qualys, Inc.
(a)
....................... 16,073 2,024,073
QXO, Inc.
(b)
......................... 107,910 1,461,101
Rapid7, Inc.
(a)
....................... 28,012 742,598

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Expanded Tech Sector ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
RingCentral, Inc. , Class A
(a)
.............. 35,364 $ 875,613
Riot Platforms, Inc.
(a) (b)
................. 133,877 953,204
Roper Technologies, Inc. ................ 47,479 27,992,669
Rubrik, Inc. , Class A
(a) (b)
................. 38,562 2,351,511
Salesforce, Inc. ...................... 423,748 113,717,013
Samsara, Inc. , Class A
(a) (b)
............... 112,115 4,297,368
SEMrush Holdings, Inc. , Class A
(a)
......... 13,707 127,886
SentinelOne, Inc. , Class A
(a)
.............. 131,235 2,385,852
ServiceNow, Inc.
(a)
.................... 91,216 72,620,706
SolarWinds Corp. .................... 24,642 454,152
SoundHound AI, Inc. , Class A
(a) (b)
.......... 159,733 1,297,032
Sprinklr, Inc. , Class A
(a)
................. 50,888 424,915
Sprout Social, Inc. , Class A
(a)
............. 22,537 495,589
SPS Commerce, Inc.
(a)
................. 16,708 2,217,653
Synopsys, Inc.
(a)
..................... 68,446 29,353,067
Tenable Holdings, Inc.
(a)
................ 53,532 1,872,549
Teradata Corp.
(a)
..................... 41,676 936,876
Terawulf, Inc.
(a) (b)
..................... 135,614 370,226
Tyler Technologies, Inc.
(a)
............... 18,952 11,018,503
UiPath, Inc. , Class A
(a)
................. 186,879 1,924,854
Unity Software, Inc.
(a) (b)
................. 130,860 2,563,547
Varonis Systems, Inc.
(a)
................. 50,208 2,030,914
Verint Systems, Inc.
(a)
.................. 28,217 503,673
Vertex, Inc. , Class A
(a) (b)
................. 23,693 829,492
Workday, Inc. , Class A
(a)
................ 94,758 22,128,836
Workiva, Inc. , Class A
(a)
................. 22,784 1,729,533
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 93,370 1,266,097
Zoom Communications, Inc. , Class A
(a)
...... 116,054 8,561,304
Zscaler, Inc.
(a)
....................... 42,124 8,358,244
1,526,420,971
Technology Hardware, Storage & Peripherals — 10.5%
Apple, Inc. ......................... 2,126,120 472,275,036
Corsair Gaming, Inc.
(a)
................. 18,026 159,710
Dell Technologies, Inc. , Class C ........... 138,129 12,590,458
Diebold Nixdorf, Inc.
(a) (b)
................. 16,931 740,223
Hewlett Packard Enterprise Co. ........... 581,556 8,973,409
HP, Inc. ........................... 415,256 11,498,439
IonQ, Inc.
(a) (b)
........................ 86,499 1,909,033
NetApp, Inc. ........................ 89,955 7,901,647
Pure Storage, Inc. , Class A
(a)
............. 137,666 6,094,474
Sandisk Corp.
(a)
...................... 50,663 2,412,066
Seagate Technology Holdings plc .......... 93,742 7,963,383
Super Micro Computer, Inc.
(a) (b)
............ 222,980 7,634,835
Western Digital Corp.
(a)
................. 154,011 6,226,665
Xerox Holdings Corp. .................. 49,740 240,244
546,619,622
Total Long-Term Investments — 99 .8%
(Cost: $ 4,127,920,240 ) ............................ 5,188,593,039
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 145,238,483 $ 145,311,103
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 9,783,615 9,783,615
Total Short-Term Securities — 3 .0%
(Cost: $ 155,072,194 ) .............................. 155,094,718
Total Investments — 102 .8%
(Cost: $ 4,282,992,434 ) ............................ 5,343,687,757
Liabilities in Excess of Other Assets — (2.8) % ............. (145,706,447)
Net Assets — 100.0% ...............................
$ 5,197,981,310
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
11
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 46,764,146 $ 98,593,502
(a)
$ — $ (51,417) $ 4,872 $ 145,311,103 145,238,483 $ 286,381
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,622,477 5,161,138
(a)
— — — 9,783,615 9,783,615 305,226 —
$ (51,417) $ 4,872 $ 155,094,718 $ 591,607 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 30 06/20/25 $ 6,296 $ (34,789)
S&P E-Mini Communication Services Select Sector Index ............................... 20 06/20/25 2,544 32,743
$ (2,046)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 32,743 $ — $ — $ — $ 32,743
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 34,789 — — — 34,789
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (446,394) $ — $ — $ — $ (446,394)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (35,078) $ — $ — $ — $ (35,078)

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Expanded Tech Sector ETF
12
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 5,652,715
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,188,593,039 $ — $ — $ 5,188,593,039
Short-Term Securities
Money Market Funds ...................................... 155,094,718 — — 155,094,718
$ 5,343,687,757 $ — $ — $ 5,343,687,757
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 32,743 $ — $ — $ 32,743
Liabilities
Equity contracts ........................................... (34,789) — — (34,789)
$ (2,046) $ — $ — $ (2,046)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 2.6%
Electronic Arts, Inc. ................... 853,080 $ 123,287,121
Take-Two Interactive Software, Inc.
(a) (b)
...... 590,371 122,354,390
245,641,511
Interactive Media & Services — 0.3%
Snap, Inc. , Class A, NVS
(a) (b)
............. 3,892,260 33,901,585
Software — 97.0%
A10 Networks, Inc. .................... 265,328 4,335,460
ACI Worldwide, Inc.
(a) (b)
................. 378,151 20,688,641
Adeia, Inc. ......................... 391,799 5,179,583
Adobe, Inc.
(b)
........................ 1,518,725 582,476,599
Agilysys, Inc.
(a) (b)
..................... 81,330 5,899,678
Alarm.com Holdings, Inc.
(b)
.............. 177,418 9,873,312
Alkami Technology, Inc.
(a) (b)
.............. 240,616 6,316,170
ANSYS, Inc.
(b)
....................... 314,531 99,567,933
Appfolio, Inc. , Class A
(a) (b)
............... 83,884 18,446,092
Appian Corp. , Class A
(a) (b)
............... 153,733 4,429,048
AppLovin Corp. , Class A
(b)
............... 801,133 212,276,211
Asana, Inc. , Class A
(b)
.................. 303,395 4,420,465
Atlassian Corp. , Class A
(b)
............... 589,802 125,161,882
Aurora Innovation, Inc. , Class A
(a) (b)
......... 3,755,296 25,254,366
Autodesk, Inc.
(a) (b)
..................... 773,304 202,450,987
AvePoint, Inc. , Class A
(b)
................ 369,732 5,338,930
Bentley Systems, Inc. , Class B ............ 555,359 21,847,823
BILL Holdings, Inc.
(a) (b)
.................. 338,265 15,522,981
Blackbaud, Inc.
(a) (b)
.................... 136,470 8,467,964
BlackBerry Ltd.
(a) (b)
.................... 2,139,394 8,065,515
BlackLine, Inc.
(a) (b)
.................... 186,437 9,027,280
Box, Inc. , Class A
(a) (b)
.................. 515,604 15,911,539
Braze, Inc. , Class A
(b)
.................. 244,902 8,836,064
C3.ai, Inc. , Class A
(a) (b)
................. 410,026 8,631,047
Cadence Design Systems, Inc.
(a) (b)
......... 986,492 250,894,510
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 1,701,054 15,360,518
Cipher Mining, Inc.
(a) (b)
.................. 816,228 1,877,324
Cleanspark, Inc.
(a) (b)
................... 997,909 6,705,948
Clear Secure, Inc. , Class A .............. 339,060 8,785,045
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
. 767,145 20,559,486
Commvault Systems, Inc.
(b)
.............. 158,446 24,996,441
Confluent, Inc. , Class A
(a) (b)
.............. 929,906 21,796,997
Core Scientific, Inc.
(b)
.................. 1,001,990 7,254,408
Crowdstrike Holdings, Inc. , Class A
(b)
........ 885,919 312,357,321
Datadog, Inc. , Class A
(b)
................ 1,126,577 111,767,704
Descartes Systems Group, Inc. (The)
(a) (b)
..... 308,139 31,069,655
DocuSign, Inc.
(a) (b)
.................... 726,634 59,148,008
Dolby Laboratories, Inc. , Class A .......... 219,685 17,642,902
DoubleVerify Holdings, Inc.
(b)
............. 508,984 6,805,116
Dropbox, Inc. , Class A
(a) (b)
............... 780,220 20,839,676
Dynatrace, Inc.
(b)
..................... 1,076,686 50,765,745
E2open Parent Holdings, Inc. , Class A
(a) (b)
.... 738,913 1,477,826
Elastic NV
(b)
........................ 313,450 27,928,395
Fair Isaac Corp.
(b)
..................... 87,865 162,037,118
Five9, Inc.
(a) (b)
....................... 270,978 7,357,053
Fortinet, Inc.
(a) (b)
...................... 2,288,107 220,253,180
Freshworks, Inc. , Class A
(a) (b)
............. 677,097 9,553,839
Gen Digital, Inc. ...................... 1,950,695 51,771,445
Gitlab, Inc. , Class A
(a) (b)
................. 442,890 20,815,830
Guidewire Software, Inc.
(b)
............... 300,436 56,289,689
HubSpot, Inc.
(a) (b)
..................... 187,612 107,180,860
Hut 8 Corp.
(a) (b)
...................... 297,482 3,456,741
Informatica, Inc. , Class A
(a) (b)
............. 300,035 5,235,611
Intapp, Inc.
(b)
........................ 190,881 11,143,633
InterDigital, Inc. ...................... 92,601 19,145,257
Intuit, Inc. .......................... 726,673 446,169,955
Security
Shares
Shares Value
Software (continued)
Jamf Holding Corp.
(a) (b)
................. 229,165 $ 2,784,355
Klaviyo, Inc. , Class A
(a) (b)
................ 283,085 8,566,152
Lightspeed Commerce, Inc.
(a) (b)
............ 494,096 4,323,340
LiveRamp Holdings, Inc.
(b)
............... 236,952 6,193,925
Manhattan Associates, Inc.
(b)
............. 219,943 38,058,937
MARA Holdings, Inc.
(a) (b)
................ 1,218,120 14,008,380
Meridianlink, Inc.
(b)
.................... 93,112 1,725,365
Microsoft Corp. ...................... 2,106,552 790,778,555
MicroStrategy, Inc. , Class A
(a) (b)
............ 857,236 247,115,422
N-able, Inc.
(b)
........................ 248,535 1,762,113
nCino, Inc.
(a) (b)
....................... 332,441 9,132,154
NCR Voyix Corp.
(a) (b)
................... 523,634 5,105,432
NextNav, Inc.
(b)
...................... 239,823 2,918,646
Nutanix, Inc. , Class A
(a) (b)
................ 896,193 62,563,233
Open Text Corp.
(a)
.................... 947,752 23,940,216
Oracle Corp. ........................ 5,403,561 755,471,863
PagerDuty, Inc.
(a) (b)
.................... 323,432 5,909,103
Palantir Technologies, Inc. , Class A
(b)
....... 7,151,670 603,600,948
Palo Alto Networks, Inc.
(a) (b)
.............. 2,381,408 406,363,461
Pegasystems, Inc.
(a)
................... 160,329 11,146,072
Procore Technologies, Inc.
(a) (b)
............ 385,537 25,453,153
Progress Software Corp. ................ 155,650 8,017,532
PROS Holdings, Inc.
(b)
................. 157,968 3,006,131
PTC, Inc.
(b)
......................... 432,754 67,055,232
Q2 Holdings, Inc.
(a) (b)
................... 217,854 17,430,499
Qualys, Inc.
(a) (b)
...................... 131,267 16,530,453
QXO, Inc.
(a)
......................... 881,425 11,934,495
Rapid7, Inc.
(b)
....................... 226,126 5,994,600
RingCentral, Inc. , Class A
(a) (b)
............. 286,975 7,105,501
Riot Platforms, Inc.
(a) (b)
................. 1,072,902 7,639,062
Roper Technologies, Inc. ................ 385,730 227,418,693
Rubrik, Inc. , Class A
(b)
.................. 312,930 19,082,471
Salesforce, Inc. ...................... 2,936,178 787,952,728
Samsara, Inc. , Class A
(a) (b)
............... 911,974 34,955,963
SEMrush Holdings, Inc. , Class A
(b)
......... 117,460 1,095,902
SentinelOne, Inc. , Class A
(a) (b)
............ 1,063,984 19,343,229
ServiceNow, Inc.
(a) (b)
................... 718,749 572,224,829
SolarWinds Corp. .................... 197,427 3,638,580
SoundHound AI, Inc. , Class A
(a) (b)
.......... 1,294,988 10,515,303
Sprinklr, Inc. , Class A
(a) (b)
................ 401,878 3,355,681
Sprout Social, Inc. , Class A
(b)
............. 183,053 4,025,335
SPS Commerce, Inc.
(a) (b)
................ 136,933 18,175,117
Synopsys, Inc.
(b)
..................... 555,952 238,420,015
Tenable Holdings, Inc.
(a) (b)
............... 430,854 15,071,273
Teradata Corp.
(a) (b)
.................... 344,594 7,746,473
Terawulf, Inc.
(a) (b)
..................... 1,117,168 3,049,869
Tyler Technologies, Inc.
(b)
............... 153,990 89,528,246
UiPath, Inc. , Class A
(a) (b)
................ 1,525,269 15,710,271
Unity Software, Inc.
(a) (b)
................. 1,059,760 20,760,698
Varonis Systems, Inc.
(a) (b)
................ 403,851 16,335,773
Verint Systems, Inc.
(a) (b)
................. 223,520 3,989,832
Vertex, Inc. , Class A
(a) (b)
................. 188,076 6,584,541
Workday, Inc. , Class A
(b)
................ 769,746 179,758,783
Workiva, Inc. , Class A
(a) (b)
............... 184,956 14,040,010
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 762,679 10,341,927
Zoom Communications, Inc. , Class A
(a) (b)
..... 942,672 69,540,913
Zscaler, Inc.
(a) (b)
...................... 342,161 67,891,586
9,179,057,177
Total Long-Term Investments — 99 .9%
(Cost: $ 11,640,062,466 ) ............................ 9,458,600,273

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Expanded Tech-Software Sector ETF
14
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 670,155,160 $ 670,490,238
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 11,635,835 11,635,835
Total Short-Term Securities — 7 .2%
(Cost: $ 681,964,158 ) .............................. 682,126,073
Total Investments — 107 .1%
(Cost: $ 12,322,026,624 ) ............................ 10,140,726,346
Liabilities in Excess of Other Assets — (7.1) % ............. (673,775,660)
Net Assets — 100.0% ...............................
$ 9,466,950,686
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 473,321,351 $ 197,274,485
(a)
$ — $ (70,602) $ (34,996) $ 670,490,238 670,155,160 $ 1,085,708
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,057,865 2,577,970
(a)
— — — 11,635,835 11,635,835 428,929 —
$ (70,602) $ (34,996) $ 682,126,073 $ 1,514,637 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 29 06/20/25 $ 6,086 $ (49,112)
Russell 2000 E-Mini Index .................................................... 22 06/20/25 2,230 15,564
$ (33,548)

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
15
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 15,564 $ — $ — $ — $ 15,564
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 49,112 — — — 49,112
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (875,264) $ — $ — $ — $ (875,264)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (99,268) $ — $ — $ — $ (99,268)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 12,701,375
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,458,600,273 $ — $ — $ 9,458,600,273
Short-Term Securities
Money Market Funds ...................................... 682,126,073 — — 682,126,073
$ 10,140,726,346 $ — $ — $ 10,140,726,346
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 15,564 $ — $ — $ 15,564
Liabilities
Equity contracts ........................................... (49,112) — — (49,112)
$ (33,548) $ — $ — $ (33,548)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2025
iShares
®
North American Natural Resources ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 4.8%
CRH plc ........................... 157,680 $ 13,871,110
Eagle Materials, Inc.
(a)
.................. 7,747 1,719,292
Knife River Corp.
(b)
.................... 13,174 1,188,426
Martin Marietta Materials, Inc. ............ 14,186 6,782,752
United States Lime & Minerals, Inc. ......... 2,445 216,089
Vulcan Materials Co. .................. 30,652 7,151,112
30,928,781
Containers & Packaging — 6.0%
Amcor plc .......................... 335,957 3,258,783
AptarGroup, Inc. ..................... 15,460 2,293,955
Avery Dennison Corp. .................. 18,676 3,323,768
Ball Corp. .......................... 69,344 3,610,742
Berry Global Group, Inc. ................ 26,940 1,880,682
Crown Holdings, Inc. .................. 27,212 2,428,943
Graphic Packaging Holding Co. ........... 69,740 1,810,451
Greif, Inc. , Class A, NVS ................ 6,108 335,879
International Paper Co. ................. 122,381 6,529,026
O-I Glass, Inc.
(b)
...................... 36,254 415,833
Packaging Corp. of America ............. 20,711 4,101,192
Pactiv Evergreen, Inc. ................. 9,506 171,203
Sealed Air Corp. ..................... 29,224 844,574
Silgan Holdings, Inc. ................... 18,943 968,366
Smurfit WestRock plc .................. 114,773 5,171,671
Sonoco Products Co. .................. 22,918 1,082,646
38,227,714
Energy Equipment & Services — 6.7%
Archrock, Inc. ....................... 40,752 1,069,333
Atlas Energy Solutions, Inc. .............. 16,690 297,750
Baker Hughes Co. , Class A .............. 229,814 10,100,325
Cactus, Inc. , Class A .................. 15,554 712,840
ChampionX Corp. .................... 44,323 1,320,825
Expro Group Holdings NV
(b)
.............. 24,592 244,444
Halliburton Co. ...................... 201,519 5,112,537
Helmerich & Payne, Inc. ................ 23,218 606,454
Kodiak Gas Services, Inc. ............... 9,244 344,801
Liberty Energy, Inc. , Class A ............. 37,542 594,290
Noble Corp. plc ...................... 30,640 726,168
NOV, Inc. .......................... 88,712 1,350,197
Oceaneering International, Inc.
(b)
.......... 23,503 512,600
Patterson-UTI Energy, Inc. .............. 81,521 670,103
Schlumberger NV .................... 325,149 13,591,228
TechnipFMC plc ...................... 98,498 3,121,402
Tidewater, Inc.
(b)
..................... 11,194 473,170
Transocean Ltd.
(a) (b)
................... 181,270 574,626
Valaris Ltd.
(a) (b)
....................... 15,216 597,380
Weatherford International plc ............. 16,915 905,798
42,926,271
Metals & Mining — 13.4%
Agnico Eagle Mines Ltd.
(a)
............... 116,736 12,655,350
Alamos Gold, Inc. , Class A .............. 97,577 2,609,209
Alcoa Corp. ......................... 59,999 1,829,970
B2Gold Corp. ....................... 305,961 871,989
Barrick Gold Corp. .................... 400,875 7,793,010
Coeur Mining, Inc.
(b)
................... 148,557 879,457
Eldorado Gold Corp.
(a) (b)
................ 47,653 801,523
Equinox Gold Corp.
(b)
.................. 98,493 677,632
First Majestic Silver Corp.
(a)
.............. 98,046 655,928
Franco-Nevada Corp. .................. 44,693 7,041,829
Freeport-McMoRan, Inc. ................ 333,557 12,628,468
Hecla Mining Co. ..................... 146,545 814,790
Hudbay Minerals, Inc.
(a)
................. 91,612 695,335
Security
Shares
Shares Value
Metals & Mining (continued)
IAMGOLD Corp.
(a) (b)
................... 132,811 $ 830,069
Kinross Gold Corp. .................... 285,291 3,597,520
MP Materials Corp. , Class A
(a) (b)
........... 28,201 688,386
Newmont Corp. ...................... 264,244 12,757,700
Novagold Resources, Inc.
(b)
.............. 56,799 165,853
Osisko Gold Royalties Ltd. .............. 43,519 919,121
Pan American Silver Corp.
(a)
............. 84,047 2,170,934
Royal Gold, Inc. ...................... 15,267 2,496,307
Teck Resources Ltd. , Class B
(a)
........... 104,069 3,791,234
Triple Flag Precious Metals Corp. .......... 14,053 269,115
Wheaton Precious Metals Corp.
(a)
.......... 105,302 8,174,594
85,815,323
Oil, Gas & Consumable Fuels — 68.5%
Antero Midstream Corp. ................ 78,011 1,404,198
Antero Resources Corp.
(b)
............... 67,878 2,744,986
APA Corp. ......................... 85,963 1,806,942
Baytex Energy Corp. .................. 158,390 353,210
California Resources Corp. .............. 16,635 731,441
Cameco Corp. ....................... 100,926 4,154,114
Canadian Natural Resources Ltd. .......... 487,881 15,026,735
Cenovus Energy, Inc. .................. 296,033 4,117,819
Cheniere Energy, Inc. .................. 52,077 12,050,618
Chevron Corp. ....................... 386,852 64,716,471
Chord Energy Corp. ................... 14,211 1,601,864
Civitas Resources, Inc. ................. 20,650 720,479
CNX Resources Corp.
(b)
................ 34,553 1,087,728
Comstock Resources, Inc.
(b)
.............. 21,069 428,543
ConocoPhillips ...................... 282,237 29,640,530
Core Natural Resources, Inc.
(a)
............ 11,830 912,093
Coterra Energy, Inc. ................... 170,996 4,941,784
Crescent Energy, Inc. , Class A ............ 42,405 476,632
CVR Energy, Inc. ..................... 7,911 153,473
Devon Energy Corp. ................... 152,475 5,702,565
Diamondback Energy, Inc. ............... 43,375 6,934,795
DT Midstream, Inc. .................... 23,492 2,266,508
Enbridge, Inc. ....................... 505,774 22,410,846
EOG Resources, Inc. .................. 130,549 16,741,604
EQT Corp. ......................... 138,495 7,399,788
Expand Energy Corp. .................. 48,816 5,434,197
Exxon Mobil Corp. .................... 555,164 66,025,655
Gulfport Energy Corp.
(b)
................ 2,886 531,428
Hess Corp. ......................... 64,152 10,246,999
HF Sinclair Corp. ..................... 37,216 1,223,662
International Seaways, Inc. .............. 9,381 311,449
Kinder Morgan, Inc. ................... 448,691 12,801,154
Kinetik Holdings, Inc. , Class A ............ 8,755 454,735
Kosmos Energy Ltd.
(b)
.................. 109,743 250,214
Magnolia Oil & Gas Corp. , Class A ......... 44,488 1,123,767
Marathon Petroleum Corp. .............. 73,346 10,685,779
Matador Resources Co. ................ 26,988 1,378,817
Murphy Oil Corp. ..................... 31,880 905,392
New Fortress Energy, Inc. , Class A ......... 29,712 246,907
NexGen Energy Ltd.
(a) (b)
................ 131,942 592,420
Northern Oil & Gas, Inc. ................ 23,094 698,132
Occidental Petroleum Corp. .............. 156,814 7,740,339
ONEOK, Inc. ........................ 144,008 14,288,474
Ovintiv, Inc. ......................... 60,423 2,586,104
PBF Energy, Inc. , Class A ............... 22,756 434,412
Peabody Energy Corp. ................. 28,256 382,869
Pembina Pipeline Corp. ................ 134,608 5,388,358
Permian Resources Corp. , Class A ......... 148,771 2,060,478
Phillips 66 .......................... 95,858 11,836,546
Range Resources Corp. ................ 56,037 2,237,557
SM Energy Co. ...................... 26,492 793,435

Schedule of Investments
(continued)
March 31, 2025
iShares
®
North American Natural Resources ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
South Bow Corp. ..................... 48,303 $ 1,232,693
Suncor Energy, Inc. ................... 288,883 11,185,550
Targa Resources Corp. ................. 50,614 10,146,589
TC Energy Corp. ..................... 241,183 11,386,249
Texas Pacific Land Corp. ................ 4,373 5,794,181
Uranium Energy Corp.
(a) (b)
............... 98,092 468,880
Valero Energy Corp. ................... 73,482 9,704,768
Veren, Inc. ......................... 142,208 941,417
Vermilion Energy, Inc. .................. 36,050 292,005
Viper Energy, Inc. , Class A .............. 30,445 1,374,592
Williams Cos., Inc. (The) ................ 282,940 16,908,494
World Kinect Corp. .................... 13,506 383,030
439,003,493
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................. 14,541 1,337,481
Sylvamo Corp. ...................... 7,907 530,323
West Fraser Timber Co. Ltd.
(a)
............ 13,349 1,027,072
2,894,876
Total Long-Term Investments — 99 .8%
(Cost: $ 657,422,260 ) .............................. 639,796,458
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 11,973,404 $ 11,979,391
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 571,476 571,476
Total Short-Term Securities — 1 .9%
(Cost: $ 12,547,767 ) ............................... 12,550,867
Total Investments — 101 .7%
(Cost: $ 669,970,027 ) .............................. 652,347,325
Liabilities in Excess of Other Assets — (1.7) % ............. (11,209,034)
Net Assets — 100.0% ...............................
$ 641,138,291
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,933,058 $ 49,133
(a)
$ — $ (2,138) $ (662) $ 11,979,391 11,973,404 $ 31,958
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 999,492 — (428,016)
(a)
— — 571,476 571,476 42,281 —
$ (2,138) $ (662) $ 12,550,867 $ 74,239 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 10 06/20/25 $ 988 $ 51,323
E-Mini Materials Select Sector Index ............................................. 3 06/20/25 276 473
$ 51,796

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
North American Natural Resources ETF
18
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 51,796 $ — $ — $ — $ 51,796
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (147,042) $ — $ — $ — $ (147,042)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (32,536) $ — $ — $ — $ (32,536)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,248,400
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 639,796,458 $ — $ — $ 639,796,458
Short-Term Securities
Money Market Funds ...................................... 12,550,867 — — 12,550,867
$ 652,347,325 $ — $ — $ 652,347,325
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 51,796 $ — $ — $ 51,796
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
Semiconductor ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.8%
Advanced Micro Devices, Inc.
(a)
........... 7,674,158 $ 788,442,993
Analog Devices, Inc. ................... 2,084,241 420,328,882
Applied Materials, Inc. ................. 3,033,473 440,217,602
ARM Holdings plc , ADR
(a) (b)
.............. 568,853 60,747,812
ASE Technology Holding Co. Ltd. , ADR ...... 9,968,172 87,321,187
ASML Holding NV (Registered), NYRS , ADR .. 598,631 396,670,859
Broadcom, Inc. ...................... 4,808,703 805,121,143
Entegris, Inc.
(b)
...................... 2,433,302 212,865,259
Intel Corp. ......................... 20,206,501 458,889,638
KLA Corp. .......................... 676,460 459,857,508
Lam Research Corp. .................. 6,248,376 454,256,935
Lattice Semiconductor Corp.
(a) (b)
........... 2,215,894 116,223,640
Marvell Technology, Inc. ................ 5,222,176 321,529,376
Microchip Technology, Inc. ............... 8,146,458 394,370,032
Micron Technology, Inc. ................. 5,121,223 444,983,066
MKS Instruments, Inc. ................. 1,091,653 87,495,988
Monolithic Power Systems, Inc. ........... 763,097 442,580,998
NVIDIA Corp. ....................... 7,676,920 832,024,590
NXP Semiconductors NV ............... 2,224,129 422,717,958
ON Semiconductor Corp.
(a) (b)
............. 6,822,678 277,614,768
Onto Innovation, Inc.
(a) (b)
................ 797,503 96,769,014
Qorvo, Inc.
(a) (b)
....................... 1,510,755 109,393,770
QUALCOMM, Inc. .................... 4,875,873 748,982,852
Skyworks Solutions, Inc. ................ 2,609,973 168,682,555
STMicroelectronics NV, NYRS , ADR
(b)
....... 4,076,788 89,526,264
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 2,351,293 390,314,638
Teradyne, Inc. ....................... 2,567,446 212,071,040
Texas Instruments, Inc. ................. 4,893,113 879,292,405
United Microelectronics Corp. , ADR
(b)
....... 11,348,274 81,140,159
Universal Display Corp. ................ 713,509 99,520,235
Total Long-Term Investments — 99 .8%
(Cost: $ 14,606,253,694 ) ............................ 10,799,953,166
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 303,973,043 $ 304,125,030
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 15,602,666 15,602,666
Total Short-Term Securities — 3 .0%
(Cost: $ 319,677,988 ) .............................. 319,727,696
Total Investments — 102 .8%
(Cost: $ 14,925,931,682 ) ............................ 11,119,680,862
Liabilities in Excess of Other Assets — (2.8) % ............. (298,342,556)
Net Assets — 100.0% ...............................
$ 10,821,338,306
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 170,427,701 $ 133,653,931
(a)
$ — $ 63,708 $ (20,310) $ 304,125,030 303,973,043 $ 2,305,129
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 11,000,050 4,602,616
(a)
— — — 15,602,666 15,602,666 979,837 —
$ 63,708 $ (20,310) $ 319,727,696 $ 3,284,966 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Semiconductor ETF
20
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 87 06/20/25 $ 18,259 $ (605,179)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 605,179 $ — $ — $ — $ 605,179
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (196,747) $ — $ — $ — $ (196,747)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (657,546) $ — $ — $ — $ (657,546)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 22,106,313

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Semiconductor ETF
Schedules of Investments
21
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,799,953,166 $ — $ — $ 10,799,953,166
Short-Term Securities
Money Market Funds ...................................... 319,727,696 — — 319,727,696
$ 11,119,680,862 $ — $ — $ 11,119,680,862
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (605,179) $ — $ — $ (605,179)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2025
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
22
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 32.9%
ADTRAN Holdings, Inc.
(a)
............... 40,988 $ 357,415
Arista Networks, Inc.
(a)
................. 71,120 5,510,378
Calix, Inc.
(a)
......................... 109,944 3,896,415
Ciena Corp.
(a)
....................... 52,660 3,182,244
Cisco Systems, Inc. ................... 94,400 5,825,424
Clearfield, Inc.
(a) (b)
..................... 7,188 213,627
CommScope Holding Co., Inc.
(a)
........... 222,395 1,180,918
Extreme Networks, Inc.
(a) (b)
.............. 65,484 866,353
Juniper Networks, Inc. ................. 146,379 5,297,456
Motorola Solutions, Inc. ................ 9,777 4,280,468
Nokia OYJ , ADR, NVS ................. 966,019 5,090,920
Telefonaktiebolaget LM Ericsson , ADR ...... 711,581 5,521,869
41,223,487
IT Services — 4.7%
Fastly, Inc. , Class A
(a)
.................. 938,103 5,938,192
Semiconductors & Semiconductor Equipment — 6.8%
Credo Technology Group Holding Ltd.
(a) (b)
..... 44,844 1,800,935
Marvell Technology, Inc. ................ 46,234 2,846,628
QUALCOMM, Inc. .................... 25,146 3,862,677
8,510,240
Software — 1.6%
A10 Networks, Inc. .................... 48,481 792,179
Radware Ltd.
(a)
...................... 55,961 1,209,877
2,002,056
Specialized REITs — 48.0%
American Tower Corp. ................. 59,002 12,838,835
Crown Castle, Inc. .................... 121,473 12,661,131
Digital Realty Trust, Inc. ................ 83,623 11,982,339
Equinix, Inc. ........................ 14,834 12,094,902
SBA Communications Corp. ............. 22,591 4,970,246
Uniti Group, Inc. ..................... 1,110,393 5,596,381
60,143,834
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 5.8%
NetApp, Inc. ........................ 43,191 $ 3,793,898
Super Micro Computer, Inc.
(a) (b)
............ 103,054 3,528,569
7,322,467
Total Long-Term Investments — 99 .8%
(Cost: $ 124,925,790 ) .............................. 125,140,276
Short-Term Securities
Money Market Funds — 3.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 4,360,841 4,363,021
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 143,995 143,995
Total Short-Term Securities — 3 .6%
(Cost: $ 4,506,912 ) ............................... 4,507,016
Total Investments — 103 .4%
(Cost: $ 129,432,702 ) .............................. 129,647,292
Liabilities in Excess of Other Assets — (3.4) % ............. (4,251,414)
Net Assets — 100.0% ...............................
$ 125,395,878
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 92,709 $ 4,270,145
(a)
$ — $ 183 $ (16) $ 4,363,021 4,360,841 $ 14,112
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 46,037 97,958
(a)
— — — 143,995 143,995 5,107 —
$ 183 $ (16) $ 4,507,016 $ 19,219 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
Schedules of Investments
23
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 2 06/20/25 $ 74 $ (128)
Russell 2000 Micro E-Mini Index ................................................ 10 06/20/25 101 (2,098)
S&P 500 Micro E-Mini Index ................................................... 3 06/20/25 85 (831)
$ (3,057)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 3,057 $ — $ — $ — $ 3,057
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (29,091) $ — $ — $ — $ (29,091)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (4,148) $ — $ — $ — $ (4,148)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 203,302

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
24
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 125,140,276 $ — $ — $ 125,140,276
Short-Term Securities
Money Market Funds ...................................... 4,507,016 — — 4,507,016
$ 129,647,292 $ — $ — $ 129,647,292
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (3,057) $ — $ — $ (3,057)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
March 31, 2025
25
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 5,737,455,027 $ 5,188,593,039 $ 9,458,600,273 $ 639,796,458
Investments, at value — affiliated
(c)
............................................ 792,334,484 155,094,718 682,126,073 12,550,867
Cash pledged:
Futures contracts ...................................................... 319,000 595,000 600,000 79,000
Foreign currency, at value
(d)
................................................. — — — 93,649
Receivables: – – – –
Investment s sold ...................................................... 9,094,195 — — —
Securities lending income — affiliated ........................................ 497,390 43,665 190,946 4,340
Capital shares sold ..................................................... — 17,657 66,268 —
Dividends — unaffiliated ................................................. 356,702 809,785 14,865 774,838
Dividends — affiliated ................................................... 22,424 28,833 68,200 3,854
Variation margin on futures contracts ......................................... 18,776 17,822 — 12,270
Total a ssets ...........................................................
6,540,097,998 5,345,200,519 10,141,666,625 653,315,276
LIABILITIES
Bank overdraft .......................................................... 232,040 37 1,492 31,298
Collateral on securities loaned ............................................... 785,370,151 145,392,273 670,670,355 11,940,808
Payables: – – – –
Investments purchased .................................................. 9,364,474 — 28,994 —
Capital shares redeemed ................................................. 202,007 26,486 590,887 —
Investment advisory fees ................................................. 2,288,564 1,800,413 3,413,763 204,879
Variation margin on futures contracts ......................................... — — 10,448 —
Total li abilities ..........................................................
797,457,236 147,219,209 674,715,939 12,176,985
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 5,742,640,762 $ 5,197,981,310 $ 9,466,950,686 $ 641,138,291
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 12,584,439,560 $ 4,270,932,542 $ 12,442,795,860 $ 1,183,929,510
Accumulated earnings (loss) ................................................ (6,841,798,798) 927,048,768 (2,975,845,174) (542,791,219)
NET ASSETS ..........................................................
$ 5,742,640,762 $ 5,197,981,310 $ 9,466,950,686 $ 641,138,291
NET ASSET VALUE
Shares outstanding ......................................................
44,900,000 57,350,000 106,250,000 14,100,000
Net asset value .........................................................
$ 127.90 $ 90.64 $ 89.10 $ 45.47
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 8,735,678,515 $ 4,127,920,240 $ 11,640,062,466 $ 657,422,260
(b)
  Securities loaned, at value ............................................ $ 740,441,953 $ 139,887,367 $ 643,597,470 $ 11,641,707
(c)
  Investments, at cost — affiliated ......................................... $ 791,883,635 $ 155,072,194 $ 681,964,158 $ 12,547,767
(d)
  Foreign currency, at cost ............................................. $ — $ — $ — $ 93,649

Statements of Assets and Liabilities
(continued)
March 31, 2025
2025
iShares Annual Financial Statements and Additional Information
26
See notes to financial statements.
iShares
Semiconductor
ETF
iShares
U.S. Digital
Infrastructure
and Real Estate
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 10,799,953,166 $ 125,140,276
Investments, at value — affiliated
(c)
........................................................................... 319,727,696 4,507,016
Cash pledged:
Futures contracts ..................................................................................... 1,366,000 18,000
Receivables: – –
Securities lending income — affiliated ....................................................................... 403,005 1,685
Capital shares sold .................................................................................... 219,734 —
Dividends — unaffiliated ................................................................................ 6,942,117 132,064
Dividends — affiliated .................................................................................. 69,853 819
Variation margin on futures contracts ........................................................................ 1,751 675
Total a ssets ..........................................................................................
11,128,683,322 129,800,535
LIABILITIES
Bank overdraft ......................................................................................... 346 —
Collateral on securities loaned .............................................................................. 303,787,007 4,361,974
Payables: – –
Capital shares redeemed ................................................................................ 219,734 —
Investment advisory fees ................................................................................ 3,337,929 42,683
Total li abilities .........................................................................................
307,345,016 4,404,657
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 10,821,338,306 $ 125,395,878
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 15,994,281,494 $ 220,867,759
Accumulated loss ...................................................................................... (5,172,943,188) (95,471,881)
NET ASSETS .........................................................................................
$ 10,821,338,306 $ 125,395,878
NET ASSET VALUE
Shares outstanding .....................................................................................
57,550,000 1,700,000
Net asset value ........................................................................................
$ 188.03 $ 73.76
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 14,606,253,694 $ 124,925,790
(b)
  Securities loaned, at value ........................................................................ $ 298,334,548 $ 4,253,074
(c)
  Investments, at cost — affiliated ..................................................................... $ 319,677,988 $ 4,506,912

Statements of Operations
Year Ended March 31, 2025
27
Statements of Operations
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 41,712,580 $ 32,935,275 $ 21,812,032 $ 16,977,586
Dividends — affiliated ................................................... 432,286 305,226 428,929 42,281
Interest — unaffiliated ................................................... 78,668 18,787 41,583 5,949
Securities lending income — affiliated — net ................................... 6,227,694 286,381 1,085,708 31,958
Foreign taxes withheld .................................................. (3,065) (84,751) (129,575) (641,532)
Total investment income ...................................................
48,448,163 33,460,918 23,238,677 16,416,242
EXPENSES
Investment advisory .................................................... 31,131,969 20,456,336 31,091,744 2,250,079
Interest expense ...................................................... 32,544 253 327 —
Total expenses .........................................................
31,164,513 20,456,589 31,092,071 2,250,079
Less: – – – –
Payment by affiliate .................................................... (2,237) — — —
Total ex penses after payment by affiliate ........................................
31,162,276 20,456,589 31,092,071 2,250,079
Net investment income (loss) ................................................
17,285,887 13,004,329 (7,853,394) 14,166,163
REALIZED AND UNREALIZED GAIN (LOSS) $ (409,065,499) $ 196,588,850 $ (238,994,225) $ 3,921,818
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (385,251,034) $ (10,478,064) $ (201,771,876) $ (11,436,787)
Investments — affiliated ............................................... 137,001 (51,417) (70,602) (2,138)
Foreign currency transactions ........................................... — (589) — (15,771)
Futures contracts .................................................... 2,152,828 (446,394) (875,264) (147,042)
In-kind redemptions — unaffiliated
(a)
....................................... 707,931,641 467,613,065 1,650,544,786 32,048,313
324,970,436 456,636,601 1,447,827,044 20,446,575
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. (733,787,640) (260,017,545) (1,686,687,006) (16,481,685)
Investments — affiliated ............................................... (94,980) 4,872 (34,996) (662)
Foreign currency translations ............................................ — — — (9,873)
Futures contracts .................................................... (153,315) (35,078) (99,268) (32,536)
(734,035,935) (260,047,751) (1,686,821,270) (16,524,756)
Net realized and unrealized gain (loss) .........................................
(409,065,499) 196,588,850 (238,994,226) 3,921,819
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ (391,779,612) $ 209,593,179 $ (246,847,620) $ 18,087,982
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended March 31, 2025
2025
iShares Annual Financial Statements and Additional Information
28
iShares
Semiconductor
ETF
iShares
U.S. Digital
Infrastructure
and Real Estate
ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 145,361,807 $ 1,560,995
Dividends — affiliated .................................................................................. 979,837 5,107
Interest — unaffiliated .................................................................................. 63,909 445
Securities lending income — affiliated — net .................................................................. 2,305,129 14,112
Foreign taxes withheld ................................................................................. (5,573,461) (43,447)
Total investment income ..................................................................................
143,137,221 1,537,212
EXPENSES
Investment advisory ................................................................................... 47,449,870 303,958
Commitment costs .................................................................................... 35,029 —
Interest expense ..................................................................................... 590 33
Total expenses ........................................................................................
47,485,489 303,991
Net investment income ...................................................................................
95,651,732 1,233,221
REALIZED AND UNREALIZED GAIN (LOSS) $ (2,383,871,071) $ (6,083,759)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (534,396,950) $ (3,712,086)
Investments — affiliated .............................................................................. 63,708 183
Futures contracts ................................................................................... (196,747) (29,091)
In-kind redemptions — unaffiliated
(a)
...................................................................... 2,878,821,508 —
2,344,291,519 (3,740,994)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (4,727,484,734) (2,338,601)
Investments — affiliated .............................................................................. (20,310) (16)
Futures contracts ................................................................................... (657,546) (4,148)
(4,728,162,590) (2,342,765)
Net realized and unrealized loss .............................................................................
(2,383,871,071) (6,083,759)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................
$ (2,288,219,339) $ (4,850,538)
(a)
  See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
29
Statements of Changes in Net Assets
See notes to financial statements.
iShares Biotechnology ETF iShares Expanded Tech Sector ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 17,285,887 $ 19,301,833 $ 13,004,329 $ 14,210,599
Net realized gain (loss) ............................................ 324,970,436 (222,811,148) 456,636,601 357,642,335
Net change in unrealized appreciation (depreciation) ........................ (734,035,935) 615,006,557 (260,047,751) 1,103,780,700
Net increase (decrease) in net assets resulting from operations ...................
(391,779,612) 411,497,242 209,593,179 1,475,633,634
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(19,065,275) (23,105,878) (13,049,242) (13,765,021)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(1,478,654,611) (781,957,787) 675,327,865 64,556,917
NET ASSETS
Total increase (decrease) in net assets ................................... (1,889,499,498) (393,566,423) 871,871,802 1,526,425,530
Beginning of year ..................................................
7,632,140,260 8,025,706,683 4,326,109,508 2,799,683,978
End of year ......................................................
$ 5,742,640,762 $ 7,632,140,260 $ 5,197,981,310 $ 4,326,109,508
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
iShares Annual Financial Statements and Additional Information
30
See notes to financial statements.
iShares Expanded Tech-Software Sector ETF iShares North American Natural Resources ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................................ $ (7,853,394) $ (2,224,701) $ 14,166,163 $ 15,811,917
Net realized gain ................................................ 1,447,827,044 1,010,482,775 20,446,575 29,580,143
Net change in unrealized appreciation (depreciation) ........................ (1,686,821,270) 1,232,901,237 (16,524,756) 39,261,765
Net increase (decrease) in net assets resulting from operations ...................
(246,847,620) 2,241,159,311 18,087,982 84,653,825
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
— (451,315) (14,202,680) (15,706,447)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
2,254,938,398 (169,528,132) 74,857,026 (309,502,890)
NET ASSETS
Total increase (decrease) in net assets ................................... 2,008,090,778 2,071,179,864 78,742,328 (240,555,512)
Beginning of year ..................................................
7,458,859,908 5,387,680,044 562,395,963 802,951,475
End of year ......................................................
$ 9,466,950,686 $ 7,458,859,908 $ 641,138,291 $ 562,395,963
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
31
Statements of Changes in Net Assets
See notes to financial statements.
iShares Semiconductor ETF
iShares U.S. Digital Infrastructure and Real
Estate ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 95,651,732 $ 79,676,905 $ 1,233,221 $ 366,296
Net realized gain (loss) ............................................ 2,344,291,519 2,748,128,526 (3,740,994) (13,776,444)
Net change in unrealized appreciation (depreciation) ........................ (4,728,162,590) 1,506,288,099 (2,342,765) 9,166,827
Net increase (decrease) in net assets resulting from operations ...................
(2,288,219,339) 4,334,093,530 (4,850,538) (4,243,321)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(93,645,406) (73,820,852) (1,357,070) (271,131)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
497,204,944 659,810,352 88,318,880 (59,406,422)
NET ASSETS
Total increase (decrease) in net assets ................................... (1,884,659,801) 4,920,083,030 82,111,272 (63,920,874)
Beginning of year ..................................................
12,705,998,107 7,785,915,077 43,284,606 107,205,480
End of year ......................................................
$ 10,821,338,306 $ 12,705,998,107 $ 125,395,878 $ 43,284,606
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
32
iShares Biotechnology ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ...............................
$ 137.27  $ 129.24  $ 130.21  $ 150.36  $ 107.98
Net investment income
(a)
......................................
0 .34  0 .34  0 .33  0 .31  0 .34
Net realized and unrealized gain (loss)
(b)
............................
(9.33) 8.10  (0.94) (20.15) 42.43
Net increase (decrease) from investment operations ..................... (8.99) 8.44  (0.61) (19.84) 42.77
Distributions from net investment income
(c)
......................... (0.38) (0.41) (0.36) (0.31) (0.39)
Net asset value, end of year .................................... $ 127.90  $ 137.27  $ 129.24  $ 130.21  $ 150.36
Total Return
(d)
Based on net asset value ....................................... (6.57)%
(e)
6.56% (0.46)% (13.22)% 39.63%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.44%
(g)
0.45% 0.45% 0.44% 0.45%
Net investment income .........................................
0.24% 0.26% 0.26% 0.21% 0.24%
Supplemental Data
Net assets, end of year (000) ..................................... $ 5,742,641  $ 7,632,140  $ 8,025,707  $ 8,606,878  $ 9,848,582
Portfolio turnover rate
(h)
......................................... 18% 22% 13% 46% 34%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes payment from an affiliate with no financial impact to the expense ratios.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
iShares Expanded Tech Sector ETF
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Net asset value, beginning of year .................................
$ 86.18  $ 56.56  $ 64.66  $ 60.11  $ 35.36
Net investment income
(b)
........................................
0 .24  0 .29  0 .20  0 .11  0 .14
Net realized and unrealized gain (loss)
(c)
..............................
4.45  29.61  (8.03) 4.55  24.77
Net increase (decrease) from investment operations ....................... 4.69  29.90  (7.83) 4.66  24.91
Distributions from net investment income
(d)
........................... (0.23) (0.28) (0.27) (0.11) (0.16)
Net asset value, end of year ...................................... $ 90.64  $ 86.18  $ 56.56  $ 64.66  $ 60.11
Total Return
(e)
Based on net asset value ......................................... 5.43% 52.97% (12.06)% 7.76% 70.51%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.39% 0.41% 0.41% 0.40% 0.43%
Net investment income ...........................................
0.25% 0.42% 0.38% 0.16% 0.28%
Supplemental Data
Net assets, end of year (000) ....................................... $ 5,197,981  $ 4,326,110  $ 2,799,684  $ 4,480,979  $ 3,209,613
Portfolio turnover rate
(g)
........................................... 9% 29% 9% 8% 9%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
34
iShares Expanded Tech-Software Sector ETF
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Net asset value, beginning of year ................................
$ 85.34  $ 60.88  $ 68.83  $ 68.24  $ 41.95
Net investment income (loss)
(b)
...................................
( 0 .09 ) ( 0 .02 ) 0 .02  ( 0 .11 ) ( 0 .06 )
Net realized and unrealized gain (loss)
(c)
.............................
3.85  24.49  (7.97) 0.70  26.36
Net increase (decrease) from investment operations ...................... 3.76  24.47  (7.95) 0.59  26.30
Distributions from net investment income
(d)
.......................... —  (0.01) —  —  (0.01)
Net asset value, end of year ..................................... $ 89.10  $ 85.34  $ 60.88  $ 68.83  $ 68.24
Total Return
(e)
Based on net asset value ........................................ 4.40% 40.20%
(f)
(11.55)% 0.86% 62.70%
Ratios to Average Net Assets
(g)
Total expen ses ...............................................
0.39% 0.41% 0.41% 0.40% 0.43%
Net investment income (loss) ......................................
(0.10)% (0.03)% 0.03% (0.15)% (0.10)%
Supplemental Data
Net assets, end of year (000) ...................................... $ 9,466,951  $ 7,458,860  $ 5,387,680  $ 5,403,390  $ 5,050,052
Portfolio turnover rate
(h)
.......................................... 20% 21% 13% 15% 22%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
35
Financial Highlights
iShares North American Natural Resources ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ..................................
$ 44.99  $ 39.17  $ 40.44  $ 27.57  $ 16.65
Net investment income
(a)
.........................................
1 .10  1 .05  1 .22  0 .93  0 .70
Net realized and unrealized gain (loss)
(b)
...............................
0.49  5.86  (1.22) 12.85  11.04
Net increase from investment operations ................................ 1.59  6.91  0.00  13.78  11.74
Distributions from net investment income
(c)
............................ (1.11) (1.09) (1.27) (0.91) (0.82)
Net asset value, end of year ....................................... $ 45.47  $ 44.99  $ 39.17  $ 40.44  $ 27.57
Total Return
(d)
Based on net asset value .......................................... 3.63% 17.96% 0.19% 50.84% 71.57%
Ratios to Average Net Assets
(e)
Total expen ses .................................................
0.39% 0.41% 0.41% 0.40% 0.43%
Net investment income ............................................
2.46% 2.61% 3.08% 2.92% 3.14%
Supplemental Data
Net assets, end of year (000) ........................................ $ 641,138  $ 562,396  $ 802,951  $ 942,142  $ 397,022
Portfolio turnover rate
(f)
............................................ 12% 9% 11% 15% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
36
iShares Semiconductor ETF
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Net asset value, beginning of year .................................
$ 225.88  $ 148.30  $ 157.48  $ 141.36  $ 68.32
Net investment income
(b)
........................................
1 .54  1 .47  1 .49  1 .19  1 .12
Net realized and unrealized gain (loss)
(c)
..............................
(37.91) 77.48  (9.15) 16.12  72.96
Net increase (decrease) from investment operations ....................... (36.37) 78.95  (7.66) 17.31  74.08
Distributions from net investment income
(d)
........................... (1.48) (1.37) (1.52) (1.19) (1.04)
Net asset value, end of year ...................................... $ 188.03  $ 225.88  $ 148.30  $ 157.48  $ 141.36
Total Return
(e)
Based on net asset value ......................................... (16.21)% 53.53% (4.67)% 12.23% 108.93%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.34% 0.35% 0.39% 0.40% 0.43%
Net investment income ...........................................
0.69% 0.85% 1.17% 0.76% 1.02%
Supplemental Data
Net assets, end of year (000) ....................................... $ 10,821,338  $ 12,705,998  $ 7,785,915  $ 8,952,849  $ 6,318,968
Portfolio turnover rate
(g)
........................................... 27% 28% 18% 32% 23%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
37
Financial Highlights
iShares U.S. Digital Infrastructure and Real Estate ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year .................................
$ 72.14  $ 71.47  $ 74.08  $ 67.17  $ 43.34
Net investment income
(a)
........................................
1 .22  0 .40  0 .24  0 .16  0 .29
Net realized and unrealized gain (loss)
(b)
..............................
1.77  0.63  (2.60) 6.91  23.83
Net increase (decrease) from investment operations ....................... 2.99  1.03  (2.36) 7.07  24.12
Distributions from net investment income
(c)
........................... (1.37) (0.36) (0.25) (0.16) (0.29)
Net asset value, end of year ...................................... $ 73.76  $ 72.14  $ 71.47  $ 74.08  $ 67.17
Total Return
(d)
Based on net asset value ......................................... 4.08% 1.48% (3.16)% 10.53% 55.89%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.39% 0.41% 0.41% 0.40% 0.43%
Net investment income ...........................................
1.58% 0.61% 0.34% 0.22% 0.52%
Supplemental Data
Net assets, end of year (000) ....................................... $ 125,396  $ 43,285  $ 107,205  $ 162,972  $ 100,755
Portfolio turnover rate
(f)
........................................... 59% 84% 31% 37% 38%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2025
iShares Annual Financial Statements and Additional Information
38
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Biotechnology ....................................................................................................... Non-diversified
Expanded Tech Sector ................................................................................................. Non-diversified
Expanded Tech-Software Sector ........................................................................................... Non-diversified
North American Natural Resources ......................................................................................... Diversified
Semiconductor ...................................................................................................... Non-diversified
U.S. Digital Infrastructure and Real Estate .................................................................................... Non-diversified

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
40
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Biotechnology
Barclays Bank plc ...................................... $ 26,413,629 $ (26,413,629) $ – $ –
Barclays Capital, Inc. ................................... 2,100,723 (2,100,723) – –
BMO Capital Markets Corp. ............................... 2,267 (2,267) – –
BNP Paribas SA ....................................... 146,605,413 (146,605,413) – –
BofA Securities, Inc. .................................... 103,200,801 (103,200,801) – –
Citadel Clearing LLC .................................... 14,288,600 (14,288,600) – –
Citigroup Global Markets, Inc. .............................. 35,453,096 (35,453,096) – –
Goldman Sachs & Co. LLC ............................... 19,068,330 (19,068,330) – –
HSBC Bank plc ....................................... 9,948,932 (9,948,932) – –
J.P. Morgan Securities LLC ............................... 144,930,836 (144,930,836) – –
Jefferies LLC ......................................... 17,414,117 (17,414,117) – –
Morgan Stanley ....................................... 36,638,478 (36,638,478) – –
National Financial Services LLC ............................ 14,310,288 (14,310,288) – –
Natixis SA ........................................... 1,654,601 (1,654,601) – –
RBC Capital Markets LLC ................................ 81,892 (81,892) – –
Scotia Capital (USA), Inc. ................................ 782,233 (782,233) – –
SG Americas Securities LLC .............................. 3,464,808 (3,464,808) – –
State Street Bank & Trust Co. .............................. 11,241,112 (11,241,112) – –
Toronto-Dominion Bank .................................. 3,593,150 (3,593,150) – –
UBS AG ............................................ 47,253,037 (47,253,037) – –
UBS Securities LLC .................................... 2,934,015 (2,934,015) – –
Virtu Americas LLC ..................................... 7,813,567 (7,813,567) – –
Wells Fargo Bank N.A. .................................. 72,858,475 (72,858,475) – –
Wells Fargo Securities LLC ............................... 18,389,553 (18,389,553) – –
$ 740,441,953 $ (740,441,953) $ – $ –
Expanded Tech Sector
Barclays Bank plc ...................................... $ 8,422,481 $ (8,422,481) $ – $ –
Barclays Capital, Inc. ................................... 2,169 (2,169) – –
BNP Paribas SA ....................................... 8,386,616 (8,386,616) – –
BofA Securities, Inc. .................................... 48,521,686 (48,521,686) – –
Citigroup Global Markets, Inc. .............................. 18,263,658 (18,263,658) – –
Goldman Sachs & Co. LLC ............................... 14,399,978 (14,399,978) – –
J.P. Morgan Securities LLC ............................... 23,453,780 (23,453,780) – –

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Expanded Tech Sector (continued)
Jefferies LLC ......................................... 291,027 (291,027) – –
Morgan Stanley ....................................... 5,611,920 (5,611,920) – –
National Financial Services LLC ............................ 1,655,771 (1,655,771) – –
Scotia Capital (USA), Inc. ................................ 851,687 (851,687) – –
SG Americas Securities LLC .............................. 301,497 (301,497) – –
State Street Bank & Trust Co. .............................. 4,232,194 (4,232,194) – –
Toronto-Dominion Bank .................................. 50,947 (50,947) – –
UBS AG ............................................ 4,781,972 (4,781,972) – –
UBS Securities LLC .................................... 317,400 (317,400) – –
Wells Fargo Bank N.A. .................................. 4,232 (4,232) – –
Wells Fargo Securities LLC ............................... 338,352 (338,352) – –
$ 139,887,367 $ (139,887,367) $ – $ –
Expanded Tech-Software Sector
Barclays Bank plc ...................................... $ 21,300,875 $ (21,300,875) $ – $ –
BMO Capital Markets Corp. ............................... 103,625 (103,625) – –
BNP Paribas SA ....................................... 43,798,861 (43,798,861) – –
BofA Securities, Inc. .................................... 129,277,082 (129,277,082) – –
Citigroup Global Markets, Inc. .............................. 45,867,464 (45,867,464) – –
Goldman Sachs & Co. LLC ............................... 31,303,238 (31,303,238) – –
HSBC Bank plc ....................................... 1,155,324 (1,155,324) – –
J.P. Morgan Securities LLC ............................... 210,628,648 (210,628,648) – –
Jefferies LLC ......................................... 813,375 (813,375) – –
Morgan Stanley ....................................... 98,124,485 (98,124,485) – –
National Financial Services LLC ............................ 2,996,451 (2,996,451) – –
Natixis SA ........................................... 5,191,643 (5,191,643) – –
RBC Capital Markets LLC ................................ 338,050 (338,050) – –
Scotia Capital (USA), Inc. ................................ 4,727,102 (4,727,102) – –
State Street Bank & Trust Co. .............................. 2,179,150 (2,179,150) – –
Toronto-Dominion Bank .................................. 87 (87) – –
UBS AG ............................................ 1,206,625 (1,206,625) – –
UBS Securities LLC .................................... 43,980 (43,980) – –
Virtu Americas LLC ..................................... 445,701 (445,701) – –
Wells Fargo Bank N.A. .................................. 35,712,496 (35,712,496) – –
Wells Fargo Securities LLC ............................... 8,383,208 (8,383,208) – –
$ 643,597,470 $ (643,597,470) $ – $ –
North American Natural Resources
Barclays Bank plc ...................................... $ 4,829,974 $ (4,829,974) $ – $ –
BMO Capital Markets Corp. ............................... 100,992 (100,992) – –
BNP Paribas SA ....................................... 1,300,931 (1,300,931) – –
BofA Securities, Inc. .................................... 1,524,934 (1,524,934) – –
Citigroup Global Markets, Inc. .............................. 980,118 (980,118) – –
Goldman Sachs & Co. LLC ............................... 1,004,795 (1,004,795) – –
J.P. Morgan Securities LLC ............................... 49,103 (49,103) – –
Jefferies LLC ......................................... 602,122 (602,122) – –
Morgan Stanley ....................................... 1,104,121 (1,104,121) – –
SG Americas Securities LLC .............................. 85,632 (85,632) – –
UBS AG ............................................ 45,964 (45,964) – –
UBS Securities LLC .................................... 13,021 (13,021) – –
$ 11,641,707 $ (11,641,707) $ – $ –
Semiconductor
Barclays Bank plc ...................................... $ 810,992 $ (810,992) $ – $ –
Barclays Capital, Inc. ................................... 8,009,250 (8,009,250) – –
BNP Paribas SA ....................................... 39,846,265 (39,846,265) – –
BofA Securities, Inc. .................................... 4,936,720 (4,816,740) – 119,980
(b)
Citigroup Global Markets, Inc. .............................. 11,244,617 (11,244,617) – –
Goldman Sachs & Co. LLC ............................... 12,242,316 (11,484,551) – 757,765
(b)
J.P. Morgan Securities LLC ............................... 87,997,007 (87,997,007) – –
Morgan Stanley ....................................... 111,175,434 (110,598,007) – 577,427
(b)
National Financial Services LLC ............................ 1,110,837 (1,110,837) – –
UBS AG ............................................ 17,357,242 (17,261,735) – 95,507
(b)
UBS Securities LLC .................................... 1,817,523 (1,705,023) – 112,500
(b)
Wells Fargo Securities LLC ............................... 1,786,345 (1,786,345) – –
$ 298,334,548 $ (296,671,369) $ – $ 1,663,179
U.S. Digital Infrastructure and Real Estate
BofA Securities, Inc. .................................... $ 590,352 $ (590,352) $ – $ –

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
42
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares North American Natural
Resources ETF and iShares U.S. Digital Infrastructure and Real Estate ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Digital Infrastructure and Real Estate (continued)
Goldman Sachs & Co. LLC ............................... 238 (238) – –
J.P. Morgan Securities LLC ............................... 2,435,902 (2,435,902) – –
Jefferies LLC ......................................... 171,990 (171,990) – –
Morgan Stanley ....................................... 1,054,592 (1,054,592) – –
$ 4,253,074 $ (4,253,074) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.480000%
Over $121 billion, up to and including $181 billion ............................................................................ 0.456000
Over $181 billion, up to and including $231 billion ............................................................................ 0.433200
Over $231 billion, up to and including $281 billion ............................................................................ 0.411540
Over $281 billion .................................................................................................. 0.390963
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion ................................................................................................... 0.4800%
Over $10 billion, up to and including $20 billion .............................................................................. 0.4300
Over $20 billion, up to and including $30 billion .............................................................................. 0.3800
Over $30 billion, up to and including $40 billion .............................................................................. 0.3420
Over $40 billion ................................................................................................... 0.3078

Notes to Financial Statements
(continued)
43
Notes to Financial Statements
For its investment advisory services to the iShares Semiconductor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion ................................................................................................... 0.3500%
Over $10 billion, up to and including $20 billion .............................................................................. 0.3500
Over $20 billion, up to and including $30 billion .............................................................................. 0.3500
Over $30 billion, up to and including $40 billion .............................................................................. 0.3420
Over $40 billion ................................................................................................... 0.3078
iShares ETF Amounts
Biotechnology ........................................................................................................... $ 1,747,967
Expanded Tech Sector ..................................................................................................... 103,453
Expanded Tech-Software Sector ............................................................................................... 396,041
North American Natural Resources ............................................................................................. 11,510
Semiconductor .......................................................................................................... 634,443
U.S. Digital Infrastructure and Real Estate ........................................................................................ 4,253

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
44
For the year ended March 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
During the year ended March 31, 2025, iShares Biotechnology ETF received a reimbursement of $2,237 from an affiliate, which is included in payment by affiliate in the
Statements of Operations, related to an operating event.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2025, permanent differences attributable to net investment loss, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Biotechnology ........................................................................ $ 261,193,244 $ 326,242,167 $ (79,559,377)
Expanded Tech Sector .................................................................. 296,817,200 165,978,538 (3,409,015)
Expanded Tech-Software Sector ............................................................ 474,312,014 512,199,478 (98,083,206)
North American Natural Resources .......................................................... 15,864,336 24,241,480 (3,810,740)
Semiconductor ....................................................................... 822,429,074 1,137,343,142 (221,846,313)
U.S. Digital Infrastructure and Real Estate ..................................................... 22,175,364 19,431,810 (2,509,352)
iShares ETF Purchases Sales
Biotechnology ........................................................................................ $ 1,294,192,070 $ 1,289,248,902
Expanded Tech Sector .................................................................................. 447,009,661 457,386,343
Expanded Tech-Software Sector ............................................................................ 1,562,069,849 1,566,923,834
North American Natural Resources .......................................................................... 70,840,603 70,353,527
Semiconductor ....................................................................................... 3,644,026,505 3,646,095,977
U.S. Digital Infrastructure and Real Estate ..................................................................... 46,927,455 46,769,782
iShares ETF
In-kind
Purchases
In-kind
Sales
Biotechnology ........................................................................................ $ 4,807,067,784 $ 6,278,882,872
Expanded Tech Sector .................................................................................. 1,416,480,049 735,738,014
Expanded Tech-Software Sector ............................................................................ 15,672,304,509 13,420,739,665
North American Natural Resources .......................................................................... 277,082,645 202,374,444
Semiconductor ....................................................................................... 23,601,064,544 23,103,435,011
U.S. Digital Infrastructure and Real Estate ..................................................................... 88,102,599 —
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Biotechnology ............................................................................. $ 698,635,427 $ (698,635,427)
Expanded Tech Sector ....................................................................... 467,171,345 (467,171,345)
Expanded Tech-Software Sector ................................................................. 1,604,715,266 (1,604,715,266)
North American Natural Resources ............................................................... 31,840,060 (31,840,060)
Semiconductor ............................................................................ 2,834,341,110 (2,834,341,110)
U.S. Digital Infrastructure and Real Estate .......................................................... (28,684) 28,684
—

Notes to Financial Statements
(continued)
45
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of March 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the characterization of corporate actions.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Semiconductor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”)
with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit
Agreement.
During the year ended March 31, 2025, the Fund did not borrow under the Syndicated Credit Agreement.
iShares ETF
Year Ended
03/31/25
Year Ended
03/31/24
Biotechnology
Ordinary income ...................................................................................... $ 19,065,275 $ 23,105,878
Expanded Tech Sector
Ordinary income ...................................................................................... $ 13,049,242 $ 13,765,021
Expanded Tech-Software Sector
Ordinary income ...................................................................................... $ — $ 451,315
North American Natural Resources
Ordinary income ...................................................................................... $ 14,202,680 $ 15,706,447
Semiconductor
Ordinary income ...................................................................................... $ 93,645,406 $ 73,820,852
U.S. Digital Infrastructure and Real Estate
Ordinary income ...................................................................................... $ 1,357,070 $ 271,131
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Capital Losses
(c)
Total
Biotechnology ............................................ $ 5,808,222 $ (3,772,967,612) $ (3,074,639,408) $ — $ (6,841,798,798)
Expanded Tech Sector ...................................... 400,076 (124,691,347) 1,051,340,039 — 927,048,768
Expanded Tech-Software Sector ................................ — (582,846,636) (2,389,658,021) (3,340,517) (2,975,845,174)
North American Natural Resources .............................. 85,612 (522,175,693) (20,701,138) — (542,791,219)
Semiconductor ........................................... 7,862,379 (1,111,310,121) (4,069,495,446) — (5,172,943,188)
U.S. Digital Infrastructure and Real Estate ......................... — (95,012,076) (459,805) — (95,471,881)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Biotechnology ................................................... $ 9,604,428,919 $ 378,006,660 $ (3,452,646,068) $ (3,074,639,408)
Expanded Tech Sector .............................................. 4,292,347,718 1,295,215,099 (243,875,060) 1,051,340,039
Expanded Tech-Software Sector ....................................... 12,530,384,367 120,318,689 (2,509,976,710) (2,389,658,021)
North American Natural Resources ..................................... 673,036,004 56,369,203 (77,057,882) (20,688,679)
Semiconductor ................................................... 15,189,176,308 49,708 (4,069,545,154) (4,069,495,446)
U.S. Digital Infrastructure and Real Estate ................................. 130,107,097 6,001,159 (6,460,964) (459,805)

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
46
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Notes to Financial Statements
(continued)
47
Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
e
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Year Ended
03/31/25
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
Biotechnology
Shares sold 35,100,000 $ 4,830,487,984 38,000,000 $ 4,963,306,396
Shares redeemed
(45,800,000) (6,309,142,595) (44,500,000) (5,745,264,183)
(10,700,000) $ (1,478,654,611) (6,500,000) $ (781,957,787)
Expanded Tech Sector
Shares sold 15,100,000 $ 1,418,406,929 7,850,000
(a)
$ 597,872,471
Shares redeemed
(7,950,000) (743,079,064) (7,150,000)
(a)
(533,315,554)
7,150,000 $ 675,327,865 700,000 $ 64,556,917
Expanded Tech-Software Sector
Shares sold 166,400,000 $ 15,704,847,388 143,350,000
(b)
$ 10,340,675,727
Shares redeemed
(147,550,000) (13,449,908,990) (144,450,000)
(b)
(10,510,203,859)
18,850,000 $ 2,254,938,398 (1,100,000) $ (169,528,132)
North American Natural Resources
Shares sold 6,150,000 $ 278,463,819 1,550,000 $ 63,568,112
Shares redeemed
(4,550,000) (203,606,793) (9,550,000) (373,071,002)
1,600,000 $ 74,857,026 (8,000,000) $ (309,502,890)
Semiconductor
Shares sold 105,500,000 $ 23,645,223,894 123,900,000
(c)
$ 22,043,609,910
Shares redeemed
(104,200,000) (23,148,018,950) (120,150,000)
(c)
(21,383,799,558)
1,300,000 $ 497,204,944 3,750,000 $ 659,810,352
U.S. Digital Infrastructure and Real Estate
Shares sold 1,100,000 $ 88,318,880 — $ —
Shares redeemed
— — (900,000) (59,406,422)
1,100,000 $ 88,318,880 (900,000) $ (59,406,422)
(a)
Share transactions reflect a six-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Share transactions reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(c)
Share transactions reflect a three-for-one stock split effective after the close of trading on March 6, 2024.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
48
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
49
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Biotechnology ETF
iShares Expanded Tech Sector ETF
iShares Expanded Tech-Software Sector ETF
iShares North American Natural Resources ETF
iShares Semiconductor ETF
iShares U.S. Digital Infrastructure and Real Estate ETF

Important Tax Information
(unaudited)
2025
iShares Annual Financial Statements and Additional Information
50
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2025:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Biotechnology ..................................................................................................... $ 39,197,203
Expanded Tech Sector ............................................................................................... 32,461,632
Expanded Tech-Software Sector ......................................................................................... 19,124,913
North American Natural Resources ....................................................................................... 16,085,508
Semiconductor .................................................................................................... 128,984,476
U.S. Digital Infrastructure and Real Estate .................................................................................. 589,737
iShares ETF
Qualified Business
Income
U.S. Digital Infrastructure and Real Estate .................................................................................. $ 709,512
iShares ETF
Dividends-Received
Deduction
Biotechnology ..................................................................................................... 100 .00%
Expanded Tech Sector ............................................................................................... 100 .00
North American Natural Resources ....................................................................................... 81 .94
Semiconductor .................................................................................................... 100 .00
U.S. Digital Infrastructure and Real Estate .................................................................................. 24 .16

Additional Information
51
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Biotechnology
ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was
USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Biotechnology ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Additional Information
(continued)
2025
iShares Annual Financial Statements and Additional Information
52
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
53
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
NYRS New York Registered Shares

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or S&P Dow Jones Indices
LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ

Page
2

Schedule of Investments
March 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.5%
BWX Technologies, Inc. ................ 561,981 $ 55,439,426
Curtiss-Wright Corp. ................... 231,438 73,428,334
Hexcel Corp. ........................ 249,297 13,651,504
Woodward, Inc. ...................... 364,912 66,592,791
209,112,055
Automobile Components — 0.2%
Gentex Corp. ....................... 573,047 13,351,995
Banks — 4.3%
Commerce Bancshares, Inc. ............. 428,173 26,645,206
Cullen/Frost Bankers, Inc. ............... 276,328 34,596,266
East West Bancorp, Inc. ................ 851,963 76,472,199
First Financial Bankshares, Inc. ........... 443,514 15,931,023
Glacier Bancorp, Inc. .................. 313,608 13,867,746
Home BancShares, Inc. ................ 430,596 12,172,949
International Bancshares Corp. ........... 232,707 14,674,503
Pinnacle Financial Partners, Inc. ........... 301,004 31,918,464
Synovus Financial Corp. ................ 425,090 19,868,706
UMB Financial Corp. .................. 242,580 24,524,838
Western Alliance Bancorp ............... 670,298 51,498,995
Wintrust Financial Corp. ................ 212,495 23,897,188
Zions Bancorp NA .................... 363,494 18,123,811
364,191,894
Beverages — 0.8%
Celsius Holdings, Inc.
(a)
................. 619,549 22,068,335
Coca-Cola Consolidated, Inc. ............. 36,225 48,903,750
70,972,085
Biotechnology — 4.1%
(a)
Cytokinetics, Inc.
(b)
.................... 362,626 14,573,939
Exelixis, Inc.
(b)
....................... 1,720,046 63,504,098
Halozyme Therapeutics, Inc.
(b)
............ 781,891 49,892,465
Neurocrine Biosciences, Inc. ............. 612,744 67,769,486
Roivant Sciences Ltd.
(b)
................. 2,587,203 26,104,878
Sarepta Therapeutics, Inc.
(b)
............. 587,015 37,463,297
United Therapeutics Corp. ............... 274,372 84,580,657
343,888,820
Broadline Retail — 0.3%
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 222,179 25,852,748
Building Products — 3.2%
AAON, Inc. ......................... 414,599 32,392,620
Advanced Drainage Systems, Inc.
(b)
........ 208,238 22,625,059
Carlisle Cos., Inc. .................... 273,223 93,032,431
Owens Corning ...................... 527,197 75,294,276
Simpson Manufacturing Co., Inc. .......... 171,017 26,863,350
Trex Co., Inc.
(a) (b)
..................... 322,778 18,753,402
268,961,138
Capital Markets — 5.4%
Affiliated Managers Group, Inc. ........... 73,717 12,386,668
Carlyle Group, Inc. (The) ................ 479,848 20,916,574
Evercore, Inc. , Class A ................. 217,581 43,455,277
Federated Hermes, Inc. , Class B .......... 292,094 11,908,673
Hamilton Lane, Inc. , Class A ............. 266,194 39,575,062
Houlihan Lokey, Inc. , Class A ............. 332,024 53,621,876
Interactive Brokers Group, Inc. , Class A ...... 669,130 110,801,237
Janus Henderson Group plc ............. 312,671 11,303,057
Jefferies Financial Group, Inc. ............ 530,304 28,408,385
Morningstar, Inc. ..................... 166,036 49,789,215
SEI Investments Co. ................... 361,381 28,054,007
Security
Shares
Shares Value
Capital Markets (continued)
Stifel Financial Corp. .................. 445,801 $ 42,021,202
452,241,233
Chemicals — 1.3%
Axalta Coating Systems Ltd.
(a)
............ 723,919 24,012,393
Cabot Corp. ........................ 187,023 15,549,092
NewMarket Corp. ..................... 20,574 11,654,143
RPM International, Inc. ................. 450,375 52,099,380
Scotts Miracle-Gro Co. (The) ............. 98,170 5,388,551
108,703,559
Commercial Services & Supplies — 3.0%
Brink's Co. (The) ..................... 133,703 11,519,850
Clean Harbors, Inc.
(a) (b)
................. 311,369 61,370,830
MSA Safety, Inc. ..................... 120,719 17,708,270
RB Global, Inc. ...................... 1,133,347 113,674,704
Tetra Tech, Inc. ...................... 1,647,251 48,182,092
252,455,746
Communications Equipment — 0.6%
(a)(b)
Ciena Corp. ........................ 524,036 31,667,496
Lumentum Holdings, Inc. ................ 267,918 16,702,008
48,369,504
Construction & Engineering — 3.4%
AECOM ........................... 432,184 40,076,422
Comfort Systems USA, Inc. .............. 218,047 70,283,090
EMCOR Group, Inc. ................... 282,711 104,498,467
MasTec, Inc.
(a)
....................... 378,354 44,157,695
Valmont Industries, Inc. ................. 89,881 25,649,341
284,665,015
Construction Materials — 0.9%
(b)
Eagle Materials, Inc. ................... 204,346 45,350,508
Knife River Corp.
(a)
.................... 347,913 31,385,232
76,735,740
Consumer Finance — 0.7%
FirstCash Holdings, Inc. ................ 153,241 18,437,957
SLM Corp. ......................... 1,293,041 37,976,614
56,414,571
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 381,547 43,534,512
Casey's General Stores, Inc. ............. 157,398 68,317,028
Maplebear, Inc.
(a)
..................... 457,875 18,264,634
Sprouts Farmers Market, Inc.
(a)
............ 614,508 93,798,501
223,914,675
Containers & Packaging — 0.6%
AptarGroup, Inc. ..................... 216,587 32,137,179
Graphic Packaging Holding Co. ........... 719,532 18,679,051
50,816,230
Diversified Consumer Services — 2.3%
Duolingo, Inc. , Class A
(a) (b)
............... 232,904 72,326,008
Grand Canyon Education, Inc.
(a)
........... 176,639 30,562,080
H&R Block, Inc. ...................... 822,587 45,168,252
Service Corp. International .............. 540,612 43,357,082
191,413,422
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc. ............. 327,744 8,953,966
Electric Utilities — 0.2%
IDACORP, Inc. ...................... 134,504 15,632,055

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 1.2%
Acuity, Inc. ......................... 188,419 $ 49,620,144
nVent Electric plc ..................... 1,012,899 53,096,165
102,716,309
Electronic Equipment, Instruments & Components — 2.1%
Belden, Inc.
(b)
....................... 247,472 24,809,068
Cognex Corp. ....................... 417,917 12,466,464
Coherent Corp.
(a)
..................... 952,370 61,846,908
Crane NXT Co. ...................... 120,723 6,205,162
Fabrinet
(a)
.......................... 221,363 43,721,406
Novanta, Inc.
(a) (b)
..................... 134,658 17,218,719
Vontier Corp. ........................ 384,281 12,623,631
178,891,358
Energy Equipment & Services — 0.5%
ChampionX Corp. .................... 469,022 13,976,855
Valaris Ltd.
(a) (b)
....................... 402,089 15,786,014
Weatherford International plc ............. 214,883 11,506,985
41,269,854
Entertainment — 0.2%
Warner Music Group Corp. , Class A ........ 427,669 13,407,423
Financial Services — 2.4%
Equitable Holdings, Inc. ................ 1,764,407 91,907,961
Euronet Worldwide, Inc.
(a) (b)
.............. 150,038 16,031,561
MGIC Investment Corp. ................ 732,881 18,160,791
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 421,979 34,479,904
Voya Financial, Inc. ................... 307,478 20,834,709
WEX, Inc.
(a) (b)
........................ 150,113 23,570,743
204,985,669
Food Products — 0.8%
Ingredion, Inc. ....................... 170,445 23,045,868
Lancaster Colony Corp. ................ 58,119 10,170,825
Pilgrim's Pride Corp.
(a)
................. 247,728 13,503,653
Post Holdings, Inc.
(a) (b)
.................. 157,449 18,320,766
65,041,112
Ground Transportation — 1.4%
Ryder System, Inc. .................... 137,157 19,724,548
Saia, Inc.
(a) (b)
........................ 163,445 57,112,587
XPO, Inc.
(a) (b)
........................ 353,078 37,984,131
114,821,266
Health Care Equipment & Supplies — 2.3%
(a)
Globus Medical, Inc. , Class A
(b)
........... 698,986 51,165,775
Haemonetics Corp.
(b)
.................. 179,063 11,379,454
Lantheus Holdings, Inc.
(b)
............... 427,275 41,702,040
LivaNova plc ........................ 136,517 5,362,388
Masimo Corp.
(b)
...................... 273,099 45,498,293
Penumbra, Inc.
(b)
..................... 153,307 40,995,825
196,103,775
Health Care Providers & Services — 2.9%
Chemed Corp. ....................... 42,357 26,063,109
Encompass Health Corp. ............... 439,613 44,524,005
Ensign Group, Inc. (The) ................ 350,424 45,344,866
HealthEquity, Inc.
(a) (b)
.................. 532,970 47,098,559
Hims & Hers Health, Inc. , Class A
(a)
......... 1,174,964 34,720,186
Tenet Healthcare Corp.
(a)
................ 356,503 47,949,653
245,700,378
Health Care REITs — 0.3%
Omega Healthcare Investors, Inc. .......... 692,827 26,382,852
Health Care Technology — 0.6%
Doximity, Inc. , Class A
(a)
................ 820,454 47,610,946
Security
Shares
Shares Value
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. .............. 621,288 $ 6,635,356
Hotels, Restaurants & Leisure — 5.4%
Boyd Gaming Corp. ................... 248,510 16,359,413
Cava Group, Inc.
(a) (b)
................... 389,968 33,697,135
Choice Hotels International, Inc.
(b)
.......... 137,294 18,229,897
Churchill Downs, Inc. .................. 451,686 50,168,764
Hilton Grand Vacations, Inc.
(a) (b)
........... 381,314 14,264,957
Hyatt Hotels Corp. , Class A .............. 262,081 32,104,923
Light & Wonder, Inc. , Class A
(a) (b)
.......... 542,774 47,009,656
Planet Fitness, Inc. , Class A
(a)
............ 517,332 49,979,445
Texas Roadhouse, Inc. ................. 410,000 68,318,300
Travel + Leisure Co. ................... 420,381 19,459,436
Vail Resorts, Inc. ..................... 121,939 19,512,679
Wendy's Co. (The) .................... 472,529 6,913,099
Wingstop, Inc. ....................... 179,521 40,496,347
Wyndham Hotels & Resorts, Inc. .......... 477,798 43,245,497
459,759,548
Household Durables — 2.1%
KB Home .......................... 221,530 12,875,324
Somnigroup International, Inc. ............ 693,366 41,518,756
Toll Brothers, Inc. ..................... 613,881 64,819,695
TopBuild Corp.
(a) (b)
.................... 180,196 54,950,770
174,164,545
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. ................ 158,929 11,247,405
Industrial REITs — 0.6%
EastGroup Properties, Inc. .............. 150,022 26,426,375
First Industrial Realty Trust, Inc. ........... 439,353 23,707,488
50,133,863
Insurance — 3.7%
American Financial Group, Inc. ........... 195,286 25,648,863
Kinsale Capital Group, Inc.
(b)
............. 135,964 66,175,038
Primerica, Inc. ....................... 205,086 58,353,120
RenaissanceRe Holdings Ltd.
(b)
........... 302,679 72,642,960
RLI Corp. .......................... 512,516 41,170,410
Ryan Specialty Holdings, Inc. , Class A ....... 653,872 48,301,525
312,291,916
IT Services — 0.3%
Kyndryl Holdings, Inc.
(a) (b)
............... 800,842 25,146,439
Leisure Products — 0.1%
YETI Holdings, Inc.
(a) (b)
................. 218,942 7,246,980
Life Sciences Tools & Services — 1.4%
Bruker Corp.
(b)
....................... 312,845 13,058,150
Illumina, Inc.
(a)
....................... 506,189 40,161,035
Medpace Holdings, Inc.
(a) (b)
.............. 153,536 46,780,884
Repligen Corp.
(a) (b)
.................... 134,488 17,112,253
Sotera Health Co.
(a) (b)
.................. 430,587 5,020,645
122,132,967
Machinery — 5.2%
Chart Industries, Inc.
(a) (b)
................ 258,430 37,306,955
Crane Co. .......................... 158,449 24,271,218
Donaldson Co., Inc. ................... 418,336 28,053,612
Esab Corp. ......................... 349,192 40,680,868
Flowserve Corp. ..................... 565,156 27,602,219
Graco, Inc. ......................... 508,468 42,462,163
ITT, Inc. ........................... 355,184 45,875,565
Lincoln Electric Holdings, Inc. ............ 197,655 37,388,420
Mueller Industries, Inc. ................. 698,974 53,219,880
RBC Bearings, Inc.
(a)
.................. 192,180 61,837,759

Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Toro Co. (The) ....................... 259,725 $ 18,894,994
Watts Water Technologies, Inc. , Class A ...... 85,773 17,490,830
435,084,483
Marine Transportation — 0.4%
Kirby Corp.
(a) (b)
....................... 352,750 35,631,277
Media — 0.4%
EchoStar Corp. , Class A
(a)
............... 363,832 9,306,822
New York Times Co. (The) , Class A ......... 541,516 26,859,194
36,166,016
Metals & Mining — 1.5%
ATI, Inc.
(a) (b)
......................... 876,608 45,609,914
Carpenter Technology Corp.
(b)
............ 306,968 55,616,462
Royal Gold, Inc. ...................... 181,854 29,734,948
130,961,324
Office REITs — 0.4%
COPT Defense Properties ............... 359,427 9,801,575
Vornado Realty Trust
(b)
................. 744,873 27,552,852
37,354,427
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp. ................ 1,031,073 18,559,314
CNX Resources Corp.
(a) (b)
............... 914,728 28,795,638
DT Midstream, Inc. .................... 622,706 60,078,675
Matador Resources Co. ................ 456,393 23,317,118
Permian Resources Corp. , Class A ......... 3,931,295 54,448,436
Range Resources Corp. ................ 682,181 27,239,487
Viper Energy, Inc. , Class A .............. 806,980 36,435,147
248,873,815
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................. 384,164 35,335,405
Passenger Airlines — 0.9%
(a)
Alaska Air Group, Inc.
(b)
................. 756,410 37,230,500
American Airlines Group, Inc. ............. 4,041,050 42,633,078
79,863,578
Personal Care Products — 0.6%
(a)(b)
BellRing Brands, Inc. .................. 362,247 26,972,912
elf Beauty, Inc. ...................... 346,598 21,762,888
48,735,800
Professional Services — 2.4%
CACI International, Inc. , Class A
(a) (b)
........ 82,669 30,332,910
ExlService Holdings, Inc.
(a) (b)
............. 988,722 46,677,566
Exponent, Inc. ....................... 187,181 15,172,892
Genpact Ltd. ........................ 523,380 26,367,884
KBR, Inc. .......................... 343,910 17,130,157
Parsons Corp.
(a)
...................... 287,495 17,022,579
Paylocity Holding Corp.
(a)
............... 267,892 50,186,887
202,890,875
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.
(a)
............... 154,533 38,310,276
Residential REITs — 1.0%
American Homes 4 Rent , Class A .......... 740,820 28,010,404
Equity LifeStyle Properties, Inc. ........... 587,083 39,158,436
Independence Realty Trust, Inc. ........... 849,800 18,041,254
85,210,094
Retail REITs — 0.7%
Agree Realty Corp. ................... 269,680 20,816,599
Brixmor Property Group, Inc. ............. 1,015,251 26,954,914
Security
Shares
Shares Value
Retail REITs (continued)
Kite Realty Group Trust ................. 580,481 $ 12,985,360
60,756,873
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.
(a)
............. 305,287 7,671,862
Cirrus Logic, Inc.
(a)
.................... 199,226 19,853,867
Entegris, Inc. ........................ 482,969 42,250,128
Lattice Semiconductor Corp.
(a) (b)
........... 415,469 21,791,349
MACOM Technology Solutions Holdings, Inc.
(a)
. 365,495 36,688,388
MKS Instruments, Inc. ................. 169,597 13,593,200
Onto Innovation, Inc.
(a)
................. 169,977 20,625,009
Power Integrations, Inc.
(b)
............... 118,713 5,995,006
Rambus, Inc.
(a) (b)
..................... 654,953 33,910,192
Silicon Laboratories, Inc.
(a) (b)
.............. 85,401 9,613,591
Universal Display Corp. ................ 124,776 17,403,756
229,396,348
Software — 5.5%
(a)
Appfolio, Inc. , Class A
(b)
................ 142,837 31,409,856
Blackbaud, Inc. ...................... 114,535 7,106,897
Commvault Systems, Inc.
(b)
.............. 270,396 42,657,673
DocuSign, Inc.
(b)
..................... 1,241,559 101,062,903
Dropbox, Inc. , Class A
(b)
................ 811,388 21,672,173
Dynatrace, Inc. ...................... 1,839,696 86,741,666
Guidewire Software, Inc. ................ 513,277 96,167,579
Manhattan Associates, Inc. .............. 375,646 65,001,784
Qualys, Inc. ........................ 130,420 16,423,791
468,244,322
Specialized REITs — 1.5%
CubeSmart ......................... 750,501 32,053,898
Gaming & Leisure Properties, Inc. ......... 725,095 36,907,335
Lamar Advertising Co. , Class A ........... 340,474 38,739,132
National Storage Affiliates Trust ........... 431,782 17,012,211
124,712,576
Specialty Retail — 4.2%
Abercrombie & Fitch Co. , Class A
(a)
......... 309,565 23,641,479
Bath & Body Works, Inc. ................ 678,808 20,581,459
Burlington Stores, Inc.
(a)
................ 385,995 91,994,188
Chewy, Inc. , Class A
(a)
................. 1,018,017 33,095,733
Dick's Sporting Goods, Inc. .............. 213,514 43,035,882
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 369,032 29,696,005
GameStop Corp. , Class A
(a) (b)
............. 1,099,416 24,538,965
Murphy USA, Inc.
(b)
................... 111,940 52,590,531
RH
(a) (b)
............................ 46,301 10,853,418
Valvoline, Inc.
(a) (b)
..................... 781,089 27,189,708
357,217,368
Technology Hardware, Storage & Peripherals — 1.0%
Pure Storage, Inc. , Class A
(a) (b)
............ 1,904,687 84,320,493
Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc.
(a) (b)
....................... 344,491 36,584,944
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.
(b)
....... 235,851 53,146,664
Core & Main, Inc. , Class A
(a) (b)
............ 724,656 35,008,132
GATX Corp. ........................ 135,411 21,025,266
Watsco, Inc. ........................ 132,713 67,458,018
176,638,080
Total Long-Term Investments — 99 .7%
(Cost: $ 7,508,357,000 ) ............................ 8,424,624,786

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 622,363,224 $ 622,674,406
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 24,796,887 24,796,887
Total Short-Term Securities — 7 .7%
(Cost: $ 647,228,007 ) .............................. 647,471,293
Total Investments — 107 .4%
(Cost: $ 8,155,585,007 ) ............................ 9,072,096,079
Liabilities in Excess of Other Assets — (7.4) % ............. (627,467,068)
Net Assets — 100.0% ...............................
$ 8,444,629,011
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 472,685,493 $ 149,975,691
(a)
$ — $ 58,577 $ (45,355) $ 622,674,406 622,363,224 $ 1,172,964
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 31,639,348 — (6,842,461)
(a)
— — 24,796,887 24,796,887 1,390,780 —
$ 58,577 $ (45,355) $ 647,471,293 $ 2,563,744 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 38 06/20/25 $ 11,167 $ 211,975

Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
7
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 1,690,198 $ (4,492)
(c)
$ 1,686,987 0 .0%
Monthly HSBC Bank plc
(d)
02/09/28 2,575,296 163,737
(e)
2,728,787 0 .0
Monthly
JPMorgan Chase
Bank NA
(f)
04/09/25 2,721,153 172,183
(g)
2,883,338 0 .0
$ 331,428 $ 7,299,112
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(1,281) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $10,246 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $9,998 of net dividends and financing fees.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF
8
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Financial Services
Equitable Holdings, Inc. ..... 32,386 $ 1,686,987 100 .0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 1,686,987
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Financial Services
Equitable Holdings, Inc. ..... 52,386 $ 2,728,787 100 .0
Net Value of Reference Entity — HSBC Bank plc $ 2,728,787
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date April 9, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Financial Services
Equitable Holdings, Inc. ..... 55,353 $ 2,883,338 100 .0
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 2,883,338
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 335,920 $ (4,492)

Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 211,975 $ — $ — $ — $ 211,975
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 335,920 — — — 335,920
$ — $ — $ 547,895 $ — $ — $ — $ 547,895
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 4,492 — — — 4,492
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (1,978,634) $ — $ — $ — $ (1,978,634)
Swaps .............................. — — 12,238,659 — — — 12,238,659
$ — $ — $ 10,260,025 $ — $ — $ — $ 10,260,025
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (77,222) $ — $ — $ — $ (77,222)
Swaps .............................. — — (2,420,520) — — — (2,420,520)
$ — $ — $ (2,497,742) $ — $ — $ — $ (2,497,742)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 12,844,593
Total return swaps
Average notional value ............................................................................................... $ 22,318,654
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 37,597 $ —
Swaps — OTC
(a)
..................................................................................... 335,920 4,492
Total d erivative assets and liabilities in the
Statements
of Assets and Liabilities ...........................................
$ 373,517 $ 4,492
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(37,597) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 335,920 $ 4,492
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
(b)
Net Amount of
Derivative Assets
(c)
HSBC Bank plc ................................. $ 163,737 $ — $ — $ — $ 163,737
JPMorgan Chase Bank NA ......................... 172,183 — — (172,183) —
$ 335,920 $ — $ — $ (172,183) $ 163,737
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Pledged Cash Collateral Pledged
Net Amount of
Derivative Liabilities
Goldman Sachs Bank USA ......................... $ 4,492 $ — $ — $ — $ 4,492
$ 4,492 $ — $ — $ — $ 4,492
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,424,624,786 $ — $ — $ 8,424,624,786
Short-Term Securities
Money Market Funds ...................................... 647,471,293 — — 647,471,293
$ 9,072,096,079 $ — $ — $ 9,072,096,079
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 211,975 $ 335,920 $ — $ 547,895
Liabilities
Equity contracts ........................................... — (4,492) — (4,492)
$ 211,975 $ 331,428 $ — $ 543,403
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.2%
Hexcel Corp. ........................ 228,354 $ 12,504,665
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.
(a) (b)
................. 674,642 26,365,009
Automobile Components — 1.4%
Autoliv, Inc. ......................... 403,367 35,677,811
Gentex Corp. ....................... 758,641 17,676,335
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 1,612,932 14,903,492
Lear Corp. ......................... 302,710 26,705,076
Visteon Corp.
(b)
...................... 155,477 12,068,125
107,030,839
Automobiles — 0.5%
Harley-Davidson, Inc. .................. 645,094 16,288,623
Thor Industries, Inc. ................... 300,591 22,787,804
39,076,427
Banks — 9.2%
Associated Banc-Corp. ................. 926,278 20,869,043
Bank OZK ......................... 593,935 25,806,476
Cadence Bank ...................... 990,462 30,070,426
Columbia Banking System, Inc. ........... 1,182,647 29,495,216
Comerica, Inc. ....................... 741,395 43,786,789
Commerce Bancshares, Inc. ............. 296,747 18,466,566
Cullen/Frost Bankers, Inc. ............... 109,105 13,659,946
First Financial Bankshares, Inc. ........... 318,578 11,443,322
First Horizon Corp. .................... 2,956,351 57,412,336
Flagstar Financial, Inc.
(a)
................ 1,712,471 19,898,913
FNB Corp. ......................... 2,030,123 27,305,154
Glacier Bancorp, Inc. .................. 351,116 15,526,350
Hancock Whitney Corp. ................ 484,464 25,410,137
Home BancShares, Inc. ................ 647,998 18,318,903
International Bancshares Corp. ........... 87,817 5,537,740
Old National Bancorp .................. 1,799,684 38,135,304
Pinnacle Financial Partners, Inc. ........... 155,813 16,522,411
Prosperity Bancshares, Inc. .............. 537,531 38,363,587
SouthState Corp. ..................... 553,924 51,415,226
Synovus Financial Corp. ................ 406,952 19,020,936
Texas Capital Bancshares, Inc.
(b)
.......... 259,014 19,348,346
UMB Financial Corp. .................. 160,915 16,268,506
United Bankshares, Inc. ................ 803,681 27,863,620
Valley National Bancorp ................ 2,682,474 23,847,194
Webster Financial Corp. ................ 966,969 49,847,252
Wintrust Financial Corp. ................ 180,354 20,282,611
Zions Bancorp NA .................... 499,445 24,902,328
708,824,638
Beverages — 0.3%
(b)
Boston Beer Co., Inc. (The) , Class A ........ 48,430 11,567,021
Celsius Holdings, Inc.
(a)
................. 319,134 11,367,553
22,934,574
Biotechnology — 1.2%
(b)
BioMarin Pharmaceutical, Inc. ............ 1,075,249 76,009,352
Cytokinetics, Inc. ..................... 333,934 13,420,807
89,430,159
Broadline Retail — 0.6%
Macy's, Inc. ........................ 1,562,922 19,630,300
Nordstrom, Inc. ...................... 551,292 13,479,090
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
...... 141,431 16,456,911
49,566,301
Security
Shares
Shares Value
Building Products — 1.7%
Advanced Drainage Systems, Inc. ......... 207,348 $ 22,528,360
Fortune Brands Innovations, Inc. .......... 700,870 42,668,966
Simpson Manufacturing Co., Inc. .......... 80,697 12,675,885
Trex Co., Inc.
(b)
...................... 308,951 17,950,053
UFP Industries, Inc. ................... 342,604 36,672,332
132,495,596
Capital Markets — 1.7%
Affiliated Managers Group, Inc.
(a)
.......... 97,621 16,403,257
Carlyle Group, Inc. (The) ................ 750,207 32,701,523
Federated Hermes, Inc. , Class B .......... 171,532 6,993,360
Janus Henderson Group plc ............. 429,628 15,531,052
Jefferies Financial Group, Inc. ............ 430,782 23,076,992
SEI Investments Co. ................... 211,902 16,449,952
Stifel Financial Corp. .................. 167,606 15,798,541
126,954,677
Chemicals — 2.1%
Ashland, Inc. ........................ 265,604 15,747,661
Avient Corp. ........................ 514,328 19,112,429
Axalta Coating Systems Ltd.
(b)
............ 567,201 18,814,057
Cabot Corp. ........................ 134,492 11,181,665
NewMarket Corp. ..................... 24,088 13,644,648
Olin Corp. .......................... 651,315 15,787,876
RPM International, Inc. ................. 311,908 36,081,517
Scotts Miracle-Gro Co. (The) ............. 152,870 8,391,034
Westlake Corp. ...................... 189,142 18,919,874
157,680,761
Commercial Services & Supplies — 0.3%
Brink's Co. (The) ..................... 122,832 10,583,205
MSA Safety, Inc. ..................... 110,482 16,206,605
26,789,810
Communications Equipment — 0.4%
(b)
Ciena Corp. ........................ 320,637 19,376,094
Lumentum Holdings, Inc.
(a)
.............. 144,138 8,985,563
28,361,657
Construction & Engineering — 1.0%
AECOM ........................... 351,904 32,632,058
Fluor Corp.
(b)
........................ 967,675 34,662,118
Valmont Industries, Inc. ................. 30,445 8,688,090
75,982,266
Consumer Finance — 0.9%
Ally Financial, Inc. .................... 1,550,669 56,552,899
FirstCash Holdings, Inc. ................ 78,929 9,496,737
66,049,636
Consumer Staples Distribution & Retail — 3.9%
Albertsons Cos., Inc. , Class A ............ 2,288,155 50,316,528
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 394,988 45,068,131
Casey's General Stores, Inc. ............. 64,961 28,195,672
Maplebear, Inc.
(b)
..................... 491,980 19,625,082
Performance Food Group Co.
(b)
........... 881,354 69,300,865
US Foods Holding Corp.
(a) (b)
.............. 1,299,773 85,083,141
297,589,419
Containers & Packaging — 2.8%
AptarGroup, Inc. ..................... 176,452 26,181,948
Berry Global Group, Inc. ................ 653,331 45,609,037
Crown Holdings, Inc. .................. 660,434 58,950,339
Graphic Packaging Holding Co.
(a)
.......... 1,033,843 26,838,564
Greif, Inc. , Class A, NVS ................ 145,685 8,011,218
Silgan Holdings, Inc. ................... 458,401 23,433,459

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Sonoco Products Co. .................. 554,791 $ 26,208,327
215,232,892
Diversified Consumer Services — 0.6%
Graham Holdings Co. , Class B ............ 19,047 18,301,500
Service Corp. International .............. 317,579 25,469,836
43,771,336
Diversified REITs — 1.0%
WP Carey, Inc. ...................... 1,234,722 77,923,305
Diversified Telecommunication Services — 0.7%
Frontier Communications Parent, Inc.
(b)
...... 1,250,375 44,838,447
Iridium Communications, Inc. ............. 312,478 8,536,899
53,375,346
Electric Utilities — 1.9%
ALLETE, Inc. ....................... 327,102 21,490,601
IDACORP, Inc. ...................... 176,920 20,561,643
OGE Energy Corp. .................... 1,133,727 52,106,093
Portland General Electric Co. ............. 617,283 27,530,822
TXNM Energy, Inc. .................... 509,200 27,232,016
148,921,175
Electrical Equipment — 1.5%
EnerSys ........................... 222,771 20,401,368
NEXTracker, Inc. , Class A
(b)
.............. 810,796 34,166,944
Regal Rexnord Corp. .................. 373,651 42,540,166
Sensata Technologies Holding plc .......... 841,968 20,434,563
117,543,041
Electronic Equipment, Instruments & Components — 3.4%
Arrow Electronics, Inc.
(a) (b)
............... 294,423 30,569,940
Avnet, Inc. ......................... 488,589 23,496,245
Cognex Corp. ....................... 576,301 17,191,059
Crane NXT Co. ...................... 166,116 8,538,362
Flex Ltd.
(b)
.......................... 2,161,426 71,499,972
IPG Photonics Corp.
(a) (b)
................ 148,495 9,375,974
Littelfuse, Inc. ....................... 140,067 27,556,782
Novanta, Inc.
(b)
...................... 78,871 10,085,235
TD SYNNEX Corp. .................... 425,062 44,189,446
Vontier Corp. ........................ 485,507 15,948,905
258,451,920
Energy Equipment & Services — 0.8%
ChampionX Corp. .................... 644,439 19,204,282
NOV, Inc. .......................... 2,148,885 32,706,030
Weatherford International plc ............. 213,239 11,418,948
63,329,260
Entertainment — 0.2%
Warner Music Group Corp. , Class A ........ 426,828 13,381,058
Financial Services — 1.4%
Essent Group Ltd. .................... 592,483 34,198,119
Euronet Worldwide, Inc.
(b)
............... 95,317 10,184,621
MGIC Investment Corp. ................ 730,411 18,099,585
Voya Financial, Inc. ................... 259,998 17,617,465
Western Union Co. (The) ............... 1,840,956 19,477,314
WEX, Inc.
(a) (b)
........................ 58,803 9,233,247
108,810,351
Food Products — 1.3%
Darling Ingredients, Inc.
(a) (b)
.............. 897,759 28,045,991
Flowers Foods, Inc. ................... 1,106,597 21,036,409
Ingredion, Inc. ....................... 207,532 28,060,402
Lancaster Colony Corp. ................ 55,414 9,697,450
Security
Shares
Shares Value
Food Products (continued)
Post Holdings, Inc.
(a) (b)
.................. 113,325 $ 13,186,497
100,026,749
Gas Utilities — 2.4%
National Fuel Gas Co. ................. 510,885 40,456,983
New Jersey Resources Corp. ............. 566,121 27,773,896
ONE Gas, Inc. ....................... 319,944 24,184,567
Southwest Gas Holdings, Inc. ............ 340,302 24,433,684
Spire, Inc. .......................... 329,420 25,777,115
UGI Corp. .......................... 1,211,952 40,079,253
182,705,498
Ground Transportation — 1.7%
Avis Budget Group, Inc.
(b)
............... 95,181 7,224,238
Knight-Swift Transportation Holdings, Inc. .... 913,383 39,723,027
Landstar System, Inc. .................. 199,319 29,937,714
Ryder System, Inc. .................... 111,341 16,011,949
XPO, Inc.
(a) (b)
........................ 337,351 36,292,220
129,189,148
Health Care Equipment & Supplies — 0.9%
Dentsply Sirona, Inc. .................. 1,119,002 16,717,890
Envista Holdings Corp.
(b)
................ 969,318 16,730,429
Haemonetics Corp.
(b)
.................. 119,004 7,562,704
LivaNova plc
(b)
....................... 180,853 7,103,906
Penumbra, Inc.
(a) (b)
.................... 75,900 20,296,419
68,411,348
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.
(a) (b)
............ 522,882 15,853,782
Amedisys, Inc.
(b)
..................... 184,379 17,079,027
Chemed Corp. ....................... 45,683 28,109,664
Encompass Health Corp. ............... 164,476 16,658,129
Option Care Health, Inc.
(b)
............... 960,203 33,559,095
Tenet Healthcare Corp.
(b)
................ 209,367 28,159,861
139,419,558
Health Care REITs — 1.2%
Healthcare Realty Trust, Inc. , Class A ....... 1,999,532 33,792,091
Omega Healthcare Investors, Inc. .......... 954,056 36,330,453
Sabra Health Care REIT, Inc. ............. 1,336,205 23,343,501
93,466,045
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. .............. 594,332 6,347,466
Hotels, Restaurants & Leisure — 1.4%
Aramark ........................... 1,495,694 51,631,357
Boyd Gaming Corp. ................... 145,547 9,581,359
Cava Group, Inc.
(a) (b)
................... 101,530 8,773,207
Marriott Vacations Worldwide Corp. ......... 180,798 11,614,464
Vail Resorts, Inc. ..................... 99,056 15,850,941
Wendy's Co. (The) .................... 530,877 7,766,730
105,218,058
Household Durables — 1.3%
KB Home .......................... 188,694 10,966,895
Somnigroup International, Inc. ............ 442,677 26,507,499
Taylor Morrison Home Corp.
(b)
............ 583,812 35,052,073
Whirlpool Corp. ...................... 312,618 28,176,260
100,702,727
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.
(a)
.............. 177,945 12,593,168
Industrial REITs — 1.7%
EastGroup Properties, Inc. .............. 155,394 27,372,653
First Industrial Realty Trust, Inc. ........... 344,265 18,576,539

Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc. ............ 1,283,801 $ 50,260,809
STAG Industrial, Inc. .................. 1,052,579 38,019,154
134,229,155
Insurance — 6.4%
American Financial Group, Inc. ........... 228,265 29,980,325
Brighthouse Financial, Inc.
(b)
............. 330,778 19,181,816
CNO Financial Group, Inc. ............... 573,735 23,896,063
Fidelity National Financial, Inc. , Class A ...... 1,466,649 95,449,517
First American Financial Corp. ............ 581,137 38,140,021
Hanover Insurance Group, Inc. (The) ....... 203,294 35,362,991
Kemper Corp. ....................... 339,283 22,681,069
Old Republic International Corp. ........... 1,316,098 51,617,364
Reinsurance Group of America, Inc. ........ 371,643 73,176,507
Selective Insurance Group, Inc. ........... 343,136 31,410,669
Unum Group ........................ 914,592 74,502,664
495,399,006
Interactive Media & Services — 0.2%
ZoomInfo Technologies, Inc.
(a) (b)
........... 1,527,040 15,270,400
IT Services — 0.4%
(a)(b)
ASGN, Inc. ......................... 248,810 15,680,006
Kyndryl Holdings, Inc. .................. 578,798 18,174,257
33,854,263
Leisure Products — 1.0%
Brunswick Corp. ..................... 372,874 20,079,265
Mattel, Inc.
(a) (b)
....................... 1,900,753 36,931,631
Polaris, Inc. ......................... 295,105 12,081,599
YETI Holdings, Inc.
(a) (b)
................. 276,946 9,166,912
78,259,407
Life Sciences Tools & Services — 2.1%
Avantor, Inc.
(a) (b)
...................... 3,841,581 62,272,028
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 108,805 26,500,546
Bruker Corp. ........................ 338,223 14,117,428
Illumina, Inc.
(b)
....................... 428,970 34,034,480
Repligen Corp.
(a) (b)
.................... 170,134 21,647,850
Sotera Health Co.
(a) (b)
.................. 467,609 5,452,321
164,024,653
Machinery — 5.0%
AGCO Corp. ........................ 349,597 32,362,194
CNH Industrial NV .................... 4,932,639 60,572,807
Crane Co. .......................... 128,715 19,716,564
Donaldson Co., Inc. ................... 289,083 19,385,906
Flowserve Corp. ..................... 221,861 10,835,691
Graco, Inc. ......................... 485,843 40,572,749
ITT, Inc. ........................... 133,490 17,241,568
Lincoln Electric Holdings, Inc. ............ 136,997 25,914,353
Middleby Corp. (The)
(a) (b)
................ 303,494 46,125,018
Oshkosh Corp. ...................... 367,090 34,535,827
Terex Corp. ......................... 375,775 14,196,779
Timken Co. (The) ..................... 360,242 25,890,593
Toro Co. (The) ....................... 329,589 23,977,600
Watts Water Technologies, Inc. , Class A ...... 75,483 15,392,493
386,720,142
Media — 0.8%
EchoStar Corp. , Class A
(b)
............... 346,879 8,873,165
New York Times Co. (The) , Class A ......... 422,536 20,957,786
Nexstar Media Group, Inc. ............... 164,584 29,496,744
59,327,695
Metals & Mining — 3.5%
Alcoa Corp. ......................... 1,457,611 44,457,136
Cleveland-Cliffs, Inc.
(a) (b)
................ 2,733,947 22,473,044
Security
Shares
Shares Value
Metals & Mining (continued)
Commercial Metals Co. ................. 641,391 $ 29,510,400
Reliance, Inc. ....................... 305,339 88,166,636
Royal Gold, Inc. ...................... 204,082 33,369,448
United States Steel Corp. ............... 1,270,390 53,686,681
271,663,345
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Annaly Capital Management, Inc. .......... 3,263,033 66,272,200
Starwood Property Trust, Inc. ............. 1,807,104 35,726,446
101,998,646
Multi-Utilities — 0.6%
Black Hills Corp. ..................... 404,427 24,528,498
Northwestern Energy Group, Inc. .......... 345,230 19,978,460
44,506,958
Office REITs — 0.8%
COPT Defense Properties ............... 304,340 8,299,352
Cousins Properties, Inc. ................ 946,421 27,919,420
Kilroy Realty Corp. .................... 598,528 19,607,777
Vornado Realty Trust .................. 252,374 9,335,314
65,161,863
Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp. ................ 942,984 16,973,712
Antero Resources Corp.
(b)
............... 1,650,305 66,738,334
Chord Energy Corp. ................... 344,889 38,875,888
Civitas Resources, Inc. ................. 499,848 17,439,697
HF Sinclair Corp. ..................... 902,605 29,677,652
Matador Resources Co. ................ 235,161 12,014,376
Murphy Oil Corp. ..................... 774,429 21,993,784
Ovintiv, Inc. ......................... 1,468,720 62,861,216
PBF Energy, Inc. , Class A ............... 551,778 10,533,442
Range Resources Corp. ................ 735,496 29,368,355
306,476,456
Personal Care Products — 0.5%
(b)
BellRing Brands, Inc. .................. 391,004 29,114,158
Coty, Inc. , Class A .................... 2,061,694 11,277,466
40,391,624
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc
(a) (b)
............. 341,081 42,345,206
Perrigo Co. plc ...................... 770,721 21,611,017
63,956,223
Professional Services — 2.7%
CACI International, Inc. , Class A
(a) (b)
........ 50,491 18,526,158
Concentrix Corp. ..................... 262,113 14,583,967
Exponent, Inc. ....................... 114,307 9,265,725
FTI Consulting, Inc.
(b)
.................. 199,318 32,704,097
Genpact Ltd. ........................ 426,679 21,496,088
Insperity, Inc. ........................ 199,969 17,843,234
KBR, Inc. .......................... 436,549 21,744,506
ManpowerGroup, Inc. .................. 264,211 15,292,533
Maximus, Inc. ....................... 319,742 21,803,207
Science Applications International Corp. ..... 275,787 30,962,607
204,222,122
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.
(b)
............... 125,834 31,195,507
Residential REITs — 1.2%
American Homes 4 Rent , Class A .......... 1,109,662 41,956,320
Equity LifeStyle Properties, Inc. ........... 538,961 35,948,699
Independence Realty Trust, Inc. ........... 518,953 11,017,372
88,922,391

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs — 1.4%
Agree Realty Corp. ................... 356,478 $ 27,516,537
Brixmor Property Group, Inc. ............. 795,132 21,110,755
Kite Realty Group Trust ................. 704,844 15,767,360
NNN REIT, Inc. ...................... 1,058,154 45,130,268
109,524,920
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.
(b)
............. 456,273 11,466,140
Amkor Technology, Inc. ................. 638,654 11,534,091
Cirrus Logic, Inc.
(b)
.................... 116,673 11,627,048
Entegris, Inc.
(a)
...................... 409,268 35,802,765
Lattice Semiconductor Corp.
(b)
............ 397,501 20,848,927
MKS Instruments, Inc.
(a)
................ 224,459 17,990,389
Onto Innovation, Inc.
(b)
................. 122,969 14,921,058
Power Integrations, Inc.
(a)
............... 211,519 10,681,710
Silicon Laboratories, Inc.
(a) (b)
.............. 104,150 11,724,166
Synaptics, Inc.
(b)
..................... 221,804 14,133,351
Universal Display Corp. ................ 134,185 18,716,124
179,445,769
Software — 1.1%
BILL Holdings, Inc.
(a) (b)
.................. 528,789 24,266,127
Blackbaud, Inc.
(b)
..................... 109,198 6,775,736
Dolby Laboratories, Inc. , Class A .......... 345,511 27,747,988
Dropbox, Inc. , Class A
(a) (b)
............... 478,065 12,769,116
Qualys, Inc.
(b)
....................... 86,518 10,895,212
82,454,179
Specialized REITs — 2.0%
CubeSmart ......................... 587,438 25,089,477
EPR Properties ...................... 427,801 22,506,611
Gaming & Leisure Properties, Inc. ......... 882,411 44,914,720
Lamar Advertising Co. , Class A ........... 183,833 20,916,519
PotlatchDeltic Corp. ................... 405,318 18,287,948
Rayonier, Inc. ....................... 791,049 22,054,446
153,769,721
Specialty Retail — 3.1%
AutoNation, Inc.
(a) (b)
................... 145,296 23,526,328
Bath & Body Works, Inc. ................ 599,887 18,188,574
Dick's Sporting Goods, Inc. .............. 130,775 26,359,009
Five Below, Inc.
(a) (b)
.................... 310,716 23,280,396
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 266,547 21,449,037
GameStop Corp. , Class A
(a) (b)
............. 1,281,758 28,608,839
Gap, Inc. (The) ...................... 1,256,284 25,892,013
Lithia Motors, Inc. , Class A .............. 150,283 44,114,072
Penske Automotive Group, Inc. ........... 105,783 15,230,637
RH
(b)
............................. 42,413 9,942,031
236,590,936
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.
(a) (b)
................. 667,516 13,170,091
Columbia Sportswear Co. ............... 180,308 13,647,512
PVH Corp. ......................... 314,354 20,319,843
Skechers USA, Inc. , Class A
(a) (b)
........... 742,433 42,155,346
Under Armour, Inc. , Class A
(a) (b)
........... 1,065,967 6,662,294
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 723,825 4,306,758
VF Corp. .......................... 1,868,958 29,006,228
129,268,072
Trading Companies & Distributors — 1.7%
Core & Main, Inc. , Class A
(a) (b)
............ 407,803 19,700,963
GATX Corp. ........................ 76,027 11,804,712
MSC Industrial Direct Co., Inc. , Class A ...... 251,555 19,538,277
Watsco, Inc. ........................ 74,673 37,956,286
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WESCO International, Inc. ............... 250,525 $ 38,906,532
127,906,770
Water Utilities — 0.7%
Essential Utilities, Inc. .................. 1,425,379 56,345,232
Total Long-Term Investments — 99 .7%
(Cost: $ 7,664,065,739 ) ............................ 7,667,341,338
Short-Term Securities
Money Market Funds — 3.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 250,203,028 250,328,130
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 24,010,298 24,010,298
Total Short-Term Securities — 3 .6%
(Cost: $ 274,214,614 ) .............................. 274,338,428
Total Investments — 103 .3%
(Cost: $ 7,938,280,353 ) ............................ 7,941,679,766
Liabilities in Excess of Other Assets — (3.3) % ............. (253,885,274)
Net Assets — 100.0% ...............................
$ 7,687,794,492
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
15
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 253,554,253 $ — $ (3,215,452)
(a)
$ 12,854 $ (23,525) $ 250,328,130 250,203,028 $ 731,417
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 52,737,987 — (28,727,689)
(a)
— — 24,010,298 24,010,298 1,271,418 —
$ 12,854 $ (23,525) $ 274,338,428 $ 2,002,835 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 56 06/20/25 $ 16,456 $ 312,384
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/18/26 $ 531,318 $ (5,179)
(c)
$ 532,303 0 .0%
Monthly HSBC Bank plc
(d)
02/09/28 1,269,865 66,306
(e)
1,334,820 0 .0
Monthly
JPMorgan Chase
Bank NA
(f)
04/09/25 1,257,484 (54,974)
(g)
1,201,554 0 .0
$ 6,153 $ 3,068,677
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(6,164) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $1,351 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $956 of net dividends and financing fees.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
16
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 18, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Cadence Bank ........... 15,922 $ 483,392 90 .8%
Financial Services
Western Union Co. (The) .... 4,623 48,911 9 .2
Total Reference Entity — Long ............ 532,303
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 532,303
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Cadence Bank ........... 9,743 $ 295,798 22 .2
Insurance
Unum Group ............ 12,755 1,039,022 77 .8
Total Reference Entity — Long ............ 1,334,820
Net Value of Reference Entity — HSBC Bank plc $ 1,334,820
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date April 9, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Cadence Bank ........... 18,780 $ 570,161 47 .5
Financial Services
Western Union Co. (The) .... 59,678 631,393 52 .5
Total Reference Entity — Long ............ 1,201,554
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 1,201,554
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 66,306 $ (60,153)

Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
17
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 312,384 $ — $ — $ — $ 312,384
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 66,306 — — — 66,306
$ — $ — $ 378,690 $ — $ — $ — $ 378,690
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 60,153 — — — 60,153
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (608,864) $ — $ — $ — $ (608,864)
Swaps .............................. — — 5,987,288 — — — 5,987,288
$ — $ — $ 5,378,424 $ — $ — $ — $ 5,378,424
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (251,020) $ — $ — $ — $ (251,020)
Swaps .............................. — — (3,771,498) — — — (3,771,498)
$ — $ — $ (4,022,518) $ — $ — $ — $ (4,022,518)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 27,399,825
Total return swaps
Average notional value ............................................................................................... $ 9,007,264
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 50,454 $ —
Swaps — OTC
(a)
..................................................................................... 66,306 60,153
Total d erivative assets and liabilities in the
Statements
of Assets and Liabilities ...........................................
$ 116,760 $ 60,153
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(50,454) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 66,306 $ 60,153
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
18
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
(b)
HSBC Bank plc ................................. $ 66,306 $ — $ — $ — $ 66,306
$ 66,306 $ — $ — $ — $ 66,306
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Pledged Cash Collateral Pledged
Net Amount of
Derivative Liabilities
Goldman Sachs Bank USA ......................... $ 5,179 $ — $ — $ — $ 5,179
JPMorgan Chase Bank NA ......................... 54,974 — — — 54,974
$ 60,153 $ — $ — $ — $ 60,153
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,667,341,338 $ — $ — $ 7,667,341,338
Short-Term Securities
Money Market Funds ...................................... 274,338,428 — — 274,338,428
$ 7,941,679,766 $ — $ — $ 7,941,679,766
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 312,384 $ 66,306 $ — $ 378,690
Liabilities
Equity contracts ........................................... — (60,153) — (60,153)
$ 312,384 $ 6,153 $ — $ 318,537
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
AeroVironment, Inc.
(a) (b)
................. 255,219 $ 30,419,553
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 808,263 23,997,328
Moog, Inc. , Class A ................... 258,276 44,772,145
Triumph Group, Inc.
(b)
.................. 423,534 10,732,351
109,921,377
Air Freight & Logistics — 0.0%
Forward Air Corp.
(b)
................... 71,618 1,438,806
Automobile Components — 1.0%
Dorman Products, Inc.
(a) (b)
............... 247,552 29,839,918
Patrick Industries, Inc. ................. 147,198 12,447,063
Phinia, Inc. ......................... 189,338 8,033,611
XPEL, Inc.
(a) (b) (c)
...................... 207,262 6,089,358
56,409,950
Banks — 6.8%
Ameris Bancorp ...................... 281,633 16,213,612
Axos Financial, Inc.
(b)
.................. 493,907 31,866,880
BancFirst Corp. ...................... 181,399 19,930,308
Bancorp, Inc. (The)
(a) (b)
................. 433,560 22,909,310
Bank of Hawaii Corp. .................. 163,767 11,295,010
BankUnited, Inc. ..................... 306,179 10,544,805
Banner Corp. ....................... 156,633 9,988,486
Cathay General Bancorp ................ 322,546 13,879,154
Central Pacific Financial Corp. ............ 143,879 3,890,488
City Holding Co. ..................... 133,348 15,664,390
Community Financial System, Inc. ......... 307,073 17,460,171
CVB Financial Corp. ................... 490,079 9,046,858
FB Financial Corp. .................... 143,775 6,665,409
First Bancorp ....................... 905,168 17,352,071
First Commonwealth Financial Corp. ........ 434,155 6,746,769
First Financial Bancorp ................. 407,829 10,187,568
First Hawaiian, Inc. ................... 494,483 12,085,164
Fulton Financial Corp. .................. 731,351 13,230,140
Lakeland Financial Corp. ................ 126,036 7,491,580
National Bank Holdings Corp. , Class A ...... 155,734 5,959,940
NBT Bancorp, Inc. .................... 188,961 8,106,427
OFG Bancorp ....................... 246,531 9,866,171
Park National Corp. ................... 87,609 13,264,003
Pathward Financial, Inc. ................ 216,675 15,806,441
Preferred Bank ...................... 111,452 9,324,074
S&T Bancorp, Inc. .................... 184,607 6,839,689
ServisFirst Bancshares, Inc. ............. 457,378 37,779,423
Tompkins Financial Corp. ............... 46,123 2,904,826
Triumph Financial, Inc.
(a) (b)
............... 122,124 7,058,767
Westamerica Bancorp ................. 133,620 6,765,181
WSFS Financial Corp. ................. 245,172 12,717,072
392,840,187
Beverages — 0.1%
National Beverage Corp. ................ 110,650 4,596,401
Biotechnology — 4.6%
(b)
ACADIA Pharmaceuticals, Inc. ............ 775,337 12,878,348
ADMA Biologics, Inc.
(a)
................. 2,153,937 42,734,110
Alkermes plc
(a)
....................... 948,319 31,313,493
Arcus Biosciences, Inc. ................. 611,020 4,796,507
Arrowhead Pharmaceuticals, Inc.
(a)
......... 447,332 5,699,010
Catalyst Pharmaceuticals, Inc. ............ 1,022,229 24,789,053
Dynavax Technologies Corp.
(a)
............ 458,057 5,940,999
Krystal Biotech, Inc.
(a)
.................. 230,620 41,580,786
Protagonist Therapeutics, Inc.
(a)
........... 543,312 26,274,568
TG Therapeutics, Inc.
(a)
................. 1,216,186 47,954,214
Vericel Corp.
(a)
....................... 448,967 20,032,908
Security
Shares
Shares Value
Biotechnology (continued)
Xencor, Inc. ........................ 268,180 $ 2,853,435
266,847,431
Broadline Retail — 0.4%
Etsy, Inc.
(b)
......................... 502,689 23,716,867
Building Products — 3.5%
Apogee Enterprises, Inc. ................ 200,252 9,277,675
Armstrong World Industries, Inc. ........... 397,182 55,955,000
AZZ, Inc. .......................... 272,511 22,784,645
CSW Industrials, Inc. .................. 152,960 44,590,899
Griffon Corp. ........................ 359,742 25,721,553
Zurn Elkay Water Solutions Corp. .......... 1,301,563 42,925,548
201,255,320
Capital Markets — 3.7%
Acadian Asset Management, Inc. .......... 255,234 6,600,351
Artisan Partners Asset Management, Inc. , Class
A ............................. 306,192 11,972,107
BGC Group, Inc. , Class A ............... 1,853,970 17,000,905
Cohen & Steers, Inc. .................. 244,538 19,624,174
Donnelley Financial Solutions, Inc.
(a) (b)
....... 101,034 4,416,196
Moelis & Co. , Class A .................. 268,568 15,673,628
Piper Sandler Cos. .................... 146,748 36,343,610
PJT Partners, Inc. , Class A
(a)
............. 216,097 29,795,454
StepStone Group, Inc. , Class A ........... 342,142 17,870,077
StoneX Group, Inc.
(a) (b)
................. 206,813 15,796,377
Virtu Financial, Inc. , Class A .............. 736,539 28,076,867
Virtus Investment Partners, Inc. ........... 23,449 4,041,670
WisdomTree, Inc. ..................... 1,041,774 9,292,624
216,504,040
Chemicals — 2.1%
Balchem Corp. ...................... 296,197 49,168,702
Element Solutions, Inc. ................. 934,603 21,131,374
Hawkins, Inc.
(a)
...................... 173,702 18,398,516
Ingevity Corp.
(b)
...................... 168,807 6,683,069
Innospec, Inc. ....................... 113,920 10,793,920
Sensient Technologies Corp. ............. 204,093 15,190,642
121,366,223
Commercial Services & Supplies — 2.3%
Brady Corp. , Class A, NVS .............. 258,155 18,236,069
CoreCivic, Inc.
(b)
..................... 529,634 10,746,274
GEO Group, Inc. (The)
(b)
................ 1,239,921 36,218,092
HNI Corp. .......................... 226,848 10,060,709
Interface, Inc.
(a)
...................... 532,330 10,561,427
Liquidity Services, Inc.
(a) (b)
............... 206,104 6,391,285
OPENLANE, Inc.
(a) (b)
................... 974,767 18,793,508
Pitney Bowes, Inc. .................... 532,758 4,821,460
Pursuit Attractions & Hospitality, Inc.
(b)
....... 193,896 6,861,980
UniFirst Corp. ....................... 61,508 10,702,392
133,393,196
Communications Equipment — 0.6%
(b)
Calix, Inc. .......................... 215,724 7,645,259
Digi International, Inc.
(a)
................. 198,027 5,511,091
Extreme Networks, Inc. ................. 579,953 7,672,778
Harmonic, Inc. ....................... 542,811 5,205,557
Viavi Solutions, Inc.
(a)
.................. 870,651 9,742,585
35,777,270
Construction & Engineering — 2.4%
Arcosa, Inc. ........................ 284,757 21,960,460
Dycom Industries, Inc.
(b)
................ 265,829 40,496,390
Everus Construction Group, Inc.
(a) (b)
........ 222,788 8,263,207
Granite Construction, Inc. ............... 395,891 29,850,181

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
MYR Group, Inc.
(b)
.................... 83,476 $ 9,440,301
WillScot Holdings Corp. ................ 1,044,073 29,025,229
139,035,768
Consumer Finance — 0.6%
Enova International, Inc.
(b)
............... 234,753 22,667,750
PROG Holdings, Inc. .................. 379,442 10,093,157
32,760,907
Consumer Staples Distribution & Retail — 0.3%
Chefs' Warehouse, Inc. (The)
(b)
........... 319,814 17,417,070
Containers & Packaging — 0.2%
Sealed Air Corp. ..................... 491,568 14,206,315
Diversified Consumer Services — 2.1%
Adtalem Global Education, Inc.
(b)
.......... 339,568 34,174,123
Frontdoor, Inc.
(b)
...................... 691,306 26,559,977
Mister Car Wash, Inc.
(a) (b)
................ 403,438 3,183,126
Perdoceo Education Corp. ............... 298,058 7,505,100
Stride, Inc.
(a) (b)
....................... 389,742 49,302,363
120,724,689
Diversified REITs — 1.1%
American Assets Trust, Inc. .............. 252,378 5,082,893
Armada Hoffler Properties, Inc. ........... 463,207 3,478,685
Essential Properties Realty Trust, Inc. ....... 1,710,163 55,819,720
64,381,298
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc. ...... 385,062 23,608,151
Lumen Technologies, Inc.
(b)
.............. 4,707,744 18,454,357
42,062,508
Electric Utilities — 0.6%
MGE Energy, Inc. ..................... 204,198 18,982,246
Otter Tail Corp. ...................... 171,864 13,812,710
32,794,956
Electrical Equipment — 0.3%
(a)
Powell Industries, Inc. .................. 85,736 14,603,413
Vicor Corp.
(b)
........................ 117,168 5,481,119
20,084,532
Electronic Equipment, Instruments & Components — 3.7%
Advanced Energy Industries, Inc.
(a)
......... 167,911 16,003,598
Arlo Technologies, Inc.
(b)
................ 522,330 5,155,397
Badger Meter, Inc. .................... 268,026 50,991,947
Benchmark Electronics, Inc. ............. 183,961 6,996,037
CTS Corp. ......................... 164,075 6,817,316
ePlus, Inc.
(a) (b)
....................... 112,612 6,872,710
Itron, Inc.
(b)
......................... 410,845 43,040,122
OSI Systems, Inc.
(a) (b)
.................. 142,324 27,659,246
Plexus Corp.
(b)
....................... 167,753 21,494,192
Sanmina Corp.
(a) (b)
.................... 237,191 18,069,210
TTM Technologies, Inc.
(b)
................ 484,016 9,927,168
213,026,943
Energy Equipment & Services — 2.7%
Archrock, Inc. ....................... 1,596,025 41,879,696
Atlas Energy Solutions, Inc. .............. 655,455 11,693,317
Cactus, Inc. , Class A .................. 607,612 27,846,858
Core Laboratories, Inc.
(a)
................ 203,992 3,057,840
Helix Energy Solutions Group, Inc.
(b)
........ 745,094 6,191,731
Helmerich & Payne, Inc. ................ 525,213 13,718,564
Liberty Energy, Inc. , Class A ............. 810,085 12,823,646
Oceaneering International, Inc.
(a) (b)
......... 921,956 20,107,860
RPC, Inc. .......................... 385,975 2,122,862
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Tidewater, Inc.
(a) (b)
.................... 439,262 $ 18,567,605
158,009,979
Entertainment — 0.9%
Cinemark Holdings, Inc. ................ 973,646 24,234,049
Madison Square Garden Sports Corp.
(b)
...... 152,686 29,731,018
53,965,067
Financial Services — 1.7%
EVERTEC, Inc. ...................... 377,390 13,876,630
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 585,974 17,133,880
NCR Atleos Corp.
(a) (b)
.................. 291,303 7,684,573
NMI Holdings, Inc. , Class A
(b)
............. 715,310 25,786,925
Payoneer Global, Inc.
(b)
................. 2,330,499 17,035,948
Radian Group, Inc. .................... 595,581 19,695,864
101,213,820
Food Products — 1.8%
Cal-Maine Foods, Inc. .................. 370,878 33,712,810
Freshpet, Inc.
(b)
...................... 442,299 36,786,008
J & J Snack Foods Corp. ................ 78,067 10,282,985
Simply Good Foods Co. (The)
(b)
........... 384,693 13,268,062
Tootsie Roll Industries, Inc. .............. 89,002 2,801,783
WK Kellogg Co. ...................... 374,426 7,462,310
104,313,958
Gas Utilities — 0.3%
Chesapeake Utilities Corp. .............. 118,531 15,222,936
Ground Transportation — 0.2%
RXO, Inc.
(a) (b)
........................ 604,467 11,545,320
Health Care Equipment & Supplies — 5.0%
Artivion, Inc.
(b)
....................... 344,781 8,474,717
Glaukos Corp.
(b)
...................... 502,433 49,449,456
ICU Medical, Inc.
(a) (b)
................... 223,110 30,981,054
Inspire Medical Systems, Inc.
(a) (b)
.......... 270,374 43,065,171
Integer Holdings Corp.
(a) (b)
............... 305,702 36,075,893
LeMaitre Vascular, Inc. ................. 186,022 15,607,246
Merit Medical Systems, Inc.
(a) (b)
............ 531,014 56,133,490
STAAR Surgical Co.
(a) (b)
................. 256,190 4,516,630
Tandem Diabetes Care, Inc.
(b)
............ 599,609 11,488,508
TransMedics Group, Inc.
(a) (b)
.............. 305,285 20,539,575
UFP Technologies, Inc.
(a) (b)
............... 66,558 13,425,414
289,757,154
Health Care Providers & Services — 2.2%
Addus HomeCare Corp.
(a) (b)
.............. 101,454 10,032,786
Astrana Health, Inc.
(a) (b)
................. 379,472 11,767,427
Concentra Group Holdings Parent, Inc. ...... 402,855 8,741,953
CorVel Corp.
(a) (b)
...................... 248,200 27,790,954
National HealthCare Corp. ............... 72,247 6,704,522
NeoGenomics, Inc.
(a) (b)
................. 525,922 4,991,000
Privia Health Group, Inc.
(b)
............... 647,353 14,533,075
Progyny, Inc.
(b)
....................... 337,684 7,543,861
RadNet, Inc.
(a) (b)
...................... 593,757 29,521,598
US Physical Therapy, Inc. ............... 67,457 4,881,188
126,508,364
Health Care REITs — 0.6%
CareTrust REIT, Inc. ................... 837,636 23,939,637
LTC Properties, Inc. ................... 194,092 6,880,561
Universal Health Realty Income Trust ....... 58,763 2,406,933
33,227,131

Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology — 0.2%
HealthStream, Inc. .................... 126,383 $ 4,067,005
Schrodinger, Inc.
(a) (b)
................... 267,258 5,275,673
Simulations Plus, Inc. .................. 80,603 1,976,385
11,319,063
Hotel & Resort REITs — 2.0%
Apple Hospitality REIT, Inc. .............. 997,771 12,881,224
DiamondRock Hospitality Co. ............. 1,887,131 14,568,651
Pebblebrook Hotel Trust ................ 544,806 5,518,885
Ryman Hospitality Properties, Inc. ......... 545,768 49,905,026
Summit Hotel Properties, Inc. ............. 479,591 2,594,587
Sunstone Hotel Investors, Inc. ............ 1,827,423 17,196,050
Xenia Hotels & Resorts, Inc. ............. 929,473 10,930,603
113,595,026
Hotels, Restaurants & Leisure — 2.8%
Brinker International, Inc.
(a) (b)
............. 404,632 60,310,400
Cheesecake Factory, Inc. (The) ........... 282,812 13,761,632
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 280,183 4,922,815
Monarch Casino & Resort, Inc. ............ 115,904 9,011,536
Sabre Corp.
(a) (b)
...................... 3,522,653 9,898,655
Shake Shack, Inc. , Class A
(a) (b)
............ 364,791 32,163,622
Six Flags Entertainment Corp.
(a)
........... 849,901 30,315,969
160,384,629
Household Durables — 2.9%
Cavco Industries, Inc.
(b)
................. 73,087 37,978,198
Champion Homes, Inc.
(a) (b)
............... 480,112 45,495,413
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 249,133 5,620,440
Green Brick Partners, Inc.
(b)
.............. 279,203 16,280,327
Installed Building Products, Inc. ........... 211,628 36,285,737
M/I Homes, Inc.
(b)
..................... 131,076 14,966,258
TRI Pointe Homes, Inc.
(b)
................ 435,585 13,903,873
170,530,246
Household Products — 0.4%
Energizer Holdings, Inc. ................ 251,049 7,511,386
WD-40 Co. ......................... 75,462 18,412,728
25,924,114
Industrial REITs — 0.6%
Innovative Industrial Properties, Inc. ........ 175,897 9,514,269
Terreno Realty Corp. .................. 445,722 28,178,545
37,692,814
Insurance — 2.1%
AMERISAFE, Inc. .................... 77,553 4,075,410
Assured Guaranty Ltd. ................. 213,867 18,841,683
Employers Holdings, Inc. ................ 116,188 5,883,760
Goosehead Insurance, Inc. , Class A ........ 222,382 26,254,419
HCI Group, Inc. ...................... 77,212 11,522,347
Mercury General Corp. ................. 242,554 13,558,769
Palomar Holdings, Inc.
(b)
................ 241,530 33,108,932
Trupanion, Inc.
(a) (b)
.................... 303,992 11,329,782
124,575,102
Interactive Media & Services — 1.0%
(b)
Cargurus, Inc. , Class A ................. 801,915 23,359,784
Cars.com, Inc. ....................... 238,507 2,687,974
QuinStreet, Inc. ...................... 513,914 9,168,226
TripAdvisor, Inc. ...................... 671,265 9,511,825
Yelp, Inc.
(a)
......................... 330,397 12,234,601
56,962,410
Security
Shares
Shares Value
IT Services — 0.4%
(a)(b)
DigitalOcean Holdings, Inc. .............. 579,192 $ 19,339,221
Grid Dynamics Holdings, Inc. , Class A ....... 369,974 5,790,093
25,129,314
Leisure Products — 0.2%
Acushnet Holdings Corp. ................ 139,826 9,600,453
Life Sciences Tools & Services — 0.3%
Azenta, Inc.
(a) (b)
...................... 203,331 7,043,386
BioLife Solutions, Inc.
(a) (b)
................ 330,743 7,554,170
Mesa Laboratories, Inc. ................ 32,990 3,914,593
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
...... 76,503 1
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
...... 76,503 1
18,512,151
Machinery — 6.6%
Alamo Group, Inc. .................... 41,461 7,388,765
Albany International Corp. , Class A ......... 142,817 9,860,086
Enerpac Tool Group Corp. , Class A
(a)
........ 495,869 22,244,683
Enpro, Inc.
(a)
........................ 118,787 19,218,549
ESCO Technologies, Inc. ............... 235,158 37,418,341
Federal Signal Corp. .................. 556,828 40,954,699
Franklin Electric Co., Inc. ............... 218,011 20,466,873
Gates Industrial Corp. plc
(b)
.............. 1,365,434 25,137,640
Greenbrier Cos., Inc. (The) .............. 285,109 14,603,283
JBT Marel Corp.
(a)
.................... 176,893 21,616,324
Kadant, Inc. ........................ 107,034 36,060,825
Lindsay Corp. ....................... 44,434 5,621,790
Mueller Water Products, Inc. , Class A ....... 1,426,955 36,273,196
SPX Technologies, Inc.
(b)
................ 422,388 54,395,127
Standex International Corp. .............. 70,347 11,353,302
Trinity Industries, Inc. .................. 749,466 21,030,016
383,643,499
Marine Transportation — 0.4%
Matson, Inc. ........................ 193,833 24,843,576
Media — 0.2%
John Wiley & Sons, Inc. , Class A .......... 220,060 9,805,874
TechTarget, Inc.
(a) (b)
................... 113,146 1,675,692
Thryv Holdings, Inc.
(a) (b)
................. 137,316 1,759,018
13,240,584
Metals & Mining — 0.9%
Alpha Metallurgical Resources, Inc.
(b)
....... 62,972 7,887,243
Century Aluminum Co.
(b)
................ 474,382 8,804,530
MP Materials Corp. , Class A
(a) (b)
........... 483,089 11,792,202
Warrior Met Coal, Inc. .................. 478,789 22,847,811
51,331,786
Multi-Utilities — 0.1%
Unitil Corp. ......................... 57,049 3,291,157
Office REITs — 1.0%
Douglas Emmett, Inc. .................. 787,638 12,602,208
Highwoods Properties, Inc. .............. 599,268 17,762,304
SL Green Realty Corp. ................. 445,946 25,731,084
56,095,596
Oil, Gas & Consumable Fuels — 2.1%
Comstock Resources, Inc.
(b)
.............. 422,149 8,586,511
Core Natural Resources, Inc.
(a)
............ 463,368 35,725,673
International Seaways, Inc. .............. 208,826 6,933,023
Magnolia Oil & Gas Corp. , Class A
(a)
........ 1,114,521 28,152,800
Northern Oil & Gas, Inc. ................ 905,310 27,367,521
SM Energy Co. ...................... 520,202 15,580,050
122,345,578

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.4%
Sylvamo Corp. ...................... 310,215 $ 20,806,120
Passenger Airlines — 0.5%
SkyWest, Inc.
(b)
...................... 367,547 32,112,581
Personal Care Products — 0.3%
Interparfums, Inc. ..................... 163,655 18,635,395
Pharmaceuticals — 3.2%
Amphastar Pharmaceuticals, Inc.
(b)
......... 216,328 6,271,349
ANI Pharmaceuticals, Inc.
(a) (b)
............. 150,789 10,095,323
Collegium Pharmaceutical, Inc.
(a) (b)
......... 293,003 8,746,140
Corcept Therapeutics, Inc.
(a) (b)
............ 849,713 97,054,219
Harmony Biosciences Holdings, Inc.
(a) (b)
...... 348,883 11,579,427
Innoviva, Inc.
(b)
...................... 275,459 4,994,072
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 94,950 9,983,043
Phibro Animal Health Corp. , Class A ........ 186,640 3,986,630
Prestige Consumer Healthcare, Inc.
(b)
....... 270,523 23,256,862
Supernus Pharmaceuticals, Inc.
(b)
.......... 255,735 8,375,321
184,342,386
Professional Services — 1.1%
CSG Systems International, Inc. ........... 128,070 7,744,393
Heidrick & Struggles International, Inc. ...... 99,875 4,277,646
Korn Ferry ......................... 291,808 19,793,337
Verra Mobility Corp. , Class A
(b)
............ 1,501,980 33,809,570
65,624,946
Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc. ............ 401,606 3,485,940
St. Joe Co. (The) ..................... 346,458 16,266,203
19,752,143
Residential REITs — 0.5%
Centerspace ........................ 84,342 5,461,145
Elme Communities .................... 473,150 8,232,810
NexPoint Residential Trust, Inc. ........... 201,693 7,972,924
Veris Residential, Inc. .................. 316,311 5,351,982
27,018,861
Retail REITs — 2.2%
Acadia Realty Trust ................... 750,729 15,727,773
Curbline Properties Corp. ............... 862,429 20,862,157
Getty Realty Corp. .................... 198,404 6,186,237
Macerich Co. (The) ................... 1,495,420 25,676,361
Phillips Edison & Co., Inc. ............... 500,996 18,281,344
Saul Centers, Inc. .................... 59,012 2,128,563
Tanger, Inc. ......................... 674,609 22,795,038
Urban Edge Properties ................. 686,939 13,051,841
Whitestone REIT ..................... 203,482 2,964,733
127,674,047
Semiconductors & Semiconductor Equipment — 1.9%
(b)
Alpha & Omega Semiconductor Ltd.
(a)
....... 105,516 2,623,128
Axcelis Technologies, Inc.
(a)
.............. 174,237 8,654,352
CEVA, Inc. ......................... 102,590 2,627,330
FormFactor, Inc. ..................... 318,382 9,007,027
Impinj, Inc.
(a)
........................ 210,264 19,070,945
PDF Solutions, Inc. ................... 283,317 5,414,188
Photronics, Inc.
(a)
..................... 242,861 5,041,794
Semtech Corp. ...................... 782,941 26,933,170
SiTime Corp.
(a)
....................... 174,267 26,640,196
SolarEdge Technologies, Inc.
(a)
............ 159,856 2,586,470
Wolfspeed, Inc.
(a)
..................... 566,038 1,732,076
110,330,676
Security
Shares
Shares Value
Software — 6.5%
A10 Networks, Inc. .................... 404,469 $ 6,609,024
ACI Worldwide, Inc.
(b)
.................. 955,785 52,290,997
Adeia, Inc. ......................... 367,929 4,864,021
Agilysys, Inc.
(a) (b)
..................... 204,859 14,860,472
Alarm.com Holdings, Inc.
(b)
.............. 269,663 15,006,746
BlackLine, Inc.
(a) (b)
.................... 472,957 22,900,578
Box, Inc. , Class A
(a) (b)
.................. 1,309,384 40,407,590
Cleanspark, Inc.
(a) (b)
................... 2,536,026 17,042,095
Clear Secure, Inc. , Class A .............. 857,374 22,214,560
DoubleVerify Holdings, Inc.
(a) (b)
............ 717,555 9,593,710
InterDigital, Inc. ...................... 234,025 48,384,669
LiveRamp Holdings, Inc.
(b)
............... 311,637 8,146,191
MARA Holdings, Inc.
(a) (b)
................ 3,092,466 35,563,359
N-able, Inc.
(b)
........................ 279,928 1,984,690
Progress Software Corp. ................ 394,500 20,320,695
Sprinklr, Inc. , Class A
(a) (b)
................ 387,431 3,235,049
SPS Commerce, Inc.
(a) (b)
................ 345,762 45,892,990
Teradata Corp.
(b)
..................... 304,675 6,849,094
376,166,530
Specialized REITs — 0.7%
Four Corners Property Trust, Inc. .......... 491,049 14,093,106
Outfront Media, Inc. ................... 1,253,160 20,226,002
Uniti Group, Inc. ..................... 1,045,510 5,269,371
39,588,479
Specialty Retail — 1.2%
Boot Barn Holdings, Inc.
(a) (b)
.............. 278,568 29,926,560
Buckle, Inc. (The) .................... 136,639 5,236,006
Group 1 Automotive, Inc.
(a)
............... 58,067 22,178,691
Urban Outfitters, Inc.
(b)
................. 231,135 12,111,474
69,452,731
Textiles, Apparel & Luxury Goods — 1.0%
Hanesbrands, Inc.
(b)
................... 1,701,147 9,815,618
Kontoor Brands, Inc. ................... 452,413 29,013,246
Steven Madden Ltd. ................... 434,708 11,580,621
Wolverine World Wide, Inc. .............. 494,171 6,873,919
57,283,404
Trading Companies & Distributors — 0.9%
DNOW, Inc.
(b)
....................... 549,735 9,389,474
DXP Enterprises, Inc.
(b)
................. 115,451 9,496,999
GMS, Inc.
(a) (b)
........................ 225,963 16,533,713
Rush Enterprises, Inc. , Class A ........... 352,628 18,833,861
54,254,047
Water Utilities — 0.3%
American States Water Co. .............. 172,471 13,570,018
Middlesex Water Co. .................. 80,901 5,185,754
18,755,772
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a) (b)
....................... 250,546 2,159,707
Total Long-Term Investments — 99 .6%
(Cost: $ 5,293,346,217 ) ............................ 5,787,300,706

Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(g)
................... 392,878,466 $ 393,074,906
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 20,421,688 20,421,688
Total Short-Term Securities — 7 .1%
(Cost: $ 413,252,562 ) .............................. 413,496,594
Total Investments — 106 .7%
(Cost: $ 5,706,598,779 ) ............................ 6,200,797,300
Liabilities in Excess of Other Assets — (6.7) % ............. (387,595,869)
Net Assets — 100.0% ...............................
$ 5,813,201,431
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 309,389,024 $ 83,686,912
(a)
$ — $ 7,691 $ (8,721) $ 393,074,906 392,878,466 $ 915,692
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 54,872,058 — (34,450,370)
(a)
— — 20,421,688 20,421,688 2,496,265 —
$ 7,691 $ (8,721) $ 413,496,594 $ 3,411,957 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 152 06/20/25 $ 15,406 $ 56,402

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
24
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 3,689,706 $ (87,944)
(c)
$ 3,581,132 0 .1%
Monthly HSBC Bank plc
(d)
02/09/28 1,768,852 (35,239)
(e)
1,727,505 0 .0
Monthly
JPMorgan Chase
Bank NA
(f)
05/09/25 4,140,588 (27,681)
(g)
4,094,286 0 .1
$ (150,864) $ 9,402,923
(b) (d) (f)
Range: 0-40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $20,630 of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $6,108 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $18,621 of net dividends and financing fees.

Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
25
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Bank of Hawaii Corp. ....... 1,825 $ 125,870 3 .5%
Capital Markets
Moelis & Co. , Class A ...... 59,206 3,455,262 96 .5
Total Reference Entity — Long ............ 3,581,132
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 3,581,132
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Ameris Bancorp .......... 1,300 $ 74,841 4 .3
Axos Financial, Inc. ........ 137 8,839 0 .5
Bancorp, Inc. (The) ........ 1,200 63,408 3 .7
Bank of Hawaii Corp. ....... 1,000 68,970 4 .0
BankUnited, Inc. .......... 3,938 135,625 7 .8
Banner Corp. ............ 990 63,132 3 .7
Cathay General Bancorp .... 1,813 78,013 4 .5
City Holding Co. .......... 600 70,482 4 .1
First Financial Bancorp ..... 751 18,760 1 .1
Fulton Financial Corp. ...... 4,823 87,248 5 .0
Pathward Financial, Inc. ..... 800 58,360 3 .4
WSFS Financial Corp. ...... 1,200 62,244 3 .6
789,922
Commercial Services &
Supplies
Pitney Bowes, Inc. ........ 6,136 55,531 3 .2
Containers & Packaging
Sealed Air Corp. .......... 25,713 743,106 43 .0
Financial Services
Payoneer Global, Inc. ...... 7,024 51,346 3 .0
Office REITs
Douglas Emmett, Inc. ...... 5,475 87,600 5 .1
Total Reference Entity — Long ............ 1,727,505
Net Value of Reference Entity — HSBC Bank plc $ 1,727,505
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date May 9, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Bancorp, Inc. (The) ........ 20 $ 1,057 0 .0%
BankUnited, Inc. .......... 3,228 111,172 2 .7
Banner Corp. ............ 2,369 151,071 3 .7
Central Pacific Financial Corp. 8,288 224,108 5 .5
Community Financial System,
Inc. ................. 833 47,364 1 .2
First Bancorp ............ 864 16,563 0 .4
Fulton Financial Corp. ...... 42,678 772,045 18 .9
Lakeland Financial Corp. .... 646 38,398 0 .9
1,361,778
Capital Markets
Moelis & Co. , Class A ...... 40 2,334 0 .1
Commercial Services &
Supplies
Pitney Bowes, Inc. ........ 137,501 1,244,384 30 .4
Insurance
Employers Holdings, Inc. .... 593 30,030 0 .7
Office REITs
Douglas Emmett, Inc. ...... 90,985 1,455,760 35 .5
Total Reference Entity — Long ............ 4,094,286
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 4,094,286

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
26
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ — $ (150,864)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 56,402 $ — $ — $ — $ 56,402
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 150,864 — — — 150,864
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (2,933,972) $ — $ — $ — $ (2,933,972)
Swaps .............................. — — 4,750,126 — — — 4,750,126
$ — $ — $ 1,816,154 $ — $ — $ — $ 1,816,154
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (220,931) $ — $ — $ — $ (220,931)
Swaps .............................. — — (3,153,353) — — — (3,153,353)
$ — $ — $ (3,374,284) $ — $ — $ — $ (3,374,284)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 16,411,178
Total return swaps
Average notional value ............................................................................................... $ 53,664,052

Schedule of Investments
(continued)
March 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
27
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 62,870
Swaps — OTC
(a)
..................................................................................... — 150,864
Total d erivative assets and liabilities in the
Statements
of Assets and Liabilities ...........................................
$ — $ 213,734
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (62,870)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 150,864
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund's derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Pledged Cash Collateral Pledged
Net Amount of
Derivative Liabilities
(b)
Goldman Sachs Bank USA ......................... $ 87,944 $ — $ — $ — $ 87,944
HSBC Bank plc ................................. 35,239 — — — 35,239
JPMorgan Chase Bank NA ......................... 27,681 — — — 27,681
$ 150,864 $ — $ — $ — $ 150,864
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,787,300,704 $ — $ 2 $ 5,787,300,706
Short-Term Securities
Money Market Funds ...................................... 413,496,594 — — 413,496,594
$ 6,200,797,298 $ — $ 2 $ 6,200,797,300
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 56,402 $ — $ — $ 56,402
Liabilities
Equity contracts ........................................... — (150,864) — (150,864)
$ 56,402 $ (150,864) $ — $ (94,462)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

March 31, 2025
2025
iShares Annual Financial Statements and Additional Information
28
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 8,424,624,786 $ 7,667,341,338 $ 5,787,300,706
Investments, at value — affiliated
(c)
............................................................ 647,471,293 274,338,428 413,496,594
Cash ............................................................................... 61,902 3,192 1,196,229
Cash pledged:
Futures contracts ...................................................................... 1,350,470 1,836,510 1,097,000
Receivables: – – –
Securities lending income — affiliated ........................................................ 181,927 71,560 107,130
Dividends — unaffiliated ................................................................. 4,401,404 12,538,998 4,972,137
Dividends — affiliated ................................................................... 88,920 76,698 82,317
Variation margin on futures contracts ......................................................... 37,597 50,454 —
Unrealized appreciation on: – – –
OTC swaps .......................................................................... 335,920 66,306 —
Total a ssets ...........................................................................
9,078,554,219 7,956,323,484 6,208,252,113
LIABILITIES
Cash received:
Collateral — OTC derivatives .............................................................. 300,000 — —
Collateral on securities loaned ............................................................... 622,435,156 250,197,628 392,791,358
Payables: – – –
Investments purchased .................................................................. 9,962,973 16,979,796 —
Swaps   ............................................................................ 14,575 59,468 1,141,667
Investment advisory fees ................................................................. 1,208,012 1,231,947 903,923
Variation margin on futures contracts ......................................................... — — 62,870
Unrealized depreciation on: – – –
OTC swaps .......................................................................... 4,492 60,153 150,864
Total li abilities ..........................................................................
633,925,208 268,528,992 395,050,682
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 8,444,629,011 $ 7,687,794,492 $ 5,813,201,431
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 8,184,833,424 $ 8,776,954,380 $ 5,805,330,465
Accumulated earnings (loss) ................................................................ 259,795,587 (1,089,159,888) 7,870,966
NET ASSETS ..........................................................................
$ 8,444,629,011 $ 7,687,794,492 $ 5,813,201,431
NET ASSET VALUE
Shares outstanding ......................................................................
101,500,000 64,250,000 46,750,000
Net asset value .........................................................................
$ 83.20 $ 119.65 $ 124.35
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 7,508,357,000 $ 7,664,065,739 $ 5,293,346,217
(b)
  Securities loaned, at value .......................................................... $ 596,936,817 $ 231,897,746 $ 392,980,947
(c)
  Investments, at cost — affiliated ....................................................... $ 647,228,007 $ 274,214,614 $ 413,252,562

Statements of Operations
Year Ended March 31, 2025
29
Statements of Operations
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 88,323,217 $ 158,367,148 $ 71,264,918
Dividends — affiliated ................................................................... 1,390,780 1,271,418 2,496,265
Interest — unaffiliated ................................................................... 28,018 26,923 41,475
Securities lending income — affiliated — net ................................................... 1,172,964 731,417 915,692
Foreign taxes withheld .................................................................. (153,461) — (194,354)
Total investment income ...................................................................
90,761,518 160,396,906 74,523,996
EXPENSES
Investment advisory .................................................................... 15,675,775 14,105,361 11,249,080
Interest expense ...................................................................... 1,152 681 1,242
Total expenses .........................................................................
15,676,927 14,106,042 11,250,322
Less: – – –
Payment by affiliate .................................................................... (1,311) — —
Total ex penses after payment by affiliate ........................................................
15,675,616 14,106,042 11,250,322
Net investment income ....................................................................
75,085,902 146,290,864 63,273,674
REALIZED AND UNREALIZED GAIN (LOSS) $ (830,124,823) $ 56,040,917 $ (324,494,799)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ 162,821,413 $ 193,584,560 $ 158,990,587
Investments — affiliated ............................................................... 58,577 12,854 7,691
Futures contracts .................................................................... (1,978,634) (608,864) (2,933,972)
In-kind redemptions — unaffiliated
(a)
....................................................... 426,706,455 431,872,522 121,277,596
Swaps   .......................................................................... 12,238,659 5,987,288 4,750,126
599,846,470 630,848,360 282,092,028
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (1,427,428,196) (570,761,399) (603,203,822)
Investments — affiliated ............................................................... (45,355) (23,525) (8,721)
Futures contracts .................................................................... (77,222) (251,020) (220,931)
Swaps   .......................................................................... (2,420,520) (3,771,498) (3,153,353)
(1,429,971,293) (574,807,442) (606,586,827)
Net realized and unrealized gain (loss) .........................................................
(830,124,823) 56,040,918 (324,494,799)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................
$ (755,038,921) $ 202,331,782 $ (261,221,125)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2025
iShares Annual Financial Statements and Additional Information
30
See notes to financial statements.
iShares S&P Mid-Cap 400 Growth ETF iShares S&P Mid-Cap 400 Value ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 75,085,902 $ 89,635,234 $ 146,290,864 $ 126,127,048
Net realized gain ................................................ 599,846,470 686,818,671 630,848,360 97,904,030
Net change in unrealized appreciation (depreciation) ........................ (1,429,971,293) 1,339,634,715 (574,807,442) 917,880,077
Net increase (decrease) in net assets resulting from operations ...................
(755,038,921) 2,116,088,620 202,331,782 1,141,911,155
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(72,197,442) (87,145,578) (149,416,642) (120,010,335)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(169,507,845) 36,678,166 (8,078,785) (844,650,673)
NET ASSETS
Total increase (decrease) in net assets ................................... (996,744,208) 2,065,621,208 44,836,355 177,250,147
Beginning of year ..................................................
9,441,373,219 7,375,752,011 7,642,958,137 7,465,707,990
End of year ......................................................
$ 8,444,629,011 $ 9,441,373,219 $ 7,687,794,492 $ 7,642,958,137
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
31
Statements of Changes in Net Assets
See notes to financial statements.
iShares S&P Small-Cap 600 Growth ETF
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 63,273,674 $ 63,019,614
Net realized gain .................................................................................. 282,092,028 132,093,441
Net change in unrealized appreciation (depreciation) .......................................................... (606,586,827) 775,316,618
Net increase (decrease) in net assets resulting from operations .....................................................
(261,221,125) 970,429,673
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(68,363,228) (53,500,032)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
231,096,265 (10,501,859)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (98,488,088) 906,427,782
Beginning of year ....................................................................................
5,911,689,519 5,005,261,737
End of year ........................................................................................
$ 5,813,201,431 $ 5,911,689,519
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
32
iShares S&P Mid-Cap 400 Growth ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Net asset value, beginning of year ...............................
$ 91.35  $ 71.54  $ 77.42  $ 78.31  $ 44.65
Net investment income
(b)
......................................
0 .72  0 .87  0 .75  0 .46  0 .44
Net realized and unrealized gain (loss)
(c)
............................
(8.18) 19.78  (5.85) (0.87) 33.69
Net increase (decrease) from investment operations ..................... (7.46) 20.65  (5.10) (0.41) 34.13
Distributions from net investment income
(d)
......................... (0.69) (0.84) (0.78) (0.48) (0.47)
Net asset value, end of year .................................... $ 83.20  $ 91.35  $ 71.54  $ 77.42  $ 78.31
Total Return
(e)
Based on net asset value ....................................... (8.23)%
(f)
29.11% (6.51)% (0.54)% 76.68%
Ratios to Average Net Assets
(g)
Total expen ses ..............................................
0.17%
(h)
0.17% 0.17% 0.17% 0.20%
Net investment income .........................................
0.79% 1.14% 1.08% 0.57% 0.70%
Supplemental Data
Net assets, end of year (000) ..................................... $ 8,444,629  $ 9,441,373  $ 7,375,752  $ 7,540,709  $ 8,007,285
Portfolio turnover rate
(i)
......................................... 44% 50% 54% 45% 50%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes a payment from affiliate. Not including this payment, total expenses would have been 0.17%.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
iShares S&P Mid-Cap 400 Value ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Net asset value, beginning of year .................................
$ 118.31  $ 102.83  $ 109.53  $ 101.82  $ 54.92
Net investment income
(b)
........................................
2 .27  1 .89  1 .89  1 .73  1 .36
Net realized and unrealized gain (loss)
(c)
..............................
1.41  15.42  (6.56) 7.80  46.95
Net increase (decrease) from investment operations ....................... 3.68  17.31  (4.67) 9.53  48.31
Distributions from net investment income
(d)
........................... (2.34) (1.83) (2.03) (1.82) (1.41)
Net asset value, end of year ...................................... $ 119.65  $ 118.31  $ 102.83  $ 109.53  $ 101.82
Total Return
(e)
Based on net asset value ......................................... 3.10% 17.03% (4.14)% 9.42% 88.83%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.21%
Net investment income ...........................................
1.87% 1.79% 1.85% 1.61% 1.78%
Supplemental Data
Net assets, end of year (000) ....................................... $ 7,687,794  $ 7,642,958  $ 7,465,708  $ 8,406,123  $ 8,109,620
Portfolio turnover rate
(g)
........................................... 40% 42% 41% 38% 43%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
34
iShares S&P Small-Cap 600 Growth ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Net asset value, beginning of year ................................
$ 130.79  $ 110.13  $ 125.31  $ 127.93  $ 69.20
Net investment income
(b)
.......................................
1 .36  1 .41  1 .30  0 .98  0 .72
Net realized and unrealized gain (loss)
(c)
.............................
(6.33) 20.45  (15.24) (2.67) 58.76
Net increase (decrease) from investment operations ...................... (4.97) 21.86  (13.94) (1.69) 59.48
Distributions from net investment income
(d)
.......................... (1.47) (1.20) (1.24) (0.93) (0.75)
Net asset value, end of year ..................................... $ 124.35  $ 130.79  $ 110.13  $ 125.31  $ 127.93
Total Return
(e)
Based on net asset value ........................................ (3.87)% 19.99% (11.09)% (1.35)% 86.30%
Ratios to Average Net Assets
(f)
Total expen ses ...............................................
0.18% 0.18% 0.18% 0.18% 0.21%
Net investment income ..........................................
1.01% 1.22% 1.16% 0.75% 0.73%
Supplemental Data
Net assets, end of year (000) ...................................... $ 5,813,201  $ 5,911,690  $ 5,005,262  $ 5,638,735  $ 6,191,623
Portfolio turnover rate
(g)
.......................................... 52% 55% 54% 44% 52%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
35
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  March 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
iShares ETF
Diversification
Classification
S&P Mid-Cap 400 Growth ............................................................................................... Diversified
S&P Mid-Cap 400 Value ................................................................................................ Diversified
S&P Small-Cap 600 Growth .............................................................................................. Diversified

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
36
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA :
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
S&P Mid-Cap 400 Growth
Barclays Bank plc ...................................... $ 38,941,300 $ (38,941,300) $ – $ –
BMO Capital Markets Corp. ............................... 22,402 (22,402) – –
BNP Paribas SA ....................................... 116,879,897 (116,879,897) – –
BofA Securities, Inc. .................................... 57,755,449 (57,755,449) – –
Citigroup Global Markets, Inc. .............................. 30,216,786 (30,216,786) – –
Goldman Sachs & Co. LLC ............................... 33,322,439 (33,322,439) – –
HSBC Bank plc ....................................... 19,741,611 (19,741,611) – –
J.P. Morgan Securities LLC ............................... 52,877,915 (52,877,915) – –
Jefferies LLC ......................................... 714,242 (714,242) – –
Morgan Stanley ....................................... 111,942,115 (111,942,115) – –
National Financial Services LLC ............................ 7,967,221 (7,967,221) – –
Natixis SA ........................................... 1,954,329 (1,954,329) – –
RBC Capital Markets LLC ................................ 115,083 (115,083) – –
SG Americas Securities LLC .............................. 2,253,141 (2,253,141) – –
State Street Bank & Trust Co. .............................. 32,801,228 (32,801,228) – –
Toronto-Dominion Bank .................................. 10,628,553 (10,628,553) – –
UBS AG ............................................ 57,054,288 (57,054,288) – –
UBS Securities LLC .................................... 17,674 (17,674) – –
Wells Fargo Bank N.A. .................................. 5,683,249 (5,683,249) – –
Wells Fargo Securities LLC ............................... 16,047,895 (16,047,895) – –
$ 596,936,817 $ (596,936,817) $ – $ –
S&P Mid-Cap 400 Value
Barclays Bank plc ...................................... $ 12,995,428 $ (12,995,428) $ – $ –
Barclays Capital, Inc. ................................... 30,355 (30,276) – 79
(b)
BNP Paribas SA ....................................... 9,914,173 (9,914,173) – –
BofA Securities, Inc. .................................... 18,380,052 (18,380,052) – –
Citigroup Global Markets, Inc. .............................. 19,508,043 (19,478,436) – 29,607
(b)
Goldman Sachs & Co. LLC ............................... 15,430,659 (15,430,659) – –
HSBC Bank plc ....................................... 1,854,368 (1,854,368) – –
J.P. Morgan Securities LLC ............................... 39,466,651 (39,466,651) – –
Morgan Stanley ....................................... 65,426,285 (65,426,285) – –
National Financial Services LLC ............................ 2,007,576 (2,007,576) – –
Natixis SA ........................................... 104,895 (104,705) – 190
(b)
SG Americas Securities LLC .............................. 661,030 (661,030) – –
State Street Bank & Trust Co. .............................. 10,487,945 (10,487,945) – –
UBS AG ............................................ 15,929,335 (15,929,335) – –
UBS Securities LLC .................................... 662,904 (659,684) – 3,220
(b)
Virtu Americas LLC ..................................... 510,768 (510,768) – –
Wells Fargo Bank N.A. .................................. 18,527,279 (18,527,279) – –
$ 231,897,746 $ (231,864,650) $ – $ 33,096
S&P Small-Cap 600 Growth
Barclays Bank plc ...................................... $ 10,824,243 $ (10,824,243) $ – $ –
Barclays Capital, Inc. ................................... 1,835,988 (1,835,988) – –
BNP Paribas SA ....................................... 47,331,485 (47,331,485) – –
BofA Securities, Inc. .................................... 33,735,451 (33,735,451) – –
Citigroup Global Markets, Inc. .............................. 12,055,456 (12,055,456) – –
Goldman Sachs & Co. LLC ............................... 76,533,592 (76,533,592) – –
HSBC Bank plc ....................................... 17,151,629 (17,151,629) – –
J.P. Morgan Securities LLC ............................... 71,468,742 (60,217,010) – 11,251,732
(b)

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
38
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF and iShares S&P Small-Cap 600 Growth ETF to
obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-
income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
S&P Small-Cap 600 Growth (continued)
Jefferies LLC ......................................... 12,195,368 (12,195,368) – –
Morgan Stanley ....................................... 48,159,016 (48,159,016) – –
National Financial Services LLC ............................ 3,447,747 (3,447,747) – –
Natixis SA ........................................... 1,313,005 (1,313,005) – –
Scotia Capital (USA), Inc. ................................ 4,740,976 (4,740,976) – –
SG Americas Securities LLC .............................. 1,351,501 (1,351,501) – –
State Street Bank & Trust Co. .............................. 7,512,395 (7,512,395) – –
Toronto-Dominion Bank .................................. 157,248 (157,248) – –
UBS AG ............................................ 27,080,528 (27,080,528) – –
Virtu Americas LLC ..................................... 80,697 (80,697) – –
Wells Fargo Bank N.A. .................................. 4,558,431 (4,558,431) – –
Wells Fargo Securities LLC ............................... 11,447,449 (11,447,449) – –
$ 392,980,947 $ (381,729,215) $ – $ 11,251,732
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.180000%
Over $121 billion, up to and including $181 billion ............................................................................ 0.171000
Over $181 billion, up to and including $231 billion ............................................................................ 0.162400
Over $231 billion, up to and including $281 billion ............................................................................ 0.154300
Over $281 billion .................................................................................................. 0.146500
iShares ETF Investment Advisory Fees
S&P Mid-Cap 400 Value ............................................................................................. 0.18%
S&P Small-Cap 600 Growth ........................................................................................... 0.18

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
40
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
During the year ended March 31, 2025, iShares S&P Mid-Cap 400 Growth ETF received a reimbursement of $1,311 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
S&P Mid-Cap 400 Growth ................................................................................................... $ 439,244
S&P Mid-Cap 400 Value .................................................................................................... 248,337
S&P Small-Cap 600 Growth .................................................................................................. 349,853
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
S&P Mid-Cap 400 Growth ................................................................ $ 2,012,046,458 $ 2,255,651,933 $ (12,113,874)
S&P Mid-Cap 400 Value ................................................................. 1,933,109,947 1,937,243,651 164,007,288
S&P Small-Cap 600 Growth ............................................................... 1,373,995,694 1,761,888,586 (16,710,255)

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
7. Purchases and Sales
For the year ended March 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2025, permanent differences attributable to net investment loss from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the accounting for swap agreements.
For the year ended March 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF Purchases Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 4,199,367,505 $ 4,167,346,866
S&P Mid-Cap 400 Value ................................................................................. 3,236,285,781 3,163,534,576
S&P Small-Cap 600 Growth ............................................................................... 3,307,388,319 3,221,485,144
iShares ETF
In-kind
Purchases
In-kind
Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 1,106,001,263 $ 1,274,760,464
S&P Mid-Cap 400 Value ................................................................................. 1,496,756,097 1,532,824,127
S&P Small-Cap 600 Growth ............................................................................... 622,880,998 405,102,334
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
S&P Mid-Cap 400 Growth ..................................................................... $ 426,250,592 $ (426,250,592)
S&P Mid-Cap 400 Value ...................................................................... 429,848,253 (429,848,253)
S&P Small-Cap 600 Growth .................................................................... 120,892,516 (120,892,516)
—
iShares ETF
Year Ended
03/31/25
Year Ended
03/31/24
S&P Mid-Cap 400 Growth
Ordinary income ........................................................................................... $ 72,197,442 $ 87,145,578
S&P Mid-Cap 400 Value
Ordinary income ........................................................................................... $ 149,416,642 $ 120,010,335
S&P Small-Cap 600 Growth
Ordinary income ........................................................................................... $ 68,363,228 $ 53,500,032
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
S&P Mid-Cap 400 Growth ................................................... $ 23,412,998 $ (665,844,582) $ 902,227,171 $ 259,795,587
S&P Mid-Cap 400 Value .................................................... 12,552,449 (1,014,617,826) (87,094,511) (1,089,159,888)
S&P Small-Cap 600 Growth .................................................. 9,608,998 (479,209,401) 477,471,369 7,870,966
iShares ETF Utilized
S&P Mid-Cap 400 Growth ............................................................................................... $ 164,154,148
S&P Mid-Cap 400 Value ................................................................................................ 169,438,792
S&P Small-Cap 600 Growth .............................................................................................. 161,605,211

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
42
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
S&P Mid-Cap 400 Growth ........................................... $ 8,169,868,908 $ 1,404,190,085 $ (501,962,914) $ 902,227,171
S&P Mid-Cap 400 Value ............................................. 8,028,774,277 760,568,956 (847,663,467) (87,094,511)
S&P Small-Cap 600 Growth .......................................... 5,723,325,931 1,001,700,994 (524,229,625) 477,471,369

Notes to Financial Statements
(continued)
43
Notes to Financial Statements
non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/25
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
S&P Mid-Cap 400 Growth
Shares sold 12,350,000 $ 1,115,017,598 18,200,000 $ 1,455,945,184
Shares redeemed
(14,200,000) (1,284,525,443) (17,950,000) (1,419,267,018)
(1,850,000) $ (169,507,845) 250,000 $ 36,678,166
S&P Mid-Cap 400 Value
Shares sold 12,550,000 $ 1,554,621,288 16,350,000 $ 1,800,568,048
Shares redeemed
(12,900,000) (1,562,700,073) (24,350,000) (2,645,218,721)
(350,000) $ (8,078,785) (8,000,000) $ (844,650,673)
S&P Small-Cap 600 Growth
Shares sold 4,850,000 $ 667,581,901 2,900,000 $ 346,524,142
Shares redeemed
(3,300,000) (436,485,636) (3,150,000) (357,026,001)
1,550,000 $ 231,096,265 (250,000) $ (10,501,859)

Report of Independent Registered Public Accounting Firm
2025
iShares Annual Financial Statements and Additional Information
44
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31,
2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended
March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 27, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares S&P Mid-Cap 400 Growth ETF
iShares S&P Mid-Cap 400 Value ETF
iShares S&P Small-Cap 600 Growth ETF

Important Tax Information
(unaudited)
45
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2025:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
S&P Mid-Cap 400 Growth ............................................................................................. $ 71,346,382
S&P Mid-Cap 400 Value .............................................................................................. 117,860,472
S&P Small-Cap 600 Growth ............................................................................................ 52,033,082
iShares ETF
Qualified Business
Income
S&P Mid-Cap 400 Growth ............................................................................................. $ 12,869,413
S&P Mid-Cap 400 Value .............................................................................................. 32,938,677
S&P Small-Cap 600 Growth ............................................................................................ 12,539,437
iShares ETF
Dividends-Received
Deduction
S&P Mid-Cap 400 Growth ............................................................................................. 82 .39%
S&P Mid-Cap 400 Value .............................................................................................. 77 .84
S&P Small-Cap 600 Growth ............................................................................................ 79 .01

Additional Information
2025
iShares Annual Financial Statements and Additional Information
46
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
47
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Core S&P 500 ETF | IVV | NYSE Arca
iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca
iShares Top 20 U.S. Stocks ETF | TOPT | NYSE Arca

Page
2

Schedule of Investments
March 31, 2025
iShares
®
Core S&P 500 ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.
(a)
................. 884,062 $ 464,972,409
Boeing Co. (The)
(a) (b)
................... 9,150,965 1,560,697,081
GE Aerospace ....................... 13,093,852 2,620,734,478
General Dynamics Corp. ................ 3,095,321 843,722,598
Howmet Aerospace, Inc.
(b)
............... 4,941,590 641,072,471
Huntington Ingalls Industries, Inc. .......... 477,676 97,465,011
L3Harris Technologies, Inc. .............. 2,297,473 480,884,073
Lockheed Martin Corp. ................. 2,555,463 1,141,550,877
Northrop Grumman Corp. ............... 1,659,920 849,895,639
RTX Corp. ......................... 16,252,022 2,152,742,834
Textron, Inc. ........................ 2,227,752 160,955,082
TransDigm Group, Inc. ................. 684,200 946,447,018
11,961,139,571
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 1,443,360 147,800,064
Expeditors International of Washington, Inc. ... 1,707,601 205,339,020
FedEx Corp. ........................ 2,703,686 659,104,573
United Parcel Service, Inc. , Class B ........ 8,922,793 981,418,002
1,993,661,659
Automobile Components — 0.0%
Aptiv plc
(a) (b)
......................... 2,799,088 166,545,736
Automobiles — 1.7%
Ford Motor Co. ...................... 47,489,318 476,317,860
General Motors Co. ................... 12,138,832 570,889,269
Tesla, Inc.
(a)
......................... 34,139,501 8,847,593,079
9,894,800,208
Banks — 3.5%
Bank of America Corp. ................. 80,781,525 3,371,013,038
Citigroup, Inc. ....................... 22,900,669 1,625,718,493
Citizens Financial Group, Inc. ............ 5,333,447 218,511,324
Fifth Third Bancorp ................... 8,172,501 320,362,039
Huntington Bancshares, Inc. ............. 17,730,429 266,133,739
JPMorgan Chase & Co. ................ 34,112,161 8,367,713,093
KeyCorp ........................... 12,152,609 194,320,218
M&T Bank Corp. ..................... 2,024,107 361,809,126
PNC Financial Services Group, Inc. (The) .... 4,830,201 849,004,430
Regions Financial Corp. ................ 11,093,948 241,071,490
Truist Financial Corp. .................. 16,054,154 660,628,437
US Bancorp ........................ 19,031,905 803,527,029
Wells Fargo & Co. .................... 40,123,962 2,880,499,232
20,160,311,688
Beverages — 1.3%
Brown-Forman Corp. , Class B, NVS ........ 2,223,265 75,457,614
Coca-Cola Co. (The) .................. 47,235,818 3,383,029,285
Constellation Brands, Inc. , Class A ......... 1,896,323 348,013,197
Keurig Dr Pepper, Inc. ................. 14,565,041 498,415,703
Molson Coors Beverage Co. , Class B ....... 2,100,143 127,835,704
Monster Beverage Corp.
(a)
............... 8,541,930 499,873,744
PepsiCo, Inc. ....................... 16,732,255 2,508,834,315
7,441,459,562
Biotechnology — 1.9%
AbbVie, Inc. ........................ 21,537,244 4,512,483,363
Amgen, Inc. ........................ 6,553,477 2,041,735,760
Biogen, Inc.
(a)
....................... 1,785,574 244,337,946
Gilead Sciences, Inc. .................. 15,204,220 1,703,632,851
Incyte Corp.
(a)
....................... 1,952,384 118,216,851
Moderna, Inc.
(a) (b)
..................... 4,133,655 117,189,119
Regeneron Pharmaceuticals, Inc. .......... 1,283,549 814,065,282
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
............ 3,132,592 $ 1,518,743,254
11,070,404,426
Broadline Retail — 3.8%
Amazon.com, Inc.
(a) (b)
.................. 115,069,230 21,893,071,700
eBay, Inc. .......................... 5,845,952 395,946,329
22,289,018,029
Building Products — 0.5%
A O Smith Corp. ..................... 1,441,041 94,186,440
Allegion plc ......................... 1,060,691 138,377,748
Builders FirstSource, Inc.
(a) (b)
............. 1,404,896 175,527,706
Carrier Global Corp. ................... 9,852,359 624,639,561
Johnson Controls International plc ......... 8,053,748 645,185,752
Lennox International, Inc. ............... 390,780 219,161,147
Masco Corp. ........................ 2,586,280 179,849,911
Trane Technologies plc ................. 2,736,228 921,889,938
2,998,818,203
Capital Markets — 3.2%
Ameriprise Financial, Inc. ............... 1,173,908 568,300,602
Bank of New York Mellon Corp. (The) ....... 8,755,830 734,351,462
BlackRock, Inc.
(c)
..................... 1,776,340 1,681,270,283
Blackstone, Inc. , Class A ................ 8,929,303 1,248,137,973
CBOE Global Markets, Inc. .............. 1,278,230 289,250,667
Charles Schwab Corp. (The) ............. 20,790,148 1,627,452,785
CME Group, Inc. , Class A ............... 4,396,117 1,166,245,879
FactSet Research Systems, Inc. ........... 463,104 210,545,603
Franklin Resources, Inc. ................ 3,775,014 72,669,020
Goldman Sachs Group, Inc. (The) ......... 3,807,005 2,079,728,761
Intercontinental Exchange, Inc. ........... 7,007,513 1,208,795,993
Invesco Ltd. ........................ 5,465,642 82,913,789
KKR & Co., Inc. ...................... 8,235,889 952,151,127
MarketAxess Holdings, Inc. .............. 459,657 99,446,792
Moody's Corp. ....................... 1,888,389 879,403,873
Morgan Stanley ...................... 15,096,125 1,761,264,904
MSCI, Inc. ......................... 947,563 535,846,877
Nasdaq, Inc. ........................ 5,051,240 383,187,066
Northern Trust Corp. ................... 2,390,449 235,817,794
Raymond James Financial, Inc. ........... 2,250,200 312,575,282
S&P Global, Inc. ..................... 3,843,342 1,952,802,070
State Street Corp. .................... 3,519,357 315,088,032
T. Rowe Price Group, Inc. ............... 2,711,733 249,126,911
18,646,373,545
Chemicals — 1.3%
Air Products & Chemicals, Inc. ............ 2,713,499 800,265,125
Albemarle Corp. ..................... 1,435,095 103,355,542
CF Industries Holdings, Inc. .............. 2,124,311 166,014,905
Corteva, Inc. ........................ 8,363,856 526,337,458
Dow, Inc. .......................... 8,587,017 299,858,634
DuPont de Nemours, Inc. ............... 5,100,814 380,928,789
Eastman Chemical Co. ................. 1,405,171 123,809,617
Ecolab, Inc. ........................ 3,074,172 779,364,085
International Flavors & Fragrances, Inc. ...... 3,121,272 242,241,920
Linde plc .......................... 5,808,676 2,704,751,893
LyondellBasell Industries NV , Class A ....... 3,162,479 222,638,521
Mosaic Co. (The) ..................... 3,877,917 104,742,538
PPG Industries, Inc. ................... 2,829,939 309,453,830
Sherwin-Williams Co. (The) .............. 2,826,368 986,939,442
7,750,702,299
Commercial Services & Supplies — 0.6%
Cintas Corp. ........................ 4,184,150 859,968,349
Copart, Inc.
(a) (b)
...................... 10,700,969 605,567,836
Republic Services, Inc. ................. 2,476,759 599,771,959
Rollins, Inc. ......................... 3,429,035 185,270,761

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P 500 ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Veralto Corp. ........................ 3,016,444 $ 293,952,468
Waste Management, Inc. ................ 4,455,805 1,031,563,416
3,576,094,789
Communications Equipment — 0.9%
Arista Networks, Inc.
(a) (b)
................ 12,602,956 976,477,031
Cisco Systems, Inc. ................... 48,589,194 2,998,439,162
F5, Inc.
(a)
.......................... 703,382 187,289,525
Juniper Networks, Inc. ................. 4,042,102 146,283,671
Motorola Solutions, Inc. ................ 2,038,930 892,663,943
5,201,153,332
Construction & Engineering — 0.1%
Quanta Services, Inc.
(b)
................. 1,800,804 457,728,361
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ............ 745,964 356,667,767
Vulcan Materials Co. .................. 1,611,127 375,875,929
732,543,696
Consumer Finance — 0.6%
American Express Co. ................. 6,771,010 1,821,740,240
Capital One Financial Corp. .............. 4,650,979 833,920,535
Discover Financial Services .............. 3,062,298 522,734,269
Synchrony Financial ................... 4,742,703 251,078,697
3,429,473,741
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. ................ 5,415,122 5,121,514,085
Dollar General Corp. .................. 2,684,826 236,076,750
Dollar Tree, Inc.
(a)
..................... 2,464,334 184,997,554
Kroger Co. (The) ..................... 8,123,674 549,891,493
Sysco Corp. ........................ 5,968,404 447,869,036
Target Corp. ........................ 5,590,214 583,394,733
Walgreens Boots Alliance, Inc. ............ 8,743,538 97,665,320
Walmart, Inc. ........................ 52,923,228 4,646,130,186
11,867,539,157
Containers & Packaging — 0.2%
Amcor plc .......................... 17,635,524 171,064,583
Avery Dennison Corp. .................. 980,160 174,439,075
Ball Corp. .......................... 3,642,710 189,675,910
International Paper Co. ................. 6,432,818 343,190,840
Packaging Corp. of America ............. 1,087,790 215,404,176
Smurfit WestRock plc .................. 6,030,956 271,754,877
1,365,529,461
Distributors — 0.1%
Genuine Parts Co. .................... 1,697,133 202,196,426
LKQ Corp. ......................... 3,173,652 135,007,156
Pool Corp. ......................... 463,567 147,576,554
484,780,136
Diversified Telecommunication Services — 0.8%
AT&T, Inc. .......................... 87,579,406 2,476,745,602
Verizon Communications, Inc. ............ 51,358,176 2,329,606,863
4,806,352,465
Electric Utilities — 1.6%
Alliant Energy Corp. ................... 3,129,488 201,382,553
American Electric Power Co., Inc. .......... 6,500,578 710,318,158
Constellation Energy Corp. .............. 3,816,900 769,601,547
Duke Energy Corp. ................... 9,467,033 1,154,694,015
Edison International ................... 4,725,047 278,399,769
Entergy Corp. ....................... 5,231,502 447,241,106
Evergy, Inc. ......................... 2,807,232 193,558,647
Eversource Energy ................... 4,472,319 277,775,733
Exelon Corp. ........................ 12,264,323 565,140,004
Security
Shares
Shares Value
Electric Utilities (continued)
FirstEnergy Corp. .................... 6,260,010 $ 253,029,604
NextEra Energy, Inc. .................. 25,087,654 1,778,463,792
NRG Energy, Inc. ..................... 2,471,730 235,951,346
PG&E Corp. ........................ 26,761,304 459,759,203
Pinnacle West Capital Corp. ............. 1,387,785 132,186,521
PPL Corp. ......................... 9,007,449 325,258,983
Southern Co. (The) ................... 13,366,885 1,229,085,076
Xcel Energy, Inc. ..................... 7,008,260 496,114,725
9,507,960,782
Electrical Equipment — 0.7%
AMETEK, Inc. ....................... 2,822,640 485,889,250
Eaton Corp. plc ...................... 4,821,572 1,310,647,917
Emerson Electric Co. .................. 6,879,383 754,255,552
GE Vernova, Inc. ..................... 3,366,364 1,027,683,602
Generac Holdings, Inc.
(a) (b)
............... 726,342 91,991,214
Hubbell, Inc. ........................ 655,620 216,951,214
Rockwell Automation, Inc. ............... 1,378,692 356,226,439
4,243,645,188
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A ............... 14,774,738 969,075,066
CDW Corp. ......................... 1,625,001 260,422,660
Corning, Inc. ........................ 9,405,244 430,572,070
Jabil, Inc.
(b)
......................... 1,336,715 181,886,810
Keysight Technologies, Inc.
(a) (b)
............ 2,109,572 315,950,599
TE Connectivity plc ................... 3,640,088 514,417,236
Teledyne Technologies, Inc.
(a) (b)
........... 568,119 282,758,508
Trimble, Inc.
(a) (b)
...................... 2,998,817 196,872,336
Zebra Technologies Corp. , Class A
(a)
........ 626,597 177,051,248
3,329,006,533
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A .............. 12,077,509 530,806,521
Halliburton Co. ...................... 10,590,339 268,676,900
Schlumberger NV .................... 17,090,081 714,365,386
1,513,848,807
Entertainment — 1.5%
Electronic Arts, Inc. ................... 2,893,606 418,183,939
Live Nation Entertainment, Inc.
(a) (b)
......... 1,913,161 249,820,563
Netflix, Inc.
(a) (b)
....................... 5,218,615 4,866,515,046
Take-Two Interactive Software, Inc.
(a) (b)
...... 2,002,767 415,073,461
TKO Group Holdings, Inc. , Class A
(b)
........ 812,162 124,106,475
Walt Disney Co. (The) ................. 22,054,938 2,176,822,381
Warner Bros Discovery, Inc.
(a) (b)
........... 27,248,139 292,372,531
8,542,894,396
Financial Services — 5.0%
Apollo Global Management, Inc. ........... 5,453,035 746,738,613
Berkshire Hathaway, Inc. , Class B
(a) (b)
....... 22,362,051 11,909,581,122
Corpay, Inc.
(a) (b)
...................... 850,752 296,674,237
Fidelity National Information Services, Inc. .... 6,462,174 482,595,154
Fiserv, Inc.
(a) (b)
....................... 6,940,650 1,532,703,739
Global Payments, Inc. ................. 3,021,008 295,817,103
Jack Henry & Associates, Inc. ............ 889,398 162,404,075
Mastercard, Inc. , Class A ................ 9,935,838 5,446,031,525
PayPal Holdings, Inc.
(a)
................. 12,068,888 787,494,942
Visa, Inc. , Class A .................... 21,024,713 7,368,320,918
29,028,361,428
Food Products — 0.7%
Archer-Daniels-Midland Co. .............. 5,836,413 280,206,188
Bunge Global SA ..................... 1,628,754 124,469,381
Campbell's Co. (The) .................. 2,398,282 95,739,417
Conagra Brands, Inc. .................. 5,824,899 155,350,056
General Mills, Inc. .................... 6,725,209 402,100,246

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P 500 ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Hershey Co. (The) .................... 1,803,190 $ 308,399,586
Hormel Foods Corp. ................... 3,545,956 109,711,879
J M Smucker Co. (The) ................. 1,298,870 153,799,197
Kellanova .......................... 3,280,846 270,636,987
Kraft Heinz Co. (The) .................. 10,642,612 323,854,683
Lamb Weston Holdings, Inc. ............. 1,740,918 92,790,929
McCormick & Co., Inc. (Non-Voting) , NVS .... 3,078,747 253,411,666
Mondelez International, Inc. , Class A ........ 15,780,910 1,070,734,743
Tyson Foods, Inc. , Class A .............. 3,487,868 222,560,857
3,863,765,815
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 1,936,884 299,403,529
Ground Transportation — 0.9%
CSX Corp. ......................... 23,526,564 692,386,779
JB Hunt Transport Services, Inc. .......... 969,313 143,409,858
Norfolk Southern Corp. ................. 2,760,761 653,886,243
Old Dominion Freight Line, Inc.
(b)
.......... 2,292,073 379,223,478
Uber Technologies, Inc.
(a) (b)
.............. 25,486,083 1,856,916,007
Union Pacific Corp. ................... 7,372,264 1,741,623,647
5,467,446,012
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories ................... 21,160,436 2,806,931,835
Align Technology, Inc.
(a) (b)
................ 855,993 135,983,048
Baxter International, Inc. ................ 6,232,259 213,330,225
Becton Dickinson & Co. ................ 3,502,903 802,374,961
Boston Scientific Corp.
(a)
................ 17,980,403 1,813,863,055
Cooper Cos., Inc. (The)
(a) (b)
.............. 2,430,122 204,980,791
Dexcom, Inc.
(a) (b)
..................... 4,767,050 325,541,844
Edwards Lifesciences Corp.
(a)
............ 7,195,146 521,504,182
GE HealthCare Technologies, Inc.
(b)
........ 5,575,935 450,033,714
Hologic, Inc.
(a) (b)
...................... 2,737,387 169,088,395
IDEXX Laboratories, Inc.
(a) (b)
............. 999,084 419,565,326
Insulet Corp.
(a) (b)
...................... 855,667 224,706,711
Intuitive Surgical, Inc.
(a)
................. 4,351,104 2,154,971,278
Medtronic plc ....................... 15,643,479 1,405,723,023
ResMed, Inc.
(b)
...................... 1,792,489 401,248,663
Solventum Corp.
(a) (b)
................... 1,684,940 128,122,838
STERIS plc ......................... 1,198,756 271,698,047
Stryker Corp. ....................... 4,189,457 1,559,525,368
Zimmer Biomet Holdings, Inc. ............ 2,429,371 274,956,210
14,284,149,514
Health Care Providers & Services — 2.4%
Cardinal Health, Inc. ................... 2,946,857 405,988,489
Cencora, Inc. ....................... 2,105,815 585,606,093
Centene Corp.
(a) (b)
.................... 6,049,918 367,290,522
Cigna Group (The) .................... 3,339,967 1,098,849,143
CVS Health Corp. .................... 15,381,841 1,042,119,728
DaVita, Inc.
(a) (b)
...................... 536,864 82,124,086
Elevance Health, Inc. .................. 2,829,759 1,230,831,975
HCA Healthcare, Inc. .................. 2,181,145 753,694,655
Henry Schein, Inc.
(a) (b)
.................. 1,521,218 104,188,221
Humana, Inc. ....................... 1,469,765 388,899,819
Labcorp Holdings, Inc. ................. 1,017,365 236,781,530
McKesson Corp.
(b)
.................... 1,529,112 1,029,077,085
Molina Healthcare, Inc.
(a) (b)
............... 677,351 223,112,646
Quest Diagnostics, Inc. ................. 1,353,867 229,074,296
UnitedHealth Group, Inc. ................ 11,227,290 5,880,293,137
Universal Health Services, Inc. , Class B
(b)
.... 716,930 134,711,147
13,792,642,572
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 1,879,630 173,884,571
Healthpeak Properties, Inc. .............. 8,536,756 172,613,207
Security
Shares
Shares Value
Health Care REITs (continued)
Ventas, Inc. ........................ 5,333,482 $ 366,730,222
Welltower, Inc. ....................... 7,432,801 1,138,779,441
1,852,007,441
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 8,534,297 121,272,360
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a) (b)
................. 5,281,066 630,876,144
Booking Holdings, Inc. ................. 403,366 1,858,270,859
Caesars Entertainment, Inc.
(a) (b)
........... 2,593,968 64,849,200
Carnival Corp.
(a) (b)
..................... 12,782,675 249,645,643
Chipotle Mexican Grill, Inc.
(a) (b)
............ 16,534,668 830,205,680
Darden Restaurants, Inc. ............... 1,429,177 296,925,814
Domino's Pizza, Inc. ................... 420,964 193,411,910
DoorDash, Inc. , Class A
(a) (b)
.............. 4,139,035 756,491,427
Expedia Group, Inc. ................... 1,504,954 252,982,767
Hilton Worldwide Holdings, Inc.
(b)
.......... 2,935,524 667,978,486
Las Vegas Sands Corp. ................ 4,192,000 161,936,960
Marriott International, Inc. , Class A ......... 2,791,839 665,016,050
McDonald's Corp. .................... 8,742,584 2,730,920,964
MGM Resorts International
(a) (b)
............ 2,729,592 80,905,107
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 5,372,035 101,853,784
Royal Caribbean Cruises Ltd. ............ 3,019,609 620,348,473
Starbucks Corp. ...................... 13,857,776 1,359,309,248
Wynn Resorts Ltd. .................... 1,092,999 91,265,416
Yum! Brands, Inc. .................... 3,405,413 535,875,790
12,149,069,722
Household Durables — 0.3%
DR Horton, Inc. ...................... 3,459,959 439,864,588
Garmin Ltd. ......................... 1,873,716 406,839,955
Lennar Corp. , Class A .................. 2,849,197 327,030,832
Mohawk Industries, Inc.
(a) (b)
.............. 639,047 72,966,386
NVR, Inc.
(a) (b)
........................ 36,677 265,702,492
PulteGroup, Inc. ..................... 2,469,751 253,890,403
1,766,294,656
Household Products — 1.2%
Church & Dwight Co., Inc. ............... 3,000,901 330,369,191
Clorox Co. (The) ..................... 1,503,268 221,356,213
Colgate-Palmolive Co. ................. 9,900,625 927,688,563
Kimberly-Clark Corp. .................. 4,046,206 575,451,417
Procter & Gamble Co. (The) ............. 28,606,752 4,875,162,676
6,930,028,060
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 8,678,270 107,784,113
Vistra Corp. ........................ 4,150,379 487,420,510
595,204,623
Industrial Conglomerates — 0.5%
3M Co. ............................ 6,623,494 972,726,328
Honeywell International, Inc. ............. 7,932,922 1,679,796,233
2,652,522,561
Industrial REITs — 0.2%
Prologis, Inc. ........................ 11,304,763 1,263,759,456
Insurance — 2.4%
Aflac, Inc. .......................... 6,038,920 671,467,515
Allstate Corp. (The) ................... 3,232,039 669,258,316
American International Group, Inc. ......... 7,239,016 629,360,051
Aon plc , Class A ..................... 2,638,096 1,052,837,733
Arch Capital Group Ltd. ................ 4,573,959 439,923,377
Arthur J Gallagher & Co. ................ 3,103,260 1,071,369,482
Assurant, Inc. ....................... 626,001 131,303,710
Brown & Brown, Inc.
(b)
.................. 2,895,081 360,148,076

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P 500 ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Chubb Ltd. ......................... 4,546,756 $ 1,373,074,845
Cincinnati Financial Corp. ............... 1,907,763 281,814,750
Erie Indemnity Co. , Class A, NVS .......... 304,744 127,702,973
Everest Group Ltd. .................... 524,099 190,420,890
Globe Life, Inc. ...................... 1,023,202 134,776,167
Hartford Insurance Group, Inc. (The) ........ 3,508,347 434,087,774
Loews Corp.
(b)
....................... 2,155,353 198,098,494
Marsh & McLennan Cos., Inc. ............ 5,991,496 1,462,104,769
MetLife, Inc. ........................ 7,062,846 567,075,905
Principal Financial Group, Inc. ............ 2,568,416 216,697,258
Progressive Corp. (The)
(b)
............... 7,146,785 2,022,611,623
Prudential Financial, Inc. ................ 4,319,161 482,363,901
Travelers Cos., Inc. (The) ............... 2,766,418 731,606,904
Willis Towers Watson plc ................ 1,217,798 411,554,834
WR Berkley Corp. .................... 3,663,159 260,670,394
13,920,329,741
Interactive Media & Services — 6.1%
Alphabet, Inc. , Class A ................. 71,162,048 11,004,499,103
Alphabet, Inc. , Class C, NVS ............. 57,674,290 9,010,454,326
Match Group, Inc. .................... 3,065,523 95,644,318
Meta Platforms, Inc. , Class A ............. 26,716,560 15,398,356,522
35,508,954,269
IT Services — 1.2%
Accenture plc , Class A ................. 7,630,424 2,380,997,505
Akamai Technologies, Inc.
(a) (b)
............. 1,833,761 147,617,760
Cognizant Technology Solutions Corp. , Class A . 6,033,968 461,598,552
EPAM Systems, Inc.
(a)
.................. 691,506 116,753,873
Gartner, Inc.
(a)
....................... 936,963 393,280,850
GoDaddy, Inc. , Class A
(a) (b)
............... 1,722,574 310,304,480
International Business Machines Corp. ...... 11,280,854 2,805,097,156
VeriSign, Inc.
(a)
...................... 992,599 251,991,108
6,867,641,284
Leisure Products — 0.0%
Hasbro, Inc. ........................ 1,600,252 98,399,495
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. ............... 3,480,466 407,144,913
Bio-Techne Corp.
(b)
.................... 1,928,555 113,071,180
Charles River Laboratories International, Inc.
(a) (b)
624,216 93,956,992
Danaher Corp. ...................... 7,807,928 1,600,625,240
IQVIA Holdings, Inc.
(a) (b)
................. 2,041,361 359,891,944
Mettler-Toledo International, Inc.
(a) (b)
........ 254,905 301,019,864
Revvity, Inc.
(b)
....................... 1,485,750 157,192,350
Thermo Fisher Scientific, Inc. ............. 4,666,200 2,321,901,120
Waters Corp.
(a) (b)
..................... 724,741 267,117,790
West Pharmaceutical Services, Inc.
(b)
....... 884,425 198,005,069
5,819,926,462
Machinery — 1.6%
Caterpillar, Inc. ...................... 5,831,116 1,923,102,057
Cummins, Inc. ....................... 1,677,268 525,722,882
Deere & Co. ........................ 3,089,902 1,450,245,504
Dover Corp. ........................ 1,674,756 294,221,134
Fortive Corp.
(b)
....................... 4,162,618 304,620,385
IDEX Corp. ......................... 924,537 167,313,461
Illinois Tool Works, Inc. ................. 3,258,136 808,050,309
Ingersoll Rand, Inc.
(b)
.................. 4,914,830 393,333,845
Nordson Corp. ....................... 661,689 133,475,905
Otis Worldwide Corp. .................. 4,837,850 499,266,120
PACCAR, Inc. ....................... 6,397,004 622,876,279
Parker-Hannifin Corp. .................. 1,571,338 955,137,803
Pentair plc ......................... 2,015,693 176,332,824
Snap-on, Inc. ....................... 639,304 215,451,841
Stanley Black & Decker, Inc. ............. 1,881,539 144,652,718
Security
Shares
Shares Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp. ... 2,084,630 $ 378,047,651
Xylem, Inc. ......................... 2,963,007 353,960,816
9,345,811,534
Media — 0.5%
Charter Communications, Inc. , Class A
(a) (b)
.... 1,177,709 434,021,098
Comcast Corp. , Class A ................ 46,013,150 1,697,885,235
Fox Corp. , Class A, NVS ................ 2,657,441 150,411,161
Fox Corp. , Class B .................... 1,609,302 84,826,308
Interpublic Group of Cos., Inc. (The) ........ 4,548,181 123,528,596
News Corp. , Class A, NVS .............. 4,612,093 125,541,172
News Corp. , Class B
(b)
................. 1,361,538 41,349,909
Omnicom Group, Inc. .................. 2,397,384 198,767,107
Paramount Global , Class B, NVS .......... 7,253,200 86,748,272
2,943,078,858
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. ................ 17,532,551 663,782,381
Newmont Corp. ...................... 13,889,301 670,575,452
Nucor Corp. ........................ 2,865,323 344,812,970
Steel Dynamics, Inc. ................... 1,727,349 216,056,813
1,895,227,616
Multi-Utilities — 0.7%
Ameren Corp. ....................... 3,292,765 330,593,606
CenterPoint Energy, Inc. ................ 7,954,458 288,190,013
CMS Energy Corp. .................... 3,646,232 273,868,486
Consolidated Edison, Inc. ............... 4,227,997 467,574,188
Dominion Energy, Inc. .................. 10,248,170 574,614,892
DTE Energy Co. ..................... 2,527,750 349,511,992
NiSource, Inc. ....................... 5,733,371 229,850,843
Public Service Enterprise Group, Inc. ....... 6,077,892 500,210,512
Sempra ........................... 7,726,972 551,396,722
WEC Energy Group, Inc. ................ 3,875,566 422,359,183
3,988,170,437
Office REITs — 0.0%
BXP, Inc. .......................... 1,776,228 119,344,759
Oil, Gas & Consumable Fuels — 3.4%
APA Corp. ......................... 4,511,903 94,840,201
Chevron Corp. ....................... 20,390,057 3,411,052,636
ConocoPhillips ...................... 15,565,820 1,634,722,416
Coterra Energy, Inc. ................... 8,982,033 259,580,754
Devon Energy Corp. ................... 8,017,594 299,858,016
Diamondback Energy, Inc. ............... 2,280,733 364,643,592
EOG Resources, Inc. .................. 6,861,571 879,927,865
EQT Corp. ......................... 7,278,018 388,864,502
Expand Energy Corp. .................. 2,565,720 285,615,950
Exxon Mobil Corp. .................... 53,106,031 6,315,900,267
Hess Corp. ......................... 3,372,058 538,618,824
Kinder Morgan, Inc. ................... 23,591,166 673,055,966
Marathon Petroleum Corp. .............. 3,855,050 561,642,235
Occidental Petroleum Corp. .............. 8,240,677 406,759,817
ONEOK, Inc. ........................ 7,568,852 750,981,495
Phillips 66 .......................... 5,038,153 622,111,132
Targa Resources Corp. ................. 2,659,970 533,244,186
Texas Pacific Land Corp.
(b)
.............. 229,797 304,478,727
Valero Energy Corp. ................... 3,861,899 510,041,001
Williams Cos., Inc. (The) ................ 14,871,629 888,728,549
19,724,668,131
Passenger Airlines — 0.1%
Delta Air Lines, Inc. ................... 7,825,556 341,194,242
Southwest Airlines Co. ................. 7,230,313 242,793,910

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P 500 ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a) (b)
........... 4,014,458 $ 277,198,325
861,186,477
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 2,849,907 188,093,862
Kenvue, Inc. ........................ 23,401,388 561,165,284
749,259,146
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. ................ 24,754,700 1,509,789,153
Eli Lilly & Co. ....................... 9,612,581 7,939,126,774
Johnson & Johnson ................... 29,372,502 4,871,135,732
Merck & Co., Inc. ..................... 30,861,225 2,770,103,556
Pfizer, Inc. ......................... 69,136,566 1,751,920,582
Viatris, Inc. ......................... 14,557,043 126,791,844
Zoetis, Inc. , Class A ................... 5,463,206 899,516,868
19,868,384,509
Professional Services — 0.7%
Automatic Data Processing, Inc. ........... 4,964,061 1,516,669,557
Broadridge Financial Solutions, Inc. ........ 1,426,890 345,963,749
Dayforce, Inc.
(a) (b)
..................... 1,940,068 113,164,167
Equifax, Inc.
(b)
....................... 1,512,856 368,471,207
Jacobs Solutions, Inc. .................. 1,494,870 180,714,834
Leidos Holdings, Inc. .................. 1,600,003 215,904,405
Paychex, Inc. ....................... 3,909,967 603,229,709
Paycom Software, Inc. ................. 574,687 125,557,616
Verisk Analytics, Inc. ................... 1,723,259 512,876,344
3,982,551,588
Real Estate Management & Development — 0.2%
(a)(b)
CBRE Group, Inc. , Class A .............. 3,605,952 471,586,403
CoStar Group, Inc. .................... 5,143,149 407,491,695
879,078,098
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 1,734,257 372,206,238
Camden Property Trust ................. 1,301,230 159,140,429
Equity Residential .................... 4,166,797 298,259,329
Essex Property Trust, Inc. ............... 784,616 240,539,727
Invitation Homes, Inc. .................. 6,954,268 242,356,240
Mid-America Apartment Communities, Inc. .... 1,426,788 239,101,133
UDR, Inc. .......................... 3,667,235 165,649,005
1,717,252,101
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 940,416 91,991,493
Kimco Realty Corp. ................... 8,289,542 176,069,872
Realty Income Corp. ................... 10,677,864 619,422,891
Regency Centers Corp. ................ 1,991,102 146,863,684
Simon Property Group, Inc. .............. 3,741,918 621,457,741
1,655,805,681
Semiconductors & Semiconductor Equipment — 9.9%
Advanced Micro Devices, Inc.
(a) (b)
.......... 19,770,044 2,031,174,320
Analog Devices, Inc. ................... 6,052,260 1,220,559,274
Applied Materials, Inc. ................. 9,915,100 1,438,879,312
Broadcom, Inc. ...................... 57,185,179 9,574,514,520
Enphase Energy, Inc.
(a) (b)
................ 1,616,106 100,279,377
First Solar, Inc.
(a) (b)
.................... 1,306,586 165,191,668
Intel Corp. ......................... 52,825,891 1,199,675,985
KLA Corp. .......................... 1,620,976 1,101,939,485
Lam Research Corp. .................. 15,660,424 1,138,512,825
Microchip Technology, Inc. ............... 6,553,728 317,265,972
Micron Technology, Inc. ................. 13,592,529 1,181,054,845
Monolithic Power Systems, Inc. ........... 583,294 338,298,854
NVIDIA Corp. ....................... 298,776,405 32,381,386,774
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV ............... 3,100,918 $ 589,360,475
ON Semiconductor Corp.
(a) (b)
............. 5,141,093 209,191,074
QUALCOMM, Inc. .................... 13,493,510 2,072,738,071
Skyworks Solutions, Inc. ................ 1,961,287 126,757,979
Teradyne, Inc. ....................... 1,987,848 164,196,245
Texas Instruments, Inc. ................. 11,105,774 1,995,707,588
57,346,684,643
Software — 9.7%
Adobe, Inc.
(a)
........................ 5,310,374 2,036,687,740
ANSYS, Inc.
(a) (b)
...................... 1,067,288 337,860,689
Autodesk, Inc.
(a)
...................... 2,623,273 686,772,871
Cadence Design Systems, Inc.
(a) (b)
......... 3,346,352 851,077,704
Crowdstrike Holdings, Inc. , Class A
(a) (b)
...... 3,004,894 1,059,465,527
Fair Isaac Corp.
(a)
..................... 297,577 548,779,600
Fortinet, Inc.
(a) (b)
...................... 7,761,264 747,099,273
Gen Digital, Inc. ...................... 6,619,346 175,677,443
Intuit, Inc. .......................... 3,415,054 2,096,809,005
Microsoft Corp. ...................... 90,693,812 34,045,550,087
Oracle Corp. ........................ 19,791,444 2,767,041,786
Palantir Technologies, Inc. , Class A
(a)
....... 25,007,990 2,110,674,356
Palo Alto Networks, Inc.
(a) (b)
.............. 8,077,542 1,378,351,767
PTC, Inc.
(a) (b)
........................ 1,466,572 227,245,331
Roper Technologies, Inc. ................ 1,308,046 771,197,761
Salesforce, Inc. ...................... 11,675,533 3,133,246,036
ServiceNow, Inc.
(a) (b)
................... 2,512,891 2,000,613,041
Synopsys, Inc.
(a)
..................... 1,885,790 808,721,041
Tyler Technologies, Inc.
(a) (b)
.............. 522,061 303,521,045
Workday, Inc. , Class A
(a) (b)
............... 2,610,730 609,683,777
56,696,075,880
Specialized REITs — 1.0%
American Tower Corp. ................. 5,700,663 1,240,464,269
Crown Castle, Inc. .................... 5,301,846 552,611,409
Digital Realty Trust, Inc. ................ 3,860,187 553,126,195
Equinix, Inc. ........................ 1,187,162 967,952,537
Extra Space Storage, Inc. ............... 2,585,830 383,969,897
Iron Mountain, Inc. .................... 3,581,986 308,194,075
Public Storage ....................... 1,922,820 575,480,798
SBA Communications Corp. ............. 1,311,852 288,620,558
VICI Properties, Inc. ................... 12,866,439 419,703,240
Weyerhaeuser Co.
(b)
................... 8,851,640 259,176,019
5,549,298,997
Specialty Retail — 1.9%
AutoZone, Inc.
(a) (b)
.................... 204,834 780,986,979
Best Buy Co., Inc. .................... 2,373,875 174,740,939
CarMax, Inc.
(a) (b)
...................... 1,876,681 146,230,983
Home Depot, Inc. (The) ................ 12,118,807 4,441,421,577
Lowe's Cos., Inc. ..................... 6,888,999 1,606,721,237
O'Reilly Automotive, Inc.
(a)
............... 701,391 1,004,798,719
Ross Stores, Inc. ..................... 4,024,811 514,330,598
TJX Cos., Inc. (The) ................... 13,714,455 1,670,420,619
Tractor Supply Co. .................... 6,520,001 359,252,055
Ulta Beauty, Inc.
(a) (b)
................... 565,482 207,271,772
Williams-Sonoma, Inc. ................. 1,502,215 237,500,191
11,143,675,669
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ......................... 183,267,922 40,709,303,515
Dell Technologies, Inc. , Class C ........... 3,806,072 346,923,463
Hewlett Packard Enterprise Co. ........... 16,023,733 247,246,200
HP, Inc. ........................... 11,440,695 316,792,845
NetApp, Inc. ........................ 2,480,514 217,888,350
Sandisk Corp.
(a)
...................... 15 714
Seagate Technology Holdings plc .......... 2,582,393 219,374,285

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P 500 ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(a) (b)
............ 6,146,983 $ 210,472,698
Western Digital Corp.
(a)
................. 4,243,512 171,565,190
42,439,567,260
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a) (b)
............... 1,851,291 206,992,847
Lululemon Athletica, Inc.
(a) (b)
.............. 1,366,894 386,913,016
NIKE, Inc. , Class B ................... 14,411,152 914,819,929
Ralph Lauren Corp. , Class A ............. 486,157 107,314,296
Tapestry, Inc. ........................ 2,525,610 177,828,200
1,793,868,288
Tobacco — 0.7%
Altria Group, Inc. ..................... 20,676,266 1,240,989,485
Philip Morris International, Inc. ............ 18,969,185 3,010,978,735
4,251,968,220
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 6,993,082 542,313,509
United Rentals, Inc. ................... 796,347 499,070,665
WW Grainger, Inc. .................... 540,747 534,166,109
1,575,550,283
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 2,379,045 350,956,718
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. ..................... 5,849,860 1,560,216,161
Total Long-Term Investments — 99 .8%
(Cost: $ 554,828,026,753 ) ........................... 580,150,645,824
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 3,390,273,117 $ 3,391,968,255
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 1,014,516,435 1,014,516,435
Total Short-Term Securities — 0 .7%
(Cost: $ 4,404,874,797 ) ............................ 4,406,484,690
Total Investments — 100 .5%
(Cost: $ 559,232,901,550 ) ........................... 584,557,130,514
Liabilities in Excess of Other Assets — (0.5) % ............. (3,005,447,531)
Net Assets — 100.0% ...............................
$ 581,551,682,983
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,578,102,262 $ 1,814,006,842
(a)
$ — $ (203,843) $ 62,994 $ 3,391,968,255 3,390,273,117 $ 5,707,968
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 646,704,959 367,811,476
(a)
— — — 1,014,516,435 1,014,516,435 46,637,782 —
BlackRock, Inc. .......... 1,208,369,782 933,973,530 (622,001,835) 188,837,246 (27,908,440) 1,681,270,283 1,776,340 32,002,164 —
$ 188,633,403 $ (27,845,446) $ 6,087,754,973 $ 84,347,914 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4,870 06/20/25 $ 1,376,566 $ 7,629,783

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P 500 ETF
Schedules of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 7,629,783 $ — $ — $ — $ 7,629,783
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 2,520,842 $ — $ — $ — $ 2,520,842
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (13,408,381) $ — $ — $ — $ (13,408,381)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,270,392,182
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 580,150,645,824 $ — $ — $ 580,150,645,824
Short-Term Securities
Money Market Funds ...................................... 4,406,484,690 — — 4,406,484,690
$ 584,557,130,514 $ — $ — $ 584,557,130,514
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 7,629,783 $ — $ — $ 7,629,783
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
AAR Corp.
(a)
........................ 39,782 $ 2,227,394
AeroVironment, Inc.
(a) (b)
................. 32,839 3,914,080
Archer Aviation, Inc. , Class A
(a) (b)
........... 480,674 3,417,592
Astronics Corp.
(a) (b)
.................... 38,715 935,742
Axon Enterprise, Inc.
(a)
................. 82,607 43,447,152
Boeing Co. (The)
(a)
.................... 857,198 146,195,119
BWX Technologies, Inc. ................ 105,138 10,371,864
Byrna Technologies, Inc.
(a) (b)
.............. 22,272 375,061
Cadre Holdings, Inc. ................... 27,960 827,896
Curtiss-Wright Corp. ................... 43,877 13,920,856
Ducommun, Inc.
(a) (b)
................... 16,244 942,639
GE Aerospace ....................... 1,224,434 245,070,465
General Dynamics Corp. ................ 287,222 78,290,973
HEICO Corp.
(b)
...................... 40,780 10,896,008
HEICO Corp. , Class A .................. 93,557 19,737,721
Hexcel Corp. ........................ 99,163 5,430,166
Howmet Aerospace, Inc. ................ 464,296 60,233,120
Huntington Ingalls Industries, Inc. .......... 45,011 9,184,044
Intuitive Machines, Inc. , Class A
(a) (b)
......... 88,402 658,595
Karman Holdings, Inc.
(a)
................ 24,339 813,409
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 180,671 5,364,122
L3Harris Technologies, Inc. .............. 214,530 44,903,274
Leonardo DRS, Inc. ................... 87,782 2,886,272
Loar Holdings, Inc.
(a) (b)
.................. 20,247 1,430,451
Lockheed Martin Corp. ................. 237,923 106,282,583
Mercury Systems, Inc.
(a)
................ 65,200 2,809,468
Moog, Inc. , Class A ................... 34,339 5,952,666
National Presto Industries, Inc. ............ 9,275 815,365
Northrop Grumman Corp. ............... 154,123 78,912,517
Redwire Corp.
(a) (b)
..................... 30,106 249,579
Rocket Lab USA, Inc.
(a) (b)
................ 403,482 7,214,258
RTX Corp. ......................... 1,516,738 200,907,116
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
.. 140,609 4,845,386
Standardaero, Inc.
(a) (b)
.................. 116,121 3,093,463
Textron, Inc. ........................ 209,596 15,143,311
TransDigm Group, Inc. ................. 64,024 88,563,759
Triumph Group, Inc.
(a)
.................. 91,160 2,309,994
V2X, Inc.
(a)
......................... 14,649 718,533
Woodward, Inc. ...................... 68,783 12,552,210
1,241,844,223
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
........ 63,400 1,422,696
CH Robinson Worldwide, Inc. ............ 135,554 13,880,730
Expeditors International of Washington, Inc. ... 158,420 19,050,005
FedEx Corp. ........................ 252,004 61,433,535
Forward Air Corp.
(a)
................... 23,620 474,526
GXO Logistics, Inc.
(a)
.................. 138,352 5,406,796
Hub Group, Inc. , Class A ................ 73,605 2,735,898
United Parcel Service, Inc. , Class B ........ 835,390 91,884,546
196,288,732
Automobile Components — 0.1%
Adient plc
(a)
......................... 107,523 1,382,746
American Axle & Manufacturing Holdings, Inc.
(a)
161,510 657,346
Aptiv plc
(a)
.......................... 261,296 15,547,112
Autoliv, Inc. ......................... 82,920 7,334,274
BorgWarner, Inc. ..................... 243,861 6,986,618
Dana, Inc. .......................... 153,561 2,046,968
Dorman Products, Inc.
(a)
................ 33,486 4,036,402
Fox Factory Holding Corp.
(a)
.............. 48,746 1,137,732
Garrett Motion, Inc. ................... 179,907 1,505,822
Gentex Corp. ....................... 250,226 5,830,266
Gentherm, Inc.
(a)
..................... 37,781 1,010,264
Security
Shares
Shares Value
Automobile Components (continued)
Goodyear Tire & Rubber Co. (The)
(a)
........ 331,599 $ 3,063,975
LCI Industries ....................... 28,445 2,486,946
Lear Corp. ......................... 61,061 5,386,801
Mobileye Global, Inc. , Class A
(a) (b)
.......... 122,008 1,756,305
Modine Manufacturing Co.
(a) (b)
............ 60,720 4,660,260
Patrick Industries, Inc. ................. 39,625 3,350,690
Phinia, Inc. ......................... 52,785 2,239,668
QuantumScape Corp. , Class A
(a) (b)
......... 437,208 1,818,785
Solid Power, Inc. , Class A
(a) (b)
............. 231,525 243,101
Standard Motor Products, Inc. ............ 28,424 708,610
Visteon Corp.
(a)
...................... 31,682 2,459,157
XPEL, Inc.
(a) (b) (c)
...................... 26,290 772,400
76,422,248
Automobiles — 1.5%
Ford Motor Co. ...................... 4,465,720 44,791,172
General Motors Co. ................... 1,131,330 53,206,450
Harley-Davidson, Inc. .................. 131,693 3,325,248
Lucid Group, Inc.
(a) (b)
................... 1,389,049 3,361,498
Rivian Automotive, Inc. , Class A
(a) (b)
......... 842,746 10,492,188
Tesla, Inc.
(a)
......................... 3,192,206 827,292,107
Thor Industries, Inc. ................... 61,250 4,643,362
Winnebago Industries, Inc. .............. 34,130 1,176,120
948,288,145
Banks — 3.8%
1st Source Corp. ..................... 24,790 1,482,690
Amalgamated Financial Corp. ............ 30,114 865,777
Amerant Bancorp, Inc. , Class A ........... 70,641 1,458,030
Ameris Bancorp ...................... 67,575 3,890,293
Arrow Financial Corp. .................. 32,576 856,423
Associated Banc-Corp. ................. 227,699 5,130,058
Atlantic Union Bankshares Corp. .......... 103,460 3,221,744
Axos Financial, Inc.
(a)
.................. 57,387 3,702,609
Banc of California, Inc. ................. 189,807 2,693,361
BancFirst Corp. ...................... 24,249 2,664,238
Bancorp, Inc. (The)
(a) (b)
................. 51,739 2,733,889
Bank First Corp. ..................... 10,154 1,022,914
Bank of America Corp. ................. 7,560,478 315,498,747
Bank of Hawaii Corp. .................. 40,870 2,818,804
Bank of Marin Bancorp ................. 31,518 695,602
Bank OZK ......................... 121,822 5,293,166
BankUnited, Inc. ..................... 54,730 1,884,901
Banner Corp. ....................... 19,289 1,230,060
Bar Harbor Bankshares ................ 28,528 841,576
BayCom Corp. ...................... 29,541 743,547
Berkshire Hills Bancorp, Inc. ............. 54,387 1,418,957
BOK Financial Corp. ................... 32,963 3,433,096
Bridgewater Bancshares, Inc.
(a)
........... 56,405 783,465
Brookline Bancorp, Inc. ................. 95,395 1,039,805
Burke & Herbert Financial Services Corp. .... 12,353 693,127
Business First Bancshares, Inc. ........... 43,303 1,054,428
Byline Bancorp, Inc. ................... 50,530 1,321,865
Cadence Bank ...................... 126,472 3,839,690
Camden National Corp. ................ 29,305 1,185,973
Capital City Bank Group, Inc. ............. 17,526 630,235
Capitol Federal Financial, Inc. ............ 136,839 766,298
Carter Bankshares, Inc.
(a)
............... 47,796 773,339
Cathay General Bancorp ................ 75,891 3,265,590
CB Financial Services, Inc. .............. 26,662 758,534
Citigroup, Inc. ....................... 2,141,486 152,024,091
Citizens Financial Group, Inc. ............ 505,840 20,724,265
City Holding Co. ..................... 11,974 1,406,586
CNB Financial Corp. ................... 37,290 829,702
Coastal Financial Corp.
(a) (b)
.............. 17,710 1,601,161

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Colony Bankcorp, Inc. ................. 74,064 $ 1,196,134
Columbia Banking System, Inc. ........... 251,014 6,260,289
Columbia Financial, Inc.
(a)
............... 37,617 564,255
Comerica, Inc. ....................... 147,325 8,701,014
Commerce Bancshares, Inc. ............. 149,422 9,298,531
Community Financial System, Inc. ......... 43,644 2,481,598
Community Trust Bancorp, Inc. ........... 21,090 1,062,092
ConnectOne Bancorp, Inc. .............. 58,919 1,432,321
Cullen/Frost Bankers, Inc. ............... 75,213 9,416,668
Customers Bancorp, Inc.
(a)
............... 31,344 1,573,469
CVB Financial Corp. ................... 147,951 2,731,175
Dime Community Bancshares, Inc. ......... 44,817 1,249,498
Eagle Bancorp Montana, Inc. ............. 49,144 823,653
Eagle Bancorp, Inc. ................... 21,374 448,854
East West Bancorp, Inc. ................ 160,336 14,391,759
Eastern Bankshares, Inc. ............... 257,086 4,216,210
Enterprise Financial Services Corp. ........ 50,261 2,701,026
Equity Bancshares, Inc. , Class A .......... 29,059 1,144,925
Esquire Financial Holdings, Inc. ........... 19,387 1,461,392
Evans Bancorp, Inc. ................... 17,852 695,692
Farmers National Banc Corp. ............. 77,542 1,011,923
FB Financial Corp. .................... 52,262 2,422,866
Fifth Third Bancorp ................... 772,685 30,289,252
Financial Institutions, Inc. ............... 35,443 884,657
First Bancorp ....................... 174,210 4,393,159
First Bancshares, Inc. (The) .............. 33,711 1,139,769
First Busey Corp. ..................... 139,646 3,016,354
First Citizens BancShares, Inc. , Class A
(b)
.... 13,071 24,235,203
First Commonwealth Financial Corp. ........ 43,678 678,756
First Community Bankshares, Inc. ......... 19,673 741,475
First Financial Bancorp ................. 65,644 1,639,787
First Financial Bankshares, Inc. ........... 157,799 5,668,140
First Financial Corp. ................... 20,048 981,951
First Foundation, Inc. .................. 79,774 414,027
First Hawaiian, Inc. ................... 188,415 4,604,863
First Horizon Corp. .................... 624,509 12,127,965
First Interstate BancSystem, Inc. , Class A .... 117,890 3,377,548
First Merchants Corp. .................. 68,337 2,763,548
First Mid Bancshares, Inc. ............... 28,151 982,470
First of Long Island Corp. (The) ........... 50,238 620,439
First Western Financial, Inc.
(a)
............ 28,517 560,359
Flagstar Financial, Inc. ................. 344,660 4,004,949
Flushing Financial Corp. ................ 51,103 649,008
FNB Corp. ......................... 448,528 6,032,702
Fulton Financial Corp. .................. 170,381 3,082,192
German American Bancorp, Inc. ........... 48,042 1,801,575
Glacier Bancorp, Inc. .................. 138,860 6,140,389
Great Southern Bancorp, Inc. ............. 10,212 565,438
Hancock Whitney Corp. ................ 98,638 5,173,563
HarborOne Bancorp, Inc. ............... 73,566 762,879
Heritage Commerce Corp. ............... 85,001 809,210
Heritage Financial Corp. ................ 33,816 822,743
Hilltop Holdings, Inc. ................... 57,215 1,742,197
Hingham Institution for Savings (The)
(b)
...... 2,445 581,421
Home BancShares, Inc. ................ 234,312 6,624,000
HomeTrust Bancshares, Inc. ............. 24,693 846,476
Hope Bancorp, Inc. ................... 84,573 885,479
Horizon Bancorp, Inc. .................. 71,991 1,085,624
Huntington Bancshares, Inc. ............. 1,718,154 25,789,492
Independent Bank Corp. ................ 66,414 3,139,310
International Bancshares Corp. ........... 63,445 4,000,842
John Marshall Bancorp, Inc. ............. 27,989 462,378
JPMorgan Chase & Co. ................ 3,188,521 782,144,201
Kearny Financial Corp. ................. 91,086 570,198
KeyCorp ........................... 1,211,246 19,367,824
Security
Shares
Shares Value
Banks (continued)
Lakeland Financial Corp. ................ 24,540 $ 1,458,658
Live Oak Bancshares, Inc. ............... 40,465 1,078,797
M&T Bank Corp. ..................... 190,556 34,061,885
Mercantile Bank Corp. ................. 19,740 857,506
Metropolitan Bank Holding Corp.
(a)
......... 13,976 782,516
Mid Penn Bancorp, Inc. ................. 29,399 761,728
Midland States Bancorp, Inc. ............. 26,943 461,264
MidWestOne Financial Group, Inc. ......... 30,614 906,481
National Bank Holdings Corp. , Class A ...... 38,106 1,458,317
NB Bancorp, Inc.
(a)
.................... 58,880 1,063,962
NBT Bancorp, Inc. .................... 59,883 2,568,981
Nicolet Bankshares, Inc. ................ 15,940 1,736,822
Northeast Bank ...................... 15,616 1,429,489
Northeast Community Bancorp, Inc. ........ 41,062 962,493
Northfield Bancorp, Inc. ................ 44,648 487,110
Northwest Bancshares, Inc. .............. 93,874 1,128,365
Norwood Financial Corp. ................ 23,833 576,044
OceanFirst Financial Corp. .............. 109,718 1,866,303
OFG Bancorp ....................... 34,652 1,386,773
Ohio Valley Banc Corp. ................. 4,533 118,085
Old National Bancorp .................. 393,435 8,336,888
Old Second Bancorp, Inc. ............... 74,353 1,237,234
Origin Bancorp, Inc. ................... 40,374 1,399,767
Orrstown Financial Services, Inc. .......... 30,730 922,207
Pacific Premier Bancorp, Inc. ............. 80,736 1,721,292
Park National Corp. ................... 19,513 2,954,268
Pathward Financial, Inc. ................ 24,964 1,821,124
PCB Bancorp ....................... 43,163 807,580
Peapack-Gladstone Financial Corp. ........ 41,667 1,183,343
Peoples Bancorp, Inc. ................. 54,475 1,615,729
Pinnacle Financial Partners, Inc. ........... 90,442 9,590,470
PNC Financial Services Group, Inc. (The) .... 449,852 79,070,486
Ponce Financial Group, Inc.
(a)
............ 89,349 1,132,052
Popular, Inc. ........................ 82,144 7,587,641
Princeton Bancorp, Inc. ................. 20,184 616,621
Prosperity Bancshares, Inc. .............. 117,079 8,355,928
Provident Financial Services, Inc. .......... 164,758 2,828,895
QCR Holdings, Inc. ................... 27,365 1,951,672
Red River Bancshares, Inc. .............. 11,352 586,331
Regions Financial Corp. ................ 1,086,231 23,603,800
Renasant Corp. ...................... 43,820 1,486,813
Republic Bancorp, Inc. , Class A ........... 13,799 880,652
S&T Bancorp, Inc. .................... 18,799 696,503
Sandy Spring Bancorp, Inc. .............. 58,612 1,638,205
Seacoast Banking Corp. of Florida ......... 87,963 2,263,288
ServisFirst Bancshares, Inc. ............. 56,660 4,680,116
Shore Bancshares, Inc. ................. 73,000 988,420
Simmons First National Corp. , Class A ...... 111,564 2,290,409
SmartFinancial, Inc. ................... 39,346 1,222,874
Sound Financial Bancorp, Inc. ............ 17,797 892,520
South Plains Financial, Inc. .............. 39,271 1,300,656
Southern Missouri Bancorp, Inc. ........... 14,468 752,625
Southside Bancshares, Inc. .............. 32,370 937,435
SouthState Corp. ..................... 111,967 10,392,777
Stellar Bancorp, Inc. ................... 58,763 1,625,385
Stock Yards Bancorp, Inc. ............... 33,996 2,347,764
Synovus Financial Corp. ................ 173,072 8,089,385
Texas Capital Bancshares, Inc.
(a)
.......... 56,817 4,244,230
TFS Financial Corp. ................... 71,284 883,209
Tompkins Financial Corp. ............... 13,710 863,456
Towne Bank ........................ 87,166 2,980,206
TriCo Bancshares .................... 54,762 2,188,837
Triumph Financial, Inc.
(a) (b)
............... 23,035 1,331,423
Truist Financial Corp. .................. 1,540,953 63,410,216
Trustmark Corp. ..................... 60,597 2,089,991

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
UMB Financial Corp. .................. 78,184 $ 7,904,402
United Bankshares, Inc. ................ 164,608 5,706,959
United Community Banks, Inc. ............ 95,857 2,696,457
Univest Financial Corp. ................. 36,414 1,032,701
US Bancorp ........................ 1,782,148 75,242,289
Valley National Bancorp ................ 534,526 4,751,936
Veritex Holdings, Inc. .................. 32,548 812,724
Virginia National Bankshares Corp. ......... 13,328 480,874
WaFd, Inc. ......................... 88,366 2,525,500
Washington Trust Bancorp, Inc. ........... 27,145 837,695
Webster Financial Corp. ................ 202,603 10,444,185
Wells Fargo & Co. .................... 3,754,678 269,548,334
WesBanco, Inc. ...................... 141,930 4,394,153
Westamerica Bancorp ................. 18,607 942,072
Western Alliance Bancorp ............... 127,054 9,761,559
Wintrust Financial Corp. ................ 77,709 8,739,154
WSFS Financial Corp. ................. 60,018 3,113,134
Zions Bancorp NA .................... 174,544 8,702,764
2,358,356,986
Beverages — 1.2%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 10,861 2,594,041
Brown-Forman Corp. , Class A ............ 61,786 2,067,977
Brown-Forman Corp. , Class B, NVS ........ 209,338 7,104,932
Celsius Holdings, Inc.
(a) (b)
................ 183,346 6,530,785
Coca-Cola Co. (The) .................. 4,416,652 316,320,616
Coca-Cola Consolidated, Inc. ............. 6,785 9,159,750
Constellation Brands, Inc. , Class A ......... 177,760 32,622,515
Keurig Dr Pepper, Inc. ................. 1,361,378 46,586,355
MGP Ingredients, Inc. .................. 19,550 574,379
Molson Coors Beverage Co. , Class B ....... 198,119 12,059,504
Monster Beverage Corp.
(a) (b)
.............. 798,344 46,719,091
National Beverage Corp. ................ 26,728 1,110,281
PepsiCo, Inc. ....................... 1,560,971 234,051,992
Primo Brands Corp. , Class A ............. 227,353 8,068,758
Vita Coco Co., Inc. (The)
(a) (b)
............. 47,120 1,444,228
727,015,204
Biotechnology — 2.3%
89bio, Inc.
(a)
........................ 147,048 1,069,039
AbbVie, Inc. ........................ 2,013,531 421,875,015
Absci Corp.
(a) (b)
...................... 129,283 324,500
ACADIA Pharmaceuticals, Inc.
(a) (b)
.......... 142,067 2,359,733
ADMA Biologics, Inc.
(a)
................. 272,011 5,396,698
Agios Pharmaceuticals, Inc.
(a) (b)
........... 68,257 1,999,930
Akebia Therapeutics, Inc.
(a) (b)
............. 311,063 597,241
Akero Therapeutics, Inc.
(a)
............... 78,854 3,192,010
Aldeyra Therapeutics, Inc.
(a)
.............. 83,066 477,629
Alkermes plc
(a)
....................... 193,510 6,389,700
Allogene Therapeutics, Inc.
(a) (b)
............ 313,532 457,757
Alnylam Pharmaceuticals, Inc.
(a)
........... 147,493 39,826,060
Altimmune, Inc.
(a) (b)
.................... 110,006 550,030
Amgen, Inc. ........................ 612,507 190,826,556
Amicus Therapeutics, Inc.
(a)
.............. 311,792 2,544,223
AnaptysBio, Inc.
(a) (b)
................... 39,831 740,458
Anavex Life Sciences Corp.
(a) (b)
........... 94,630 811,925
Anika Therapeutics, Inc.
(a)
............... 42,568 639,797
Annexon, Inc.
(a) (b)
..................... 121,720 234,920
Apellis Pharmaceuticals, Inc.
(a) (b)
........... 141,977 3,105,037
Apogee Therapeutics, Inc.
(a) (b)
............ 38,730 1,446,953
Arbutus Biopharma Corp.
(a) (b)
............. 234,016 816,716
Arcellx, Inc.
(a) (b)
...................... 45,315 2,972,664
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 26,910 284,977
Arcus Biosciences, Inc.
(a)
................ 76,796 602,849
Arcutis Biotherapeutics, Inc.
(a) (b)
........... 115,311 1,803,464
Security
Shares
Shares Value
Biotechnology (continued)
Ardelyx, Inc.
(a) (b)
...................... 273,065 $ 1,340,749
ArriVent Biopharma, Inc.
(a) (b)
.............. 29,389 543,403
Arrowhead Pharmaceuticals, Inc.
(a)
......... 146,535 1,866,856
ARS Pharmaceuticals, Inc.
(a) (b)
............ 71,915 904,691
Astria Therapeutics, Inc.
(a) (b)
.............. 62,470 333,590
Aura Biosciences, Inc.
(a) (b)
............... 61,579 360,853
Avidity Biosciences, Inc.
(a) (b)
.............. 135,952 4,013,303
Avita Medical, Inc.
(a) (b)
.................. 39,084 318,144
Beam Therapeutics, Inc.
(a) (b)
.............. 102,645 2,004,657
BioCryst Pharmaceuticals, Inc.
(a)
........... 259,191 1,943,932
Biogen, Inc.
(a)
....................... 167,742 22,953,815
Biohaven Ltd.
(a)
...................... 102,862 2,472,802
BioMarin Pharmaceutical, Inc.
(a)
........... 217,308 15,361,503
Blueprint Medicines Corp.
(a)
.............. 75,880 6,716,139
Bridgebio Pharma, Inc.
(a) (b)
............... 174,204 6,022,232
Capricor Therapeutics, Inc.
(a) (b)
............ 58,791 557,927
CareDx, Inc.
(a) (b)
...................... 67,185 1,192,534
Catalyst Pharmaceuticals, Inc.
(a)
........... 129,794 3,147,504
Celcuity, Inc.
(a) (b)
...................... 33,310 336,764
Celldex Therapeutics, Inc.
(a) (b)
............. 77,443 1,405,590
CG oncology, Inc.
(a)
................... 62,409 1,528,396
Chimerix, Inc.
(a) (b)
..................... 110,018 936,253
Cogent Biosciences, Inc.
(a) (b)
............. 149,367 894,708
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 74,385 236,544
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 111,030 3,723,946
CRISPR Therapeutics AG
(a) (b)
............. 100,084 3,405,859
Cullinan Therapeutics, Inc.
(a)
............. 64,339 487,046
Cytokinetics, Inc.
(a)
.................... 134,242 5,395,186
Day One Biopharmaceuticals, Inc.
(a)
........ 95,823 759,876
Denali Therapeutics, Inc.
(a) (b)
............. 147,872 2,010,320
Dianthus Therapeutics, Inc.
(a) (b)
............ 28,792 522,287
Disc Medicine, Inc.
(a) (b)
................. 32,212 1,599,004
Dynavax Technologies Corp.
(a) (b)
........... 186,497 2,418,866
Dyne Therapeutics, Inc.
(a)
............... 98,826 1,033,720
Emergent BioSolutions, Inc.
(a) (b)
........... 49,355 239,865
Enanta Pharmaceuticals, Inc.
(a)
........... 42,144 232,635
Erasca, Inc.
(a) (b)
...................... 222,397 304,684
Exact Sciences Corp.
(a) (b)
................ 211,328 9,148,389
Exelixis, Inc.
(a) (b)
...................... 323,533 11,944,838
Geron Corp.
(a)
....................... 638,396 1,015,050
Gilead Sciences, Inc. .................. 1,420,823 159,203,217
GRAIL, Inc.
(a) (b)
...................... 30,554 780,349
Halozyme Therapeutics, Inc.
(a) (b)
........... 149,053 9,511,072
Heron Therapeutics, Inc.
(a) (b)
.............. 215,110 473,242
Humacyte, Inc.
(a) (b)
.................... 147,473 251,441
Ideaya Biosciences, Inc.
(a) (b)
.............. 104,719 1,715,297
ImmunityBio, Inc.
(a) (b)
................... 271,230 816,402
Immunome, Inc.
(a) (b)
................... 119,289 802,815
Immunovant, Inc.
(a) (b)
................... 119,760 2,046,698
Incyte Corp.
(a)
....................... 186,194 11,274,047
Insmed, Inc.
(a) (b)
...................... 206,179 15,729,396
Intellia Therapeutics, Inc.
(a)
.............. 152,854 1,086,792
Ionis Pharmaceuticals, Inc.
(a) (b)
............ 183,434 5,534,204
Iovance Biotherapeutics, Inc.
(a)
............ 261,495 870,778
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 173,957 255,717
iTeos Therapeutics, Inc.
(a)
............... 37,982 226,753
Janux Therapeutics, Inc.
(a) (b)
.............. 36,789 993,303
KalVista Pharmaceuticals, Inc.
(a)
........... 47,457 547,654
Keros Therapeutics, Inc.
(a) (b)
.............. 39,522 402,729
Korro Bio, Inc.
(a) (b)
..................... 12,875 224,154
Krystal Biotech, Inc.
(a) (b)
................. 29,019 5,232,126
Kura Oncology, Inc.
(a)
.................. 95,038 627,251
Kymera Therapeutics, Inc.
(a) (b)
............ 52,551 1,438,321
LENZ Therapeutics, Inc.
(a) (b)
.............. 23,662 608,350
Madrigal Pharmaceuticals, Inc.
(a)
.......... 19,858 6,577,565

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
MannKind Corp.
(a)
.................... 324,787 $ 1,633,679
Metsera, Inc.
(a)
....................... 17,574 478,364
MiMedx Group, Inc.
(a) (b)
................. 135,752 1,031,715
Mineralys Therapeutics, Inc.
(a)
............ 41,545 659,735
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 55,093 2,481,940
Moderna, Inc.
(a) (b)
..................... 388,524 11,014,655
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 78,570 364,565
Myriad Genetics, Inc.
(a)
................. 110,306 978,414
Natera, Inc.
(a)
....................... 151,962 21,488,946
Neurocrine Biosciences, Inc.
(a)
............ 115,327 12,755,166
Novavax, Inc.
(a) (b)
..................... 176,093 1,128,756
Nurix Therapeutics, Inc.
(a) (b)
.............. 85,018 1,010,014
Nuvalent, Inc. , Class A
(a)
................ 43,562 3,089,417
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 72,018 401,860
Oruka Therapeutics, Inc.
(b)
............... 40,472 415,243
PDL BioPharma, Inc.
(a) (d)
................ 135,868 1
Praxis Precision Medicines, Inc.
(a) (b)
......... 19,241 728,657
Protagonist Therapeutics, Inc.
(a)
........... 68,791 3,326,733
Prothena Corp. plc
(a) (b)
.................. 46,594 576,601
PTC Therapeutics, Inc.
(a) (b)
............... 91,171 4,646,074
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 368,653 1,950,174
Regeneron Pharmaceuticals, Inc. .......... 120,455 76,396,175
REGENXBIO, Inc.
(a)
................... 88,829 635,127
Relay Therapeutics, Inc.
(a) (b)
.............. 171,636 449,686
Replimune Group, Inc.
(a) (b)
............... 72,190 703,853
Revolution Medicines, Inc.
(a)
.............. 202,221 7,150,535
Rhythm Pharmaceuticals, Inc.
(a) (b)
.......... 62,978 3,335,945
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 105,947 706,666
Roivant Sciences Ltd.
(a) (b)
............... 497,739 5,022,187
Sage Therapeutics, Inc.
(a)
............... 69,930 555,944
Sana Biotechnology, Inc.
(a) (b)
............. 150,963 253,618
Sangamo Therapeutics, Inc.
(a) (b)
........... 294,614 193,208
Sarepta Therapeutics, Inc.
(a)
............. 109,210 6,969,782
Savara, Inc.
(a)
....................... 149,959 415,386
Scholar Rock Holding Corp.
(a) (b)
........... 89,680 2,883,212
Soleno Therapeutics, Inc.
(a)
.............. 28,568 2,041,184
SpringWorks Therapeutics, Inc.
(a) (b)
......... 90,408 3,989,705
Spyre Therapeutics, Inc.
(a) (b)
.............. 56,350 909,207
Stoke Therapeutics, Inc.
(a) (b)
.............. 48,389 321,787
Summit Therapeutics, Inc.
(a) (b)
............. 158,545 3,058,333
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 106,118 1,303,660
TG Therapeutics, Inc.
(a) (b)
................ 158,896 6,265,269
Tourmaline Bio, Inc.
(a)
.................. 23,204 352,933
Travere Therapeutics, Inc.
(a)
.............. 101,242 1,814,257
Twist Bioscience Corp.
(a) (b)
............... 76,398 2,999,385
Tyra Biosciences, Inc.
(a) (b)
............... 27,526 255,992
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 109,619 3,969,304
uniQure NV
(a) (b)
...................... 69,201 733,531
United Therapeutics Corp.
(a)
.............. 51,279 15,807,777
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 104,815 481,101
Vaxcyte, Inc.
(a) (b)
...................... 132,699 5,010,714
Vera Therapeutics, Inc. , Class A
(a) (b)
......... 61,407 1,474,996
Veracyte, Inc.
(a)
...................... 92,321 2,737,318
Vericel Corp.
(a) (b)
...................... 58,054 2,590,369
Vertex Pharmaceuticals, Inc.
(a)
............ 294,029 142,551,140
Verve Therapeutics, Inc.
(a)
............... 102,295 467,488
Viking Therapeutics, Inc.
(a) (b)
.............. 128,618 3,106,125
Vir Biotechnology, Inc.
(a)
................ 119,111 771,839
Viridian Therapeutics, Inc.
(a) (b)
............. 80,836 1,089,669
Xencor, Inc.
(a)
....................... 92,518 984,392
1,421,129,522
Broadline Retail — 3.4%
Amazon.com, Inc.
(a)
................... 10,758,917 2,046,991,548
Dillard's, Inc. , Class A .................. 3,515 1,258,827
Security
Shares
Shares Value
Broadline Retail (continued)
eBay, Inc. .......................... 543,198 $ 36,790,801
Etsy, Inc.
(a)
......................... 135,885 6,411,054
Groupon, Inc.
(a) (b)
..................... 45,397 852,102
Kohl's Corp.
(b)
....................... 133,041 1,088,275
Macy's, Inc. ........................ 320,026 4,019,527
Nordstrom, Inc. ...................... 118,102 2,887,594
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
...... 70,315 8,181,853
2,108,481,581
Building Products — 0.7%
A O Smith Corp. ..................... 133,634 8,734,318
AAON, Inc. ......................... 76,738 5,995,540
Advanced Drainage Systems, Inc.
(b)
........ 80,721 8,770,337
Allegion plc ......................... 99,475 12,977,509
American Woodmark Corp.
(a)
............. 19,860 1,168,364
Apogee Enterprises, Inc. ................ 29,197 1,352,697
Armstrong World Industries, Inc. ........... 49,866 7,025,122
AZEK Co., Inc. (The) , Class A
(a)
........... 174,561 8,534,287
AZZ, Inc. .......................... 33,124 2,769,498
Builders FirstSource, Inc.
(a)
.............. 130,769 16,338,279
Carlisle Cos., Inc. .................... 51,266 17,456,073
Carrier Global Corp. ................... 922,113 58,461,964
CSW Industrials, Inc. .................. 19,162 5,586,106
Fortune Brands Innovations, Inc. .......... 143,140 8,714,363
Gibraltar Industries, Inc.
(a)
............... 38,327 2,248,262
Griffon Corp. ........................ 46,989 3,359,714
Hayward Holdings, Inc.
(a)
................ 158,557 2,207,113
Insteel Industries, Inc. .................. 23,081 607,030
Janus International Group, Inc.
(a) (b)
......... 170,256 1,225,843
JELD-WEN Holding, Inc.
(a) (b)
.............. 97,686 583,185
Johnson Controls International plc ......... 753,210 60,339,653
Lennox International, Inc. ............... 36,507 20,474,221
Masco Corp. ........................ 239,318 16,642,174
Masterbrand, Inc.
(a)
................... 150,637 1,967,319
Owens Corning ...................... 96,819 13,827,690
Quanex Building Products Corp. ........... 50,945 947,068
Resideo Technologies, Inc.
(a)
............. 166,445 2,946,077
Simpson Manufacturing Co., Inc. .......... 47,839 7,514,550
Tecnoglass, Inc. ...................... 26,328 1,883,768
Trane Technologies plc ................. 256,610 86,457,041
Trex Co., Inc.
(a) (b)
..................... 124,406 7,227,989
UFP Industries, Inc. ................... 70,512 7,547,604
Zurn Elkay Water Solutions Corp. .......... 168,833 5,568,112
407,458,870
Capital Markets — 3.4%
Acadian Asset Management, Inc. .......... 46,597 1,204,998
Affiliated Managers Group, Inc. ........... 32,832 5,516,761
Ameriprise Financial, Inc. ............... 108,666 52,606,297
Ares Management Corp. , Class A .......... 213,991 31,373,221
Artisan Partners Asset Management, Inc. , Class
A ............................. 75,695 2,959,674
Bank of New York Mellon Corp. (The) ....... 814,505 68,312,534
BGC Group, Inc. , Class A ............... 433,248 3,972,884
BlackRock, Inc.
(e)
..................... 166,076 157,187,612
Blackstone, Inc. , Class A ................ 837,008 116,996,978
Blue Owl Capital, Inc. , Class A ............ 595,740 11,938,630
Bridge Investment Group Holdings, Inc. , Class A 68,022 651,651
Carlyle Group, Inc. (The) ................ 251,487 10,962,318
CBOE Global Markets, Inc. .............. 119,317 27,000,244
Charles Schwab Corp. (The) ............. 1,946,425 152,366,149
CME Group, Inc. , Class A ............... 410,683 108,950,093
Cohen & Steers, Inc. .................. 33,611 2,697,283
Coinbase Global, Inc. , Class A
(a)
........... 240,007 41,336,406
Diamond Hill Investment Group, Inc. ........ 6,230 889,893

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
DigitalBridge Group, Inc. , Class A
(b)
......... 193,710 $ 1,708,522
Donnelley Financial Solutions, Inc.
(a)
........ 30,133 1,317,113
Evercore, Inc. , Class A ................. 40,465 8,081,670
FactSet Research Systems, Inc. ........... 43,010 19,554,066
Federated Hermes, Inc. , Class B .......... 102,402 4,174,930
Franklin Resources, Inc. ................ 347,734 6,693,879
GCM Grosvenor, Inc. , Class A ............ 71,944 951,819
Goldman Sachs Group, Inc. (The) ......... 355,210 194,047,671
Hamilton Lane, Inc. , Class A ............. 49,705 7,389,642
Houlihan Lokey, Inc. , Class A ............. 61,172 9,879,278
Interactive Brokers Group, Inc. , Class A ...... 124,031 20,538,293
Intercontinental Exchange, Inc. ........... 655,157 113,014,582
Invesco Ltd. ........................ 514,352 7,802,720
Janus Henderson Group plc ............. 150,238 5,431,104
Jefferies Financial Group, Inc. ............ 187,111 10,023,536
KKR & Co., Inc. ...................... 771,267 89,166,178
Lazard, Inc. ........................ 130,063 5,631,728
LPL Financial Holdings, Inc. .............. 85,187 27,868,075
MarketAxess Holdings, Inc. .............. 42,600 9,216,510
Moelis & Co. , Class A .................. 67,479 3,938,074
Moody's Corp. ....................... 176,993 82,423,870
Morgan Stanley ...................... 1,412,458 164,791,475
Morningstar, Inc. ..................... 31,119 9,331,655
MSCI, Inc. ......................... 88,684 50,150,802
Nasdaq, Inc. ........................ 471,752 35,787,107
Northern Trust Corp. ................... 224,297 22,126,899
Open Lending Corp. , Class A
(a) (b)
.......... 110,058 303,760
P10, Inc. , Class A .................... 78,169 918,486
Perella Weinberg Partners , Class C ........ 73,781 1,357,570
Piper Sandler Cos. .................... 18,245 4,518,557
PJT Partners, Inc. , Class A .............. 26,737 3,686,498
Raymond James Financial, Inc. ........... 210,657 29,262,364
Robinhood Markets, Inc. , Class A
(a) (b)
........ 812,972 33,835,895
S&P Global, Inc. ..................... 360,001 182,916,508
SEI Investments Co. ................... 115,432 8,960,986
State Street Corp. .................... 328,126 29,377,121
StepStone Group, Inc. , Class A ........... 80,925 4,226,713
Stifel Financial Corp. .................. 115,155 10,854,510
StoneX Group, Inc.
(a)
.................. 47,973 3,664,178
T. Rowe Price Group, Inc. ............... 255,388 23,462,496
TPG, Inc. , Class A .................... 111,932 5,308,935
Tradeweb Markets, Inc. , Class A ........... 133,247 19,781,850
Victory Capital Holdings, Inc. , Class A ....... 52,319 3,027,701
Virtu Financial, Inc. , Class A .............. 94,007 3,583,547
Virtus Investment Partners, Inc. ........... 8,931 1,539,347
WisdomTree, Inc. ..................... 126,675 1,129,941
2,079,681,787
Chemicals — 1.4%
AdvanSix, Inc. ....................... 31,103 704,483
Air Products & Chemicals, Inc. ............ 253,731 74,830,347
Albemarle Corp. ..................... 135,066 9,727,453
Ashland, Inc. ........................ 56,843 3,370,221
Aspen Aerogels, Inc.
(a)
................. 72,371 462,451
Avient Corp. ........................ 108,636 4,036,914
Axalta Coating Systems Ltd.
(a)
............ 248,880 8,255,350
Balchem Corp. ...................... 38,184 6,338,544
Cabot Corp. ........................ 63,326 5,264,924
Celanese Corp. ...................... 121,758 6,912,202
CF Industries Holdings, Inc. .............. 200,672 15,682,517
Chemours Co. (The) ................... 170,870 2,311,871
Corteva, Inc. ........................ 785,927 49,458,386
Dow, Inc. .......................... 796,733 27,821,916
DuPont de Nemours, Inc. ............... 476,477 35,583,302
Eastman Chemical Co. ................. 130,390 11,488,663
Security
Shares
Shares Value
Chemicals (continued)
Ecolab, Inc. ........................ 286,513 $ 72,636,776
Ecovyst, Inc.
(a) (b)
...................... 137,915 855,073
Element Solutions, Inc. ................. 254,346 5,750,763
FMC Corp. ......................... 143,544 6,056,121
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 58,086 331,090
Hawkins, Inc. ....................... 20,392 2,159,921
HB Fuller Co. ....................... 77,851 4,368,998
Huntsman Corp. ..................... 200,098 3,159,547
Ingevity Corp.
(a)
...................... 39,860 1,578,057
Innospec, Inc. ....................... 29,666 2,810,854
International Flavors & Fragrances, Inc. ...... 291,808 22,647,219
Koppers Holdings, Inc. ................. 23,457 656,796
Linde plc .......................... 542,257 252,496,549
LSB Industries, Inc.
(a)
.................. 77,285 509,308
LyondellBasell Industries NV , Class A ....... 296,054 20,842,202
Mativ Holdings, Inc. ................... 58,522 364,592
Minerals Technologies, Inc. .............. 40,262 2,559,455
Mosaic Co. (The) ..................... 369,289 9,974,496
NewMarket Corp. ..................... 8,504 4,817,091
Olin Corp. .......................... 139,615 3,384,268
Orion SA .......................... 69,680 900,962
Perimeter Solutions, Inc.
(a)
............... 166,505 1,676,705
PPG Industries, Inc. ................... 267,775 29,281,196
PureCycle Technologies, Inc.
(a) (b)
........... 162,094 1,121,690
Quaker Chemical Corp. ................ 16,739 2,069,108
RPM International, Inc. ................. 144,292 16,691,699
Scotts Miracle-Gro Co. (The) ............. 52,983 2,908,237
Sensient Technologies Corp. ............. 50,588 3,765,265
Sherwin-Williams Co. (The) .............. 263,817 92,122,258
Stepan Co. ......................... 26,064 1,434,563
Trinseo plc ......................... 61,215 225,271
Tronox Holdings plc ................... 138,941 978,145
Westlake Corp. ...................... 38,111 3,812,243
837,196,062
Commercial Services & Supplies — 0.7%
ABM Industries, Inc. ................... 73,720 3,491,379
ACCO Brands Corp. ................... 112,573 471,681
ACV Auctions, Inc. , Class A
(a)
............. 181,973 2,564,000
Brady Corp. , Class A, NVS .............. 49,304 3,482,835
BrightView Holdings, Inc.
(a)
.............. 59,959 769,873
Brink's Co. (The) ..................... 49,868 4,296,627
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 70,153 7,822,761
CECO Environmental Corp.
(a) (b)
........... 38,284 872,875
Cimpress plc
(a) (b)
..................... 21,308 963,761
Cintas Corp. ........................ 390,176 80,192,873
Clean Harbors, Inc.
(a)
.................. 56,833 11,201,784
Copart, Inc.
(a) (b)
...................... 1,000,769 56,633,518
CoreCivic, Inc.
(a)
..................... 123,764 2,511,171
Deluxe Corp. ........................ 51,352 811,875
Driven Brands Holdings, Inc.
(a) (b)
........... 71,409 1,223,950
Ennis, Inc. ......................... 29,902 600,731
Enviri Corp.
(a)
....................... 89,045 592,149
GEO Group, Inc. (The)
(a)
................ 161,371 4,713,647
Healthcare Services Group, Inc.
(a)
.......... 81,680 823,334
HNI Corp. .......................... 61,645 2,733,956
Interface, Inc. ....................... 74,396 1,476,017
Liquidity Services, Inc.
(a) (b)
............... 37,769 1,171,217
Matthews International Corp. , Class A ....... 40,992 911,662
MillerKnoll, Inc. ...................... 86,848 1,662,271
Montrose Environmental Group, Inc.
(a) (b)
...... 37,337 532,426
MSA Safety, Inc. ..................... 42,759 6,272,318
OPENLANE, Inc.
(a)
.................... 134,176 2,586,913
Pursuit Attractions & Hospitality, Inc.
(a)
....... 32,236 1,140,832
RB Global, Inc.
(b)
..................... 208,660 20,928,598

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................. 230,113 $ 55,724,164
Rollins, Inc. ......................... 323,856 17,497,940
Steelcase, Inc. , Class A ................ 110,636 1,212,571
Tetra Tech, Inc. ...................... 301,890 8,830,282
UniFirst Corp. ....................... 16,650 2,897,100
Veralto Corp. ........................ 281,082 27,391,441
Vestis Corp. ........................ 148,389 1,469,051
VSE Corp.
(b)
........................ 21,782 2,613,622
Waste Management, Inc. ................ 413,882 95,817,822
436,911,027
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.
(a)
............... 85,340 744,165
Applied Optoelectronics, Inc.
(a) (b)
........... 53,063 814,517
Arista Networks, Inc.
(a)
................. 1,176,398 91,147,317
Aviat Networks, Inc.
(a) (b)
................. 16,860 323,206
Calix, Inc.
(a)
......................... 69,726 2,471,089
Ciena Corp.
(a)
....................... 164,939 9,967,264
Cisco Systems, Inc. ................... 4,547,115 280,602,467
Clearfield, Inc.
(a) (b)
..................... 18,761 557,577
CommScope Holding Co., Inc.
(a)
........... 231,099 1,227,136
Digi International, Inc.
(a)
................. 49,679 1,382,567
Extreme Networks, Inc.
(a)
................ 149,445 1,977,157
F5, Inc.
(a)
.......................... 65,725 17,500,596
Harmonic, Inc.
(a)
...................... 127,727 1,224,902
Juniper Networks, Inc. ................. 373,021 13,499,630
Lumentum Holdings, Inc.
(a) (b)
............. 77,972 4,860,775
Motorola Solutions, Inc. ................ 189,626 83,020,159
NETGEAR, Inc.
(a) (b)
.................... 39,135 957,242
NetScout Systems, Inc.
(a)
............... 95,020 1,996,370
Ribbon Communications, Inc.
(a)
........... 180,645 708,128
Ubiquiti, Inc. ........................ 5,637 1,748,259
Viasat, Inc.
(a) (b)
....................... 87,420 910,916
Viavi Solutions, Inc.
(a)
.................. 255,086 2,854,412
520,495,851
Construction & Engineering — 0.3%
AECOM ........................... 152,623 14,152,731
Ameresco, Inc. , Class A
(a)
............... 42,016 507,553
API Group Corp.
(a)
.................... 274,385 9,812,008
Arcosa, Inc. ........................ 55,297 4,264,505
Argan, Inc. ......................... 16,547 2,170,470
Comfort Systems USA, Inc. .............. 40,231 12,967,658
Construction Partners, Inc. , Class A
(a) (b)
...... 51,849 3,726,388
Dycom Industries, Inc.
(a)
................ 33,675 5,130,050
EMCOR Group, Inc. ................... 52,043 19,236,654
Everus Construction Group, Inc.
(a)
.......... 58,282 2,161,679
Fluor Corp.
(a)
........................ 192,037 6,878,765
Granite Construction, Inc. ............... 53,779 4,054,937
Great Lakes Dredge & Dock Corp.
(a)
........ 104,289 907,314
IES Holdings, Inc.
(a) (b)
.................. 9,172 1,514,389
Limbach Holdings, Inc.
(a) (b)
............... 13,573 1,010,781
MasTec, Inc.
(a)
....................... 70,720 8,253,731
MYR Group, Inc.
(a)
.................... 19,113 2,161,489
Northwest Pipe Co.
(a)
.................. 16,040 662,452
Orion Group Holdings, Inc.
(a) (b)
............ 51,817 271,003
Primoris Services Corp. ................ 63,021 3,618,036
Quanta Services, Inc.
(b)
................. 168,369 42,796,032
Sterling Infrastructure, Inc.
(a) (b)
............ 33,853 3,832,498
Tutor Perini Corp.
(a) (b)
.................. 57,591 1,334,959
Valmont Industries, Inc. ................. 22,698 6,477,328
WillScot Holdings Corp. ................ 216,687 6,023,899
163,927,309
Security
Shares
Shares Value
Construction Materials — 0.2%
CRH plc ........................... 772,086 $ 67,920,405
Eagle Materials, Inc. ................... 38,545 8,554,292
Knife River Corp.
(a) (b)
................... 65,519 5,910,469
Martin Marietta Materials, Inc. ............ 70,121 33,526,954
United States Lime & Minerals, Inc. ......... 14,066 1,243,153
Vulcan Materials Co. .................. 151,811 35,417,506
152,572,779
Consumer Finance — 0.6%
Ally Financial, Inc. .................... 310,804 11,335,022
American Express Co. ................. 634,486 170,708,458
Bread Financial Holdings, Inc. ............ 48,318 2,419,765
Capital One Financial Corp. .............. 434,166 77,845,964
Credit Acceptance Corp.
(a) (b)
.............. 7,608 3,928,391
Dave, Inc. , Class A
(a)
.................. 7,786 643,591
Discover Financial Services .............. 286,385 48,885,920
Encore Capital Group, Inc.
(a)
............. 26,808 918,978
Enova International, Inc.
(a)
............... 31,231 3,015,665
EZCORP, Inc. , Class A, NVS
(a)
............ 60,466 890,060
FirstCash Holdings, Inc. ................ 42,252 5,083,761
Green Dot Corp. , Class A
(a)
.............. 39,327 331,920
LendingClub Corp.
(a)
................... 125,438 1,294,520
LendingTree, Inc.
(a) (b)
.................. 14,204 714,035
Moneylion, Inc. , Class A
(a) (b)
.............. 8,647 748,052
Navient Corp. ....................... 107,310 1,355,325
Nelnet, Inc. , Class A ................... 20,322 2,254,319
NerdWallet, Inc. , Class A
(a) (b)
............. 61,263 554,430
OneMain Holdings, Inc. ................. 138,447 6,767,289
PRA Group, Inc.
(a)
.................... 50,525 1,041,826
PROG Holdings, Inc. .................. 54,479 1,449,141
SLM Corp. ......................... 244,806 7,189,952
SoFi Technologies, Inc.
(a) (b)
.............. 1,247,539 14,508,879
Synchrony Financial ................... 442,575 23,429,921
Upstart Holdings, Inc.
(a) (b)
................ 91,849 4,227,809
World Acceptance Corp.
(a)
............... 3,884 491,520
392,034,513
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc. , Class A ............ 453,661 9,976,005
Andersons, Inc. (The) .................. 37,037 1,589,998
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 150,527 17,175,131
Casey's General Stores, Inc. ............. 41,816 18,149,817
Chefs' Warehouse, Inc. (The)
(a) (b)
.......... 45,381 2,471,449
Costco Wholesale Corp. ................ 506,332 478,878,679
Dollar General Corp. .................. 252,326 22,187,025
Dollar Tree, Inc.
(a)
..................... 231,669 17,391,392
Grocery Outlet Holding Corp.
(a) (b)
........... 120,507 1,684,688
Ingles Markets, Inc. , Class A ............. 16,594 1,080,767
Kroger Co. (The) ..................... 754,312 51,059,379
Maplebear, Inc.
(a)
..................... 189,336 7,552,613
Performance Food Group Co.
(a)
........... 180,707 14,208,991
PriceSmart, Inc. ...................... 29,927 2,629,087
SpartanNash Co. ..................... 47,931 971,082
Sprouts Farmers Market, Inc.
(a)
............ 115,952 17,698,913
Sysco Corp. ........................ 558,411 41,903,162
Target Corp. ........................ 524,296 54,715,531
United Natural Foods, Inc.
(a)
.............. 65,325 1,789,252
US Foods Holding Corp.
(a)
............... 265,088 17,352,661
Walgreens Boots Alliance, Inc. ............ 825,502 9,220,857
Walmart, Inc. ........................ 4,949,603 434,525,647
Weis Markets, Inc. .................... 19,041 1,467,109
1,225,679,235
Containers & Packaging — 0.3%
Amcor plc .......................... 1,666,717 16,167,155
AptarGroup, Inc. ..................... 74,886 11,111,585

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Avery Dennison Corp. .................. 92,430 $ 16,449,767
Ball Corp. .......................... 343,940 17,908,956
Berry Global Group, Inc. ................ 126,194 8,809,603
Crown Holdings, Inc. .................. 134,741 12,026,982
Graphic Packaging Holding Co. ........... 332,816 8,639,903
Greif, Inc. , Class A, NVS ................ 27,292 1,500,787
Greif, Inc. , Class B .................... 10,081 597,602
International Paper Co. ................. 598,337 31,921,279
Myers Industries, Inc. .................. 47,614 568,035
O-I Glass, Inc.
(a) (b)
..................... 172,892 1,983,071
Packaging Corp. of America ............. 102,559 20,308,733
Pactiv Evergreen, Inc. ................. 56,855 1,023,958
Sealed Air Corp. ..................... 150,300 4,343,670
Silgan Holdings, Inc. ................... 94,263 4,818,725
Smurfit WestRock plc .................. 559,935 25,230,671
Sonoco Products Co. .................. 109,490 5,172,308
TriMas Corp. ........................ 51,428 1,204,958
189,787,748
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............. 22,820 578,944
Genuine Parts Co. .................... 159,416 18,992,822
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 32,566 462,437
LKQ Corp. ......................... 305,358 12,989,929
Pool Corp. ......................... 43,854 13,960,921
46,985,053
Diversified Consumer Services — 0.1%
ADT, Inc. .......................... 460,138 3,745,523
Adtalem Global Education, Inc.
(a) (b)
......... 45,174 4,546,311
American Public Education, Inc.
(a) (b)
......... 31,553 704,263
Bright Horizons Family Solutions, Inc.
(a)
...... 66,637 8,465,564
Carriage Services, Inc. ................. 20,070 777,713
Coursera, Inc.
(a)
...................... 167,747 1,117,195
Duolingo, Inc. , Class A
(a)
................ 42,848 13,306,018
Frontdoor, Inc.
(a)
...................... 91,584 3,518,657
Graham Holdings Co. , Class B ............ 3,708 3,562,869
Grand Canyon Education, Inc.
(a)
........... 32,828 5,679,901
H&R Block, Inc. ...................... 154,310 8,473,162
Laureate Education, Inc.
(a)
............... 160,916 3,290,732
Mister Car Wash, Inc.
(a) (b)
................ 138,937 1,096,213
OneSpaWorld Holdings Ltd. .............. 121,613 2,041,882
Perdoceo Education Corp. ............... 66,393 1,671,776
Service Corp. International .............. 164,420 13,186,484
Strategic Education, Inc. ................ 27,536 2,311,923
Stride, Inc.
(a) (b)
....................... 48,445 6,128,293
Udemy, Inc.
(a)
....................... 110,787 859,707
Universal Technical Institute, Inc.
(a) (b)
........ 56,600 1,453,488
85,937,674
Diversified REITs — 0.1%
Alexander & Baldwin, Inc. ............... 124,906 2,152,130
American Assets Trust, Inc. .............. 59,196 1,192,207
Armada Hoffler Properties, Inc. ........... 121,656 913,637
Broadstone Net Lease, Inc. .............. 219,452 3,739,462
CTO Realty Growth, Inc. ................ 32,748 632,364
Empire State Realty Trust, Inc. , Class A ...... 176,564 1,380,730
Essential Properties Realty Trust, Inc. ....... 201,237 6,568,376
Gladstone Commercial Corp. ............. 59,282 888,044
Global Net Lease, Inc. ................. 221,395 1,780,016
One Liberty Properties, Inc. .............. 36,484 958,435
WP Carey, Inc. ...................... 247,624 15,627,551
35,832,952
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.8%
Anterix, Inc.
(a)
....................... 23,114 $ 845,973
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 185,303 4,213,790
AT&T, Inc. .......................... 8,172,558 231,119,940
ATN International, Inc. ................. 20,600 418,386
Bandwidth, Inc. , Class A
(a)
............... 28,198 369,394
Cogent Communications Holdings, Inc.
(b)
..... 48,662 2,983,467
Frontier Communications Parent, Inc.
(a)
...... 252,119 9,040,987
Globalstar, Inc.
(a) (b)
.................... 56,451 1,177,568
IDT Corp. , Class B .................... 22,901 1,175,050
Iridium Communications, Inc. ............. 132,870 3,630,008
Liberty Global Ltd. , Class A
(a)
............. 165,731 1,907,564
Liberty Global Ltd. , Class C, NVS
(a)
......... 215,595 2,580,672
Liberty Latin America Ltd. , Class A
(a)
........ 59,994 379,762
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 132,980 825,806
Lumen Technologies, Inc.
(a)
.............. 1,174,541 4,604,201
Shenandoah Telecommunications Co. ....... 63,792 801,866
Verizon Communications, Inc. ............ 4,789,941 217,271,724
483,346,158
Electric Utilities — 1.5%
ALLETE, Inc. ....................... 69,862 4,589,933
Alliant Energy Corp. ................... 288,957 18,594,383
American Electric Power Co., Inc. .......... 605,491 66,162,002
Constellation Energy Corp. .............. 357,825 72,148,255
Duke Energy Corp. ................... 878,485 107,148,815
Edison International ................... 442,106 26,048,886
Entergy Corp. ....................... 491,627 42,029,192
Evergy, Inc. ......................... 252,733 17,425,940
Eversource Energy ................... 419,961 26,083,778
Exelon Corp. ........................ 1,141,058 52,579,953
FirstEnergy Corp. .................... 578,900 23,399,138
Genie Energy Ltd. , Class B .............. 22,006 331,190
Hawaiian Electric Industries, Inc.
(a)
......... 187,082 2,048,548
IDACORP, Inc. ...................... 56,868 6,609,199
MGE Energy, Inc. ..................... 41,455 3,853,657
NextEra Energy, Inc. .................. 2,346,038 166,310,634
NRG Energy, Inc. ..................... 230,377 21,991,788
OGE Energy Corp. .................... 245,380 11,277,665
Oklo, Inc.
(a) (b)
........................ 92,102 1,992,166
Otter Tail Corp. ...................... 47,797 3,841,445
PG&E Corp. ........................ 2,493,591 42,839,893
Pinnacle West Capital Corp. ............. 125,061 11,912,060
Portland General Electric Co. ............. 108,708 4,848,377
PPL Corp. ......................... 873,669 31,548,188
Southern Co. (The) ................... 1,249,336 114,876,445
TXNM Energy, Inc. .................... 108,817 5,819,533
Xcel Energy, Inc. ..................... 653,364 46,251,638
932,562,701
Electrical Equipment — 0.8%
Acuity, Inc. ......................... 35,109 9,245,955
Allient, Inc. ......................... 21,655 475,977
American Superconductor Corp.
(a) (b)
........ 48,779 884,851
AMETEK, Inc. ....................... 261,905 45,084,327
Array Technologies, Inc.
(a)
............... 161,317 785,614
Atkore, Inc. ......................... 42,910 2,574,171
Bloom Energy Corp. , Class A
(a) (b)
.......... 241,057 4,739,181
ChargePoint Holdings, Inc. , Class A
(a) (b)
...... 609,217 368,576
Eaton Corp. plc ...................... 449,951 122,310,180
Emerson Electric Co. .................. 644,715 70,686,552
EnerSys ........................... 47,798 4,377,341
Enovix Corp.
(a) (b)
...................... 172,020 1,262,627
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 297,177 1,123,329
Fluence Energy, Inc. , Class A
(a) (b)
.......... 66,415 322,113
GE Vernova, Inc. ..................... 314,653 96,057,268

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Generac Holdings, Inc.
(a)
................ 69,622 $ 8,817,626
GrafTech International Ltd.
(a)
............. 243,585 212,991
Hubbell, Inc. ........................ 60,522 20,027,335
LSI Industries, Inc. .................... 34,179 581,043
NEXTracker, Inc. , Class A
(a)
.............. 163,190 6,876,826
NuScale Power Corp. , Class A
(a) (b)
.......... 127,481 1,805,131
nVent Electric plc ..................... 191,615 10,044,458
Plug Power, Inc.
(a) (b)
................... 996,566 1,345,364
Powell Industries, Inc.
(b)
................ 10,461 1,781,822
Preformed Line Products Co. ............. 3,377 473,084
Regal Rexnord Corp. .................. 74,624 8,495,942
Rockwell Automation, Inc. ............... 129,111 33,359,700
Sensata Technologies Holding plc .......... 172,952 4,197,545
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 195,194 648,044
Sunrun, Inc.
(a) (b)
...................... 262,123 1,536,041
Thermon Group Holdings, Inc.
(a)
........... 38,668 1,076,904
Vertiv Holdings Co. , Class A ............. 434,683 31,384,113
Vicor Corp.
(a) (b)
....................... 27,874 1,303,946
494,265,977
Electronic Equipment, Instruments & Components — 0.7%
Advanced Energy Industries, Inc. .......... 42,909 4,089,657
Amphenol Corp. , Class A ............... 1,376,262 90,269,025
Arlo Technologies, Inc.
(a) (b)
............... 109,673 1,082,472
Arrow Electronics, Inc.
(a) (b)
............... 56,826 5,900,244
Avnet, Inc. ......................... 100,731 4,844,154
Badger Meter, Inc. .................... 32,885 6,256,371
Bel Fuse, Inc. , Class B, NVS ............. 16,147 1,208,764
Belden, Inc. ........................ 47,586 4,770,496
Benchmark Electronics, Inc. ............. 45,974 1,748,391
CDW Corp. ......................... 152,662 24,465,612
Cognex Corp. ....................... 201,644 6,015,041
Coherent Corp.
(a)
..................... 175,559 11,400,801
Corning, Inc. ........................ 880,346 40,302,240
Crane NXT Co. ...................... 59,020 3,033,628
CTS Corp. ......................... 42,917 1,783,201
Daktronics, Inc.
(a) (b)
.................... 62,070 756,013
ePlus, Inc.
(a)
........................ 30,367 1,853,298
Evolv Technologies Holdings, Inc.
(a) (b)
....... 110,659 345,256
Fabrinet
(a)
.......................... 41,650 8,226,291
FARO Technologies, Inc.
(a)
............... 23,277 635,462
Flex Ltd.
(a)
.......................... 436,120 14,426,850
Insight Enterprises, Inc.
(a) (b)
.............. 31,411 4,711,336
IPG Photonics Corp.
(a)
................. 36,591 2,310,356
Itron, Inc.
(a)
......................... 50,887 5,330,922
Jabil, Inc. .......................... 124,457 16,934,864
Keysight Technologies, Inc.
(a)
............. 198,159 29,678,273
Kimball Electronics, Inc.
(a) (b)
.............. 32,446 533,737
Knowles Corp.
(a)
..................... 116,124 1,765,085
Littelfuse, Inc. ....................... 28,820 5,670,047
Methode Electronics, Inc. ............... 40,786 260,215
MicroVision, Inc.
(a) (b)
................... 306,995 380,674
Mirion Technologies, Inc. , Class A
(a)
........ 240,096 3,481,392
Napco Security Technologies, Inc. ......... 42,783 984,865
nLight, Inc.
(a) (b)
....................... 71,963 559,153
Novanta, Inc.
(a)
...................... 41,323 5,283,972
OSI Systems, Inc.
(a) (b)
.................. 18,359 3,567,888
Ouster, Inc. , Class A
(a) (b)
................ 60,503 543,317
PAR Technology Corp.
(a)
................ 44,770 2,746,192
PC Connection, Inc. ................... 18,423 1,149,964
Plexus Corp.
(a)
....................... 30,230 3,873,370
Powerfleet, Inc.
(a) (b)
.................... 125,966 691,553
Red Cat Holdings, Inc.
(a) (b)
............... 79,476 467,319
Rogers Corp.
(a)
...................... 19,864 1,341,416
Sanmina Corp.
(a)
..................... 63,636 4,847,790
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
ScanSource, Inc.
(a)
.................... 31,829 $ 1,082,504
SmartRent, Inc. , Class A
(a)
............... 277,619 335,919
TD SYNNEX Corp. .................... 86,876 9,031,629
TE Connectivity plc ................... 334,569 47,281,291
Teledyne Technologies, Inc.
(a) (b)
........... 52,997 26,377,137
Trimble, Inc.
(a)
....................... 278,853 18,306,699
TTM Technologies, Inc.
(a)
................ 127,906 2,623,352
Vishay Intertechnology, Inc. .............. 143,113 2,275,497
Vishay Precision Group, Inc.
(a) (b)
........... 17,557 422,948
Vontier Corp. ........................ 170,722 5,608,218
Vuzix Corp.
(a) (b)
...................... 184,131 375,627
Zebra Technologies Corp. , Class A
(a)
........ 59,115 16,703,534
460,951,322
Energy Equipment & Services — 0.4%
Archrock, Inc. ....................... 202,839 5,322,495
Aris Water Solutions, Inc. , Class A ......... 30,629 981,353
Atlas Energy Solutions, Inc. .............. 81,884 1,460,811
Baker Hughes Co. , Class A .............. 1,129,624 49,646,975
Bristow Group, Inc.
(a)
.................. 30,018 947,968
Cactus, Inc. , Class A .................. 83,723 3,837,025
ChampionX Corp. .................... 225,127 6,708,785
Core Laboratories, Inc.
(b)
................ 64,042 959,990
Expro Group Holdings NV
(a)
.............. 135,204 1,343,928
Halliburton Co. ...................... 1,008,700 25,590,719
Helix Energy Solutions Group, Inc.
(a)
........ 183,277 1,523,032
Helmerich & Payne, Inc. ................ 117,959 3,081,089
Innovex International, Inc.
(a) (b)
............. 39,001 700,458
Kodiak Gas Services, Inc. ............... 46,316 1,727,587
Liberty Energy, Inc. , Class A ............. 187,549 2,968,901
Nabors Industries Ltd.
(a)
................ 12,403 517,329
Noble Corp. plc ...................... 148,952 3,530,162
NOV, Inc. .......................... 460,633 7,010,834
NPK International, Inc.
(a) (b)
............... 112,926 656,100
Oceaneering International, Inc.
(a)
.......... 120,952 2,637,963
Oil States International, Inc.
(a)
............. 79,230 408,034
Patterson-UTI Energy, Inc. .............. 424,123 3,486,291
ProPetro Holding Corp.
(a)
................ 92,917 682,940
RPC, Inc. .......................... 93,636 514,998
Schlumberger NV .................... 1,602,456 66,982,661
SEACOR Marine Holdings, Inc.
(a)
.......... 51,239 259,269
Select Water Solutions, Inc. , Class A ........ 112,310 1,179,255
Solaris Energy Infrastructure, Inc. , Class A .... 37,075 806,752
TechnipFMC plc ...................... 491,548 15,577,156
TETRA Technologies, Inc.
(a)
.............. 150,796 506,675
Tidewater, Inc.
(a) (b)
.................... 54,031 2,283,890
Transocean Ltd.
(a) (b)
................... 954,788 3,026,678
Valaris Ltd.
(a) (b)
....................... 69,409 2,724,997
Weatherford International plc ............. 81,361 4,356,882
223,949,982
Entertainment — 1.4%
AMC Entertainment Holdings, Inc. , Class A
(a)
.. 434,858 1,248,042
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 14,203 623,086
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
47,947 1,918,359
Cinemark Holdings, Inc. ................ 123,847 3,082,552
Electronic Arts, Inc. ................... 269,979 39,017,365
Eventbrite, Inc. , Class A
(a)
............... 113,528 239,544
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 27,380 2,230,648
Liberty Media Corp.-Liberty Formula One , Class
C
(a)
............................ 248,374 22,356,144
Liberty Media Corp.-Liberty Live , Class A
(a)
.... 31,058 2,088,340
Liberty Media Corp.-Liberty Live , Class C, NVS
(a)
54,463 3,711,109
Lions Gate Entertainment Corp. , Class A
(a) (b)
... 63,729 564,002

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Lions Gate Entertainment Corp. , Class B, NVS
(a)
158,901 $ 1,258,496
Live Nation Entertainment, Inc.
(a) (b)
......... 178,381 23,292,991
Madison Square Garden Entertainment Corp.
(a)
. 52,814 1,729,130
Madison Square Garden Sports Corp.
(a)
...... 18,801 3,660,931
Marcus Corp. (The) ................... 32,240 538,086
Netflix, Inc.
(a)
........................ 488,002 455,076,505
Playtika Holding Corp. ................. 97,188 502,462
ROBLOX Corp. , Class A
(a)
............... 623,032 36,316,535
Roku, Inc. , Class A
(a)
.................. 148,562 10,464,707
Sphere Entertainment Co. , Class A
(a)
........ 29,190 955,097
Take-Two Interactive Software, Inc.
(a)
........ 186,303 38,611,297
TKO Group Holdings, Inc. , Class A ......... 75,183 11,488,714
Vivid Seats, Inc. , Class A
(a) (b)
............. 99,766 295,307
Walt Disney Co. (The) ................. 2,065,627 203,877,385
Warner Bros Discovery, Inc.
(a)
............ 2,543,241 27,288,976
Warner Music Group Corp. , Class A ........ 166,173 5,209,524
897,645,334
Financial Services — 4.7%
Affirm Holdings, Inc. , Class A
(a)
............ 289,720 13,092,447
Alerus Financial Corp. ................. 29,752 549,222
Apollo Global Management, Inc. ........... 510,259 69,874,867
AvidXchange Holdings, Inc.
(a)
............. 224,944 1,907,525
Berkshire Hathaway, Inc. , Class B
(a) (b)
....... 2,089,171 1,112,650,691
Block, Inc. , Class A
(a) (b)
................. 638,061 34,665,854
Cannae Holdings, Inc. ................. 91,546 1,678,038
Cantaloupe, Inc.
(a)
.................... 94,811 746,163
Cass Information Systems, Inc. ........... 19,964 863,443
Corpay, Inc.
(a) (b)
...................... 79,468 27,712,081
Enact Holdings, Inc. ................... 48,895 1,699,101
Equitable Holdings, Inc. ................ 334,792 17,439,315
Essent Group Ltd. .................... 121,851 7,033,240
Euronet Worldwide, Inc.
(a)
............... 47,893 5,117,367
EVERTEC, Inc. ...................... 79,296 2,915,714
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 12,233 2,293,810
Fidelity National Information Services, Inc. .... 608,753 45,461,674
Fiserv, Inc.
(a)
........................ 647,682 143,027,616
Flywire Corp.
(a)
...................... 123,873 1,176,794
Global Payments, Inc. ................. 283,436 27,754,053
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 132,317 3,868,949
International Money Express, Inc.
(a)
......... 43,443 548,251
Jack Henry & Associates, Inc. ............ 83,146 15,182,460
Jackson Financial, Inc. , Class A ........... 56,429 4,727,622
Marqeta, Inc. , Class A
(a)
................ 520,862 2,145,951
Mastercard, Inc. , Class A ................ 926,849 508,024,474
Merchants Bancorp ................... 33,913 1,254,781
MGIC Investment Corp. ................ 280,508 6,950,988
Mr Cooper Group, Inc.
(a)
................ 75,322 9,008,511
NCR Atleos Corp.
(a)
................... 80,894 2,133,984
NewtekOne, Inc. ..................... 36,131 432,127
NMI Holdings, Inc. , Class A
(a)
............. 99,205 3,576,340
Paymentus Holdings, Inc. , Class A
(a) (b)
....... 23,798 621,128
Payoneer Global, Inc.
(a)
................. 202,265 1,478,557
PayPal Holdings, Inc.
(a)
................. 1,129,913 73,726,823
PennyMac Financial Services, Inc. ......... 36,327 3,636,696
Radian Group, Inc. .................... 177,975 5,885,633
Remitly Global, Inc.
(a)
.................. 179,569 3,735,035
Repay Holdings Corp. , Class A
(a) (b)
......... 101,471 565,193
Rocket Cos., Inc. , Class A
(b)
.............. 164,828 1,989,474
Sezzle, Inc.
(a)
....................... 19,792 690,543
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 78,788 6,437,768
Toast, Inc. , Class A
(a) (b)
................. 476,649 15,810,447
UWM Holdings Corp. , Class A ............ 139,125 759,623
Security
Shares
Shares Value
Financial Services (continued)
Velocity Financial, Inc.
(a) (b)
............... 32,010 $ 598,907
Visa, Inc. , Class A .................... 1,962,770 687,872,374
Voya Financial, Inc. ................... 109,030 7,387,873
Walker & Dunlop, Inc. .................. 40,898 3,491,053
Waterstone Financial, Inc. ............... 48,679 654,733
Western Union Co. (The) ............... 288,726 3,054,721
WEX, Inc.
(a) (b)
........................ 39,820 6,252,536
2,900,162,570
Food Products — 0.7%
Alico, Inc. .......................... 22,701 677,398
Archer-Daniels-Midland Co. .............. 546,463 26,235,689
B&G Foods, Inc. ..................... 128,909 885,605
Beyond Meat, Inc.
(a) (b)
.................. 168,104 512,717
Bunge Global SA ..................... 150,621 11,510,457
Calavo Growers, Inc. .................. 21,710 520,823
Cal-Maine Foods, Inc. .................. 47,593 4,326,204
Campbell's Co. (The) .................. 227,754 9,091,940
Conagra Brands, Inc. .................. 539,159 14,379,370
Darling Ingredients, Inc.
(a)
............... 182,843 5,712,015
Flowers Foods, Inc. ................... 231,662 4,403,895
Fresh Del Monte Produce, Inc. ............ 46,691 1,439,484
Freshpet, Inc.
(a)
...................... 57,095 4,748,591
General Mills, Inc. .................... 619,243 37,024,539
Hain Celestial Group, Inc. (The)
(a)
.......... 101,769 422,341
Hershey Co. (The) .................... 166,369 28,454,090
Hormel Foods Corp. ................... 333,970 10,333,032
Ingredion, Inc. ....................... 72,781 9,840,719
J & J Snack Foods Corp. ................ 18,929 2,493,328
J M Smucker Co. (The) ................. 121,063 14,335,070
John B Sanfilippo & Son, Inc. ............. 11,097 786,333
Kellanova .......................... 308,339 25,434,884
Kraft Heinz Co. (The) .................. 1,003,953 30,550,290
Lamb Weston Holdings, Inc. ............. 163,180 8,697,494
Lancaster Colony Corp. ................ 22,630 3,960,250
McCormick & Co., Inc. (Non-Voting) , NVS .... 287,578 23,670,545
Mission Produce, Inc.
(a)
................. 58,046 608,322
Mondelez International, Inc. , Class A ........ 1,480,557 100,455,792
Pilgrim's Pride Corp.
(a)
................. 45,341 2,471,538
Post Holdings, Inc.
(a)
................... 51,287 5,967,755
Seaboard Corp. ...................... 260 701,251
Simply Good Foods Co. (The)
(a) (b)
.......... 108,824 3,753,340
SunOpta, Inc.
(a)
...................... 114,819 558,020
Tootsie Roll Industries, Inc. .............. 25,635 806,990
TreeHouse Foods, Inc.
(a)
................ 57,310 1,552,528
Tyson Foods, Inc. , Class A .............. 324,886 20,730,976
Utz Brands, Inc. , Class A ................ 83,318 1,173,117
Vital Farms, Inc.
(a) (b)
................... 34,638 1,055,420
WK Kellogg Co. ...................... 74,128 1,477,371
421,759,523
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 177,533 27,443,051
Chesapeake Utilities Corp. .............. 25,913 3,328,007
MDU Resources Group, Inc. ............. 232,824 3,937,054
National Fuel Gas Co. ................. 104,530 8,277,731
New Jersey Resources Corp. ............. 120,375 5,905,597
Northwest Natural Holding Co. ............ 56,450 2,411,544
ONE Gas, Inc. ....................... 64,388 4,867,089
Southwest Gas Holdings, Inc. ............ 69,953 5,022,625
Spire, Inc. .......................... 65,472 5,123,184
UGI Corp. .......................... 241,393 7,982,867
74,298,749

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation — 0.9%
ArcBest Corp. ....................... 27,496 $ 1,940,668
Avis Budget Group, Inc.
(a)
............... 21,665 1,644,374
Covenant Logistics Group, Inc. , Class A ...... 22,186 492,529
CSX Corp. ......................... 2,200,564 64,762,599
FTAI Infrastructure, Inc. ................. 172,036 779,323
Heartland Express, Inc. ................. 53,088 489,471
Hertz Global Holdings, Inc.
(a) (b)
............ 160,103 630,806
JB Hunt Transport Services, Inc. .......... 90,701 13,419,213
Knight-Swift Transportation Holdings, Inc. .... 185,149 8,052,130
Landstar System, Inc. .................. 40,014 6,010,103
Lyft, Inc. , Class A
(a)
.................... 422,877 5,019,550
Marten Transport Ltd. .................. 73,514 1,008,612
Norfolk Southern Corp. ................. 258,073 61,124,590
Old Dominion Freight Line, Inc. ........... 214,463 35,482,903
RXO, Inc.
(a) (b)
........................ 176,024 3,362,058
Ryder System, Inc. .................... 46,614 6,703,559
Saia, Inc.
(a) (b)
........................ 30,371 10,612,539
Schneider National, Inc. , Class B .......... 51,043 1,166,333
Uber Technologies, Inc.
(a)
............... 2,383,848 173,687,165
U-Haul Holding Co. , NVS ............... 115,171 6,815,820
U-Haul Holding Co.
(a) (b)
................. 10,764 703,535
Union Pacific Corp. ................... 686,951 162,285,304
Werner Enterprises, Inc. ................ 77,216 2,262,429
XPO, Inc.
(a)
......................... 131,961 14,196,364
582,651,977
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories ................... 1,976,544 262,188,562
Align Technology, Inc.
(a)
................. 80,894 12,850,821
Alphatec Holdings, Inc.
(a)
................ 112,071 1,136,400
AngioDynamics, Inc.
(a)
................. 74,146 696,231
Artivion, Inc.
(a) (b)
...................... 60,526 1,487,729
AtriCure, Inc.
(a)
...................... 58,118 1,874,887
Avanos Medical, Inc.
(a)
................. 57,634 825,895
AxoGen, Inc.
(a) (b)
..................... 46,817 866,115
Baxter International, Inc. ................ 586,527 20,076,819
Becton Dickinson & Co. ................ 326,792 74,854,976
Boston Scientific Corp.
(a)
................ 1,681,255 169,605,004
Butterfly Network, Inc. , Class A
(a) (b)
......... 205,643 468,866
Cerus Corp.
(a)
....................... 307,396 427,280
CONMED Corp. ...................... 37,809 2,283,286
Cooper Cos., Inc. (The)
(a) (b)
.............. 229,748 19,379,244
Dentsply Sirona, Inc. .................. 250,419 3,741,260
Dexcom, Inc.
(a)
...................... 446,239 30,473,661
Edwards Lifesciences Corp.
(a)
............ 671,877 48,697,645
Embecta Corp. ...................... 63,190 805,673
Enovis Corp.
(a) (b)
...................... 70,734 2,702,746
Envista Holdings Corp.
(a)
................ 204,655 3,532,345
GE HealthCare Technologies, Inc. ......... 519,170 41,902,211
Glaukos Corp.
(a) (b)
..................... 63,717 6,271,027
Globus Medical, Inc. , Class A
(a) (b)
.......... 130,421 9,546,817
Haemonetics Corp.
(a)
.................. 59,777 3,798,828
Hologic, Inc.
(a)
....................... 262,637 16,223,088
ICU Medical, Inc.
(a)
.................... 27,898 3,873,916
IDEXX Laboratories, Inc.
(a)
............... 94,010 39,479,500
Inspire Medical Systems, Inc.
(a)
........... 34,421 5,482,577
Insulet Corp.
(a)
....................... 79,638 20,913,735
Integer Holdings Corp.
(a) (b)
............... 38,589 4,553,888
Integra LifeSciences Holdings Corp.
(a)
....... 80,428 1,768,612
Intuitive Surgical, Inc.
(a)
................. 407,199 201,673,449
iRhythm Technologies, Inc.
(a) (b)
............ 38,125 3,990,925
Lantheus Holdings, Inc.
(a) (b)
.............. 78,792 7,690,099
LeMaitre Vascular, Inc. ................. 24,056 2,018,298
LivaNova plc
(a)
....................... 61,954 2,433,553
Masimo Corp.
(a)
...................... 51,524 8,583,898
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Medtronic plc ....................... 1,462,446 $ 131,415,398
Merit Medical Systems, Inc.
(a)
............. 67,885 7,176,123
Neogen Corp.
(a) (b)
..................... 230,184 1,995,695
Novocure Ltd.
(a)
...................... 119,071 2,121,845
Omnicell, Inc.
(a)
...................... 51,887 1,813,970
OraSure Technologies, Inc.
(a)
............. 108,743 366,464
Orthofix Medical, Inc.
(a)
................. 46,428 757,241
OrthoPediatrics Corp.
(a)
................. 17,916 441,271
Paragon 28, Inc.
(a) (b)
................... 67,367 879,813
Penumbra, Inc.
(a)
..................... 44,522 11,905,628
PROCEPT BioRobotics Corp.
(a) (b)
.......... 60,117 3,502,416
Pulmonx Corp.
(a) (b)
.................... 60,704 408,538
Pulse Biosciences, Inc.
(a) (b)
............... 35,069 564,260
QuidelOrtho Corp.
(a)
................... 78,628 2,749,621
ResMed, Inc. ....................... 168,063 37,620,903
RxSight, Inc.
(a)
....................... 41,480 1,047,370
Semler Scientific, Inc.
(a) (b)
................ 10,347 374,561
Senseonics Holdings, Inc.
(a) (b)
............. 914,467 599,982
SI-BONE, Inc.
(a) (b)
..................... 50,405 707,182
Solventum Corp.
(a)
.................... 155,754 11,843,534
STAAR Surgical Co.
(a) (b)
................. 57,071 1,006,162
STERIS plc ......................... 112,971 25,604,877
Stryker Corp. ....................... 391,545 145,752,626
Surmodics, Inc.
(a)
..................... 16,176 493,853
Tandem Diabetes Care, Inc.
(a)
............ 76,879 1,473,002
Teleflex, Inc. ........................ 54,039 7,467,649
TransMedics Group, Inc.
(a) (b)
.............. 37,214 2,503,758
Treace Medical Concepts, Inc.
(a)
........... 64,555 541,617
UFP Technologies, Inc.
(a)
................ 8,411 1,696,583
Varex Imaging Corp.
(a)
................. 46,669 541,360
Zimmer Biomet Holdings, Inc. ............ 225,335 25,503,415
Zimvie, Inc.
(a)
........................ 38,545 416,286
1,470,472,869
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.
(a)
............. 107,452 3,257,945
Accolade, Inc.
(a)
...................... 80,222 559,950
AdaptHealth Corp.
(a) (b)
.................. 123,549 1,339,271
Addus HomeCare Corp.
(a)
............... 21,453 2,121,487
agilon health, Inc.
(a)
................... 348,640 1,509,611
Alignment Healthcare, Inc.
(a)
............. 130,458 2,429,128
Amedisys, Inc.
(a)
..................... 38,652 3,580,335
AMN Healthcare Services, Inc.
(a)
........... 41,639 1,018,490
Astrana Health, Inc.
(a)
.................. 49,179 1,525,041
BrightSpring Health Services, Inc.
(a) (b)
....... 67,481 1,220,731
Brookdale Senior Living, Inc.
(a) (b)
........... 211,295 1,322,707
Cardinal Health, Inc. ................... 274,418 37,806,568
Castle Biosciences, Inc.
(a)
............... 30,761 615,835
Cencora, Inc. ....................... 195,725 54,429,165
Centene Corp.
(a)
..................... 564,572 34,275,166
Chemed Corp. ....................... 17,140 10,546,585
Cigna Group (The) .................... 312,325 102,754,925
Clover Health Investments Corp. , Class A
(a) (b)
.. 541,561 1,944,204
Community Health Systems, Inc.
(a)
......... 180,146 486,394
Concentra Group Holdings Parent, Inc. ...... 131,986 2,864,096
CorVel Corp.
(a)
....................... 30,882 3,457,858
Cross Country Healthcare, Inc.
(a)
.......... 39,760 592,026
CVS Health Corp. .................... 1,437,505 97,390,964
DaVita, Inc.
(a) (b)
...................... 50,827 7,775,006
Elevance Health, Inc. .................. 264,503 115,048,225
Encompass Health Corp. ............... 113,080 11,452,742
Enhabit, Inc.
(a)
....................... 76,894 675,898
Ensign Group, Inc. (The) ................ 63,965 8,277,071
Fulgent Genetics, Inc.
(a) (b)
............... 33,189 560,894
GeneDx Holdings Corp. , Class A
(a) (b)
........ 26,170 2,317,746

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Guardant Health, Inc.
(a)
................. 139,619 $ 5,947,769
HCA Healthcare, Inc. .................. 203,903 70,458,682
HealthEquity, Inc.
(a) (b)
.................. 100,846 8,911,761
Henry Schein, Inc.
(a) (b)
.................. 141,672 9,703,115
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 221,252 6,537,997
Humana, Inc. ....................... 138,048 36,527,501
Labcorp Holdings, Inc. ................. 95,228 22,163,365
LifeStance Health Group, Inc.
(a)
........... 170,246 1,133,838
McKesson Corp. ..................... 142,559 95,940,781
Molina Healthcare, Inc.
(a)
................ 63,462 20,903,748
National HealthCare Corp. ............... 17,518 1,625,670
National Research Corp. ................ 21,608 276,582
NeoGenomics, Inc.
(a)
.................. 151,624 1,438,912
OPKO Health, Inc.
(a) (b)
.................. 449,219 745,704
Option Care Health, Inc.
(a)
............... 193,217 6,752,934
Owens & Minor, Inc.
(a)
.................. 93,088 840,585
PACS Group, Inc.
(a) (b)
.................. 48,186 541,611
Patterson Cos., Inc. ................... 92,690 2,895,636
Pediatrix Medical Group, Inc.
(a)
............ 101,951 1,477,270
Pennant Group, Inc. (The)
(a)
.............. 41,809 1,051,496
Premier, Inc. , Class A .................. 109,498 2,111,121
Privia Health Group, Inc.
(a)
............... 125,347 2,814,040
Progyny, Inc.
(a)
....................... 86,062 1,922,625
Quest Diagnostics, Inc. ................. 126,341 21,376,897
RadNet, Inc.
(a)
....................... 75,112 3,734,569
Select Medical Holdings Corp. ............ 124,267 2,075,259
Surgery Partners, Inc.
(a) (b)
............... 95,925 2,278,219
Talkspace, Inc.
(a)
..................... 191,719 490,801
Tenet Healthcare Corp.
(a)
................ 109,761 14,762,855
UnitedHealth Group, Inc. ................ 1,049,699 549,779,851
Universal Health Services, Inc. , Class B ..... 66,247 12,447,811
US Physical Therapy, Inc. ............... 18,317 1,325,418
1,424,150,487
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 177,165 16,389,534
American Healthcare REIT, Inc. ........... 169,651 5,140,425
CareTrust REIT, Inc. ................... 215,751 6,166,164
Community Healthcare Trust, Inc. .......... 44,778 813,168
Diversified Healthcare Trust .............. 294,674 707,218
Global Medical REIT, Inc. ............... 60,574 530,022
Healthcare Realty Trust, Inc. , Class A ....... 446,743 7,549,957
Healthpeak Properties, Inc. .............. 798,285 16,141,323
LTC Properties, Inc. ................... 57,899 2,052,520
Medical Properties Trust, Inc.
(b)
............ 689,879 4,159,970
National Health Investors, Inc. ............ 55,999 4,136,086
Omega Healthcare Investors, Inc. .......... 320,104 12,189,560
Sabra Health Care REIT, Inc. ............. 282,830 4,941,040
Sila Realty Trust, Inc.
(b)
................. 62,343 1,665,182
Universal Health Realty Income Trust ....... 13,341 546,447
Ventas, Inc. ........................ 497,857 34,232,647
Welltower, Inc. ....................... 693,198 106,204,866
223,566,129
Health Care Technology — 0.1%
Certara, Inc.
(a) (b)
...................... 128,998 1,277,080
Doximity, Inc. , Class A
(a)
................ 152,861 8,870,524
Evolent Health, Inc. , Class A
(a) (b)
........... 125,667 1,190,067
GoodRx Holdings, Inc. , Class A
(a) (b)
......... 111,329 490,961
Health Catalyst, Inc.
(a)
.................. 74,394 337,005
HealthStream, Inc. .................... 29,701 955,778
Phreesia, Inc.
(a)
...................... 73,185 1,870,609
Schrodinger, Inc.
(a) (b)
................... 62,472 1,233,197
Simulations Plus, Inc. .................. 21,627 530,294
Teladoc Health, Inc.
(a) (b)
................. 205,068 1,632,341
Security
Shares
Shares Value
Health Care Technology (continued)
Veeva Systems, Inc. , Class A
(a) (b)
.......... 170,188 $ 39,420,646
Waystar Holding Corp.
(a)
................ 76,712 2,865,960
60,674,462
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. .............. 281,036 3,628,175
Chatham Lodging Trust ................. 104,387 744,279
DiamondRock Hospitality Co. ............. 239,830 1,851,488
Host Hotels & Resorts, Inc. .............. 812,352 11,543,522
Park Hotels & Resorts, Inc. .............. 256,190 2,736,109
Pebblebrook Hotel Trust ................ 145,248 1,471,362
RLJ Lodging Trust .................... 192,546 1,519,188
Ryman Hospitality Properties, Inc. ......... 67,873 6,206,307
Service Properties Trust ................ 195,679 510,722
Summit Hotel Properties, Inc. ............. 144,688 782,762
Sunstone Hotel Investors, Inc. ............ 251,331 2,365,025
Xenia Hotels & Resorts, Inc. ............. 113,254 1,331,867
34,690,806
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc. , Class A
(a)
........ 70,493 699,291
Airbnb, Inc. , Class A
(a)
.................. 493,356 58,936,308
Aramark ........................... 303,801 10,487,211
BJ's Restaurants, Inc.
(a)
................. 29,689 1,017,145
Bloomin' Brands, Inc. .................. 99,870 716,068
Booking Holdings, Inc. ................. 37,738 173,855,570
Boyd Gaming Corp.
(b)
.................. 78,011 5,135,464
Brinker International, Inc.
(a)
.............. 52,930 7,889,217
Caesars Entertainment, Inc.
(a)
............ 244,412 6,110,300
Carnival Corp.
(a) (b)
..................... 1,190,248 23,245,543
Cava Group, Inc.
(a) (b)
................... 92,643 8,005,282
Cheesecake Factory, Inc. (The) ........... 61,292 2,982,469
Chipotle Mexican Grill, Inc.
(a)
............. 1,545,778 77,613,513
Choice Hotels International, Inc.
(b)
.......... 23,324 3,096,961
Churchill Downs, Inc. .................. 82,411 9,153,390
Cracker Barrel Old Country Store, Inc. ....... 27,829 1,080,322
Darden Restaurants, Inc. ............... 133,868 27,812,416
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 41,764 733,793
Denny's Corp.
(a)
...................... 72,395 265,690
Dine Brands Global, Inc. ................ 21,601 502,655
Domino's Pizza, Inc. ................... 39,276 18,045,358
DoorDash, Inc. , Class A
(a) (b)
.............. 388,013 70,917,136
DraftKings, Inc. , Class A
(a)
............... 561,388 18,643,695
Dutch Bros, Inc. , Class A
(a)
.............. 130,697 8,069,233
Everi Holdings, Inc.
(a)
.................. 102,331 1,398,865
Expedia Group, Inc. ................... 140,532 23,623,429
First Watch Restaurant Group, Inc.
(a) (b)
....... 41,176 685,580
Flutter Entertainment plc
(a)
............... 202,648 44,896,664
Global Business Travel Group I
(a) (b)
......... 114,508 831,328
Golden Entertainment, Inc. .............. 24,478 645,974
Hilton Grand Vacations, Inc.
(a) (b)
........... 71,005 2,656,297
Hilton Worldwide Holdings, Inc. ........... 270,971 61,659,451
Hyatt Hotels Corp. , Class A .............. 47,860 5,862,850
Jack in the Box, Inc. ................... 23,428 637,007
Krispy Kreme, Inc. .................... 112,793 554,942
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 8,751 448,051
Las Vegas Sands Corp. ................ 396,597 15,320,542
Life Time Group Holdings, Inc.
(a) (b)
.......... 108,579 3,279,086
Light & Wonder, Inc. , Class A
(a)
............ 101,351 8,778,010
Lindblad Expeditions Holdings, Inc.
(a)
........ 58,948 546,448
Lucky Strike Entertainment Corp. , Class A
(b)
... 46,955 458,281
Marriott International, Inc. , Class A ......... 259,827 61,890,791
Marriott Vacations Worldwide Corp. ......... 40,186 2,581,549
McDonald's Corp. .................... 815,680 254,793,962
MGM Resorts International
(a)
............. 257,109 7,620,711

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc. ............ 14,591 $ 1,134,450
Norwegian Cruise Line Holdings Ltd.
(a)
....... 501,986 9,517,655
Papa John's International, Inc. ............ 39,905 1,639,297
Penn Entertainment, Inc.
(a) (b)
............. 174,087 2,839,359
Planet Fitness, Inc. , Class A
(a)
............ 96,051 9,279,487
Playa Hotels & Resorts NV
(a) (b)
............ 136,558 1,820,318
PlayAGS, Inc.
(a)
...................... 50,717 614,183
Portillo's, Inc. , Class A
(a) (b)
............... 72,565 862,798
RCI Hospitality Holdings, Inc.
(b)
............ 10,295 442,067
Red Rock Resorts, Inc. , Class A ........... 54,852 2,378,931
Royal Caribbean Cruises Ltd. ............ 283,242 58,189,236
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 97,512 1,045,329
Sabre Corp.
(a) (b)
...................... 452,998 1,272,924
Shake Shack, Inc. , Class A
(a)
............. 46,463 4,096,643
Six Flags Entertainment Corp. ............ 106,041 3,782,482
Soho House & Co., Inc. , Class A
(a) (b)
........ 73,085 451,665
Starbucks Corp. ...................... 1,295,210 127,047,149
Sweetgreen, Inc. , Class A
(a) (b)
............. 121,683 3,044,509
Texas Roadhouse, Inc. ................. 75,196 12,529,909
Travel + Leisure Co. ................... 82,802 3,832,905
United Parks & Resorts, Inc.
(a) (b)
........... 38,142 1,733,935
Vail Resorts, Inc. ..................... 42,987 6,878,780
Wendy's Co. (The) .................... 204,043 2,985,149
Wingstop, Inc. ....................... 33,488 7,554,223
Wyndham Hotels & Resorts, Inc. .......... 89,369 8,088,788
Wynn Resorts Ltd. .................... 105,255 8,788,793
Yum! Brands, Inc. .................... 315,825 49,698,222
1,365,733,034
Household Durables — 0.4%
Beazer Homes USA, Inc.
(a)
.............. 32,415 660,942
Cavco Industries, Inc.
(a)
................. 10,011 5,202,016
Century Communities, Inc. .............. 31,931 2,142,570
Champion Homes, Inc.
(a) (b)
............... 61,670 5,843,849
Cricut, Inc. , Class A ................... 64,957 334,529
DR Horton, Inc. ...................... 323,141 41,080,915
Dream Finders Homes, Inc. , Class A
(a)
....... 27,078 610,880
Ethan Allen Interiors, Inc. ............... 32,311 895,015
Garmin Ltd. ......................... 174,357 37,858,136
Green Brick Partners, Inc.
(a)
.............. 37,752 2,201,319
Helen of Troy Ltd.
(a)
................... 26,152 1,398,871
Hovnanian Enterprises, Inc. , Class A
(a) (b)
..... 5,900 617,789
Installed Building Products, Inc. ........... 27,615 4,734,868
KB Home .......................... 87,366 5,077,712
La-Z-Boy, Inc. ....................... 51,547 2,014,972
Leggett & Platt, Inc. ................... 152,518 1,206,417
Lennar Corp. , Class A .................. 259,323 29,765,094
Lennar Corp. , Class B ................. 22,863 2,493,667
LGI Homes, Inc.
(a) (b)
................... 23,173 1,540,309
Lovesac Co. (The)
(a) (b)
.................. 23,784 432,393
M/I Homes, Inc.
(a)
..................... 32,519 3,713,020
Meritage Homes Corp. ................. 81,148 5,751,770
Mohawk Industries, Inc.
(a)
............... 59,762 6,823,625
Newell Brands, Inc. ................... 455,077 2,821,477
NVR, Inc.
(a)
......................... 3,375 24,449,816
PulteGroup, Inc. ..................... 221,763 22,797,236
Somnigroup International, Inc. ............ 217,281 13,010,786
Sonos, Inc.
(a)
........................ 161,408 1,722,223
Taylor Morrison Home Corp.
(a)
............ 114,148 6,853,446
Toll Brothers, Inc. ..................... 112,684 11,898,304
TopBuild Corp.
(a)
...................... 33,446 10,199,358
TRI Pointe Homes, Inc.
(a)
................ 118,801 3,792,128
Whirlpool Corp. ...................... 61,577 5,549,935
265,495,387
Security
Shares
Shares Value
Household Products — 1.1%
Central Garden & Pet Co. , Class A, NVS
(a)
.... 77,058 $ 2,522,108
Church & Dwight Co., Inc. ............... 275,998 30,384,620
Clorox Co. (The) ..................... 140,718 20,720,726
Colgate-Palmolive Co. ................. 917,419 85,962,160
Energizer Holdings, Inc. ................ 85,536 2,559,237
Kimberly-Clark Corp. .................. 371,732 52,867,725
Procter & Gamble Co. (The) ............. 2,670,882 455,171,711
Reynolds Consumer Products, Inc. ......... 73,035 1,742,615
Spectrum Brands Holdings, Inc. ........... 34,793 2,489,439
WD-40 Co. ......................... 15,907 3,881,308
658,301,649
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 819,990 10,184,276
Clearway Energy, Inc. , Class A ............ 39,984 1,137,945
Clearway Energy, Inc. , Class C ........... 97,701 2,957,409
Ormat Technologies, Inc. ................ 68,164 4,823,966
Talen Energy Corp.
(a) (b)
................. 52,922 10,566,936
Vistra Corp. ........................ 389,749 45,772,122
75,442,654
Industrial Conglomerates — 0.4%
3M Co. ............................ 618,792 90,875,793
Honeywell International, Inc. ............. 740,631 156,828,614
247,704,407
Industrial REITs — 0.3%
Americold Realty Trust, Inc. .............. 300,656 6,452,078
EastGroup Properties, Inc. .............. 56,990 10,038,789
First Industrial Realty Trust, Inc. ........... 144,094 7,775,312
Industrial Logistics Properties Trust ......... 120,988 416,199
Innovative Industrial Properties, Inc. ........ 31,848 1,722,658
Lineage, Inc.
(b)
....................... 65,486 3,839,444
LXP Industrial Trust ................... 331,962 2,871,471
Plymouth Industrial REIT, Inc. ............ 60,984 994,039
Prologis, Inc. ........................ 1,058,331 118,310,823
Rexford Industrial Realty, Inc. ............ 263,027 10,297,507
STAG Industrial, Inc. .................. 206,100 7,444,332
Terreno Realty Corp. .................. 107,446 6,792,736
176,955,388
Insurance — 2.5%
Aflac, Inc. .......................... 574,784 63,910,233
Allstate Corp. (The) ................... 300,887 62,304,671
Ambac Financial Group, Inc.
(a)
............ 82,362 720,668
American Financial Group, Inc. ........... 82,839 10,880,074
American International Group, Inc. ......... 679,476 59,073,643
AMERISAFE, Inc. .................... 26,093 1,371,187
Aon plc , Class A ..................... 246,683 98,448,718
Arch Capital Group Ltd. ................ 427,757 41,141,668
Arthur J Gallagher & Co. ................ 290,528 100,301,887
Assurant, Inc. ....................... 62,361 13,080,220
Assured Guaranty Ltd. ................. 61,200 5,391,720
Axis Capital Holdings Ltd. ............... 95,211 9,543,951
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
82,393 3,682,143
Brighthouse Financial, Inc.
(a)
............. 77,576 4,498,632
Brown & Brown, Inc. ................... 274,653 34,166,833
Chubb Ltd. ......................... 424,230 128,113,218
Cincinnati Financial Corp. ............... 178,097 26,308,489
CNA Financial Corp. ................... 25,972 1,319,118
CNO Financial Group, Inc. ............... 141,424 5,890,310
Donegal Group, Inc. , Class A ............. 49,969 980,892
Employers Holdings, Inc. ................ 19,355 980,137
Enstar Group Ltd.
(a)
................... 15,756 5,236,979
Erie Indemnity Co. , Class A, NVS .......... 28,582 11,977,287
Everest Group Ltd. .................... 48,788 17,726,144

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
F&G Annuities & Life, Inc. ............... 24,469 $ 882,107
Fidelity National Financial, Inc. , Class A ...... 294,880 19,190,790
First American Financial Corp. ............ 121,546 7,977,064
Genworth Financial, Inc. , Class A
(a)
......... 397,137 2,815,701
Globe Life, Inc. ...................... 97,443 12,835,192
Goosehead Insurance, Inc. , Class A ........ 29,352 3,465,297
Hanover Insurance Group, Inc. (The) ....... 42,557 7,402,790
Hartford Insurance Group, Inc. (The) ........ 338,122 41,835,835
HCI Group, Inc. ...................... 9,796 1,461,857
Heritage Insurance Holdings, Inc.
(a)
......... 36,743 529,834
Hippo Holdings, Inc.
(a)
.................. 19,614 501,334
Horace Mann Educators Corp. ............ 20,403 871,820
Kemper Corp. ....................... 71,474 4,778,037
Kinsale Capital Group, Inc.
(b)
............. 25,443 12,383,363
Lemonade, Inc.
(a) (b)
.................... 70,723 2,222,824
Lincoln National Corp. ................. 164,472 5,906,190
Loews Corp. ........................ 198,944 18,284,943
Markel Group, Inc.
(a)
................... 14,648 27,386,047
Marsh & McLennan Cos., Inc. ............ 559,312 136,488,907
MBIA, Inc.
(a)
........................ 60,778 302,674
Mercury General Corp. ................. 34,068 1,904,401
MetLife, Inc. ........................ 677,600 54,404,504
Old Republic International Corp. ........... 275,048 10,787,383
Oscar Health, Inc. , Class A
(a) (b)
............ 225,302 2,953,709
Palomar Holdings, Inc.
(a)
................ 31,242 4,282,653
Primerica, Inc. ....................... 42,092 11,976,437
Principal Financial Group, Inc. ............ 236,899 19,987,169
ProAssurance Corp.
(a)
.................. 35,368 825,843
Progressive Corp. (The) ................ 666,843 188,723,237
Prudential Financial, Inc. ................ 416,970 46,567,210
Reinsurance Group of America, Inc. ........ 75,402 14,846,654
RenaissanceRe Holdings Ltd. ............ 55,221 13,253,040
RLI Corp. .......................... 96,060 7,716,500
Root, Inc. , Class A
(a)
................... 11,319 1,510,407
Ryan Specialty Holdings, Inc. , Class A ....... 124,195 9,174,285
Safety Insurance Group, Inc. ............. 20,902 1,648,750
Selective Insurance Group, Inc. ........... 70,505 6,454,028
Selectquote, Inc.
(a)
.................... 193,954 647,806
SiriusPoint Ltd.
(a)
..................... 86,505 1,495,671
Skyward Specialty Insurance Group, Inc.
(a)
.... 43,436 2,298,633
Stewart Information Services Corp. ......... 33,817 2,412,843
Tiptree, Inc. ........................ 39,823 959,336
Travelers Cos., Inc. (The) ............... 258,637 68,399,141
Trupanion, Inc.
(a) (b)
.................... 47,291 1,762,536
United Fire Group, Inc. ................. 23,569 694,343
Universal Insurance Holdings, Inc. ......... 33,080 783,996
Unum Group ........................ 165,559 13,486,436
White Mountains Insurance Group Ltd.
(b)
..... 2,833 5,455,820
Willis Towers Watson plc ................ 116,127 39,245,120
WR Berkley Corp. .................... 342,354 24,361,911
1,573,591,230
Interactive Media & Services — 5.5%
Alphabet, Inc. , Class A ................. 6,642,613 1,027,213,674
Alphabet, Inc. , Class C, NVS ............. 5,400,716 843,753,861
Bumble, Inc. , Class A
(a)
................. 135,591 588,465
Cargurus, Inc. , Class A
(a) (b)
............... 103,294 3,008,954
Cars.com, Inc.
(a)
...................... 80,965 912,476
EverQuote, Inc. , Class A
(a)
............... 22,597 591,816
fuboTV, Inc.
(a) (b)
...................... 488,721 1,427,065
Grindr, Inc.
(a)
........................ 38,967 697,509
IAC, Inc.
(a) (b)
........................ 82,262 3,779,116
Match Group, Inc. .................... 284,646 8,880,955
Meta Platforms, Inc. , Class A ............. 2,497,509 1,439,464,287
Nextdoor Holdings, Inc. , Class A
(a)
......... 293,229 448,641
Security
Shares
Shares Value
Interactive Media & Services (continued)
Pinterest, Inc. , Class A
(a)
................ 686,893 $ 21,293,683
QuinStreet, Inc.
(a)
..................... 71,314 1,272,242
Reddit, Inc. , Class A
(a) (b)
................. 122,160 12,814,584
Rumble, Inc. , Class A
(a) (b)
................ 155,876 1,102,043
Shutterstock, Inc. ..................... 27,402 510,499
Snap, Inc. , Class A, NVS
(a) (b)
............. 1,246,510 10,857,102
TripAdvisor, Inc.
(a)
.................... 130,795 1,853,365
Trump Media & Technology Group Corp.
(a) (b)
... 105,541 2,062,271
Vimeo, Inc.
(a)
........................ 165,056 868,195
Yelp, Inc.
(a)
......................... 82,284 3,046,977
Ziff Davis, Inc.
(a) (b)
..................... 54,351 2,042,511
ZipRecruiter, Inc. , Class A
(a)
.............. 99,761 587,592
ZoomInfo Technologies, Inc.
(a)
............ 342,186 3,421,860
3,392,499,743
IT Services — 1.3%
Accenture plc , Class A ................. 712,978 222,477,655
Akamai Technologies, Inc.
(a)
.............. 171,652 13,817,986
Applied Digital Corp.
(a) (b)
................ 210,569 1,183,398
ASGN, Inc.
(a)
........................ 54,244 3,418,457
Backblaze, Inc. , Class A
(a)
............... 53,258 257,236
BigBear.ai Holdings, Inc.
(a) (b)
.............. 152,413 435,901
BigCommerce Holdings, Inc.
(a) (b)
........... 104,498 601,908
Cloudflare, Inc. , Class A
(a) (b)
.............. 350,624 39,511,819
Cognizant Technology Solutions Corp. , Class A . 559,478 42,800,067
Couchbase, Inc.
(a)
.................... 40,939 644,789
DigitalOcean Holdings, Inc.
(a) (b)
............ 73,571 2,456,536
DXC Technology Co.
(a)
................. 210,986 3,597,311
EPAM Systems, Inc.
(a)
.................. 65,139 10,998,069
Fastly, Inc. , Class A
(a)
.................. 138,978 879,731
Gartner, Inc.
(a)
....................... 87,604 36,770,903
GoDaddy, Inc. , Class A
(a)
................ 160,401 28,894,636
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 71,595 1,120,462
Hackett Group, Inc. (The) ............... 29,795 870,610
International Business Machines Corp. ...... 1,054,302 262,162,735
Kyndryl Holdings, Inc.
(a)
................. 268,332 8,425,625
MongoDB, Inc. , Class A
(a)
............... 84,235 14,774,819
Okta, Inc. , Class A
(a)
................... 187,469 19,725,488
Snowflake, Inc. , Class A
(a)
............... 377,907 55,234,887
Twilio, Inc. , Class A
(a)
.................. 176,599 17,290,808
Unisys Corp.
(a)
....................... 81,375 373,511
VeriSign, Inc.
(a)
...................... 91,264 23,169,192
811,894,539
Leisure Products — 0.1%
Acushnet Holdings Corp.
(b)
.............. 33,032 2,267,977
Brunswick Corp. ..................... 74,019 3,985,923
Funko, Inc. , Class A
(a) (b)
................. 61,993 425,272
Hasbro, Inc. ........................ 149,622 9,200,257
Malibu Boats, Inc. , Class A
(a) (b)
............ 26,679 818,512
MasterCraft Boat Holdings, Inc.
(a)
.......... 29,959 515,894
Mattel, Inc.
(a) (b)
....................... 387,356 7,526,327
Peloton Interactive, Inc. , Class A
(a)
......... 423,116 2,674,093
Polaris, Inc. ......................... 67,359 2,757,678
Smith & Wesson Brands, Inc. ............. 60,549 564,317
Sturm Ruger & Co., Inc. ................ 24,483 961,937
Topgolf Callaway Brands Corp.
(a)
.......... 174,397 1,149,276
YETI Holdings, Inc.
(a) (b)
................. 98,463 3,259,125
36,106,588
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc. , Class A
(a) (b)
........... 121,834 1,063,611
Adaptive Biotechnologies Corp.
(a) (b)
......... 167,463 1,244,250
Agilent Technologies, Inc. ............... 328,132 38,384,881
Avantor, Inc.
(a)
....................... 778,576 12,620,717
Azenta, Inc.
(a) (b)
...................... 62,859 2,177,436

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
BioLife Solutions, Inc.
(a)
................. 41,983 $ 958,892
Bio-Rad Laboratories, Inc. , Class A
(a)
........ 22,386 5,452,334
Bio-Techne Corp. ..................... 180,526 10,584,239
Bruker Corp. ........................ 126,383 5,275,226
Charles River Laboratories International, Inc.
(a)
. 59,968 9,026,383
CryoPort, Inc.
(a)
...................... 56,954 346,280
Cytek Biosciences, Inc.
(a)
................ 105,454 422,871
Danaher Corp. ...................... 731,091 149,873,655
Fortrea Holdings, Inc.
(a) (b)
................ 93,922 709,111
Illumina, Inc.
(a)
....................... 183,328 14,545,244
IQVIA Holdings, Inc.
(a)
.................. 194,978 34,374,621
Maravai LifeSciences Holdings, Inc. , Class A
(a)
. 133,302 294,597
MaxCyte, Inc.
(a)
...................... 146,245 399,249
Medpace Holdings, Inc.
(a)
............... 29,391 8,955,144
Mesa Laboratories, Inc. ................ 6,060 719,080
Mettler-Toledo International, Inc.
(a)
......... 24,284 28,677,218
OmniAb, Inc.
(a) (b)
..................... 115,702 277,685
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 7,100 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 7,100 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 379,898 448,280
Quanterix Corp.
(a) (b)
................... 44,873 292,123
Repligen Corp.
(a) (b)
.................... 60,203 7,660,230
Revvity, Inc. ........................ 142,645 15,091,841
Sotera Health Co.
(a)
................... 172,772 2,014,522
Standard BioTools, Inc.
(a) (b)
............... 296,102 319,790
Thermo Fisher Scientific, Inc. ............. 436,588 217,246,189
Waters Corp.
(a)
...................... 67,790 24,985,360
West Pharmaceutical Services, Inc. ........ 82,779 18,532,563
612,973,622
Machinery — 1.8%
3D Systems Corp.
(a) (b)
.................. 168,016 356,194
AGCO Corp. ........................ 70,373 6,514,429
Alamo Group, Inc. .................... 11,487 2,047,098
Albany International Corp. , Class A ......... 39,416 2,721,281
Allison Transmission Holdings, Inc. ......... 96,897 9,270,136
Astec Industries, Inc. .................. 24,304 837,273
Atmus Filtration Technologies, Inc. ......... 97,728 3,589,549
Blue Bird Corp.
(a) (b)
.................... 36,906 1,194,647
Caterpillar, Inc. ...................... 544,553 179,593,579
Chart Industries, Inc.
(a) (b)
................ 49,256 7,110,596
CNH Industrial NV .................... 994,046 12,206,885
Columbus McKinnon Corp. .............. 40,670 688,543
Crane Co. .......................... 55,561 8,510,834
Cummins, Inc. ....................... 155,899 48,864,983
Deere & Co. ........................ 288,719 135,510,263
Donaldson Co., Inc. ................... 130,349 8,741,204
Douglas Dynamics, Inc. ................ 29,103 676,063
Dover Corp. ........................ 155,385 27,298,037
Energy Recovery, Inc.
(a)
................ 72,317 1,149,117
Enerpac Tool Group Corp. , Class A
(b)
........ 64,072 2,874,270
Enpro, Inc. ......................... 24,138 3,905,287
Esab Corp. ......................... 65,266 7,603,489
ESCO Technologies, Inc. ............... 30,416 4,839,794
Federal Signal Corp. .................. 70,413 5,178,876
Flowserve Corp. ..................... 154,152 7,528,784
Fortive Corp.
(b)
....................... 390,873 28,604,086
Franklin Electric Co., Inc. ............... 46,260 4,342,889
Gates Industrial Corp. plc
(a)
.............. 248,744 4,579,377
Gorman-Rupp Co. (The) ................ 33,639 1,180,729
Graco, Inc. ......................... 191,075 15,956,673
Greenbrier Cos., Inc. (The) .............. 36,217 1,855,035
Helios Technologies, Inc. ................ 40,676 1,305,293
Hillenbrand, Inc. ..................... 81,813 1,974,966
Hillman Solutions Corp.
(a) (b)
.............. 222,724 1,957,744
Security
Shares
Shares Value
Machinery (continued)
Hyster-Yale, Inc. , Class A ............... 11,534 $ 479,122
IDEX Corp. ......................... 85,032 15,388,241
Illinois Tool Works, Inc. ................. 302,863 75,113,053
Ingersoll Rand, Inc.
(b)
.................. 462,056 36,978,342
ITT, Inc. ........................... 93,285 12,048,691
JBT Marel Corp. ..................... 52,892 6,463,402
Kadant, Inc.
(b)
....................... 14,304 4,819,161
Kennametal, Inc. ..................... 91,741 1,954,083
Lincoln Electric Holdings, Inc. ............ 64,674 12,233,734
Lindsay Corp. ....................... 13,928 1,762,171
Luxfer Holdings plc ................... 53,806 638,139
Manitowoc Co., Inc. (The)
(a)
.............. 49,716 427,060
Microvast Holdings, Inc.
(a) (b)
.............. 314,099 367,496
Middleby Corp. (The)
(a) (b)
................ 61,517 9,349,354
Miller Industries, Inc. .................. 13,949 591,019
Mueller Industries, Inc. ................. 129,378 9,850,841
Mueller Water Products, Inc. , Class A ....... 182,182 4,631,066
Nordson Corp. ....................... 61,807 12,467,708
Omega Flex, Inc. ..................... 6,213 216,088
Oshkosh Corp. ...................... 74,564 7,014,981
Otis Worldwide Corp. .................. 447,489 46,180,865
PACCAR, Inc. ....................... 597,174 58,146,832
Parker-Hannifin Corp. .................. 146,379 88,976,475
Pentair plc ......................... 186,214 16,290,001
Proto Labs, Inc.
(a)
..................... 30,276 1,060,871
RBC Bearings, Inc.
(a)
.................. 35,655 11,472,709
REV Group, Inc. ..................... 59,570 1,882,412
Shyft Group, Inc. (The) ................. 40,341 326,359
Snap-on, Inc. ....................... 59,696 20,118,149
SPX Technologies, Inc.
(a)
................ 53,184 6,849,035
Standex International Corp. .............. 16,221 2,617,907
Stanley Black & Decker, Inc. ............. 179,111 13,770,054
Symbotic, Inc. , Class A
(a) (b)
............... 39,550 799,305
Tennant Co. ........................ 21,448 1,710,478
Terex Corp. ......................... 75,414 2,849,141
Timken Co. (The) ..................... 73,661 5,294,016
Titan International, Inc.
(a)
................ 68,085 571,233
Toro Co. (The) ....................... 116,430 8,470,282
Trinity Industries, Inc. .................. 101,302 2,842,534
Wabash National Corp. ................. 53,531 591,518
Watts Water Technologies, Inc. , Class A ...... 30,490 6,217,521
Westinghouse Air Brake Technologies Corp. ... 196,198 35,580,507
Worthington Enterprises, Inc. ............. 36,213 1,813,909
Xylem, Inc. ......................... 278,106 33,222,543
1,131,016,411
Marine Transportation — 0.0%
Genco Shipping & Trading Ltd. ............ 56,739 758,033
Kirby Corp.
(a)
........................ 67,893 6,857,872
Matson, Inc. ........................ 38,240 4,901,221
12,517,126
Media — 0.6%
Altice USA, Inc. , Class A
(a) (b)
.............. 318,019 845,930
Boston
Omaha Corp. , Class A
(a) (b)
.......... 50,940 742,705
Cable One, Inc. ...................... 5,978 1,588,773
Charter Communications, Inc. , Class A
(a) (b)
.... 109,874 40,491,865
Clear Channel Outdoor Holdings, Inc.
(a)
...... 473,380 525,452
Comcast Corp. , Class A ................ 4,302,508 158,762,545
EchoStar Corp. , Class A
(a) (b)
.............. 138,850 3,551,783
Fox Corp. , Class A, NVS ................ 270,222 15,294,565
Fox Corp. , Class B .................... 126,135 6,648,576
Gannett Co., Inc.
(a)
.................... 156,387 451,958
Gray Media, Inc. ..................... 93,553 404,149
Ibotta, Inc. , Class A
(a) (b)
................. 9,375 395,625

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Integral Ad Science Holding Corp.
(a)
........ 75,410 $ 607,805
Interpublic Group of Cos., Inc. (The) ........ 432,288 11,740,942
John Wiley & Sons, Inc. , Class A .......... 49,317 2,197,565
Liberty Broadband Corp. , Class A
(a)
......... 20,341 1,728,985
Liberty Broadband Corp. , Class C, NVS
(a)
.... 129,092 10,979,275
Magnite, Inc.
(a) (b)
...................... 152,852 1,744,041
National CineMedia, Inc.
(a)
............... 126,071 736,255
New York Times Co. (The) , Class A ......... 184,286 9,140,586
News Corp. , Class A, NVS .............. 431,908 11,756,536
News Corp. , Class B
(b)
................. 131,027 3,979,290
Nexstar Media Group, Inc. ............... 33,904 6,076,275
Omnicom Group, Inc. .................. 221,409 18,357,020
Paramount Global , Class B, NVS .......... 701,541 8,390,430
PubMatic, Inc. , Class A
(a)
................ 53,033 484,722
Scholastic Corp. ..................... 34,160 644,941
Sinclair, Inc. , Class A .................. 49,835 793,871
Sirius XM Holdings, Inc. ................ 251,183 5,662,921
Stagwell, Inc. , Class A
(a) (b)
............... 125,679 760,358
TechTarget, Inc.
(a) (b)
................... 31,528 466,930
TEGNA, Inc. ........................ 183,696 3,346,941
Thryv Holdings, Inc.
(a) (b)
................. 67,894 869,722
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 514,772 28,168,324
WideOpenWest, Inc.
(a)
................. 79,823 395,124
358,732,785
Metals & Mining — 0.5%
Alcoa Corp. ......................... 297,926 9,086,743
Alpha Metallurgical Resources, Inc.
(a)
....... 12,554 1,572,389
ATI, Inc.
(a)
.......................... 163,027 8,482,295
Carpenter Technology Corp.
(b)
............ 56,478 10,232,684
Century Aluminum Co.
(a)
................ 59,295 1,100,515
Cleveland-Cliffs, Inc.
(a) (b)
................ 556,860 4,577,389
Coeur Mining, Inc.
(a) (b)
.................. 726,915 4,303,337
Commercial Metals Co. ................. 124,705 5,737,677
Compass Minerals International, Inc.
(a)
....... 41,066 381,503
Freeport-McMoRan, Inc. ................ 1,646,741 62,345,614
Hecla Mining Co.
(b)
.................... 718,327 3,993,898
Ivanhoe Electric, Inc.
(a) (b)
................ 105,434 612,572
Kaiser Aluminum Corp. ................. 20,984 1,272,050
Materion Corp. ...................... 24,262 1,979,779
McEwen Mining, Inc.
(a) (b)
................ 47,832 361,132
Metallus, Inc.
(a) (b)
..................... 58,378 779,930
MP Materials Corp. , Class A
(a) (b)
........... 146,844 3,584,462
Newmont Corp. ...................... 1,301,994 62,860,270
Nucor Corp. ........................ 268,603 32,323,685
Olympic Steel, Inc. .................... 10,466 329,888
Radius Recycling, Inc. , Class A ........... 30,086 868,884
Ramaco Resources, Inc. , Class A .......... 47,081 387,477
Reliance, Inc. ....................... 62,317 17,994,034
Royal Gold, Inc. ...................... 75,591 12,359,884
Ryerson Holding Corp. ................. 34,164 784,405
Steel Dynamics, Inc. ................... 159,452 19,944,256
SunCoke Energy, Inc. .................. 111,868 1,029,186
United States Steel Corp. ............... 259,554 10,968,752
Warrior Met Coal, Inc. .................. 61,258 2,923,232
Worthington Steel, Inc. ................. 48,436 1,226,884
284,404,806
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. ................ 1,018,232 9,754,663
Annaly Capital Management, Inc. .......... 636,290 12,923,050
Apollo Commercial Real Estate Finance, Inc. .. 144,552 1,383,363
Arbor Realty Trust, Inc.
(b)
................ 190,696 2,240,678
Ares Commercial Real Estate Corp. ........ 94,259 436,419
ARMOUR Residential REIT, Inc. ........... 80,949 1,384,228
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Blackstone Mortgage Trust, Inc. , Class A ..... 189,831 $ 3,796,620
BrightSpire Capital, Inc. , Class A .......... 209,595 1,165,348
Chimera Investment Corp. ............... 95,578 1,226,266
Claros Mortgage Trust, Inc. .............. 137,941 514,520
Dynex Capital, Inc. .................... 128,816 1,677,184
Ellington Financial, Inc. ................. 152,809 2,026,247
Franklin BSP Realty Trust, Inc. ............ 102,040 1,299,990
Granite Point Mortgage Trust, Inc. ......... 129,763 337,384
Invesco Mortgage Capital, Inc. ............ 65,338 515,517
KKR Real Estate Finance Trust, Inc. ........ 73,689 795,841
Ladder Capital Corp. , Class A ............ 128,085 1,461,450
MFA Financial, Inc. .................... 116,086 1,191,042
New York Mortgage Trust, Inc. ............ 104,771 679,964
Orchid Island Capital, Inc. ............... 126,481 951,137
PennyMac Mortgage Investment Trust ....... 98,804 1,447,479
Ready Capital Corp. ................... 225,068 1,145,596
Redwood Trust, Inc. ................... 178,859 1,085,674
Rithm Capital Corp. ................... 537,811 6,157,936
Starwood Property Trust, Inc. ............. 342,363 6,768,516
TPG RE Finance Trust, Inc. .............. 79,274 646,083
Two Harbors Investment Corp. ............ 121,412 1,622,064
64,634,259
Multi-Utilities — 0.6%
Ameren Corp. ....................... 302,767 30,397,807
Avista Corp. ........................ 86,010 3,601,239
Black Hills Corp. ..................... 82,152 4,982,519
CenterPoint Energy, Inc. ................ 748,369 27,113,409
CMS Energy Corp. .................... 329,635 24,758,885
Consolidated Edison, Inc. ............... 391,948 43,345,529
Dominion Energy, Inc. .................. 961,244 53,896,951
DTE Energy Co. ..................... 236,526 32,704,450
NiSource, Inc. ....................... 535,949 21,486,195
Northwestern Energy Group, Inc. .......... 82,087 4,750,375
Public Service Enterprise Group, Inc. ....... 570,117 46,920,629
Sempra ........................... 724,880 51,727,437
Unitil Corp. ......................... 24,067 1,388,425
WEC Energy Group, Inc. ................ 355,632 38,756,775
385,830,625
Office REITs — 0.1%
Brandywine Realty Trust ................ 187,539 836,424
BXP, Inc. .......................... 162,362 10,909,103
COPT Defense Properties ............... 128,967 3,516,930
Cousins Properties, Inc. ................ 190,590 5,622,405
Douglas Emmett, Inc. .................. 171,883 2,750,128
Easterly Government Properties, Inc. ....... 152,971 1,621,493
Highwoods Properties, Inc. .............. 121,580 3,603,631
Hudson Pacific Properties, Inc. ............ 171,114 504,786
JBG SMITH Properties ................. 109,086 1,757,375
Kilroy Realty Corp. .................... 122,214 4,003,731
NET Lease Office Properties
(a) (b)
........... 22,226 697,452
Orion Properties, Inc. .................. 143,711 307,542
Paramount Group, Inc. ................. 214,149 920,841
Peakstone Realty Trust , Class E .......... 47,022 592,477
Piedmont Office Realty Trust, Inc. , Class A .... 140,267 1,033,768
Postal Realty Trust, Inc. , Class A .......... 51,717 738,519
SL Green Realty Corp. ................. 83,546 4,820,604
Vornado Realty Trust .................. 191,551 7,085,471
51,322,680
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Corp. ................ 405,213 7,293,834
Antero Resources Corp.
(a)
............... 337,755 13,658,812
APA Corp. ......................... 431,477 9,069,647
Berry Corp. ......................... 87,831 281,938

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
California Resources Corp. .............. 78,297 $ 3,442,719
Calumet, Inc.
(a) (b)
..................... 79,743 1,011,141
Centrus Energy Corp. , Class A
(a) (b)
......... 15,921 990,445
Cheniere Energy, Inc. .................. 255,244 59,063,462
Chevron Corp. ....................... 1,902,463 318,263,035
Chord Energy Corp. ................... 68,060 7,671,723
Civitas Resources, Inc. ................. 102,088 3,561,850
Clean Energy Fuels Corp.
(a) (b)
............. 259,773 402,648
CNX Resources Corp.
(a) (b)
............... 170,752 5,375,273
Comstock Resources, Inc.
(a)
.............. 111,226 2,262,337
ConocoPhillips ...................... 1,453,709 152,668,519
Core Natural Resources, Inc. ............. 58,580 4,516,518
Coterra Energy, Inc. ................... 859,794 24,848,047
Crescent Energy, Inc. , Class A ............ 200,095 2,249,068
CVR Energy, Inc. ..................... 37,727 731,904
Delek US Holdings, Inc. ................ 82,453 1,242,567
Devon Energy Corp. ................... 745,798 27,892,845
Diamondback Energy, Inc. ............... 213,864 34,192,576
Dorian LPG Ltd. ...................... 47,516 1,061,507
DT Midstream, Inc. .................... 113,880 10,987,142
EOG Resources, Inc. .................. 637,350 81,733,764
EQT Corp. ......................... 687,427 36,729,225
Excelerate Energy, Inc. , Class A ........... 27,449 787,237
Expand Energy Corp. .................. 242,091 26,949,570
Exxon Mobil Corp. .................... 4,959,321 589,812,047
Gevo, Inc.
(a) (b)
....................... 525,265 609,307
Gulfport Energy Corp.
(a)
................ 13,406 2,468,581
Harvest Natural Resources, Inc.
(a) (d)
......... 8,626 —
Hess Corp. ......................... 315,650 50,418,775
HF Sinclair Corp. ..................... 174,589 5,740,486
Infinity Natural Resources, Inc. , Class A
(a)
.... 15,063 282,431
International Seaways, Inc. .............. 46,238 1,535,102
Kinder Morgan, Inc. ................... 2,222,156 63,398,111
Kinetik Holdings, Inc. , Class A ............ 43,132 2,240,276
Kosmos Energy Ltd.
(a) (b)
................. 534,300 1,218,204
Magnolia Oil & Gas Corp. , Class A
(b)
........ 207,232 5,234,680
Marathon Petroleum Corp. .............. 359,656 52,398,283
Matador Resources Co. ................ 132,174 6,752,770
Murphy Oil Corp. ..................... 168,485 4,784,974
New Fortress Energy, Inc. , Class A
(b)
........ 160,072 1,330,198
NextDecade Corp.
(a) (b)
.................. 173,685 1,351,269
Northern Oil & Gas, Inc. ................ 116,378 3,518,107
Occidental Petroleum Corp. .............. 773,386 38,174,333
ONEOK, Inc. ........................ 707,655 70,213,529
Ovintiv, Inc. ......................... 303,428 12,986,718
Par Pacific Holdings, Inc.
(a)
.............. 61,597 878,373
PBF Energy, Inc. , Class A ............... 114,739 2,190,368
Peabody Energy Corp. ................. 145,023 1,965,062
Permian Resources Corp. , Class A ......... 749,618 10,382,209
Phillips 66 .......................... 470,370 58,081,288
Range Resources Corp. ................ 286,153 11,426,089
REX American Resources Corp.
(a)
......... 17,956 674,607
Sable Offshore Corp. , Class A
(a) (b)
.......... 73,635 1,868,120
SandRidge Energy, Inc. ................ 50,988 582,283
Sitio Royalties Corp. , Class A ............. 102,699 2,040,629
SM Energy Co. ...................... 141,068 4,224,987
Talos Energy, Inc.
(a) (b)
.................. 164,618 1,600,087
Targa Resources Corp. ................. 249,103 49,937,678
Texas Pacific Land Corp.
(b)
.............. 21,452 28,423,686
Uranium Energy Corp.
(a) (b)
............... 484,980 2,318,204
VAALCO Energy, Inc. .................. 121,821 458,047
Valero Energy Corp. ................... 357,764 47,249,892
Venture Global, Inc. , Class A
(b)
............ 93,139 959,332
Viper Energy, Inc. , Class A .............. 145,483 6,568,557
Vital Energy, Inc.
(a)
.................... 30,686 651,157
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Vitesse Energy, Inc. ................... 35,031 $ 861,412
Williams Cos., Inc. (The) ................ 1,390,416 83,091,260
World Kinect Corp. .................... 72,806 2,064,778
2,071,905,639
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
............... 20,197 512,398
Louisiana-Pacific Corp. ................. 69,744 6,415,053
Magnera Corp.
(a) (b)
.................... 48,841 886,953
Mercer International, Inc. ................ 74,029 455,278
Sylvamo Corp. ...................... 40,370 2,707,616
10,977,298
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
................. 146,010 7,186,612
Allegiant Travel Co. ................... 13,989 722,532
American Airlines Group, Inc.
(a)
............ 764,921 8,069,917
Delta Air Lines, Inc. ................... 731,529 31,894,664
Frontier Group Holdings, Inc.
(a) (b)
........... 78,834 342,140
JetBlue Airways Corp.
(a) (b)
............... 328,285 1,582,334
Joby Aviation, Inc. , Class A
(a) (b)
............ 535,599 3,224,306
SkyWest, Inc.
(a)
...................... 49,632 4,336,348
Southwest Airlines Co. ................. 681,661 22,890,176
Sun Country Airlines Holdings, Inc.
(a)
........ 42,517 523,809
United Airlines Holdings, Inc.
(a)
............ 373,945 25,820,902
106,593,740
Personal Care Products — 0.2%
BellRing Brands, Inc.
(a)
................. 146,143 10,881,808
Coty, Inc. , Class A
(a)
................... 441,022 2,412,390
Edgewell Personal Care Co. ............. 61,287 1,912,767
elf Beauty, Inc.
(a) (b)
.................... 63,598 3,993,318
Estee Lauder Cos., Inc. (The) , Class A ...... 268,634 17,729,844
Herbalife Ltd.
(a) (b)
..................... 122,015 1,052,989
Honest Co., Inc. (The)
(a)
................ 117,824 553,773
Interparfums, Inc. ..................... 21,618 2,461,642
Kenvue, Inc. ........................ 2,193,519 52,600,586
Nu Skin Enterprises, Inc. , Class A .......... 61,200 444,312
Olaplex Holdings, Inc.
(a) (b)
............... 223,245 283,521
USANA Health Sciences, Inc.
(a)
........... 19,976 538,753
94,865,703
Pharmaceuticals — 3.2%
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 180,160 1,509,741
Amphastar Pharmaceuticals, Inc.
(a)
......... 43,170 1,251,498
ANI Pharmaceuticals, Inc.
(a)
.............. 24,715 1,654,669
Aquestive Therapeutics, Inc.
(a) (b)
........... 146,063 423,583
Arvinas, Inc.
(a) (b)
...................... 84,351 592,144
Atea Pharmaceuticals, Inc.
(a) (b)
............ 168,917 505,062
Axsome Therapeutics, Inc.
(a)
............. 49,341 5,754,641
Bristol-Myers Squibb Co. ................ 2,314,289 141,148,486
Collegium Pharmaceutical, Inc.
(a) (b)
......... 39,363 1,174,986
Corcept Therapeutics, Inc.
(a)
............. 108,480 12,390,586
CorMedix, Inc.
(a) (b)
.................... 67,019 412,837
Edgewise Therapeutics, Inc.
(a) (b)
........... 69,839 1,536,458
Elanco Animal Health, Inc.
(a) (b)
............ 580,811 6,098,516
Eli Lilly & Co. ....................... 898,773 742,305,608
Enliven Therapeutics, Inc.
(a) (b)
............. 36,183 712,081
Esperion Therapeutics, Inc.
(a) (b)
............ 312,659 450,229
Evolus, Inc.
(a)
....................... 64,345 774,070
EyePoint Pharmaceuticals, Inc.
(a) (b)
......... 97,757 529,843
Harmony Biosciences Holdings, Inc.
(a)
....... 43,300 1,437,127
Harrow, Inc.
(a)
....................... 32,861 874,103
Impact BioMedical, Inc.
(a)
................ 6 5
Innoviva, Inc.
(a)
...................... 74,767 1,355,526
Intra-Cellular Therapies, Inc.
(a)
............ 113,897 15,025,292

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Jazz Pharmaceuticals plc
(a)
.............. 69,979 $ 8,687,893
Johnson & Johnson ................... 2,743,867 455,042,903
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 24,731 2,600,217
Liquidia Corp.
(a) (b)
..................... 57,838 853,111
Merck & Co., Inc. ..................... 2,887,513 259,183,167
Mind Medicine MindMed, Inc.
(a) (b)
.......... 94,005 549,929
Nuvation Bio, Inc. , Class A
(a) (b)
............ 369,639 650,565
Ocular Therapeutix, Inc.
(a) (b)
.............. 163,810 1,200,727
Omeros Corp.
(a) (b)
..................... 61,086 502,127
Organon & Co. ...................... 297,506 4,429,864
Pacira BioSciences, Inc.
(a)
............... 61,592 1,530,561
Perrigo Co. plc ...................... 154,129 4,321,777
Pfizer, Inc. ......................... 6,465,871 163,845,171
Phibro Animal Health Corp. , Class A ........ 42,259 902,652
Prestige Consumer Healthcare, Inc.
(a)
....... 60,797 5,226,718
Royalty Pharma plc , Class A ............. 432,630 13,467,772
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 526,987 )
(a) (b) (f)
.................... 50,285 12,447
SIGA Technologies, Inc.
(a)
............... 54,748 300,019
Supernus Pharmaceuticals, Inc.
(a)
.......... 62,302 2,040,391
Tarsus Pharmaceuticals, Inc.
(a) (b)
........... 39,253 2,016,427
Theravance Biopharma, Inc.
(a) (b)
........... 87,996 785,804
Trevi Therapeutics, Inc.
(a) (b)
.............. 98,650 620,509
Viatris, Inc. ......................... 1,388,237 12,091,544
WaVe Life Sciences Ltd.
(a)
............... 149,611 1,208,857
Xeris Biopharma Holdings, Inc.
(a) (b)
......... 241,647 1,326,642
Zevra Therapeutics, Inc.
(a) (b)
.............. 84,752 634,792
Zoetis, Inc. , Class A ................... 512,009 84,302,282
1,966,251,959
Professional Services — 0.9%
Alight, Inc. , Class A ................... 528,897 3,136,359
Amentum Holdings, Inc.
(a)
............... 163,718 2,979,668
Automatic Data Processing, Inc. ........... 461,756 141,080,311
Barrett Business Services, Inc. ............ 39,476 1,624,437
Booz Allen Hamilton Holding Corp. ......... 145,499 15,216,285
Broadridge Financial Solutions, Inc. ........ 133,489 32,365,743
CACI International, Inc. , Class A
(a) (b)
........ 24,916 9,142,179
CBIZ, Inc.
(a) (b)
........................ 56,776 4,307,027
Clarivate plc
(a) (b)
...................... 506,856 1,991,944
Concentrix Corp. ..................... 54,024 3,005,895
Conduent, Inc.
(a)
..................... 264,502 714,155
CRA International, Inc. ................. 10,115 1,751,918
CSG Systems International, Inc. ........... 31,795 1,922,644
Dayforce, Inc.
(a) (b)
..................... 185,099 10,796,825
Dun & Bradstreet Holdings, Inc. ........... 359,389 3,212,938
Equifax, Inc. ........................ 141,793 34,535,103
ExlService Holdings, Inc.
(a)
.............. 189,167 8,930,574
Exponent, Inc. ....................... 58,210 4,718,503
First Advantage Corp.
(a) (b)
............... 86,636 1,220,701
Franklin Covey Co.
(a)
.................. 19,523 539,225
FTI Consulting, Inc.
(a)
.................. 40,546 6,652,788
Genpact Ltd. ........................ 182,125 9,175,458
Heidrick & Struggles International, Inc. ...... 33,784 1,446,969
Huron Consulting Group, Inc.
(a)
............ 19,330 2,772,889
ICF International, Inc. .................. 22,251 1,890,667
Innodata, Inc.
(a) (b)
..................... 34,555 1,240,525
Insperity, Inc. ........................ 40,020 3,570,985
Jacobs Solutions, Inc. .................. 138,692 16,766,476
KBR, Inc. .......................... 153,530 7,647,329
Kelly Services, Inc. , Class A, NVS ......... 51,511 678,400
Kforce, Inc. ......................... 24,425 1,194,138
Korn Ferry ......................... 61,315 4,158,996
Legalzoom.com, Inc.
(a)
................. 128,878 1,109,640
Leidos Holdings, Inc. .................. 149,152 20,126,571
Security
Shares
Shares Value
Professional Services (continued)
ManpowerGroup, Inc. .................. 58,028 $ 3,358,661
Maximus, Inc. ....................... 63,717 4,344,862
NV5 Global, Inc.
(a)
.................... 57,330 1,104,749
Parsons Corp.
(a)
...................... 52,871 3,130,492
Paychex, Inc. ....................... 365,140 56,333,799
Paycom Software, Inc. ................. 53,719 11,736,527
Paycor HCM, Inc.
(a)
................... 105,140 2,359,342
Paylocity Holding Corp.
(a)
............... 49,613 9,294,499
Planet Labs PBC , Class A
(a) (b)
............. 286,819 969,448
Resources Connection, Inc. .............. 40,604 265,550
Robert Half, Inc. ..................... 117,252 6,396,097
Science Applications International Corp. ..... 57,600 6,466,752
Spire Global, Inc. , Class A
(a) (b)
............ 37,025 299,532
SS&C Technologies Holdings, Inc. ......... 243,246 20,318,338
TransUnion ......................... 223,842 18,576,648
TriNet Group, Inc. .................... 33,031 2,617,376
UL Solutions, Inc. , Class A ............... 68,006 3,835,538
Upwork, Inc.
(a) (b)
...................... 151,856 1,981,721
Verisk Analytics, Inc. ................... 160,231 47,687,950
Verra Mobility Corp. , Class A
(a)
............ 195,215 4,394,290
Willdan Group, Inc.
(a)
.................. 16,034 652,904
567,749,340
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.
(a)
............. 129,667 431,791
CBRE Group, Inc. , Class A
(a)
............. 337,558 44,145,835
Compass, Inc. , Class A
(a) (b)
.............. 486,251 4,244,971
CoStar Group, Inc.
(a)
................... 481,260 38,130,230
Cushman & Wakefield plc
(a)
.............. 163,287 1,668,793
eXp World Holdings, Inc.
(b)
............... 131,672 1,287,752
Forestar Group, Inc.
(a)
.................. 24,560 519,199
FRP Holdings, Inc.
(a)
................... 18,918 540,487
Howard Hughes Holdings, Inc.
(a) (b)
.......... 38,765 2,871,711
Jones Lang LaSalle, Inc.
(a)
............... 54,211 13,439,449
Kennedy-Wilson Holdings, Inc. ............ 151,431 1,314,421
Marcus & Millichap, Inc. ................ 29,812 1,027,023
Newmark Group, Inc. , Class A ............ 179,577 2,185,452
Opendoor Technologies, Inc.
(a) (b)
........... 682,914 696,572
RE/MAX Holdings, Inc. , Class A
(a)
.......... 41,381 346,359
Redfin Corp.
(a)
....................... 142,085 1,308,603
RMR Group, Inc. (The) , Class A ........... 23,778 395,904
St. Joe Co. (The) ..................... 43,755 2,054,297
Tejon Ranch Co.
(a)
.................... 41,482 657,490
Zillow Group, Inc. , Class A
(a) (b)
............ 73,130 4,889,472
Zillow Group, Inc. , Class C, NVS
(a) (b)
........ 173,844 11,918,745
134,074,556
Residential REITs — 0.4%
American Homes 4 Rent , Class A .......... 363,890 13,758,681
Apartment Investment & Management Co. , Class
A ............................. 168,768 1,485,158
AvalonBay Communities, Inc. ............ 161,548 34,671,432
Camden Property Trust ................. 119,560 14,622,188
Centerspace ........................ 19,314 1,250,581
Elme Communities .................... 123,049 2,141,053
Equity LifeStyle Properties, Inc. ........... 208,532 13,909,084
Equity Residential .................... 383,370 27,441,625
Essex Property Trust, Inc. ............... 72,222 22,141,098
Independence Realty Trust, Inc. ........... 267,451 5,677,985
Invitation Homes, Inc. .................. 657,581 22,916,698
Mid-America Apartment Communities, Inc. .... 132,796 22,253,954
NexPoint Residential Trust, Inc. ........... 31,974 1,263,932
Sun Communities, Inc. ................. 132,936 17,100,887
UDR, Inc. .......................... 337,180 15,230,421
UMH Properties, Inc. .................. 98,643 1,844,624

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs (continued)
Veris Residential, Inc. .................. 101,582 $ 1,718,767
219,428,168
Retail REITs — 0.4%
Acadia Realty Trust
(b)
.................. 148,978 3,121,089
Agree Realty Corp. ................... 107,116 8,268,284
Alexander's, Inc. ..................... 2,331 487,552
Brixmor Property Group, Inc. ............. 346,038 9,187,309
CBL & Associates Properties, Inc. .......... 39,118 1,039,757
Curbline Properties Corp. ............... 104,486 2,527,516
Federal Realty Investment Trust ........... 85,756 8,388,652
Getty Realty Corp. .................... 62,985 1,963,872
InvenTrust Properties Corp. .............. 89,438 2,626,794
Kimco Realty Corp. ................... 796,983 16,927,919
Kite Realty Group Trust ................. 252,704 5,652,989
Macerich Co. (The) ................... 295,895 5,080,517
NETSTREIT Corp. .................... 99,592 1,578,533
NNN REIT, Inc. ...................... 201,246 8,583,142
Phillips Edison & Co., Inc. ............... 141,237 5,153,738
Realty Income Corp. ................... 991,736 57,530,605
Regency Centers Corp. ................ 180,258 13,295,830
Saul Centers, Inc. .................... 25,966 936,594
Simon Property Group, Inc. .............. 350,641 58,234,457
SITE Centers Corp. ................... 52,243 670,800
Tanger, Inc. ......................... 128,207 4,332,115
Urban Edge Properties ................. 162,160 3,081,040
Whitestone REIT ..................... 53,607 781,054
219,450,158
Semiconductors & Semiconductor Equipment — 9.0%
ACM Research, Inc. , Class A
(a) (b)
........... 58,822 1,372,905
Advanced Micro Devices, Inc.
(a)
........... 1,850,204 190,089,959
Aehr Test Systems
(a) (b)
.................. 50,842 370,638
Allegro MicroSystems, Inc.
(a) (b)
............ 159,856 4,017,181
Alpha & Omega Semiconductor Ltd.
(a) (b)
...... 30,755 764,569
Ambarella, Inc.
(a)
..................... 44,177 2,223,428
Amkor Technology, Inc. ................. 119,677 2,161,367
Analog Devices, Inc. ................... 564,782 113,899,586
Applied Materials, Inc. ................. 926,479 134,450,632
Astera Labs, Inc.
(a) (b)
................... 24,310 1,450,578
Axcelis Technologies, Inc.
(a) (b)
............. 37,425 1,858,900
Broadcom, Inc. ...................... 5,345,946 895,071,739
CEVA, Inc.
(a)
........................ 33,938 869,152
Cirrus Logic, Inc.
(a)
.................... 60,278 6,007,004
Cohu, Inc.
(a)
........................ 53,999 794,325
Credo Technology Group Holding Ltd.
(a)
...... 163,574 6,569,132
Diodes, Inc.
(a)
....................... 52,725 2,276,138
Enphase Energy, Inc.
(a)
................. 151,465 9,398,403
Entegris, Inc. ........................ 172,005 15,046,997
First Solar, Inc.
(a) (b)
.................... 122,820 15,528,133
FormFactor, Inc.
(a)
.................... 91,128 2,578,011
Ichor Holdings Ltd.
(a) (b)
.................. 47,128 1,065,564
Impinj, Inc.
(a) (b)
....................... 27,354 2,481,008
indie Semiconductor, Inc. , Class A
(a) (b)
....... 173,463 352,997
Intel Corp. ......................... 4,942,849 112,252,101
KLA Corp. .......................... 151,302 102,855,100
Kulicke & Soffa Industries, Inc. ............ 68,241 2,250,588
Lam Research Corp. .................. 1,462,787 106,344,615
Lattice Semiconductor Corp.
(a) (b)
........... 157,914 8,282,589
MACOM Technology Solutions Holdings, Inc.
(a)
. 67,177 6,743,227
Marvell Technology, Inc. ................ 988,057 60,834,670
MaxLinear, Inc.
(a)
..................... 87,670 952,096
Microchip Technology, Inc. ............... 613,499 29,699,487
Micron Technology, Inc. ................. 1,270,103 110,359,250
MKS Instruments, Inc. ................. 77,431 6,206,095
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc. ........... 54,498 $ 31,607,750
Navitas Semiconductor Corp.
(a) (b)
.......... 188,866 387,175
NVE Corp. ......................... 7,381 470,465
NVIDIA Corp. ....................... 27,928,956 3,026,940,251
NXP Semiconductors NV ............... 288,450 54,822,807
ON Semiconductor Corp.
(a)
.............. 484,896 19,730,418
Onto Innovation, Inc.
(a) (b)
................ 56,864 6,899,878
PDF Solutions, Inc.
(a)
.................. 37,524 717,084
Penguin Solutions, Inc.
(a) (b)
............... 62,688 1,088,891
Photronics, Inc.
(a) (b)
.................... 73,482 1,525,486
Power Integrations, Inc. ................ 64,623 3,263,462
Qorvo, Inc.
(a)
........................ 108,434 7,851,706
QUALCOMM, Inc. .................... 1,258,978 193,391,611
Rambus, Inc.
(a) (b)
..................... 123,232 6,380,337
Rigetti Computing, Inc.
(a) (b)
............... 287,737 2,278,877
Semtech Corp.
(a)
..................... 95,896 3,298,822
Silicon Laboratories, Inc.
(a) (b)
.............. 39,698 4,468,804
SiTime Corp.
(a) (b)
..................... 21,732 3,322,171
Skyworks Solutions, Inc. ................ 183,292 11,846,162
SolarEdge Technologies, Inc.
(a) (b)
.......... 64,209 1,038,902
Synaptics, Inc.
(a)
..................... 48,496 3,090,165
Teradyne, Inc. ....................... 184,919 15,274,309
Texas Instruments, Inc. ................. 1,036,323 186,227,243
Ultra Clean Holdings, Inc.
(a)
.............. 51,313 1,098,611
Universal Display Corp. ................ 50,091 6,986,693
Veeco Instruments, Inc.
(a)
............... 72,742 1,460,659
Wolfspeed, Inc.
(a) (b)
.................... 204,732 626,480
5,553,573,383
Software — 9.7%
8x8, Inc.
(a) (b)
......................... 195,872 391,744
A10 Networks, Inc. .................... 79,425 1,297,804
ACI Worldwide, Inc.
(a)
.................. 125,159 6,847,449
Adeia, Inc. ......................... 136,500 1,804,530
Adobe, Inc.
(a)
........................ 496,464 190,408,838
Agilysys, Inc.
(a)
...................... 25,612 1,857,894
Alarm.com Holdings, Inc.
(a)
.............. 57,186 3,182,401
Alkami Technology, Inc.
(a) (b)
.............. 88,725 2,329,031
Amplitude, Inc. , Class A
(a)
............... 109,718 1,118,026
ANSYS, Inc.
(a)
....................... 99,826 31,600,919
Appfolio, Inc. , Class A
(a) (b)
............... 26,247 5,771,715
Appian Corp. , Class A
(a)
................ 58,757 1,692,789
AppLovin Corp. , Class A
(a)
............... 253,923 67,281,977
Asana, Inc. , Class A
(a) (b)
................. 100,704 1,467,257
Atlassian Corp. , Class A
(a)
............... 187,734 39,839,032
Aurora Innovation, Inc. , Class A
(a) (b)
......... 1,202,368 8,085,925
Autodesk, Inc.
(a)
...................... 244,217 63,936,011
AvePoint, Inc. , Class A
(a)
................ 139,490 2,014,236
Bentley Systems, Inc. , Class B ............ 182,533 7,180,848
BILL Holdings, Inc.
(a)
................... 111,890 5,134,632
Blackbaud, Inc.
(a)
..................... 48,895 3,033,935
BlackLine, Inc.
(a)
..................... 58,039 2,810,248
Blend Labs, Inc. , Class A
(a)
.............. 222,668 745,938
Box, Inc. , Class A
(a) (b)
.................. 165,711 5,113,841
Braze, Inc. , Class A
(a)
.................. 86,484 3,120,343
C3.ai, Inc. , Class A
(a) (b)
................. 131,643 2,771,085
Cadence Design Systems, Inc.
(a)
.......... 312,793 79,552,644
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 514,900 4,649,547
Cerence, Inc.
(a) (b)
..................... 49,229 388,909
Cipher Mining, Inc.
(a) (b)
.................. 276,139 635,120
Cleanspark, Inc.
(a) (b)
................... 339,048 2,278,403
Clear Secure, Inc. , Class A .............. 104,093 2,697,050
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 240,569 6,447,249
Commvault Systems, Inc.
(a)
.............. 49,392 7,792,082
Confluent, Inc. , Class A
(a) (b)
.............. 298,615 6,999,536

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Consensus Cloud Solutions, Inc.
(a)
......... 24,281 $ 560,405
Core Scientific, Inc.
(a)
.................. 322,643 2,335,935
Crowdstrike Holdings, Inc. , Class A
(a)
........ 281,371 99,205,787
Daily Journal Corp.
(a) (b)
................. 2,015 801,365
Datadog, Inc. , Class A
(a)
................ 357,192 35,437,018
Digimarc Corp.
(a) (b)
.................... 21,876 280,450
DocuSign, Inc.
(a)
..................... 231,144 18,815,122
Dolby Laboratories, Inc. , Class A .......... 66,696 5,356,356
DoubleVerify Holdings, Inc.
(a)
............. 167,634 2,241,267
Dropbox, Inc. , Class A
(a) (b)
............... 249,788 6,671,837
D-Wave Quantum, Inc.
(a) (b)
............... 244,976 1,861,818
Dynatrace, Inc.
(a)
..................... 339,589 16,011,621
E2open Parent Holdings, Inc. , Class A
(a) (b)
.... 231,377 462,754
Elastic NV
(a)
........................ 98,435 8,770,558
Enfusion, Inc. , Class A
(a)
................ 75,460 841,379
Exodus Movement, Inc. , Class A
(a)
......... 6,274 286,973
Fair Isaac Corp.
(a)
..................... 27,665 51,018,686
Five9, Inc.
(a)
........................ 92,090 2,500,243
Fortinet, Inc.
(a)
....................... 724,510 69,741,333
Freshworks, Inc. , Class A
(a)
.............. 218,764 3,086,760
Gen Digital, Inc. ...................... 618,392 16,412,124
Gitlab, Inc. , Class A
(a) (b)
................. 139,029 6,534,363
Guidewire Software, Inc.
(a)
............... 94,545 17,713,951
HubSpot, Inc.
(a)
...................... 59,786 34,155,144
Hut 8 Corp.
(a) (b)
...................... 100,742 1,170,622
I3 Verticals, Inc. , Class A
(a)
............... 28,504 703,194
Informatica, Inc. , Class A
(a) (b)
............. 94,304 1,645,605
Intapp, Inc.
(a) (b)
....................... 63,522 3,708,414
InterDigital, Inc.
(b)
..................... 28,183 5,826,835
Intuit, Inc. .......................... 319,465 196,148,315
Jamf Holding Corp.
(a)
.................. 80,541 978,573
Klaviyo, Inc. , Class A
(a) (b)
................ 91,937 2,782,014
LiveRamp Holdings, Inc.
(a)
............... 83,198 2,174,796
Logility Supply Chain Solutions, Inc. , Class A .. 56,350 803,551
Manhattan Associates, Inc.
(a)
............. 70,275 12,160,386
MARA Holdings, Inc.
(a) (b)
................ 395,454 4,547,721
Meridianlink, Inc.
(a)
.................... 38,878 720,409
Microsoft Corp. ...................... 8,476,499 3,181,992,959
MicroStrategy, Inc. , Class A
(a) (b)
............ 271,913 78,384,361
Mitek Systems, Inc.
(a) (b)
................. 73,126 603,290
N-able, Inc.
(a)
........................ 95,082 674,131
nCino, Inc.
(a) (b)
....................... 111,024 3,049,829
NCR Voyix Corp.
(a) (b)
................... 199,724 1,947,309
NextNav, Inc.
(a) (b)
..................... 67,295 818,980
Nutanix, Inc. , Class A
(a)
................. 284,523 19,862,551
Olo, Inc. , Class A
(a)
.................... 150,838 911,062
ON24, Inc.
(a)
........................ 99,933 519,652
OneSpan, Inc. ....................... 45,014 686,463
Onestream, Inc.
(a) (b)
................... 70,437 1,503,126
Ooma, Inc.
(a) (b)
....................... 49,594 649,185
Oracle Corp. ........................ 1,848,997 258,508,271
PagerDuty, Inc.
(a) (b)
.................... 113,793 2,078,998
Palantir Technologies, Inc. , Class A
(a)
....... 2,335,629 197,127,088
Palo Alto Networks, Inc.
(a) (b)
.............. 753,696 128,610,685
Pegasystems, Inc.
(b)
................... 51,862 3,605,446
Porch Group, Inc.
(a) (b)
.................. 148,435 1,082,091
Procore Technologies, Inc.
(a) (b)
............ 123,356 8,143,963
Progress Software Corp. ................ 51,249 2,639,836
PROS Holdings, Inc.
(a)
................. 49,946 950,472
PTC, Inc.
(a)
......................... 136,310 21,121,235
Q2 Holdings, Inc.
(a)
.................... 71,065 5,685,911
Qualys, Inc.
(a)
....................... 42,718 5,379,478
Quantum Computing, Inc.
(a) (b)
............. 129,515 1,036,120
QXO, Inc.
(b)
......................... 278,660 3,773,056
Rapid7, Inc.
(a)
....................... 71,803 1,903,498
Security
Shares
Shares Value
Software (continued)
Red Violet, Inc. ...................... 26,547 $ 997,902
RingCentral, Inc. , Class A
(a)
.............. 96,541 2,390,355
Riot Platforms, Inc.
(a) (b)
................. 361,117 2,571,153
Roper Technologies, Inc. ................ 121,455 71,607,439
Rubrik, Inc. , Class A
(a) (b)
................. 100,034 6,100,073
SailPoint, Inc.
(a)
...................... 71,168 1,334,400
Salesforce, Inc. ...................... 1,091,414 292,891,861
Samsara, Inc. , Class A
(a) (b)
............... 291,887 11,188,029
SEMrush Holdings, Inc. , Class A
(a)
......... 44,459 414,802
SentinelOne, Inc. , Class A
(a)
.............. 351,654 6,393,070
ServiceNow, Inc.
(a)
.................... 234,957 187,058,666
ServiceTitan, Inc. , Class A
(a) (b)
............ 11,380 1,082,352
SolarWinds Corp. .................... 67,344 1,241,150
SoundHound AI, Inc. , Class A
(a) (b)
.......... 428,522 3,479,599
Sprinklr, Inc. , Class A
(a) (b)
................ 128,674 1,074,428
Sprout Social, Inc. , Class A
(a)
............. 64,904 1,427,239
SPS Commerce, Inc.
(a)
................. 41,962 5,569,616
SRAX, Inc.
(a) (b)
....................... 10,903 654
Synopsys, Inc.
(a)
..................... 176,075 75,509,764
Tenable Holdings, Inc.
(a)
................ 141,131 4,936,762
Teradata Corp.
(a)
..................... 117,597 2,643,581
Terawulf, Inc.
(a) (b)
..................... 372,636 1,017,296
Tyler Technologies, Inc.
(a)
............... 48,733 28,332,879
UiPath, Inc. , Class A
(a)
................. 518,834 5,343,990
Unity Software, Inc.
(a) (b)
................. 335,583 6,574,071
Varonis Systems, Inc.
(a)
................. 130,815 5,291,467
Verint Systems, Inc.
(a)
.................. 69,411 1,238,986
Vertex, Inc. , Class A
(a) (b)
................. 61,139 2,140,476
Weave Communications, Inc.
(a)
........... 47,985 532,154
Workday, Inc. , Class A
(a)
................ 243,935 56,966,141
Workiva, Inc. , Class A
(a) (b)
............... 59,700 4,531,827
Xperi, Inc.
(a)
......................... 49,763 384,170
Yext, Inc.
(a)
......................... 127,952 788,184
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 232,792 3,156,660
Zoom Communications, Inc. , Class A
(a)
...... 297,937 21,978,812
Zscaler, Inc.
(a) (b)
...................... 108,149 21,458,925
5,979,650,651
Specialized REITs — 0.9%
American Tower Corp. ................. 532,561 115,885,274
Crown Castle, Inc. .................... 497,117 51,814,505
CubeSmart ......................... 254,250 10,859,017
Digital Realty Trust, Inc. ................ 360,695 51,683,987
EPR Properties ...................... 91,566 4,817,287
Equinix, Inc. ........................ 110,883 90,408,454
Extra Space Storage, Inc. ............... 241,539 35,866,126
Farmland Partners, Inc. ................ 79,186 882,924
Four Corners Property Trust, Inc. .......... 109,493 3,142,449
Gaming & Leisure Properties, Inc. ......... 312,899 15,926,559
Gladstone Land Corp. ................. 51,035 536,888
Iron Mountain, Inc. .................... 332,799 28,634,026
Lamar Advertising Co. , Class A ........... 99,824 11,357,975
Millrose Properties, Inc. , Class A
(a)
......... 140,868 3,734,411
National Storage Affiliates Trust ........... 85,409 3,365,115
Outfront Media, Inc. ................... 179,188 2,892,094
PotlatchDeltic Corp. ................... 85,851 3,873,597
Public Storage ....................... 178,626 53,460,975
Rayonier, Inc. ....................... 161,437 4,500,864
Safehold, Inc. ....................... 68,286 1,278,314
SBA Communications Corp. ............. 122,772 27,011,068
Uniti Group, Inc. ..................... 292,551 1,474,457
VICI Properties, Inc. ................... 1,194,858 38,976,268
Weyerhaeuser Co. .................... 831,662 24,351,063
586,733,697

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail — 2.0%
Abercrombie & Fitch Co. , Class A
(a)
......... 57,648 $ 4,402,578
Academy Sports & Outdoors, Inc.
(b)
......... 85,328 3,891,810
Advance Auto Parts, Inc. ................ 67,295 2,638,637
American Eagle Outfitters, Inc. ............ 215,401 2,502,960
America's Car-Mart, Inc.
(a)
............... 8,156 370,201
Arhaus, Inc. , Class A
(a)
................. 55,276 480,901
Arko Corp. ......................... 94,974 375,147
Asbury Automotive Group, Inc.
(a) (b)
.......... 23,168 5,116,421
AutoNation, Inc.
(a)
..................... 28,536 4,620,549
AutoZone, Inc.
(a)
..................... 19,050 72,633,459
Bath & Body Works, Inc. ................ 252,184 7,646,219
Best Buy Co., Inc. .................... 224,455 16,522,133
Boot Barn Holdings, Inc.
(a) (b)
.............. 34,672 3,724,813
Buckle, Inc. (The) .................... 34,908 1,337,675
Build-A-Bear Workshop, Inc. ............. 17,553 652,445
Burlington Stores, Inc.
(a)
................ 72,384 17,251,279
Caleres, Inc. ........................ 42,740 736,410
Camping World Holdings, Inc. , Class A ...... 68,177 1,101,740
CarMax, Inc.
(a)
....................... 176,458 13,749,607
Carvana Co. , Class A
(a)
................. 134,779 28,179,593
Chewy, Inc. , Class A
(a)
................. 187,635 6,100,014
Children's Place, Inc. (The)
(a) (b)
............ 14,448 126,275
Dick's Sporting Goods, Inc. .............. 67,180 13,540,801
EVgo, Inc. , Class A
(a) (b)
................. 152,064 404,490
Five Below, Inc.
(a)
..................... 63,729 4,774,895
Floor & Decor Holdings, Inc. , Class A
(a)
...... 121,337 9,763,988
Foot Locker, Inc.
(a)
.................... 95,782 1,350,526
GameStop Corp. , Class A
(a) (b)
............. 465,160 10,382,371
Gap, Inc. (The) ...................... 254,382 5,242,813
GCI Liberty, Inc., Escrow
(a) (d)
............. 83,651 1
Genesco, Inc.
(a)
...................... 17,501 371,546
Group 1 Automotive, Inc. ................ 14,375 5,490,531
Haverty Furniture Cos., Inc. .............. 18,741 369,572
Home Depot, Inc. (The) ................ 1,132,463 415,036,365
Leslie's, Inc.
(a) (b)
...................... 306,884 225,713
Lithia Motors, Inc. , Class A .............. 30,357 8,910,994
Lowe's Cos., Inc. ..................... 643,428 150,066,712
MarineMax, Inc.
(a)
..................... 22,564 485,126
Monro, Inc. ......................... 39,781 575,631
Murphy USA, Inc. .................... 20,317 9,545,130
National Vision Holdings, Inc.
(a)
........... 91,096 1,164,207
ODP Corp. (The)
(a)
.................... 37,343 535,125
O'Reilly Automotive, Inc.
(a)
............... 65,277 93,514,525
Penske Automotive Group, Inc. ........... 22,472 3,235,519
Petco Health & Wellness Co., Inc.
(a)
........ 159,895 487,680
PetMed Express, Inc.
(a)
................. 73,594 308,359
RealReal, Inc. (The)
(a) (b)
................. 134,328 724,028
Revolve Group, Inc. , Class A
(a) (b)
........... 44,246 950,847
RH
(a)
............................. 17,225 4,037,712
Ross Stores, Inc. ..................... 379,005 48,433,049
Sally Beauty Holdings, Inc.
(a)
............. 120,846 1,091,239
Shoe Carnival, Inc. .................... 28,201 620,140
Signet Jewelers Ltd. ................... 52,187 3,029,977
Sonic Automotive, Inc. , Class A ........... 19,070 1,086,227
Stitch Fix, Inc. , Class A
(a) (b)
............... 158,524 515,203
TJX Cos., Inc. (The) ................... 1,278,367 155,705,101
Tractor Supply Co. .................... 607,111 33,451,816
Ulta Beauty, Inc.
(a)
.................... 53,561 19,632,249
Upbound Group, Inc. .................. 59,661 1,429,478
Urban Outfitters, Inc.
(a)
................. 62,412 3,270,389
Valvoline, Inc.
(a)
...................... 148,567 5,171,617
Victoria's Secret & Co.
(a) (b)
............... 90,958 1,690,000
Warby Parker, Inc. , Class A
(a)
............. 113,194 2,063,527
Wayfair, Inc. , Class A
(a) (b)
................ 112,274 3,596,136
Williams-Sonoma, Inc. ................. 140,563 22,223,010
Security
Shares
Shares Value
Specialty Retail (continued)
Winmark Corp. ...................... 2,925 $ 929,770
Zumiez, Inc.
(a)
....................... 30,886 459,893
1,240,054,894
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc. ......................... 17,134,410 3,806,066,493
CompoSecure, Inc. , Class A ............. 41,493 451,029
Corsair Gaming, Inc.
(a)
................. 78,097 691,939
Dell Technologies, Inc. , Class C ........... 356,069 32,455,689
Diebold Nixdorf, Inc.
(a) (b)
................. 42,458 1,856,264
Eastman Kodak Co.
(a) (b)
................. 110,551 698,682
Hewlett Packard Enterprise Co. ........... 1,502,587 23,184,917
HP, Inc. ........................... 1,077,138 29,825,951
Immersion Corp. ..................... 59,563 451,488
IonQ, Inc.
(a) (b)
........................ 227,201 5,014,326
NetApp, Inc. ........................ 234,137 20,566,594
Pure Storage, Inc. , Class A
(a)
............. 356,991 15,803,992
Sandisk Corp.
(a)
...................... 132,498 6,308,230
Seagate Technology Holdings plc .......... 241,771 20,538,446
Super Micro Computer, Inc.
(a) (b)
............ 579,608 19,845,778
Western Digital Corp.
(a)
................. 397,497 16,070,804
Xerox Holdings Corp. .................. 132,302 639,019
4,000,469,641
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.
(a) (b)
................. 133,517 2,634,290
Carter's, Inc. ........................ 41,395 1,693,055
Columbia Sportswear Co. ............... 36,878 2,791,296
Crocs, Inc.
(a) (b)
....................... 64,191 6,817,084
Deckers Outdoor Corp.
(a)
................ 172,854 19,326,806
Figs, Inc. , Class A
(a) (b)
.................. 148,988 683,855
G-III Apparel Group Ltd.
(a) (b)
.............. 50,392 1,378,221
Hanesbrands, Inc.
(a)
................... 407,128 2,349,129
Kontoor Brands, Inc. ................... 57,495 3,687,154
Levi Strauss & Co. , Class A .............. 120,866 1,884,301
Lululemon Athletica, Inc.
(a)
............... 127,998 36,231,114
Movado Group, Inc. ................... 22,852 382,085
NIKE, Inc. , Class B ................... 1,347,810 85,558,979
Oxford Industries, Inc. ................. 17,962 1,053,831
PVH Corp. ......................... 64,890 4,194,490
Ralph Lauren Corp. , Class A ............. 45,475 10,038,151
Skechers USA, Inc. , Class A
(a)
............ 150,325 8,535,453
Steven Madden Ltd. ................... 84,622 2,254,330
Tapestry, Inc. ........................ 238,477 16,791,166
Under Armour, Inc. , Class A
(a)
............. 163,318 1,020,738
Under Armour, Inc. , Class C, NVS
(a)
........ 221,138 1,315,771
VF Corp. .......................... 386,809 6,003,276
Wolverine World Wide, Inc. .............. 92,922 1,292,545
217,917,120
Tobacco — 0.6%
Altria Group, Inc. ..................... 1,919,786 115,225,556
Philip Morris International, Inc. ............ 1,773,208 281,461,306
Turning Point Brands, Inc.
(b)
.............. 27,299 1,622,652
Universal Corp. ...................... 28,084 1,574,108
399,883,622
Trading Companies & Distributors — 0.5%
Air Lease Corp. , Class A ................ 121,329 5,861,404
Alta Equipment Group, Inc. , Class A ........ 48,428 227,127
Applied Industrial Technologies, Inc. ........ 43,310 9,759,475
Beacon Roofing Supply, Inc.
(a)
............ 69,862 8,641,929
BlueLinx Holdings, Inc.
(a) (b)
............... 9,851 738,628
Boise Cascade Co. ................... 44,077 4,323,513
Core & Main, Inc. , Class A
(a) (b)
............ 219,700 10,613,707
Custom Truck One Source, Inc.
(a) (b)
......... 110,680 467,070

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Distribution Solutions Group, Inc.
(a) (b)
........ 19,364 $ 542,192
DNOW, Inc.
(a)
....................... 121,248 2,070,916
DXP Enterprises, Inc.
(a) (b)
................ 16,459 1,353,917
Fastenal Co. ........................ 651,102 50,492,960
Ferguson Enterprises, Inc. ............... 227,627 36,472,674
FTAI Aviation Ltd. ..................... 118,996 13,212,126
GATX Corp. ........................ 40,733 6,324,613
Global Industrial Co. ................... 20,577 460,925
GMS, Inc.
(a) (b)
........................ 47,749 3,493,794
H&E Equipment Services, Inc. ............ 38,361 3,636,239
Herc Holdings, Inc. .................... 32,875 4,414,126
Hudson Technologies, Inc.
(a)
............. 55,234 340,794
McGrath RentCorp .................... 28,553 3,180,804
MRC Global, Inc.
(a)
.................... 115,338 1,324,080
MSC Industrial Direct Co., Inc. , Class A ...... 50,443 3,917,908
Rush Enterprises, Inc. , Class A ........... 59,479 3,176,773
Rush Enterprises, Inc. , Class B ........... 24,142 1,364,506
SiteOne Landscape Supply, Inc.
(a) (b)
......... 52,793 6,411,182
Titan Machinery, Inc.
(a) (b)
................ 28,013 477,342
Transcat, Inc.
(a) (b)
..................... 9,888 736,162
United Rentals, Inc. ................... 74,681 46,802,583
Watsco, Inc. ........................ 39,218 19,934,509
WESCO International, Inc. ............... 51,070 7,931,171
Willis Lease Finance Corp. .............. 3,137 495,552
WW Grainger, Inc. .................... 50,137 49,526,833
Xometry, Inc. , Class A
(a) (b)
............... 52,240 1,301,821
310,029,355
Water Utilities — 0.1%
American States Water Co. .............. 54,124 4,258,476
American Water Works Co., Inc. ........... 223,873 33,025,745
Artesian Resources Corp. , Class A, NVS ..... 15,964 521,225
California Water Service Group ........... 67,392 3,265,816
Consolidated Water Co. Ltd. ............. 16,539 405,040
Essential Utilities, Inc. .................. 286,848 11,339,101
Middlesex Water Co. .................. 20,618 1,321,614
SJW Group ......................... 39,552 2,163,099
York Water Co. (The) .................. 23,319 808,703
57,108,819
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
....................... 78,748 678,808
Telephone & Data Systems, Inc. ........... 119,749 4,639,076
T-Mobile US, Inc. ..................... 547,241 145,954,647
United States Cellular Corp.
(a) (b)
........... 16,572 1,145,954
152,418,485
Total Common Stocks — 99 .8%
(Cost: $ 41,467,366,641 ) ............................ 61,731,769,708
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
........... 4,142 1,947
Contra Miragen Therape, CVR
(d)
.......... 119 —
Dianthus Therapeutics, Inc., CVR ......... 19,942 977
Gyre Therapeutics, Inc., CVR
(d)
........... 7,839 —
Inhibrx, Inc., CVR
(d)
................... 34,925 39,465
Neurogene, Inc., CVR
(d)
................ 10 —
Oncternal Therapeutics, Inc., CVR
(b) (d)
....... 722 740
Qualigen Therapeutics, Inc., CVR
(b) (d)
....... 14,465 —
Spyre Therapeutics, Inc., CVR
(d)
.......... 33,740 —
Sting Agonist, CVR ................... 11,084 3,768
46,897
Security
Shares
Shares Value
Chemicals — 0.0%
Sting Antagonist, CVR
(a)
................ 11,084 $ 4,434
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a)
.......... 2,058 295
Financial Services — 0.0%
Contra Costa County Board of Education, CVR
(a)
266 37
Pharmaceuticals — 0.0%
(a)
Contra CVR Bioblast PH, CVR
(b)
.......... 167,980 2
Contra Spectrum Pharmaals, Inc., CVR ..... 146,012 10,330
Contran Corp., CVR
(b)
................. 97 3
Seelos Therapeutics, Inc., CVR ........... 43 24
10,359
Total Rights — 0.0%
(Cost: $ 36,885 ) ................................. 62,022
Warrants
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc. ( Issued/Exercisable
02/28/25 , 1 Share for 1 Warrant, Expires
02/28/28 , Strike Price USD 47.50 )
(a)
...... 6,110 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 99.8%
(Cost: $ 41,467,403,526 ) ............................ 61,731,831,730
Short-Term Securities
Money Market Funds — 1.8%
(e)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(h)
................... 1,018,945,672 1,019,455,145
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 113,818,682 113,818,682
Total Short-Term Securities — 1 .8%
(Cost: $ 1,132,650,166 ) ............................ 1,133,273,827
Total Investments — 101 .6%
(Cost: $ 42,600,053,692 ) ............................ 62,865,105,557
Liabilities in Excess of Other Assets — (1.6) % ............. (974,895,804)
Net Assets — 100.0% ...............................
$ 61,890,209,753
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $12,447, representing less than 0.05% of its net assets as of period end, and an original cost of $526,987.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
31
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 706,466,895 $ 313,040,846
(a)
$ — $ (71,971) $ 19,375 $ 1,019,455,145 1,018,945,672 $ 6,191,261
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 50,987,760 62,830,922
(a)
— — — 113,818,682 113,818,682 5,477,235 —
BlackRock, Inc. .......... 123,988,698 20,181,824 (3,903,605) 1,642,664 15,278,031 157,187,612 166,076 3,218,695 —
$ 1,570,693 $ 15,297,406 $ 1,290,461,439 $ 14,887,191 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 500 06/20/25 $ 141,331 $ 1,504,256
S&P Midcap 400 E-Mini Index ................................................. 63 06/20/25 18,513 289,880
$ 1,794,136
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,794,136 $ — $ — $ — $ 1,794,136
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 812,637 $ — $ — $ — $ 812,637
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (220,785) $ — $ — $ — $ (220,785)

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
32
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 133,769,878
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 61,731,756,605 $ 13,101 $ 2 $ 61,731,769,708
Rights ................................................ — 19,870 42,152 62,022
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 1,133,273,827 — — 1,133,273,827
$ 62,865,030,432 $ 32,971 $ 42,154 $ 62,865,105,557
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,794,136 $ — $ — $ 1,794,136
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
Top 20 U.S. Stocks ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Automobiles — 4.2%
Tesla, Inc.
(a)
......................... 28,261 $ 7,324,121
Banks — 4.0%
JPMorgan Chase & Co. ................ 28,239 6,927,027
Broadline Retail — 6.4%
Amazon.com, Inc.
(a)
................... 58,180 11,069,327
Consumer Staples Distribution & Retail — 4.7%
Costco Wholesale Corp. ................ 4,476 4,233,311
Walmart, Inc. ........................ 43,792 3,844,500
8,077,811
Entertainment — 2.3%
Netflix, Inc.
(a)
........................ 4,321 4,029,462
Financial Services — 11.0%
Berkshire Hathaway, Inc. , Class B
(a)
........ 15,780 8,404,112
Mastercard, Inc. , Class A ................ 8,230 4,511,028
Visa, Inc. , Class A .................... 17,403 6,099,055
19,014,195
Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc. ................ 9,301 4,871,399
Household Products — 2.3%
Procter & Gamble Co. (The) ............. 23,674 4,034,523
Interactive Media & Services — 8.4%
Alphabet, Inc. , Class A ................. 25,753 3,982,444
Alphabet, Inc. , Class C, NVS ............. 20,862 3,259,270
Meta Platforms, Inc. , Class A ............. 12,643 7,286,919
14,528,633
Oil, Gas & Consumable Fuels — 3.0%
Exxon Mobil Corp. .................... 43,954 5,227,449
Pharmaceuticals — 6.1%
Eli Lilly & Co. ....................... 7,958 6,572,592
Johnson & Johnson ................... 24,312 4,031,902
10,604,494
Semiconductors & Semiconductor Equipment — 16.2%
Broadcom, Inc. ...................... 40,315 6,749,941
NVIDIA Corp. ....................... 197,006 21,351,510
28,101,451
Software — 13.0%
Microsoft Corp. ...................... 59,797 22,447,196
Technology Hardware, Storage & Peripherals — 15.5%
Apple, Inc. ......................... 120,845 26,843,300
Total Long-Term Investments — 99 .9%
(Cost: $ 185,119,327 ) .............................. 173,100,388
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31%
(b) (c)
.................. 225,100 $ 225,100
Total Short-Term Securities — 0 .1%
(Cost: $ 225,100 ) ................................. 225,100
Total Investments — 100 .0%
(Cost: $ 185,344,427 ) .............................. 173,325,488
Liabilities in Excess of Other Assets — (0.0) % ............. (3,257)
Net Assets — 100.0% ...............................
$ 173,322,231
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Top 20 U.S. Stocks ETF
34
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
10/23/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 225,100
(a)
$ — $ — $ — $ 225,100 225,100 $ 3,564 $ —
— —
(a)
Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 Micro E-Mini Index ................................................ 5 06/20/25 $ 194 $ (180)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 180 $ — $ — $ — $ 180
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (25,044) $ — $ — $ — $ (25,044)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (180) $ — $ — $ — $ (180)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 91,052

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Top 20 U.S. Stocks ETF
Schedules of Investments
35
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 173,100,388 $ — $ — $ 173,100,388
Short-Term Securities
Money Market Funds ...................................... 225,100 — — 225,100
$ 173,325,488 $ — $ — $ 173,325,488
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (180) $ — $ — $ (180)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

March 31, 2025
2025
iShares Annual Financial Statements and Additional Information
36
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
iShares Top
20 U.S. Stocks
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 578,469,375,541 $ 61,574,644,118 $ 173,100,388
Investments, at value — affiliated
(c)
............................................................ 6,087,754,973 1,290,461,439 225,100
Cash pledged:
Futures contracts ...................................................................... 80,838,000 8,031,790 12,000
Receivables: – – –
Investment s sold ...................................................................... — 5,444 —
Securities lending income — affiliated ........................................................ 888,735 535,525 —
Capital shares sold ..................................................................... 5,490,106 82,526 104
Dividends — unaffiliated ................................................................. 301,781,908 36,188,205 12,288
Dividends — affiliated ................................................................... 3,695,597 439,070 976
Variation margin on futures contracts ......................................................... 7,020,772 633,677 —
Total a ssets ...........................................................................
584,956,845,632 62,911,021,794 173,350,856
LIABILITIES
Bank overdraft .......................................................................... 1,068 45,585 —
Collateral on securities loaned ............................................................... 3,389,446,091 1,019,168,627 —
Payables: – – –
Capital shares redeemed ................................................................. 1,212,101 — —
Investment advisory fees ................................................................. 14,503,389 1,597,829 28,407
Variation margin on futures contracts ......................................................... — — 218
Total li abilities ..........................................................................
3,405,162,649 1,020,812,041 28,625
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 581,551,682,983 $ 61,890,209,753 $ 173,322,231
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 567,605,760,343 $ 43,042,814,061 $ 186,991,457
Accumulated earnings (loss) ................................................................ 13,945,922,640 18,847,395,692 (13,669,226)
NET ASSETS ..........................................................................
$ 581,551,682,983 $ 61,890,209,753 $ 173,322,231
NET ASSET VALUE
Shares outstanding ......................................................................
1,035,500,000 507,450,000 7,280,000
Net asset value .........................................................................
$ 561.61 $ 121.96 $ 23.81
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 553,274,190,067 $ 41,364,564,527 $ 185,119,327
(b)
  Securities loaned, at value .......................................................... $ 3,306,736,386 $ 979,853,957 $ —
(c)
  Investments, at cost — affiliated ....................................................... $ 5,958,711,483 $ 1,235,489,165 $ 225,100

Statements of Operations
Year Ended March 31, 2025
37
Statements of Operations
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
iShares Top
20 U.S. Stocks
ETF
(a)
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 6,989,596,661 $ 789,410,155 $ 365,432
Dividends — affiliated ................................................................... 78,639,946 8,695,930 3,564
Interest — unaffiliated ................................................................... 3,933,010 423,357 74
Securities lending income — affiliated — net ................................................... 5,707,968 6,191,261 —
Foreign taxes withheld .................................................................. (2,029,661) (287,517) —
Total investment income ...................................................................
7,075,847,924 804,433,186 369,070
EXPENSES
Investment advisory .................................................................... 158,485,881 18,172,859 99,336
Interest expense ...................................................................... 17,062 1,227 —
Total expenses .........................................................................
158,502,943 18,174,086 99,336
Net investment income ....................................................................
6,917,344,981 786,259,100 269,734
REALIZED AND UNREALIZED GAIN (LOSS) $ 29,845,467,175 $ 3,095,777,729 $ (13,249,415)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (2,348,887,014) $ (303,987,381) $ (1,647,892)
Investments — affiliated ............................................................... 2,352,319 58,068 —
Foreign currency transactions ........................................................... 43,872 11,638 —
Futures contracts .................................................................... 2,520,842 812,637 (25,044)
In-kind redemptions — unaffiliated
(b)
....................................................... 80,205,099,895 689,722,412 442,641
In-kind redemptions — affiliated
(b)
......................................................... 186,281,084 1,512,625 —
78,047,410,998 388,129,999 (1,230,295)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (48,160,689,995) 2,692,571,108 (12,018,939)
Investments — affiliated ............................................................... (27,845,446) 15,297,406 —
Futures contracts .................................................................... (13,408,381) (220,785) (180)
(48,201,943,822) 2,707,647,729 (12,019,119)
Net realized and unrealized gain (loss) .........................................................
29,845,467,176 3,095,777,728 (13,249,414)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................
$ 36,762,812,157 $ 3,882,036,828 $ (12,979,680)
(a)
For the period from October 23, 2024 (commencement of operations) to March 31, 2025.
(b)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2025
iShares Annual Financial Statements and Additional Information
38
See notes to financial statements.
iShares Core S&P 500 ETF iShares Core S&P Total U.S. Stock Market ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 6,917,344,981 $ 5,616,615,023 $ 786,259,100 $ 708,938,990
Net realized gain ................................................ 78,047,410,998 35,569,128,753 388,129,999 265,970,780
Net change in unrealized appreciation (depreciation) ........................ (48,201,943,822) 58,376,846,073 2,707,647,729 11,289,478,791
Net increase in net assets resulting from operations ...........................
36,762,812,157 99,562,589,849 3,882,036,828 12,264,388,561
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(6,928,850,511) (5,491,086,671) (802,874,201) (699,179,416)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
93,712,194,606 58,278,478,066 4,572,939,876 1,479,428,534
NET ASSETS
Total increase in net assets ........................................... 123,546,156,252 152,349,981,244 7,652,102,503 13,044,637,679
Beginning of year ..................................................
458,005,526,731 305,655,545,487 54,238,107,250 41,193,469,571
End of year ......................................................
$ 581,551,682,983 $ 458,005,526,731 $ 61,890,209,753 $ 54,238,107,250
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
39
Statements of Changes in Net Assets
See notes to financial statements.
iShares Top 20 U.S.
Stocks ETF
Period from
10/23/24
(a)
to 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................................... $ 269,734
Net realized loss ................................................................................................... (1,230,295)
Net change in unrealized appreciation (depreciation) ........................................................................... (12,019,119)
Net decrease in net assets resulting from operations .............................................................................
(12,979,680)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ....................................................................
(246,905)
CAPITAL SHARE TRANSACTIONS
$ –
Net increase in net assets derived from capital share transactions ....................................................................
186,548,816
NET ASSETS
Total increase in net assets .............................................................................................. 173,322,231
Beginning of period ...................................................................................................
—
End of period .......................................................................................................
$ 173,322,231
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
40
iShares Core S&P 500 ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year .................................
$ 526.05  $ 411.24  $ 453.38  $ 397.36  $ 258.44
Net investment income
(a)
........................................
7 .43  7 .03  6 .66  5 .98  5 .60
Net realized and unrealized gain (loss)
(b)
..............................
35.87  114.70  (42.24) 55.94  139.01
Net increase (decrease) from investment operations ....................... 43.30  121.73  (35.58) 61.92  144.61
Distributions from net investment income
(c)
........................... (7.74) (6.92) (6.56) (5.90) (5.69)
Net asset value, end of year ...................................... $ 561.61  $ 526.05  $ 411.24  $ 453.38  $ 397.36
Total Return
(d)
Based on net asset value ......................................... 8.21% 29.85% (7.76)% 15.61% 56.31%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ...........................................
1.31% 1.54% 1.67% 1.35% 1.64%
Supplemental Data
Net assets, end of year (000) ....................................... $ 581,551,683  $ 458,005,527  $ 305,655,545  $ 332,965,823  $ 261,940,015
Portfolio turnover rate
(f)
........................................... 3% 3% 3% 3% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
41
Financial Highlights
iShares Core S&P Total U.S. Stock Market ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year .................................
$ 115.40  $ 90.56  $ 100.92  $ 91.51  $ 57.19
Net investment income
(a)
........................................
1 .61  1 .53  1 .43  1 .29  1 .20
Net realized and unrealized gain (loss)
(b)
..............................
6.58  24.82  (10.35) 9.41  34.37
Net increase (decrease) from investment operations ....................... 8.19  26.35  (8.92) 10.70  35.57
Distributions from net investment income
(c)
........................... (1.63) (1.51) (1.44) (1.29) (1.25)
Net asset value, end of year ...................................... $ 121.96  $ 115.40  $ 90.56  $ 100.92  $ 91.51
Total Return
(d)
Based on net asset value ......................................... 7.07% 29.36% (8.76)% 11.70% 62.58%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ...........................................
1.30% 1.54% 1.62% 1.29% 1.54%
Supplemental Data
Net assets, end of year (000) ....................................... $ 61,890,210  $ 54,238,107  $ 41,193,470  $ 44,742,605  $ 36,065,476
Portfolio turnover rate
(f)
........................................... 3% 4% 4% 4% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2025
iShares Annual Financial Statements and Additional Information
42
iShares Top 20
U.S. Stocks ETF
Period from
10/23/24
(a)
to 03/31/25
Net asset value, beginning of period .......................................................................................
$ 24.63
Net investment income
(b)
...............................................................................................
0 .06
Net realized and unrealized loss
(c)
.........................................................................................
(0.83)
Net decrease from investment operations ..................................................................................... (0.77)
Distributions from net investment income
(d)
.................................................................................. (0.05)
Net asset value, end of period ............................................................................................ $ 23.81
Total Return
(e)
Based on net asset value ................................................................................................ (3.16)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .......................................................................................................
0.20%
(h)
Net investment income ..................................................................................................
0.54%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 173,322
Portfolio turnover rate
(i)
.................................................................................................. 18%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
43
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Core S&P 500 ....................................................................................................... Diversified
Core S&P Total U.S. Stock Market ......................................................................................... Diversified
Top 20 U.S. Stocks
(a)
.................................................................................................. Non-diversified
(a)
The Fund commenced operations on October 23, 2024.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
44
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
45
Notes to Financial Statements
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core S&P 500
Barclays Bank plc ...................................... $ 50,137,189 $ (50,137,189) $ – $ –
Barclays Capital, Inc. ................................... 6,006,528 (6,006,528) – –
BMO Capital Markets Corp. ............................... 338,222 (338,222) – –
BNP Paribas SA ....................................... 169,568,907 (169,568,907) – –
BofA Securities, Inc. .................................... 582,939,613 (582,939,613) – –
Citadel Clearing LLC .................................... 34,493,641 (34,493,641) – –
Citigroup Global Markets, Inc. .............................. 473,199,465 (473,199,465) – –
Deutsche Bank Securities, Inc. ............................. 14,709,168 (14,709,168) – –
Goldman Sachs & Co. LLC ............................... 290,604,895 (290,604,895) – –
HSBC Bank plc ....................................... 181,301,488 (181,301,488) – –
J.P. Morgan Securities LLC ............................... 159,677,272 (159,677,272) – –
Jefferies LLC ......................................... 12,310,254 (12,310,254) – –
Morgan Stanley ....................................... 272,325,366 (272,325,366) – –
National Bank Financial, Inc. .............................. 22,259,212 (22,259,212) – –
National Financial Services LLC ............................ 24,006,106 (24,006,106) – –
RBC Capital Markets LLC ................................ 235,548 (233,198) – 2,350
(b)
Scotia Capital (USA), Inc. ................................ 81,693,519 (81,693,519) – –
SG Americas Securities LLC .............................. 61,811,533 (61,811,533) – –
State Street Bank & Trust Co. .............................. 93,617,459 (93,617,459) – –
UBS AG ............................................ 278,285,792 (278,285,792) – –
UBS Securities LLC .................................... 33,534,409 (33,534,409) – –
Virtu Americas LLC ..................................... 7,898,788 (7,898,788) – –
Wells Fargo Bank N.A. .................................. 342,941,232 (342,941,232) – –
Wells Fargo Securities LLC ............................... 112,840,780 (112,840,780) – –
$ 3,306,736,386 $ (3,306,734,036) $ – $ 2,350
Core S&P Total U.S. Stock Market
Barclays Bank plc ...................................... $ 51,556,798 $ (51,556,798) $ – $ –
Barclays Capital, Inc. ................................... 470,254 (470,254) – –
BNP Paribas SA ....................................... 60,692,934 (60,692,934) – –
BofA Securities, Inc. .................................... 69,073,776 (69,073,776) – –
Citadel Clearing LLC .................................... 1,334,012 (1,334,012) – –

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
46
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core S&P Total U.S. Stock Market (continued)
Citigroup Global Markets, Inc. .............................. 149,971,798 (149,971,798) – –
Deutsche Bank Securities, Inc. ............................. 59,327 (59,327) – –
Goldman Sachs & Co. LLC ............................... 110,507,694 (110,507,694) – –
HSBC Bank plc ....................................... 35,266,123 (35,266,123) – –
J.P. Morgan Securities LLC ............................... 148,052,315 (148,052,315) – –
Jefferies LLC ......................................... 40,475,836 (40,475,836) – –
Morgan Stanley ....................................... 85,209,748 (85,209,748) – –
National Bank Financial, Inc. .............................. 9,949,734 (9,949,734) – –
National Financial Services LLC ............................ 10,872,022 (10,872,022) – –
Natixis SA ........................................... 3,583,703 (3,583,703) – –
Nomura Securities International, Inc. ......................... 11,999 (11,903) – 96
(b)
RBC Capital Markets LLC ................................ 629 (629) – –
Scotia Capital (USA), Inc. ................................ 10,038,804 (10,038,804) – –
SG Americas Securities LLC .............................. 4,606,231 (4,606,231) – –
State Street Bank & Trust Co. .............................. 22,494,683 (22,494,683) – –
Toronto-Dominion Bank .................................. 940,432 (940,432) – –
UBS AG ............................................ 15,008,734 (15,008,734) – –
UBS Securities LLC .................................... 474,620 (474,620) – –
Virtu Americas LLC ..................................... 1,707,790 (1,707,790) – –
Wells Fargo Bank N.A. .................................. 127,465,296 (127,465,296) – –
Wells Fargo Securities LLC ............................... 20,028,665 (20,028,665) – –
$ 979,853,957 $ (979,853,861) $ – $ 96
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
47
Notes to Financial Statements
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: iShares Core S&P 500 ETF and iShares Core S&P Total U.S. Stock Market ETF have entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”).
BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF
Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Investment Advisory Fees
Core S&P 500 .................................................................................................... 0.03%
Core S&P Total U.S. Stock Market ...................................................................................... 0.03
Top 20 U.S. Stocks ................................................................................................ 0.20
iShares ETF Amounts
Core S&P 500 ........................................................................................................... $ 2,186,377
Core S&P Total U.S. Stock Market ............................................................................................. 1,772,111

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
48
For the year ended March 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the period ended March 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended March 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core S&P 500 ........................................................................ $ 5,629,972,829 $ 4,505,696,089 $ (1,570,648,937)
Core S&P Total U.S. Stock Market .......................................................... 242,924,638 305,010,209 (28,865,085)
iShares ETF Purchases Sales
Core S&P 500 ........................................................................................ $ 17,157,456,227 $ 17,183,917,932
Core S&P Total U.S. Stock Market .......................................................................... 1,898,721,965 1,909,759,544
Top 20 U.S. Stocks .................................................................................... 18,444,244 18,209,716
iShares ETF
In-kind
Purchases
In-kind
Sales
Core S&P 500 ........................................................................................ $ 310,112,952,024 $ 216,582,762,849
Core S&P Total U.S. Stock Market .......................................................................... 5,712,543,590 1,170,289,486
Top 20 U.S. Stocks .................................................................................... 192,061,518 5,971,467
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Core S&P 500 ............................................................................. $ 80,268,537,485 $ (80,268,537,485)
Core S&P Total U.S. Stock Market ............................................................... 689,388,156 (689,388,156)
Top 20 U.S. Stocks ......................................................................... 442,641 (442,641)
—
iShares ETF
Year Ended
03/31/25
Year Ended
03/31/24
Core S&P 500
Ordinary income ...................................................................................... $ 6,928,850,511 $ 5,491,086,671
Core S&P Total U.S. Stock Market
Ordinary income ...................................................................................... $ 802,874,201 $ 699,179,416
iShares ETF
Period from
10/23/24 to
03/31/25
Top 20 U.S. Stocks
Ordinary income ........................................................................................................ $ 246,905

Notes to Financial Statements
(continued)
49
Notes to Financial Statements
As of March 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Core S&P 500 ........................................................... $ 149,655,082 $ (9,114,192,808) $ 22,910,460,366 $ 13,945,922,640
Core S&P Total U.S. Stock Market ............................................. 5,604,681 (1,170,813,663) 20,012,604,674 18,847,395,692
Top 20 U.S. Stocks ....................................................... 22,829 (1,673,079) (12,018,976) (13,669,226)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core S&P 500 ................................................... $ 561,646,414,908 $ 55,416,700,596 $ (32,505,984,990) $ 22,910,715,606
Core S&P Total U.S. Stock Market ...................................... 42,852,426,953 23,056,316,730 (3,043,638,126) 20,012,678,604
Top 20 U.S. Stocks ................................................ 185,344,464 2,453,890 (14,472,866) (12,018,976)

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
50
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Year Ended
03/31/25
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
Core S&P 500
Shares sold 544,300,000 $ 310,889,350,417 326,150,000 $ 152,122,306,107
Shares redeemed
(379,450,000) (217,177,155,811) (198,750,000) (93,843,828,041)
164,850,000 $ 93,712,194,606 127,400,000 $ 58,278,478,066
Core S&P Total U.S. Stock Market
Shares sold 47,000,000 $ 5,751,427,991 25,050,000 $ 2,505,110,285
Shares redeemed
(9,550,000) (1,178,488,115) (9,950,000) (1,025,681,751)
37,450,000 $ 4,572,939,876 15,100,000 $ 1,479,428,534
Period Ended
03/31/25
iShares ETF Shares Amount
Top 20 U.S. Stocks
(a)
Shares sold .......................................................................... 7,520,000 $ 192,536,958
Shares redeemed ......................................................................
(240,000) (5,988,142)
7,280,000 $ 186,548,816
(a)
The Fund commenced operations on October 23, 2024.

Notes to Financial Statements
(continued)
51
Notes to Financial Statements
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2025
iShares Annual Financial Statements and Additional Information
52
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2025, the related statements of operations and of statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended March 31, 2025 and statements of changes in net assets for the years ended March 31, 2025 and 2024
(2)
Statement of operations, statement of changes in net assets, and financial highlights for the period October 23, 2024 (commencement of operations) through March 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Core S&P 500 ETF
(1)
iShares Core S&P Total U.S. Stock Market ETF
(1)
iShares Top 20 U.S. Stocks ETF
(2)

Important Tax Information
(unaudited)
53
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal period ended March 31, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2025:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal period ended March 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Core S&P 500 ..................................................................................................... $ 6,414,870,101
Core S&P Total U.S. Stock Market ....................................................................................... 730,446,136
Top 20 U.S. Stocks ................................................................................................. 343,966
iShares ETF
Qualified Business
Income
Core S&P 500 ..................................................................................................... $ 301,617,896
Core S&P Total U.S. Stock Market ....................................................................................... 49,103,533
iShares ETF
Dividends-Received
Deduction
Core S&P 500 ..................................................................................................... 89 .30%
Core S&P Total U.S. Stock Market ....................................................................................... 89 .29
Top 20 U.S. Stocks ................................................................................................. 100 .00

Additional Information
2025
iShares Annual Financial Statements and Additional information
54
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Core S&P
500 ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was
USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Core S&P 500 ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Additional Information
(continued)
55
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Annual Financial Statements and Additional Information
56
iShares Top 20 U.S. Stocks ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory
Agreement. At a meeting held on September 25-26, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the
Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the iShares Top 20 U.S. Stocks ETF was higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with
services to be provided to the Fund since the proposed
relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The
Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the

Board Review and Approval of Investment Advisory Contract
(continued)
57
Board Review and Approval of Investment Advisory Contract
relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other
Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive”
nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the
Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.

Glossary of Terms Used in these Financial Statements
2025
iShares Annual Financial Statements and Additional Information
58
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Russell 2000 ETF | IWM | NYSE Arca
iShares Russell 2000 Growth ETF | IWO | NYSE Arca
iShares Russell 2000 Value ETF | IWN | NYSE Arca

Page
2

Schedule of Investments
March 31, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
AAR Corp.
(a)
....................... 918,952 $ 51,452,123
AeroVironment, Inc.
(a)(b)
................ 736,968 87,839,216
AerSale Corp.
(a)
..................... 876,110 6,562,064
Archer Aviation, Inc. , Class A
(a)(b)
.......... 8,511,995 60,520,284
Astronics Corp.
(a)(b)
................... 769,992 18,610,707
Byrna Technologies, Inc.
(a)(b)
............. 461,049 7,764,065
Cadre Holdings, Inc. .................. 680,396 20,146,526
Ducommun, Inc.
(a)(b)
.................. 351,978 20,425,283
Eve Holding, Inc.
(a)(b)
.................. 1,331,715 4,421,294
Intuitive Machines, Inc. , Class A
(a)(b)
........ 1,129,937 8,418,031
Kratos Defense & Security Solutions, Inc.
(a)(b)
. 3,897,963 115,730,522
Leonardo DRS, Inc.
(b)
................. 1,948,283 64,059,545
Mercury Systems, Inc.
(a)(b)
.............. 1,372,260 59,130,683
Moog, Inc. , Class A .................. 739,041 128,112,757
National Presto Industries, Inc. ........... 135,018 11,869,432
Park Aerospace Corp. ................. 439,831 5,915,727
Redwire Corp.
(a)(b)
.................... 613,624 5,086,943
Rocket Lab USA, Inc.
(a)(b)
............... 9,287,807 166,065,989
Triumph Group, Inc.
(a)(b)
................ 1,940,453 49,171,079
V2X, Inc.
(a)(b)
....................... 435,666 21,369,417
Virgin Galactic Holdings, Inc.
(a)(b)
.......... 682,495 2,067,960
VirTra, Inc.
(a)(b)
...................... 296,749 1,207,768
915,947,415
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a)(b)
...... 1,350,113 30,296,536
Forward Air Corp.
(a)(b)
................. 653,876 13,136,369
Hub Group, Inc. , Class A ............... 1,602,050 59,548,198
Radiant Logistics, Inc.
(a)
............... 896,687 5,514,625
108,495,728
Automobile Components — 1.1%
Adient plc
(a)
........................ 2,253,967 28,986,016
American Axle & Manufacturing Holdings, Inc.
(a)
3,064,055 12,470,704
Cooper-Standard Holdings, Inc.
(a)(b)
........ 442,540 6,779,713
Dana, Inc. ......................... 3,438,925 45,840,870
Dorman Products, Inc.
(a)(b)
.............. 678,580 81,796,033
Fox Factory Holding Corp.
(a)(b)
........... 1,116,518 26,059,530
Gentherm, Inc.
(a)
.................... 794,531 21,245,759
Goodyear Tire & Rubber Co. (The)
(a)(b)
...... 7,536,709 69,639,191
Holley, Inc.
(a)(b)
...................... 1,147,311 2,948,589
LCI Industries ...................... 657,353 57,472,373
Luminar Technologies, Inc. , Class A
(a)(b)
..... 686,910 3,702,445
Modine Manufacturing Co.
(a)(b)
........... 1,361,149 104,468,186
Patrick Industries, Inc.
(b)
............... 859,647 72,691,750
Phinia, Inc. ........................ 1,105,480 46,905,516
Solid Power, Inc. , Class A
(a)(b)
............ 4,059,204 4,262,164
Standard Motor Products, Inc. ........... 537,270 13,394,141
Stoneridge, Inc.
(a)
.................... 698,094 3,204,252
Visteon Corp.
(a)(b)
.................... 718,291 55,753,747
XPEL, Inc.
(a)(b)(c)
..................... 663,936 19,506,440
677,127,419
Automobiles — 0.0%
Livewire Group, Inc.
(a)(b)
................ 408,406 816,812
Winnebago Industries, Inc. ............. 742,406 25,583,311
26,400,123
Banks — 10.8%
1st Source Corp. .................... 500,426 29,930,479
ACNB Corp. ....................... 235,308 9,685,277
Amalgamated Financial Corp. ........... 523,062 15,038,033
Amerant Bancorp, Inc. , Class A .......... 977,211 20,169,635
Ameris Bancorp ..................... 1,733,519 99,798,689
Ames National Corp. ................. 261,915 4,588,751
Security
Shares
Shares Value
Banks (continued)
Arrow Financial Corp. ................. 485,980 $ 12,776,414
Associated Banc-Corp. ................ 4,438,025 99,988,703
Atlantic Union Bankshares Corp. ......... 2,207,489 68,741,207
Axos Financial, Inc.
(a)
................. 1,435,909 92,644,849
Banc of California, Inc. ................ 3,471,524 49,260,926
BancFirst Corp. ..................... 539,789 59,306,617
Bancorp, Inc. (The)
(a)(b)
................ 1,222,406 64,591,933
Bank First Corp. .................... 257,684 25,959,086
Bank of Hawaii Corp. ................. 956,386 65,961,942
Bank of Marin Bancorp ................ 480,534 10,605,385
Bank of NT Butterfield & Son Ltd. (The) ..... 1,198,783 46,656,634
Bank7 Corp. ....................... 137,965 5,344,764
BankUnited, Inc. .................... 1,807,334 62,244,583
Bankwell Financial Group, Inc. ........... 199,440 6,019,099
Banner Corp. ...................... 825,601 52,648,576
Bar Harbor Bankshares ............... 459,977 13,569,322
BayCom Corp. ..................... 324,026 8,155,734
BCB Bancorp, Inc. ................... 492,149 4,852,589
Berkshire Hills Bancorp, Inc. ............ 1,139,653 29,733,547
Blue Foundry Bancorp
(a)(b)
.............. 625,596 5,755,483
Bridgewater Bancshares, Inc.
(a)
.......... 553,779 7,691,990
Brookline Bancorp, Inc. ................ 2,248,312 24,506,601
Burke & Herbert Financial Services Corp. ... 360,172 20,209,251
Business First Bancshares, Inc. .......... 682,219 16,612,033
Byline Bancorp, Inc. .................. 876,629 22,932,615
Cadence Bank ..................... 3,931,458 119,359,065
California Bancorp
(a)(b)
................. 599,780 8,594,847
Camden National Corp. ............... 465,181 18,825,875
Capital Bancorp, Inc. ................. 285,223 8,080,368
Capital City Bank Group, Inc. ............ 415,717 14,949,183
Capitol Federal Financial, Inc. ........... 3,321,298 18,599,269
Carter Bankshares, Inc.
(a)
.............. 654,051 10,582,545
Cathay General Bancorp ............... 1,574,500 67,750,735
Central Pacific Financial Corp. ........... 566,367 15,314,564
Chemung Financial Corp. .............. 101,485 4,827,641
ChoiceOne Financial Services, Inc. ........ 236,499 6,804,076
Citizens & Northern Corp. .............. 447,670 9,007,120
Citizens Financial Services, Inc. .......... 127,131 7,379,955
City Holding Co. .................... 386,671 45,422,242
Civista Bancshares, Inc. ............... 479,193 9,363,431
CNB Financial Corp. .................. 623,354 13,869,627
Coastal Financial Corp.
(a)(b)
............. 331,693 29,988,364
Colony Bankcorp, Inc. ................ 542,175 8,756,126
Columbia Financial, Inc.
(a)(b)
............. 761,410 11,421,150
Community Financial System, Inc. ........ 1,322,694 75,208,381
Community Trust Bancorp, Inc. .......... 434,461 21,879,456
Community West Bancshares ........... 484,834 8,959,732
ConnectOne Bancorp, Inc. ............. 995,648 24,204,203
Customers Bancorp, Inc.
(a)
.............. 802,190 40,269,938
CVB Financial Corp. .................. 3,451,628 63,717,053
Dime Community Bancshares, Inc. ........ 1,041,970 29,050,124
Eagle Bancorp, Inc. .................. 742,154 15,585,234
Eastern Bankshares, Inc. .............. 5,188,449 85,090,564
Enterprise Bancorp, Inc. ............... 285,742 11,123,936
Enterprise Financial Services Corp. ....... 1,002,914 53,896,598
Equity Bancshares, Inc. , Class A ......... 441,166 17,381,940
Esquire Financial Holdings, Inc. .......... 189,818 14,308,481
ESSA Bancorp, Inc. .................. 225,019 4,241,608
Farmers & Merchants Bancorp, Inc. ....... 375,295 8,973,303
Farmers National Banc Corp. ............ 1,057,811 13,804,434
FB Financial Corp. ................... 999,168 46,321,428
Fidelity D&D Bancorp, Inc. .............. 135,289 5,629,375
Financial Institutions, Inc. .............. 496,690 12,397,382
First Bancorp ...................... 4,817,363 114,618,297
First Bancorp, Inc. (The) ............... 327,652 8,099,557

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Bancshares, Inc. (The) ............. 826,148 $ 27,932,064
First Bank ......................... 604,769 8,956,629
First Busey Corp. .................... 2,255,233 48,713,033
First Business Financial Services, Inc. ...... 238,369 11,239,098
First Commonwealth Financial Corp. ....... 2,604,546 40,474,645
First Community Bankshares, Inc. ........ 489,903 18,464,444
First Financial Bancorp ................ 2,389,412 59,687,512
First Financial Bankshares, Inc. .......... 3,435,102 123,388,864
First Financial Corp. .................. 337,823 16,546,571
First Financial Northwest, Inc.
(b)
.......... 180,015 4,079,140
First Foundation, Inc.
(b)
................ 1,654,180 8,585,194
First Internet Bancorp ................. 235,780 6,314,188
First Interstate BancSystem, Inc. , Class A ... 2,190,700 62,763,555
First Merchants Corp. ................. 1,582,889 64,012,031
First Mid Bancshares, Inc. .............. 647,713 22,605,184
First of Long Island Corp. (The) .......... 694,258 8,574,086
First Western Financial, Inc.
(a)(b)
.......... 227,712 4,474,541
Five Star Bancorp ................... 502,768 13,976,950
Flagstar Financial, Inc.
(b)
............... 6,661,939 77,411,731
Flushing Financial Corp. ............... 836,664 10,625,633
FS Bancorp, Inc. .................... 205,707 7,818,923
Fulton Financial Corp. ................. 4,232,704 76,569,615
FVCBankcorp, Inc.
(a)(b)
................ 425,463 4,497,144
German American Bancorp, Inc. .......... 774,323 29,037,113
Glacier Bancorp, Inc. ................. 3,031,879 134,069,689
Great Southern Bancorp, Inc. ............ 252,801 13,997,591
Greene County Bancorp, Inc. ............ 197,229 4,755,191
Guaranty Bancshares, Inc. ............. 229,086 9,170,313
Hancock Whitney Corp. ............... 2,332,175 122,322,579
Hanmi Financial Corp. ................ 663,653 15,038,377
HarborOne Bancorp, Inc. .............. 1,097,052 11,376,429
HBT Financial, Inc. ................... 429,524 9,625,633
Heritage Commerce Corp. .............. 1,701,367 16,197,014
Heritage Financial Corp. ............... 870,216 21,172,355
Hilltop Holdings, Inc. .................. 1,253,735 38,176,231
Hingham Institution for Savings (The)
(b)
..... 43,545 10,355,001
Home Bancorp, Inc. .................. 220,340 9,871,232
Home BancShares, Inc. ............... 4,997,846 141,289,106
HomeStreet, Inc.
(a)
................... 520,111 6,106,103
HomeTrust Bancshares, Inc. ............ 450,989 15,459,903
Hope Bancorp, Inc. .................. 3,261,991 34,153,046
Horizon Bancorp, Inc. ................. 1,204,431 18,162,819
Independent Bank Corp. ............... 1,633,063 84,214,057
International Bancshares Corp. .......... 1,451,600 91,537,896
Investar Holding Corp. ................ 281,617 4,959,275
John Marshall Bancorp, Inc. ............ 332,612 5,494,750
Kearny Financial Corp. ................ 1,582,829 9,908,510
Lakeland Financial Corp. ............... 684,572 40,690,960
LCNB Corp. ....................... 352,003 5,206,124
LINKBANCORP, Inc. ................. 469,370 3,182,329
Live Oak Bancshares, Inc. .............. 927,375 24,723,818
Mercantile Bank Corp. ................ 445,173 19,338,315
Metrocity Bankshares, Inc. ............. 560,209 15,444,962
Metropolitan Bank Holding Corp.
(a)(b)
....... 289,898 16,231,389
Mid Penn Bancorp, Inc. ................ 485,294 12,573,968
Middlefield Banc Corp. ................ 202,264 5,653,279
Midland States Bancorp, Inc. ............ 533,766 9,138,074
MidWestOne Financial Group, Inc. ........ 543,918 16,105,412
MVB Financial Corp. ................. 330,751 5,728,607
National Bank Holdings Corp. , Class A ..... 934,964 35,781,072
National Bankshares, Inc. .............. 167,140 4,450,938
NB Bancorp, Inc.
(a)(b)
.................. 1,038,013 18,756,895
NBT Bancorp, Inc. ................... 1,158,725 49,709,303
Nicolet Bankshares, Inc.
(b)
.............. 366,445 39,927,847
Northeast Bank
(b)
.................... 192,543 17,625,386
Security
Shares
Shares Value
Banks (continued)
Northeast Community Bancorp, Inc. ....... 387,098 $ 9,073,577
Northfield Bancorp, Inc. ............... 1,113,377 12,146,943
Northrim Bancorp, Inc. ................ 153,441 11,234,950
Northwest Bancshares, Inc. ............. 3,392,031 40,772,213
Norwood Financial Corp. ............... 207,576 5,017,112
Oak Valley Bancorp .................. 194,458 4,853,672
OceanFirst Financial Corp. ............. 1,514,081 25,754,518
OFG Bancorp ...................... 1,167,707 46,731,634
Old National Bancorp ................. 8,398,827 177,971,144
Old Second Bancorp, Inc. .............. 1,175,888 19,566,776
Orange County Bancorp, Inc. ............ 296,395 6,932,679
Origin Bancorp, Inc. .................. 809,145 28,053,057
Orrstown Financial Services, Inc. ......... 513,092 15,397,891
Pacific Premier Bancorp, Inc. ............ 2,388,959 50,932,606
Park National Corp. .................. 391,075 59,208,755
Parke Bancorp, Inc. .................. 364,115 6,859,927
Pathward Financial, Inc. ............... 623,298 45,469,589
PCB Bancorp ...................... 363,560 6,802,208
Peapack-Gladstone Financial Corp.
(b)
...... 489,690 13,907,196
Peoples Bancorp of North Carolina, Inc. .... 136,650 3,722,346
Peoples Bancorp, Inc. ................ 956,654 28,374,358
Peoples Financial Services Corp. ......... 255,848 11,377,561
Pioneer Bancorp, Inc.
(a)
................ 303,714 3,556,491
Plumas Bancorp .................... 164,316 7,109,953
Ponce Financial Group, Inc.
(a)(b)
.......... 521,255 6,604,301
Preferred Bank ..................... 195,351 16,343,065
Primis Financial Corp. ................. 628,286 6,138,354
Princeton Bancorp, Inc. ................ 151,328 4,623,070
Provident Bancorp, Inc.
(a)
.............. 364,908 4,189,144
Provident Financial Services, Inc. ......... 2,976,427 51,105,252
QCR Holdings, Inc. .................. 441,078 31,457,683
RBB Bancorp ...................... 526,673 8,690,105
Red River Bancshares, Inc. ............. 122,728 6,338,901
Renasant Corp. ..................... 1,580,604 53,629,894
Republic Bancorp, Inc. , Class A .......... 246,316 15,719,887
S&T Bancorp, Inc. ................... 956,541 35,439,844
Sandy Spring Bancorp, Inc. ............. 1,234,029 34,491,111
Seacoast Banking Corp. of Florida ........ 2,277,631 58,603,446
ServisFirst Bancshares, Inc. ............ 1,317,953 108,862,918
Shore Bancshares, Inc. ................ 905,937 12,266,387
Sierra Bancorp ..................... 403,018 11,236,142
Simmons First National Corp. , Class A ..... 3,293,435 67,614,221
SmartFinancial, Inc. .................. 466,447 14,497,173
South Plains Financial, Inc. ............. 367,385 12,167,791
Southern First Bancshares, Inc.
(a)
......... 218,761 7,201,612
Southern Missouri Bancorp, Inc. .......... 286,010 14,878,240
Southern States Bancshares, Inc. ......... 232,081 8,296,896
Southside Bancshares, Inc. ............. 800,829 23,192,008
SouthState Corp. .................... 2,598,457 241,188,779
Stellar Bancorp, Inc. .................. 1,325,063 36,651,243
Sterling Bancorp, Inc.
(a)(b)(d)
.............. 580,763 2,810,893
Stock Yards Bancorp, Inc. .............. 696,470 48,098,218
Texas Capital Bancshares, Inc.
(a)
......... 1,241,390 92,731,833
Third Coast Bancshares, Inc.
(a)(b)
.......... 319,641 10,666,420
Timberland Bancorp, Inc. .............. 226,883 6,840,522
Tompkins Financial Corp. .............. 349,946 22,039,599
Towne Bank ....................... 1,902,801 65,056,766
TriCo Bancshares ................... 876,223 35,022,633
Triumph Financial, Inc.
(a)(b)
.............. 579,724 33,508,047
TrustCo Bank Corp. .................. 469,881 14,321,973
Trustmark Corp. .................... 1,492,433 51,474,014
UMB Financial Corp. ................. 1,818,713 183,871,884
United Bankshares, Inc. ............... 3,501,337 121,391,354
United Community Banks, Inc. ........... 2,913,280 81,950,566
Unity Bancorp, Inc. ................... 231,805 9,434,464

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Univest Financial Corp. ................ 824,952 $ 23,395,639
USCB Financial Holdings, Inc. , Class A ..... 284,610 5,282,362
Valley National Bancorp ............... 12,621,069 112,201,303
Veritex Holdings, Inc. ................. 1,377,460 34,395,176
Virginia National Bankshares Corp. ........ 130,232 4,698,771
WaFd, Inc. ........................ 2,063,506 58,975,001
Washington Trust Bancorp, Inc. .......... 502,060 15,493,572
WesBanco, Inc. ..................... 2,325,444 71,995,746
West Bancorp, Inc. ................... 494,345 9,857,239
Westamerica Bancorp ................ 719,072 36,406,615
WSFS Financial Corp. ................ 1,459,191 75,688,237
6,843,931,090
Beverages — 0.4%
MGP Ingredients, Inc.
(b)
................ 369,013 10,841,602
National Beverage Corp. ............... 615,032 25,548,429
Primo Brands Corp. , Class A
(b)
........... 5,269,386 187,010,509
Vita Coco Co., Inc. (The)
(a)(b)
............ 1,033,866 31,687,993
255,088,533
Biotechnology — 8.2%
(a)
2seventy bio, Inc.
(b)
.................. 1,318,767 6,514,709
4D Molecular Therapeutics, Inc.
(b)
......... 1,226,499 3,961,592
89bio, Inc.
(b)
....................... 2,927,580 21,283,507
Absci Corp.
(b)
...................... 2,153,319 5,404,831
ACADIA Pharmaceuticals, Inc.
(b)
.......... 3,146,374 52,261,272
ACELYRIN, Inc.
(b)
.................... 1,925,029 4,754,822
Achieve Life Sciences, Inc.
(b)
............ 847,847 2,263,751
Acrivon Therapeutics, Inc.
(b)
............. 287,396 583,414
Actinium Pharmaceuticals, Inc.
(b)
......... 793,428 1,277,419
Acumen Pharmaceuticals, Inc.
(b)
.......... 1,028,665 1,131,531
ADC Therapeutics SA
(b)
............... 2,039,021 2,875,020
ADMA Biologics, Inc. ................. 6,045,656 119,945,815
Adverum Biotechnologies, Inc.
(b)
.......... 554,180 2,421,767
Aerovate Therapeutics, Inc.
(b)
............ 458,975 1,152,027
Agenus, Inc.
(b)
...................... 674,909 1,015,738
Agios Pharmaceuticals, Inc.
(b)
........... 1,485,896 43,536,753
Akebia Therapeutics, Inc.
(b)
............. 5,794,345 11,125,142
Akero Therapeutics, Inc.
(b)
.............. 1,962,165 79,428,439
Aldeyra Therapeutics, Inc.
(b)
............. 1,321,486 7,598,544
Alector, Inc.
(b)
...................... 2,139,118 2,631,115
Alkermes plc
(b)
...................... 4,239,890 140,001,168
Allogene Therapeutics, Inc.
(b)
............ 3,380,672 4,935,781
Altimmune, Inc.
(b)
.................... 1,913,810 9,569,050
ALX Oncology Holdings, Inc.
(b)
........... 884,018 550,743
Amicus Therapeutics, Inc.
(b)
............. 7,682,987 62,693,174
AnaptysBio, Inc.
(b)
................... 577,794 10,741,190
Anavex Life Sciences Corp.
(b)
............ 1,984,042 17,023,080
Anika Therapeutics, Inc. ............... 317,185 4,767,291
Annexon, Inc.
(b)
..................... 2,593,757 5,005,951
Apogee Therapeutics, Inc.
(b)
............. 1,000,318 37,371,880
Applied Therapeutics, Inc.
(b)
............. 3,012,189 1,472,659
Arbutus Biopharma Corp.
(b)
............. 3,811,303 13,301,447
Arcellx, Inc.
(b)
...................... 1,150,216 75,454,170
Arcturus Therapeutics Holdings, Inc.
(b)
...... 623,423 6,602,050
Arcus Biosciences, Inc. ................ 1,443,463 11,331,185
Arcutis Biotherapeutics, Inc.
(b)
........... 2,823,154 44,154,129
Ardelyx, Inc.
(b)
...................... 6,172,257 30,305,782
ArriVent Biopharma, Inc.
(b)
.............. 750,520 13,877,115
Arrowhead Pharmaceuticals, Inc.
(b)
........ 3,137,501 39,971,763
ARS Pharmaceuticals, Inc.
(b)
............ 1,304,415 16,409,541
Artiva Biotherapeutics, Inc.
(b)
............ 445,702 1,337,106
Astria Therapeutics, Inc.
(b)
.............. 1,204,938 6,434,369
Atossa Therapeutics, Inc.
(b)
............. 3,331,793 2,241,963
Aura Biosciences, Inc.
(b)
............... 1,218,061 7,137,837
Security
Shares
Shares Value
Biotechnology (continued)
Aurinia Pharmaceuticals, Inc.
(b)
........... 3,516,634 $ 28,273,737
Avidity Biosciences, Inc.
(b)
.............. 2,985,126 88,120,920
Avita Medical, Inc.
(b)
.................. 669,389 5,448,826
Beam Therapeutics, Inc.
(b)
.............. 2,403,831 46,946,819
Bicara Therapeutics, Inc.
(b)
............. 514,380 6,702,371
BioCryst Pharmaceuticals, Inc.
(b)
.......... 5,425,549 40,691,617
Biohaven Ltd.
(b)
..................... 2,261,578 54,368,335
Biomea Fusion, Inc.
(b)
................. 732,783 1,560,828
Black Diamond Therapeutics, Inc.
(b)
....... 1,050,029 1,627,545
Bluebird Bio, Inc.
(b)
................... 256,979 1,254,058
Blueprint Medicines Corp.
(b)
............. 1,672,259 148,011,644
Boundless Bio, Inc.
(b)
................. 289,185 436,669
Bridgebio Pharma, Inc.
(b)
............... 3,695,590 127,756,546
C4 Therapeutics, Inc.
(b)
................ 1,621,265 2,594,024
Cabaletta Bio, Inc.
(b)
.................. 1,240,127 1,717,576
CAMP4 Therapeutics Corp.
(b)
............ 143,537 574,148
Candel Therapeutics, Inc.
(b)
............. 739,541 4,178,407
Capricor Therapeutics, Inc.
(b)
............ 987,097 9,367,551
Cardiff Oncology, Inc.
(b)
................ 1,556,906 4,888,685
CareDx, Inc.
(b)
...................... 1,359,549 24,131,995
Cargo Therapeutics, Inc.
(b)
.............. 897,712 3,653,688
Caribou Biosciences, Inc.
(b)
............. 2,221,615 2,028,557
Cartesian Therapeutics, Inc.
(b)
........... 269,256 3,548,794
Catalyst Pharmaceuticals, Inc.
(b)
.......... 2,970,888 72,044,034
Celcuity, Inc.
(b)
...................... 849,603 8,589,486
Celldex Therapeutics, Inc.
(b)
............. 1,698,342 30,824,907
Century Therapeutics, Inc.
(b)
............ 1,046,943 498,345
CervoMed, Inc.
(b)
.................... 159,742 1,461,639
CG oncology, Inc.
(b)
.................. 1,414,995 34,653,228
Cibus, Inc. , Class A
(b)
................. 389,665 728,674
Climb Bio, Inc.
(b)
..................... 737,577 899,844
Cogent Biosciences, Inc.
(b)
.............. 2,420,547 14,499,077
Coherus Biosciences, Inc.
(b)
............. 2,903,342 2,342,997
Compass Therapeutics, Inc.
(b)
........... 2,758,197 5,240,574
Corbus Pharmaceuticals Holdings, Inc.
(b)
.... 310,970 1,651,251
Crinetics Pharmaceuticals, Inc.
(b)
......... 2,404,451 80,645,287
Cullinan Therapeutics, Inc.
(b)
............ 1,364,435 10,328,773
Cytokinetics, Inc.
(b)
................... 3,001,758 120,640,654
Day One Biopharmaceuticals, Inc.
(b)
....... 1,418,514 11,248,816
Denali Therapeutics, Inc.
(b)
............. 3,282,616 44,627,164
Design Therapeutics, Inc. .............. 824,998 3,184,492
Dianthus Therapeutics, Inc.
(b)
............ 630,225 11,432,281
Disc Medicine, Inc.
(b)
.................. 602,177 29,892,066
Dynavax Technologies Corp.
(b)
........... 3,450,968 44,759,055
Dyne Therapeutics, Inc.
(b)
.............. 2,204,967 23,063,955
Editas Medicine, Inc.
(b)
................ 2,194,438 2,545,548
Elevation Oncology, Inc.
(b)
.............. 1,341,997 347,711
Enanta Pharmaceuticals, Inc.
(b)
.......... 534,543 2,950,677
Entrada Therapeutics, Inc.
(b)
............ 647,170 5,850,417
Erasca, Inc.
(b)
...................... 4,776,948 6,544,419
Fate Therapeutics, Inc.
(b)
............... 2,623,819 2,073,079
Fennec Pharmaceuticals, Inc.
(b)
.......... 606,722 3,694,937
Fibrobiologics, Inc.
(b)
.................. 639,897 575,907
Foghorn Therapeutics, Inc.
(b)
............ 630,242 2,300,383
Galectin Therapeutics, Inc.
(b)
............ 379,361 462,820
Generation Bio Co.
(b)
................. 1,273,678 515,840
Geron Corp.
(b)
...................... 15,528,893 24,690,940
Greenwich Lifesciences, Inc.
(b)
........... 144,479 1,378,330
Gyre Therapeutics, Inc.
(b)
.............. 172,056 1,328,272
Halozyme Therapeutics, Inc.
(b)
........... 3,280,893 209,353,782
Heron Therapeutics, Inc.
(b)
.............. 3,104,917 6,830,817
HilleVax, Inc.
(b)
...................... 823,673 1,194,326
Humacyte, Inc.
(b)
.................... 2,353,661 4,012,992
Ideaya Biosciences, Inc.
(b)
.............. 2,256,699 36,964,730
IGM Biosciences, Inc.
(b)
................ 409,033 470,388

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
ImmunityBio, Inc.
(b)
................... 4,014,032 $ 12,082,236
Immunome, Inc.
(b)
................... 1,869,048 12,578,693
Immunovant, Inc.
(b)
................... 1,529,362 26,136,797
Inhibrx Biosciences, Inc.
(b)
.............. 304,725 4,263,103
Inmune Bio, Inc.
(b)
................... 348,685 2,723,230
Inovio Pharmaceuticals, Inc.
(b)
........... 896,839 1,461,848
Inozyme Pharma, Inc.
(b)
............... 1,358,482 1,236,219
Insmed, Inc.
(b)
...................... 4,533,999 345,898,784
Intellia Therapeutics, Inc.
(b)
............. 2,666,035 18,955,509
Invivyd, Inc.
(b)
...................... 2,273,973 1,376,436
Iovance Biotherapeutics, Inc.
(b)
........... 7,282,309 24,250,089
Ironwood Pharmaceuticals, Inc. , Class A .... 3,862,979 5,678,579
iTeos Therapeutics, Inc.
(b)
.............. 719,669 4,296,424
Janux Therapeutics, Inc.
(b)
.............. 827,221 22,334,967
Jasper Therapeutics, Inc.
(b)
............. 302,483 1,300,677
KalVista Pharmaceuticals, Inc.
(b)
.......... 1,011,713 11,675,168
Keros Therapeutics, Inc.
(b)
.............. 857,579 8,738,730
Kiniksa Pharmaceuticals International plc
(b)
.. 1,018,539 22,621,751
Kodiak Sciences, Inc.
(b)
................ 887,291 2,488,851
Korro Bio, Inc.
(b)
..................... 160,950 2,802,139
Krystal Biotech, Inc.
(b)
................. 651,529 117,470,679
Kura Oncology, Inc.
(b)
................. 1,948,199 12,858,113
Kymera Therapeutics, Inc.
(b)
............. 1,238,179 33,888,959
Kyverna Therapeutics, Inc.
(b)
............ 627,400 1,210,882
Larimar Therapeutics, Inc.
(b)
............. 1,117,281 2,402,154
LENZ Therapeutics, Inc.
(b)
.............. 338,914 8,713,479
Lexeo Therapeutics, Inc.
(b)
.............. 667,960 2,317,821
Lexicon Pharmaceuticals, Inc.
(b)
.......... 3,045,737 1,403,476
Lineage Cell Therapeutics, Inc.
(b)
......... 4,530,459 2,045,955
Lyell Immunopharma, Inc.
(b)
............. 4,369,636 2,350,864
MacroGenics, Inc. ................... 1,619,711 2,057,033
Madrigal Pharmaceuticals, Inc.
(b)
......... 472,618 156,545,260
MannKind Corp.
(b)
................... 7,062,814 35,525,954
MeiraGTx Holdings plc
(b)
............... 1,245,115 8,441,880
Mersana Therapeutics, Inc.
(b)
............ 2,493,744 858,347
Metagenomi, Inc.
(b)
................... 688,262 936,036
Metsera, Inc.
(b)
...................... 402,803 10,964,298
MiMedx Group, Inc.
(b)
................. 3,133,556 23,815,026
Mineralys Therapeutics, Inc.
(b)
........... 743,570 11,807,892
Mirum Pharmaceuticals, Inc.
(b)
........... 1,044,180 47,040,309
Monte Rosa Therapeutics, Inc.
(b)
.......... 1,087,151 5,044,381
Myriad Genetics, Inc.
(b)
................ 2,368,331 21,007,096
Neurogene, Inc.
(b)
.................... 305,878 3,581,831
Nkarta, Inc.
(b)
....................... 1,399,852 2,575,728
Novavax, Inc.
(b)
..................... 4,093,591 26,239,918
Nurix Therapeutics, Inc.
(b)
.............. 1,971,726 23,424,105
Nuvalent, Inc. , Class A
(b)
............... 927,161 65,754,258
Ocugen, Inc.
(b)
...................... 7,543,438 5,327,930
Olema Pharmaceuticals, Inc.
(b)
........... 1,079,937 4,060,563
Organogenesis Holdings, Inc. , Class A
(b)
.... 1,850,200 7,992,864
ORIC Pharmaceuticals, Inc.
(b)
........... 1,590,176 8,873,182
Outlook Therapeutics, Inc.
(b)
............. 542,201 661,485
Ovid therapeutics, Inc. ................ 1,638,654 511,096
PDL BioPharma, Inc.
(d)
................ 11,853 —
PepGen, Inc.
(b)
..................... 404,523 568,355
Perspective Therapeutics, Inc.
(b)
.......... 1,421,042 3,026,819
Praxis Precision Medicines, Inc.
(b)
......... 452,129 17,122,125
Precigen, Inc.
(b)
..................... 3,570,670 5,320,298
Prelude Therapeutics, Inc.
(b)
............. 365,720 280,873
Prime Medicine, Inc.
(b)
................. 1,489,630 2,964,364
ProKidney Corp. , Class A
(b)
............. 2,729,240 2,391,360
Protagonist Therapeutics, Inc.
(b)
.......... 1,562,340 75,554,762
Prothena Corp. plc
(b)
.................. 1,107,175 13,701,291
PTC Therapeutics, Inc.
(b)
............... 2,005,812 102,216,180
Puma Biotechnology, Inc.
(b)
............. 1,101,835 3,261,432
Security
Shares
Shares Value
Biotechnology (continued)
Pyxis Oncology, Inc.
(b)
................. 1,255,430 $ 1,230,196
Q32 Bio, Inc.
(b)
...................... 167,950 277,117
RAPT Therapeutics, Inc.
(b)
.............. 744,951 908,840
Recursion Pharmaceuticals, Inc. , Class A
(b)
.. 6,618,699 35,012,918
REGENXBIO, Inc.
(b)
.................. 1,230,592 8,798,733
Regulus Therapeutics, Inc.
(b)
............ 1,649,456 2,886,548
Relay Therapeutics, Inc.
(b)
.............. 3,305,652 8,660,808
Renovaro, Inc.
(b)
.................... 2,929,628 1,591,374
Replimune Group, Inc.
(b)
............... 1,791,466 17,466,793
Revolution Medicines, Inc.
(b)
............. 4,475,184 158,242,506
Rhythm Pharmaceuticals, Inc.
(b)
.......... 1,436,932 76,114,288
Rigel Pharmaceuticals, Inc. ............. 465,227 8,369,434
Rocket Pharmaceuticals, Inc.
(b)
........... 2,014,417 13,436,161
Sage Therapeutics, Inc.
(b)
.............. 1,452,188 11,544,895
Sana Biotechnology, Inc.
(b)
.............. 3,508,502 5,894,283
Savara, Inc.
(b)
...................... 3,201,216 8,867,368
Scholar Rock Holding Corp.
(b)
........... 2,118,088 68,096,529
Sera Prognostics, Inc. , Class A
(b)
......... 711,173 2,617,117
Shattuck Labs, Inc.
(b)
................. 1,041,349 989,386
Skye Bioscience, Inc.
(b)
................ 455,526 724,286
Soleno Therapeutics, Inc.
(b)
............. 673,990 48,156,585
Solid Biosciences, Inc.
(b)
............... 611,044 2,260,863
SpringWorks Therapeutics, Inc.
(b)
......... 1,809,876 79,869,828
Spyre Therapeutics, Inc.
(b)
.............. 1,043,071 16,829,951
Stoke Therapeutics, Inc.
(b)
.............. 952,405 6,333,493
Summit Therapeutics, Inc.
(b)
............. 2,418,230 46,647,657
Sutro Biopharma, Inc.
(b)
................ 2,134,929 1,388,985
Syndax Pharmaceuticals, Inc.
(b)
.......... 2,151,451 26,430,576
Tango Therapeutics, Inc. ............... 1,251,799 1,714,965
Taysha Gene Therapies, Inc.
(b)
........... 4,582,012 6,368,997
Tenaya Therapeutics, Inc.
(b)
............. 1,456,428 830,310
TG Therapeutics, Inc.
(b)
................ 3,674,662 144,891,923
Tourmaline Bio, Inc.
(b)
................. 608,601 9,256,821
Travere Therapeutics, Inc. .............. 2,219,539 39,774,139
TScan Therapeutics, Inc.
(b)
............. 986,232 1,361,000
Twist Bioscience Corp.
(b)
............... 1,565,383 61,456,937
Tyra Biosciences, Inc.
(b)
............... 519,747 4,833,647
Upstream Bio, Inc.
(b)
.................. 456,659 2,794,753
UroGen Pharma Ltd.
(b)
................ 998,295 11,041,143
Vanda Pharmaceuticals, Inc.
(b)
........... 1,497,015 6,871,299
Vaxcyte, Inc.
(b)
...................... 3,264,757 123,277,224
Vera Therapeutics, Inc. , Class A
(b)
......... 1,195,304 28,711,202
Veracyte, Inc.
(b)
..................... 2,052,812 60,865,876
Verastem, Inc.
(b)
..................... 1,025,360 6,182,921
Vericel Corp.
(b)
...................... 1,299,788 57,996,541
Verve Therapeutics, Inc.
(b)
.............. 1,867,412 8,534,073
Vir Biotechnology, Inc. ................ 2,391,854 15,499,214
Viridian Therapeutics, Inc.
(b)
............. 1,953,070 26,327,384
Voyager Therapeutics, Inc.
(b)
............ 1,185,701 4,007,669
Werewolf Therapeutics, Inc.
(b)
........... 690,080 670,896
X4 Pharmaceuticals, Inc.
(b)
............. 4,799,808 1,134,675
XBiotech, Inc.
(b)
..................... 459,646 1,489,253
Xencor, Inc.
(b)
...................... 1,776,670 18,903,769
XOMA Royalty Corp.
(b)
................ 197,081 3,927,824
Y-mAbs Therapeutics, Inc.
(b)
............. 970,463 4,299,151
Zenas Biopharma, Inc.
(b)
............... 373,019 2,946,850
Zentalis Pharmaceuticals, Inc.
(b)
.......... 1,578,155 2,509,266
Zura Bio Ltd. , Class A
(b)
................ 1,166,798 1,505,169
Zymeworks, Inc.
(b)
................... 1,438,591 17,133,619
5,162,866,857
Broadline Retail — 0.0%
(a)(b)
1stdibs.com, Inc. .................... 569,267 1,730,572
Groupon, Inc. ...................... 618,054 11,600,874

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Broadline Retail (continued)
Savers Value Village, Inc. .............. 616,197 $ 4,251,759
17,583,205
Building Products — 1.4%
American Woodmark Corp.
(a)(b)
........... 401,041 23,593,242
Apogee Enterprises, Inc. ............... 578,189 26,787,496
AZZ, Inc. ......................... 769,576 64,344,249
Caesarstone Ltd.
(a)(b)
.................. 431,047 1,047,444
CSW Industrials, Inc.
(b)
................ 439,842 128,222,740
Gibraltar Industries, Inc.
(a)
.............. 801,493 47,015,579
Griffon Corp. ....................... 1,039,878 74,351,277
Insteel Industries, Inc. ................. 504,196 13,260,355
Janus International Group, Inc.
(a)(b)
........ 3,599,163 25,913,974
JELD-WEN Holding, Inc.
(a)(b)
............. 2,227,884 13,300,467
Masterbrand, Inc.
(a)(b)
................. 3,329,544 43,483,845
Quanex Building Products Corp. .......... 1,230,846 22,881,427
Resideo Technologies, Inc.
(a)
............ 3,866,940 68,444,838
Tecnoglass, Inc. ..................... 596,111 42,651,742
UFP Industries, Inc. .................. 1,583,190 169,464,658
Zurn Elkay Water Solutions Corp. ......... 3,774,517 124,483,571
889,246,904
Capital Markets — 1.8%
Acadian Asset Management, Inc. ......... 727,940 18,824,528
AlTi Global, Inc. , Class A
(a)(b)
............ 885,836 2,692,941
Artisan Partners Asset Management, Inc. , Class
A ............................ 1,625,092 63,541,097
B Riley Financial, Inc.
(b)
................ 617,165 2,388,429
BGC Group, Inc. , Class A .............. 8,446,764 77,456,826
Cohen & Steers, Inc. ................. 743,174 59,639,714
Diamond Hill Investment Group, Inc. ....... 75,906 10,842,413
DigitalBridge Group, Inc. , Class A
(b)
........ 4,215,768 37,183,074
Donnelley Financial Solutions, Inc.
(a)(b)
...... 739,287 32,314,235
Forge Global Holdings, Inc.
(a)(b)
........... 3,089,313 1,736,194
GCM Grosvenor, Inc. , Class A ........... 1,249,741 16,534,073
Hamilton Lane, Inc. , Class A ............ 1,067,540 158,711,172
MarketWise, Inc. , Class A .............. 1,152,990 569,116
Moelis & Co. , Class A ................. 1,470,957 85,845,051
Open Lending Corp. , Class A
(a)(b)
......... 2,702,759 7,459,615
P10, Inc. , Class A ................... 1,071,259 12,587,293
Patria Investments Ltd. , Class A .......... 1,571,743 17,744,978
Perella Weinberg Partners , Class C ....... 1,411,627 25,973,937
Piper Sandler Cos. ................... 466,671 115,575,740
PJT Partners, Inc. , Class A
(b)
............ 632,541 87,214,753
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 285,859 4,676,653
StepStone Group, Inc. , Class A .......... 1,769,001 92,394,922
StoneX Group, Inc.
(a)(b)
................ 1,177,504 89,937,756
Value Line, Inc. ..................... 22,878 884,692
Victory Capital Holdings, Inc. , Class A ...... 1,121,470 64,899,469
Virtus Investment Partners, Inc. .......... 186,129 32,081,194
WisdomTree, Inc. .................... 3,694,206 32,952,318
1,152,662,183
Chemicals — 1.6%
AdvanSix, Inc. ...................... 692,499 15,685,102
American Vanguard Corp. .............. 675,689 2,973,032
Arq, Inc.
(a)(b)
........................ 764,440 3,187,715
ASP Isotopes, Inc.
(a)(b)
................. 1,462,864 6,860,832
Aspen Aerogels, Inc.
(a)(b)
............... 1,623,447 10,373,826
Avient Corp. ....................... 2,399,928 89,181,324
Balchem Corp. ..................... 846,641 140,542,406
Cabot Corp. ....................... 1,406,839 116,964,594
Core Molding Technologies, Inc.
(a)(b)
........ 185,597 2,821,074
Ecovyst, Inc.
(a)(b)
..................... 3,060,415 18,974,573
Hawkins, Inc.
(b)
..................... 508,429 53,852,800
Security
Shares
Shares Value
Chemicals (continued)
HB Fuller Co. ...................... 1,446,409 $ 81,172,473
Ingevity Corp.
(a)(b)
.................... 957,685 37,914,749
Innospec, Inc. ...................... 653,770 61,944,708
Intrepid Potash, Inc.
(a)
................. 292,694 8,602,277
Koppers Holdings, Inc. ................ 524,023 14,672,644
Kronos Worldwide, Inc. ................ 596,974 4,465,366
LSB Industries, Inc.
(a)(b)
................ 1,375,890 9,067,115
Mativ Holdings, Inc. .................. 1,417,961 8,833,897
Minerals Technologies, Inc. ............. 834,859 53,071,987
Northern Technologies International Corp. ... 154,008 1,603,223
Orion SA ......................... 1,501,787 19,418,106
Perimeter Solutions, Inc.
(a)(b)
............. 3,555,359 35,802,465
PureCycle Technologies, Inc.
(a)(b)
.......... 3,248,458 22,479,329
Quaker Chemical Corp. ............... 364,715 45,082,421
Rayonier Advanced Materials, Inc.
(a)
....... 1,727,045 9,930,509
Sensient Technologies Corp. ............ 1,101,559 81,989,036
Stepan Co. ........................ 559,688 30,805,228
Tronox Holdings plc .................. 3,169,666 22,314,449
Valhi, Inc. ......................... 74,496 1,210,560
1,011,797,820
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. .................. 1,660,635 78,647,674
ACCO Brands Corp. .................. 2,435,871 10,206,300
ACV Auctions, Inc. , Class A
(a)(b)
........... 3,897,168 54,911,097
BrightView Holdings, Inc.
(a)
............. 1,576,997 20,248,642
Brink's Co. (The) .................... 1,160,793 100,013,925
Casella Waste Systems, Inc. , Class A
(a)(b)
.... 1,629,880 181,747,919
CECO Environmental Corp.
(a)(b)
.......... 758,357 17,290,540
Cimpress plc
(a)(b)
.................... 449,241 20,319,170
CompX International, Inc. .............. 32,371 670,727
CoreCivic, Inc.
(a)
.................... 2,875,047 58,334,704
Deluxe Corp. ....................... 1,189,709 18,809,299
Driven Brands Holdings, Inc.
(a)(b)
.......... 1,579,055 27,065,003
Ennis, Inc. ........................ 613,510 12,325,416
Enviri Corp.
(a)(b)
..................... 2,101,122 13,972,461
GEO Group, Inc. (The)
(a)
............... 3,359,101 98,119,340
Healthcare Services Group, Inc.
(a)
......... 1,912,601 19,279,018
HNI Corp. ......................... 1,278,635 56,707,462
Interface, Inc.
(b)
..................... 1,520,093 30,158,645
LanzaTech Global, Inc.
(a)(b)
.............. 3,321,183 804,058
Liquidity Services, Inc.
(a)(b)
.............. 567,517 17,598,702
Matthews International Corp. , Class A ...... 778,772 17,319,889
MillerKnoll, Inc. ..................... 1,820,451 34,843,432
Montrose Environmental Group, Inc.
(a)(b)
..... 835,488 11,914,059
NL Industries, Inc. ................... 215,981 1,706,250
OPENLANE, Inc.
(a)
................... 2,800,715 53,997,785
Perma-Fix Environmental Services, Inc.
(a)(b)
.. 414,110 3,010,580
Pitney Bowes, Inc. ................... 2,824,683 25,563,381
Pursuit Attractions & Hospitality, Inc.
(a)(b)
..... 534,356 18,910,859
Quad/Graphics, Inc. , Class A ............ 831,705 4,532,792
Quest Resource Holding Corp.
(a)(b)
........ 320,440 833,144
Steelcase, Inc. , Class A ............... 2,470,890 27,080,954
UniFirst Corp. ...................... 395,962 68,897,388
Virco Mfg. Corp.
(b)
................... 295,049 2,791,164
VSE Corp.
(b)
....................... 463,671 55,635,883
1,164,267,662
Communications Equipment — 0.6%
(a)
ADTRAN Holdings, Inc. ............... 2,103,456 18,342,136
Applied Optoelectronics, Inc.
(b)
........... 1,133,631 17,401,236
Aviat Networks, Inc.
(b)
................. 301,620 5,782,055
Calix, Inc. ......................... 1,567,971 55,568,892
Clearfield, Inc.
(b)
..................... 312,910 9,299,685
CommScope Holding Co., Inc. ........... 5,717,123 30,357,923

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
Digi International, Inc.
(b)
................ 951,990 $ 26,493,882
Extreme Networks, Inc. ................ 3,389,437 44,842,252
Harmonic, Inc. ...................... 2,903,856 27,847,979
NETGEAR, Inc.
(b)
.................... 751,203 18,374,425
NetScout Systems, Inc. ................ 1,838,973 38,636,823
Ribbon Communications, Inc.
(b)
.......... 2,456,377 9,628,998
Viasat, Inc.
(b)
....................... 3,245,892 33,822,195
Viavi Solutions, Inc.
(b)
................. 5,815,058 65,070,499
401,468,980
Construction & Engineering — 1.5%
Ameresco, Inc. , Class A
(a)(b)
............. 859,076 10,377,638
Arcosa, Inc. ....................... 1,278,496 98,597,612
Argan, Inc. ........................ 334,397 43,862,854
Bowman Consulting Group Ltd.
(a)(b)
........ 348,171 7,600,573
Centuri Holdings, Inc.
(a)(b)
............... 447,623 7,336,541
Concrete Pumping Holdings, Inc. ......... 606,705 3,312,609
Construction Partners, Inc. , Class A
(a)(b)
..... 1,218,340 87,562,096
Dycom Industries, Inc.
(a)
............... 748,648 114,049,036
Fluor Corp.
(a)
....................... 4,511,836 161,613,965
Granite Construction, Inc. .............. 1,167,283 88,013,138
Great Lakes Dredge & Dock Corp.
(a)
....... 1,722,767 14,988,073
IES Holdings, Inc.
(a)(b)
................. 218,087 36,008,345
Limbach Holdings, Inc.
(a)(b)
.............. 273,645 20,378,343
Matrix Service Co.
(a)
.................. 688,572 8,558,950
MYR Group, Inc.
(a)(b)
.................. 423,685 47,914,537
Northwest Pipe Co.
(a)
................. 251,696 10,395,045
Orion Group Holdings, Inc.
(a)(b)
........... 967,869 5,061,955
Primoris Services Corp. ............... 1,416,888 81,343,540
Southland Holdings, Inc.
(a)(b)
............. 135,807 406,063
Sterling Infrastructure, Inc.
(a)(b)
........... 787,554 89,158,988
Tutor Perini Corp.
(a)
.................. 1,149,617 26,648,122
963,188,023
Construction Materials — 0.3%
Knife River Corp.
(a)(b)
.................. 1,502,806 135,568,129
Smith-Midland Corp.
(a)(b)
............... 112,850 3,506,250
United States Lime & Minerals, Inc. ........ 278,625 24,624,877
163,699,256
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a)(b)
............ 159,755 8,171,468
Bread Financial Holdings, Inc. ........... 642,741 32,188,469
Consumer Portfolio Services, Inc.
(a)(b)
....... 214,933 1,863,469
Dave, Inc. , Class A
(a)(b)
................ 210,364 17,388,688
Encore Capital Group, Inc.
(a)(b)
........... 627,571 21,513,134
Enova International, Inc.
(a)
.............. 682,516 65,903,745
FirstCash Holdings, Inc. ............... 1,016,468 122,301,430
Green Dot Corp. , Class A
(a)(b)
............ 1,183,415 9,988,023
LendingClub Corp.
(a)(b)
................. 2,979,321 30,746,593
LendingTree, Inc.
(a)
................... 266,977 13,420,934
Medallion Financial Corp. .............. 533,757 4,649,023
Moneylion, Inc. , Class A
(a)(b)
............. 237,284 20,527,439
Navient Corp. ...................... 2,101,495 26,541,882
Nelnet, Inc. , Class A .................. 385,155 42,725,244
NerdWallet, Inc. , Class A
(a)(b)
............ 950,958 8,606,170
OppFi, Inc. , Class A .................. 520,796 4,843,403
PRA Group, Inc.
(a)
................... 1,025,317 21,142,037
PROG Holdings, Inc. ................. 1,085,387 28,871,294
Regional Management Corp. ............ 242,504 7,301,795
Upstart Holdings, Inc.
(a)(b)
............... 2,105,838 96,931,723
World Acceptance Corp.
(a)(b)
............. 96,397 12,199,040
597,825,003
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc. (The) ................. 880,040 $ 37,780,117
Chefs' Warehouse, Inc. (The)
(a)(b)
......... 934,262 50,879,909
Guardian Pharmacy Services, Inc. , Class A
(a)(b)
187,758 3,991,735
HF Foods Group, Inc.
(a)(b)
............... 940,795 4,609,895
Ingles Markets, Inc. , Class A ............ 373,530 24,328,009
Natural Grocers by Vitamin Cottage, Inc. .... 257,164 10,337,993
PriceSmart, Inc. ..................... 651,468 57,231,464
SpartanNash Co. .................... 872,015 17,667,024
Sprouts Farmers Market, Inc.
(a)
........... 2,654,185 405,134,798
United Natural Foods, Inc.
(a)
............. 1,560,009 42,728,647
Village Super Market, Inc. , Class A ........ 223,269 8,486,455
Weis Markets, Inc.
(b)
.................. 426,370 32,851,808
696,027,854
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA ............ 3,811,758 11,511,509
Greif, Inc. , Class A, NVS ............... 680,162 37,402,109
Greif, Inc. , Class B ................... 128,490 7,616,887
Myers Industries, Inc. ................. 967,993 11,548,157
O-I Glass, Inc.
(a)(b)
.................... 4,085,837 46,864,550
Pactiv Evergreen, Inc. ................ 1,076,066 19,379,949
Ranpak Holdings Corp. , Class A
(a)(b)
....... 1,169,182 6,336,966
TriMas Corp. ....................... 1,051,066 24,626,476
165,286,603
Distributors — 0.0%
A-Mark Precious Metals, Inc. ............ 476,465 12,087,917
GigaCloud Technology, Inc. , Class A
(a)(b)
..... 631,437 8,966,406
Weyco Group, Inc. ................... 138,390 4,218,127
25,272,450
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.
(a)(b)
........ 989,339 99,567,077
American Public Education, Inc.
(a)
......... 415,144 9,266,014
Carriage Services, Inc. ................ 345,884 13,403,005
Chegg, Inc.
(a)(b)
..................... 2,668,629 1,705,788
Coursera, Inc.
(a)
..................... 3,610,174 24,043,759
European Wax Center, Inc. , Class A
(a)(b)
..... 818,005 3,231,120
Frontdoor, Inc.
(a)(b)
................... 2,027,400 77,892,708
Graham Holdings Co. , Class B ........... 85,211 81,875,842
KinderCare Learning Cos., Inc.
(a)(b)
........ 743,326 8,615,148
Laureate Education, Inc.
(a)
.............. 3,442,601 70,401,190
Lincoln Educational Services Corp.
(a)
....... 688,661 10,929,050
Mister Car Wash, Inc.
(a)(b)
............... 2,497,919 19,708,581
Nerdy, Inc. , Class A
(a)(b)
................ 1,913,422 2,717,059
OneSpaWorld Holdings Ltd. ............. 2,675,304 44,918,354
Perdoceo Education Corp. .............. 1,555,878 39,177,008
Strategic Education, Inc. ............... 585,411 49,151,108
Stride, Inc.
(a)(b)
...................... 1,120,615 141,757,798
Udemy, Inc.
(a)
...................... 2,415,941 18,747,702
Universal Technical Institute, Inc.
(a)(b)
....... 1,222,380 31,390,718
Zspace, Inc.
(a)(b)
..................... 67,188 497,863
748,996,892
Diversified REITs — 0.7%
Alexander & Baldwin, Inc. .............. 2,027,346 34,931,172
Alpine Income Property Trust, Inc. ........ 330,085 5,519,021
American Assets Trust, Inc. ............. 1,306,813 26,319,214
Armada Hoffler Properties, Inc. .......... 2,104,657 15,805,974
Broadstone Net Lease, Inc. ............. 5,054,102 86,121,898
CTO Realty Growth, Inc. ............... 745,887 14,403,078
Empire State Realty Trust, Inc. , Class A ..... 3,679,940 28,777,131
Essential Properties Realty Trust, Inc. ...... 4,632,477 151,204,049
Gladstone Commercial Corp. ............ 1,145,072 17,153,179
Global Net Lease, Inc. ................ 5,274,186 42,404,455
NexPoint Diversified Real Estate Trust ..... 954,593 3,656,091

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs (continued)
One Liberty Properties, Inc. ............. 453,789 $ 11,921,037
438,216,299
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)
...................... 259,829 9,509,741
AST SpaceMobile, Inc. , Class A
(a)(b)
........ 3,516,009 79,954,045
ATN International, Inc. ................ 266,960 5,421,958
Bandwidth, Inc. , Class A
(a)
.............. 664,997 8,711,461
Cogent Communications Holdings, Inc. ..... 1,156,532 70,906,977
Globalstar, Inc.
(a)(b)
................... 1,282,605 26,755,140
IDT Corp. , Class B ................... 403,486 20,702,867
Liberty Latin America Ltd. , Class A
(a)(b)
...... 868,505 5,497,637
Liberty Latin America Ltd. , Class C, NVS
(a)(b)
.. 3,341,376 20,749,945
Lumen Technologies, Inc.
(a)
............. 26,653,522 104,481,806
Shenandoah Telecommunications Co. ...... 1,252,287 15,741,247
368,432,824
Electric Utilities — 0.9%
ALLETE, Inc. ...................... 1,544,045 101,443,757
Genie Energy Ltd. , Class B ............. 355,782 5,354,519
Hawaiian Electric Industries, Inc.
(a)
........ 4,571,083 50,053,359
MGE Energy, Inc. .................... 961,441 89,375,555
Otter Tail Corp. ..................... 1,090,622 87,653,290
Portland General Electric Co. ............ 2,768,688 123,483,485
TXNM Energy, Inc. ................... 2,381,119 127,342,244
584,706,209
Electrical Equipment — 1.2%
Allient, Inc. ........................ 371,435 8,164,141
American Superconductor Corp.
(a)(b)
....... 919,047 16,671,513
Amprius Technologies, Inc.
(a)(b)
........... 428,506 1,148,396
Array Technologies, Inc.
(a)(b)
............. 4,002,579 19,492,560
Atkore, Inc. ........................ 918,010 55,071,420
Blink Charging Co.
(a)(b)
................. 2,533,653 2,325,133
Bloom Energy Corp. , Class A
(a)(b)
......... 5,287,199 103,946,332
ChargePoint Holdings, Inc. , Class A
(a)(b)
..... 10,776,956 6,520,058
Energy Vault Holdings, Inc.
(a)(b)
........... 2,707,336 1,882,681
EnerSys .......................... 1,034,968 94,782,369
Enovix Corp.
(a)(b)
..................... 4,329,732 31,780,233
Fluence Energy, Inc. , Class A
(a)(b)
......... 1,598,210 7,751,318
FuelCell Energy, Inc.
(a)(b)
............... 524,050 2,405,389
GrafTech International Ltd.
(a)
............ 6,688,236 5,848,194
Hyliion Holdings Corp. , Class A
(a)(b)
........ 3,735,348 5,229,487
LSI Industries, Inc. ................... 734,797 12,491,549
NANO Nuclear Energy, Inc.
(a)(b)
........... 639,876 16,931,119
Net Power, Inc. , Class A
(a)(b)
............. 575,875 1,514,551
NEXTracker, Inc. , Class A
(a)(b)
............ 3,797,012 160,006,086
NuScale Power Corp. , Class A
(a)(b)
......... 2,370,997 33,573,318
Plug Power, Inc.
(a)(b)
.................. 21,768,143 29,386,993
Powell Industries, Inc.
(b)
............... 247,033 42,077,131
Preformed Line Products Co. ............ 61,921 8,674,513
SES AI Corp. , Class A
(a)(b)
.............. 3,602,339 1,875,738
Shoals Technologies Group, Inc. , Class A
(a)(b)
. 4,413,530 14,652,920
SolarMax Technology, Inc.
(a)(b)
........... 583,248 699,898
Stem, Inc.
(a)(b)
...................... 3,969,060 1,390,362
Sunrun, Inc.
(a)(b)
..................... 5,814,594 34,073,521
T1 Energy, Inc.
(a)(b)
................... 2,892,537 3,644,597
Thermon Group Holdings, Inc.
(a)(b)
......... 871,466 24,270,328
TPI Composites, Inc.
(a)(b)
............... 1,206,365 972,330
Ultralife Corp.
(a)(b)
.................... 226,065 1,216,230
Vicor Corp.
(a)(b)
...................... 597,398 27,946,278
778,416,686
Electronic Equipment, Instruments & Components — 2.9%
908 Devices, Inc.
(a)(b)
.................. 601,280 2,693,734
Advanced Energy Industries, Inc.
(b)
........ 982,737 93,664,663
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Aeva Technologies, Inc.
(a)(b)
............. 588,195 $ 4,117,365
Arlo Technologies, Inc.
(a)(b)
.............. 2,576,284 25,427,923
Badger Meter, Inc. ................... 771,058 146,693,785
Bel Fuse, Inc. , Class A
(b)
............... 37,919 2,732,443
Bel Fuse, Inc. , Class B, NVS
(b)
........... 276,535 20,701,410
Belden, Inc.
(b)
...................... 1,070,842 107,351,911
Benchmark Electronics, Inc. ............ 947,632 36,038,445
Climb Global Solutions, Inc. ............. 113,762 12,600,279
CTS Corp. ........................ 770,222 32,002,724
Daktronics, Inc.
(a)(b)
................... 1,087,983 13,251,633
ePlus, Inc.
(a)(b)
...................... 699,688 42,701,959
Evolv Technologies Holdings, Inc.
(a)(b)
...... 3,468,120 10,820,534
Fabrinet
(a)(b)
........................ 960,287 189,666,285
FARO Technologies, Inc.
(a)(b)
............ 494,010 13,486,473
Insight Enterprises, Inc.
(a)(b)
............. 720,178 108,019,498
Itron, Inc.
(a)(b)
....................... 1,192,331 124,908,596
Kimball Electronics, Inc.
(a)(b)
............. 627,464 10,321,783
Knowles Corp.
(a)(b)
................... 2,250,782 34,211,886
Lightwave Logic, Inc.
(a)(b)
............... 3,150,565 3,229,329
Methode Electronics, Inc. .............. 924,976 5,901,347
MicroVision, Inc.
(a)(b)
.................. 5,555,135 6,888,367
Mirion Technologies, Inc. , Class A
(a)(b)
...... 5,448,734 79,006,643
Motomova, Inc.
(a)(d)
................... 26,106 —
Napco Security Technologies, Inc. ........ 917,728 21,126,099
nLight, Inc.
(a)(b)
...................... 1,207,533 9,382,531
Novanta, Inc.
(a)
..................... 934,831 119,536,840
OSI Systems, Inc.
(a)(b)
................. 417,697 81,175,235
Ouster, Inc. , Class A
(a)(b)
............... 1,260,053 11,315,276
PAR Technology Corp.
(a)(b)
.............. 886,049 54,350,246
PC Connection, Inc. .................. 314,883 19,654,997
Plexus Corp.
(a)
...................... 709,770 90,942,830
Powerfleet, Inc.
(a)(b)
................... 2,637,297 14,478,761
Richardson Electronics Ltd. ............. 322,781 3,602,236
Rogers Corp.
(a)(b)
.................... 489,760 33,073,493
Sanmina Corp.
(a)
.................... 1,420,768 108,234,106
ScanSource, Inc.
(a)(b)
.................. 634,558 21,581,318
SmartRent, Inc. , Class A
(a)(b)
............. 4,987,322 6,034,660
TTM Technologies, Inc.
(a)
............... 2,673,218 54,827,701
Vishay Intertechnology, Inc. ............. 3,287,690 52,274,271
Vishay Precision Group, Inc.
(a)(b)
.......... 302,248 7,281,154
1,835,310,769
Energy Equipment & Services — 2.1%
Archrock, Inc. ...................... 4,379,068 114,906,744
Aris Water Solutions, Inc. , Class A ........ 706,718 22,643,245
Atlas Energy Solutions, Inc. ............. 1,943,971 34,680,443
Borr Drilling Ltd.
(b)
................... 6,250,305 13,688,168
Bristow Group, Inc.
(a)
................. 643,919 20,334,962
Cactus, Inc. , Class A ................. 1,752,377 80,311,438
ChampionX Corp. ................... 5,040,149 150,196,440
Core Laboratories, Inc.
(b)
............... 1,229,299 18,427,192
DMC
Global,
Inc.
(a)(b)
.................. 490,802 4,132,553
Drilling Tools International Corp.
(a)(b)
........ 118,314 280,404
Expro Group Holdings NV
(a)(b)
............ 2,478,861 24,639,878
Flowco Holdings, Inc. , Class A
(a)(b)
......... 514,592 13,199,285
Forum Energy Technologies, Inc.
(a)(b)
....... 267,162 5,372,628
Geospace Technologies Corp.
(a)(b)
......... 283,131 2,041,374
Helix Energy Solutions Group, Inc.
(a)
....... 3,790,658 31,500,368
Helmerich & Payne, Inc. ............... 2,592,235 67,709,178
Innovex International, Inc.
(a)(b)
............ 930,535 16,712,409
Kodiak Gas Services, Inc. .............. 1,177,307 43,913,551
Liberty Energy, Inc. , Class A ............ 4,171,025 66,027,326
Mammoth Energy Services, Inc.
(a)(b)
........ 565,106 1,152,816
Nabors Industries Ltd.
(a)(b)
.............. 243,265 10,146,583
Natural Gas Services Group, Inc.
(a)
........ 269,449 5,919,795

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Noble Corp. plc ..................... 3,517,026 $ 83,353,516
NPK International, Inc.
(a)(b)
.............. 2,216,720 12,879,143
Oceaneering International, Inc.
(a)(b)
........ 2,710,382 59,113,431
Oil States International, Inc.
(a)
............ 1,596,158 8,220,214
Patterson-UTI Energy, Inc. ............. 10,260,166 84,338,565
ProFrac Holding Corp. , Class A
(a)(b)
........ 554,251 4,206,765
ProPetro Holding Corp.
(a)
............... 2,274,617 16,718,435
Ranger Energy Services, Inc. , Class A ...... 401,104 5,691,666
RPC, Inc. ......................... 2,206,614 12,136,377
SEACOR Marine Holdings, Inc.
(a)(b)
........ 622,568 3,150,194
Seadrill Ltd.
(a)(b)
..................... 1,744,780 43,619,500
Select Water Solutions, Inc. , Class A ....... 2,441,459 25,635,319
Solaris Energy Infrastructure, Inc. , Class A ... 803,008 17,473,454
TETRA Technologies, Inc.
(a)(b)
............ 3,323,274 11,166,201
Tidewater, Inc.
(a)(b)
................... 1,288,288 54,455,934
Transocean Ltd.
(a)(b)
.................. 19,182,195 60,807,558
Valaris Ltd.
(a)(b)
...................... 1,632,931 64,108,871
1,315,011,923
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a)(b)
10,597,900 30,415,973
Atlanta Braves Holdings, Inc. , Class A
(a)(b)
.... 274,248 12,031,260
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)(b)
1,287,015 51,493,470
Cinemark Holdings, Inc. ............... 2,911,882 72,476,743
Eventbrite, Inc. , Class A
(a)(b)
............. 2,106,665 4,445,063
Golden Matrix Group, Inc.
(a)(b)
............ 430,103 847,303
IMAX Corp.
(a)(b)
..................... 1,133,698 29,872,942
Lions Gate Entertainment Corp. , Class A
(a)(b)
.. 1,678,946 14,858,672
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 3,132,831 24,812,021
LiveOne, Inc.
(a)(b)
.................... 1,786,193 1,248,549
Madison Square Garden Entertainment Corp.
(a)
(b)
............................ 1,034,765 33,878,206
Marcus Corp. (The) .................. 633,003 10,564,820
Playstudios, Inc. , Class A
(a)
............. 2,288,758 2,906,723
Reservoir Media, Inc.
(a)(b)
............... 487,501 3,719,633
Sphere Entertainment Co. , Class A
(a)(b)
...... 720,419 23,572,110
Vivid Seats, Inc. , Class A
(a)(b)
............ 2,032,725 6,016,866
323,160,354
Financial Services — 2.8%
Acacia Research Corp.
(a)(b)
.............. 858,419 2,746,941
Alerus Financial Corp. ................ 630,052 11,630,760
AvidXchange Holdings, Inc.
(a)(b)
........... 4,601,153 39,017,777
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 745,880 27,299,208
Burford Capital Ltd. .................. 5,313,745 70,194,571
Cannae Holdings, Inc. ................ 1,540,885 28,244,422
Cantaloupe, Inc.
(a)(b)
.................. 1,562,734 12,298,717
Cass Information Systems, Inc. .......... 373,802 16,166,936
Compass Diversified Holdings ........... 1,802,532 33,653,272
Enact Holdings, Inc. .................. 822,085 28,567,454
Essent Group Ltd. ................... 2,751,705 158,828,413
EVERTEC, Inc. ..................... 1,663,916 61,182,191
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 244,940 45,928,699
Flywire Corp.
(a)
..................... 3,211,703 30,511,179
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 3,101,699 90,693,679
International Money Express, Inc.
(a)(b)
....... 823,234 10,389,213
Jackson Financial, Inc. , Class A .......... 1,681,769 140,898,607
Marqeta, Inc. , Class A
(a)(b)
.............. 12,368,560 50,958,467
Merchants Bancorp .................. 482,821 17,864,377
Mr Cooper Group, Inc.
(a)(b)
.............. 1,673,153 200,109,099
NCR Atleos Corp.
(a)(b)
................. 1,921,022 50,676,560
NewtekOne, Inc. .................... 712,208 8,518,008
Security
Shares
Shares Value
Financial Services (continued)
NMI Holdings, Inc. , Class A
(a)
............ 2,109,197 $ 76,036,552
Onity Group, Inc.
(a)(b)
.................. 169,130 5,466,282
Pagseguro Digital Ltd. , Class A
(a)(b)
........ 4,921,070 37,547,764
Payoneer Global, Inc.
(a)
................ 7,164,708 52,374,015
Paysafe Ltd.
(a)(b)
..................... 869,604 13,644,087
Paysign, Inc.
(a)
...................... 897,406 1,902,501
PennyMac Financial Services, Inc. ........ 709,515 71,029,547
Priority Technology Holdings, Inc.
(a)(b)
....... 599,488 4,085,511
Radian Group, Inc. ................... 3,973,122 131,391,145
Remitly Global, Inc.
(a)(b)
................ 3,955,772 82,280,058
Repay Holdings Corp. , Class A
(a)(b)
........ 2,319,711 12,920,790
Sezzle, Inc.
(a)(b)
..................... 372,823 13,007,794
StoneCo Ltd. , Class A
(a)(b)
.............. 7,560,636 79,235,465
SWK Holdings Corp.
(a)(b)
............... 41,734 725,754
Velocity Financial, Inc.
(a)(b)
.............. 244,821 4,580,601
Walker & Dunlop, Inc. ................. 851,002 72,641,531
Waterstone Financial, Inc. .............. 501,467 6,744,731
1,801,992,678
Food Products — 1.0%
Alico, Inc.
(b)
........................ 174,260 5,199,919
B&G Foods, Inc. .................... 2,006,414 13,784,064
Beyond Meat, Inc.
(a)(b)
................. 1,574,625 4,802,606
BRC, Inc. , Class A
(a)(b)
................. 1,354,778 2,831,486
Calavo Growers, Inc. ................. 440,207 10,560,566
Cal-Maine Foods, Inc. ................. 1,082,936 98,438,882
Dole plc .......................... 2,026,879 29,288,402
Forafric Global plc
(a)(b)
................. 51,383 441,894
Fresh Del Monte Produce, Inc. ........... 910,622 28,074,476
Hain Celestial Group, Inc. (The)
(a)
......... 2,331,681 9,676,476
J & J Snack Foods Corp. ............... 398,562 52,498,587
John B Sanfilippo & Son, Inc. ............ 233,031 16,512,577
Lancaster Colony Corp. ............... 512,969 89,769,575
Lifeway Foods, Inc.
(a)(b)
................ 119,062 2,911,066
Limoneira Co. ...................... 431,882 7,652,949
Mama's Creations, Inc.
(a)
............... 815,620 5,309,686
Mission Produce, Inc.
(a)(b)
............... 1,116,938 11,705,510
Seneca Foods Corp. , Class A
(a)(b)
......... 122,408 10,899,208
Simply Good Foods Co. (The)
(a)(b)
......... 2,414,484 83,275,553
SunOpta, Inc.
(a)(b)
.................... 2,476,437 12,035,484
TreeHouse Foods, Inc.
(a)(b)
.............. 1,228,513 33,280,417
Utz Brands, Inc. , Class A ............... 1,699,876 23,934,254
Vital Farms, Inc.
(a)(b)
.................. 887,294 27,035,848
Westrock Coffee Co.
(a)(b)
............... 898,382 6,486,318
WK Kellogg Co. ..................... 1,739,362 34,665,485
621,071,288
Gas Utilities — 1.1%
Brookfield Infrastructure Corp. , Class A
(b)
.... 3,174,293 114,877,664
Chesapeake Utilities Corp. ............. 582,179 74,769,249
New Jersey Resources Corp. ............ 2,655,696 130,288,446
Northwest Natural Holding Co. ........... 1,043,259 44,568,025
ONE Gas, Inc. ...................... 1,494,426 112,963,661
RGC Resources, Inc. ................. 180,443 3,765,845
Southwest Gas Holdings, Inc. ........... 1,614,248 115,903,006
Spire, Inc. ......................... 1,514,309 118,494,679
715,630,575
Ground Transportation — 0.4%
ArcBest Corp.
(b)
..................... 629,106 44,402,302
Covenant Logistics Group, Inc. , Class A ..... 424,347 9,420,503
FTAI Infrastructure, Inc. ................ 2,601,911 11,786,657
Heartland Express, Inc. ................ 1,156,906 10,666,673
Hertz Global Holdings, Inc.
(a)(b)
........... 3,240,151 12,766,195
Marten Transport Ltd. ................. 1,447,540 19,860,249
PAMT Corp.
(a)(b)
..................... 168,720 2,048,261

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
Proficient Auto Logistics, Inc.
(a)(b)
.......... 557,673 $ 4,667,723
RXO, Inc.
(a)(b)
....................... 4,188,098 79,992,672
Universal Logistics Holdings, Inc.
(b)
........ 175,639 4,608,767
Werner Enterprises, Inc. ............... 1,621,068 47,497,292
247,717,294
Health Care Equipment & Supplies — 2.8%
Accuray, Inc.
(a)(b)
..................... 2,466,248 4,414,584
Alphatec Holdings, Inc.
(a)(b)
.............. 2,749,445 27,879,372
AngioDynamics, Inc.
(a)(b)
............... 1,028,943 9,661,775
Artivion, Inc.
(a)(b)
..................... 1,044,327 25,669,558
AtriCure, Inc.
(a)(b)
.................... 1,246,842 40,223,123
Avanos Medical, Inc.
(a)
................ 1,169,895 16,764,595
AxoGen, Inc.
(a)(b)
.................... 1,122,796 20,771,726
Beta Bionics, Inc.
(a)(b)
................. 326,773 3,999,701
Bioventus, Inc. , Class A
(a)
.............. 1,017,819 9,313,044
Ceribell, Inc.
(a)(b)
..................... 309,741 5,950,125
Cerus Corp.
(a)(b)
..................... 4,734,703 6,581,237
CONMED Corp. ..................... 813,720 49,140,551
CVRx, Inc.
(a)(b)
...................... 384,319 4,700,221
Embecta Corp. ..................... 1,523,976 19,430,694
Fractyl Health, Inc.
(a)(b)
................. 897,810 1,068,394
Glaukos Corp.
(a)(b)
.................... 1,289,959 126,957,765
Haemonetics Corp.
(a)(b)
................ 1,303,236 82,820,648
ICU Medical, Inc.
(a)(b)
.................. 565,217 78,486,033
Inmode Ltd.
(a)(b)
..................... 1,731,245 30,712,286
Inogen, Inc.
(a)(b)
..................... 636,822 4,540,541
Integer Holdings Corp.
(a)(b)
.............. 877,672 103,574,073
Integra LifeSciences Holdings Corp.
(a)(b)
..... 1,785,593 39,265,190
iRadimed Corp. ..................... 179,528 9,421,629
iRhythm Technologies, Inc.
(a)(b)
........... 822,225 86,070,513
Lantheus Holdings, Inc.
(a)(b)
............. 1,812,338 176,884,189
LeMaitre Vascular, Inc. ................ 529,902 44,458,778
LivaNova plc
(a)
...................... 1,434,143 56,333,137
Merit Medical Systems, Inc.
(a)(b)
........... 1,510,159 159,638,908
Neogen Corp.
(a)(b)
.................... 5,694,009 49,367,058
NeuroPace, Inc.
(a)(b)
.................. 376,950 4,632,715
Nevro Corp.
(a)(b)
..................... 962,527 5,621,158
Novocure Ltd.
(a)(b)
.................... 2,811,197 50,095,531
Omnicell, Inc.
(a)
..................... 1,198,686 41,906,063
OraSure Technologies, Inc.
(a)(b)
........... 1,939,139 6,534,898
Orchestra BioMed Holdings, Inc.
(a)(b)
....... 530,588 2,270,917
Orthofix Medical, Inc.
(a)(b)
............... 880,629 14,363,059
OrthoPediatrics Corp.
(a)(b)
............... 438,810 10,807,890
Paragon 28, Inc.
(a)(b)
.................. 1,258,756 16,439,353
PROCEPT BioRobotics Corp.
(a)(b)
......... 1,173,875 68,389,957
Pulmonx Corp.
(a)(b)
................... 997,927 6,716,049
Pulse Biosciences, Inc.
(a)(b)
.............. 488,442 7,859,032
RxSight, Inc.
(a)(b)
..................... 964,507 24,353,802
Sanara Medtech, Inc.
(a)(b)
............... 96,468 2,977,967
Semler Scientific, Inc.
(a)(b)
............... 176,186 6,377,933
SI-BONE, Inc.
(a)(b)
.................... 1,083,321 15,198,994
Sight Sciences, Inc.
(a)(b)
................ 878,562 2,108,549
STAAR Surgical Co.
(a)(b)
................ 1,301,589 22,947,014
Stereotaxis, Inc.
(a)(b)
.................. 1,335,554 2,350,575
Surmodics, Inc.
(a)(b)
................... 365,352 11,154,197
Tactile Systems Technology, Inc.
(a)(b)
....... 627,497 8,295,510
Tandem Diabetes Care, Inc.
(a)(b)
.......... 1,730,238 33,151,360
TransMedics Group, Inc.
(a)(b)
............. 862,448 58,025,501
Treace Medical Concepts, Inc.
(a)(b)
......... 1,294,062 10,857,180
UFP Technologies, Inc.
(a)(b)
.............. 190,658 38,457,625
Utah Medical Products, Inc. ............. 49,095 2,751,284
Varex Imaging Corp.
(a)(b)
............... 1,025,628 11,897,285
Zimvie, Inc.
(a)
....................... 723,414 7,812,871
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zynex, Inc.
(a)(b)
...................... 379,780 $ 835,516
1,789,289,233
Health Care Providers & Services — 3.1%
Accolade, Inc.
(a)(b)
.................... 1,979,541 13,817,196
AdaptHealth Corp.
(a)(b)
................. 2,682,000 29,072,880
Addus HomeCare Corp.
(a)(b)
............. 456,097 45,103,432
agilon health, Inc.
(a)(b)
................. 8,110,981 35,120,548
AirSculpt Technologies, Inc.
(a)(b)
.......... 348,573 813,918
Alignment Healthcare, Inc.
(a)(b)
........... 2,638,542 49,129,652
AMN Healthcare Services, Inc.
(a)
.......... 995,902 24,359,763
Ardent Health Partners, Inc.
(a)(b)
.......... 631,736 8,686,370
Astrana Health, Inc.
(a)(b)
................ 1,139,775 35,344,423
Aveanna Healthcare Holdings, Inc.
(a)(b)
...... 1,356,109 7,350,111
BrightSpring Health Services, Inc.
(a)(b)
...... 1,455,584 26,331,515
Brookdale Senior Living, Inc.
(a)(b)
.......... 5,042,952 31,568,879
Castle Biosciences, Inc.
(a)
.............. 691,249 13,838,805
Community Health Systems, Inc.
(a)
........ 3,389,249 9,150,972
Concentra Group Holdings Parent, Inc. ..... 2,890,558 62,725,109
CorVel Corp.
(a)
...................... 697,346 78,081,832
Cross Country Healthcare, Inc.
(a)
......... 832,844 12,401,047
DocGo, Inc.
(a)(b)
..................... 2,694,818 7,114,319
Enhabit, Inc.
(a)
...................... 1,294,417 11,377,925
Ensign Group, Inc. (The)
(b)
.............. 1,456,020 188,408,988
Fulgent Genetics, Inc.
(a)(b)
.............. 535,785 9,054,766
GeneDx Holdings Corp. , Class A
(a)(b)
....... 337,786 29,916,017
Guardant Health, Inc.
(a)(b)
............... 3,148,942 134,144,929
HealthEquity, Inc.
(a)(b)
................. 2,258,666 199,598,314
Hims & Hers Health, Inc. , Class A
(a)(b)
...... 5,085,065 150,263,671
InfuSystem Holdings, Inc.
(a)
............. 496,334 2,670,277
Innovage Holding Corp.
(a)(b)
............. 476,241 1,419,198
Joint Corp. (The)
(a)(b)
.................. 281,357 3,514,149
LifeStance Health Group, Inc.
(a)(b)
......... 3,648,529 24,299,203
ModivCare, Inc.
(a)(b)
................... 282,320 371,251
Nano-X Imaging Ltd.
(a)(b)
............... 1,460,807 7,296,731
National HealthCare Corp. .............. 330,076 30,631,053
National Research Corp. ............... 385,549 4,935,027
NeoGenomics, Inc.
(a)(b)
................ 3,342,245 31,717,905
OPKO Health, Inc.
(a)(b)
................. 8,471,388 14,062,504
Option Care Health, Inc.
(a)
.............. 4,514,445 157,779,853
Owens & Minor, Inc.
(a)(b)
................ 2,002,580 18,083,297
PACS Group, Inc.
(a)(b)
................. 1,022,682 11,494,946
Patterson Cos., Inc. .................. 2,071,022 64,698,727
Pediatrix Medical Group, Inc.
(a)
........... 2,262,624 32,785,422
Pennant Group, Inc. (The)
(a)(b)
........... 857,878 21,575,632
Performant Healthcare, Inc.
(a)
............ 1,805,577 5,344,508
Privia Health Group, Inc.
(a)
..............
2,700,660
60,629,817
Progyny, Inc.
(a)(b)
.................... 1,968,284 43,971,465
Quipt Home Medical Corp.
(a)(b)
........... 978,137 2,279,059
RadNet, Inc.
(a)(b)
..................... 1,741,508 86,587,778
Select Medical Holdings Corp. ........... 2,892,950 48,312,265
Sonida Senior Living, Inc.
(a)(b)
............ 118,390 2,757,303
Surgery Partners, Inc.
(a)(b)
.............. 2,016,613 47,894,559
Talkspace, Inc.
(a)
.................... 3,327,626 8,518,723
US Physical Therapy, Inc. .............. 388,119 28,084,291
Viemed Healthcare, Inc.
(a)
.............. 842,843 6,135,897
1,980,626,221
Health Care REITs — 0.9%
American Healthcare REIT, Inc. .......... 4,035,438 122,273,771
CareTrust REIT, Inc. .................. 4,961,646 141,803,843
Community Healthcare Trust, Inc. ......... 713,541 12,957,904
Diversified Healthcare Trust ............. 5,805,868 13,934,083
Global Medical REIT, Inc. .............. 1,594,737 13,953,949
LTC Properties, Inc. .................. 1,185,586 42,029,024

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs (continued)
National Health Investors, Inc. ........... 1,161,893 $ 85,817,417
Sabra Health Care REIT, Inc. ............ 6,310,655 110,247,143
Strawberry Fields REIT, Inc. ............ 130,050 1,548,895
Universal Health Realty Income Trust ...... 344,482 14,109,983
558,676,012
Health Care Technology — 0.4%
Definitive Healthcare Corp. , Class A
(a)
...... 1,428,579 4,128,593
Evolent Health, Inc. , Class A
(a)(b)
.......... 3,055,667 28,937,167
Health Catalyst, Inc.
(a)
................. 1,578,916 7,152,490
HealthStream, Inc. ................... 602,945 19,402,770
LifeMD, Inc.
(a)(b)
..................... 991,425 5,393,352
OptimizeRx Corp.
(a)(b)
................. 491,129 4,253,177
Phreesia, Inc.
(a)(b)
.................... 1,479,722 37,821,694
Schrodinger, Inc.
(a)(b)
.................. 1,463,505 28,889,589
Simulations Plus, Inc.
(b)
................ 419,417 10,284,105
Teladoc Health, Inc.
(a)(b)
................ 4,557,194 36,275,264
Waystar Holding Corp.
(a)(b)
.............. 2,079,918 77,705,736
260,243,937
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc. ............. 6,122,064 79,035,846
Braemar Hotels & Resorts, Inc. .......... 1,697,308 4,226,297
Chatham Lodging Trust ................ 1,317,953 9,397,005
DiamondRock Hospitality Co. ............ 5,582,963 43,100,475
Pebblebrook Hotel Trust
(b)
.............. 3,149,041 31,899,785
RLJ Lodging Trust ................... 4,097,653 32,330,482
Ryman Hospitality Properties, Inc. ........ 1,561,851 142,815,656
Service Properties Trust ............... 4,418,571 11,532,470
Summit Hotel Properties, Inc. ............ 2,809,058 15,197,004
Sunstone Hotel Investors, Inc. ........... 5,348,171 50,326,289
Xenia Hotels & Resorts, Inc. ............ 2,783,266 32,731,208
452,592,517
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc. , Class A
(a)(b)
...... 1,372,499 13,615,190
Biglari Holdings, Inc. , Class B, NVS
(a)(b)
..... 18,005 3,898,803
BJ's Restaurants, Inc.
(a)(b)
.............. 485,560 16,635,286
Bloomin' Brands, Inc. ................. 2,079,072 14,906,946
Brinker International, Inc.
(a)(b)
............ 1,164,132 173,513,874
Cheesecake Factory, Inc. (The)
(b)
......... 1,289,700 62,756,802
Cracker Barrel Old Country Store, Inc. ...... 581,794 22,585,243
Dave & Buster's Entertainment, Inc.
(a)(b)
..... 843,827 14,826,040
Denny's Corp.
(a)(b)
.................... 1,247,929 4,579,899
Despegar.com Corp.
(a)(b)
............... 1,877,833 35,284,482
Dine Brands Global, Inc. ............... 407,658 9,486,202
El Pollo Loco Holdings, Inc.
(a)(b)
........... 677,607 6,979,352
Everi Holdings, Inc.
(a)
................. 2,140,457 29,260,047
First Watch Restaurant Group, Inc.
(a)(b)
...... 998,832 16,630,553
Full House Resorts, Inc.
(a)(b)
............. 791,349 3,307,839
Global Business Travel Group I
(a)(b)
........ 3,336,371 24,222,053
Golden Entertainment, Inc. ............. 526,606 13,897,132
Hilton Grand Vacations, Inc.
(a)(b)
.......... 1,829,490 68,441,221
Inspired Entertainment, Inc.
(a)(b)
........... 604,516 5,162,567
International Game Technology plc ........ 3,028,824 49,248,678
Jack in the Box, Inc. .................. 499,099 13,570,502
Krispy Kreme, Inc. ................... 2,258,757 11,113,084
Kura Sushi USA, Inc. , Class A
(a)(b)
......... 176,101 9,016,371
Life Time Group Holdings, Inc.
(a)(b)
......... 2,227,380 67,266,876
Lindblad Expeditions Holdings, Inc.
(a)(b)
..... 964,721 8,942,964
Monarch Casino & Resort, Inc.
(b)
.......... 335,116 26,055,269
Nathan's Famous, Inc. ................ 45,886 4,422,263
ONE Group Hospitality, Inc. (The)
(a)(b)
...... 512,691 1,532,946
Papa John's International, Inc. ........... 873,202 35,871,138
PlayAGS, Inc.
(a)
..................... 1,032,389 12,502,231
Portillo's, Inc. , Class A
(a)(b)
.............. 1,438,835 17,107,748
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Potbelly Corp.
(a)(b)
.................... 738,068 $ 7,019,027
RCI Hospitality Holdings, Inc.
(b)
........... 208,899 8,970,123
Red Rock Resorts, Inc. , Class A .......... 1,300,418 56,399,129
Rush Street Interactive, Inc. , Class A
(a)(b)
.... 2,011,264 21,560,750
Sabre Corp.
(a)(b)
..................... 10,084,354 28,337,035
Shake Shack, Inc. , Class A
(a)(b)
........... 1,000,482 88,212,498
Six Flags Entertainment Corp.
(b)
.......... 2,438,249 86,972,342
Super Group SGHC Ltd. ............... 3,967,415 25,550,153
Sweetgreen, Inc. , Class A
(a)(b)
............ 2,680,809 67,073,841
Target Hospitality Corp.
(a)(b)
............. 889,241 5,851,206
United Parks & Resorts, Inc.
(a)(b)
.......... 826,861 37,589,101
Vacasa, Inc. , Class A
(a)(b)
............... 225,089 1,210,979
Xponential Fitness, Inc. , Class A
(a)(b)
....... 634,687 5,286,943
1,236,672,728
Household Durables — 2.0%
Beazer Homes USA, Inc.
(a)(b)
............ 758,458 15,464,959
Cavco Industries, Inc.
(a)
................ 210,533 109,399,263
Century Communities, Inc. ............. 729,943 48,979,175
Champion Homes, Inc.
(a)(b)
.............. 1,407,741 133,397,537
Cricut, Inc. , Class A .................. 1,258,371 6,480,611
Dream Finders Homes, Inc. , Class A
(a)(b)
..... 738,939 16,670,464
Ethan Allen Interiors, Inc. .............. 587,271 16,267,407
Flexsteel Industries, Inc. ............... 121,304 4,428,809
GoPro, Inc. , Class A
(a)(b)
................ 3,550,872 2,353,873
Green Brick Partners, Inc.
(a)
............. 812,459 47,374,484
Hamilton Beach Brands Holding Co. , Class A . 214,722 4,172,048
Helen of Troy Ltd.
(a)(b)
................. 603,967 32,306,195
Hooker Furnishings Corp. .............. 266,122 2,671,865
Hovnanian Enterprises, Inc. , Class A
(a)(b)
.... 130,652 13,680,571
Installed Building Products, Inc. .......... 625,509 107,249,773
iRobot Corp.
(a)(b)
..................... 796,592 2,150,798
KB Home ......................... 1,683,617 97,851,820
Landsea Homes Corp.
(a)
............... 767,848 4,929,584
La-Z-Boy, Inc. ...................... 1,108,764 43,341,585
Legacy Housing Corp.
(a)(b)
.............. 254,352 6,414,757
LGI Homes, Inc.
(a)(b)
.................. 544,790 36,212,191
Lifetime Brands, Inc. .................. 270,410 1,333,121
Lovesac Co. (The)
(a)(b)
................. 378,213 6,875,912
M/I Homes, Inc.
(a)(b)
................... 701,011 80,041,436
Meritage Homes Corp. ................ 1,885,536 133,646,792
Purple Innovation, Inc.
(a)(b)
.............. 1,425,574 1,082,296
Sonos, Inc.
(a)(b)
...................... 3,187,975 34,015,693
Taylor Morrison Home Corp.
(a)
........... 2,713,241 162,902,990
Traeger, Inc.
(a)(b)
..................... 892,668 1,499,682
TRI Pointe Homes, Inc.
(a)
............... 2,437,694 77,811,193
United Homes Group, Inc. , Class A
(a)(b)
...... 97,501 273,003
1,251,279,887
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............. 296,205 10,858,875
Central Garden & Pet Co. , Class A, NVS
(a)
... 1,283,121 41,996,551
Energizer Holdings, Inc. ............... 1,899,129 56,821,940
Oil-Dri Corp. of America ............... 252,432 11,591,677
WD-40 Co. ........................ 355,433 86,725,652
207,994,695
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Altus Power, Inc. , Class A
(a)
............. 1,999,179 9,895,936
Montauk Renewables, Inc.
(a)
............ 1,721,306 3,597,530
Ormat Technologies, Inc. ............... 1,518,750 107,481,937
Sunnova Energy International, Inc.
(a)
....... 3,248,716 1,208,522
122,183,925

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(b)
....... 694,369 $ 18,484,103
Industrial REITs — 0.5%
Industrial Logistics Properties Trust ........ 1,679,879 5,778,784
Innovative Industrial Properties, Inc. ....... 743,419 40,211,534
LXP Industrial Trust .................. 7,737,904 66,932,869
Plymouth Industrial REIT, Inc. ........... 1,066,250 17,379,875
Terreno Realty Corp. ................. 2,598,555 164,280,647
294,583,709
Insurance — 2.3%
Ambac Financial Group, Inc.
(a)
........... 1,264,708 11,066,195
American Coastal Insurance Corp. ........ 683,839 7,912,017
AMERISAFE, Inc. ................... 520,024 27,327,261
Baldwin Insurance Group, Inc. (The) , Class A
(a)
(b)
............................ 1,788,132 79,911,619
Bowhead Specialty Holdings, Inc.
(a)
........ 424,149 17,241,657
CNO Financial Group, Inc. .............. 2,685,156 111,836,747
Crawford & Co. , Class A, NVS ........... 526,541 6,013,098
Donegal Group, Inc. , Class A ............ 454,231 8,916,555
Employers Holdings, Inc. ............... 587,913 29,771,914
Enstar Group Ltd.
(a)
.................. 338,770 112,600,373
F&G Annuities & Life, Inc. .............. 488,787 17,620,771
Fidelis Insurance Holdings Ltd. ........... 1,376,056 22,292,107
Genworth Financial, Inc. , Class A
(a)
........ 9,932,118 70,418,717
GoHealth, Inc. , Class A
(a)
............... 132,182 1,621,873
Goosehead Insurance, Inc. , Class A ....... 595,276 70,278,285
Greenlight Capital Re Ltd. , Class A
(a)
....... 780,822 10,580,138
Hamilton Insurance Group Ltd. , Class B
(a)(b)
.. 1,136,161 23,552,618
HCI Group, Inc. ..................... 221,202 33,009,974
Heritage Insurance Holdings, Inc.
(a)
........ 634,003 9,142,323
Hippo Holdings, Inc.
(a)(b)
................ 526,117 13,447,551
Horace Mann Educators Corp. ........... 1,022,216 43,679,290
Investors Title Co. ................... 43,184 10,410,799
James River Group Holdings Ltd. ......... 1,009,912 4,241,630
Kingsway Financial Services, Inc.
(a)(b)
....... 360,951 2,858,732
Lemonade, Inc.
(a)(b)
................... 1,381,245 43,412,530
Maiden Holdings Ltd.
(a)(b)
............... 2,296,994 1,309,976
MBIA, Inc.
(a)
....................... 1,253,942 6,244,631
Mercury General Corp. ................ 716,584 40,057,046
NI Holdings, Inc.
(a)
................... 213,128 3,039,205
Oscar Health, Inc. , Class A
(a)(b)
........... 5,403,691 70,842,389
Palomar Holdings, Inc.
(a)
............... 687,545 94,248,669
ProAssurance Corp.
(a)
................. 1,263,299 29,498,032
Root, Inc. , Class A
(a)(b)
................. 230,372 30,740,840
Safety Insurance Group, Inc. ............ 397,813 31,379,489
Selective Insurance Group, Inc. .......... 1,616,920 148,012,857
Selectquote, Inc.
(a)(b)
.................. 3,762,411 12,566,453
SiriusPoint Ltd.
(a)(b)
................... 1,947,197 33,667,036
Skyward Specialty Insurance Group, Inc.
(a)(b)
.. 988,550 52,314,066
Stewart Information Services Corp. ........ 731,436 52,187,959
Tiptree, Inc. ....................... 686,122 16,528,679
Trupanion, Inc.
(a)(b)
................... 890,368 33,184,015
United Fire Group, Inc. ................ 568,907 16,760,000
Universal Insurance Holdings, Inc. ........ 657,395 15,580,261
1,477,326,377
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(a)(b)
............... 2,193,831 9,521,227
Cargurus, Inc. , Class A
(a)(b)
.............. 2,311,126 67,323,100
Cars.com, Inc.
(a)
..................... 1,715,972 19,339,004
EverQuote, Inc. , Class A
(a)
.............. 660,609 17,301,350
fuboTV, Inc.
(a)(b)
..................... 8,742,413 25,527,846
Getty Images Holdings, Inc. , Class A
(a)(b)
.... 2,593,937 4,487,511
Grindr, Inc.
(a)(b)
...................... 651,358 11,659,308
MediaAlpha, Inc. , Class A
(a)(b)
............ 807,975 7,465,689
Security
Shares
Shares Value
Interactive Media & Services (continued)
Nextdoor Holdings, Inc. , Class A
(a)
........ 4,530,918 $ 6,932,304
Outbrain, Inc.
(a)(b)
.................... 1,039,590 3,877,671
QuinStreet, Inc.
(a)
.................... 1,425,818 25,436,593
Shutterstock, Inc. .................... 650,768 12,123,808
System1, Inc. , Class A
(a)(b)
.............. 782,791 298,478
TrueCar, Inc.
(a)
...................... 2,239,371 3,538,206
Vimeo, Inc.
(a)(b)
...................... 3,851,507 20,258,927
Webtoon Entertainment, Inc.
(a)(b)
.......... 429,176 3,291,780
Yelp, Inc.
(a)
........................ 1,683,124 62,326,082
Ziff Davis, Inc.
(a)(b)
.................... 1,111,468 41,768,967
ZipRecruiter, Inc. , Class A
(a)(b)
............ 1,837,286 10,821,615
353,299,466
IT Services — 0.5%
Applied Digital Corp.
(a)(b)
............... 5,230,215 29,393,808
ASGN, Inc.
(a)(b)
...................... 1,147,615 72,322,697
Backblaze, Inc. , Class A
(a)
.............. 1,192,816 5,761,301
BigBear.ai Holdings, Inc.
(a)(b)
............. 2,721,472 7,783,410
BigCommerce Holdings, Inc.
(a)(b)
.......... 1,875,251 10,801,446
Couchbase, Inc.
(a)(b)
.................. 1,071,531 16,876,613
DigitalOcean Holdings, Inc.
(a)(b)
........... 1,757,561 58,684,962
Fastly, Inc. , Class A
(a)(b)
................ 3,521,443 22,290,734
Grid Dynamics Holdings, Inc. , Class A
(a)(b)
... 1,647,515 25,783,610
Hackett Group, Inc. (The) .............. 653,725 19,101,845
Information Services Group, Inc. .......... 1,029,807 4,026,545
Rackspace Technology, Inc.
(a)(b)
.......... 1,900,454 3,211,767
Tucows, Inc. , Class A
(a)(b)
............... 206,554 3,486,632
Unisys Corp.
(a)
...................... 1,785,374 8,194,867
287,720,237
Leisure Products — 0.3%
Acushnet Holdings Corp.
(b)
............. 733,434 50,357,578
AMMO, Inc.
(a)(b)
..................... 2,394,841 3,304,881
Clarus Corp. ....................... 647,880 2,429,550
Escalade, Inc. ...................... 239,768 3,668,450
Funko, Inc. , Class A
(a)(b)
................ 836,387 5,737,615
JAKKS Pacific, Inc. .................. 222,329 5,484,856
Johnson Outdoors, Inc. , Class A .......... 112,296 2,789,433
Latham Group, Inc.
(a)(b)
................ 1,082,884 6,962,944
Malibu Boats, Inc. , Class A
(a)(b)
........... 509,205 15,622,409
Marine Products Corp. ................ 196,947 1,652,385
MasterCraft Boat Holdings, Inc.
(a)(b)
........ 429,653 7,398,625
Peloton Interactive, Inc. , Class A
(a)(b)
....... 9,305,264 58,809,269
Smith & Wesson Brands, Inc. ............ 1,192,521 11,114,296
Solo Brands, Inc. , Class A
(a)(b)
............ 501,550 84,160
Sturm Ruger & Co., Inc. ............... 414,524 16,286,648
Topgolf Callaway Brands Corp.
(a)(b)
........ 3,743,109 24,667,088
216,370,187
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.
(a)(b)
........ 3,051,816 22,674,993
Akoya Biosciences, Inc.
(a)(b)
............. 661,970 920,138
BioLife Solutions, Inc.
(a)(b)
............... 954,992 21,812,017
Codexis, Inc.
(a)(b)
.................... 2,127,658 5,723,400
CryoPort, Inc.
(a)(b)
.................... 1,137,250 6,914,480
Cytek Biosciences, Inc.
(a)
............... 3,182,240 12,760,782
Harvard Bioscience, Inc.
(a)
.............. 970,634 549,379
Lifecore Biomedical, Inc.
(a)(b)
............. 613,314 4,317,731
Maravai LifeSciences Holdings, Inc. , Class A
(a)(b)
2,968,810 6,561,070
MaxCyte, Inc.
(a)(b)
.................... 2,769,415 7,560,503
Mesa Laboratories, Inc.
(b)
.............. 134,197 15,923,816
Nautilus Biotechnology, Inc.
(a)
............ 1,226,228 1,055,782
Niagen Bioscience, Inc.
(a)(b)
............. 1,342,186 9,261,084
OmniAb, Inc.
(a)(b)
.................... 2,439,999 5,855,998
OmniAb, Inc., 12.50 Earnout Shares
(a)(d)
..... 130,676 1
OmniAb, Inc., 15.00 Earnout Shares
(a)(d)
..... 130,676 1

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Pacific Biosciences of California, Inc.
(a)(b)
.... 7,184,472 $ 8,477,677
Quanterix Corp.
(a)(b)
.................. 944,558 6,149,073
Quantum-Si, Inc. , Class A
(a)(b)
............ 3,166,230 3,799,476
Standard BioTools, Inc.
(a)(b)
.............. 7,716,374 8,333,684
148,651,085
Machinery — 4.0%
374Water, Inc.
(a)(b)
................... 1,347,744 458,233
3D Systems Corp.
(a)(b)
................. 3,466,251 7,348,452
Alamo Group, Inc. ................... 266,132 47,427,384
Albany International Corp. , Class A ........ 817,578 56,445,585
Astec Industries, Inc. ................. 598,250 20,609,712
Atmus Filtration Technologies, Inc. ........ 2,200,293 80,816,762
Blue Bird Corp.
(a)(b)
................... 845,717 27,375,859
Chart Industries, Inc.
(a)(b)
............... 1,131,311 163,316,056
Columbus McKinnon Corp. ............. 747,104 12,648,471
Commercial Vehicle Group, Inc.
(a)(b)
........ 815,205 937,486
Douglas Dynamics, Inc. ............... 585,247 13,595,288
Eastern Co. (The) ................... 119,241 3,019,182
Energy Recovery, Inc.
(a)
............... 1,478,049 23,486,199
Enerpac Tool Group Corp. , Class A
(b)
....... 1,418,966 63,654,815
Enpro, Inc.
(b)
....................... 551,769 89,270,707
ESCO Technologies, Inc. .............. 680,838 108,334,943
Federal Signal Corp. ................. 1,578,311 116,084,774
Franklin Electric Co., Inc. .............. 1,175,601 110,365,422
Gencor Industries, Inc.
(a)
............... 240,260 2,921,562
Gorman-Rupp Co. (The) ............... 516,117 18,115,707
Graham Corp.
(a)(b)
.................... 267,785 7,717,564
Greenbrier Cos., Inc. (The) ............. 812,429 41,612,613
Helios Technologies, Inc. ............... 869,671 27,907,742
Hillenbrand, Inc. .................... 1,855,932 44,802,198
Hillman Solutions Corp.
(a)(b)
............. 5,152,063 45,286,634
Hyster-Yale, Inc. , Class A .............. 308,197 12,802,503
JBT Marel Corp.
(b)
................... 1,236,385 151,086,247
Kadant, Inc.
(b)
...................... 308,237 103,848,128
Kennametal, Inc. .................... 2,070,435 44,100,265
L B Foster Co. , Class A
(a)
............... 241,931 4,761,202
Lindsay Corp. ...................... 277,920 35,162,438
Luxfer Holdings plc .................. 696,132 8,256,126
Manitowoc Co., Inc. (The)
(a)(b)
............ 919,958 7,902,439
Mayville Engineering Co., Inc.
(a)(b)
......... 322,515 4,331,376
Miller Industries, Inc. ................. 289,002 12,245,015
Mueller Industries, Inc. ................ 2,943,524 224,119,917
Mueller Water Products, Inc. , Class A ...... 4,089,636 103,958,547
NN, Inc.
(a)(b)
........................ 1,187,439 2,683,612
Omega Flex, Inc. .................... 73,460 2,554,939
Park-Ohio Holdings Corp. .............. 223,793 4,833,929
Proto Labs, Inc.
(a)
.................... 649,109 22,744,779
REV Group, Inc.
(b)
................... 1,376,096 43,484,634
Shyft Group, Inc. (The) ................ 884,609 7,156,487
SPX Technologies, Inc.
(a)
............... 1,185,808 152,708,354
Standex International Corp. ............. 300,735 48,535,622
Taylor Devices, Inc.
(a)(b)
................ 69,063 2,228,663
Tennant Co. ....................... 492,791 39,300,082
Terex Corp. ........................ 1,765,503 66,700,703
Titan International, Inc.
(a)
............... 1,320,923 11,082,544
Trinity Industries, Inc. ................. 2,163,448 60,706,351
Twin Disc, Inc. ...................... 222,827 1,686,800
Wabash National Corp. ................ 1,122,037 12,398,509
Watts Water Technologies, Inc. , Class A ..... 719,123 146,643,562
Worthington Enterprises, Inc. ............ 840,374 42,094,334
2,513,677,457
Security
Shares
Shares Value
Marine Transportation — 0.3%
Costamare, Inc. ..................... 1,134,198 $ 11,160,508
Genco Shipping & Trading Ltd. ........... 1,132,328 15,127,902
Golden Ocean Group Ltd. .............. 3,225,983 25,743,344
Himalaya Shipping Ltd.
(b)
............... 722,929 3,961,651
Matson, Inc. ....................... 864,545 110,808,733
Pangaea Logistics Solutions Ltd. ......... 880,958 4,193,360
Safe Bulkers, Inc. ................... 1,545,026 5,701,146
176,696,644
Media — 0.8%
Advantage Solutions, Inc. , Class A
(a)(b)
...... 2,802,404 4,231,630
AMC Networks, Inc. , Class A
(a)
........... 866,954 5,964,643
Boston Omaha Corp. , Class A
(a)(b)
......... 620,812 9,051,439
Cable One, Inc. ..................... 148,546 39,479,070
Cardlytics, Inc.
(a)(b)
................... 1,147,367 2,088,208
Clear Channel Outdoor Holdings, Inc.
(a)(b)
.... 9,459,829 10,500,410
EchoStar Corp. , Class A
(a)(b)
............. 3,206,777 82,029,356
Emerald Holding, Inc. ................. 408,130 1,603,951
Entravision Communications Corp. , Class A .. 1,644,602 3,453,664
EW Scripps Co. (The) , Class A
(a)(b)
........ 1,667,472 4,935,717
Gambling.com Group Ltd.
(a)(b)
............ 427,502 5,395,075
Gannett Co., Inc.
(a)(b)
.................. 3,873,409 11,194,152
Gray Media, Inc. .................... 2,340,974 10,113,008
Ibotta, Inc. , Class A
(a)(b)
................ 417,386 17,613,689
iHeartMedia, Inc. , Class A
(a)(b)
............ 2,807,962 4,633,137
Integral Ad Science Holding Corp.
(a)
....... 1,895,374 15,276,714
John Wiley & Sons, Inc. , Class A ......... 1,042,135 46,437,536
Magnite, Inc.
(a)(b)
..................... 3,339,536 38,104,106
National CineMedia, Inc.
(a)(b)
............. 1,863,059 10,880,265
PubMatic, Inc. , Class A
(a)
............... 1,072,262 9,800,475
Scholastic Corp. .................... 615,017 11,611,521
Sinclair, Inc. , Class A ................. 884,386 14,088,269
Stagwell, Inc. , Class A
(a)(b)
.............. 2,321,997 14,048,082
TechTarget, Inc.
(a)(b)
.................. 720,413 10,669,316
TEGNA, Inc. ....................... 4,311,688 78,558,955
Thryv Holdings, Inc.
(a)(b)
................ 1,001,932 12,834,749
Townsquare Media, Inc. , Class A ......... 332,704 2,708,211
WideOpenWest, Inc.
(a)
................ 1,324,966 6,558,582
483,863,930
Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc.
(a)
...... 290,922 36,437,981
Caledonia Mining Corp. plc ............. 389,710 4,867,478
Carpenter Technology Corp.
(b)
........... 1,266,183 229,407,036
Century Aluminum Co.
(a)(b)
.............. 1,413,637 26,237,103
Coeur Mining, Inc.
(a)(b)
................. 16,483,760 97,583,859
Commercial Metals Co. ................ 2,995,541 137,824,841
Compass Minerals International, Inc.
(a)
...... 906,550 8,421,849
Constellium SE , Class A
(a)
.............. 3,420,512 34,512,966
Contango ORE, Inc.
(a)(b)
................ 256,077 2,614,546
Dakota Gold Corp.
(a)(b)
................. 1,717,783 4,552,125
Hecla Mining Co.
(b)
................... 15,760,203 87,626,729
i-80 Gold Corp.
(a)(b)
................... 8,339,288 4,851,798
Ivanhoe Electric, Inc.
(a)(b)
............... 2,222,088 12,910,331
Kaiser Aluminum Corp. ................ 426,510 25,855,036
Lifezone Metals Ltd.
(a)(b)
................ 909,121 3,800,126
MAC Copper Ltd. , Class A
(a)(b)
........... 1,364,185 13,014,325
Materion Corp. ..................... 541,113 44,154,821
Metallus, Inc.
(a)
..................... 1,101,689 14,718,565
Novagold Resources, Inc.
(a)(b)
............ 6,426,121 18,764,273
Olympic Steel, Inc. ................... 257,008 8,100,892
Perpetua Resources Corp.
(a)(b)
........... 1,119,352 11,965,873
Piedmont Lithium, Inc.
(a)(b)
.............. 458,594 2,889,142
Radius Recycling, Inc. , Class A .......... 691,911 19,982,390
Ramaco Resources, Inc. , Class A ......... 713,794 5,874,525

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Ramaco Resources, Inc. , Class B ......... 134,796 $ 958,399
Ryerson Holding Corp. ................ 713,993 16,393,279
SSR Mining, Inc.
(a)
................... 5,342,686 53,587,141
SunCoke Energy, Inc. ................. 2,225,190 20,471,748
Tredegar Corp.
(a)
.................... 695,433 5,354,834
Warrior Met Coal, Inc. ................. 1,366,126 65,191,533
Worthington Steel, Inc. ................ 864,121 21,888,185
1,040,813,729
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Advanced Flower Capital, Inc. ........... 507,992 2,829,515
AG Mortgage Investment Trust, Inc. ....... 756,020 5,518,946
Angel Oak Mortgage REIT, Inc. .......... 341,759 3,256,963
Apollo Commercial Real Estate Finance, Inc. . 3,704,857 35,455,481
Arbor Realty Trust, Inc.
(b)
............... 3,767,702 44,270,499
Ares Commercial Real Estate Corp. ....... 1,462,056 6,769,319
ARMOUR Residential REIT, Inc. .......... 1,481,504 25,333,718
Blackstone Mortgage Trust, Inc. , Class A .... 4,644,495 92,889,900
BrightSpire Capital, Inc. , Class A ......... 3,522,012 19,582,387
Chicago Atlantic Real Estate Finance, Inc. ... 451,119 6,631,449
Chimera Investment Corp. .............. 2,163,072 27,752,214
Claros Mortgage Trust, Inc. ............. 2,290,241 8,542,599
Dynex Capital, Inc. ................... 2,247,125 29,257,568
Ellington Financial, Inc. ................ 2,303,868 30,549,290
Franklin BSP Realty Trust, Inc. ........... 2,144,982 27,327,071
Granite Point Mortgage Trust, Inc. ........ 1,360,731 3,537,901
Invesco Mortgage Capital, Inc. ........... 1,740,736 13,734,407
KKR Real Estate Finance Trust, Inc. ....... 1,560,462 16,852,990
Ladder Capital Corp. , Class A ........... 3,196,306 36,469,851
MFA Financial, Inc. ................... 2,740,985 28,122,506
New York Mortgage Trust, Inc. ........... 2,368,229 15,369,806
Nexpoint Real Estate Finance, Inc. ........ 225,929 3,454,454
Orchid Island Capital, Inc. .............. 2,078,039 15,626,853
PennyMac Mortgage Investment Trust ...... 2,365,680 34,657,212
Ready Capital Corp. .................. 4,375,617 22,271,891
Redwood Trust, Inc. .................. 3,650,900 22,160,963
Seven Hills Realty Trust ............... 383,277 4,787,130
Sunrise Realty Trust, Inc. .............. 254,285 2,814,935
TPG RE Finance Trust, Inc. ............. 1,639,873 13,364,965
Two Harbors Investment Corp. ........... 2,825,406 37,747,424
636,940,207
Multi-Utilities — 0.5%
Avista Corp. ....................... 2,103,728 88,083,091
Black Hills Corp. .................... 1,917,076 116,270,659
Northwestern Energy Group, Inc. ......... 1,632,253 94,458,481
Unitil Corp. ........................ 393,866 22,722,130
321,534,361
Office REITs — 0.7%
Brandywine Realty Trust ............... 4,556,221 20,320,746
City Office REIT, Inc. ................. 1,064,255 5,523,483
COPT Defense Properties .............. 3,000,692 81,828,871
Douglas Emmett, Inc. ................. 3,123,682 49,978,912
Easterly Government Properties, Inc. ...... 2,586,814 27,420,228
Franklin Street Properties Corp. .......... 2,447,745 4,356,986
Hudson Pacific Properties, Inc. ........... 3,673,591 10,837,093
JBG SMITH Properties ................ 2,149,164 34,623,032
NET Lease Office Properties
(a)(b)
.......... 401,236 12,590,786
Orion Properties, Inc. ................. 1,435,852 3,072,723
Paramount Group, Inc. ................ 4,893,769 21,043,207
Peakstone Realty Trust , Class E ......... 1,001,601 12,620,173
Piedmont Office Realty Trust, Inc. , Class A ... 3,332,689 24,561,918
Postal Realty Trust, Inc. , Class A ......... 457,445 6,532,315
Security
Shares
Shares Value
Office REITs (continued)
SL Green Realty Corp.
(b)
............... 1,887,045 $ 108,882,496
424,192,969
Oil, Gas & Consumable Fuels — 3.0%
Aemetis, Inc.
(a)(b)
.................... 948,446 1,650,296
Amplify Energy Corp.
(a)(b)
............... 1,009,648 3,776,084
Ardmore Shipping Corp. ............... 1,099,071 10,759,905
Berry Corp. ........................ 2,069,822 6,644,129
BKV Corp.
(a)(b)
...................... 384,672 8,078,112
California Resources Corp. ............. 1,837,907 80,812,771
Centrus Energy Corp. , Class A
(a)(b)
........ 385,227 23,964,972
Clean Energy Fuels Corp.
(a)(b)
............ 4,471,492 6,930,813
CNX Resources Corp.
(a)(b)
.............. 3,842,481 120,961,302
Comstock Resources, Inc.
(a)
............. 2,450,792 49,849,109
Core Natural Resources, Inc.
(b)
........... 1,387,359 106,965,379
Crescent Energy, Inc. , Class A ........... 4,366,380 49,078,111
CVR Energy, Inc. .................... 912,971 17,711,637
Delek US Holdings, Inc. ............... 1,661,760 25,042,723
DHT Holdings, Inc. ................... 3,504,658 36,798,909
Diversified Energy Co. plc
(c)
............. 1,250,721 16,909,748
Dorian LPG Ltd. ..................... 940,729 21,015,886
Empire Petroleum Corp.
(a)(b)
............. 357,518 2,245,213
Encore Energy Corp.
(a)(b)
............... 4,742,135 6,496,725
Energy Fuels, Inc.
(a)(b)
................. 4,873,277 18,177,323
Evolution Petroleum Corp. .............. 737,547 3,820,493
Excelerate Energy, Inc. , Class A .......... 461,325 13,230,801
FLEX LNG Ltd.
(b)
.................... 772,211 17,753,131
FutureFuel Corp. .................... 682,328 2,661,079
Golar LNG Ltd. ..................... 2,595,620 98,607,604
Granite Ridge Resources, Inc. ........... 1,242,696 7,555,592
Green Plains, Inc.
(a)(b)
................. 1,739,735 8,437,715
Gulfport Energy Corp.
(a)(b)
.............. 334,385 61,573,654
Hallador Energy Co.
(a)(b)
................ 661,018 8,117,301
HighPeak Energy, Inc.
(b)
............... 376,078 4,761,147
Infinity Natural Resources, Inc. , Class A
(a)
... 290,431 5,445,581
International Seaways, Inc. ............. 1,064,977 35,357,236
Kinetik Holdings, Inc. , Class A ........... 1,005,545 52,228,007
Kosmos Energy Ltd.
(a)(b)
................ 12,400,580 28,273,322
Magnolia Oil & Gas Corp. , Class A
(b)
....... 4,587,293 115,875,021
Murphy Oil Corp. .................... 3,713,484 105,462,946
NACCO Industries, Inc. , Class A .......... 99,470 3,355,123
NextDecade Corp.
(a)(b)
................. 3,039,576 23,647,901
Nordic American Tankers Ltd. ........... 5,143,737 12,653,593
Northern Oil & Gas, Inc. ............... 2,615,820 79,076,239
Par Pacific Holdings, Inc.
(a)(b)
............ 1,451,071 20,692,272
PBF Energy, Inc. , Class A .............. 2,656,050 50,703,995
Peabody Energy Corp. ................ 3,247,001 43,996,864
Prairie Operating Co.
(a)(b)
............... 144,897 775,199
PrimeEnergy Resources Corp.
(a)
.......... 17,772 4,050,061
REX American Resources Corp.
(a)(b)
....... 397,287 14,926,073
Riley Exploration Permian, Inc. ........... 302,844 8,833,959
Ring Energy, Inc.
(a)(b)
.................. 3,934,128 4,524,247
Sable Offshore Corp. , Class A
(a)(b)
......... 1,329,772 33,736,316
SandRidge Energy, Inc. ............... 772,171 8,818,193
Scorpio Tankers, Inc. ................. 1,169,518 43,950,486
SFL Corp. Ltd. ...................... 3,360,705 27,557,781
Sitio Royalties Corp. , Class A ............ 2,023,568 40,208,296
SM Energy Co. ..................... 3,041,945 91,106,253
Talos Energy, Inc.
(a)(b)
................. 3,799,392 36,930,090
Teekay Corp. Ltd. ................... 1,435,024 9,428,108
Teekay Tankers Ltd. , Class A ............ 630,982 24,147,681
Uranium Energy Corp.
(a)(b)
.............. 10,822,887 51,733,400
Ur-Energy, Inc.
(a)(b)
................... 8,996,734 6,064,698
VAALCO Energy, Inc. ................. 2,715,017 10,208,464
Verde Clean Fuels, Inc. , Class A
(a)(b)
....... 94,037 315,024

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc.
(a)(b)
.................. 762,487 $ 16,179,974
Vitesse Energy, Inc. .................. 640,471 15,749,182
W&T Offshore, Inc. ................... 2,594,662 4,021,726
World Kinect Corp. ................... 1,510,314 42,832,505
1,913,253,480
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)(b)
............. 426,548 10,821,523
Sylvamo Corp. ..................... 926,498 62,140,221
72,961,744
Passenger Airlines — 0.4%
Allegiant Travel Co. .................. 409,204 21,135,387
Blade Air Mobility, Inc. , Class A
(a)(b)
........ 1,475,122 4,027,083
Frontier Group Holdings, Inc.
(a)(b)
.......... 1,139,942 4,947,348
JetBlue Airways Corp.
(a)(b)
.............. 8,248,955 39,759,963
Joby Aviation, Inc. , Class A
(a)(b)
........... 11,386,144 68,544,587
SkyWest, Inc.
(a)
..................... 1,053,893 92,078,631
Sun Country Airlines Holdings, Inc.
(a)(b)
...... 1,044,358 12,866,491
Wheels Up Experience, Inc. , Class A
(a)(b)
.... 2,384,677 2,408,524
245,768,014
Personal Care Products — 0.3%
Beauty Health Co. (The) , Class A
(a)(b)
....... 2,017,934 2,704,032
Edgewell Personal Care Co. ............ 1,262,142 39,391,452
Herbalife Ltd.
(a)(b)
.................... 2,667,385 23,019,532
Honest Co., Inc. (The)
(a)(b)
.............. 2,156,444 10,135,287
Interparfums, Inc. .................... 478,448 54,480,874
Medifast, Inc.
(a)
..................... 323,309 4,358,205
Nature's Sunshine Products, Inc.
(a)
........ 322,223 4,043,899
Nu Skin Enterprises, Inc. , Class A ......... 1,326,777 9,632,401
Olaplex Holdings, Inc.
(a)(b)
.............. 3,728,426 4,735,101
USANA Health Sciences, Inc.
(a)(b)
......... 294,887 7,953,102
Waldencast plc , Class A
(a)(b)
............. 614,717 1,844,151
162,298,036
Pharmaceuticals — 1.9%
Alto Neuroscience, Inc.
(a)(b)
.............. 539,906 1,166,197
Alumis, Inc.
(a)(b)
..................... 511,130 3,138,338
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 4,211,435 35,291,825
Amphastar Pharmaceuticals, Inc.
(a)(b)
....... 997,113 28,906,306
ANI Pharmaceuticals, Inc.
(a)
............. 480,545 32,172,488
Aquestive Therapeutics, Inc.
(a)(b)
.......... 1,958,193 5,678,760
Arvinas, Inc.
(a)(b)
..................... 1,701,983 11,947,921
Atea Pharmaceuticals, Inc.
(a)(b)
........... 2,017,329 6,031,814
Avadel Pharmaceuticals plc , ADR
(a)(b)
...... 2,424,489 18,983,749
Axsome Therapeutics, Inc.
(a)(b)
........... 968,139 112,914,052
BioAge Labs, Inc.
(a)(b)
................. 321,263 1,207,949
Biote Corp. , Class A
(a)
................. 686,602 2,286,385
Cassava Sciences, Inc.
(a)(b)
............. 1,065,846 1,598,769
Collegium Pharmaceutical, Inc.
(a)(b)
........ 832,301 24,844,186
Contineum Therapeutics, Inc. , Class A
(a)(b)
... 244,319 1,705,347
Corcept Therapeutics, Inc.
(a)(b)
........... 2,126,704 242,912,131
CorMedix, Inc.
(a)(b)
................... 1,605,229 9,888,211
Edgewise Therapeutics, Inc.
(a)
........... 1,942,686 42,739,092
Enliven Therapeutics, Inc.
(a)(b)
............ 957,740 18,848,323
Esperion Therapeutics, Inc.
(a)(b)
........... 4,945,863 7,122,043
Evolus, Inc.
(a)(b)
..................... 1,467,852 17,658,259
EyePoint Pharmaceuticals, Inc.
(a)(b)
........ 1,732,443 9,389,841
Fulcrum Therapeutics, Inc.
(a)(b)
........... 1,478,674 4,258,581
Harmony Biosciences Holdings, Inc.
(a)
...... 999,821 33,184,059
Harrow, Inc.
(a)(b)
..................... 806,067 21,441,382
Innoviva, Inc.
(a)(b)
.................... 1,425,291 25,840,526
Ligand Pharmaceuticals, Inc.
(a)(b)
.......... 473,810 49,816,383
Liquidia Corp.
(a)(b)
.................... 1,663,055 24,530,061
Lyra Therapeutics, Inc.
(a)(b)
.............. 2,368,365 299,124
Security
Shares
Shares Value
Pharmaceuticals (continued)
Maze Therapeutics, Inc.
(a)(b)
............. 206,258 $ 2,270,901
MBX Biosciences, Inc.
(a)(b)
.............. 287,000 2,118,060
MediWound Ltd.
(a)(b)
.................. 227,726 3,534,307
Mind Medicine MindMed, Inc.
(a)(b)
......... 1,949,413 11,404,066
Nektar Therapeutics
(a)(b)
................ 4,889,729 3,325,016
Neumora Therapeutics, Inc.
(a)(b)
.......... 2,206,818 2,206,818
Nuvation Bio, Inc. , Class A
(a)(b)
........... 4,767,656 8,391,075
Ocular Therapeutix, Inc.
(a)(b)
............. 4,161,402 30,503,077
Omeros Corp.
(a)(b)
.................... 1,488,895 12,238,717
Pacira BioSciences, Inc.
(a)
.............. 1,211,977 30,117,628
Phathom Pharmaceuticals, Inc.
(a)(b)
........ 1,034,924 6,488,973
Phibro Animal Health Corp. , Class A ....... 539,325 11,519,982
Pliant Therapeutics, Inc.
(a)(b)
............. 1,650,334 2,227,951
Prestige Consumer Healthcare, Inc.
(a)
...... 1,302,146 111,945,492
Rapport Therapeutics, Inc.
(a)(b)
........... 421,226 4,224,897
Scilex Holding Co., (Acquired 01/06/23, cost
$14,991,347)
(a)(b)(e)
................. 1,430,472 354,090
scPharmaceuticals, Inc.
(a)(b)
............. 953,845 2,508,612
Septerna, Inc.
(a)(b)
.................... 492,081 2,849,149
SIGA Technologies, Inc.
(a)
.............. 1,187,171 6,505,697
Supernus Pharmaceuticals, Inc.
(a)(b)
........ 1,326,369 43,438,585
Tarsus Pharmaceuticals, Inc.
(a)(b)
.......... 980,957 50,391,761
Telomir Pharmaceuticals, Inc.
(a)(b)
......... 456,887 1,475,745
Terns Pharmaceuticals, Inc.
(a)
............ 1,867,014 5,152,959
Theravance Biopharma, Inc.
(a)(b)
.......... 941,665 8,409,068
Third Harmonic Bio, Inc.
(a)(b)
............. 524,628 1,820,459
Trevi Therapeutics, Inc.
(a)(b)
............. 1,953,258 12,285,993
Ventyx Biosciences, Inc.
(a)(b)
............. 1,607,923 1,849,111
Verrica Pharmaceuticals, Inc.
(a)(b)
......... 551,493 243,870
Veru, Inc.
(a)(b)
....................... 3,792,749 1,858,826
WaVe Life Sciences Ltd.
(a)(b)
............. 2,528,559 20,430,757
Xeris Biopharma Holdings, Inc.
(a)(b)
........ 3,706,845 20,350,579
Zevra Therapeutics, Inc.
(a)(b)
............. 1,417,407 10,616,378
1,228,860,701
Professional Services — 2.4%
Alight, Inc. , Class A .................. 11,091,143 65,770,478
Asure Software, Inc.
(a)(b)
................ 639,617 6,108,342
Barrett Business Services, Inc. ........... 680,137 27,987,637
BlackSky Technology, Inc.
(a)(b)
............ 691,517 5,345,426
CBIZ, Inc.
(a)(b)
....................... 1,255,910 95,273,333
Conduent, Inc.
(a)
.................... 4,313,448 11,646,310
CRA International, Inc. ................ 173,525 30,054,530
CSG Systems International, Inc. .......... 774,525 46,835,527
DLH Holdings Corp.
(a)(b)
................ 177,182 717,587
ExlService Holdings, Inc.
(a)(b)
............ 4,154,690 196,142,915
Exponent, Inc. ...................... 1,322,744 107,221,629
First Advantage Corp.
(a)(b)
.............. 1,566,661 22,074,253
FiscalNote Holdings, Inc. , Class A
(a)(b)
...... 1,947,378 1,573,676
Forrester Research, Inc.
(a)
.............. 319,538 2,952,531
Franklin Covey Co.
(a)(b)
................ 277,353 7,660,490
Heidrick & Struggles International, Inc. ..... 534,669 22,899,873
HireQuest, Inc.
(b)
.................... 116,010 1,380,519
Huron Consulting Group, Inc.
(a)(b)
......... 462,010 66,275,334
IBEX Holdings Ltd.
(a)(b)
................ 233,931 5,696,220
ICF International, Inc. ................. 490,803 41,703,531
Innodata, Inc.
(a)(b)
.................... 717,345 25,752,685
Insperity, Inc. ....................... 946,347 84,442,543
Kelly Services, Inc. , Class A, NVS ........ 838,368 11,041,307
Kforce, Inc. ........................ 476,557 23,298,872
Korn Ferry ........................ 1,366,156 92,666,361
Legalzoom.com, Inc.
(a)(b)
............... 3,338,374 28,743,400
Maximus, Inc. ...................... 1,505,946 102,690,458
Mistras Group, Inc.
(a)
................. 526,543 5,570,825
NV5 Global, Inc.
(a)(b)
.................. 1,464,678 28,224,345

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Planet Labs PBC , Class A
(a)(b)
............ 5,804,977 $ 19,620,822
Resolute Holdings Management, Inc.
(a)(b)
.... 56,635 1,774,941
Resources Connection, Inc. ............. 923,527 6,039,867
Spire Global, Inc. , Class A
(a)(b)
........... 584,995 4,732,610
TriNet Group, Inc. ................... 844,041 66,881,809
TrueBlue, Inc.
(a)(b)
.................... 812,364 4,313,653
TTEC Holdings, Inc. .................. 590,172 1,941,666
Upwork, Inc.
(a)(b)
..................... 3,290,076 42,935,492
Verra Mobility Corp. , Class A
(a)(b)
.......... 4,340,212 97,698,172
Willdan Group, Inc.
(a)
................. 338,881 13,799,234
WNS Holdings Ltd.
(a)(b)
................ 1,132,968 69,666,202
1,497,155,405
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(a)
......... 33,469 366,486
Anywhere Real Estate, Inc.
(a)
............ 2,652,974 8,834,403
Compass, Inc. , Class A
(a)(b)
............. 9,722,267 84,875,391
Cushman & Wakefield plc
(a)
............. 3,370,926 34,450,864
eXp World Holdings, Inc.
(b)
.............. 2,229,810 21,807,542
Forestar Group, Inc.
(a)
................. 504,468 10,664,453
FRP Holdings, Inc.
(a)
.................. 316,453 9,041,062
Kennedy-Wilson Holdings, Inc. ........... 3,016,138 26,180,078
Marcus & Millichap, Inc. ............... 642,849 22,146,148
Maui Land & Pineapple Co., Inc.
(a)(b)
....... 192,390 3,380,292
Newmark Group, Inc. , Class A ........... 3,550,739 43,212,494
Offerpad Solutions, Inc. , Class A
(a)(b)
....... 167,257 277,647
Opendoor Technologies, Inc.
(a)(b)
.......... 16,993,717 17,333,591
RE/MAX Holdings, Inc. , Class A
(a)
......... 477,280 3,994,834
Real Brokerage, Inc. (The)
(a)(b)
........... 2,657,648 10,790,051
Redfin Corp.
(a)(b)
..................... 3,226,000 29,711,460
RMR Group, Inc. (The) , Class A .......... 442,280 7,363,962
St. Joe Co. (The) .................... 955,896 44,879,317
Star Holdings
(a)(b)
.................... 340,352 2,896,396
Stratus Properties, Inc.
(a)
............... 145,870 2,589,192
Tejon Ranch Co.
(a)(b)
.................. 531,499 8,424,259
Transcontinental Realty Investors, Inc.
(a)
.... 29,297 818,851
394,038,773
Residential REITs — 0.5%
Apartment Investment & Management Co. ,
Class A ........................ 3,633,259 31,972,679
BRT Apartments Corp. ................ 322,434 5,481,378
Centerspace ....................... 437,863 28,351,629
Clipper Realty, Inc. ................... 356,681 1,369,655
Elme Communities ................... 2,322,097 40,404,488
Independence Realty Trust, Inc. .......... 5,974,120 126,830,568
NexPoint Residential Trust, Inc. .......... 596,388 23,575,218
UMH Properties, Inc. ................. 1,911,364 35,742,507
Veris Residential, Inc. ................. 2,073,634 35,085,887
328,814,009
Retail REITs — 1.4%
Acadia Realty Trust
(b)
................. 3,159,911 66,200,135
Alexander's, Inc. .................... 56,556 11,829,253
CBL & Associates Properties, Inc. ......... 601,472 15,987,126
Curbline Properties Corp. .............. 2,497,963 60,425,725
FrontView REIT, Inc. .................. 395,579 5,059,455
Getty Realty Corp. ................... 1,332,104 41,535,003
InvenTrust Properties Corp. ............. 2,067,032 60,708,730
Kite Realty Group Trust ................ 5,777,739 129,248,021
Macerich Co. (The) .................. 6,625,950 113,767,562
NETSTREIT Corp. ................... 2,056,858 32,601,199
Phillips Edison & Co., Inc. .............. 3,247,823 118,513,061
Saul Centers, Inc. ................... 274,772 9,911,026
SITE Centers Corp.
(b)
................. 1,285,518 16,506,051
Tanger, Inc. ........................ 2,840,101 95,967,013
Security
Shares
Shares Value
Retail REITs (continued)
Urban Edge Properties ................ 3,430,585 $ 65,181,115
Whitestone REIT .................... 1,307,991 19,057,429
862,497,904
Semiconductors & Semiconductor Equipment — 2.1%
ACM Research, Inc. , Class A
(a)(b)
.......... 1,358,253 31,701,625
Aehr Test Systems
(a)(b)
................. 738,187 5,381,383
Alpha & Omega Semiconductor Ltd.
(a)(b)
..... 632,177 15,715,920
Ambarella, Inc.
(a)
.................... 1,015,426 51,106,391
Axcelis Technologies, Inc.
(a)(b)
............ 865,095 42,969,269
CEVA, Inc.
(a)
....................... 609,368 15,605,914
Cohu, Inc.
(a)(b)
...................... 1,215,122 17,874,445
Credo Technology Group Holding Ltd.
(a)(b)
.... 3,731,116 149,841,619
Diodes, Inc.
(a)(b)
..................... 1,203,436 51,952,332
Everspin Technologies, Inc.
(a)(b)
........... 518,023 2,641,917
FormFactor, Inc.
(a)(b)
.................. 2,044,905 57,850,362
GCT Semiconductor Holding, Inc.
(a)(b)
...... 201,998 331,277
Ichor Holdings Ltd.
(a)
.................. 870,164 19,674,408
Impinj, Inc.
(a)(b)
...................... 604,731 54,849,102
indie Semiconductor, Inc. , Class A
(a)(b)
...... 4,373,919 8,900,925
Kulicke & Soffa Industries, Inc. ........... 1,388,122 45,780,264
MaxLinear, Inc.
(a)
.................... 2,097,830 22,782,434
Navitas Semiconductor Corp.
(a)(b)
......... 3,415,253 7,001,269
NVE Corp. ........................ 116,257 7,410,221
PDF Solutions, Inc.
(a)
................. 798,498 15,259,297
Penguin Solutions, Inc.
(a)(b)
.............. 1,393,892 24,211,904
Photronics, Inc.
(a)(b)
................... 1,629,332 33,824,932
Power Integrations, Inc.
(b)
.............. 1,481,223 74,801,761
QuickLogic Corp.
(a)(b)
.................. 363,878 1,859,417
Rambus, Inc.
(a)(b)
.................... 2,816,293 145,813,570
Rigetti Computing, Inc.
(a)(b)
.............. 4,956,154 39,252,740
Semtech Corp.
(a)(b)
................... 1,948,496 67,028,262
Silicon Laboratories, Inc.
(a)(b)
............. 842,947 94,890,544
SiTime Corp.
(a)(b)
.................... 489,857 74,884,440
SkyWater Technology, Inc.
(a)(b)
........... 732,895 5,196,225
Synaptics, Inc.
(a)
.................... 1,045,377 66,611,422
Ultra Clean Holdings, Inc.
(a)(b)
............ 1,168,009 25,007,073
Veeco Instruments, Inc.
(a)(b)
............. 1,460,456 29,325,956
1,307,338,620
Software — 5.9%
8x8, Inc.
(a)(b)
........................ 3,466,459 6,932,918
A10 Networks, Inc. ................... 1,864,907 30,472,580
ACI Worldwide, Inc.
(a)
................. 2,801,395 153,264,320
Adeia, Inc. ........................ 2,886,738 38,162,676
Agilysys, Inc.
(a)(b)
.................... 593,635 43,062,283
Airship AI Holdings, Inc.
(a)(b)
............. 233,757 902,302
Alarm.com Holdings, Inc.
(a)
............. 1,240,238 69,019,245
Alkami Technology, Inc.
(a)(b)
............. 1,597,972 41,946,765
Amplitude, Inc. , Class A
(a)(b)
............. 2,049,292 20,882,285
Appian Corp. , Class A
(a)(b)
.............. 1,063,141 30,629,092
Arteris, Inc.
(a)
....................... 749,318 5,177,787
Asana, Inc. , Class A
(a)(b)
................ 2,141,724 31,204,919
AudioEye, Inc.
(a)(b)
................... 221,350 2,456,985
Aurora Innovation, Inc. , Class A
(a)(b)
........ 25,271,416 169,950,273
AvePoint, Inc. , Class A
(a)(b)
.............. 3,426,796 49,482,934
Bit Digital, Inc.
(a)(b)
.................... 3,352,993 6,773,046
Blackbaud, Inc.
(a)(b)
................... 1,034,314 64,179,184
BlackLine, Inc.
(a)(b)
................... 1,534,070 74,279,669
Blend Labs, Inc. , Class A
(a)(b)
............ 6,373,665 21,351,778
Box, Inc. , Class A
(a)(b)
................. 3,705,614 114,355,248
Braze, Inc. , Class A
(a)(b)
................ 1,743,298 62,898,192
C3.ai, Inc. , Class A
(a)(b)
................ 2,960,824 62,325,345
Cerence, Inc.
(a)(b)
.................... 1,126,603 8,900,164
Cipher Mining, Inc.
(a)(b)
................. 5,389,795 12,396,528

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Cleanspark, Inc.
(a)(b)
.................. 7,291,132 $ 48,996,407
Clear Secure, Inc. , Class A ............. 2,339,909 60,627,042
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 4,918,479 131,815,237
Commvault Systems, Inc.
(a)
............. 1,149,814 181,394,657
Consensus Cloud Solutions, Inc.
(a)
........ 483,304 11,154,656
Core Scientific, Inc.
(a)(b)
................ 4,719,954 34,172,467
CS Disco, Inc.
(a)(b)
.................... 776,409 3,175,513
Daily Journal Corp.
(a)(b)
................ 36,586 14,550,252
Digimarc Corp.
(a)(b)
................... 409,881 5,254,674
Digital Turbine, Inc.
(a)(b)
................ 2,573,185 6,986,197
Domo, Inc. , Class B
(a)(b)
................ 924,550 7,174,508
D-Wave Quantum, Inc.
(a)(b)
.............. 4,784,057 36,358,833
E2open Parent Holdings, Inc. , Class A
(a)(b)
... 5,325,039 10,650,078
eGain Corp.
(a)(b)
..................... 473,005 2,294,074
Enfusion, Inc. , Class A
(a)(b)
.............. 1,311,271 14,620,672
EverCommerce, Inc.
(a)(b)
............... 584,173 5,888,464
Freshworks, Inc. , Class A
(a)(b)
............ 5,447,092 76,858,468
Hut 8 Corp.
(a)(b)
..................... 2,145,673 24,932,720
I3 Verticals, Inc. , Class A
(a)(b)
............ 610,793 15,068,263
Intapp, Inc.
(a)(b)
...................... 1,410,772 82,360,869
InterDigital, Inc. ..................... 666,223 137,741,605
Jamf Holding Corp.
(a)(b)
................ 2,167,607 26,336,425
Kaltura, Inc.
(a)(b)
..................... 2,438,949 4,585,224
Life360, Inc.
(a)(b)
..................... 281,126 10,792,427
LiveRamp Holdings, Inc.
(a)(b)
............. 1,701,712 44,482,752
Logility Supply Chain Solutions, Inc. , Class A . 831,726 11,860,413
MARA Holdings, Inc.
(a)(b)
............... 8,983,841 103,314,172
Meridianlink, Inc.
(a)(b)
.................. 871,537 16,149,581
Mitek Systems, Inc.
(a)(b)
................ 1,171,670 9,666,277
N-able, Inc.
(a)(b)
..................... 1,911,318 13,551,245
NCR Voyix Corp.
(a)(b)
.................. 3,992,771 38,929,517
NextNav, Inc.
(a)(b)
.................... 2,106,924 25,641,265
Olo, Inc. , Class A
(a)
................... 2,771,670 16,740,887
ON24, Inc.
(a)
....................... 711,176 3,698,115
OneSpan, Inc. ...................... 1,031,418 15,729,125
Ooma, Inc.
(a)(b)
...................... 640,040 8,378,124
Pagaya Technologies Ltd. , Class A
(a)(b)
...... 957,856 10,038,331
PagerDuty, Inc.
(a)(b)
................... 2,285,944 41,764,197
Porch Group, Inc.
(a)(b)
................. 2,101,478 15,319,775
Progress Software Corp. ............... 1,122,747 57,832,698
PROS Holdings, Inc.
(a)(b)
............... 1,211,749 23,059,583
Q2 Holdings, Inc.
(a)(b)
.................. 1,557,972 124,653,340
Qualys, Inc.
(a)(b)
..................... 976,456 122,965,104
Rapid7, Inc.
(a)(b)
..................... 1,649,494 43,728,086
Red Violet, Inc. ..................... 292,002 10,976,355
Rekor Systems, Inc.
(a)(b)
................ 2,097,911 1,860,218
ReposiTrak, Inc.
(b)
................... 298,570 6,052,014
Rimini Street, Inc.
(a)
.................. 1,381,595 4,807,951
Riot Platforms, Inc.
(a)(b)
................ 8,216,444 58,501,081
Roadzen, Inc.
(a)(b)
.................... 829,539 862,721
Sapiens International Corp. NV .......... 814,500 22,064,805
SEMrush Holdings, Inc. , Class A
(a)
........ 992,564 9,260,622
Silvaco Group, Inc.
(a)(b)
................ 161,073 734,493
SolarWinds Corp. ................... 1,467,784 27,051,259
SoundHound AI, Inc. , Class A
(a)(b)
......... 8,535,871 69,311,273
SoundThinking, Inc.
(a)
................. 251,420 4,261,569
Sprinklr, Inc. , Class A
(a)(b)
............... 3,081,660 25,731,861
Sprout Social, Inc. , Class A
(a)(b)
........... 1,329,126 29,227,481
SPS Commerce, Inc.
(a)
................ 990,464 131,464,287
Telos Corp.
(a)(b)
...................... 1,505,361 3,582,759
Tenable Holdings, Inc.
(a)(b)
.............. 3,133,141 109,597,272
Terawulf, Inc.
(a)(b)
.................... 7,023,123 19,173,126
Varonis Systems, Inc.
(a)(b)
............... 2,896,474 117,162,373
Verint Systems, Inc.
(a)(b)
................ 1,615,483 28,836,372
Vertex, Inc. , Class A
(a)(b)
................ 1,458,673 51,068,142
Security
Shares
Shares Value
Software (continued)
Viant Technology, Inc. , Class A
(a)
.......... 418,855 $ 5,197,991
Weave Communications, Inc.
(a)
.......... 1,077,510 11,949,586
WM Technology, Inc. , Class A
(a)
.......... 2,206,265 2,493,079
Workiva, Inc. , Class A
(a)(b)
.............. 1,344,018 102,024,406
Xperi, Inc.
(a)(b)
...................... 1,174,212 9,064,917
Yext, Inc.
(a)
........................ 2,822,551 17,386,914
Zeta Global Holdings Corp. , Class A
(a)(b)
..... 4,706,552 63,820,845
3,765,824,609
Specialized REITs — 0.5%
Farmland Partners, Inc. ............... 1,161,899 12,955,174
Four Corners Property Trust, Inc. ......... 2,603,413 74,717,953
Gladstone Land Corp. ................ 833,603 8,769,504
Outfront Media, Inc. .................. 3,901,638 62,972,437
PotlatchDeltic Corp. .................. 2,088,933 94,252,657
Safehold, Inc.
(b)
..................... 1,389,960 26,020,051
Uniti Group, Inc. .................... 6,489,637 32,707,771
312,395,547
Specialty Retail — 2.0%
1-800-Flowers.com, Inc. , Class A
(a)(b)
....... 667,968 3,941,011
Abercrombie & Fitch Co. , Class A
(a)(b)
....... 1,306,804 99,800,621
Academy Sports & Outdoors, Inc.
(b)
........ 1,827,692 83,361,032
American Eagle Outfitters, Inc. ........... 4,707,993 54,706,879
America's Car-Mart, Inc.
(a)(b)
............. 192,295 8,728,270
Arhaus, Inc. , Class A
(a)
................ 1,379,500 12,001,650
Arko Corp. ........................ 2,075,024 8,196,345
Asbury Automotive Group, Inc.
(a)(b)
......... 518,177 114,434,209
BARK, Inc.
(a)(b)
...................... 3,416,321 4,748,686
Beyond, Inc.
(a)(b)
..................... 1,230,513 7,136,975
Boot Barn Holdings, Inc.
(a)(b)
............. 779,092 83,697,854
Buckle, Inc. (The) ................... 815,479 31,249,155
Build-A-Bear Workshop, Inc. ............ 333,374 12,391,512
Caleres, Inc. ....................... 879,623 15,155,904
Camping World Holdings, Inc. , Class A ..... 1,493,315 24,131,970
Citi Trends, Inc.
(a)(b)
................... 168,027 3,719,278
Designer Brands, Inc. , Class A ........... 1,012,790 3,696,684
Destination XL Group, Inc.
(a)(b)
........... 1,378,670 2,012,858
EVgo, Inc. , Class A
(a)(b)
................ 3,240,677 8,620,201
Foot Locker, Inc.
(a)
................... 2,199,500 31,012,950
Genesco, Inc.
(a)(b)
.................... 285,788 6,067,279
Group 1 Automotive, Inc.
(b)
.............. 344,924 131,743,722
GrowGeneration Corp.
(a)(b)
.............. 1,497,341 1,617,128
Haverty Furniture Cos., Inc. ............. 373,946 7,374,215
J Jill, Inc. ......................... 152,269 2,973,814
Lands' End, Inc.
(a)(b)
.................. 376,384 3,831,589
Leslie's, Inc.
(a)(b)
..................... 4,786,509 3,520,477
MarineMax, Inc.
(a)(b)
.................. 578,550 12,438,825
Monro, Inc. ........................ 778,122 11,259,425
National Vision Holdings, Inc.
(a)(b)
......... 2,057,465 26,294,403
ODP Corp. (The)
(a)(b)
.................. 798,637 11,444,468
OneWater Marine, Inc. , Class A
(a)(b)
........ 309,450 5,006,901
Petco Health & Wellness Co., Inc.
(a)(b)
...... 2,291,829 6,990,078
RealReal, Inc. (The)
(a)(b)
................ 2,670,074 14,391,699
Revolve Group, Inc. , Class A
(a)(b)
.......... 1,014,506 21,801,734
RumbleON, Inc. , Class B
(a)(b)
............ 373,643 1,053,673
Sally Beauty Holdings, Inc.
(a)(b)
........... 2,710,310 24,474,099
Shoe Carnival, Inc. ................... 482,273 10,605,183
Signet Jewelers Ltd. .................. 1,103,292 64,057,134
Sleep Number Corp.
(a)(b)
............... 572,708 3,630,969
Sonic Automotive, Inc. , Class A .......... 394,243 22,456,081
Stitch Fix, Inc. , Class A
(a)(b)
.............. 2,728,350 8,867,138
ThredUp, Inc. , Class A
(a)(b)
.............. 2,098,326 5,056,966
Tile Shop Holdings, Inc.
(a)(b)
............. 676,142 4,381,400
Tilly's, Inc. , Class A
(a)(b)
................ 460,634 1,013,395

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Torrid Holdings, Inc.
(a)(b)
................ 510,968 $ 2,800,105
Upbound Group, Inc. ................. 1,417,113 33,954,027
Urban Outfitters, Inc.
(a)(b)
............... 1,672,486 87,638,266
Victoria's Secret & Co.
(a)(b)
.............. 2,077,340 38,596,977
Warby Parker, Inc. , Class A
(a)(b)
........... 2,341,186 42,679,821
Winmark Corp. ..................... 74,017 23,527,784
Zumiez, Inc.
(a)(b)
..................... 411,967 6,134,189
1,260,427,008
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc. , Class A ............ 656,566 7,136,873
Corsair Gaming, Inc.
(a)(b)
............... 1,194,236 10,580,931
CPI Card Group, Inc.
(a)
................ 136,567 3,983,659
Diebold Nixdorf, Inc.
(a)(b)
................ 681,329 29,787,704
Eastman Kodak Co.
(a)(b)
................ 1,659,305 10,486,808
Immersion Corp. .................... 815,621 6,182,407
IonQ, Inc.
(a)(b)
....................... 5,350,353 118,082,291
Turtle Beach Corp.
(a)(b)
................. 440,293 6,282,981
Xerox Holdings Corp. ................. 3,159,098 15,258,443
207,782,097
Textiles, Apparel & Luxury Goods — 0.5%
Figs, Inc. , Class A
(a)(b)
................. 3,392,485 15,571,506
G-III Apparel Group Ltd.
(a)(b)
............. 1,045,654 28,598,637
Hanesbrands, Inc.
(a)(b)
................. 9,314,797 53,746,379
Kontoor Brands, Inc. .................. 1,458,354 93,524,242
Movado Group, Inc. .................. 412,150 6,891,148
Oxford Industries, Inc. ................ 392,265 23,014,188
Rocky Brands, Inc. ................... 190,009 3,300,456
Steven Madden Ltd. .................. 1,884,927 50,214,455
Superior Group of Cos., Inc. ............ 348,307 3,810,479
Vera Bradley, Inc.
(a)(b)
................. 647,313 1,456,454
Wolverine World Wide, Inc. ............. 2,115,029 29,420,053
309,547,997
Tobacco — 0.1%
Ispire Technology, Inc.
(a)(b)
.............. 490,925 1,340,225
Turning Point Brands, Inc.
(b)
............. 455,594 27,080,507
Universal Corp. ..................... 633,075 35,483,854
63,904,586
Trading Companies & Distributors — 2.6%
Alta Equipment Group, Inc. , Class A ....... 722,150 3,386,883
Applied Industrial Technologies, Inc. ....... 1,014,722 228,657,455
Beacon Roofing Supply, Inc.
(a)
........... 1,646,788 203,707,676
BlueLinx Holdings, Inc.
(a)(b)
.............. 220,594 16,540,138
Boise Cascade Co. .................. 1,019,123 99,965,775
Custom Truck One Source, Inc.
(a)(b)
........ 1,296,628 5,471,770
Distribution Solutions Group, Inc.
(a)(b)
....... 261,026 7,308,728
DNOW, Inc.
(a)
...................... 2,783,247 47,537,859
DXP Enterprises, Inc.
(a)(b)
............... 324,989 26,733,595
EVI Industries, Inc. ................... 134,054 2,249,426
FTAI Aviation Ltd. .................... 2,671,508 296,617,533
GATX Corp. ....................... 933,118 144,885,232
Global Industrial Co. .................. 342,100 7,663,040
GMS, Inc.
(a)(b)
....................... 1,039,280 76,044,118
H&E Equipment Services, Inc. ........... 849,261 80,501,450
Herc Holdings, Inc. ................... 741,377 99,544,690
Hudson Technologies, Inc.
(a)(b)
........... 1,170,220 7,220,257
Karat Packaging, Inc. ................. 161,721 4,298,544
McGrath RentCorp ................... 635,819 70,830,237
MRC Global, Inc.
(a)
................... 2,219,415 25,478,884
Rush Enterprises, Inc. , Class A .......... 1,600,885 85,503,268
Rush Enterprises, Inc. , Class B .......... 235,071 13,286,213
Titan Machinery, Inc.
(a)(b)
............... 564,991 9,627,447
Transcat, Inc.
(a)(b)
.................... 239,170 17,806,206
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Willis Lease Finance Corp. ............. 74,646 $ 11,791,829
Xometry, Inc. , Class A
(a)(b)
.............. 1,158,354 28,866,182
1,621,524,435
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a)(b)
...... 268,731 3,496,190
Water Utilities — 0.4%
American States Water Co. ............. 984,031 77,423,559
Cadiz, Inc.
(a)(b)
...................... 1,132,935 3,319,499
California Water Service Group .......... 1,558,308 75,515,606
Consolidated Water Co. Ltd. ............ 379,634 9,297,237
Global Water Resources, Inc. ............ 223,384 2,303,089
Middlesex Water Co. ................. 472,131 30,263,597
Pure Cycle Corp.
(a)(b)
.................. 497,880 5,212,803
SJW Group ........................ 868,178 47,480,655
York Water Co. (The) ................. 316,391 10,972,440
261,788,485
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
...................... 1,747,570 15,064,053
Spok Holdings, Inc. .................. 456,151 7,499,123
Telephone & Data Systems, Inc.
(b)
......... 2,605,889 100,952,140
123,515,316
Total Common Stocks — 99.8%
(Cost: $92,348,574,986) ............................ 63,213,753,471
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR
(b)
.......... 272,340 128,000
Contra Chinook Therape, CVR
(b)
......... 1,316,575 1,119,089
Inhibrx, Inc., CVR ................... 794,436 897,712
Oncternal Therapeutics, Inc., CVR
(b)
....... 13,273 13,605
2,158,406
Total Rights — 0.0%
(Cost: $1,055,069) ............................... 2,158,406
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/27/29)
(a)(b)
............... 39,821 101,344
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70)
(a)(b)
... 46,322 100,982
Total Warrants — 0.0%
(Cost: $3,782,609) ............................... 202,326
Total Long-Term Investments — 99.8%
(Cost: $92,353,412,664) ............................ 63,216,114,203

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
20
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.4%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.50%
(h)
.................. 6,506,569,365 $ 6,509,822,649
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.31% ................... 95,917,690 95,917,690
Total Short-Term Securities — 10.4%
(Cost: $6,601,475,998) ............................ 6,605,740,339
Total Investments — 110.2%
(Cost: $98,954,888,662 ) ............................ 69,821,854,542
Liabilities in Excess of Other Assets — (10.2)% ............ (6,484,995,849)
Net Assets — 100.0% ...............................
$ 63,336,858,693
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $354,090, representing less than 0.05% of its net assets as of period end, and an original cost of $14,991,347.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 7,033,688,348 $ — $ (524,077,211)
(a)
$ 119,828 $ 91,684 $ 6,509,822,649 6,506,569,365 $ 74,017,850
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 173,435,949 — (77,518,259)
(a)
— — 95,917,690 95,917,690 6,574,472 —
$ 119,828 $ 91,684 $ 6,605,740,339 $ 80,592,322 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1,411 06/20/25 $ 143,012 $ (538,763)

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 538,763 $ — $ — $ — $ 538,763
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (46,638,032) $ — $ — $ — $ (46,638,032)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... $ — $ — $ (5,644,969) $ — $ — $ — $ (5,644,969)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 222,736,754
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 63,210,588,486 $ 354,090 $ 2,810,895 $ 63,213,753,471
Rights ................................................ — — 2,158,406 2,158,406
Warrants .............................................. — 202,326 — 202,326
Short-Term Securities
Money Market Funds ...................................... 6,605,740,339 — — 6,605,740,339
$ 69,816,328,825 $ 556,416 $ 4,969,301 $ 69,821,854,542
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (538,763) $ — $ — $ (538,763)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2025
iShares
®
Russell 2000 Growth ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.
(a)
........................ 60,870 $ 3,408,111
AeroVironment, Inc.
(a) (b)
................. 248,262 29,590,348
Archer Aviation, Inc. , Class A
(a) (b)
........... 2,701,468 19,207,438
Byrna Technologies, Inc.
(a) (b)
.............. 154,609 2,603,616
Cadre Holdings, Inc. ................... 227,473 6,735,476
Eve Holding, Inc.
(a) (b)
................... 442,332 1,468,542
Intuitive Machines, Inc. , Class A
(a)
.......... 21,413 159,527
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 580,803 17,244,041
Leonardo DRS, Inc. ................... 650,605 21,391,892
Moog, Inc. , Class A ................... 247,692 42,937,408
Park Aerospace Corp. .................. 71,584 962,805
Redwire Corp.
(a) (b)
..................... 54,449 451,382
Rocket Lab USA, Inc.
(a) (b)
................ 3,121,333 55,809,434
Virgin Galactic Holdings, Inc.
(a) (b)
........... 26,790 81,174
VirTra, Inc.
(a) (b)
....................... 92,935 378,245
202,429,439
Automobile Components — 1.3%
Dorman Products, Inc.
(a) (b)
............... 228,540 27,548,212
Gentherm, Inc.
(a)
..................... 270,337 7,228,811
Holley, Inc.
(a)
........................ 211,912 544,614
LCI Industries ....................... 220,271 19,258,294
Luminar Technologies, Inc. , Class A
(a) (b)
...... 196,466 1,058,952
Modine Manufacturing Co.
(a) (b)
............ 457,136 35,085,188
Patrick Industries, Inc.
(b)
................ 286,556 24,231,175
Visteon Corp.
(a)
...................... 241,735 18,763,471
XPEL, Inc.
(a) (b) (c)
...................... 223,501 6,566,459
140,285,176
Automobiles — 0.0%
Livewire Group, Inc.
(a) (b)
................. 159,967 319,934
Banks — 1.2%
Axos Financial, Inc.
(a) (b)
................. 52,431 3,382,848
BancFirst Corp. ...................... 25,662 2,819,484
Bancorp, Inc. (The)
(a) (b)
................. 380,816 20,122,317
Bank7 Corp. ........................ 4,009 155,309
Citizens Financial Services, Inc. ........... 1,886 109,482
City Holding Co. ..................... 9,669 1,135,817
Coastal Financial Corp.
(a) (b)
.............. 104,844 9,478,946
Columbia Financial, Inc.
(a)
............... 10,687 160,305
Esquire Financial Holdings, Inc. ........... 53,521 4,034,413
First Bancorp ....................... 109,834 2,105,518
First Business Financial Services, Inc. ....... 2,370 111,746
First Financial Bankshares, Inc. ........... 1,159,771 41,658,974
First Foundation, Inc. .................. 173,117 898,477
First Internet Bancorp .................. 26,134 699,869
First Western Financial, Inc.
(a)
............ 21,835 429,058
Greene County Bancorp, Inc. ............. 61,467 1,481,969
Lakeland Financial Corp. ................ 13,277 789,185
Live Oak Bancshares, Inc. ............... 266,029 7,092,333
Metrocity Bankshares, Inc. .............. 19,413 535,216
Nicolet Bankshares, Inc. ................ 28,188 3,071,365
Pathward Financial, Inc. ................ 59,650 4,351,468
Peoples Financial Services Corp. .......... 20,892 929,067
ServisFirst Bancshares, Inc. ............. 127,896 10,564,210
Shore Bancshares, Inc. ................. 43,384 587,419
Triumph Financial, Inc.
(a) (b)
............... 179,105 10,352,269
USCB Financial Holdings, Inc. , Class A ...... 25,766 478,217
127,535,281
Beverages — 0.3%
MGP Ingredients, Inc.
(b)
................. 124,607 3,660,954
National Beverage Corp. ................ 208,308 8,653,114
Primo Brands Corp. , Class A
(b)
............ 215,315 7,641,529
Security
Shares
Shares Value
Beverages (continued)
Vita Coco Co., Inc. (The)
(a) (b)
............. 349,072 $ 10,699,057
30,654,654
Biotechnology — 12.6%
(a)
4D Molecular Therapeutics, Inc.
(b)
.......... 255,990 826,848
Absci Corp.
(b)
....................... 522,862 1,312,384
ACADIA Pharmaceuticals, Inc. ............ 1,061,269 17,627,678
Achieve Life Sciences, Inc.
(b)
............. 182,276 486,677
Actinium Pharmaceuticals, Inc.
(b)
.......... 267,713 431,018
ADC Therapeutics SA
(b)
................ 429,818 606,043
ADMA Biologics, Inc.
(b)
................. 2,030,521 40,285,537
Aerovate Therapeutics, Inc.
(b)
............. 110,987 278,577
Agenus, Inc.
(b)
....................... 69,011 103,862
Akebia Therapeutics, Inc.
(b)
.............. 180,240 346,061
Akero Therapeutics, Inc.
(b)
............... 110,210 4,461,301
Aldeyra Therapeutics, Inc. ............... 45,134 259,520
Alector, Inc.
(b)
....................... 780,730 960,298
Alkermes plc ........................ 1,425,064 47,055,613
Altimmune, Inc.
(b)
..................... 345,801 1,729,005
ALX Oncology Holdings, Inc.
(b)
............ 295,982 184,397
Amicus Therapeutics, Inc. ............... 2,598,797 21,206,183
AnaptysBio, Inc.
(b)
.................... 189,943 3,531,040
Anavex Life Sciences Corp.
(b)
............. 171,768 1,473,769
Anika Therapeutics, Inc. ................ 21,936 329,698
Apogee Therapeutics, Inc.
(b)
.............. 335,996 12,552,811
Applied Therapeutics, Inc.
(b)
.............. 514,080 251,334
Arbutus Biopharma Corp.
(b)
.............. 1,205,661 4,207,757
Arcellx, Inc.
(b)
....................... 386,937 25,383,067
Arcturus Therapeutics Holdings, Inc.
(b)
....... 181,158 1,918,463
Arcus Biosciences, Inc. ................. 478,610 3,757,088
Arcutis Biotherapeutics, Inc.
(b)
............ 950,317 14,862,958
Ardelyx, Inc. ........................ 2,075,057 10,188,530
ArriVent Biopharma, Inc.
(b)
............... 154,229 2,851,694
Arrowhead Pharmaceuticals, Inc.
(b)
......... 1,060,829 13,514,961
ARS Pharmaceuticals, Inc.
(b)
............. 435,241 5,475,332
Artiva Biotherapeutics, Inc.
(b)
............. 92,869 278,607
Astria Therapeutics, Inc.
(b)
............... 341,838 1,825,415
Atossa Therapeutics, Inc.
(b)
.............. 226,184 152,199
Aurinia Pharmaceuticals, Inc. ............. 868,680 6,984,187
Avidity Biosciences, Inc.
(b)
............... 1,004,511 29,653,165
Avita Medical, Inc.
(b)
................... 230,018 1,872,346
Bicara Therapeutics, Inc.
(b)
.............. 94,442 1,230,579
BioCryst Pharmaceuticals, Inc.
(b)
........... 1,831,426 13,735,695
Biohaven Ltd. ....................... 761,577 18,308,311
Biomea Fusion, Inc.
(b)
.................. 247,224 526,587
Black Diamond Therapeutics, Inc.
(b)
........ 249,288 386,396
Blueprint Medicines Corp. ............... 562,455 49,782,892
Boundless Bio, Inc. ................... 82,278 124,240
Bridgebio Pharma, Inc.
(b)
................ 775,147 26,796,832
Cabaletta Bio, Inc.
(b)
................... 90,252 124,999
CAMP4 Therapeutics Corp.
(b)
............. 34,705 138,820
Candel Therapeutics, Inc.
(b)
.............. 248,535 1,404,223
Capricor Therapeutics, Inc.
(b)
............. 272,460 2,585,645
Cardiff Oncology, Inc.
(b)
................. 193,884 608,796
CareDx, Inc.
(b)
....................... 98,386 1,746,351
Cargo Therapeutics, Inc.
(b)
............... 30,408 123,761
Cartesian Therapeutics, Inc.
(b)
............ 89,087 1,174,167
Catalyst Pharmaceuticals, Inc.
(b)
........... 995,081 24,130,714
Celcuity, Inc. ........................ 266,309 2,692,384
Celldex Therapeutics, Inc.
(b)
.............. 469,189 8,515,780
CervoMed, Inc.
(b)
..................... 47,707 436,519
CG oncology, Inc.
(b)
................... 287,457 7,039,822
Climb Bio, Inc. ....................... 14,801 18,057
Cogent Biosciences, Inc.
(b)
............... 752,838 4,509,500
Coherus Biosciences, Inc.
(b)
.............. 272,690 220,061

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Corbus Pharmaceuticals Holdings, Inc.
(b)
..... 63,896 $ 339,288
Crinetics Pharmaceuticals, Inc.
(b)
.......... 811,017 27,201,510
Cullinan Therapeutics, Inc.
(b)
............. 404,259 3,060,241
Cytokinetics, Inc.
(b)
.................... 95,049 3,820,019
Day One Biopharmaceuticals, Inc. ......... 431,892 3,424,904
Denali Therapeutics, Inc.
(b)
.............. 634,898 8,631,438
Dianthus Therapeutics, Inc.
(b)
............. 15,511 281,370
Disc Medicine, Inc. .................... 21,934 1,088,804
Dynavax Technologies Corp. ............. 934,746 12,123,656
Dyne Therapeutics, Inc. ................ 743,549 7,777,523
Elevation Oncology, Inc.
(b)
............... 472,060 122,311
Fennec Pharmaceuticals, Inc. ............ 38,663 235,458
Fibrobiologics, Inc.
(b)
................... 257,459 231,713
Foghorn Therapeutics, Inc.
(b)
............. 148,465 541,897
Galectin Therapeutics, Inc.
(b)
............. 106,590 130,040
Geron Corp.
(b)
....................... 3,632,352 5,775,440
Greenwich Lifesciences, Inc.
(b)
............ 50,301 479,872
Gyre Therapeutics, Inc.
(b)
............... 10,863 83,862
Halozyme Therapeutics, Inc.
(b)
............ 1,102,645 70,359,777
Heron Therapeutics, Inc.
(b)
............... 111,214 244,671
HilleVax, Inc.
(b)
....................... 52,840 76,618
Humacyte, Inc.
(b)
..................... 783,797 1,336,374
Ideaya Biosciences, Inc.
(b)
............... 773,802 12,674,877
IGM Biosciences, Inc.
(b)
................. 122,989 141,437
ImmunityBio, Inc.
(b)
.................... 1,053,110 3,169,861
Immunome, Inc. ...................... 622,407 4,188,799
Immunovant, Inc.
(b)
.................... 511,691 8,744,799
Inhibrx Biosciences, Inc.
(b)
............... 55,173 771,870
Inmune Bio, Inc.
(b)
.................... 116,811 912,294
Insmed, Inc.
(b)
....................... 1,524,207 116,281,752
Iovance Biotherapeutics, Inc.
(b)
............ 2,435,738 8,111,008
Ironwood Pharmaceuticals, Inc. , Class A ..... 424,136 623,480
Janux Therapeutics, Inc.
(b)
............... 278,048 7,507,296
Jasper Therapeutics, Inc.
(b)
.............. 99,633 428,422
KalVista Pharmaceuticals, Inc. ............ 339,464 3,917,415
Keros Therapeutics, Inc.
(b)
............... 290,202 2,957,158
Kiniksa Pharmaceuticals International plc
(b)
... 338,143 7,510,156
Korro Bio, Inc.
(b)
...................... 15,007 261,272
Krystal Biotech, Inc.
(b)
.................. 219,438 39,564,671
Kura Oncology, Inc.
(b)
.................. 655,842 4,328,557
Kymera Therapeutics, Inc.
(b)
.............. 417,047 11,414,576
Kyverna Therapeutics, Inc.
(b)
............. 135,245 261,023
Larimar Therapeutics, Inc. ............... 398,932 857,704
Lexeo Therapeutics, Inc.
(b)
............... 193,448 671,265
Lexicon Pharmaceuticals, Inc.
(b)
........... 413,013 190,316
Lineage Cell Therapeutics, Inc.
(b)
.......... 1,573,950 710,796
MacroGenics, Inc. .................... 463,528 588,681
Madrigal Pharmaceuticals, Inc.
(b)
.......... 158,967 52,654,639
MannKind Corp. ..................... 1,837,676 9,243,510
MeiraGTx Holdings plc
(b)
................ 272,160 1,845,245
Mersana Therapeutics, Inc.
(b)
............. 523,400 180,154
Metagenomi, Inc.
(b)
.................... 138,231 187,994
Metsera, Inc.
(b)
....................... 75,312 2,049,993
MiMedx Group, Inc. ................... 488,573 3,713,155
Mineralys Therapeutics, Inc.
(b)
............ 53,373 847,563
Mirum Pharmaceuticals, Inc.
(b)
............ 351,564 15,837,958
Neurogene, Inc.
(b)
..................... 55,285 647,387
Novavax, Inc.
(b)
...................... 1,049,022 6,724,231
Nurix Therapeutics, Inc.
(b)
............... 456,574 5,424,099
Nuvalent, Inc. , Class A ................. 311,446 22,087,750
Ocugen, Inc.
(b)
....................... 2,516,019 1,777,064
Olema Pharmaceuticals, Inc. ............. 91,260 343,138
Organogenesis Holdings, Inc. , Class A
(b)
..... 52,912 228,580
ORIC Pharmaceuticals, Inc.
(b)
............ 123,885 691,278
Outlook Therapeutics, Inc.
(b)
.............. 102,940 125,587
Security
Shares
Shares Value
Biotechnology (continued)
Ovid therapeutics, Inc. ................. 516,230 $ 161,012
PepGen, Inc.
(b)
...................... 119,305 167,624
Perspective Therapeutics, Inc.
(b)
........... 387,451 825,271
Praxis Precision Medicines, Inc.
(b)
.......... 151,640 5,742,607
Precigen, Inc.
(b)
...................... 98,024 146,056
Prime Medicine, Inc.
(b)
.................. 505,039 1,005,028
ProKidney Corp. , Class A
(b)
.............. 822,014 720,249
Protagonist Therapeutics, Inc.
(b)
........... 524,943 25,386,243
Prothena Corp. plc
(b)
................... 217,205 2,687,912
PTC Therapeutics, Inc. ................. 512,268 26,105,177
Puma Biotechnology, Inc. ............... 118,236 349,979
Recursion Pharmaceuticals, Inc. , Class A
(b)
... 2,221,223 11,750,270
Regulus Therapeutics, Inc.
(b)
............. 119,655 209,396
Renovaro, Inc.
(b)
..................... 622,944 338,383
Revolution Medicines, Inc.
(b)
.............. 983,280 34,768,781
Rhythm Pharmaceuticals, Inc.
(b)
........... 484,767 25,678,108
Rigel Pharmaceuticals, Inc. .............. 117,709 2,117,585
Rocket Pharmaceuticals, Inc.
(b)
............ 679,318 4,531,051
Sana Biotechnology, Inc.
(b)
............... 1,171,617 1,968,317
Savara, Inc.
(b)
....................... 844,510 2,339,293
Scholar Rock Holding Corp.
(b)
............ 640,595 20,595,129
Sera Prognostics, Inc. , Class A
(b)
.......... 242,651 892,956
Shattuck Labs, Inc. ................... 236,281 224,491
Skye Bioscience, Inc.
(b)
................. 23,445 37,278
Soleno Therapeutics, Inc.
(b)
.............. 226,503 16,183,639
Solid Biosciences, Inc. ................. 21,835 80,789
SpringWorks Therapeutics, Inc.
(b)
.......... 608,286 26,843,661
Spyre Therapeutics, Inc.
(b)
............... 30,115 485,905
Stoke Therapeutics, Inc.
(b)
............... 314,747 2,093,068
Summit Therapeutics, Inc.
(b)
.............. 771,745 14,886,961
Syndax Pharmaceuticals, Inc.
(b)
........... 724,332 8,898,419
Tango Therapeutics, Inc. ................ 419,869 575,220
Taysha Gene Therapies, Inc.
(b)
............ 1,570,959 2,183,633
Tenaya Therapeutics, Inc.
(b)
.............. 137,991 78,669
Tevogen Bio Holdings, Inc.
(b)
............. 144,867 156,456
TG Therapeutics, Inc.
(b)
................. 1,234,275 48,667,463
TScan Therapeutics, Inc. ............... 219,938 303,514
Twist Bioscience Corp.
(b)
................ 525,086 20,614,876
Tyra Biosciences, Inc.
(b)
................ 168,441 1,566,501
Upstream Bio, Inc.
(b)
................... 85,566 523,664
UroGen Pharma Ltd.
(b)
................. 256,982 2,842,221
Vaxcyte, Inc. ........................ 1,098,276 41,470,902
Vera Therapeutics, Inc. , Class A
(b)
.......... 402,439 9,666,585
Verastem, Inc. ....................... 342,705 2,066,511
Vericel Corp.
(b)
....................... 435,184 19,417,910
Viridian Therapeutics, Inc.
(b)
.............. 481,281 6,487,668
Werewolf Therapeutics, Inc. .............. 66,459 64,611
X4 Pharmaceuticals, Inc.
(b)
.............. 1,439,282 340,246
Xencor, Inc. ........................ 271,123 2,884,749
XOMA Royalty Corp. .................. 44,528 887,443
Y-mAbs Therapeutics, Inc.
(b)
.............. 325,160 1,440,459
Zenas Biopharma, Inc.
(b)
................ 74,189 586,093
Zura Bio Ltd. , Class A
(b)
................. 459,782 593,119
1,355,991,301
Broadline Retail — 0.0%
(a)
1stdibs.com, Inc. ..................... 49,101 149,267
Groupon, Inc.
(b)
...................... 100,702 1,890,176
Qurate Retail Group, Inc. , Class B
(b)
........ 14,942 99,215
Savers Value Village, Inc.
(b)
.............. 204,564 1,411,492
3,550,150
Building Products — 1.8%
American Woodmark Corp.
(a)
............. 7,698 452,873
Apogee Enterprises, Inc. ................ 60,726 2,813,436

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Growth ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
AZZ, Inc. .......................... 214,860 $ 17,964,445
CSW Industrials, Inc.
(b)
................. 148,212 43,206,762
Gibraltar Industries, Inc.
(a)
............... 129,506 7,596,822
Griffon Corp. ........................ 348,442 24,913,603
Insteel Industries, Inc.
(b)
................ 73,226 1,925,844
Janus International Group, Inc.
(a) (b)
......... 1,205,324 8,678,333
JELD-WEN Holding, Inc.
(a) (b)
.............. 260,247 1,553,675
Tecnoglass, Inc. ...................... 199,139 14,248,395
UFP Industries, Inc. ................... 299,626 32,071,967
Zurn Elkay Water Solutions Corp. .......... 1,212,273 39,980,763
195,406,918
Capital Markets — 2.9%
Acadian Asset Management, Inc. .......... 242,605 6,273,765
Artisan Partners Asset Management, Inc. , Class
A ............................. 563,027 22,014,356
B Riley Financial, Inc.
(b)
................. 184,169 712,734
Cohen & Steers, Inc. .................. 249,034 19,984,979
Diamond Hill Investment Group, Inc. ........ 22,691 3,241,182
DigitalBridge Group, Inc. , Class A
(b)
......... 375,511 3,312,007
Donnelley Financial Solutions, Inc.
(a)
........ 159,041 6,951,682
GCM Grosvenor, Inc. , Class A ............ 371,704 4,917,644
Hamilton Lane, Inc. , Class A ............. 351,395 52,241,895
MarketWise, Inc. , Class A ............... 96,606 47,685
Moelis & Co. , Class A .................. 438,004 25,561,913
Open Lending Corp. , Class A
(a) (b)
.......... 902,144 2,489,917
P10, Inc. , Class A .................... 347,076 4,078,143
Patria Investments Ltd. , Class A ........... 537,704 6,070,678
Perella Weinberg Partners , Class C ........ 465,646 8,567,886
Piper Sandler Cos. .................... 155,594 38,534,410
PJT Partners, Inc. , Class A .............. 209,516 28,888,066
StepStone Group, Inc. , Class A ........... 594,717 31,062,069
StoneX Group, Inc.
(a) (b)
................. 40,593 3,100,493
Value Line, Inc. ...................... 6,935 268,177
Victory Capital Holdings, Inc. , Class A ....... 371,283 21,486,147
Virtus Investment Partners, Inc. ........... 50,527 8,708,834
WisdomTree, Inc. ..................... 1,203,679 10,736,817
309,251,479
Chemicals — 1.8%
Arq, Inc.
(a) (b)
......................... 26,964 112,440
ASP Isotopes, Inc.
(a) (b)
.................. 471,447 2,211,086
Aspen Aerogels, Inc.
(a) (b)
................ 123,942 791,989
Balchem Corp. ...................... 286,191 47,507,706
Cabot Corp. ........................ 470,210 39,093,259
Hawkins, Inc.
(b)
...................... 171,081 18,120,900
HB Fuller Co. ....................... 135,540 7,606,505
Ingevity Corp.
(a) (b)
..................... 322,799 12,779,612
Innospec, Inc. ....................... 189,045 17,912,014
Northern Technologies International Corp. .... 66,584 693,140
Orion SA .......................... 501,553 6,485,080
PureCycle Technologies, Inc.
(a) (b)
........... 203,085 1,405,348
Quaker Chemical Corp. ................ 123,482 15,263,610
Sensient Technologies Corp. ............. 352,869 26,264,040
Stepan Co. ......................... 19,227 1,058,254
197,304,983
Commercial Services & Supplies — 1.6%
ACV Auctions, Inc. , Class A
(a) (b)
............ 1,310,614 18,466,551
Brink's Co. (The) ..................... 387,696 33,403,887
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 551,709 61,521,071
CECO Environmental Corp.
(a) (b)
........... 256,125 5,839,650
Cimpress plc
(a) (b)
..................... 101,116 4,573,477
CompX International, Inc. ............... 7,276 150,759
Driven Brands Holdings, Inc.
(a) (b)
........... 523,838 8,978,583
HNI Corp. .......................... 201,633 8,942,424
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Interface, Inc.
(b)
...................... 47,388 $ 940,178
LanzaTech Global, Inc.
(a) (b)
............... 1,048,089 253,742
Liquidity Services, Inc.
(a) (b)
............... 189,919 5,889,388
Montrose Environmental Group, Inc.
(a) (b)
...... 282,649 4,030,575
Perma-Fix Environmental Services, Inc.
(a) (b)
... 145,001 1,054,157
Pitney Bowes, Inc. .................... 420,380 3,804,439
Pursuit Attractions & Hospitality, Inc.
(a) (b)
...... 178,140 6,304,375
Quad/Graphics, Inc. , Class A ............. 165,338 901,092
Quest Resource Holding Corp.
(a) (b)
......... 158,029 410,875
Virco Mfg. Corp. ..................... 8,954 84,705
VSE Corp.
(b)
........................ 24,320 2,918,157
168,468,085
Communications Equipment — 0.3%
(a)
Calix, Inc. .......................... 389,619 13,808,097
Extreme Networks, Inc. ................. 611,206 8,086,256
Harmonic, Inc.
(b)
...................... 980,997 9,407,761
31,302,114
Construction & Engineering — 2.4%
Ameresco, Inc. , Class A
(a) (b)
.............. 95,635 1,155,271
Argan, Inc. ......................... 111,688 14,650,115
Bowman Consulting Group Ltd.
(a) (b)
......... 115,897 2,530,032
Centuri Holdings, Inc.
(a) (b)
................ 146,802 2,406,085
Construction Partners, Inc. , Class A
(a) (b)
...... 408,890 29,386,924
Dycom Industries, Inc.
(a) (b)
............... 251,259 38,276,796
Fluor Corp.
(a)
........................ 1,385,275 49,620,550
Granite Construction, Inc. ............... 321,120 24,212,448
IES Holdings, Inc.
(a) (b)
.................. 72,947 12,044,279
Limbach Holdings, Inc.
(a) (b)
............... 90,200 6,717,194
MYR Group, Inc.
(a)
.................... 141,750 16,030,507
Northwest Pipe Co.
(a)
.................. 14,407 595,009
Orion Group Holdings, Inc.
(a)
............. 41,347 216,245
Primoris Services Corp. ................ 435,956 25,028,234
Sterling Infrastructure, Inc.
(a) (b)
............ 263,827 29,867,855
252,737,544
Construction Materials — 0.5%
Knife River Corp.
(a) (b)
................... 502,979 45,373,735
Smith-Midland Corp.
(a) (b)
................ 41,170 1,279,152
United States Lime & Minerals, Inc. ......... 93,815 8,291,370
54,944,257
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a)
.............. 3,102 158,667
Dave, Inc. , Class A
(a) (b)
................. 70,553 5,831,911
FirstCash Holdings, Inc. ................ 342,285 41,183,731
LendingTree, Inc.
(a) (b)
.................. 82,912 4,167,986
Moneylion, Inc. , Class A
(a) (b)
.............. 78,148 6,760,584
NerdWallet, Inc. , Class A
(a)
............... 313,302 2,835,383
OppFi, Inc. , Class A ................... 170,953 1,589,863
PROG Holdings, Inc. .................. 60,150 1,599,990
Regional Management Corp. ............. 12,411 373,695
Upstart Holdings, Inc.
(a) (b)
................ 708,931 32,632,094
World Acceptance Corp.
(a)
............... 28,759 3,639,452
100,773,356
Consumer Staples Distribution & Retail — 1.6%
Andersons, Inc. (The) .................. 35,033 1,503,967
Chefs' Warehouse, Inc. (The)
(a)
........... 314,971 17,153,321
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
. 25,355 539,047
Natural Grocers by Vitamin Cottage, Inc. ..... 21,893 880,098
PriceSmart, Inc. ...................... 140,535 12,346,000
Sprouts Farmers Market, Inc.
(a)
............ 890,877 135,983,469
168,405,902

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA ............. 1,246,451 $ 3,764,282
Myers Industries, Inc. .................. 323,988 3,865,177
Pactiv Evergreen, Inc. ................. 42,964 773,781
8,403,240
Distributors — 0.0%
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 207,227 2,942,623
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.
(a)
.......... 60,816 6,120,522
American Public Education, Inc.
(a)
.......... 12,161 271,434
Carriage Services, Inc. ................. 89,853 3,481,804
Coursera, Inc.
(a)
...................... 1,222,983 8,145,067
European Wax Center, Inc. , Class A
(a) (b)
...... 265,479 1,048,642
Frontdoor, Inc.
(a)
...................... 682,074 26,205,283
KinderCare Learning Cos., Inc.
(a) (b)
......... 124,708 1,445,366
Laureate Education, Inc.
(a)
............... 931,922 19,057,805
Mister Car Wash, Inc.
(a) (b)
................ 727,196 5,737,576
Nerdy, Inc. , Class A
(a) (b)
................. 713,612 1,013,329
OneSpaWorld Holdings Ltd. .............. 885,650 14,870,064
Stride, Inc.
(a) (b)
....................... 376,637 47,644,580
Udemy, Inc.
(a)
....................... 804,999 6,246,792
Universal Technical Institute, Inc.
(a)
......... 412,701 10,598,162
Zspace, Inc.
(a) (b)
...................... 15,150 112,261
151,998,687
Diversified REITs — 0.0%
Armada Hoffler Properties, Inc. ........... 50,299 377,745
Gladstone Commercial Corp. ............. 58,020 869,140
1,246,885
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a)
....................... 80,829 2,958,341
Bandwidth, Inc. , Class A
(a)
............... 194,870 2,552,797
Cogent Communications Holdings, Inc. ...... 390,992 23,971,719
Globalstar, Inc.
(a) (b)
.................... 359,617 7,501,611
IDT Corp. , Class B .................... 97,386 4,996,876
41,981,344
Electric Utilities — 0.3%
Genie Energy Ltd. , Class B .............. 51,472 774,654
MGE Energy, Inc. ..................... 138,142 12,841,680
Otter Tail Corp. ...................... 164,584 13,227,616
26,843,950
Electrical Equipment — 1.8%
Allient, Inc. ......................... 6,561 144,211
American Superconductor Corp.
(a) (b)
........ 309,918 5,621,913
Amprius Technologies, Inc.
(a)
............. 137,002 367,165
Array Technologies, Inc.
(a)
............... 1,355,958 6,603,515
Atkore, Inc. ......................... 307,882 18,469,841
Blink Charging Co.
(a) (b)
.................. 409,008 375,347
Bloom Energy Corp. , Class A
(a) (b)
.......... 1,625,007 31,947,638
ChargePoint Holdings, Inc. , Class A
(a) (b)
...... 1,904,958 1,152,500
EnerSys ........................... 319,361 29,247,080
Enovix Corp.
(a) (b)
...................... 1,458,383 10,704,531
Fluence Energy, Inc. , Class A
(a) (b)
.......... 547,333 2,654,565
GrafTech International Ltd.
(a)
............. 2,101,071 1,837,177
LSI Industries, Inc. .................... 173,861 2,955,637
NANO Nuclear Energy, Inc.
(a) (b)
............ 34,485 912,473
NEXTracker, Inc. , Class A
(a)
.............. 949,011 39,991,324
NuScale Power Corp. , Class A
(a) (b)
.......... 795,696 11,267,055
Plug Power, Inc.
(a) (b)
................... 600,869 811,173
Powell Industries, Inc.
(b)
................ 82,797 14,102,813
Preformed Line Products Co. ............. 835 116,975
SES AI Corp. , Class A
(a) (b)
............... 122,388 63,727
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 1,474,236 4,894,464
Security
Shares
Shares Value
Electrical Equipment (continued)
SolarMax Technology, Inc.
(a) (b)
............ 104,567 $ 125,480
Solidion Technology, Inc.
(a) (b)
............. 318,277 38,384
Thermon Group Holdings, Inc.
(a) (b)
.......... 27,605 768,799
Ultralife Corp.
(a) (b)
..................... 10,519 56,592
Vicor Corp.
(a) (b)
....................... 111,502 5,216,064
190,446,443
Electronic Equipment, Instruments & Components — 3.5%
908 Devices, Inc.
(a) (b)
................... 21,731 97,355
Advanced Energy Industries, Inc.
(b)
......... 331,642 31,608,799
Arlo Technologies, Inc.
(a) (b)
............... 862,009 8,508,029
Badger Meter, Inc. .................... 260,167 49,496,772
Belden, Inc.
(b)
....................... 191,983 19,246,296
Climb Global Solutions, Inc. .............. 37,405 4,142,978
CTS Corp. ......................... 204,351 8,490,784
Daktronics, Inc.
(a) (b)
.................... 51,478 627,002
ePlus, Inc.
(a) (b)
....................... 155,747 9,505,239
Evolv Technologies Holdings, Inc.
(a) (b)
....... 1,155,207 3,604,246
Fabrinet
(a)
.......................... 322,636 63,723,836
Insight Enterprises, Inc.
(a) (b)
.............. 240,853 36,125,541
Itron, Inc.
(a) (b)
........................ 360,834 37,800,970
Lightwave Logic, Inc.
(a) (b)
................ 1,062,934 1,089,507
MicroVision, Inc.
(a) (b)
................... 1,016,154 1,260,031
Mirion Technologies, Inc. , Class A
(a)
........ 233,178 3,381,081
Napco Security Technologies, Inc. ......... 313,189 7,209,611
nLight, Inc.
(a) (b)
....................... 24,639 191,445
Novanta, Inc.
(a)
...................... 318,094 40,674,680
OSI Systems, Inc.
(a) (b)
.................. 131,968 25,646,661
Ouster, Inc. , Class A
(a)
.................. 80,163 719,864
PAR Technology Corp.
(a) (b)
............... 280,379 17,198,448
Plexus Corp.
(a)
....................... 70,786 9,069,810
379,418,985
Energy Equipment & Services — 2.1%
Archrock, Inc. ....................... 1,474,085 38,679,990
Aris Water Solutions, Inc. , Class A ......... 14,100 451,764
Atlas Energy Solutions, Inc. .............. 661,041 11,792,972
Cactus, Inc. , Class A .................. 592,104 27,136,126
ChampionX Corp. .................... 1,690,175 50,367,215
Core Laboratories, Inc.
(b)
................ 411,400 6,166,886
DMC Global, Inc.
(a)
.................... 42,013 353,750
Drilling Tools International Corp.
(a)
.......... 53,933 127,821
Flowco Holdings, Inc. , Class A
(a) (b)
.......... 42,881 1,099,898
Helix Energy Solutions Group, Inc.
(a)
........ 232,237 1,929,890
Kodiak Gas Services, Inc. ............... 107,884 4,024,073
Liberty Energy, Inc. , Class A ............. 78,720 1,246,138
Nabors Industries Ltd.
(a)
................ 25,533 1,064,981
Natural Gas Services Group, Inc.
(a)
......... 17,552 385,617
Noble Corp. plc ...................... 771,317 18,280,213
Oceaneering International, Inc.
(a)
.......... 888,215 19,371,969
Seadrill Ltd.
(a) (b)
...................... 171,290 4,282,250
TETRA Technologies, Inc.
(a) (b)
............. 1,100,937 3,699,148
Tidewater, Inc.
(a) (b)
.................... 432,081 18,264,064
Valaris Ltd.
(a) (b)
....................... 348,916 13,698,442
222,423,207
Entertainment — 0.5%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 88,514 3,883,109
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
444,458 17,782,765
Cinemark Holdings, Inc. ................ 774,665 19,281,412
Eventbrite, Inc. , Class A
(a)
............... 610,401 1,287,946
Golden Matrix Group, Inc.
(a) (b)
............. 170,392 335,672
IMAX Corp.
(a) (b)
...................... 377,124 9,937,217
LiveOne, Inc.
(a) (b)
..................... 586,964 410,288
Madison Square Garden Entertainment Corp.
(a)
. 34,602 1,132,870

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Growth ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Vivid Seats, Inc. , Class A
(a) (b)
............. 668,467 $ 1,978,662
56,029,941
Financial Services — 2.1%
Alerus Financial Corp. ................. 12,627 233,094
AvidXchange Holdings, Inc.
(a) (b)
............ 1,529,892 12,973,484
Cantaloupe, Inc.
(a)
.................... 496,040 3,903,835
Cass Information Systems, Inc. ........... 101,221 4,377,808
EVERTEC, Inc. ...................... 560,875 20,623,374
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 73,233 13,731,920
Flywire Corp.
(a)
...................... 1,071,658 10,180,751
International Money Express, Inc.
(a) (b)
........ 265,804 3,354,446
Marqeta, Inc. , Class A
(a)
................ 3,584,302 14,767,324
Mr Cooper Group, Inc.
(a)
................ 207,016 24,759,114
NCR Atleos Corp.
(a) (b)
.................. 638,304 16,838,460
NMI Holdings, Inc. , Class A
(a)
............. 50,204 1,809,854
Pagseguro Digital Ltd. , Class A
(a) (b)
......... 847,696 6,467,920
Payoneer Global, Inc.
(a)
................. 1,816,780 13,280,662
Paysign, Inc.
(a)
....................... 303,188 642,759
PennyMac Financial Services, Inc. ......... 131,288 13,143,242
Priority Technology Holdings, Inc.
(a) (b)
........ 194,344 1,324,454
Remitly Global, Inc.
(a)
.................. 1,322,589 27,509,851
Sezzle, Inc.
(a) (b)
...................... 108,564 3,787,798
StoneCo Ltd. , Class A
(a)
................ 1,318,366 13,816,476
Walker & Dunlop, Inc. .................. 207,750 17,733,540
225,260,166
Food Products — 1.1%
Beyond Meat, Inc.
(a) (b)
.................. 532,427 1,623,902
BRC, Inc. , Class A
(a) (b)
.................. 412,003 861,086
Calavo Growers, Inc. .................. 23,355 560,286
Cal-Maine Foods, Inc. .................. 21,586 1,962,167
Forafric Global plc
(a) (b)
.................. 36,341 312,533
J & J Snack Foods Corp. ................ 135,375 17,831,595
John B Sanfilippo & Son, Inc. ............. 79,562 5,637,763
Lancaster Colony Corp. ................ 173,484 30,359,700
Lifeway Foods, Inc.
(a) (b)
................. 39,300 960,885
Mama's Creations, Inc.
(a)
................ 286,721 1,866,554
Mission Produce, Inc.
(a)
................. 43,172 452,443
Simply Good Foods Co. (The)
(a) (b)
.......... 816,265 28,152,980
SunOpta, Inc.
(a) (b)
..................... 827,114 4,019,774
Utz Brands, Inc. , Class A ................ 390,273 5,495,044
Vital Farms, Inc.
(a) (b)
................... 297,811 9,074,301
Westrock Coffee Co.
(a) (b)
................ 301,896 2,179,689
WK Kellogg Co. ...................... 579,307 11,545,589
122,896,291
Ground Transportation — 0.5%
ArcBest Corp. ....................... 209,751 14,804,226
Covenant Logistics Group, Inc. , Class A ...... 22,958 509,668
Heartland Express, Inc. ................. 159,383 1,469,511
Marten Transport Ltd. .................. 105,068 1,441,533
PAMT Corp.
(a)
....................... 8,064 97,897
Proficient Auto Logistics, Inc.
(a) (b)
........... 54,801 458,684
RXO, Inc.
(a) (b)
........................ 1,411,580 26,961,178
Universal Logistics Holdings, Inc. .......... 20,927 549,124
Werner Enterprises, Inc. ................ 70,182 2,056,333
48,348,154
Health Care Equipment & Supplies — 4.1%
Accuray, Inc.
(a) (b)
...................... 834,125 1,493,084
Alphatec Holdings, Inc.
(a)
................ 923,440 9,363,682
Anteris Technologies Global Corp.
(a)
........ 49,579 180,467
Artivion, Inc.
(a)
....................... 264,747 6,507,481
AtriCure, Inc.
(a) (b)
..................... 274,312 8,849,305
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
AxoGen, Inc.
(a) (b)
..................... 374,060 $ 6,920,110
Beta Bionics, Inc.
(a) (b)
.................. 77,197 944,891
Bioventus, Inc. , Class A
(a)
............... 116,172 1,062,974
Ceribell, Inc.
(a) (b)
...................... 72,509 1,392,898
Cerus Corp.
(a)
....................... 1,592,933 2,214,177
CONMED Corp. ...................... 273,492 16,516,182
CVRx, Inc.
(a) (b)
....................... 131,168 1,604,185
Embecta Corp. ...................... 48,318 616,054
Fractyl Health, Inc.
(a) (b)
.................. 170,154 202,483
Glaukos Corp.
(a)
...................... 433,393 42,654,539
Haemonetics Corp.
(a) (b)
................. 438,964 27,896,162
Inmode Ltd.
(a) (b)
...................... 72,886 1,292,998
Integer Holdings Corp.
(a) (b)
............... 207,237 24,456,038
iRadimed Corp. ...................... 71,296 3,741,614
iRhythm Technologies, Inc.
(a) (b)
............ 276,587 28,953,127
Lantheus Holdings, Inc.
(a) (b)
.............. 608,711 59,410,194
LeMaitre Vascular, Inc. ................. 179,204 15,035,216
LivaNova plc
(a)
....................... 29,303 1,151,022
Merit Medical Systems, Inc.
(a) (b)
............ 506,387 53,530,170
NeuroPace, Inc.
(a)
.................... 124,777 1,533,509
Novocure Ltd.
(a)
...................... 943,161 16,807,129
Orchestra BioMed Holdings, Inc.
(a) (b)
........ 93,747 401,237
Paragon 28, Inc.
(a) (b)
................... 417,081 5,447,078
PROCEPT BioRobotics Corp.
(a) (b)
.......... 394,261 22,969,646
Pulmonx Corp.
(a) (b)
.................... 337,916 2,274,175
Pulse Biosciences, Inc.
(a) (b)
............... 160,399 2,580,820
RxSight, Inc.
(a) (b)
...................... 328,801 8,302,225
Sanara Medtech, Inc.
(a) (b)
................ 35,349 1,091,224
Semler Scientific, Inc.
(a) (b)
................ 59,340 2,148,108
SI-BONE, Inc.
(a)
...................... 292,163 4,099,047
Sight Sciences, Inc.
(a) (b)
................. 300,675 721,620
STAAR Surgical Co.
(a) (b)
................. 434,797 7,665,471
Stereotaxis, Inc.
(a) (b)
................... 442,246 778,353
Surmodics, Inc.
(a)
..................... 77,908 2,378,531
Tandem Diabetes Care, Inc.
(a)
............ 582,254 11,155,987
TransMedics Group, Inc.
(a) (b)
.............. 290,238 19,527,213
Treace Medical Concepts, Inc.
(a)
........... 429,236 3,601,290
UFP Technologies, Inc.
(a) (b)
............... 64,416 12,993,351
Zynex, Inc.
(a) (b)
....................... 120,236 264,519
442,729,586
Health Care Providers & Services — 4.6%
Accolade, Inc.
(a)
...................... 221,503 1,546,091
AdaptHealth Corp.
(a)
................... 389,535 4,222,559
Addus HomeCare Corp.
(a) (b)
.............. 60,226 5,955,749
agilon health, Inc.
(a)
................... 2,734,136 11,838,809
AirSculpt Technologies, Inc.
(a) (b)
........... 117,813 275,093
Alignment Healthcare, Inc.
(a) (b)
............ 883,751 16,455,444
AMN Healthcare Services, Inc.
(a) (b)
......... 334,290 8,176,733
Ardent Health Partners, Inc.
(a) (b)
........... 140,930 1,937,788
Astrana Health, Inc.
(a) (b)
................. 379,211 11,759,333
Aveanna Healthcare Holdings, Inc.
(a) (b)
....... 318,372 1,725,576
BrightSpring Health Services, Inc.
(a) (b)
....... 481,520 8,710,697
Brookdale Senior Living, Inc.
(a) (b)
........... 1,444,490 9,042,507
Castle Biosciences, Inc.
(a)
............... 74,907 1,499,638
Community Health Systems, Inc.
(a) (b)
........ 593,521 1,602,507
Concentra Group Holdings Parent, Inc.
(b)
..... 674,220 14,630,574
CorVel Corp.
(a)
....................... 236,030 26,428,279
DocGo, Inc.
(a) (b)
...................... 155,938 411,676
Enhabit, Inc.
(a)
....................... 37,732 331,664
Ensign Group, Inc. (The) ................ 491,385 63,585,219
GeneDx Holdings Corp. , Class A
(a) (b)
........ 14,274 1,264,177
Guardant Health, Inc.
(a)
................. 1,057,837 45,063,856
HealthEquity, Inc.
(a) (b)
.................. 759,100 67,081,667
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 1,710,011 50,530,825

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
InfuSystem Holdings, Inc.
(a) (b)
............. 169,959 $ 914,379
Innovage Holding Corp.
(a)
............... 60,474 180,213
Joint Corp. (The)
(a) (b)
................... 98,164 1,226,068
LifeStance Health Group, Inc.
(a)
........... 563,219 3,751,039
ModivCare, Inc.
(a) (b)
.................... 48,692 64,030
Nano-X Imaging Ltd.
(a) (b)
................ 455,858 2,277,011
National Research Corp. ................ 139,721 1,788,429
NeoGenomics, Inc.
(a) (b)
................. 96,305 913,935
Option Care Health, Inc.
(a)
............... 711,696 24,873,775
Owens & Minor, Inc.
(a) (b)
................. 99,698 900,273
PACS Group, Inc.
(a)
................... 347,224 3,902,798
Patterson Cos., Inc. ................... 129,294 4,039,145
Pennant Group, Inc. (The)
(a)
.............. 285,238 7,173,736
Performant Healthcare, Inc.
(a)
............. 437,878 1,296,119
Privia Health Group, Inc.
(a)
............... 915,827 20,560,316
Progyny, Inc.
(a)
....................... 663,310 14,818,345
RadNet, Inc.
(a) (b)
...................... 585,611 29,116,579
Select Medical Holdings Corp. ............ 658,567 10,998,069
Sonida Senior Living, Inc.
(a) (b)
............. 22,175 516,456
Talkspace, Inc.
(a)
..................... 1,084,255 2,775,693
US Physical Therapy, Inc. ............... 131,640 9,525,470
Viemed Healthcare, Inc.
(a)
............... 293,012 2,133,127
497,821,466
Health Care REITs — 0.1%
CareTrust REIT, Inc. ................... 141,074 4,031,895
Community Healthcare Trust, Inc. .......... 18,220 330,875
Strawberry Fields REIT, Inc. ............. 74,917 892,261
Universal Health Realty Income Trust ....... 95,006 3,891,446
9,146,477
Health Care Technology — 0.6%
Evolent Health, Inc. , Class A
(a) (b)
........... 1,023,669 9,694,145
Health Catalyst, Inc.
(a)
.................. 43,222 195,796
HealthStream, Inc. .................... 70,293 2,262,029
LifeMD, Inc.
(a) (b)
...................... 192,213 1,045,639
OptimizeRx Corp.
(a) (b)
.................. 154,925 1,341,650
Phreesia, Inc.
(a)
...................... 496,250 12,684,150
Schrodinger, Inc.
(a) (b)
................... 491,788 9,707,895
Simulations Plus, Inc.
(b)
................. 139,317 3,416,053
Teladoc Health, Inc.
(a) (b)
................. 244,210 1,943,912
Waystar Holding Corp.
(a)
................ 455,760 17,027,193
59,318,462
Hotel & Resort REITs — 0.4%
Ryman Hospitality Properties, Inc. ......... 522,339 47,762,678
Hotels, Restaurants & Leisure — 2.8%
Accel Entertainment, Inc. , Class A
(a)
........ 473,868 4,700,771
BJ's Restaurants, Inc.
(a) (b)
............... 86,042 2,947,799
Bloomin' Brands, Inc. .................. 364,910 2,616,405
Brinker International, Inc.
(a)
.............. 351,582 52,403,297
Cheesecake Factory, Inc. (The) ........... 428,492 20,850,421
Cracker Barrel Old Country Store, Inc. ....... 44,218 1,716,543
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 277,494 4,875,570
Denny's Corp.
(a) (b)
..................... 316,508 1,161,584
Despegar.com Corp.
(a)
................. 86,298 1,621,539
Dine Brands Global, Inc. ................ 17,567 408,784
Everi Holdings, Inc.
(a)
.................. 390,904 5,343,658
First Watch Restaurant Group, Inc.
(a)
........ 335,333 5,583,294
Global Business Travel Group I
(a) (b)
......... 940,352 6,826,955
Hilton Grand Vacations, Inc.
(a) (b)
........... 612,670 22,919,985
Inspired Entertainment, Inc.
(a)
............. 198,745 1,697,282
International Game Technology plc ......... 136,270 2,215,750
Jack in the Box, Inc. ................... 167,227 4,546,902
Krispy Kreme, Inc. .................... 754,943 3,714,320
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 59,316 $ 3,036,979
Lindblad Expeditions Holdings, Inc.
(a)
........ 223,133 2,068,443
Monarch Casino & Resort, Inc. ............ 114,629 8,912,405
Nathan's Famous, Inc. ................. 21,971 2,117,455
ONE Group Hospitality, Inc. (The)
(a) (b)
....... 177,426 530,504
Papa John's International, Inc. ............ 213,202 8,758,338
PlayAGS, Inc.
(a)
...................... 344,596 4,173,058
Portillo's, Inc. , Class A
(a) (b)
............... 383,753 4,562,823
Potbelly Corp.
(a)
...................... 240,955 2,291,482
RCI Hospitality Holdings, Inc.
(b)
............ 36,001 1,545,883
Red Rock Resorts, Inc. , Class A ........... 198,504 8,609,118
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 674,422 7,229,804
Sabre Corp.
(a) (b)
...................... 720,257 2,023,922
Shake Shack, Inc. , Class A
(a)
............. 336,765 29,692,570
Six Flags Entertainment Corp.
(b)
........... 610,523 21,777,355
Super Group SGHC Ltd. ................ 1,328,295 8,554,220
Sweetgreen, Inc. , Class A
(a) (b)
............. 900,346 22,526,657
Target Hospitality Corp.
(a)
............... 290,736 1,913,043
United Parks & Resorts, Inc.
(a) (b)
........... 258,322 11,743,318
Xponential Fitness, Inc. , Class A
(a) (b)
........ 213,568 1,779,021
299,997,257
Household Durables — 1.2%
Cavco Industries, Inc.
(a)
................. 71,299 37,049,099
Century Communities, Inc. .............. 29,098 1,952,476
Champion Homes, Inc.
(a) (b)
............... 225,314 21,350,755
Cricut, Inc. , Class A ................... 328,405 1,691,286
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 244,659 5,519,507
Green Brick Partners, Inc.
(a)
.............. 73,894 4,308,759
Hovnanian Enterprises, Inc. , Class A
(a) (b)
..... 2,647 277,167
Installed Building Products, Inc.
(b)
.......... 209,971 36,001,628
KB Home .......................... 79,163 4,600,953
Landsea Homes Corp.
(a)
................ 21,524 138,184
LGI Homes, Inc.
(a) (b)
................... 12,945 860,454
Lovesac Co. (The)
(a) (b)
.................. 66,492 1,208,825
Sonos, Inc.
(a)
........................ 954,928 10,189,082
TRI Pointe Homes, Inc.
(a)
................ 233,895 7,465,928
United Homes Group, Inc. , Class A
(a)
........ 39,784 111,395
132,725,498
Household Products — 0.5%
Central Garden & Pet Co.
(a)
.............. 17,346 635,904
Central Garden & Pet Co. , Class A, NVS
(a)
.... 72,442 2,371,027
Energizer Holdings, Inc. ................ 636,639 19,048,239
Oil-Dri Corp. of America ................ 18,300 840,336
WD-40 Co. ......................... 120,605 29,427,620
52,323,126
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.
(a) (b)
............ 574,941 1,201,627
Insurance — 2.0%
American Coastal Insurance Corp. ......... 93,543 1,082,293
AMERISAFE, Inc. .................... 75,140 3,948,607
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
597,350 26,695,572
Bowhead Specialty Holdings, Inc.
(a)
......... 37,503 1,524,497
Crawford & Co. , Class A, NVS ............ 141,142 1,611,842
F&G Annuities & Life, Inc. ............... 9,064 326,757
Goosehead Insurance, Inc. , Class A ........ 199,073 23,502,558
HCI Group, Inc. ...................... 72,622 10,837,381
Investors Title Co. .................... 2,140 515,911
Kingsway Financial Services, Inc.
(a)
......... 115,266 912,907
Lemonade, Inc.
(a) (b)
.................... 381,485 11,990,074
Mercury General Corp. ................. 28,267 1,580,125
Oscar Health, Inc. , Class A
(a) (b)
............ 1,808,881 23,714,430
Palomar Holdings, Inc.
(a)
................ 229,936 31,519,627

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Growth ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Root, Inc. , Class A
(a) (b)
.................. 76,442 $ 10,200,420
Selective Insurance Group, Inc. ........... 458,409 41,962,760
SiriusPoint Ltd.
(a)
..................... 49,737 859,953
Skyward Specialty Insurance Group, Inc.
(a) (b)
... 77,313 4,091,404
Tiptree, Inc. ........................ 52,589 1,266,869
Trupanion, Inc.
(a) (b)
.................... 290,623 10,831,519
Universal Insurance Holdings, Inc. ......... 35,885 850,474
209,825,980
Interactive Media & Services — 0.7%
Bumble, Inc. , Class A
(a)
................. 74,972 325,378
Cargurus, Inc. , Class A
(a)
................ 768,756 22,393,862
EverQuote, Inc. , Class A
(a) (b)
.............. 223,064 5,842,046
fuboTV, Inc.
(a) (b)
...................... 227,962 665,649
Getty Images Holdings, Inc. , Class A
(a) (b)
..... 871,443 1,507,596
Grindr, Inc.
(a)
........................ 218,207 3,905,905
MediaAlpha, Inc. , Class A
(a)
.............. 262,705 2,427,394
QuinStreet, Inc.
(a)
..................... 475,794 8,488,165
Shutterstock, Inc. ..................... 169,617 3,159,965
System1, Inc. , Class A
(a) (b)
............... 275,195 104,932
Webtoon Entertainment, Inc.
(a) (b)
........... 56,713 434,989
Yelp, Inc.
(a)
......................... 560,985 20,773,275
ZipRecruiter, Inc. , Class A
(a) (b)
............. 624,303 3,677,145
73,706,301
IT Services — 0.6%
Applied Digital Corp.
(a) (b)
................ 1,208,120 6,789,634
ASGN, Inc.
(a)
........................ 85,368 5,379,891
Backblaze, Inc. , Class A
(a)
............... 403,649 1,949,625
BigBear.ai Holdings, Inc.
(a) (b)
.............. 675,463 1,931,824
BigCommerce Holdings, Inc.
(a) (b)
........... 624,001 3,594,246
Couchbase, Inc.
(a)
.................... 357,688 5,633,586
DigitalOcean Holdings, Inc.
(a) (b)
............ 588,905 19,663,538
Fastly, Inc. , Class A
(a) (b)
................. 936,890 5,930,514
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 409,888 6,414,747
Hackett Group, Inc. (The) ............... 202,981 5,931,105
Tucows, Inc. , Class A
(a) (b)
................ 72,446 1,222,889
64,441,599
Leisure Products — 0.3%
Acushnet Holdings Corp. ................ 246,522 16,926,201
Marine Products Corp. ................. 40,826 342,530
Peloton Interactive, Inc. , Class A
(a) (b)
........ 2,898,372 18,317,711
Smith & Wesson Brands, Inc. ............. 34,919 325,445
Sturm Ruger & Co., Inc. ................ 39,307 1,544,372
37,456,259
Life Sciences Tools & Services — 0.2%
Akoya Biosciences, Inc.
(a) (b)
.............. 260,300 361,817
BioLife Solutions, Inc.
(a) (b)
................ 283,091 6,465,798
Codexis, Inc.
(a) (b)
..................... 98,229 264,236
CryoPort, Inc.
(a) (b)
..................... 311,788 1,895,671
Harvard Bioscience, Inc.
(a)
............... 124,756 70,612
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
980,972 2,167,948
Mesa Laboratories, Inc. ................ 15,039 1,784,528
Niagen Bioscience, Inc.
(a) (b)
.............. 441,194 3,044,239
OmniAb, Inc.
(a) (b)
..................... 91,285 219,084
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 5,861 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 5,861 —
Quanterix Corp.
(a) (b)
................... 41,218 268,329
Standard BioTools, Inc.
(a) (b)
............... 598,208 646,065
17,188,327
Machinery — 5.4%
374Water, Inc.
(a) (b)
.................... 595,294 202,400
Alamo Group, Inc. .................... 90,368 16,104,481
Albany International Corp. , Class A ......... 66,754 4,608,696
Security
Shares
Shares Value
Machinery (continued)
Atmus Filtration Technologies, Inc.
(b)
........ 740,146 $ 27,185,563
Blue Bird Corp.
(a) (b)
.................... 285,526 9,242,477
Chart Industries, Inc.
(a) (b)
................ 380,414 54,916,565
Douglas Dynamics, Inc. ................ 166,816 3,875,136
Energy Recovery, Inc.
(a) (b)
............... 499,126 7,931,112
Enerpac Tool Group Corp. , Class A
(b)
........ 480,100 21,537,286
Enpro, Inc. ......................... 20,021 3,239,198
ESCO Technologies, Inc. ............... 112,177 17,849,604
Federal Signal Corp.
(b)
................. 532,523 39,167,067
Franklin Electric Co., Inc. ............... 401,889 37,729,339
Gorman-Rupp Co. (The) ................ 182,401 6,402,275
Graham Corp.
(a)
...................... 88,671 2,555,498
Helios Technologies, Inc. ................ 202,282 6,491,229
Hillenbrand, Inc. ..................... 211,858 5,114,252
Hillman Solutions Corp.
(a) (b)
.............. 285,337 2,508,112
Hyster-Yale, Inc. , Class A ............... 62,087 2,579,094
JBT Marel Corp.
(b)
.................... 29,043 3,549,055
Kadant, Inc.
(b)
....................... 103,775 34,962,835
Lindsay Corp. ....................... 47,325 5,987,559
Mayville Engineering Co., Inc.
(a)
........... 10,318 138,571
Miller Industries, Inc. .................. 7,009 296,971
Mueller Industries, Inc. ................. 914,007 69,592,493
Mueller Water Products, Inc. , Class A ....... 1,372,757 34,895,483
Omega Flex, Inc. ..................... 32,841 1,142,210
REV Group, Inc. ..................... 354,074 11,188,738
Shyft Group, Inc. (The) ................. 16,671 134,868
SPX Technologies, Inc.
(a)
................ 398,416 51,308,013
Standex International Corp. .............. 77,941 12,578,898
Taylor Devices, Inc.
(a) (b)
................. 24,438 788,614
Tennant Co. ........................ 75,225 5,999,194
Trinity Industries, Inc. .................. 663,680 18,622,861
Watts Water Technologies, Inc. , Class A ...... 242,395 49,429,188
Worthington Enterprises, Inc. ............. 246,851 12,364,767
582,219,702
Marine Transportation — 0.0%
Costamare, Inc. ...................... 26,831 264,017
Himalaya Shipping Ltd.
(b)
................ 243,228 1,332,889
1,596,906
Media — 0.4%
Boston Omaha Corp. , Class A
(a) (b)
.......... 12,924 188,432
Cardlytics, Inc.
(a) (b)
.................... 355,395 646,819
Clear Channel Outdoor Holdings, Inc.
(a)
...... 375,523 416,830
Entravision Communications Corp. , Class A ... 64,079 134,566
Gambling.com Group Ltd.
(a)
.............. 143,034 1,805,089
Ibotta, Inc. , Class A
(a) (b)
................. 139,283 5,877,743
Integral Ad Science Holding Corp.
(a)
........ 76,705 618,242
John Wiley & Sons, Inc. , Class A .......... 181,166 8,072,757
Magnite, Inc.
(a) (b)
...................... 995,692 11,360,846
PubMatic, Inc. , Class A
(a) (b)
............... 352,077 3,217,984
Sinclair, Inc. , Class A .................. 286,078 4,557,222
Stagwell, Inc. , Class A
(a) (b)
............... 131,272 794,196
TechTarget, Inc.
(a)
..................... 236,714 3,505,734
Thryv Holdings, Inc.
(a) (b)
................. 337,987 4,329,613
Townsquare Media, Inc. , Class A .......... 115,699 941,790
46,467,863
Metals & Mining — 1.3%
Alpha Metallurgical Resources, Inc.
(a)
....... 97,543 12,217,261
Carpenter Technology Corp.
(b)
............ 425,500 77,092,090
Century Aluminum Co.
(a)
................ 467,266 8,672,457
Constellium SE , Class A
(a)
............... 1,147,252 11,575,773
Contango ORE, Inc.
(a) (b)
................. 37,293 380,761
Critical Metals Corp.
(a) (b)
................. 78,094 108,551
Dakota Gold Corp.
(a) (b)
.................. 358,377 949,699

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Ivanhoe Electric, Inc.
(a) (b)
................ 733,591 $ 4,262,164
Kaiser Aluminum Corp. ................. 131,698 7,983,533
MAC Copper Ltd. , Class A
(a) (b)
............ 129,534 1,235,754
Materion Corp. ...................... 171,229 13,972,286
Perpetua Resources Corp.
(a) (b)
............ 368,302 3,937,148
Piedmont Lithium, Inc.
(a) (b)
............... 52,949 333,579
Ramaco Resources, Inc. , Class A .......... 234,198 1,927,449
Ramaco Resources, Inc. , Class B .......... 52,142 370,730
145,019,235
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc. ........ 32,819 239,579
Angel Oak Mortgage REIT, Inc. ........... 37,556 357,908
KKR Real Estate Finance Trust, Inc. ........ 135,311 1,461,359
2,058,846
Office REITs — 0.0%
Postal Realty Trust, Inc. , Class A .......... 64,707 924,016
Oil, Gas & Consumable Fuels — 1.3%
Berry Corp. ......................... 222,397 713,894
BKV Corp.
(a) (b)
....................... 28,308 594,468
Centrus Energy Corp. , Class A
(a) (b)
......... 90,555 5,633,427
Crescent Energy, Inc. , Class A ............ 381,492 4,287,970
CVR Energy, Inc. ..................... 274,941 5,333,855
Delek US Holdings, Inc. ................ 154,243 2,324,442
Diversified Energy Co. plc
(c)
.............. 20,968 283,487
Dorian LPG Ltd. ...................... 158,209 3,534,389
Empire Petroleum Corp.
(a) (b)
.............. 122,067 766,581
Encore Energy Corp.
(a) (b)
................ 1,184,636 1,622,951
Evolution Petroleum Corp. ............... 73,620 381,352
FLEX LNG Ltd.
(b)
..................... 157,734 3,626,305
Gulfport Energy Corp.
(a) (b)
............... 57,768 10,637,400
Infinity Natural Resources, Inc. , Class A
(a)
.... 23,301 436,894
Kinetik Holdings, Inc. , Class A ............ 35,630 1,850,622
Kosmos Energy Ltd.
(a)
.................. 4,103,934 9,356,970
Magnolia Oil & Gas Corp. , Class A ......... 1,416,870 35,790,136
NextDecade Corp.
(a) (b)
.................. 1,016,580 7,908,992
Northern Oil & Gas, Inc. ................ 51,732 1,563,858
Prairie Operating Co.
(a) (b)
................ 34,539 184,784
REX American Resources Corp.
(a) (b)
........ 29,402 1,104,633
Riley Exploration Permian, Inc. ............ 15,067 439,504
Sable Offshore Corp. , Class A
(a) (b)
.......... 444,432 11,275,240
SFL Corp. Ltd. ....................... 235,621 1,932,092
SM Energy Co. ...................... 170,928 5,119,294
Uranium Energy Corp.
(a) (b)
............... 3,646,692 17,431,188
Ur-Energy, Inc.
(a) (b)
.................... 2,870,916 1,935,285
VAALCO Energy, Inc. .................. 85,233 320,476
Verde Clean Fuels, Inc. , Class A
(a) (b)
........ 25,326 84,842
W&T Offshore, Inc. .................... 870,999 1,350,048
World Kinect Corp. .................... 52,901 1,500,272
139,325,651
Paper & Forest Products — 0.0%
Sylvamo Corp. ...................... 66,702 4,473,703
Passenger Airlines — 0.3%
(a)
Frontier Group Holdings, Inc.
(b)
............ 384,893 1,670,436
Joby Aviation, Inc. , Class A
(b)
............. 3,825,066 23,026,897
Sun Country Airlines Holdings, Inc. ......... 165,041 2,033,305
Wheels Up Experience, Inc. , Class A
(b)
...... 798,095 806,076
27,536,714
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a) (b)
........ 679,387 910,379
Herbalife Ltd.
(a)
...................... 592,388 5,112,308
Security
Shares
Shares Value
Personal Care Products (continued)
Honest Co., Inc. (The)
(a) (b)
............... 300,018 $ 1,410,085
Interparfums, Inc. ..................... 161,936 18,439,652
Nature's Sunshine Products, Inc.
(a)
......... 19,372 243,119
26,115,543
Pharmaceuticals — 2.7%
Alto Neuroscience, Inc.
(a) (b)
............... 114,203 246,678
Alumis, Inc.
(a) (b)
...................... 102,609 630,019
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 1,184,990 9,930,216
Amphastar Pharmaceuticals, Inc.
(a) (b)
........ 332,968 9,652,742
ANI Pharmaceuticals, Inc.
(a)
.............. 114,376 7,657,473
Aquestive Therapeutics, Inc.
(a) (b)
........... 183,219 531,335
Arvinas, Inc.
(a) (b)
...................... 571,525 4,012,106
Avadel Pharmaceuticals plc , ADR
(a) (b)
....... 811,999 6,357,952
Axsome Therapeutics, Inc.
(a)
............. 325,804 37,998,521
BioAge Labs, Inc.
(a) (b)
.................. 61,676 231,902
Biote Corp. , Class A
(a) (b)
................. 219,015 729,320
Cassava Sciences, Inc.
(a) (b)
.............. 360,383 540,575
Collegium Pharmaceutical, Inc.
(a) (b)
......... 280,330 8,367,851
Contineum Therapeutics, Inc. , Class A
(a)
..... 54,076 377,450
Corcept Therapeutics, Inc.
(a) (b)
............ 715,779 81,756,277
CorMedix, Inc.
(a) (b)
.................... 486,672 2,997,900
Edgewise Therapeutics, Inc.
(a) (b)
........... 652,338 14,351,436
Enliven Therapeutics, Inc.
(a) (b)
............. 304,337 5,989,352
Esperion Therapeutics, Inc.
(a) (b)
............ 454,910 655,070
Evolus, Inc.
(a)
....................... 489,031 5,883,043
EyePoint Pharmaceuticals, Inc.
(a) (b)
......... 261,985 1,419,959
Fulcrum Therapeutics, Inc.
(a) (b)
............ 198,068 570,436
Harmony Biosciences Holdings, Inc.
(a)
....... 335,901 11,148,554
Harrow, Inc.
(a) (b)
...................... 269,428 7,166,785
Innoviva, Inc.
(a)
...................... 35,357 641,022
Liquidia Corp.
(a) (b)
..................... 556,474 8,207,992
Lyra Therapeutics, Inc.
(a) (b)
............... 406,931 51,395
Maze Therapeutics, Inc.
(a) (b)
.............. 41,081 452,302
MBX Biosciences, Inc.
(a) (b)
............... 54,719 403,826
MediWound Ltd.
(a) (b)
................... 79,644 1,236,075
Mind Medicine MindMed, Inc.
(a) (b)
.......... 649,010 3,796,708
Neumora Therapeutics, Inc.
(a) (b)
........... 741,245 741,245
Ocular Therapeutix, Inc.
(a) (b)
.............. 1,400,506 10,265,709
Omeros Corp.
(a) (b)
..................... 173,556 1,426,630
Pacira BioSciences, Inc.
(a)
............... 29,622 736,107
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 67,408 422,648
Phibro Animal Health Corp. , Class A ........ 44,450 949,452
Rapport Therapeutics, Inc.
(a) (b)
............ 82,841 830,895
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 809,653 )
(a) (b) (e)
.................... 77,257 19,124
scPharmaceuticals, Inc.
(a) (b)
.............. 335,277 881,779
Septerna, Inc.
(a) (b)
..................... 90,276 522,698
SIGA Technologies, Inc.
(a)
............... 305,661 1,675,022
Supernus Pharmaceuticals, Inc.
(a)
.......... 33,542 1,098,501
Tarsus Pharmaceuticals, Inc.
(a) (b)
........... 329,068 16,904,223
Telomir Pharmaceuticals, Inc.
(a) (b)
.......... 95,540 308,594
Terns Pharmaceuticals, Inc.
(a)
............. 31,193 86,093
Trevi Therapeutics, Inc.
(a) (b)
.............. 396,841 2,496,130
Verrica Pharmaceuticals, Inc.
(a) (b)
.......... 195,930 86,640
Veru, Inc.
(a) (b)
........................ 870,730 426,745
WaVe Life Sciences Ltd.
(a)
............... 725,738 5,863,963
Xeris Biopharma Holdings, Inc.
(a)
.......... 1,229,864 6,751,953
Zevra Therapeutics, Inc.
(a)
............... 244,095 1,828,272
288,314,695
Professional Services — 3.7%
Barrett Business Services, Inc. ............ 203,571 8,376,947
CBIZ, Inc.
(a) (b)
........................ 423,693 32,141,351
CRA International, Inc. ................. 58,250 10,088,900

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Growth ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
CSG Systems International, Inc. ........... 255,997 $ 15,480,139
DLH Holdings Corp.
(a)
.................. 26,508 107,357
ExlService Holdings, Inc.
(a)
.............. 1,391,820 65,707,822
Exponent, Inc. ....................... 447,954 36,311,151
First Advantage Corp.
(a) (b)
............... 317,174 4,468,982
FiscalNote Holdings, Inc. , Class A
(a) (b)
....... 689,996 557,586
Franklin Covey Co.
(a) (b)
................. 100,171 2,766,723
HireQuest, Inc. ...................... 46,080 548,352
Huron Consulting Group, Inc.
(a)
............ 154,836 22,211,224
ICF International, Inc. .................. 165,308 14,046,221
Innodata, Inc.
(a) (b)
..................... 238,922 8,577,300
Insperity, Inc. ........................ 317,484 28,329,097
Kforce, Inc. ......................... 164,464 8,040,645
Legalzoom.com, Inc.
(a)
................. 1,109,629 9,553,906
Maximus, Inc. ....................... 504,818 34,423,540
NV5 Global, Inc.
(a) (b)
................... 88,353 1,702,562
Resolute Holdings Management, Inc.
(a)
...... 15,541 487,055
Spire Global, Inc. , Class A
(a) (b)
............ 192,792 1,559,687
TriNet Group, Inc. .................... 282,717 22,402,495
Upwork, Inc.
(a) (b)
...................... 1,105,968 14,432,882
Verra Mobility Corp. , Class A
(a)
............ 1,458,477 32,830,317
WNS Holdings Ltd.
(a) (b)
................. 379,571 23,339,821
398,492,062
Real Estate Management & Development — 0.6%
Compass, Inc. , Class A
(a)
................ 3,258,142 28,443,579
eXp World Holdings, Inc.
(b)
............... 723,151 7,072,417
Forestar Group, Inc.
(a)
.................. 19,212 406,142
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 64,254 1,128,943
Opendoor Technologies, Inc.
(a) (b)
........... 267,646 272,999
Real Brokerage, Inc. (The)
(a) (b)
............ 883,895 3,588,614
Redfin Corp.
(a)
....................... 1,079,917 9,946,035
St. Joe Co. (The) ..................... 318,043 14,932,119
65,790,848
Residential REITs — 0.1%
Apartment Investment & Management Co. , Class
A ............................. 579,863 5,102,795
Clipper Realty, Inc. .................... 90,188 346,322
UMH Properties, Inc. .................. 91,216 1,705,739
7,154,856
Retail REITs — 0.3%
Alexander's, Inc. ..................... 19,157 4,006,878
CBL & Associates Properties, Inc. .......... 132,692 3,526,953
NETSTREIT Corp. .................... 136,368 2,161,433
Phillips Edison & Co., Inc. ............... 161,243 5,883,757
Saul Centers, Inc. .................... 82,992 2,993,522
Tanger, Inc. ......................... 372,362 12,582,112
31,154,655
Semiconductors & Semiconductor Equipment — 3.2%
ACM Research, Inc. , Class A
(a) (b)
........... 312,231 7,287,472
Aehr Test Systems
(a) (b)
.................. 255,584 1,863,207
Ambarella, Inc.
(a)
..................... 179,021 9,010,127
Axcelis Technologies, Inc.
(a)
.............. 289,749 14,391,833
CEVA, Inc.
(a) (b)
....................... 174,514 4,469,304
Credo Technology Group Holding Ltd.
(a)
...... 1,254,154 50,366,825
Diodes, Inc.
(a) (b)
...................... 42,213 1,822,335
Everspin Technologies, Inc.
(a) (b)
............ 144,103 734,925
FormFactor, Inc.
(a)
.................... 683,522 19,336,837
GCT Semiconductor Holding, Inc.
(a) (b)
....... 63,826 104,675
Ichor Holdings Ltd.
(a) (b)
.................. 90,997 2,057,442
Impinj, Inc.
(a) (b)
....................... 203,076 18,418,993
indie Semiconductor, Inc. , Class A
(a) (b)
....... 454,080 924,053
Kulicke & Soffa Industries, Inc. ............ 460,398 15,183,926
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
MaxLinear, Inc.
(a)
..................... 663,917 $ 7,210,139
Navitas Semiconductor Corp.
(a) (b)
.......... 151,282 310,128
NVE Corp. ......................... 42,005 2,677,399
PDF Solutions, Inc.
(a)
.................. 276,705 5,287,833
Photronics, Inc.
(a)
..................... 183,546 3,810,415
Power Integrations, Inc.
(b)
............... 502,445 25,373,472
QuickLogic Corp.
(a) (b)
................... 122,536 626,159
Rambus, Inc.
(a) (b)
..................... 945,298 48,942,804
Semtech Corp.
(a) (b)
.................... 653,922 22,494,917
Silicon Laboratories, Inc.
(a) (b)
.............. 284,006 31,970,555
SiTime Corp.
(a) (b)
..................... 164,376 25,128,159
SkyWater Technology, Inc.
(a) (b)
............ 238,537 1,691,227
Synaptics, Inc.
(a)
..................... 25,064 1,597,078
Ultra Clean Holdings, Inc.
(a)
.............. 392,867 8,411,282
Veeco Instruments, Inc.
(a) (b)
.............. 419,015 8,413,821
339,917,342
Software — 10.5%
8x8, Inc.
(a) (b)
......................... 1,153,543 2,307,086
A10 Networks, Inc. .................... 626,986 10,244,951
ACI Worldwide, Inc.
(a)
.................. 932,867 51,037,154
Adeia, Inc. ......................... 809,753 10,704,935
Agilysys, Inc.
(a) (b)
..................... 199,335 14,459,761
Airship AI Holdings, Inc.
(a) (b)
.............. 77,647 299,717
Alarm.com Holdings, Inc.
(a)
.............. 418,169 23,271,105
Alkami Technology, Inc.
(a)
............... 537,560 14,110,950
Amplitude, Inc. , Class A
(a) (b)
.............. 693,333 7,065,063
Appian Corp. , Class A
(a) (b)
............... 357,698 10,305,279
Arteris, Inc.
(a)
........................ 260,481 1,799,924
Asana, Inc. , Class A
(a)
.................. 721,045 10,505,626
AudioEye, Inc.
(a) (b)
.................... 74,050 821,955
Aurora Innovation, Inc. , Class A
(a) (b)
......... 4,585,513 30,837,575
AvePoint, Inc. , Class A
(a)
................ 1,142,976 16,504,573
Blackbaud, Inc.
(a) (b)
.................... 347,911 21,587,878
BlackLine, Inc.
(a) (b)
.................... 515,921 24,980,895
Blend Labs, Inc. , Class A
(a) (b)
............. 2,128,064 7,129,014
Box, Inc. , Class A
(a) (b)
.................. 1,245,376 38,432,303
Braze, Inc. , Class A
(a)
.................. 584,673 21,095,002
C3.ai, Inc. , Class A
(a) (b)
................. 996,238 20,970,810
Cipher Mining, Inc.
(a) (b)
.................. 1,201,155 2,762,656
Cleanspark, Inc.
(a) (b)
................... 2,445,331 16,432,624
Clear Secure, Inc. , Class A .............. 785,620 20,355,414
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 1,654,487 44,340,252
Commvault Systems, Inc.
(a)
.............. 360,160 56,818,842
Core Scientific, Inc.
(a) (b)
................. 1,232,541 8,923,597
CS Disco, Inc.
(a)
...................... 160,044 654,580
Daily Journal Corp.
(a) (b)
................. 8,695 3,458,002
Digimarc Corp.
(a) (b)
.................... 127,794 1,638,319
Domo, Inc. , Class B
(a)
.................. 299,575 2,324,702
D-Wave Quantum, Inc.
(a) (b)
............... 870,113 6,612,859
eGain Corp.
(a)
....................... 155,479 754,073
Enfusion, Inc. , Class A
(a) (b)
............... 448,427 4,999,961
EverCommerce, Inc.
(a) (b)
................ 138,511 1,396,191
Freshworks, Inc. , Class A
(a)
.............. 1,831,081 25,836,553
I3 Verticals, Inc. , Class A
(a)
............... 13,184 325,249
Intapp, Inc.
(a)
........................ 472,289 27,572,232
InterDigital, Inc. ...................... 223,579 46,224,958
Jamf Holding Corp.
(a)
.................. 739,595 8,986,079
Kaltura, Inc.
(a) (b)
...................... 870,671 1,636,861
Life360, Inc.
(a) (b)
...................... 77,304 2,967,701
LiveRamp Holdings, Inc.
(a)
............... 566,963 14,820,413
MARA Holdings, Inc.
(a) (b)
................ 2,472,199 28,430,289
Meridianlink, Inc.
(a) (b)
................... 173,205 3,209,489
Mitek Systems, Inc.
(a) (b)
................. 387,214 3,194,516
N-able, Inc.
(a)
........................ 642,429 4,554,822

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
NCR Voyix Corp.
(a) (b)
................... 1,168,700 $ 11,394,825
NextNav, Inc.
(a) (b)
..................... 702,352 8,547,624
Olo, Inc. , Class A
(a)
.................... 460,545 2,781,692
OneSpan, Inc. ....................... 308,155 4,699,364
Ooma, Inc.
(a) (b)
....................... 27,948 365,839
PagerDuty, Inc.
(a) (b)
.................... 762,101 13,923,585
Porch Group, Inc.
(a) (b)
.................. 699,404 5,098,655
Progress Software Corp. ................ 379,930 19,570,194
PROS Holdings, Inc.
(a)
................. 407,784 7,760,130
Q2 Holdings, Inc.
(a)
.................... 520,829 41,671,528
Qualys, Inc.
(a) (b)
...................... 328,846 41,411,577
Rapid7, Inc.
(a) (b)
...................... 557,314 14,774,394
Red Violet, Inc. ...................... 97,690 3,672,167
Rekor Systems, Inc.
(a) (b)
................. 557,572 494,399
ReposiTrak, Inc.
(b)
.................... 101,829 2,064,074
Rimini Street, Inc.
(a)
................... 77,979 271,367
Riot Platforms, Inc.
(a) (b)
................. 365,577 2,602,908
Roadzen, Inc.
(a)
...................... 79,704 82,892
Sapiens International Corp. NV ........... 269,393 7,297,856
SEMrush Holdings, Inc. , Class A
(a)
......... 323,377 3,017,107
Silvaco Group, Inc.
(a) (b)
................. 44,474 202,801
SoundHound AI, Inc. , Class A
(a) (b)
.......... 2,866,274 23,274,145
SoundThinking, Inc.
(a) (b)
................. 79,373 1,345,372
Sprinklr, Inc. , Class A
(a) (b)
................ 1,029,257 8,594,296
Sprout Social, Inc. , Class A
(a) (b)
............ 441,628 9,711,400
SPS Commerce, Inc.
(a)
................. 333,576 44,275,542
Tenable Holdings, Inc.
(a)
................ 1,057,688 36,997,926
Terawulf, Inc.
(a) (b)
..................... 2,199,150 6,003,679
Varonis Systems, Inc.
(a)
................. 975,193 39,446,557
Vertex, Inc. , Class A
(a) (b)
................. 489,166 17,125,702
Viant Technology, Inc. , Class A
(a)
........... 134,858 1,673,588
Weave Communications, Inc.
(a)
........... 358,503 3,975,798
WM Technology, Inc. , Class A
(a)
........... 767,918 867,747
Workiva, Inc. , Class A
(a) (b)
............... 451,912 34,304,640
Yext, Inc.
(a) (b)
........................ 932,473 5,744,034
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 1,581,510 21,445,276
1,124,193,470
Specialized REITs — 0.1%
Outfront Media, Inc. ................... 503,242 8,122,326
Specialty Retail — 1.5%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 45,395 267,830
Abercrombie & Fitch Co. , Class A
(a)
......... 439,243 33,544,988
Academy Sports & Outdoors, Inc. .......... 155,589 7,096,414
American Eagle Outfitters, Inc. ............ 1,249,253 14,516,320
Arhaus, Inc. , Class A
(a)
................. 386,278 3,360,619
Arko Corp. ......................... 70,120 276,974
Boot Barn Holdings, Inc.
(a) (b)
.............. 262,183 28,166,320
Buckle, Inc. (The) .................... 273,505 10,480,712
Build-A-Bear Workshop, Inc. ............. 109,074 4,054,280
Caleres, Inc. ........................ 89,918 1,549,287
Camping World Holdings, Inc. , Class A ...... 496,313 8,020,418
EVgo, Inc. , Class A
(a) (b)
................. 124,550 331,303
Genesco, Inc.
(a) (b)
..................... 28,023 594,928
GrowGeneration Corp.
(a) (b)
............... 48,288 52,151
J Jill, Inc. .......................... 46,359 905,391
Leslie's, Inc.
(a) (b)
...................... 959,679 705,844
National Vision Holdings, Inc.
(a)
........... 47,600 608,328
RealReal, Inc. (The)
(a) (b)
................. 621,708 3,351,006
Revolve Group, Inc. , Class A
(a) (b)
........... 341,740 7,343,993
Sonic Automotive, Inc. , Class A ........... 36,259 2,065,313
ThredUp, Inc. , Class A
(a) (b)
............... 115,515 278,391
Tile Shop Holdings, Inc.
(a) (b)
.............. 88,287 572,100
Torrid Holdings, Inc.
(a) (b)
................. 168,759 924,799
Security
Shares
Shares Value
Specialty Retail (continued)
Upbound Group, Inc. .................. 479,879 $ 11,497,901
Urban Outfitters, Inc.
(a) (b)
................ 157,007 8,227,167
Victoria's Secret & Co.
(a)
................ 163,652 3,040,654
Warby Parker, Inc. , Class A
(a) (b)
............ 786,223 14,332,845
166,166,276
Technology Hardware, Storage & Peripherals — 0.4%
CompoSecure, Inc. , Class A
(b)
............ 186,464 2,026,864
Corsair Gaming, Inc.
(a)
................. 86,437 765,832
CPI Card Group, Inc.
(a)
................. 45,099 1,315,538
IonQ, Inc.
(a) (b)
........................ 1,797,846 39,678,461
Turtle Beach Corp.
(a) (b)
.................. 80,063 1,142,499
44,929,194
Textiles, Apparel & Luxury Goods — 0.8%
Figs, Inc. , Class A
(a) (b)
.................. 68,217 313,116
Hanesbrands, Inc.
(a)
................... 3,129,378 18,056,511
Kontoor Brands, Inc. ................... 488,097 31,301,661
Oxford Industries, Inc. ................. 90,988 5,338,266
Rocky Brands, Inc. .................... 22,607 392,683
Steven Madden Ltd. ................... 630,880 16,806,643
Superior Group of Cos., Inc. ............. 18,056 197,533
Wolverine World Wide, Inc. .............. 703,980 9,792,362
82,198,775
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
............... 170,811 466,314
Turning Point Brands, Inc. ............... 129,974 7,725,655
8,191,969
Trading Companies & Distributors — 3.6%
Alta Equipment Group, Inc. , Class A ........ 232,735 1,091,527
Applied Industrial Technologies, Inc. ........ 340,707 76,774,915
Beacon Roofing Supply, Inc.
(a)
............ 512,266 63,367,304
Boise Cascade Co. ................... 162,845 15,973,466
Custom Truck One Source, Inc.
(a) (b)
......... 285,713 1,205,709
Distribution Solutions Group, Inc.
(a) (b)
........ 79,269 2,219,532
DXP Enterprises, Inc.
(a)
................. 9,006 740,834
EVI Industries, Inc. .................... 37,041 621,548
FTAI Aviation Ltd. ..................... 898,305 99,738,800
Global Industrial Co. ................... 122,944 2,753,946
GMS, Inc.
(a) (b)
........................ 310,638 22,729,382
H&E Equipment Services, Inc. ............ 262,466 24,879,152
Herc Holdings, Inc. .................... 249,113 33,448,403
Hudson Technologies, Inc.
(a)
............. 48,487 299,165
Karat Packaging, Inc. .................. 60,194 1,599,957
McGrath RentCorp .................... 215,531 24,010,153
Transcat, Inc.
(a) (b)
..................... 80,830 6,017,793
Xometry, Inc. , Class A
(a) (b)
............... 385,797 9,614,061
387,085,647
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 94,701 1,232,060
Water Utilities — 0.2%
American States Water Co. .............. 189,770 14,931,104
Cadiz, Inc.
(a) (b)
....................... 376,223 1,102,333
California Water Service Group ........... 137,936 6,684,379
Consolidated Water Co. Ltd. ............. 31,295 766,414
Global Water Resources, Inc. ............. 103,336 1,065,394
Middlesex Water Co. .................. 19,036 1,220,208
York Water Co. (The) .................. 18,201 631,211
26,401,043

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Growth ETF
32
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a) (b)
....................... 249,919 $ 2,154,302
Total Common Stocks — 99 .7%
(Cost: $ 11,256,762,152 ) ............................ 10,720,482,831
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ............. 105,692 49,675
Contra Chinook Therape, CVR ........... 137,855 117,177
Inhibrx, Inc., CVR .................... 193,298 218,427
Oncternal Therapeutics, Inc., CVR
(b)
........ 6,020 6,170
391,449
Total Rights — 0.0%
(Cost: $ 191,265 ) ................................. 391,449
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 3,797 9,663
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 9,663
Total Long-Term Investments — 99.7%
(Cost: $ 11,256,953,417 ) ............................ 10,720,883,943
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 14.6%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(h)
................... 1,541,392,503 $ 1,542,163,199
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 24,128,144 24,128,144
Total Short-Term Securities — 14 .6%
(Cost: $ 1,565,296,536 ) ............................ 1,566,291,343
Total Investments — 114 .3%
(Cost: $ 12,822,249,953 ) ............................ 12,287,175,286
Liabilities in Excess of Other Assets — (14.3) % ............ (1,540,672,180)
Net Assets — 100.0% ...............................
$ 10,746,503,106
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $19,124, representing less than 0.05% of its net assets as of period end, and an original cost of $809,653.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,749,782,858 $ — $ (207,603,702)
(a)
$ (10,496) $ (5,461) $ 1,542,163,199 1,541,392,503 $ 17,291,957
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 48,768,473 — (24,640,329)
(a)
— — 24,128,144 24,128,144 1,286,662 —
$ (10,496) $ (5,461) $ 1,566,291,343 $ 18,578,619 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
33
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 215 06/20/25 $ 21,791 $ (113,881)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 113,881 $ — $ — $ — $ 113,881
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (6,572,865) $ — $ — $ — $ (6,572,865)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (1,207,379) $ — $ — $ — $ (1,207,379)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 46,476,034

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Growth ETF
34
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,720,463,707 $ 19,124 $ — $ 10,720,482,831
Rights ................................................ — — 391,449 391,449
Warrants .............................................. — 9,663 — 9,663
Short-Term Securities
Money Market Funds ...................................... 1,566,291,343 — — 1,566,291,343
$ 12,286,755,050 $ 28,787 $ 391,449 $ 12,287,175,286
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (113,881) $ — $ — $ (113,881)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.
(a)
........................ 257,531 $ 14,419,161
AerSale Corp.
(a)
...................... 300,802 2,253,007
Archer Aviation, Inc. , Class A
(a) (b)
........... 162,718 1,156,925
Astronics Corp.
(a) (b)
.................... 265,720 6,422,452
Ducommun, Inc.
(a)
.................... 126,138 7,319,788
Intuitive Machines, Inc. , Class A
(a) (b)
......... 363,974 2,711,606
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 756,153 22,450,183
Mercury Systems, Inc.
(a)
................ 479,626 20,667,084
National Presto Industries, Inc. ............ 46,638 4,099,947
Park Aerospace Corp. .................. 95,441 1,283,681
Redwire Corp.
(a) (b)
..................... 153,495 1,272,474
Triumph Group, Inc.
(a) (b)
................. 678,652 17,197,042
V2X, Inc.
(a) (b)
........................ 152,395 7,474,975
Virgin Galactic Holdings, Inc.
(a) (b)
........... 220,870 669,236
109,397,561
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
........ 472,163 10,595,338
Forward Air Corp.
(a)
................... 230,863 4,638,038
Hub Group, Inc. , Class A ................ 553,542 20,575,156
Radiant Logistics, Inc.
(a)
................ 325,400 2,001,210
37,809,742
Automobile Components — 0.8%
Adient plc
(a)
......................... 766,201 9,853,345
American Axle & Manufacturing Holdings, Inc.
(a)
1,069,621 4,353,357
Cooper-Standard Holdings, Inc.
(a)
.......... 153,940 2,358,361
Dana, Inc. .......................... 1,206,597 16,083,938
Fox Factory Holding Corp.
(a)
.............. 388,001 9,055,943
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 2,632,571 24,324,956
Holley, Inc.
(a)
........................ 192,943 495,864
Luminar Technologies, Inc. , Class A
(a) (b)
...... 26,187 141,148
Phinia, Inc. ......................... 386,724 16,408,699
Solid Power, Inc. , Class A
(a) (b)
............. 1,412,568 1,483,196
Standard Motor Products, Inc. ............ 192,421 4,797,056
Stoneridge, Inc.
(a)
..................... 262,791 1,206,211
90,562,074
Automobiles — 0.1%
Winnebago Industries, Inc. .............. 254,150 8,758,009
Banks — 20.5%
1st Source Corp. ..................... 168,291 10,065,485
ACNB Corp. ........................ 74,943 3,084,654
Amalgamated Financial Corp. ............ 166,560 4,788,600
Amerant Bancorp, Inc. , Class A ........... 340,031 7,018,240
Ameris Bancorp ...................... 606,446 34,913,096
Ames National Corp. .................. 84,686 1,483,699
Arrow Financial Corp. .................. 150,421 3,954,568
Associated Banc-Corp. ................. 1,501,540 33,829,696
Atlantic Union Bankshares Corp. .......... 819,306 25,513,189
Axos Financial, Inc.
(a) (b)
................. 447,585 28,878,184
Banc of California, Inc. ................. 1,245,162 17,668,849
BancFirst Corp. ...................... 160,209 17,602,163
Bancorp, Inc. (The)
(a) (b)
................. 22,131 1,169,402
Bank First Corp. ..................... 88,869 8,952,663
Bank of Hawaii Corp. .................. 358,865 24,750,919
Bank of Marin Bancorp ................. 147,768 3,261,240
Bank of NT Butterfield & Son Ltd. (The) ...... 406,717 15,829,426
Bank7 Corp. ........................ 34,806 1,348,384
BankUnited, Inc. ..................... 689,318 23,740,112
Bankwell Financial Group, Inc. ............ 61,243 1,848,314
Banner Corp. ....................... 314,851 20,078,048
Bar Harbor Bankshares ................ 139,105 4,103,597
BayCom Corp. ...................... 100,139 2,520,499
Security
Shares
Shares Value
Banks (continued)
BCB Bancorp, Inc. .................... 153,201 $ 1,510,562
Berkshire Hills Bancorp, Inc. ............. 394,598 10,295,062
Blue Foundry Bancorp
(a) (b)
............... 189,246 1,741,063
Bridgewater Bancshares, Inc.
(a)
........... 186,519 2,590,749
Brookline Bancorp, Inc. ................. 803,334 8,756,341
Burke & Herbert Financial Services Corp. .... 123,982 6,956,630
Business First Bancshares, Inc. ........... 221,774 5,400,197
Byline Bancorp, Inc. ................... 291,272 7,619,675
Cadence Bank ...................... 1,592,456 48,346,964
California Bancorp
(a)
................... 225,377 3,229,652
Camden National Corp. ................ 153,409 6,208,462
Capital Bancorp, Inc. .................. 86,630 2,454,228
Capital City Bank Group, Inc. ............. 130,650 4,698,174
Capitol Federal Financial, Inc. ............ 1,137,288 6,368,813
Carter Bankshares, Inc.
(a)
............... 211,510 3,422,232
Cathay General Bancorp ................ 617,458 26,569,218
Central Pacific Financial Corp. ............ 237,117 6,411,644
Chemung Financial Corp. ............... 29,040 1,381,433
ChoiceOne Financial Services, Inc. ......... 76,697 2,206,573
Citizens & Northern Corp. ............... 138,372 2,784,045
Citizens Financial Services, Inc. ........... 39,401 2,287,228
City Holding Co. ..................... 122,421 14,380,795
Civista Bancshares, Inc. ................ 147,311 2,878,457
CNB Financial Corp. ................... 190,317 4,234,553
Coastal Financial Corp.
(a) (b)
.............. 7,108 642,634
Colony Bankcorp, Inc. ................. 155,511 2,511,503
Columbia Financial, Inc.
(a) (b)
.............. 234,207 3,513,105
Community Financial System, Inc. ......... 480,815 27,339,141
Community Trust Bancorp, Inc. ........... 141,786 7,140,343
Community West Bancshares ............ 156,914 2,899,771
ConnectOne Bancorp, Inc. .............. 334,870 8,140,690
Customers Bancorp, Inc.
(a) (b)
............. 271,485 13,628,547
CVB Financial Corp. ................... 1,214,594 22,421,405
Dime Community Bancshares, Inc. ......... 364,040 10,149,435
Eagle Bancorp, Inc. ................... 268,200 5,632,200
Eastern Bankshares, Inc. ............... 1,773,932 29,092,485
Enterprise Bancorp, Inc. ................ 92,478 3,600,169
Enterprise Financial Services Corp. ........ 334,390 17,970,119
Equity Bancshares, Inc. , Class A .......... 149,575 5,893,255
Esquire Financial Holdings, Inc. ........... 10,194 768,424
ESSA Bancorp, Inc. ................... 82,243 1,550,281
Farmers & Merchants Bancorp, Inc. ........ 119,464 2,856,384
Farmers National Banc Corp. ............. 345,817 4,512,912
FB Financial Corp. .................... 326,254 15,125,135
Fidelity D&D Bancorp, Inc. ............... 44,775 1,863,088
Financial Institutions, Inc. ............... 175,294 4,375,338
First Bancorp ....................... 1,709,816 40,479,097
First Bancorp, Inc. (The) ................ 99,908 2,469,726
First Bancshares, Inc. (The) .............. 279,046 9,434,545
First Bank .......................... 203,485 3,013,613
First Busey Corp. ..................... 764,334 16,509,614
First Business Financial Services, Inc. ....... 69,900 3,295,785
First Commonwealth Financial Corp. ........ 926,677 14,400,561
First Community Bankshares, Inc. ......... 157,555 5,938,248
First Financial Bancorp ................. 875,020 21,858,000
First Financial Corp. ................... 105,434 5,164,157
First Financial Northwest, Inc. ............ 64,379 1,458,828
First Foundation, Inc. .................. 428,062 2,221,642
First Internet Bancorp .................. 49,090 1,314,630
First Interstate BancSystem, Inc. , Class A .... 728,950 20,884,417
First Merchants Corp. .................. 539,435 21,814,751
First Mid Bancshares, Inc. ............... 209,833 7,323,172
First of Long Island Corp. (The) ........... 195,979 2,420,341
First Western Financial, Inc.
(a)
............ 54,920 1,079,178
Five Star Bancorp .................... 153,944 4,279,643

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Flagstar Financial, Inc. ................. 2,333,924 $ 27,120,197
Flushing Financial Corp. ................ 282,608 3,589,122
FS Bancorp, Inc. ..................... 65,040 2,472,170
Fulton Financial Corp. .................. 1,627,451 29,440,589
FVCBankcorp, Inc.
(a) (b)
................. 151,774 1,604,251
German American Bancorp, Inc. ........... 261,437 9,803,887
Glacier Bancorp, Inc. .................. 1,048,412 46,360,779
Great Southern Bancorp, Inc. ............. 79,415 4,397,209
Guaranty Bancshares, Inc. .............. 74,226 2,971,267
Hancock Whitney Corp. ................ 794,993 41,697,383
Hanmi Financial Corp. ................. 269,582 6,108,728
HarborOne Bancorp, Inc. ............... 353,827 3,669,186
HBT Financial, Inc. .................... 117,403 2,631,001
Heritage Commerce Corp. ............... 537,822 5,120,065
Heritage Financial Corp. ................ 307,662 7,485,416
Hilltop Holdings, Inc. ................... 426,603 12,990,061
Hingham Institution for Savings (The)
(b)
...... 14,499 3,447,862
Home Bancorp, Inc. ................... 64,522 2,890,586
Home BancShares, Inc. ................ 1,707,034 48,257,851
HomeStreet, Inc.
(a)
.................... 171,765 2,016,521
HomeTrust Bancshares, Inc. ............. 138,405 4,744,523
Hope Bancorp, Inc. ................... 1,058,148 11,078,810
Horizon Bancorp, Inc. .................. 405,876 6,120,610
Independent Bank Corp. ................ 575,180 30,133,376
International Bancshares Corp. ........... 499,334 31,488,002
Investar Holding Corp. ................. 90,953 1,601,682
John Marshall Bancorp, Inc. ............. 115,001 1,899,816
Kearny Financial Corp. ................. 498,222 3,118,870
Lakeland Financial Corp. ................ 211,993 12,600,864
LCNB Corp. ........................ 115,245 1,704,474
LINKBANCORP, Inc. .................. 190,925 1,294,471
Live Oak Bancshares, Inc. ............... 44,795 1,194,235
Mercantile Bank Corp. ................. 146,168 6,349,538
Metrocity Bankshares, Inc. .............. 155,701 4,292,677
Metropolitan Bank Holding Corp.
(a)
......... 99,345 5,562,327
Mid Penn Bancorp, Inc. ................. 160,085 4,147,802
Middlefield Banc Corp. ................. 67,945 1,899,063
Midland States Bancorp, Inc. ............. 188,463 3,226,487
MidWestOne Financial Group, Inc. ......... 172,409 5,105,030
MVB Financial Corp. .................. 106,221 1,839,748
National Bank Holdings Corp. , Class A ...... 337,217 12,905,295
National Bankshares, Inc. ............... 55,943 1,489,762
NB Bancorp, Inc.
(a) (b)
................... 361,202 6,526,920
NBT Bancorp, Inc. .................... 423,055 18,149,059
Nicolet Bankshares, Inc. ................ 96,509 10,515,621
Northeast Bank ...................... 65,026 5,952,480
Northeast Community Bancorp, Inc. ........ 118,716 2,782,703
Northfield Bancorp, Inc. ................ 351,779 3,837,909
Northrim Bancorp, Inc. ................. 49,953 3,657,559
Northwest Bancshares, Inc. .............. 1,165,023 14,003,576
Norwood Financial Corp. ................ 76,266 1,843,349
Oak Valley Bancorp ................... 63,463 1,584,036
OceanFirst Financial Corp. .............. 528,000 8,981,280
OFG Bancorp ....................... 414,624 16,593,252
Old National Bancorp .................. 2,882,597 61,082,230
Old Second Bancorp, Inc. ............... 404,615 6,732,794
Orange County Bancorp, Inc. ............. 95,798 2,240,715
Origin Bancorp, Inc. ................... 269,870 9,356,393
Orrstown Financial Services, Inc. .......... 168,717 5,063,197
Pacific Premier Bancorp, Inc. ............. 875,924 18,674,700
Park National Corp. ................... 132,385 20,043,089
Parke Bancorp, Inc. ................... 105,194 1,981,855
Pathward Financial, Inc.
(b)
............... 160,540 11,711,393
PCB Bancorp ....................... 106,607 1,994,617
Peapack-Gladstone Financial Corp. ........ 155,101 4,404,868
Security
Shares
Shares Value
Banks (continued)
Peoples Bancorp of North Carolina, Inc. ..... 41,289 $ 1,124,712
Peoples Bancorp, Inc. ................. 316,423 9,385,106
Peoples Financial Services Corp. .......... 64,381 2,863,023
Pioneer Bancorp, Inc.
(a)
................. 110,917 1,298,838
Plumas Bancorp ..................... 50,090 2,167,394
Ponce Financial Group, Inc.
(a)
............ 179,587 2,275,367
Preferred Bank ...................... 89,774 7,510,493
Primis Financial Corp. .................. 203,389 1,987,111
Princeton Bancorp, Inc. ................. 48,555 1,483,355
Provident Bancorp, Inc.
(a)
............... 141,367 1,622,893
Provident Financial Services, Inc. .......... 1,115,242 19,148,705
QCR Holdings, Inc. ................... 150,262 10,716,686
RBB Bancorp ....................... 149,239 2,462,443
Red River Bancshares, Inc. .............. 44,533 2,300,129
Renasant Corp. ...................... 575,541 19,528,106
Republic Bancorp, Inc. , Class A ........... 77,669 4,956,836
S&T Bancorp, Inc. .................... 348,793 12,922,781
Sandy Spring Bancorp, Inc. .............. 402,831 11,259,126
Seacoast Banking Corp. of Florida ......... 771,714 19,856,201
ServisFirst Bancshares, Inc.
(b)
............ 335,519 27,713,869
Shore Bancshares, Inc. ................. 243,305 3,294,350
Sierra Bancorp ...................... 122,817 3,424,138
Simmons First National Corp. , Class A ...... 1,138,978 23,383,218
SmartFinancial, Inc. ................... 151,004 4,693,204
South Plains Financial, Inc. .............. 107,890 3,573,317
Southern First Bancshares, Inc.
(a)
.......... 73,541 2,420,970
Southern Missouri Bancorp, Inc. ........... 88,046 4,580,153
Southern States Bancshares, Inc. .......... 76,940 2,750,605
Southside Bancshares, Inc. .............. 258,990 7,500,350
SouthState Corp. ..................... 895,983 83,165,141
Stellar Bancorp, Inc. ................... 447,716 12,383,825
Sterling Bancorp, Inc.
(a) (b) (c)
............... 207,134 1,002,529
Stock Yards Bancorp, Inc. ............... 234,350 16,184,211
Texas Capital Bancshares, Inc.
(a)
.......... 424,799 31,732,485
Third Coast Bancshares, Inc.
(a) (b)
........... 106,109 3,540,857
Timberland Bancorp, Inc. ............... 71,291 2,149,424
Tompkins Financial Corp. ............... 117,922 7,426,728
Towne Bank ........................ 650,094 22,226,714
TriCo Bancshares .................... 290,605 11,615,482
Triumph Financial, Inc.
(a) (b)
............... 16,537 955,839
TrustCo Bank Corp. ................... 168,237 5,127,864
Trustmark Corp. ..................... 562,097 19,386,726
UMB Financial Corp. .................. 624,593 63,146,352
United Bankshares, Inc. ................ 1,215,575 42,143,985
United Community Banks, Inc. ............ 1,099,184 30,920,046
Unity Bancorp, Inc. .................... 67,199 2,734,999
Univest Financial Corp. ................. 269,551 7,644,466
USCB Financial Holdings, Inc. , Class A ...... 75,863 1,408,017
Valley National Bancorp ................ 4,341,290 38,594,068
Veritex Holdings, Inc. .................. 482,582 12,050,073
Virginia National Bankshares Corp. ......... 44,237 1,596,071
WaFd, Inc. ......................... 696,886 19,917,002
Washington Trust Bancorp, Inc. ........... 175,406 5,413,029
WesBanco, Inc. ...................... 793,913 24,579,546
West Bancorp, Inc. .................... 153,399 3,058,776
Westamerica Bancorp ................. 234,484 11,871,925
WSFS Financial Corp. ................. 544,557 28,246,172
2,240,133,108
Beverages — 0.5%
Primo Brands Corp. , Class A
(b)
............ 1,603,590 56,911,409
Biotechnology — 3.6%
(a)
2seventy bio, Inc.
(b)
................... 442,879 2,187,822
4D Molecular Therapeutics, Inc. ........... 161,061 520,227

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
89bio, Inc. ......................... 1,025,143 $ 7,452,790
Absci Corp.
(b)
....................... 202,086 507,236
ACELYRIN, Inc.
(b)
..................... 676,035 1,669,806
Achieve Life Sciences, Inc. .............. 117,997 315,052
Acrivon Therapeutics, Inc.
(b)
.............. 111,096 225,525
Acumen Pharmaceuticals, Inc.
(b)
........... 371,491 408,640
ADC Therapeutics SA
(b)
................ 292,046 411,785
Adverum Biotechnologies, Inc. ............ 185,447 810,403
Agenus, Inc.
(b)
....................... 160,235 241,154
Agios Pharmaceuticals, Inc.
(b)
............ 522,109 15,297,794
Akebia Therapeutics, Inc. ............... 1,766,863 3,392,377
Akero Therapeutics, Inc. ................ 568,214 23,001,303
Aldeyra Therapeutics, Inc.
(b)
.............. 420,284 2,416,633
Allogene Therapeutics, Inc.
(b)
............. 1,168,219 1,705,600
Altimmune, Inc.
(b)
..................... 304,068 1,520,340
Anavex Life Sciences Corp.
(b)
............. 506,432 4,345,187
Anika Therapeutics, Inc. ................ 90,484 1,359,975
Annexon, Inc. ....................... 899,698 1,736,417
Applied Therapeutics, Inc.
(b)
.............. 344,526 168,439
Arbutus Biopharma Corp.
(b)
.............. 81,101 283,042
Arcturus Therapeutics Holdings, Inc.
(b)
....... 24,512 259,582
ArriVent Biopharma, Inc.
(b)
............... 100,614 1,860,353
Artiva Biotherapeutics, Inc.
(b)
............. 79,405 238,215
Astria Therapeutics, Inc. ................ 64,280 343,255
Atossa Therapeutics, Inc.
(b)
.............. 1,025,635 690,150
Aura Biosciences, Inc.
(b)
................ 433,909 2,542,707
Aurinia Pharmaceuticals, Inc. ............. 328,857 2,644,010
Beam Therapeutics, Inc.
(b)
............... 844,949 16,501,854
Bicara Therapeutics, Inc.
(b)
.............. 74,668 972,924
Black Diamond Therapeutics, Inc.
(b)
........ 112,350 174,142
Bluebird Bio, Inc.
(b)
.................... 88,635 432,539
Boundless Bio, Inc. ................... 27,021 40,802
Bridgebio Pharma, Inc.
(b)
................ 490,053 16,941,132
C4 Therapeutics, Inc.
(b)
................. 572,017 915,227
Cabaletta Bio, Inc.
(b)
................... 304,101 421,180
CAMP4 Therapeutics Corp.
(b)
............. 24,281 97,124
Capricor Therapeutics, Inc.
(b)
............. 53,492 507,639
Cardiff Oncology, Inc.
(b)
................. 328,918 1,032,803
CareDx, Inc.
(b)
....................... 361,739 6,420,867
Cargo Therapeutics, Inc.
(b)
............... 280,929 1,143,381
Caribou Biosciences, Inc.
(b)
.............. 777,126 709,594
Celcuity, Inc. ........................ 15,218 153,854
Celldex Therapeutics, Inc.
(b)
.............. 108,971 1,977,824
Century Therapeutics, Inc.
(b)
............. 402,654 191,663
CG oncology, Inc.
(b)
................... 195,337 4,783,803
Cibus, Inc. , Class A
(b)
.................. 170,187 318,250
Climb Bio, Inc.
(b)
...................... 248,235 302,847
Cogent Biosciences, Inc.
(b)
............... 62,812 376,244
Coherus Biosciences, Inc.
(b)
.............. 735,549 593,588
Compass Therapeutics, Inc.
(b)
............ 944,881 1,795,274
Corbus Pharmaceuticals Holdings, Inc.
(b)
..... 45,667 242,492
Cullinan Therapeutics, Inc. .............. 54,161 409,999
Cytokinetics, Inc. ..................... 953,067 38,303,763
Day One Biopharmaceuticals, Inc. ......... 51,062 404,922
Denali Therapeutics, Inc. ................ 491,456 6,681,344
Design Therapeutics, Inc. ............... 281,539 1,086,741
Dianthus Therapeutics, Inc.
(b)
............. 203,717 3,695,426
Disc Medicine, Inc.
(b)
................... 186,072 9,236,614
Dynavax Technologies Corp. ............. 237,581 3,081,426
Editas Medicine, Inc.
(b)
................. 778,737 903,335
Elevation Oncology, Inc.
(b)
............... 186,271 48,263
Enanta Pharmaceuticals, Inc. ............. 181,379 1,001,212
Entrada Therapeutics, Inc.
(b)
............. 230,543 2,084,109
Erasca, Inc.
(b)
....................... 1,666,891 2,283,641
Fate Therapeutics, Inc. ................. 909,941 718,944
Security
Shares
Shares Value
Biotechnology (continued)
Fennec Pharmaceuticals, Inc.
(b)
........... 159,350 $ 970,441
Foghorn Therapeutics, Inc.
(b)
............. 86,476 315,637
Galectin Therapeutics, Inc.
(b)
............. 71,126 86,774
Generation Bio Co. ................... 449,951 182,230
Geron Corp.
(b)
....................... 1,641,748 2,610,379
Gyre Therapeutics, Inc.
(b)
............... 63,325 488,869
Heron Therapeutics, Inc.
(b)
............... 965,301 2,123,662
HilleVax, Inc.
(b)
....................... 225,862 327,500
IGM Biosciences, Inc.
(b)
................. 11,152 12,825
ImmunityBio, Inc.
(b)
.................... 314,619 947,003
Inhibrx Biosciences, Inc.
(b)
............... 46,945 656,761
Inovio Pharmaceuticals, Inc.
(b)
............ 331,134 539,748
Inozyme Pharma, Inc.
(b)
................ 466,261 424,297
Intellia Therapeutics, Inc.
(b)
.............. 937,881 6,668,334
Invivyd, Inc.
(b)
....................... 764,472 462,735
Ironwood Pharmaceuticals, Inc. , Class A ..... 842,906 1,239,072
iTeos Therapeutics, Inc. ................ 246,224 1,469,957
Kodiak Sciences, Inc. .................. 293,946 824,519
Korro Bio, Inc.
(b)
...................... 40,746 709,388
Kyverna Therapeutics, Inc.
(b)
............. 90,632 174,920
LENZ Therapeutics, Inc.
(b)
............... 114,630 2,947,137
Lexeo Therapeutics, Inc.
(b)
............... 13,521 46,918
Lexicon Pharmaceuticals, Inc.
(b)
........... 650,961 299,963
Lyell Immunopharma, Inc.
(b)
.............. 1,494,217 803,889
MacroGenics, Inc. .................... 96,417 122,450
MannKind Corp. ..................... 575,027 2,892,386
MeiraGTx Holdings plc ................. 135,710 920,114
Mersana Therapeutics, Inc.
(b)
............. 500,864 172,397
Metagenomi, Inc.
(b)
.................... 82,118 111,680
Metsera, Inc. ........................ 61,631 1,677,596
MiMedx Group, Inc. ................... 570,925 4,339,030
Mineralys Therapeutics, Inc.
(b)
............ 203,090 3,225,069
Monte Rosa Therapeutics, Inc.
(b)
........... 389,413 1,806,876
Myriad Genetics, Inc. .................. 828,031 7,344,635
Neurogene, Inc.
(b)
..................... 44,217 517,781
Nkarta, Inc.
(b)
........................ 504,937 929,084
Novavax, Inc.
(b)
...................... 318,267 2,040,091
Nurix Therapeutics, Inc. ................ 213,611 2,537,699
Olema Pharmaceuticals, Inc.
(b)
............ 293,839 1,104,835
Organogenesis Holdings, Inc. , Class A
(b)
..... 561,912 2,427,460
ORIC Pharmaceuticals, Inc.
(b)
............ 431,633 2,408,512
Outlook Therapeutics, Inc.
(b)
.............. 54,752 66,797
PepGen, Inc. ........................ 19,523 27,430
Perspective Therapeutics, Inc. ............ 94,969 202,284
Precigen, Inc.
(b)
...................... 1,140,043 1,698,664
Prelude Therapeutics, Inc. ............... 124,632 95,717
ProKidney Corp. , Class A
(b)
.............. 195,151 170,991
Prothena Corp. plc
(b)
................... 159,959 1,979,493
PTC Therapeutics, Inc. ................. 168,759 8,599,959
Puma Biotechnology, Inc. ............... 227,566 673,595
Pyxis Oncology, Inc.
(b)
.................. 473,721 464,199
Q32 Bio, Inc.
(b)
....................... 55,766 92,014
RAPT Therapeutics, Inc.
(b)
............... 272,703 332,698
REGENXBIO, Inc.
(b)
................... 417,880 2,987,842
Regulus Therapeutics, Inc.
(b)
............. 420,494 735,864
Relay Therapeutics, Inc. ................ 1,135,316 2,974,528
Renovaro, Inc.
(b)
..................... 358,099 194,519
Replimune Group, Inc. ................. 627,983 6,122,834
Revolution Medicines, Inc.
(b)
.............. 542,882 19,196,308
Rigel Pharmaceuticals, Inc. .............. 37,250 670,127
Sage Therapeutics, Inc. ................ 506,301 4,025,093
Savara, Inc.
(b)
....................... 220,548 610,918
Scholar Rock Holding Corp.
(b)
............ 70,589 2,269,436
Shattuck Labs, Inc.
(b)
.................. 122,069 115,978
Skye Bioscience, Inc.
(b)
................. 131,723 209,440

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Solid Biosciences, Inc. ................. 204,072 $ 755,066
Spyre Therapeutics, Inc.
(b)
............... 332,342 5,362,338
Summit Therapeutics, Inc.
(b)
.............. 44,217 852,946
Sutro Biopharma, Inc.
(b)
................. 742,412 483,013
Tenaya Therapeutics, Inc.
(b)
.............. 361,074 205,848
Tevogen Bio Holdings, Inc.
(b)
............. 112,096 121,064
Tourmaline Bio, Inc.
(b)
.................. 209,949 3,193,324
Travere Therapeutics, Inc.
(b)
.............. 770,613 13,809,385
TScan Therapeutics, Inc. ............... 122,617 169,211
Upstream Bio, Inc.
(b)
................... 67,195 411,233
UroGen Pharma Ltd.
(b)
................. 78,926 872,922
Vanda Pharmaceuticals, Inc. ............. 512,839 2,353,931
Veracyte, Inc. ....................... 713,643 21,159,515
Verve Therapeutics, Inc.
(b)
............... 663,142 3,030,559
Vir Biotechnology, Inc. ................. 827,694 5,363,457
Viridian Therapeutics, Inc.
(b)
.............. 176,572 2,380,191
Voyager Therapeutics, Inc.
(b)
............. 435,297 1,471,304
Werewolf Therapeutics, Inc. .............. 203,873 198,205
XBiotech, Inc.
(b)
...................... 200,281 648,910
Xencor, Inc. ........................ 336,685 3,582,328
XOMA Royalty Corp. .................. 28,014 558,319
Zenas Biopharma, Inc.
(b)
................ 58,791 464,449
Zentalis Pharmaceuticals, Inc.
(b)
........... 517,962 823,560
Zymeworks, Inc.
(b)
.................... 498,298 5,934,729
394,175,793
Broadline Retail — 0.0%
(a)
1stdibs.com, Inc. ..................... 161,102 489,750
Groupon, Inc.
(b)
...................... 105,276 1,976,031
2,465,781
Building Products — 1.0%
American Woodmark Corp.
(a)
............. 129,648 7,627,192
Apogee Enterprises, Inc. ................ 136,665 6,331,689
AZZ, Inc. .......................... 46,168 3,860,107
Caesarstone Ltd.
(a) (b)
................... 171,766 417,391
Gibraltar Industries, Inc.
(a)
............... 147,361 8,644,196
Insteel Industries, Inc. .................. 90,774 2,387,356
JELD-WEN Holding, Inc.
(a) (b)
.............. 503,191 3,004,050
Masterbrand, Inc.
(a)
................... 1,166,782 15,238,173
Quanex Building Products Corp.
(b)
......... 432,712 8,044,116
Resideo Technologies, Inc.
(a)
............. 1,349,754 23,890,646
UFP Industries, Inc. ................... 238,012 25,476,805
Zurn Elkay Water Solutions Corp. .......... 69,944 2,306,753
107,228,474
Capital Markets — 0.7%
AlTi Global, Inc. , Class A
(a) (b)
............. 321,076 976,071
BGC Group, Inc. , Class A ............... 3,076,241 28,209,130
Diamond Hill Investment Group, Inc. ........ 4,208 601,071
DigitalBridge Group, Inc. , Class A .......... 1,083,568 9,557,070
Donnelley Financial Solutions, Inc.
(a)
........ 91,541 4,001,257
Forge Global Holdings, Inc.
(a) (b)
............ 1,072,654 602,832
GCM Grosvenor, Inc. , Class A ............ 66,379 878,194
MarketWise, Inc. , Class A ............... 392,205 193,592
P10, Inc. , Class A .................... 52,604 618,097
Silvercrest Asset Management Group, Inc. , Class
A ............................. 88,424 1,446,617
StoneX Group, Inc.
(a) (b)
................. 363,000 27,725,940
Virtus Investment Partners, Inc. ........... 10,643 1,834,427
76,644,298
Chemicals — 1.4%
AdvanSix, Inc. ....................... 236,256 5,351,198
American Vanguard Corp. ............... 224,370 987,228
Arq, Inc.
(a) (b)
......................... 222,798 929,068
Security
Shares
Shares Value
Chemicals (continued)
Aspen Aerogels, Inc.
(a) (b)
................ 448,052 $ 2,863,052
Avient Corp. ........................ 827,460 30,748,414
Core Molding Technologies, Inc.
(a)
.......... 67,845 1,031,244
Ecovyst, Inc.
(a) (b)
...................... 1,070,467 6,636,895
HB Fuller Co. ....................... 361,515 20,288,222
Innospec, Inc. ....................... 34,060 3,227,185
Intrepid Potash, Inc.
(a) (b)
................. 99,812 2,933,475
Koppers Holdings, Inc. ................. 178,509 4,998,252
Kronos Worldwide, Inc. ................. 203,207 1,519,988
LSB Industries, Inc.
(a) (b)
................. 485,018 3,196,269
Mativ Holdings, Inc. ................... 487,917 3,039,723
Minerals Technologies, Inc. .............. 292,784 18,612,279
Perimeter Solutions, Inc.
(a)
............... 1,230,858 12,394,740
PureCycle Technologies, Inc.
(a) (b)
........... 925,073 6,401,505
Rayonier Advanced Materials, Inc.
(a)
........ 600,804 3,454,623
Sensient Technologies Corp. ............. 19,250 1,432,777
Stepan Co. ......................... 177,294 9,758,262
Tronox Holdings plc ................... 1,093,119 7,695,558
Valhi, Inc. .......................... 24,372 396,045
147,896,002
Commercial Services & Supplies — 2.1%
ABM Industries, Inc. ................... 569,271 26,960,674
ACCO Brands Corp. ................... 831,677 3,484,727
Bridger Aerospace Group Holdings, Inc.
(a) (b)
... 88,240 99,711
BrightView Holdings, Inc.
(a) (b)
............. 547,459 7,029,374
Cimpress plc
(a) (b)
..................... 49,562 2,241,689
CompX International, Inc. ............... 4,456 92,328
CoreCivic, Inc.
(a)
..................... 1,002,874 20,348,313
Deluxe Corp. ........................ 405,022 6,403,398
Ennis, Inc. ......................... 232,952 4,680,006
Enviri Corp.
(a) (b)
...................... 719,054 4,781,709
GEO Group, Inc. (The)
(a)
................ 1,172,543 34,249,981
Healthcare Services Group, Inc.
(a)
.......... 682,282 6,877,402
HNI Corp. .......................... 231,075 10,248,176
Interface, Inc. ....................... 477,590 9,475,386
Matthews International Corp. , Class A ....... 273,320 6,078,637
MillerKnoll, Inc. ...................... 623,747 11,938,518
NL Industries, Inc. .................... 70,880 559,952
OPENLANE, Inc.
(a) (b)
................... 970,492 18,711,086
Pitney Bowes, Inc. .................... 769,990 6,968,409
Quad/Graphics, Inc. , Class A ............. 115,728 630,718
Steelcase, Inc. , Class A ................ 856,399 9,386,133
UniFirst Corp. ....................... 138,678 24,129,972
Virco Mfg. Corp.
(b)
.................... 96,519 913,070
VSE Corp.
(b)
........................ 136,723 16,405,393
232,694,762
Communications Equipment — 1.0%
(a)
ADTRAN Holdings, Inc. ................ 720,165 6,279,839
Applied Optoelectronics, Inc.
(b)
............ 394,480 6,055,268
Aviat Networks, Inc.
(b)
.................. 107,136 2,053,797
Calix, Inc. .......................... 144,405 5,117,713
Clearfield, Inc. ....................... 111,442 3,312,056
CommScope Holding Co., Inc. ............ 1,983,843 10,534,206
Digi International, Inc. .................. 329,870 9,180,282
Extreme Networks, Inc. ................. 558,017 7,382,565
NETGEAR, Inc.
(b)
..................... 255,407 6,247,255
NetScout Systems, Inc. ................. 639,346 13,432,660
Ribbon Communications, Inc. ............ 838,107 3,285,379
Viasat, Inc.
(b)
........................ 1,135,980 11,836,912
Viavi Solutions, Inc.
(b)
.................. 2,031,931 22,737,308
107,455,240

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering — 0.7%
Ameresco, Inc. , Class A
(a) (b)
.............. 202,529 $ 2,446,550
Arcosa, Inc. ........................ 446,107 34,403,772
Concrete Pumping Holdings, Inc. .......... 212,926 1,162,576
Fluor Corp.
(a)
........................ 131,062 4,694,641
Granite Construction, Inc. ............... 71,004 5,353,702
Great Lakes Dredge & Dock Corp.
(a)
........ 607,716 5,287,129
Matrix Service Co.
(a) (b)
.................. 241,028 2,995,978
Northwest Pipe Co.
(a) (b)
................. 74,576 3,079,989
Orion Group Holdings, Inc.
(a) (b)
............ 280,910 1,469,159
Primoris Services Corp. ................ 38,198 2,192,947
Southland Holdings, Inc.
(a) (b)
.............. 100,272 299,813
Tutor Perini Corp.
(a) (b)
.................. 399,984 9,271,629
72,657,885
Consumer Finance — 1.0%
Atlanticus Holdings Corp.
(a)
.............. 49,402 2,526,912
Bread Financial Holdings, Inc. ............ 403,728 20,218,698
Consumer Portfolio Services, Inc.
(a)
......... 78,797 683,170
Encore Capital Group, Inc.
(a)
............. 216,032 7,405,577
Enova International, Inc.
(a)
............... 235,823 22,771,069
Green Dot Corp. , Class A
(a)
.............. 449,263 3,791,780
LendingClub Corp.
(a)
................... 1,027,187 10,600,570
LendingTree, Inc.
(a)
.................... 7,531 378,583
Medallion Financial Corp. ............... 169,384 1,475,334
Navient Corp. ....................... 681,284 8,604,617
Nelnet, Inc. , Class A ................... 131,732 14,613,031
PRA Group, Inc.
(a)
.................... 361,384 7,451,738
PROG Holdings, Inc. .................. 316,002 8,405,653
Regional Management Corp. ............. 72,315 2,177,405
World Acceptance Corp.
(a) (b)
.............. 3,218 407,238
111,511,375
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) .................. 264,278 11,345,455
Guardian Pharmacy Services, Inc. , Class A
(a)
.. 49,340 1,048,968
HF Foods Group, Inc.
(a) (b)
................ 346,654 1,698,605
Ingles Markets, Inc. , Class A ............. 133,026 8,663,983
Natural Grocers by Vitamin Cottage, Inc. ..... 65,340 2,626,668
PriceSmart, Inc. ...................... 86,119 7,565,554
SpartanNash Co. ..................... 307,471 6,229,362
United Natural Foods, Inc.
(a)
.............. 541,785 14,839,491
Village Super Market, Inc. , Class A ......... 79,777 3,032,324
Weis Markets, Inc. .................... 150,873 11,624,765
68,675,175
Containers & Packaging — 0.4%
Greif, Inc. , Class A, NVS ................ 230,866 12,695,321
Greif, Inc. , Class B .................... 44,744 2,652,424
O-I Glass, Inc.
(a)
...................... 1,433,906 16,446,902
Pactiv Evergreen, Inc. ................. 327,415 5,896,744
Ranpak Holdings Corp. , Class A
(a) (b)
........ 394,523 2,138,315
TriMas Corp. ........................ 377,077 8,834,914
48,664,620
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............. 165,024 4,186,659
Weyco Group, Inc. .................... 52,169 1,590,111
5,776,770
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.
(a)
.......... 282,326 28,413,289
American Public Education, Inc.
(a) (b)
......... 131,513 2,935,370
Carriage Services, Inc. ................. 32,080 1,243,100
Chegg, Inc.
(a) (b)
...................... 968,808 619,262
European Wax Center, Inc. , Class A
(a) (b)
...... 21,306 84,159
Graham Holdings Co. , Class B ............ 29,239 28,094,585
KinderCare Learning Cos., Inc.
(a) (b)
......... 127,581 1,478,664
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Laureate Education, Inc.
(a)
............... 230,319 $ 4,710,024
Lincoln Educational Services Corp.
(a) (b)
....... 239,794 3,805,531
Mister Car Wash, Inc.
(a) (b)
................ 119,730 944,670
Perdoceo Education Corp. ............... 582,441 14,665,864
Strategic Education, Inc. ................ 203,845 17,114,826
104,109,344
Diversified REITs — 1.4%
Alexander & Baldwin, Inc. ............... 671,208 11,564,914
Alpine Income Property Trust, Inc. ......... 122,181 2,042,866
American Assets Trust, Inc. .............. 445,444 8,971,242
Armada Hoffler Properties, Inc. ........... 685,828 5,150,568
Broadstone Net Lease, Inc. .............. 1,728,145 29,447,591
CTO Realty Growth, Inc. ................ 272,066 5,253,595
Empire State Realty Trust, Inc. , Class A ...... 1,249,021 9,767,344
Essential Properties Realty Trust, Inc. ....... 1,607,333 52,463,349
Gladstone Commercial Corp. ............. 339,239 5,081,800
Global Net Lease, Inc. ................. 1,850,316 14,876,541
NexPoint Diversified Real Estate Trust ...... 325,239 1,245,666
One Liberty Properties, Inc. .............. 145,423 3,820,262
149,685,738
Diversified Telecommunication Services — 0.8%
Anterix, Inc.
(a)
....................... 9,417 344,662
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 1,227,230 27,907,210
ATN International, Inc. ................. 96,515 1,960,220
Bandwidth, Inc. , Class A
(a)
............... 28,067 367,678
Globalstar, Inc.
(a) (b)
.................... 71,352 1,488,403
IDT Corp. , Class B
(b)
................... 40,536 2,079,902
Liberty Latin America Ltd. , Class A
(a)
........ 288,135 1,823,895
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 1,177,240 7,310,660
Lumen Technologies, Inc.
(a) (b)
............. 9,272,712 36,349,031
Shenandoah Telecommunications Co. ....... 449,730 5,653,106
85,284,767
Electric Utilities — 1.6%
ALLETE, Inc. ....................... 535,379 35,174,400
Genie Energy Ltd. , Class B .............. 67,649 1,018,117
Hawaiian Electric Industries, Inc.
(a)
......... 1,592,685 17,439,901
MGE Energy, Inc. ..................... 193,206 17,960,430
Otter Tail Corp. ...................... 211,534 17,000,988
Portland General Electric Co. ............. 957,661 42,711,681
TXNM Energy, Inc. .................... 824,882 44,114,689
175,420,206
Electrical Equipment — 0.7%
Allient, Inc. ......................... 125,592 2,760,512
Blink Charging Co.
(a) (b)
.................. 489,276 449,009
Bloom Energy Corp. , Class A
(a) (b)
.......... 157,985 3,105,985
ChargePoint Holdings, Inc. , Class A
(a) (b)
...... 1,573,259 951,822
Energy Vault Holdings, Inc.
(a) (b)
............ 946,811 658,412
EnerSys ........................... 29,970 2,744,653
FuelCell Energy, Inc.
(a) (b)
................ 188,056 863,177
GrafTech International Ltd.
(a) (b)
............ 166,218 145,341
Hyliion Holdings Corp. , Class A
(a) (b)
......... 1,270,941 1,779,317
LSI Industries, Inc. .................... 79,087 1,344,479
NANO Nuclear Energy, Inc.
(a) (b)
............ 188,360 4,984,006
Net Power, Inc. , Class A
(a) (b)
.............. 199,078 523,575
NEXTracker, Inc. , Class A
(a) (b)
............. 340,770 14,360,048
Plug Power, Inc.
(a) (b)
................... 6,954,513 9,388,593
Preformed Line Products Co. ............. 20,590 2,884,453
SES AI Corp. , Class A
(a) (b)
............... 1,076,475 560,521
SolarMax Technology, Inc.
(a) (b)
............ 126,774 152,129
Stem, Inc.
(a) (b)
....................... 1,281,582 448,938
Sunrun, Inc.
(a) (b)
...................... 2,026,697 11,876,444
T1 Energy, Inc.
(a) (b)
.................... 1,010,627 1,273,390

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Thermon Group Holdings, Inc.
(a) (b)
.......... 275,305 $ 7,667,244
TPI Composites, Inc.
(a) (b)
................ 418,094 336,984
Ultralife Corp.
(a) (b)
..................... 87,238 469,340
Vicor Corp.
(a) (b)
....................... 94,149 4,404,290
74,132,662
Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.
(a) (b)
................... 212,000 949,760
Aeva Technologies, Inc.
(a) (b)
.............. 215,555 1,508,885
Bel Fuse, Inc. , Class A
(b)
................ 16,096 1,159,878
Bel Fuse, Inc. , Class B, NVS
(b)
............ 95,311 7,134,981
Belden, Inc.
(b)
....................... 174,838 17,527,510
Benchmark Electronics, Inc. ............. 326,979 12,435,011
CTS Corp. ......................... 61,220 2,543,691
Daktronics, Inc.
(a) (b)
.................... 318,993 3,885,335
ePlus, Inc.
(a)
........................ 78,831 4,811,056
FARO Technologies, Inc.
(a)
............... 172,987 4,722,545
Itron, Inc.
(a)
......................... 39,407 4,128,277
Kimball Electronics, Inc.
(a)
............... 228,084 3,751,982
Knowles Corp.
(a)
..................... 793,821 12,066,079
Methode Electronics, Inc. ............... 318,980 2,035,092
MicroVision, Inc.
(a) (b)
................... 871,777 1,081,004
Mirion Technologies, Inc. , Class A
(a)
........ 1,646,392 23,872,684
Motomova, Inc.
(a) (c)
.................... 19,086 —
nLight, Inc.
(a) (b)
....................... 410,285 3,187,914
OSI Systems, Inc.
(a) (b)
.................. 8,428 1,637,898
Ouster, Inc. , Class A
(a)
.................. 360,190 3,234,506
PAR Technology Corp.
(a) (b)
............... 18,210 1,117,001
PC Connection, Inc. ................... 106,093 6,622,325
Plexus Corp.
(a) (b)
...................... 172,851 22,147,399
Powerfleet, Inc.
(a) (b)
.................... 916,435 5,031,228
Richardson Electronics Ltd. .............. 109,548 1,222,556
Rogers Corp.
(a)
...................... 173,103 11,689,646
Sanmina Corp.
(a) (b)
.................... 492,103 37,488,407
ScanSource, Inc.
(a)
.................... 213,545 7,262,665
SmartRent, Inc. , Class A
(a)
............... 1,670,328 2,021,097
TTM Technologies, Inc.
(a)
................ 933,932 19,154,945
Vishay Intertechnology, Inc. .............. 1,141,374 18,147,847
Vishay Precision Group, Inc.
(a) (b)
........... 106,860 2,574,257
246,153,461
Energy Equipment & Services — 2.1%
Aris Water Solutions, Inc. , Class A ......... 230,610 7,388,744
Borr Drilling Ltd.
(b)
.................... 2,156,701 4,723,175
Bristow Group, Inc.
(a)
.................. 225,641 7,125,743
DMC Global, Inc.
(a)
.................... 130,061 1,095,114
Drilling Tools International Corp.
(a) (b)
......... 37,985 90,024
Expro Group Holdings NV
(a)
.............. 875,711 8,704,567
Flowco Holdings, Inc. , Class A
(a) (b)
.......... 132,994 3,411,296
Forum Energy Technologies, Inc.
(a)
......... 109,689 2,205,846
Geospace Technologies Corp.
(a) (b)
.......... 110,508 796,763
Helix Energy Solutions Group, Inc.
(a) (b)
....... 1,064,928 8,849,552
Helmerich & Payne, Inc. ................ 902,519 23,573,796
Innovex International, Inc.
(a) (b)
............. 325,428 5,844,687
Kodiak Gas Services, Inc. ............... 299,752 11,180,750
Liberty Energy, Inc. , Class A ............. 1,380,442 21,852,397
Mammoth Energy Services, Inc.
(a)
.......... 206,586 421,435
Nabors Industries Ltd.
(a)
................ 57,288 2,389,482
Natural Gas Services Group, Inc.
(a)
......... 79,380 1,743,979
Noble Corp. plc ...................... 423,866 10,045,624
NPK International, Inc.
(a) (b)
............... 772,988 4,491,060
Oil States International, Inc.
(a)
............. 566,171 2,915,781
Patterson-UTI Energy, Inc. .............. 3,564,933 29,303,749
ProFrac Holding Corp. , Class A
(a) (b)
......... 203,530 1,544,793
ProPetro Holding Corp.
(a) (b)
.............. 796,971 5,857,737
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Ranger Energy Services, Inc. , Class A ....... 148,270 $ 2,103,951
RPC, Inc. .......................... 785,771 4,321,740
SEACOR Marine Holdings, Inc.
(a)
.......... 220,047 1,113,438
Seadrill Ltd.
(a) (b)
...................... 421,570 10,539,250
Select Water Solutions, Inc. , Class A ........ 847,557 8,899,349
Solaris Energy Infrastructure, Inc. , Class A .... 280,828 6,110,817
Transocean Ltd.
(a) (b)
................... 6,747,568 21,389,791
Valaris Ltd.
(a) (b)
....................... 206,799 8,118,929
228,153,359
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 3,702,703 10,626,758
Cinemark Holdings, Inc. ................ 211,311 5,259,531
Eventbrite, Inc. , Class A
(a)
............... 88,096 185,883
Lions Gate Entertainment Corp. , Class A
(a) (b)
... 564,898 4,999,347
Lions Gate Entertainment Corp. , Class B, NVS
(a)
1,137,425 9,008,406
LiveOne, Inc.
(a) (b)
..................... 97,666 68,268
Madison Square Garden Entertainment Corp.
(a)
. 329,382 10,783,967
Marcus Corp. (The) ................... 215,991 3,604,890
Playstudios, Inc. , Class A
(a)
.............. 807,782 1,025,883
Reservoir Media, Inc.
(a) (b)
................ 163,117 1,244,583
Sphere Entertainment Co. , Class A
(a) (b)
....... 251,141 8,217,333
55,024,849
Financial Services — 3.6%
Acacia Research Corp.
(a) (b)
............... 327,894 1,049,261
Alerus Financial Corp. ................. 192,770 3,558,534
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 254,459 9,313,199
Burford Capital Ltd. ................... 1,848,138 24,413,903
Cannae Holdings, Inc. ................. 516,154 9,461,103
Cantaloupe, Inc.
(a)
.................... 29,748 234,117
Cass Information Systems, Inc. ........... 21,390 925,118
Compass Diversified Holdings ............ 621,569 11,604,693
Enact Holdings, Inc. ................... 260,497 9,052,271
Essent Group Ltd. .................... 956,035 55,182,340
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 10,206 1,913,727
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 1,076,615 31,480,223
Jackson Financial, Inc. , Class A ........... 675,603 56,602,019
Marqeta, Inc. , Class A
(a)
................ 605,453 2,494,466
Merchants Bancorp ................... 166,629 6,165,273
Mr Cooper Group, Inc.
(a)
................ 366,483 43,831,367
NewtekOne, Inc. ..................... 229,790 2,748,288
NMI Holdings, Inc. , Class A
(a)
............. 665,576 23,994,015
Onity Group, Inc.
(a)
.................... 60,169 1,944,662
Pagseguro Digital Ltd. , Class A
(a) (b)
......... 805,146 6,143,264
Payoneer Global, Inc.
(a)
................. 544,709 3,981,823
Paysafe Ltd.
(a) (b)
...................... 301,037 4,723,271
PennyMac Financial Services, Inc. ......... 110,547 11,066,860
Radian Group, Inc. .................... 1,364,702 45,130,695
Repay Holdings Corp. , Class A
(a) (b)
......... 797,367 4,441,334
Sezzle, Inc.
(a) (b)
...................... 16,518 576,313
StoneCo Ltd. , Class A
(a) (b)
............... 1,277,090 13,383,903
SWK Holdings Corp.
(a)
................. 28,280 491,789
Velocity Financial, Inc.
(a) (b)
............... 83,097 1,554,745
Walker & Dunlop, Inc. .................. 80,923 6,907,587
Waterstone Financial, Inc. ............... 154,857 2,082,827
396,452,990
Food Products — 0.8%
Alico, Inc. .......................... 65,136 1,943,658
B&G Foods, Inc. ..................... 709,039 4,871,098
BRC, Inc. , Class A
(a)
................... 53,635 112,097
Calavo Growers, Inc. .................. 130,851 3,139,116

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Cal-Maine Foods, Inc. .................. 355,397 $ 32,305,587
Dole plc ........................... 696,175 10,059,729
Fresh Del Monte Produce, Inc. ............ 313,917 9,678,061
Hain Celestial Group, Inc. (The)
(a)
.......... 842,028 3,494,416
Limoneira Co. ....................... 150,511 2,667,055
Mission Produce, Inc.
(a)
................. 346,544 3,631,781
Seneca Foods Corp. , Class A
(a) (b)
.......... 43,590 3,881,254
TreeHouse Foods, Inc.
(a) (b)
............... 433,190 11,735,117
Utz Brands, Inc. , Class A ................ 189,217 2,664,175
90,183,144
Gas Utilities — 2.3%
Brookfield Infrastructure Corp. , Class A
(b)
..... 1,106,503 40,044,343
Chesapeake Utilities Corp. .............. 207,214 26,612,494
New Jersey Resources Corp. ............. 913,521 44,817,340
Northwest Natural Holding Co. ............ 366,637 15,662,733
ONE Gas, Inc. ....................... 518,763 39,213,295
RGC Resources, Inc. .................. 75,625 1,578,294
Southwest Gas Holdings, Inc. ............ 558,026 40,066,267
Spire, Inc. .......................... 520,540 40,732,255
248,727,021
Ground Transportation — 0.3%
Covenant Logistics Group, Inc. , Class A ...... 122,475 2,718,945
FTAI Infrastructure, Inc. ................. 935,372 4,237,235
Heartland Express, Inc. ................. 243,424 2,244,369
Hertz Global Holdings, Inc.
(a) (b)
............ 1,120,247 4,413,773
Marten Transport Ltd. .................. 412,413 5,658,306
PAMT Corp.
(a)
....................... 48,660 590,733
Proficient Auto Logistics, Inc.
(a) (b)
........... 136,912 1,145,954
Universal Logistics Holdings, Inc. .......... 41,341 1,084,788
Werner Enterprises, Inc. ................ 495,741 14,525,211
36,619,314
Health Care Equipment & Supplies — 1.5%
Accuray, Inc.
(a) (b)
...................... 67,823 121,403
AngioDynamics, Inc.
(a)
................. 355,239 3,335,694
Anteris Technologies Global Corp.
(a)
........ 80,484 292,962
Artivion, Inc.
(a) (b)
...................... 85,994 2,113,732
AtriCure, Inc.
(a)
...................... 152,317 4,913,746
Avanos Medical, Inc.
(a)
................. 410,759 5,886,176
Beta Bionics, Inc.
(a)
.................... 39,632 485,096
Bioventus, Inc. , Class A
(a)
............... 232,435 2,126,780
Ceribell, Inc.
(a) (b)
...................... 37,517 720,702
Embecta Corp. ...................... 483,109 6,159,640
Fractyl Health, Inc.
(a) (b)
.................. 107,546 127,980
ICU Medical, Inc.
(a) (b)
................... 197,306 27,397,911
Inmode Ltd.
(a) (b)
...................... 525,563 9,323,488
Inogen, Inc.
(a)
....................... 221,767 1,581,199
Integer Holdings Corp.
(a) (b)
............... 91,364 10,781,866
Integra LifeSciences Holdings Corp.
(a) (b)
...... 623,912 13,719,825
LivaNova plc
(a)
....................... 473,417 18,595,820
Neogen Corp.
(a) (b)
..................... 2,006,604 17,397,257
Nevro Corp.
(a)
....................... 328,697 1,919,590
Omnicell, Inc.
(a)
...................... 419,666 14,671,523
OraSure Technologies, Inc.
(a)
............. 646,237 2,177,819
Orchestra BioMed Holdings, Inc.
(a) (b)
........ 126,239 540,303
Orthofix Medical, Inc.
(a)
................. 315,381 5,143,864
OrthoPediatrics Corp.
(a)
................. 153,776 3,787,503
SI-BONE, Inc.
(a)
...................... 71,314 1,000,535
Stereotaxis, Inc.
(a) (b)
................... 62,511 110,019
Surmodics, Inc.
(a)
..................... 44,217 1,349,945
Tactile Systems Technology, Inc.
(a)
......... 218,459 2,888,028
Utah Medical Products, Inc. .............. 27,182 1,523,279
Varex Imaging Corp.
(a)
................. 356,357 4,133,741
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimvie, Inc.
(a)
........................ 251,901 $ 2,720,531
167,047,957
Health Care Providers & Services — 1.6%
Accolade, Inc.
(a)
...................... 445,835 3,111,928
AdaptHealth Corp.
(a)
................... 524,302 5,683,434
Addus HomeCare Corp.
(a) (b)
.............. 96,274 9,520,536
Ardent Health Partners, Inc.
(a) (b)
........... 67,682 930,628
Aveanna Healthcare Holdings, Inc.
(a)
........ 157,863 855,617
Brookdale Senior Living, Inc.
(a) (b)
........... 241,176 1,509,762
Castle Biosciences, Inc.
(a)
............... 159,823 3,199,656
Community Health Systems, Inc.
(a)
......... 538,179 1,453,083
Concentra Group Holdings Parent, Inc. ...... 314,247 6,819,160
Cross Country Healthcare, Inc.
(a)
.......... 288,527 4,296,167
DocGo, Inc.
(a)
....................... 760,699 2,008,245
Enhabit, Inc.
(a)
....................... 407,533 3,582,215
Fulgent Genetics, Inc.
(a)
................ 187,189 3,163,494
GeneDx Holdings Corp. , Class A
(a) (b)
........ 102,543 9,081,721
Innovage Holding Corp.
(a)
............... 109,912 327,538
LifeStance Health Group, Inc.
(a)
........... 697,088 4,642,606
ModivCare, Inc.
(a) (b)
.................... 50,295 66,138
Nano-X Imaging Ltd.
(a) (b)
................ 26,954 134,635
National HealthCare Corp. ............... 115,315 10,701,232
NeoGenomics, Inc.
(a)
.................. 1,075,543 10,206,903
OPKO Health, Inc.
(a) (b)
.................. 2,921,685 4,849,997
Option Care Health, Inc.
(a)
............... 839,874 29,353,596
Owens & Minor, Inc.
(a)
.................. 589,848 5,326,327
Patterson Cos., Inc. ................... 590,910 18,460,028
Pediatrix Medical Group, Inc.
(a)
............ 791,846 11,473,849
Performant Healthcare, Inc.
(a) (b)
............ 204,508 605,344
Quipt Home Medical Corp.
(a) (b)
............ 279,163 650,450
Select Medical Holdings Corp. ............ 311,967 5,209,849
Sonida Senior Living, Inc.
(a) (b)
............. 19,595 456,368
Surgery Partners, Inc.
(a) (b)
............... 708,745 16,832,694
174,513,200
Health Care REITs — 1.7%
American Healthcare REIT, Inc. ........... 1,392,962 42,206,749
CareTrust REIT, Inc. ................... 1,580,162 45,161,030
Community Healthcare Trust, Inc. .......... 232,907 4,229,591
Diversified Healthcare Trust .............. 2,047,850 4,914,840
Global Medical REIT, Inc. ............... 564,346 4,938,027
LTC Properties, Inc. ................... 416,359 14,759,927
National Health Investors, Inc. ............ 401,069 29,622,956
Sabra Health Care REIT, Inc. ............. 2,166,731 37,852,791
Universal Health Realty Income Trust ....... 23,169 949,002
184,634,913
Health Care Technology — 0.3%
Definitive Healthcare Corp. , Class A
(a) (b)
...... 493,630 1,426,591
Health Catalyst, Inc.
(a)
.................. 509,448 2,307,799
HealthStream, Inc. .................... 149,190 4,800,934
LifeMD, Inc.
(a) (b)
...................... 121,601 661,510
Teladoc Health, Inc.
(a) (b)
................. 1,346,200 10,715,752
Waystar Holding Corp.
(a) (b)
............... 251,034 9,378,630
29,291,216
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc. .............. 2,088,519 26,962,780
Braemar Hotels & Resorts, Inc. ........... 592,855 1,476,209
Chatham Lodging Trust ................. 455,634 3,248,671
DiamondRock Hospitality Co. ............. 1,895,370 14,632,256
Pebblebrook Hotel Trust ................ 1,097,775 11,120,461
RLJ Lodging Trust .................... 1,374,960 10,848,434
Service Properties Trust ................ 1,519,242 3,965,222
Summit Hotel Properties, Inc. ............. 961,471 5,201,558

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
42
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
Sunstone Hotel Investors, Inc. ............ 1,837,870 $ 17,294,357
Xenia Hotels & Resorts, Inc. ............. 934,057 10,984,510
105,734,458
Hotels, Restaurants & Leisure — 1.1%
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 6,552 1,418,770
BJ's Restaurants, Inc.
(a) (b)
............... 76,996 2,637,883
Bloomin' Brands, Inc. .................. 338,236 2,425,152
Brinker International, Inc.
(a)
.............. 39,557 5,895,971
Cracker Barrel Old Country Store, Inc. ....... 157,268 6,105,144
Denny's Corp.
(a) (b)
..................... 131,872 483,970
Despegar.com Corp.
(a)
................. 562,801 10,575,031
Dine Brands Global, Inc. ................ 120,899 2,813,320
El Pollo Loco Holdings, Inc.
(a)
............. 236,043 2,431,243
Everi Holdings, Inc.
(a)
.................. 344,217 4,705,446
Full House Resorts, Inc.
(a) (b)
.............. 289,762 1,211,205
Global Business Travel Group I
(a) (b)
......... 161,537 1,172,758
Golden Entertainment, Inc. .............. 175,238 4,624,531
International Game Technology plc ......... 912,045 14,829,852
Life Time Group Holdings, Inc.
(a)
........... 774,883 23,401,466
Lindblad Expeditions Holdings, Inc.
(a)
........ 101,858 944,224
Nathan's Famous, Inc. ................. 3,021 291,149
Papa John's International, Inc. ............ 83,722 3,439,300
Portillo's, Inc. , Class A
(a) (b)
............... 101,657 1,208,702
RCI Hospitality Holdings, Inc.
(b)
............ 36,235 1,555,931
Red Rock Resorts, Inc. , Class A ........... 246,382 10,685,587
Sabre Corp.
(a) (b)
...................... 2,782,148 7,817,836
Six Flags Entertainment Corp.
(b)
........... 220,912 7,879,931
United Parks & Resorts, Inc.
(a) (b)
........... 17,043 774,775
Vacasa, Inc. , Class A
(a)
................. 79,670 428,624
119,757,801
Household Durables — 2.7%
Beazer Homes USA, Inc.
(a)
.............. 267,365 5,451,572
Century Communities, Inc. .............. 221,577 14,867,817
Champion Homes, Inc.
(a) (b)
............... 260,495 24,684,506
Cricut, Inc. , Class A ................... 88,853 457,593
Ethan Allen Interiors, Inc. ............... 208,751 5,782,403
Flexsteel Industries, Inc. ................ 43,290 1,580,518
GoPro, Inc. , Class A
(a) (b)
................. 1,183,590 784,602
Green Brick Partners, Inc.
(a)
.............. 207,405 12,093,786
Hamilton Beach Brands Holding Co. , Class A .. 69,587 1,352,075
Helen of Troy Ltd.
(a) (b)
.................. 211,518 11,314,098
Hooker Furnishings Corp. ............... 91,279 916,441
Hovnanian Enterprises, Inc. , Class A
(a)
....... 43,008 4,503,368
iRobot Corp.
(a)
....................... 290,323 783,872
KB Home .......................... 505,223 29,363,561
Landsea Homes Corp.
(a)
................ 232,222 1,490,865
La-Z-Boy, Inc. ....................... 382,284 14,943,482
Legacy Housing Corp.
(a) (b)
............... 99,500 2,509,390
LGI Homes, Inc.
(a) (b)
................... 178,131 11,840,368
Lifetime Brands, Inc. ................... 109,588 540,269
Lovesac Co. (The)
(a) (b)
.................. 61,034 1,109,598
M/I Homes, Inc.
(a)
..................... 244,041 27,864,601
Meritage Homes Corp. ................. 659,430 46,740,398
Purple Innovation, Inc.
(a)
................ 565,338 429,205
Sonos, Inc.
(a)
........................ 119,375 1,273,731
Taylor Morrison Home Corp.
(a)
............ 937,409 56,282,036
Traeger, Inc.
(a) (b)
...................... 314,683 528,667
TRI Pointe Homes, Inc.
(a)
................ 602,678 19,237,482
298,726,304
Household Products — 0.2%
Central Garden & Pet Co.
(a)
.............. 70,467 2,583,320
Central Garden & Pet Co. , Class A, NVS
(a)
.... 392,370 12,842,270
Security
Shares
Shares Value
Household Products (continued)
Oil-Dri Corp. of America ................ 70,842 $ 3,253,065
18,678,655
Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc. , Class A
(a)
.............. 709,476 3,511,906
Ormat Technologies, Inc.
(b)
.............. 528,721 37,417,585
Sunnova Energy International, Inc.
(a) (b)
....... 1,009,738 375,623
41,305,114
Industrial Conglomerates — 0.1%
Brookfield Business Corp. , Class A ......... 237,269 6,316,101
Industrial REITs — 0.9%
Industrial Logistics Properties Trust ......... 585,205 2,013,105
Innovative Industrial Properties, Inc. ........ 259,568 14,040,033
LXP Industrial Trust ................... 2,662,808 23,033,289
Plymouth Industrial REIT, Inc. ............ 367,390 5,988,457
Terreno Realty Corp. .................. 904,277 57,168,392
102,243,276
Insurance — 2.7%
Ambac Financial Group, Inc.
(a) (b)
........... 429,368 3,756,970
American Coastal Insurance Corp. ......... 131,198 1,517,961
AMERISAFE, Inc. .................... 99,836 5,246,382
Bowhead Specialty Holdings, Inc.
(a) (b)
........ 106,815 4,342,030
CNO Financial Group, Inc. ............... 935,576 38,966,740
Donegal Group, Inc. , Class A ............. 147,891 2,903,100
Employers Holdings, Inc. ................ 222,526 11,268,717
Enstar Group Ltd.
(a)
................... 116,035 38,567,713
F&G Annuities & Life, Inc. ............... 160,250 5,777,012
Fidelis Insurance Holdings Ltd. ............ 453,199 7,341,824
Genworth Financial, Inc. , Class A
(a)
......... 3,885,341 27,547,068
GoHealth, Inc. , Class A
(a)
................ 39,338 482,677
Greenlight Capital Re Ltd. , Class A
(a)
........ 262,654 3,558,962
Hamilton Insurance Group Ltd. , Class B
(a)
.... 379,539 7,867,843
Heritage Insurance Holdings, Inc.
(a)
......... 213,225 3,074,705
Hippo Holdings, Inc.
(a)
.................. 187,144 4,783,401
Horace Mann Educators Corp. ............ 380,788 16,271,071
Investors Title Co. .................... 10,984 2,648,023
James River Group Holdings Ltd. .......... 342,816 1,439,827
Lemonade, Inc.
(a) (b)
.................... 85,625 2,691,194
Maiden Holdings Ltd.
(a) (b)
................ 799,305 455,844
MBIA, Inc.
(a)
........................ 413,849 2,060,968
Mercury General Corp. ................. 218,217 12,198,330
NI Holdings, Inc.
(a) (b)
................... 68,627 978,621
ProAssurance Corp.
(a)
.................. 469,825 10,970,414
Safety Insurance Group, Inc. ............. 136,865 10,795,911
Selective Insurance Group, Inc. ........... 84,905 7,772,204
Selectquote, Inc.
(a)
.................... 1,251,439 4,179,806
SiriusPoint Ltd.
(a) (b)
.................... 544,552 9,415,304
Skyward Specialty Insurance Group, Inc.
(a) (b)
... 264,051 13,973,579
Stewart Information Services Corp. ......... 251,365 17,934,893
Tiptree, Inc. ........................ 181,868 4,381,200
United Fire Group, Inc. ................. 193,174 5,690,906
Universal Insurance Holdings, Inc. ......... 183,489 4,348,689
295,209,889
Interactive Media & Services — 0.4%
Bumble, Inc. , Class A
(a) (b)
................ 683,988 2,968,508
Cars.com, Inc.
(a) (b)
.................... 589,955 6,648,793
fuboTV, Inc.
(a) (b)
...................... 2,801,841 8,181,376
Nextdoor Holdings, Inc. , Class A
(a) (b)
........ 1,617,870 2,475,341
Outbrain, Inc.
(a) (b)
..................... 359,618 1,341,375
Shutterstock, Inc. ..................... 47,585 886,508
TrueCar, Inc.
(a)
....................... 793,547 1,253,804
Vimeo, Inc.
(a)
........................ 1,344,604 7,072,617
Webtoon Entertainment, Inc.
(a) (b)
........... 78,591 602,793

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
Ziff Davis, Inc.
(a) (b)
..................... 386,205 $ 14,513,584
45,944,699
IT Services — 0.3%
Applied Digital Corp.
(a) (b)
................ 559,945 3,146,891
ASGN, Inc.
(a) (b)
....................... 309,437 19,500,720
BigBear.ai Holdings, Inc.
(a) (b)
.............. 259,743 742,865
Fastly, Inc. , Class A
(a)
.................. 246,593 1,560,934
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 131,351 2,055,643
Hackett Group, Inc. (The) ............... 22,792 665,982
Information Services Group, Inc. ........... 310,126 1,212,592
Rackspace Technology, Inc.
(a)
............ 626,097 1,058,104
Unisys Corp.
(a)
....................... 612,200 2,809,998
32,753,729
Leisure Products — 0.3%
AMMO, Inc.
(a) (b)
...................... 874,422 1,206,702
Clarus Corp. ........................ 272,462 1,021,733
Escalade, Inc. ....................... 85,788 1,312,557
Funko, Inc. , Class A
(a)
.................. 286,500 1,965,390
JAKKS Pacific, Inc. ................... 77,469 1,911,160
Johnson Outdoors, Inc. , Class A ........... 41,604 1,033,443
Latham Group, Inc.
(a)
.................. 372,585 2,395,722
Malibu Boats, Inc. , Class A
(a) (b)
............ 181,540 5,569,647
Marine Products Corp. ................. 35,718 299,674
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 149,900 2,581,278
Peloton Interactive, Inc. , Class A
(a) (b)
........ 239,753 1,515,239
Smith & Wesson Brands, Inc. ............. 369,313 3,441,997
Solo Brands, Inc. , Class A
(a)
.............. 237,251 39,811
Sturm Ruger & Co., Inc. ................ 108,315 4,255,696
Topgolf Callaway Brands Corp.
(a) (b)
......... 1,316,007 8,672,486
37,222,535
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(a) (b)
......... 1,062,045 7,890,994
BioLife Solutions, Inc.
(a) (b)
................ 35,765 816,873
Codexis, Inc.
(a) (b)
..................... 673,498 1,811,710
CryoPort, Inc.
(a) (b)
..................... 67,009 407,415
Cytek Biosciences, Inc.
(a)
................ 1,091,107 4,375,339
Harvard Bioscience, Inc.
(a)
............... 244,330 138,291
Lifecore Biomedical, Inc.
(a) (b)
.............. 230,934 1,625,775
MaxCyte, Inc.
(a)
...................... 975,130 2,662,105
Mesa Laboratories, Inc. ................ 31,434 3,729,958
Nautilus Biotechnology, Inc.
(a)
............. 417,557 359,517
OmniAb, Inc.
(a) (b)
..................... 735,976 1,766,342
OmniAb, Inc., 12.50 Earnout Shares
(a) (c)
...... 52,020 1
OmniAb, Inc., 15.00 Earnout Shares
(a) (c)
...... 52,020 1
Pacific Biosciences of California, Inc.
(a) (b)
..... 2,562,661 3,023,940
Quanterix Corp.
(a) (b)
................... 281,689 1,833,795
Quantum-Si, Inc. , Class A
(a) (b)
............. 1,100,927 1,321,112
Standard BioTools, Inc.
(a)
................ 2,095,816 2,263,481
34,026,649
Machinery — 2.5%
3D Systems Corp.
(a) (b)
.................. 1,179,035 2,499,554
Albany International Corp. , Class A ......... 216,511 14,947,919
Astec Industries, Inc. .................. 210,007 7,234,741
Columbus McKinnon Corp. .............. 262,995 4,452,505
Commercial Vehicle Group, Inc.
(a)
.......... 292,114 335,931
Douglas Dynamics, Inc. ................ 32,933 765,034
Eastern Co. (The) .................... 46,743 1,183,533
Enpro, Inc. ......................... 172,984 27,987,081
ESCO Technologies, Inc. ............... 121,730 19,369,678
Gencor Industries, Inc.
(a)
................ 87,192 1,060,255
Greenbrier Cos., Inc. (The) .............. 284,392 14,566,558
Helios Technologies, Inc. ................ 97,017 3,113,276
Security
Shares
Shares Value
Machinery (continued)
Hillenbrand, Inc. ..................... 428,538 $ 10,344,907
Hillman Solutions Corp.
(a) (b)
.............. 1,498,259 13,169,697
Hyster-Yale, Inc. , Class A ............... 42,701 1,773,800
JBT Marel Corp. ..................... 400,129 48,895,764
Kennametal, Inc. ..................... 716,986 15,271,802
L B Foster Co. , Class A
(a)
................ 81,741 1,608,663
Lindsay Corp. ....................... 49,712 6,289,562
Luxfer Holdings plc ................... 245,100 2,906,886
Manitowoc Co., Inc. (The)
(a)
.............. 314,724 2,703,479
Mayville Engineering Co., Inc.
(a)
........... 110,468 1,483,585
Miller Industries, Inc. .................. 94,793 4,016,379
Mueller Industries, Inc. ................. 77,442 5,896,434
NN, Inc.
(a) (b)
......................... 440,358 995,209
Park-Ohio Holdings Corp. ............... 82,697 1,786,255
Proto Labs, Inc.
(a)
..................... 225,274 7,893,601
REV Group, Inc. ..................... 104,306 3,296,070
Shyft Group, Inc. (The) ................. 291,207 2,355,865
Standex International Corp. .............. 24,500 3,954,055
Tennant Co. ........................ 96,554 7,700,181
Terex Corp. ......................... 610,463 23,063,292
Titan International, Inc.
(a)
................ 456,011 3,825,932
Trinity Industries, Inc. .................. 62,047 1,741,039
Twin Disc, Inc. ....................... 100,097 757,734
Wabash National Corp. ................. 390,918 4,319,644
Worthington Enterprises, Inc. ............. 31,823 1,594,014
275,159,914
Marine Transportation — 0.5%
Costamare, Inc. ...................... 366,420 3,605,573
Genco Shipping & Trading Ltd. ............ 386,939 5,169,505
Golden Ocean Group Ltd. ............... 1,114,195 8,891,276
Matson, Inc. ........................ 300,032 38,455,102
Pangaea Logistics Solutions Ltd. .......... 332,325 1,581,867
Safe Bulkers, Inc. .................... 547,367 2,019,784
59,723,107
Media — 1.1%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 979,900 1,479,649
AMC Networks, Inc. , Class A
(a)
............ 292,398 2,011,698
Boston Omaha Corp. , Class A
(a) (b)
.......... 205,590 2,997,502
Cable One, Inc. ...................... 51,484 13,682,903
Clear Channel Outdoor Holdings, Inc.
(a)
...... 2,834,986 3,146,835
EchoStar Corp. , Class A
(a) (b)
.............. 1,121,233 28,681,140
Emerald Holding, Inc. .................. 139,980 550,121
Entravision Communications Corp. , Class A ... 467,704 982,178
EW Scripps Co. (The) , Class A
(a)
.......... 555,561 1,644,461
Gannett Co., Inc.
(a)
.................... 1,299,434 3,755,364
Gray Media, Inc. ..................... 783,093 3,382,962
iHeartMedia, Inc. , Class A
(a)
.............. 986,960 1,628,484
Integral Ad Science Holding Corp.
(a)
........ 592,179 4,772,963
John Wiley & Sons, Inc. , Class A .......... 175,174 7,805,753
Magnite, Inc.
(a) (b)
...................... 127,005 1,449,127
National CineMedia, Inc.
(a) (b)
.............. 646,199 3,773,802
Scholastic Corp. ..................... 211,033 3,984,303
Stagwell, Inc. , Class A
(a) (b)
............... 659,576 3,990,435
TEGNA, Inc. ........................ 1,477,160 26,913,855
WideOpenWest, Inc.
(a)
................. 463,543 2,294,538
118,928,073
Metals & Mining — 1.9%
Caledonia Mining Corp. plc .............. 143,594 1,793,489
Coeur Mining, Inc.
(a) (b)
.................. 5,754,652 34,067,540
Commercial Metals Co. ................. 1,048,055 48,221,011
Compass Minerals International, Inc.
(a)
....... 320,843 2,980,631
Contango ORE, Inc.
(a) (b)
................. 55,110 562,673
Dakota Gold Corp.
(a)
................... 267,642 709,251

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
44
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Hecla Mining Co.
(b)
.................... 5,473,894 $ 30,434,851
i-80 Gold Corp.
(a) (b)
.................... 2,894,917 1,684,263
Kaiser Aluminum Corp. ................. 9,882 599,047
Lifezone Metals Ltd.
(a) (b)
................. 327,925 1,370,726
MAC Copper Ltd. , Class A
(a) (b)
............ 359,494 3,429,573
Materion Corp. ...................... 10,108 824,813
Metallus, Inc.
(a)
...................... 379,725 5,073,126
Novagold Resources, Inc.
(a)
.............. 2,235,119 6,526,547
Olympic Steel, Inc. .................... 92,169 2,905,167
Piedmont Lithium, Inc.
(a) (b)
............... 118,605 747,212
Radius Recycling, Inc. , Class A ........... 240,708 6,951,647
Ryerson Holding Corp. ................. 249,246 5,722,688
SSR Mining, Inc.
(a)
.................... 1,869,661 18,752,700
SunCoke Energy, Inc. .................. 768,757 7,072,564
Tredegar Corp.
(a)
..................... 239,563 1,844,635
Warrior Met Coal, Inc. .................. 479,173 22,866,136
Worthington Steel, Inc. ................. 303,256 7,681,474
212,821,764
Mortgage Real Estate Investment Trusts (REITs) — 2.0%
Advanced Flower Capital, Inc. ............ 170,260 948,348
AG Mortgage Investment Trust, Inc. ........ 225,529 1,646,362
Angel Oak Mortgage REIT, Inc. ........... 61,373 584,885
Apollo Commercial Real Estate Finance, Inc. .. 1,279,232 12,242,250
Arbor Realty Trust, Inc.
(b)
................ 1,636,892 19,233,481
Ares Commercial Real Estate Corp. ........ 488,483 2,261,676
ARMOUR Residential REIT, Inc. ........... 510,692 8,732,833
Blackstone Mortgage Trust, Inc. , Class A ..... 1,603,036 32,060,720
BrightSpire Capital, Inc. , Class A .......... 1,201,236 6,678,872
Chicago Atlantic Real Estate Finance, Inc. .... 161,479 2,373,741
Chimera Investment Corp. ............... 746,442 9,576,851
Claros Mortgage Trust, Inc. .............. 809,151 3,018,133
Dynex Capital, Inc. .................... 770,741 10,035,048
Ellington Financial, Inc. ................. 806,433 10,693,302
Franklin BSP Realty Trust, Inc. ............ 753,358 9,597,781
Granite Point Mortgage Trust, Inc. ......... 486,209 1,264,143
Invesco Mortgage Capital, Inc. ............ 560,436 4,421,840
KKR Real Estate Finance Trust, Inc. ........ 395,564 4,272,091
Ladder Capital Corp. , Class A ............ 1,055,653 12,045,001
MFA Financial, Inc. .................... 947,707 9,723,474
New York Mortgage Trust, Inc. ............ 828,548 5,377,276
Nexpoint Real Estate Finance, Inc. ......... 76,799 1,174,257
Orchid Island Capital, Inc. ............... 718,832 5,405,617
PennyMac Mortgage Investment Trust ....... 802,127 11,751,161
Ready Capital Corp. ................... 1,502,106 7,645,720
Redwood Trust, Inc. ................... 1,213,159 7,363,875
Seven Hills Realty Trust ................ 117,142 1,463,104
Sunrise Realty Trust, Inc. ............... 95,676 1,059,133
TPG RE Finance Trust, Inc. .............. 552,789 4,505,230
Two Harbors Investment Corp. ............ 962,082 12,853,415
220,009,620
Multi-Utilities — 1.0%
Avista Corp. ........................ 726,367 30,412,986
Black Hills Corp. ..................... 658,702 39,950,276
Northwestern Energy Group, Inc. .......... 568,271 32,885,843
Unitil Corp. ......................... 145,390 8,387,549
111,636,654
Office REITs — 1.4%
Brandywine Realty Trust ................ 1,572,151 7,011,794
City Office REIT, Inc. .................. 370,314 1,921,930
COPT Defense Properties ............... 1,031,409 28,126,524
Douglas Emmett, Inc. .................. 1,294,668 20,714,688
Easterly Government Properties, Inc. ....... 912,339 9,670,793
Franklin Street Properties Corp. ........... 892,470 1,588,597
Security
Shares
Shares Value
Office REITs (continued)
Hudson Pacific Properties, Inc. ............ 1,253,733 $ 3,698,512
JBG SMITH Properties ................. 756,529 12,187,682
NET Lease Office Properties
(a)
............ 139,580 4,380,020
Orion Properties, Inc. .................. 534,838 1,144,553
Paramount Group, Inc. ................. 1,727,748 7,429,316
Peakstone Realty Trust , Class E .......... 335,615 4,228,749
Piedmont Office Realty Trust, Inc. , Class A .... 1,160,120 8,550,084
Postal Realty Trust, Inc. , Class A .......... 127,184 1,816,188
SL Green Realty Corp. ................. 657,044 37,911,439
150,380,869
Oil, Gas & Consumable Fuels — 4.8%
Aemetis, Inc.
(a) (b)
..................... 344,334 599,141
Amplify Energy Corp.
(a)
................. 365,821 1,368,171
Ardmore Shipping Corp. ................ 386,660 3,785,401
Berry Corp. ......................... 490,867 1,575,683
BKV Corp.
(a) (b)
....................... 103,386 2,171,106
California Resources Corp. .............. 641,071 28,187,892
Centrus Energy Corp. , Class A
(a) (b)
......... 38,078 2,368,832
Clean Energy Fuels Corp.
(a) (b)
............. 1,601,615 2,482,503
CNX Resources Corp.
(a) (b)
............... 1,336,886 42,085,171
Comstock Resources, Inc.
(a)
.............. 856,051 17,412,077
Core Natural Resources, Inc. ............. 481,611 37,132,208
Crescent Energy, Inc. , Class A ............ 1,128,816 12,687,892
CVR Energy, Inc. ..................... 34,335 666,099
Delek US Holdings, Inc. ................ 423,365 6,380,111
DHT Holdings, Inc. .................... 1,239,763 13,017,512
Diversified Energy Co. plc
(d)
.............. 408,074 5,517,161
Dorian LPG Ltd. ...................... 166,472 3,718,984
Encore Energy Corp.
(a) (b)
................ 452,755 620,274
Energy Fuels, Inc.
(a) (b)
.................. 1,719,604 6,414,123
Evolution Petroleum Corp. ............... 201,361 1,043,050
Excelerate Energy, Inc. , Class A ........... 151,565 4,346,884
FLEX LNG Ltd.
(b)
..................... 108,874 2,503,013
FutureFuel Corp. ..................... 243,998 951,592
Golar LNG Ltd. ...................... 906,643 34,443,368
Granite Ridge Resources, Inc. ............ 482,326 2,932,542
Green Plains, Inc.
(a)
................... 574,466 2,786,160
Gulfport Energy Corp.
(a) (b)
............... 56,058 10,322,520
Hallador Energy Co.
(a) (b)
................. 236,105 2,899,369
HighPeak Energy, Inc.
(b)
................ 131,666 1,666,892
Infinity Natural Resources, Inc. , Class A
(a)
.... 90,897 1,704,319
International Seaways, Inc. .............. 375,369 12,462,251
Kinetik Holdings, Inc. , Class A ............ 316,717 16,450,281
Magnolia Oil & Gas Corp. , Class A
(b)
........ 117,228 2,961,179
Murphy Oil Corp. ..................... 1,270,207 36,073,879
NACCO Industries, Inc. , Class A ........... 37,290 1,257,792
Nordic American Tankers Ltd. ............ 1,828,234 4,497,456
Northern Oil & Gas, Inc. ................ 843,833 25,509,072
Par Pacific Holdings, Inc.
(a)
.............. 504,925 7,200,231
PBF Energy, Inc. , Class A ............... 924,960 17,657,486
Peabody Energy Corp. ................. 1,119,274 15,166,163
PrimeEnergy Resources Corp.
(a)
........... 6,421 1,463,282
REX American Resources Corp.
(a)
......... 112,660 4,232,636
Riley Exploration Permian, Inc. ............ 89,135 2,600,068
Ring Energy, Inc.
(a) (b)
................... 1,376,588 1,583,076
SandRidge Energy, Inc. ................ 287,073 3,278,374
Scorpio Tankers, Inc. .................. 412,395 15,497,804
SFL Corp. Ltd. ....................... 938,882 7,698,832
Sitio Royalties Corp. , Class A ............. 737,060 14,645,382
SM Energy Co. ...................... 871,053 26,088,037
Talos Energy, Inc.
(a) (b)
.................. 1,335,863 12,984,588
Teekay Corp. Ltd.
(b)
................... 513,561 3,374,096
Teekay Tankers Ltd. , Class A ............. 220,011 8,419,821
Ur-Energy, Inc.
(a) (b)
.................... 348,157 234,693

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
VAALCO Energy, Inc. .................. 850,512 $ 3,197,925
Vital Energy, Inc.
(a)
.................... 263,583 5,593,231
Vitesse Energy, Inc. ................... 236,407 5,813,248
World Kinect Corp. .................... 468,602 13,289,553
523,020,486
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a) (b)
.............. 150,706 3,823,411
Sylvamo Corp. ...................... 251,756 16,885,275
20,708,686
Passenger Airlines — 0.5%
Allegiant Travel Co. ................... 144,421 7,459,345
Blade Air Mobility, Inc. , Class A
(a)
.......... 550,234 1,502,139
JetBlue Airways Corp.
(a) (b)
............... 2,875,354 13,859,206
SkyWest, Inc.
(a)
...................... 362,952 31,711,116
Sun Country Airlines Holdings, Inc.
(a)
........ 189,594 2,335,798
56,867,604
Personal Care Products — 0.3%
Edgewell Personal Care Co. ............. 439,815 13,726,626
Herbalife Ltd.
(a) (b)
..................... 304,190 2,625,160
Honest Co., Inc. (The)
(a)
................ 456,911 2,147,482
Medifast, Inc.
(a)
...................... 104,047 1,402,553
Nature's Sunshine Products, Inc.
(a)
......... 93,325 1,171,229
Nu Skin Enterprises, Inc. , Class A .......... 454,800 3,301,848
Olaplex Holdings, Inc.
(a) (b)
............... 1,266,332 1,608,242
USANA Health Sciences, Inc.
(a) (b)
.......... 102,762 2,771,491
Waldencast plc , Class A
(a) (b)
.............. 219,601 658,803
29,413,434
Pharmaceuticals — 1.2%
Alto Neuroscience, Inc.
(a) (b)
............... 73,429 158,607
Alumis, Inc.
(a) (b)
...................... 86,905 533,597
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 238,035 1,994,733
ANI Pharmaceuticals, Inc.
(a)
.............. 47,946 3,209,985
Aquestive Therapeutics, Inc.
(a) (b)
........... 493,793 1,432,000
Atea Pharmaceuticals, Inc.
(a)
............. 709,017 2,119,961
BioAge Labs, Inc.
(a) (b)
.................. 48,567 182,612
Biote Corp. , Class A
(a)
.................. 15,266 50,836
Contineum Therapeutics, Inc. , Class A
(a) (b)
.... 35,343 246,694
CorMedix, Inc.
(a) (b)
.................... 51,114 314,862
Enliven Therapeutics, Inc.
(a) (b)
............. 19,328 380,375
Esperion Therapeutics, Inc.
(a) (b)
............ 1,246,167 1,794,480
EyePoint Pharmaceuticals, Inc.
(a)
.......... 321,452 1,742,270
Fulcrum Therapeutics, Inc.
(a) (b)
............ 283,649 816,909
Innoviva, Inc.
(a)
...................... 465,404 8,437,775
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 164,059 17,249,163
Maze Therapeutics, Inc.
(a) (b)
.............. 35,297 388,620
MBX Biosciences, Inc.
(a) (b)
............... 42,006 310,004
Nektar Therapeutics
(a) (b)
................. 1,696,156 1,153,386
Nuvation Bio, Inc. , Class A
(a) (b)
............ 1,675,468 2,948,824
Omeros Corp.
(a) (b)
..................... 345,820 2,842,640
Pacira BioSciences, Inc.
(a)
............... 389,927 9,689,686
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 277,667 1,740,972
Phibro Animal Health Corp. , Class A ........ 144,996 3,097,115
Pliant Therapeutics, Inc.
(a)
............... 513,947 693,828
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 453,805 39,013,616
Rapport Therapeutics, Inc.
(a) (b)
............ 67,434 676,363
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 6,061,464 )
(a) (b) (e)
................... 578,384 143,169
Septerna, Inc.
(a) (b)
..................... 71,819 415,832
SIGA Technologies, Inc.
(a)
............... 106,450 583,346
Supernus Pharmaceuticals, Inc.
(a)
.......... 431,473 14,130,741
Telomir Pharmaceuticals, Inc.
(a) (b)
.......... 67,417 217,757
Terns Pharmaceuticals, Inc.
(a)
............. 601,516 1,660,184
Security
Shares
Shares Value
Pharmaceuticals (continued)
Theravance Biopharma, Inc.
(a) (b)
........... 331,029 $ 2,956,089
Third Harmonic Bio, Inc.
(a)
............... 180,668 626,918
Trevi Therapeutics, Inc.
(a) (b)
.............. 264,165 1,661,598
Ventyx Biosciences, Inc.
(a)
............... 547,469 629,589
Veru, Inc.
(a) (b)
........................ 327,519 160,517
WaVe Life Sciences Ltd.
(a) (b)
.............. 121,463 981,421
Zevra Therapeutics, Inc.
(a) (b)
.............. 237,606 1,779,669
129,166,743
Professional Services — 1.0%
Alight, Inc. , Class A ................... 3,844,554 22,798,205
Asure Software, Inc.
(a)
.................. 222,843 2,128,151
Barrett Business Services, Inc. ............ 21,359 878,923
BlackSky Technology, Inc.
(a) (b)
............. 233,241 1,802,953
Conduent, Inc.
(a)
..................... 1,426,166 3,850,648
DLH Holdings Corp.
(a) (b)
................. 54,598 221,122
First Advantage Corp.
(a) (b)
............... 224,163 3,158,457
Forrester Research, Inc.
(a)
............... 111,517 1,030,417
Heidrick & Struggles International, Inc. ...... 185,701 7,953,574
HireQuest, Inc.
(b)
..................... 8,794 104,649
IBEX Holdings Ltd.
(a)
................... 80,510 1,960,418
Kelly Services, Inc. , Class A, NVS ......... 286,877 3,778,170
Korn Ferry ......................... 470,236 31,896,108
Mistras Group, Inc.
(a)
.................. 194,040 2,052,943
NV5 Global, Inc.
(a)
.................... 424,767 8,185,260
Planet Labs PBC , Class A
(a) (b)
............. 2,017,110 6,817,832
Resolute Holdings Management, Inc.
(a)
...... 2,905 91,043
Resources Connection, Inc. .............. 299,014 1,955,551
TrueBlue, Inc.
(a)
...................... 280,603 1,490,002
TTEC Holdings, Inc. ................... 186,850 614,736
Willdan Group, Inc.
(a)
.................. 118,547 4,827,234
107,596,396
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.
(a)
.......... 14,009 153,399
Anywhere Real Estate, Inc.
(a)
............. 914,217 3,044,343
Cushman & Wakefield plc
(a) (b)
............. 1,441,626 14,733,418
Forestar Group, Inc.
(a)
.................. 153,032 3,235,097
FRP Holdings, Inc.
(a)
................... 122,095 3,488,254
Kennedy-Wilson Holdings, Inc. ............ 1,052,507 9,135,761
Marcus & Millichap, Inc. ................ 220,663 7,601,840
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 6,183 108,635
Newmark Group, Inc. , Class A ............ 1,222,317 14,875,598
Offerpad Solutions, Inc. , Class A
(a) (b)
........ 80,099 132,964
Opendoor Technologies, Inc.
(a) (b)
........... 5,571,506 5,682,936
RE/MAX Holdings, Inc. , Class A
(a)
.......... 177,811 1,488,278
RMR Group, Inc. (The) , Class A ........... 145,733 2,426,454
Star Holdings
(a) (b)
..................... 125,535 1,068,303
Stratus Properties, Inc.
(a)
................ 50,655 899,126
Tejon Ranch Co.
(a)
.................... 192,970 3,058,575
Transcontinental Realty Investors, Inc.
(a)
..... 11,295 315,695
71,448,676
Residential REITs — 1.0%
Apartment Investment & Management Co. , Class
A ............................. 673,390 5,925,832
BRT Apartments Corp. ................. 108,148 1,838,516
Centerspace ........................ 154,285 9,989,954
Elme Communities .................... 811,867 14,126,486
Independence Realty Trust, Inc. ........... 2,070,412 43,954,847
NexPoint Residential Trust, Inc. ........... 210,514 8,321,618
UMH Properties, Inc. .................. 571,996 10,696,325
Veris Residential, Inc. .................. 729,852 12,349,096
107,202,674

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
46
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs — 2.4%
Acadia Realty Trust ................... 1,073,448 $ 22,488,736
CBL & Associates Properties, Inc. .......... 67,815 1,802,523
Curbline Properties Corp. ............... 870,189 21,049,872
FrontView REIT, Inc. ................... 137,382 1,757,116
Getty Realty Corp. .................... 469,650 14,643,687
InvenTrust Properties Corp. .............. 710,113 20,856,019
Kite Realty Group Trust ................. 1,989,351 44,501,782
Macerich Co. (The) ................... 2,286,470 39,258,690
NETSTREIT Corp. .................... 602,403 9,548,087
Phillips Edison & Co., Inc. ............... 959,512 35,012,593
Saul Centers, Inc. .................... 11,344 409,178
SITE Centers Corp. ................... 439,782 5,646,801
Tanger, Inc. ......................... 601,175 20,313,703
Urban Edge Properties ................. 1,153,809 21,922,371
Whitestone REIT ..................... 465,606 6,783,879
265,995,037
Semiconductors & Semiconductor Equipment — 0.9%
(a)
ACM Research, Inc. , Class A
(b)
............ 146,391 3,416,766
Alpha & Omega Semiconductor Ltd.
(b)
....... 219,979 5,468,678
Ambarella, Inc. ...................... 166,571 8,383,518
CEVA, Inc. ......................... 31,368 803,334
Cohu, Inc. .......................... 427,124 6,282,994
Diodes, Inc. ........................ 376,094 16,235,978
Everspin Technologies, Inc.
(b)
............. 40,369 205,882
Ichor Holdings Ltd. .................... 209,911 4,746,088
indie Semiconductor, Inc. , Class A
(b)
........ 1,051,028 2,138,842
MaxLinear, Inc. ...................... 40,247 437,082
Navitas Semiconductor Corp.
(b)
........... 984,972 2,019,193
Penguin Solutions, Inc.
(b)
................ 486,427 8,449,237
Photronics, Inc. ...................... 375,827 7,802,169
Rigetti Computing, Inc.
(b)
................ 1,731,618 13,714,415
Synaptics, Inc. ....................... 338,964 21,598,786
Veeco Instruments, Inc. ................ 82,200 1,650,576
103,353,538
Software — 1.3%
Adeia, Inc. ......................... 157,504 2,082,203
Aurora Innovation, Inc. , Class A
(a) (b)
......... 4,065,894 27,343,137
Bit Digital, Inc.
(a) (b)
..................... 1,129,025 2,280,630
Cerence, Inc.
(a) (b)
..................... 379,654 2,999,267
Cipher Mining, Inc.
(a) (b)
.................. 612,330 1,408,359
Commvault Systems, Inc.
(a)
.............. 26,797 4,227,495
Consensus Cloud Solutions, Inc.
(a)
......... 164,615 3,799,314
Core Scientific, Inc.
(a) (b)
................. 348,374 2,522,228
CS Disco, Inc.
(a)
...................... 94,723 387,417
Daily Journal Corp.
(a) (b)
................. 3,751 1,491,773
Digimarc Corp.
(a) (b)
.................... 8,742 112,072
Digital Turbine, Inc.
(a) (b)
................. 893,583 2,426,078
D-Wave Quantum, Inc.
(a) (b)
............... 764,671 5,811,500
E2open Parent Holdings, Inc. , Class A
(a) (b)
.... 1,874,526 3,749,052
EverCommerce, Inc.
(a) (b)
................ 58,367 588,339
Hut 8 Corp.
(a) (b)
...................... 750,541 8,721,286
I3 Verticals, Inc. , Class A
(a) (b)
............. 202,883 5,005,124
Life360, Inc.
(a) (b)
...................... 16,819 645,681
Logility Supply Chain Solutions, Inc. , Class A .. 292,580 4,172,191
MARA Holdings, Inc.
(a) (b)
................ 565,626 6,504,699
Meridianlink, Inc.
(a)
.................... 119,531 2,214,909
NCR Voyix Corp.
(a) (b)
................... 123,964 1,208,649
Olo, Inc. , Class A
(a)
.................... 489,156 2,954,502
ON24, Inc.
(a)
........................ 254,920 1,325,584
OneSpan, Inc. ....................... 35,690 544,272
Ooma, Inc.
(a)
........................ 196,867 2,576,989
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 329,539 3,453,569
Rekor Systems, Inc.
(a) (b)
................. 102,715 91,077
Security
Shares
Shares Value
Software (continued)
Rimini Street, Inc.
(a)
................... 423,641 $ 1,474,271
Riot Platforms, Inc.
(a) (b)
................. 2,470,145 17,587,432
Roadzen, Inc.
(a)
...................... 299,210 311,178
Silvaco Group, Inc.
(a) (b)
................. 12,732 58,058
SolarWinds Corp. .................... 502,604 9,262,992
SoundThinking, Inc.
(a)
.................. 10,767 182,501
Telos Corp.
(a)
........................ 511,433 1,217,211
Terawulf, Inc.
(a) (b)
..................... 168,772 460,748
Verint Systems, Inc.
(a) (b)
................. 566,931 10,119,718
Xperi, Inc.
(a)
......................... 410,165 3,166,474
144,487,979
Specialized REITs — 0.9%
Farmland Partners, Inc. ................ 407,960 4,548,754
Four Corners Property Trust, Inc. .......... 883,881 25,367,385
Gladstone Land Corp. ................. 310,189 3,263,188
Outfront Media, Inc. ................... 816,590 13,179,763
PotlatchDeltic Corp. ................... 720,185 32,494,747
Safehold, Inc.
(b)
...................... 477,270 8,934,494
Uniti Group, Inc. ..................... 2,249,729 11,338,634
99,126,965
Specialty Retail — 2.4%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 179,144 1,056,950
Academy Sports & Outdoors, Inc.
(b)
......... 460,920 21,022,561
aka Brands Holding Corp.
(a) (b)
............. 8,122 109,485
American Eagle Outfitters, Inc. ............ 340,760 3,959,631
America's Car-Mart, Inc.
(a) (b)
.............. 67,372 3,058,015
Arhaus, Inc. , Class A
(a)
................. 69,397 603,754
Arko Corp. ......................... 676,589 2,672,527
Asbury Automotive Group, Inc.
(a) (b)
.......... 180,210 39,797,576
BARK, Inc.
(a) (b)
....................... 1,198,406 1,665,784
Beyond, Inc.
(a) (b)
...................... 413,449 2,398,004
Caleres, Inc. ........................ 208,612 3,594,385
Citi Trends, Inc.
(a)
..................... 59,455 1,316,036
Designer Brands, Inc. , Class A ............ 312,552 1,140,815
Destination XL Group, Inc.
(a) (b)
............ 471,563 688,482
EVgo, Inc. , Class A
(a) (b)
................. 993,955 2,643,920
Foot Locker, Inc.
(a)
.................... 771,560 10,878,996
Genesco, Inc.
(a) (b)
..................... 72,644 1,542,232
Group 1 Automotive, Inc.
(b)
............... 119,601 45,681,602
GrowGeneration Corp.
(a) (b)
............... 535,796 578,660
Haverty Furniture Cos., Inc. .............. 134,419 2,650,743
J Jill, Inc. .......................... 5,305 103,607
Lands' End, Inc.
(a)
.................... 131,109 1,334,690
Leslie's, Inc.
(a) (b)
...................... 646,865 475,769
MarineMax, Inc.
(a) (b)
................... 198,651 4,270,996
Monro, Inc. ......................... 271,006 3,921,457
National Vision Holdings, Inc.
(a)
........... 669,694 8,558,689
ODP Corp. (The)
(a)
.................... 268,560 3,848,465
OneWater Marine, Inc. , Class A
(a) (b)
......... 107,871 1,745,353
Petco Health & Wellness Co., Inc.
(a)
........ 774,871 2,363,356
RealReal, Inc. (The)
(a)
.................. 276,215 1,488,799
RumbleON, Inc. , Class B
(a) (b)
............. 150,436 424,229
Sally Beauty Holdings, Inc.
(a) (b)
............ 949,653 8,575,367
Shoe Carnival, Inc. .................... 163,060 3,585,689
Signet Jewelers Ltd. ................... 382,387 22,201,389
Sleep Number Corp.
(a)
................. 203,237 1,288,523
Sonic Automotive, Inc. , Class A ........... 96,434 5,492,881
Stitch Fix, Inc. , Class A
(a)
................ 919,319 2,987,787
ThredUp, Inc. , Class A
(a)
................ 621,559 1,497,957
Tile Shop Holdings, Inc.
(a)
............... 158,098 1,024,475
Tilly's, Inc. , Class A
(a) (b)
................. 145,891 320,960
Urban Outfitters, Inc.
(a)
................. 419,878 22,001,607
Victoria's Secret & Co.
(a)
................ 553,567 10,285,275

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Winmark Corp. ...................... 26,915 $ 8,555,471
Zumiez, Inc.
(a) (b)
...................... 141,756 2,110,747
265,523,696
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc. , Class A
(b)
............ 34,870 379,037
Corsair Gaming, Inc.
(a)
................. 329,049 2,915,374
Diebold Nixdorf, Inc.
(a) (b)
................. 234,746 10,263,095
Eastman Kodak Co.
(a) (b)
................. 561,714 3,550,032
Immersion Corp. ..................... 277,979 2,107,081
Turtle Beach Corp.
(a) (b)
.................. 59,912 854,944
Xerox Holdings Corp. .................. 1,065,702 5,147,341
25,216,904
Textiles, Apparel & Luxury Goods — 0.2%
Figs, Inc. , Class A
(a) (b)
.................. 1,129,262 5,183,313
G-III Apparel Group Ltd.
(a) (b)
.............. 360,035 9,846,957
Movado Group, Inc. ................... 135,284 2,261,948
Oxford Industries, Inc. ................. 41,005 2,405,763
Rocky Brands, Inc. .................... 42,768 742,880
Superior Group of Cos., Inc. ............. 97,867 1,070,665
Vera Bradley, Inc.
(a)
................... 226,798 510,296
22,021,822
Tobacco — 0.1%
Turning Point Brands, Inc. ............... 22,300 1,325,512
Universal Corp. ...................... 221,201 12,398,316
13,723,828
Trading Companies & Distributors — 1.5%
Beacon Roofing Supply, Inc.
(a)
............ 38,512 4,763,934
BlueLinx Holdings, Inc.
(a)
................ 75,840 5,686,483
Boise Cascade Co. ................... 184,191 18,067,295
Custom Truck One Source, Inc.
(a) (b)
......... 166,822 703,989
Distribution Solutions Group, Inc.
(a) (b)
........ 12,293 344,204
DNOW, Inc.
(a)
....................... 975,545 16,662,309
DXP Enterprises, Inc.
(a) (b)
................ 102,873 8,462,333
EVI Industries, Inc. .................... 12,345 207,149
GATX Corp. ........................ 327,991 50,927,163
GMS, Inc.
(a) (b)
........................ 35,731 2,614,437
H&E Equipment Services, Inc. ............ 24,525 2,324,725
Hudson Technologies, Inc.
(a)
............. 362,559 2,236,989
MRC Global, Inc.
(a)
.................... 787,076 9,035,633
Rush Enterprises, Inc. , Class A ........... 559,701 29,893,630
Rush Enterprises, Inc. , Class B ........... 82,167 4,644,079
Titan Machinery, Inc.
(a) (b)
................ 193,623 3,299,336
Willis Lease Finance Corp. .............. 26,393 4,169,302
164,042,990
Water Utilities — 0.6%
American States Water Co. .............. 151,862 11,948,502
California Water Service Group ........... 401,814 19,471,906
Consolidated Water Co. Ltd. ............. 103,122 2,525,458
Middlesex Water Co. .................. 140,730 9,020,793
Pure Cycle Corp.
(a)
.................... 180,847 1,893,468
SJW Group ......................... 306,704 16,773,642
York Water Co. (The) .................. 114,268 3,962,814
65,596,583
Wireless Telecommunication Services — 0.4%
Gogo, Inc.
(a) (b)
....................... 342,306 2,950,678
Spok Holdings, Inc. ................... 167,567 2,754,801
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc. ........... 903,636 $ 35,006,859
40,712,338
Total Common Stocks — 99 .6%
(Cost: $ 12,330,772,601 ) ............................ 10,906,657,809
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............. 19,180 9,015
Contra Chinook Therape, CVR ........... 381,225 324,041
Inhibrx, Inc., CVR
(b)
................... 106,185 119,989
453,045
Total Rights — 0.0%
(Cost: $ 217,432 ) ................................. 453,045
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 11,820 30,082
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. ( Issued/Exercisable
09/01/20 , 1 Share for 1 Warrant, Expires
09/01/25 , Strike Price USD 133.70 )
(a)
..... 21,281 46,393
Total Warrants — 0.0%
(Cost: $ 1,746,784 ) ............................... 76,475
Total Long-Term Investments — 99.6%
(Cost: $ 12,332,736,817 ) ............................ 10,907,187,329
Short-Term Securities
Money Market Funds — 6.9%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(h)
................... 731,688,928 732,054,773
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 18,993,843 18,993,843
Total Short-Term Securities — 6 .9%
(Cost: $ 750,596,719 ) .............................. 751,048,616
Total Investments — 106 .5%
(Cost: $ 13,083,333,536 ) ............................ 11,658,235,945
Liabilities in Excess of Other Assets — (6.5) % ............. (711,296,564)
Net Assets — 100.0% ...............................
$ 10,946,939,381
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $143,169, representing less than 0.05% of its net assets as of period end, and an original cost of $6,061,464.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
48
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 934,241,356 $ — $ (202,192,434)
(a)
$ 107,645 $ (101,794) $ 732,054,773 731,688,928 $ 9,753,558
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 25,050,880 — (6,057,037)
(a)
— — 18,993,843 18,993,843 1,320,630 —
$ 107,645 $ (101,794) $ 751,048,616 $ 11,074,188 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 374 06/20/25 $ 37,907 $ (818,595)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 818,595 $ — $ — $ — $ 818,595
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (2,355,184) $ — $ — $ — $ (2,355,184)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (1,675,298) $ — $ — $ — $ (1,675,298)

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
49
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 52,786,828
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,905,512,109 $ 143,169 $ 1,002,531 $ 10,906,657,809
Rights ................................................ — — 453,045 453,045
Warrants .............................................. — 76,475 — 76,475
Short-Term Securities
Money Market Funds ...................................... 751,048,616 — — 751,048,616
$ 11,656,560,725 $ 219,644 $ 1,455,576 $ 11,658,235,945
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (818,595) $ — $ — $ (818,595)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

March 31, 2025
2025
iShares Annual Financial Statements and Additional Information
50
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 63,216,114,203 $ 10,720,883,943 $ 10,907,187,329
Investments, at value — affiliated
(c)
............................................................ 6,605,740,339 1,566,291,343 751,048,616
Cash pledged:
Futures contracts ...................................................................... 10,968,000 1,933,000 2,554,000
Foreign currency, at value
(d)
................................................................. 1,143,388 — 405,446
Receivables: – – –
Investment s sold ...................................................................... 56,577 — 19,548
Securities lending income — affiliated ........................................................ 5,105,163 981,140 846,432
Dividends — unaffiliated ................................................................. 63,895,137 2,155,417 19,787,268
Dividends — affiliated ................................................................... 516,764 98,586 73,940
Total a ssets ...........................................................................
69,903,539,571 12,292,343,429 11,681,922,579
LIABILITIES
Bank overdraft .......................................................................... 2,429,728 96,771 961,297
Collateral on securities loaned ............................................................... 6,507,336,983 1,541,408,993 731,569,389
Payables: – – –
Investments purchased .................................................................. 10,934,697 705,501 34,875
Capital shares redeemed ................................................................. 34,667,728 1,297,323 —
Investment advisory fees ................................................................. 10,513,683 2,224,143 2,252,025
Variation margin on futures contracts ......................................................... 798,059 107,592 165,612
Total li abilities ..........................................................................
6,566,680,878 1,545,840,323 734,983,198
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 63,336,858,693 $ 10,746,503,106 $ 10,946,939,381
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 113,557,362,685 $ 14,748,534,917 $ 14,389,839,854
Accumulated loss ....................................................................... (50,220,503,992) (4,002,031,811) (3,442,900,473)
NET ASSETS ..........................................................................
$ 63,336,858,693 $ 10,746,503,106 $ 10,946,939,381
NET ASSET VALUE
Shares outstanding ......................................................................
317,400,000 42,050,000 72,500,000
Net asset value .........................................................................
$ 199.55 $ 255.56 $ 150.99
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 92,353,412,664 $ 11,256,953,417 $ 12,332,736,817
(b)
  Securities loaned, at value .......................................................... $ 6,156,083,368 $ 1,472,210,477 $ 687,497,561
(c)
  Investments, at cost — affiliated ....................................................... $ 6,601,475,998 $ 1,565,296,536 $ 750,596,719
(d)
  Foreign currency, at cost ........................................................... $ 1,143,388 $ — $ 405,446

Statements of Operations
Year Ended March 31, 2025
51
Statements of Operations
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 846,223,802 $ 69,482,249 $ 233,998,187
Dividends — affiliated ................................................................... 6,574,472 1,286,662 1,320,630
Interest — unaffiliated ................................................................... 1,050,007 191,567 209,763
Securities lending income — affiliated — net ................................................... 74,017,850 17,291,957 9,753,558
Foreign taxes withheld .................................................................. (2,242,501) (147,902) (673,600)
Total investment income ...................................................................
925,623,630 88,104,533 244,608,538
EXPENSES
Investment advisory .................................................................... 128,679,339 27,820,770 28,758,788
Interest expense ...................................................................... 40,616 969 4,149
Total expenses .........................................................................
128,719,955 27,821,739 28,762,937
Less: – – –
Payment by affiliate .................................................................... (1,633) (4,648) (5,322)
Total ex penses after payment by affiliate ........................................................
128,718,322 27,817,091 28,757,615
Net investment income ....................................................................
796,905,308 60,287,442 215,850,923
REALIZED AND UNREALIZED GAIN (LOSS) $ (4,852,332,103) $ (663,330,891) $ (637,780,894)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. (2,842,848,589) (76,041,796) 151,020,872
Investments — affiliated ............................................................... 119,828 (10,496) 107,645
Foreign currency transactions ........................................................... 8,134 (1,049) 3,927
Futures contracts .................................................................... (46,638,032) (6,572,865) (2,355,184)
In-kind redemptions — unaffiliated
(a)
....................................................... 10,043,136,705 641,287,822 544,759,959
7,153,778,046 558,661,616 693,537,219
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (12,000,556,865) (1,220,779,666) (1,329,541,021)
Investments — affiliated ............................................................... 91,684 (5,461) (101,794)
Futures contracts .................................................................... (5,644,969) (1,207,379) (1,675,298)
(12,006,110,150) (1,221,992,506) (1,331,318,113)
Net realized and unrealized loss ..............................................................
(4,852,332,104) (663,330,890) (637,780,894)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (4,055,426,796) $ (603,043,448) $ (421,929,971)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2025
iShares Annual Financial Statements and Additional Information
52
See notes to financial statements.
iShares Russell 2000 ETF iShares Russell 2000 Growth ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 796,905,308 $ 765,927,415 $ 60,287,442 $ 64,050,550
Net realized gain ................................................ 7,153,778,046 3,008,970,813 558,661,616 202,380,274
Net change in unrealized appreciation (depreciation) ........................ (12,006,110,150) 6,600,043,339 (1,221,992,506) 1,713,894,843
Net increase (decrease) in net assets resulting from operations ...................
(4,055,426,796) 10,374,941,567 (603,043,448) 1,980,325,667
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(790,428,885) (780,867,167) (99,649,768) (73,193,238)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
2,687,596,374 6,192,468,565 (206,563,558) 370,405,257
NET ASSETS
Total increase (decrease) in net assets ................................... (2,158,259,307) 15,786,542,965 (909,256,774) 2,277,537,686
Beginning of year ..................................................
65,495,118,000 49,708,575,035 11,655,759,880 9,378,222,194
End of year ......................................................
$ 63,336,858,693 $ 65,495,118,000 $ 10,746,503,106 $ 11,655,759,880
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
53
Statements of Changes in Net Assets
See notes to financial statements.
iShares Russell 2000 Value ETF
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 215,850,923 $ 219,987,187
Net realized gain (loss) .............................................................................. 693,537,219 (11,799,462)
Net change in unrealized appreciation (depreciation) .......................................................... (1,331,318,113) 1,756,720,592
Net increase (decrease) in net assets resulting from operations .....................................................
(421,929,971) 1,964,908,317
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(217,247,558) (238,570,923)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net decrease in net assets derived from capital share transactions ...................................................
(955,726,538) (630,024,534)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (1,594,904,067) 1,096,312,860
Beginning of year ....................................................................................
12,541,843,448 11,445,530,588
End of year ........................................................................................
$ 10,946,939,381 $ 12,541,843,448
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
54
See notes to financial statements.
iShares Russell 2000 ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ...............................
$ 210.56  $ 178.62  $ 205.42  $ 220.43  $ 114.62
Net investment income
(a)
......................................
2 .52  2 .58  2 .67  1 .97  1 .73
Net realized and unrealized gain (loss)
(b)
............................
(11.06) 31.95  (26.65) (14.89) 106.10
Net increase (decrease) from investment operations ..................... (8.54) 34.53  (23.98) (12.92) 107.83
Distributions from net investment income
(c)
......................... (2.47) (2.59) (2.82) (2.09) (2.02)
Net asset value, end of year .................................... $ 199.55  $ 210.56  $ 178.62  $ 205.42  $ 220.43
Total Return
(d)
Based on net asset value ....................................... (4.14)%
(e)
19.51% (11.63)% (5.92)% 94.67%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.19%
(g)
0.19% 0.19% 0.19% 0.19%
Net investment income .........................................
1.17% 1.38% 1.47% 0.90% 1.01%
Supplemental Data
Net assets, end of year (000) ..................................... $ 63,336,859  $ 65,495,118  $ 49,708,575  $ 61,953,275  $ 69,303,587
Portfolio turnover rate
(h)
......................................... 18% 17% 18% 23% 20%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes payment from an affiliate with no financial impact to the expense ratios.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
55
Financial Highlights
See notes to financial statements.
iShares Russell 2000 Growth ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ...............................
$ 271.06  $ 227.08  $ 256.05  $ 300.18  $ 158.74
Net investment income
(a)
......................................
1 .42  1 .52  1 .80  0 .67  1 .02
Net realized and unrealized gain (loss)
(b)
............................
(14.58) 44.19  (28.92) (43.86) 141.60
Net increase (decrease) from investment operations ..................... (13.16) 45.71  (27.12) (43.19) 142.62
Distributions from net investment income
(c)
......................... (2.34) (1.73) (1.85) (0.94) (1.18)
Net asset value, end of year .................................... $ 255.56  $ 271.06  $ 227.08  $ 256.05  $ 300.18
Total Return
(d)
Based on net asset value ....................................... (4.94)%
(e)
20.23% (10.55)% (14.42)% 90.06%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.24%
(g)
0.24% 0.24% 0.23% 0.24%
Net investment income .........................................
0.51% 0.64% 0.80% 0.23% 0.42%
Supplemental Data
Net assets, end of year (000) ..................................... $ 10,746,503  $ 11,655,760  $ 9,378,222  $ 10,830,819  $ 12,082,282
Portfolio turnover rate
(h)
......................................... 30% 34% 35% 40% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes payment from an affiliate with no financial impact to the expense ratios.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
56
See notes to financial statements.
iShares Russell 2000 Value ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ...............................
$ 159.06  $ 137.24  $ 161.43  $ 159.14  $ 82.34
Net investment income
(a)
......................................
2 .87  2 .78  2 .89  2 .26  1 .84
Net realized and unrealized gain (loss)
(b)
............................
(8.05) 22.07  (23.96) 2.61  77.01
Net increase (decrease) from investment operations ..................... (5.18) 24.85  (21.07) 4.87  78.85
Distributions from net investment income
(c)
......................... (2.89) (3.03) (3.12) (2.58) (2.05)
Net asset value, end of year .................................... $ 150.99  $ 159.06  $ 137.24  $ 161.43  $ 159.14
Total Return
(d)
Based on net asset value ....................................... (3.36)%
(e)
18.35% (13.04)% 3.07% 96.79%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.24%
(g)
0.24% 0.24% 0.23% 0.24%
Net investment income .........................................
1.77% 1.95% 1.99% 1.39% 1.57%
Supplemental Data
Net assets, end of year (000) ..................................... $ 10,946,939  $ 12,541,843  $ 11,445,531  $ 14,658,000  $ 16,319,316
Portfolio turnover rate
(h)
......................................... 28% 29% 32% 35% 28%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes payment from an affiliate with no financial impact to the expense ratios.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
57
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  March 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Russell 2000 ........................................................................................................ Diversified
Russell 2000 Growth .................................................................................................. Diversified
Russell 2000 Value ................................................................................................... Diversified

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
58
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
59
Notes to Financial Statements
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000
Barclays Bank plc ...................................... $ 332,858,464 $ (332,858,464) $ – $ –
Barclays Capital, Inc. ................................... 44,898,753 (44,898,753) – –
BMO Capital Markets Corp. ............................... 725,301 (725,301) – –
BNP Paribas SA ....................................... 612,529,442 (612,529,442) – –
BofA Securities, Inc. .................................... 455,762,243 (455,762,243) – –
Citadel Clearing LLC .................................... 53,523,030 (39,581,927) – 13,941,103
(b)
Citigroup Global Markets, Inc. .............................. 416,394,520 (416,394,520) – –
Deutsche Bank Securities, Inc. ............................. 771,582 (771,582) – –
Goldman Sachs & Co. LLC ............................... 839,205,619 (839,205,619) – –
HSBC Bank plc ....................................... 77,861,682 (77,861,682) – –
ING Financial Markets LLC ............................... 253,026 (253,026) – –
J.P. Morgan Securities LLC ............................... 1,265,906,598 (1,265,906,598) – –
Jefferies LLC ......................................... 71,305,101 (71,305,101) – –
Morgan Stanley ....................................... 888,818,272 (888,818,272) – –
National Bank Financial, Inc. .............................. 56,101,779 (56,101,779) – –
National Financial Services LLC ............................ 93,672,952 (93,672,952) – –
Natixis SA ........................................... 55,138,788 (55,138,788) – –
Nomura Securities International, Inc. ......................... 555,134 (555,134) – –
Pershing LLC ......................................... 434,051 (434,051) – –
RBC Capital Markets LLC ................................ 720,049 (720,049) – –
Scotia Capital (USA), Inc. ................................ 129,639,921 (129,639,921) – –
SG Americas Securities LLC .............................. 39,477,604 (39,477,604) – –
State Street Bank & Trust Co. .............................. 149,272,896 (149,272,896) – –
Toronto-Dominion Bank .................................. 5,486,458 (5,486,458) – –
UBS AG ............................................ 123,831,433 (123,831,433) – –
UBS Securities LLC .................................... 15,334,413 (15,334,413) – –
Virtu Americas LLC ..................................... 20,943,651 (20,943,651) – –
Wells Fargo Bank N.A. .................................. 208,150,233 (208,150,233) – –
Wells Fargo Securities LLC ............................... 196,510,373 (196,510,373) – –
$ 6,156,083,368 $ (6,142,142,265) $ – $ 13,941,103

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
60
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000 Growth
Barclays Bank plc ...................................... $ 87,347,085 $ (87,347,085) $ – $ –
Barclays Capital, Inc. ................................... 3,232,909 (3,232,909) – –
BMO Capital Markets Corp. ............................... 56,783 (56,783) – –
BNP Paribas SA ....................................... 124,319,925 (124,319,925) – –
BofA Securities, Inc. .................................... 98,205,468 (98,205,468) – –
Citadel Clearing LLC .................................... 18,222,358 (18,222,358) – –
Citigroup Global Markets, Inc. .............................. 125,312,178 (125,312,178) – –
Goldman Sachs & Co. LLC ............................... 220,312,524 (220,312,524) – –
HSBC Bank plc ....................................... 19,472,382 (19,472,382) – –
J.P. Morgan Securities LLC ............................... 279,005,782 (279,005,782) – –
Jefferies LLC ......................................... 22,758,298 (22,758,298) – –
Mizuho Securities USA LLC ............................... 32,309 (32,309) – –
Morgan Stanley ....................................... 272,760,057 (272,760,057) – –
National Financial Services LLC ............................ 31,442,891 (31,442,891) – –
Natixis SA ........................................... 17,404,112 (17,404,112) – –
RBC Capital Markets LLC ................................ 101,656 (101,656) – –
Scotia Capital (USA), Inc. ................................ 1,310,369 (1,310,369) – –
SG Americas Securities LLC .............................. 22,793,751 (22,793,751) – –
State Street Bank & Trust Co. .............................. 35,744,577 (35,744,577) – –
Toronto-Dominion Bank .................................. 9,943,408 (9,943,408) – –
UBS AG ............................................ 29,193,873 (29,193,873) – –
UBS Securities LLC .................................... 2,778,580 (2,778,580) – –
Virtu Americas LLC ..................................... 671,099 (671,099) – –
Wells Fargo Bank N.A. .................................. 22,168,788 (22,168,788) – –
Wells Fargo Securities LLC ............................... 27,619,315 (27,619,315) – –
$ 1,472,210,477 $ (1,472,210,477) $ – $ –
Russell 2000 Value
Barclays Bank plc ...................................... $ 58,924,304 $ (58,924,304) $ – $ –
Barclays Capital, Inc. ................................... 1,282,404 (1,282,404) – –
BMO Capital Markets Corp. ............................... 53,115 (53,115) – –
BNP Paribas SA ....................................... 78,553,968 (78,553,968) – –
BofA Securities, Inc. .................................... 32,109,149 (32,109,149) – –
Citadel Clearing LLC .................................... 3,191,916 (3,191,916) – –
Citigroup Global Markets, Inc. .............................. 42,647,149 (42,647,149) – –
Deutsche Bank Securities, Inc. ............................. 125,860 (125,860) – –
Goldman Sachs & Co. LLC ............................... 139,119,376 (139,119,376) – –
HSBC Bank plc ....................................... 5,313,330 (5,313,330) – –
J.P. Morgan Securities LLC ............................... 127,453,253 (127,453,253) – –
Jefferies LLC ......................................... 4,680,173 (4,680,173) – –
Mizuho Securities USA LLC ............................... 126,715 (126,715) – –
Morgan Stanley ....................................... 83,744,810 (83,744,810) – –
National Financial Services LLC ............................ 8,478,555 (8,478,555) – –
Natixis SA ........................................... 6,244,489 (6,244,489) – –
Pershing LLC ......................................... 9,692 (9,692) – –
RBC Capital Markets LLC ................................ 60,918 (60,918) – –
Scotia Capital (USA), Inc. ................................ 12,122,177 (12,122,177) – –
SG Americas Securities LLC .............................. 780,769 (780,769) – –
State Street Bank & Trust Co. .............................. 14,714,180 (14,714,180) – –
Toronto-Dominion Bank .................................. 612,531 (612,531) – –
UBS AG ............................................ 39,451,594 (39,451,594) – –
UBS Securities LLC .................................... 151,650 (151,650) – –
Virtu Americas LLC ..................................... 296,108 (296,108) – –
Wells Fargo Bank N.A. .................................. 16,371,721 (16,371,721) – –
Wells Fargo Securities LLC ............................... 10,877,655 (10,877,655) – –
$ 687,497,561 $ (687,497,561) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
61
Notes to Financial Statements
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other
iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Average Daily Net Assets Investment Advisory Fees
First $46 billion ................................................................................................... 0.200000%
Over $46 billion, up to and including $81 billion .............................................................................. 0.190000
Over $81 billion, up to and including $111 billion ............................................................................. 0.180500
Over $111 billion, up to and including $141 billion ............................................................................ 0.171475
Over $141 billion, up to and including $171 billion ............................................................................ 0.162901
Over $171 billion .................................................................................................. 0.154756
Average Daily Net Assets Investment Advisory Fees
First $46 billion ................................................................................................... 0.250000%
Over $46 billion, up to and including $81 billion .............................................................................. 0.237500
Over $81 billion, up to and including $111 billion ............................................................................. 0.225625
Over $111 billion, up to and including $141 billion ............................................................................ 0.214343
Over $141 billion, up to and including $171 billion ............................................................................ 0.203626
Over $171 billion .................................................................................................. 0.193445

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
62
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
During the year ended March 31, 2025, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF received reimbursements of
$1,633, $4,648 and $5,322 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to operating events.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2025, in-kind transactions were as follows:
iShares ETF Amounts
Russell 2000 ............................................................................................................ $ 19,819,231
Russell 2000 Growth ...................................................................................................... 4,685,464
Russell 2000 Value ....................................................................................................... 2,566,574
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 2000 ......................................................................... $ 1,103,172,842 $ 2,807,166,367 $ (124,790,526)
Russell 2000 Growth ................................................................... 1,393,221,869 1,889,552,040 (320,076,310)
Russell 2000 Value .................................................................... 890,432,068 1,905,091,921 358,742,779
iShares ETF Purchases Sales
Russell 2000 ......................................................................................... $ 12,352,914,796 $ 12,036,076,592
Russell 2000 Growth ................................................................................... 3,553,803,206 3,574,937,029
Russell 2000 Value .................................................................................... 3,378,035,590 3,421,212,454
iShares ETF
In-kind
Purchases
In-kind
Sales
Russell 2000 ......................................................................................... $ 95,389,930,072 $ 92,776,950,208
Russell 2000 Growth ................................................................................... 1,869,398,464 2,070,881,698
Russell 2000 Value .................................................................................... 1,825,020,397 2,682,742,153

Notes to Financial Statements
(continued)
63
Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2025, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
For the year ended March 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Russell 2000 .............................................................................. $ 9,976,974,163 $ (9,976,974,163)
Russell 2000 Growth ........................................................................ 592,111,089 (592,111,089)
Russell 2000 Value ......................................................................... 542,639,072 (542,639,072)
—
iShares ETF
Year Ended
03/31/25
Year Ended
03/31/24
Russell 2000
Ordinary income ...................................................................................... $ 790,428,885 $ 780,867,167
Russell 2000 Growth
Ordinary income ...................................................................................... $ 99,649,768 $ 73,193,238
Russell 2000 Value
Ordinary income ...................................................................................... $ 217,247,558 $ 238,570,923
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Capital Losses
(c)
Total
Russell 2000 ............................................. $ 6,570,412 $ (19,949,370,377) $ (30,277,704,027) $ — $ (50,220,503,992)
Russell 2000 Growth ....................................... — (3,358,138,968) (643,761,081) (131,762) (4,002,031,811)
Russell 2000 Value ........................................ 4,419,933 (1,893,427,246) (1,553,893,160) — (3,442,900,473)
iShares ETF Utilized
Russell 2000 Value ................................................................................................... $ 127,611,544
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 2000 .................................................... $ 100,099,558,569 $ 1,643,752,180 $ (31,921,456,207) $ (30,277,704,027)
Russell 2000 Growth ............................................... 12,930,936,367 1,748,272,614 (2,392,033,695) (643,761,081)
Russell 2000 Value ................................................ 13,212,129,105 1,264,647,999 (2,818,541,159) (1,553,893,160)

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
64
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Notes to Financial Statements
(continued)
65
Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/25
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
Russell 2000
Shares sold 463,700,000 $ 101,455,157,664 487,900,000 $ 90,794,325,281
Shares redeemed
(457,350,000) (98,767,561,290) (455,150,000) (84,601,856,716)
6,350,000 $ 2,687,596,374 32,750,000 $ 6,192,468,565
Russell 2000 Growth
Shares sold 6,700,000 $ 1,901,988,415 13,700,000 $ 3,194,892,181
Shares redeemed
(7,650,000) (2,108,551,973) (12,000,000) (2,824,486,924)
(950,000) $ (206,563,558) 1,700,000 $ 370,405,257
Russell 2000 Value
Shares sold 12,500,000 $ 2,055,807,250 17,950,000 $ 2,558,416,540
Shares redeemed
(18,850,000) (3,011,533,788) (22,500,000) (3,188,441,074)
(6,350,000) $ (955,726,538) (4,550,000) $ (630,024,534)

Report of Independent Registered Public Accounting Firm
2025
iShares Annual Financial Statements and Additional Information
66
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31,
2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended
March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF

Important Tax Information
(unaudited)
67
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2025:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Russell 2000 ...................................................................................................... $ 589,203,520
Russell 2000 Growth ................................................................................................ 61,072,398
Russell 2000 Value ................................................................................................. 161,908,865
iShares ETF
Qualified Business
Income
Russell 2000 ...................................................................................................... $ 122,824,151
Russell 2000 Growth ................................................................................................ 3,203,244
Russell 2000 Value ................................................................................................. 44,474,784
iShares ETF
Dividends-Received
Deduction
Russell 2000 ...................................................................................................... 71 .04%
Russell 2000 Growth ................................................................................................ 58 .65
Russell 2000 Value ................................................................................................. 70 .20

Additional Information
2025
iShares Annual Financial Statements and Additional information
68
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Russell 2000
ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was
USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Russell 2000 ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Additional Information
(continued)
69
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2025
iShares Annual Financial Statements and Additional Information
70
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this compa-
ny make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Micro-Cap ETF | IWC | NYSE Arca
iShares Russell 2500 ETF | SMMD | Cboe BZX Exchange
iShares Russell Mid-Cap ETF | IWR | NYSE Arca
iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca

Page
2

Schedule of Investments
March 31, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
AerSale Corp.
(a)
...................... 74,851 $ 560,634
Archer Aviation, Inc. , Class A
(a) (b)
........... 723,151 5,141,604
Astronics Corp.
(a) (b)
.................... 65,812 1,590,676
Byrna Technologies, Inc.
(a) (b)
.............. 38,165 642,698
Cadre Holdings, Inc. ................... 58,385 1,728,780
CPI Aerostructures, Inc.
(a)
............... 28,470 98,791
Ducommun, Inc.
(a)
.................... 30,424 1,765,505
Innovative Solutions & Support, Inc.
(a)
....... 32,669 205,488
Intuitive Machines, Inc. , Class A
(a) (b)
......... 94,250 702,162
National Presto Industries, Inc. ............ 11,559 1,016,152
Optex Systems Holdings, Inc.
(a)
........... 8,673 49,263
Park Aerospace Corp. .................. 40,914 550,293
Redwire Corp.
(a) (b)
..................... 50,787 421,024
Virgin Galactic Holdings, Inc.
(a) (b)
........... 59,172 179,291
VirTra, Inc.
(a) (b)
....................... 23,739 96,618
14,748,979
Air Freight & Logistics — 0.1%
(a)
Air T, Inc.
(b)
......................... 2,202 37,214
Freightos Ltd. ....................... 29,269 69,953
Radiant Logistics, Inc. ................. 78,877 485,093
592,260
Automobile Components — 0.3%
(a)
Cooper-Standard Holdings, Inc. ........... 37,648 576,767
Holley, Inc.
(b)
........................ 102,277 262,852
Motorcar Parts of America, Inc.
(b)
.......... 42,483 403,588
Solid Power, Inc. , Class A
(b)
.............. 345,111 362,367
Stoneridge, Inc. ...................... 61,657 283,006
Strattec Security Corp. ................. 8,218 324,282
Superior Industries International, Inc.
(b)
...... 48,954 104,272
Sypris Solutions, Inc. .................. 28,262 45,502
2,362,636
Automobiles — 0.0%
(a)
Cenntro, Inc.
(b)
....................... 58,437 51,050
Envirotech Vehicles, Inc. ................ 24,769 6,264
Mullen Automotive, Inc. ................. 70,255 7,377
64,691
Banks — 18.0%
ACNB Corp. ........................ 18,682 768,951
Affinity Bancshares, Inc. ................ 9,928 176,321
Amalgamated Financial Corp. ............ 40,484 1,163,915
Amerant Bancorp, Inc. , Class A ........... 82,973 1,712,563
AmeriServ Financial, Inc. ............... 34,813 84,596
Ames National Corp. .................. 19,856 347,877
Arrow Financial Corp. .................. 36,716 965,264
Auburn National Bancorp, Inc. ............ 5,153 111,253
Bank First Corp. ..................... 21,742 2,190,289
Bank of Marin Bancorp ................. 35,285 778,740
Bank of the James Financial Group, Inc. ..... 9,145 135,163
Bank7 Corp. ........................ 9,120 353,309
BankFinancial Corp. ................... 21,592 272,923
Bankwell Financial Group, Inc. ............ 14,561 439,451
Bar Harbor Bankshares ................ 33,413 985,683
BayCom Corp. ...................... 23,469 590,715
Bayfirst Financial Corp. ................. 8,010 134,007
BCB Bancorp, Inc. .................... 33,327 328,604
Blue Foundry Bancorp
(a)
................ 44,039 405,159
Blue Ridge Bankshares, Inc.
(a)
............ 115,397 376,194
Bogota Financial Corp.
(a) (b)
............... 9,356 71,667
Bridgewater Bancshares, Inc.
(a)
........... 44,399 616,702
Broadway Financial Corp.
(a)
.............. 9,285 66,573
Burke & Herbert Financial Services Corp. .... 30,409 1,706,249
Security
Shares
Shares Value
Banks (continued)
Business First Bancshares, Inc. ........... 54,182 $ 1,319,332
BV Financial, Inc.
(a)
................... 22,711 346,570
Byline Bancorp, Inc. ................... 70,253 1,837,818
C&F Financial Corp. ................... 6,820 459,600
California Bancorp
(a)
................... 55,211 791,174
Camden National Corp. ................ 37,848 1,531,709
Capital Bancorp, Inc. .................. 20,782 588,754
Capital City Bank Group, Inc. ............. 30,891 1,110,840
Carter Bankshares, Inc.
(a)
............... 50,898 823,530
Catalyst Bancorp, Inc.
(a)
................ 8,594 100,120
CB Financial Services, Inc. .............. 10,660 303,277
Central Pacific Financial Corp. ............ 59,562 1,610,556
Central Plains Bancshares, Inc.
(a) (b)
......... 7,773 115,973
CF Bankshares, Inc. ................... 8,274 182,359
CFSB Bancorp, Inc.
(a)
.................. 6,251 47,695
Chemung Financial Corp. ............... 7,298 347,166
ChoiceOne Financial Services, Inc. ......... 18,886 543,350
Citizens & Northern Corp. ............... 33,312 670,237
Citizens Community Bancorp, Inc. ......... 21,948 315,612
Citizens Financial Services, Inc. ........... 10,107 586,711
Civista Bancshares, Inc. ................ 34,303 670,281
CNB Financial Corp. ................... 46,441 1,033,312
Coastal Financial Corp.
(a) (b)
.............. 28,043 2,535,368
Colony Bankcorp, Inc. ................. 36,982 597,259
Community Trust Bancorp, Inc. ........... 34,540 1,739,434
Community West Bancshares ............ 37,829 699,080
ConnectOne Bancorp, Inc. .............. 81,197 1,973,899
Dime Community Bancshares, Inc. ......... 88,837 2,476,776
Eagle Bancorp Montana, Inc. ............. 16,701 279,909
ECB Bancorp, Inc.
(a)
................... 18,126 274,609
Enterprise Bancorp, Inc. ................ 22,299 868,100
Equity Bancshares, Inc. , Class A .......... 36,766 1,448,580
Esquire Financial Holdings, Inc. ........... 15,936 1,201,256
ESSA Bancorp, Inc. ................... 18,967 357,528
Evans Bancorp, Inc. ................... 11,832 461,093
Farmers & Merchants Bancorp, Inc. ........ 28,544 682,487
Farmers National Banc Corp. ............. 81,955 1,069,513
Fidelity D&D Bancorp, Inc. ............... 10,641 442,772
Financial Institutions, Inc. ............... 43,165 1,077,398
Finward Bancorp ..................... 9,097 264,723
Finwise Bancorp
(a)
.................... 23,500 411,485
First Bancorp, Inc. (The) ................ 24,081 595,282
First Bank .......................... 47,100 697,551
First Business Financial Services, Inc. ....... 17,775 838,091
First Capital, Inc. ..................... 7,217 275,329
First Community Bankshares, Inc. ......... 38,198 1,439,683
First Community Corp. ................. 16,724 377,293
First Financial Corp. ................... 25,758 1,261,627
First Financial Northwest, Inc. ............ 15,888 360,022
First Foundation, Inc. .................. 141,831 736,103
First Guaranty Bancshares, Inc. ........... 13,684 105,367
First Internet Bancorp .................. 18,133 485,602
First Mid Bancshares, Inc. ............... 51,310 1,790,719
First National Corp.
(b)
.................. 11,725 263,226
First Northwest Bancorp ................ 17,425 177,038
First of Long Island Corp. (The) ........... 47,767 589,922
First Savings Financial Group, Inc. ......... 12,596 324,473
First Seacoast Bancorp
(a) (b)
.............. 9,984 116,314
First United Corp. .................... 13,551 406,801
First US Bancshares, Inc.
(b)
.............. 10,934 146,078
First Western Financial, Inc.
(a)
............ 18,219 358,003
Five Star Bancorp .................... 37,381 1,039,192
Flushing Financial Corp. ................ 69,028 876,656
Franklin Financial Services Corp. .......... 9,327 330,642
FS Bancorp, Inc. ..................... 14,930 567,489

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
FVCBankcorp, Inc.
(a)
................... 37,711 $ 398,605
German American Bancorp, Inc. ........... 63,884 2,395,650
Great Southern Bancorp, Inc. ............. 19,430 1,075,839
Greene County Bancorp, Inc. ............. 15,769 380,191
Guaranty Bancshares, Inc. .............. 17,624 705,489
Hanmi Financial Corp. ................. 67,144 1,521,483
Hanover Bancorp, Inc. ................. 12,565 275,550
HarborOne Bancorp, Inc. ............... 84,131 872,438
Hawthorn Bancshares, Inc. .............. 12,189 344,095
HBT Financial, Inc. .................... 28,791 645,206
Heritage Commerce Corp. ............... 133,945 1,275,156
Hingham Institution for Savings (The)
(b)
...... 3,497 831,587
Home Bancorp, Inc. ................... 15,770 706,496
Home Federal Bancorp, Inc. of Louisiana ..... 4,791 62,523
HomeStreet, Inc.
(a)
.................... 40,817 479,192
HomeTrust Bancshares, Inc. ............. 33,183 1,137,513
Horizon Bancorp, Inc. .................. 96,727 1,458,643
IF Bancorp, Inc. ...................... 5,484 132,110
Independent Bank Corp. ................ 44,536 1,371,263
Investar Holding Corp. ................. 20,595 362,678
John Marshall Bancorp, Inc. ............. 28,207 465,980
Kearny Financial Corp. ................. 122,127 764,515
Kentucky First Federal Bancorp
(a)
.......... 6,234 18,577
Lake Shore Bancorp, Inc. ............... 4,169 65,870
Landmark Bancorp, Inc. ................ 10,996 299,531
LCNB Corp. ........................ 28,777 425,612
LINKBANCORP, Inc. .................. 49,571 336,091
Magyar Bancorp, Inc. .................. 12,745 177,156
MainStreet Bancshares, Inc. ............. 15,378 257,120
Mercantile Bank Corp. ................. 35,437 1,539,383
Meridian Corp. ...................... 21,074 303,466
Metrocity Bankshares, Inc. .............. 41,336 1,139,634
Metropolitan Bank Holding Corp.
(a)
......... 23,733 1,328,811
Mid Penn Bancorp, Inc. ................. 39,383 1,020,414
Middlefield Banc Corp. ................. 16,291 455,333
Midland States Bancorp, Inc. ............. 45,855 785,038
MidWestOne Financial Group, Inc. ......... 43,343 1,283,386
MVB Financial Corp. .................. 25,680 444,778
National Bankshares, Inc. ............... 13,001 346,217
NB Bancorp, Inc.
(a) (b)
................... 87,355 1,578,505
Nicolet Bankshares, Inc. ................ 30,711 3,346,271
Northeast Bank ...................... 15,702 1,437,361
Northeast Community Bancorp, Inc. ........ 27,440 643,194
Northfield Bancorp, Inc. ................ 85,076 928,179
Northrim Bancorp, Inc. ................. 11,902 871,464
Norwood Financial Corp. ................ 18,855 455,725
NSTS Bancorp, Inc.
(a) (b)
................. 10,697 120,769
Oak Valley Bancorp ................... 15,438 385,332
Ohio Valley Banc Corp. ................. 9,487 247,136
Old Point Financial Corp.
(b)
.............. 7,834 234,550
Old Second Bancorp, Inc. ............... 97,746 1,626,493
OP Bancorp ........................ 26,837 322,581
OptimumBank Holdings, Inc.
(a)
............ 19,344 79,504
Orange County Bancorp, Inc. ............. 22,927 536,263
Origin Bancorp, Inc. ................... 65,730 2,278,859
Orrstown Financial Services, Inc. .......... 41,750 1,252,918
Parke Bancorp, Inc. ................... 23,514 443,004
Pathfinder Bancorp, Inc. ................ 6,790 111,628
PB Bankshares, Inc.
(a)
.................. 4,985 82,003
PCB Bancorp ....................... 24,538 459,106
Peapack-Gladstone Financial Corp.
(b)
....... 37,589 1,067,528
Penns Woods Bancorp, Inc. .............. 16,311 455,240
Peoples Bancorp of North Carolina, Inc. ..... 10,095 274,988
Peoples Bancorp, Inc. ................. 77,519 2,299,214
Peoples Financial Services Corp. .......... 20,618 916,882
Security
Shares
Shares Value
Banks (continued)
Pioneer Bancorp, Inc.
(a)
................. 26,114 $ 305,795
Plumas Bancorp ..................... 12,319 533,043
Ponce Financial Group, Inc.
(a)
............ 43,166 546,913
Preferred Bank ...................... 24,897 2,082,883
Primis Financial Corp. .................. 49,969 488,197
Princeton Bancorp, Inc. ................. 12,431 379,767
Provident Bancorp, Inc.
(a)
............... 34,917 400,847
Provident Financial Holdings, Inc. .......... 11,384 166,093
QCR Holdings, Inc. ................... 36,731 2,619,655
RBB Bancorp ....................... 36,402 600,633
Red River Bancshares, Inc. .............. 10,308 532,408
Republic Bancorp, Inc. , Class A ........... 18,524 1,182,202
Rhinebeck Bancorp, Inc.
(a) (b)
.............. 8,876 87,340
Richmond Mutual Bancorp, Inc. ........... 21,520 275,456
Riverview Bancorp, Inc. ................ 46,736 264,058
SB Financial Group, Inc. ................ 13,506 281,195
Shore Bancshares, Inc. ................. 68,585 928,641
Sierra Bancorp ...................... 29,107 811,503
SmartFinancial, Inc. ................... 35,796 1,112,540
Sound Financial Bancorp, Inc. ............ 3,923 196,738
South Plains Financial, Inc. .............. 26,354 872,844
Southern First Bancshares, Inc.
(a)
.......... 17,253 567,969
Southern Missouri Bancorp, Inc. ........... 21,260 1,105,945
Southern States Bancshares, Inc. .......... 18,766 670,885
SR Bancorp, Inc. ..................... 20,998 250,506
Stellar Bancorp, Inc. ................... 110,006 3,042,766
Sterling Bancorp, Inc.
(a) (c)
................ 46,554 225,321
Summit State Bank ................... 12,650 116,759
Territorial Bancorp, Inc. ................. 16,560 138,773
Texas Community Bancshares, Inc. ........ 5,197 83,152
Third Coast Bancshares, Inc.
(a) (b)
........... 25,599 854,239
Timberland Bancorp, Inc. ............... 17,061 514,389
TrustCo Bank Corp. ................... 41,535 1,265,987
Union Bankshares, Inc. ................. 9,206 289,713
United Bancorp, Inc. ................... 10,567 141,809
United Security Bancshares .............. 31,294 280,394
Unity Bancorp, Inc. .................... 15,866 645,746
Univest Financial Corp. ................. 64,896 1,840,451
USCB Financial Holdings, Inc. , Class A ...... 23,870 443,027
Village Bank & Trust Financial Corp. ........ 1,406 112,775
Virginia National Bankshares Corp. ......... 10,612 382,881
Washington Trust Bancorp, Inc. ........... 42,796 1,320,685
West Bancorp, Inc. .................... 36,155 720,931
Western New England Bancorp, Inc. ........ 42,097 391,502
William Penn Bancorp ................. 18,127 197,947
143,754,535
Beverages — 0.3%
Vita Coco Co., Inc. (The)
(a) (b)
............. 87,909 2,694,411
Biotechnology — 11.2%
2seventy bio, Inc.
(a) (b)
.................. 108,938 538,154
4D Molecular Therapeutics, Inc.
(a)
.......... 100,385 324,244
89bio, Inc.
(a)
........................ 250,505 1,821,171
Abeona Therapeutics, Inc.
(a) (b)
............ 87,221 415,172
Absci Corp.
(a) (b)
...................... 181,356 455,204
ACELYRIN, Inc.
(a) (b)
................... 164,554 406,448
Achieve Life Sciences, Inc.
(a) (b)
............ 77,392 206,637
Acrivon Therapeutics, Inc.
(a) (b)
............. 25,847 52,469
Actinium Pharmaceuticals, Inc.
(a) (b)
......... 69,322 111,608
Actuate Therapeutics, Inc.
(a) (b)
............. 7,038 47,647
Acumen Pharmaceuticals, Inc.
(a)
........... 95,124 104,636
Acurx Pharmaceuticals, Inc.
(a)
............ 30,758 11,996
ADC Therapeutics SA
(a) (b)
............... 179,684 253,354
Adicet Bio, Inc.
(a) (b)
.................... 150,582 113,689

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Adverum Biotechnologies, Inc.
(a) (b)
.......... 46,907 $ 204,984
AEON Biopharma, Inc.
(a)
................ 752 436
Aerovate Therapeutics, Inc.
(a) (b)
............ 31,006 77,825
Agenus, Inc.
(a) (b)
...................... 52,564 79,109
Akebia Therapeutics, Inc.
(a)
.............. 486,905 934,858
Aldeyra Therapeutics, Inc.
(a)
.............. 111,109 638,877
Alector, Inc.
(a)
....................... 186,299 229,148
Allakos, Inc.
(a) (b)
...................... 179,384 40,828
Altimmune, Inc.
(a) (b)
.................... 158,351 791,755
ALX Oncology Holdings, Inc.
(a) (b)
........... 79,023 49,231
AnaptysBio, Inc.
(a) (b)
................... 48,627 903,976
Anavex Life Sciences Corp.
(a) (b)
........... 168,314 1,444,134
Anika Therapeutics, Inc.
(a)
............... 28,828 433,285
Anixa Biosciences, Inc.
(a)
................ 68,073 194,689
Annexon, Inc.
(a) (b)
..................... 217,676 420,115
Annovis Bio, Inc.
(a) (b)
................... 18,814 28,221
Applied Therapeutics, Inc.
(a)
.............. 219,534 107,330
Arbutus Biopharma Corp.
(a) (b)
............. 325,804 1,137,056
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 51,067 540,800
Armata Pharmaceuticals, Inc.
(a)
........... 21,207 30,962
ArriVent Biopharma, Inc.
(a) (b)
.............. 63,269 1,169,844
ARS Pharmaceuticals, Inc.
(a) (b)
............ 110,421 1,389,096
Artiva Biotherapeutics, Inc.
(a) (b)
............ 43,839 131,517
Assembly Biosciences, Inc.
(a)
............. 7,866 75,199
Astria Therapeutics, Inc.
(a)
............... 103,208 551,131
Atossa Therapeutics, Inc.
(a) (b)
............. 286,017 192,461
aTyr Pharma, Inc.
(a) (b)
.................. 167,684 506,406
Aura Biosciences, Inc.
(a) (b)
............... 103,434 606,123
Avita Medical, Inc.
(a) (b)
.................. 58,582 476,857
Benitec Biopharma, Inc.
(a) (b)
.............. 5,588 72,700
Beyondspring, Inc.
(a)
................... 52,446 73,424
BioAtla, Inc.
(a) (b)
...................... 98,599 34,194
Biomea Fusion, Inc.
(a) (b)
................. 62,736 133,628
Bioxcel Therapeutics, Inc.
(a) (b)
............. 5,092 10,337
Black Diamond Therapeutics, Inc.
(a) (b)
....... 90,363 140,063
Bluebird Bio, Inc.
(a) (b)
................... 21,719 105,989
Bolt Biotherapeutics, Inc.
(a)
.............. 69,675 27,870
Boundless Bio, Inc.
(a)
.................. 40,206 60,711
C4 Therapeutics, Inc.
(a) (b)
................ 135,515 216,824
Cabaletta Bio, Inc.
(a) (b)
.................. 100,744 139,530
CAMP4 Therapeutics Corp.
(a) (b)
............ 15,470 61,880
Candel Therapeutics, Inc.
(a) (b)
............. 63,331 357,820
Capricor Therapeutics, Inc.
(a) (b)
............ 81,717 775,494
Cardiff Oncology, Inc.
(a) (b)
................ 129,646 407,088
CareDx, Inc.
(a) (b)
...................... 115,303 2,046,628
Cargo Therapeutics, Inc.
(a)
............... 77,734 316,377
Caribou Biosciences, Inc.
(a) (b)
............. 186,532 170,322
Carisma Therapeutics, Inc.
(a)
............. 60,816 18,853
Cartesian Therapeutics, Inc.
(a) (b)
........... 22,971 302,758
Celcuity, Inc.
(a) (b)
...................... 72,914 737,161
Cellectar Biosciences, Inc.
(a) (b)
............ 81,345 25,648
CEL-SCI Corp.
(a) (b)
.................... 118,751 27,360
Celularity, Inc. , Class A
(a) (b)
............... 22,665 39,210
Century Therapeutics, Inc.
(a)
............. 110,685 52,686
CervoMed, Inc.
(a) (b)
.................... 12,216 111,776
Checkpoint Therapeutics, Inc.
(a)
........... 76,139 307,602
Cibus, Inc. , Class A
(a) (b)
................. 40,249 75,266
Cidara Therapeutics, Inc.
(a) (b)
............. 9,708 209,110
Climb Bio, Inc.
(a) (b)
.................... 66,580 81,228
Cogent Biosciences, Inc.
(a)
............... 205,905 1,233,371
Coherus Biosciences, Inc.
(a) (b)
............. 249,227 201,126
Compass Therapeutics, Inc.
(a) (b)
........... 227,165 431,613
Corbus Pharmaceuticals Holdings, Inc.
(a) (b)
.... 26,093 138,554
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 96,534 306,978
Coya Therapeutics, Inc.
(a) (b)
.............. 30,000 194,100
Security
Shares
Shares Value
Biotechnology (continued)
Cue Biopharma, Inc.
(a)
................. 110,050 $ 100,256
Cullinan Therapeutics, Inc.
(a)
............. 117,550 889,853
Curis, Inc.
(a)
......................... 13,332 27,997
CytomX Therapeutics, Inc.
(a) (b)
............ 176,484 112,209
Design Therapeutics, Inc.
(a)
.............. 70,524 272,223
DiaMedica Therapeutics, Inc.
(a)
............ 54,736 207,449
Dianthus Therapeutics, Inc.
(a) (b)
............ 53,716 974,408
Disc Medicine, Inc.
(a) (b)
................. 51,056 2,534,420
Dyadic International, Inc.
(a) (b)
............. 46,580 62,883
Eledon Pharmaceuticals, Inc.
(a)
............ 127,993 433,896
Elevation Oncology, Inc.
(a)
............... 132,617 34,361
Elicio Therapeutics, Inc.
(a)
............... 16,960 104,474
Elutia, Inc. , Class A
(a) (b)
................. 30,554 77,302
Emergent BioSolutions, Inc.
(a) (b)
........... 117,477 570,938
Enanta Pharmaceuticals, Inc.
(a)
........... 44,722 246,865
Entrada Therapeutics, Inc.
(a) (b)
............ 55,106 498,158
Equillium, Inc.
(a)
...................... 33,711 13,225
Erasca, Inc.
(a)
....................... 409,867 561,518
Estrella Immunopharma, Inc.
(a)
............ 22,280 20,660
eXoZymes, Inc.
(a)
..................... 4,200 43,890
Fennec Pharmaceuticals, Inc.
(a) (b)
.......... 52,922 322,295
Fibrobiologics, Inc.
(a) (b)
.................. 62,825 56,542
FibroGen, Inc.
(a) (b)
..................... 225,452 69,868
Foghorn Therapeutics, Inc.
(a)
............. 57,409 209,543
Fortress Biotech, Inc.
(a) (b)
................ 38,074 59,395
Gain Therapeutics, Inc.
(a)
................ 38,516 73,566
Galectin Therapeutics, Inc.
(a) (b)
............ 20,518 25,032
Genelux Corp.
(a) (b)
.................... 61,337 165,610
Generation Bio Co.
(a) (b)
................. 111,961 45,344
GlycoMimetics, Inc.
(a) (b)
................. 112,180 23,558
Greenwich Lifesciences, Inc.
(a) (b)
........... 14,086 134,380
HCW Biologics, Inc.
(a) (b)
................. 38,800 10,945
Heron Therapeutics, Inc.
(a) (b)
.............. 261,718 575,780
HilleVax, Inc.
(a)
....................... 71,390 103,515
Humacyte, Inc.
(a) (b)
.................... 201,842 344,141
IGM Biosciences, Inc.
(a) (b)
............... 34,430 39,594
Immix Biopharma, Inc.
(a) (b)
............... 10,563 17,746
ImmuCell Corp.
(a) (b)
.................... 13,036 62,442
Immuneering Corp. , Class A
(a) (b)
........... 49,505 75,248
Immunic, Inc.
(a)
...................... 200,850 218,927
Immunome, Inc.
(a) (b)
................... 159,156 1,071,120
IN8bio, Inc.
(a) (b)
....................... 51,198 8,499
Inhibrx Biosciences, Inc.
(a)
............... 25,670 359,123
Inmune Bio, Inc.
(a) (b)
................... 30,883 241,196
Inovio Pharmaceuticals, Inc.
(a) (b)
........... 79,627 129,792
Inozyme Pharma, Inc.
(a) (b)
............... 117,237 106,686
Instil Bio, Inc.
(a) (b)
..................... 8,589 149,105
Intensity Therapeutics, Inc.
(a)
............. 19,984 39,368
Invivyd, Inc.
(a) (b)
...................... 179,219 108,481
iTeos Therapeutics, Inc.
(a)
............... 59,277 353,884
Jasper Therapeutics, Inc.
(a) (b)
............. 25,417 109,293
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 87,514 1,009,912
Karyopharm Therapeutics, Inc.
(a) (b)
......... 17,398 65,069
Kiniksa Pharmaceuticals International plc
(a)
... 86,172 1,913,880
Kodiak Sciences, Inc.
(a)
................. 73,256 205,483
Korro Bio, Inc.
(a) (b)
..................... 13,716 238,796
Kronos Bio, Inc.
(a) (b)
................... 101,373 83,633
Kyverna Therapeutics, Inc.
(a) (b)
............ 57,361 110,707
Lantern Pharma, Inc.
(a) (b)
................ 16,666 58,998
Larimar Therapeutics, Inc.
(a) (b)
............. 93,732 201,524
Leap Therapeutics, Inc.
(a) (b)
.............. 68,505 20,901
LENZ Therapeutics, Inc.
(a) (b)
.............. 28,327 728,287
Lexeo Therapeutics, Inc.
(a) (b)
.............. 53,393 185,274
Lexicon Pharmaceuticals, Inc.
(a) (b)
.......... 264,745 121,995
Lineage Cell Therapeutics, Inc.
(a) (b)
......... 397,086 179,324

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Longevity Health Holdings, Inc.
(a)
.......... 29,392 $ 3,677
Lyell Immunopharma, Inc.
(a)
.............. 356,789 191,952
MacroGenics, Inc.
(a)
................... 135,507 172,094
MAIA Biotechnology, Inc.
(a) (b)
............. 33,721 51,593
MannKind Corp.
(a)
.................... 603,322 3,034,710
Marker Therapeutics, Inc.
(a) (b)
............. 13,955 17,165
MediciNova, Inc.
(a)
.................... 107,905 157,541
MeiraGTx Holdings plc
(a)
................ 106,018 718,802
Mersana Therapeutics, Inc.
(a)
............. 238,272 82,013
Metagenomi, Inc.
(a) (b)
................... 60,676 82,519
MiMedx Group, Inc.
(a)
.................. 265,620 2,018,712
Mineralys Therapeutics, Inc.
(a) (b)
........... 64,245 1,020,211
MiNK Therapeutics, Inc.
(a) (b)
.............. 2,233 19,293
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 88,982 4,008,639
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 92,087 427,284
Mural Oncology plc
(a) (b)
................. 37,595 47,370
Neurogene, Inc.
(a) (b)
................... 26,454 309,776
NextCure, Inc.
(a)
...................... 53,058 25,484
Nkarta, Inc.
(a) (b)
...................... 118,386 217,830
Nurix Therapeutics, Inc.
(a) (b)
.............. 168,403 2,000,628
Nuvectis Pharma, Inc.
(a) (b)
............... 21,072 205,873
Ocean Biomedical, Inc.
(a)
................ 18,193 982
Ocugen, Inc.
(a) (b)
...................... 653,560 461,609
Olema Pharmaceuticals, Inc.
(a) (b)
........... 91,069 342,419
Oncocyte Corp.
(a)
..................... 17,908 54,798
OnKure Therapeutics, Inc.
(a) (b)
............ 4,582 19,703
Organogenesis Holdings, Inc. , Class A
(a) (b)
.... 154,534 667,587
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 138,613 773,461
Oruka Therapeutics, Inc.
(b)
............... 2,097 21,515
OS Therapies, Inc.
(a) (b)
.................. 35,214 54,230
Outlook Therapeutics, Inc.
(a) (b)
............ 34,305 41,852
Ovid therapeutics, Inc.
(a)
................ 136,599 42,605
Palatin Technologies, Inc.
(a) (b)
............. 35,777 20,854
Passage Bio, Inc.
(a) (b)
.................. 112,739 39,808
PDS Biotechnology Corp.
(a) (b)
............. 76,035 90,482
PepGen, Inc.
(a) (b)
..................... 35,930 50,482
PMV Pharmaceuticals, Inc.
(a) (b)
............ 100,272 109,296
Praxis Precision Medicines, Inc.
(a) (b)
......... 38,675 1,464,622
Precigen, Inc.
(a) (b)
..................... 300,379 447,565
Precision BioSciences, Inc.
(a) (b)
............ 14,521 69,265
Prelude Therapeutics, Inc.
(a)
.............. 30,364 23,320
Protalix BioTherapeutics, Inc.
(a) (b)
.......... 157,824 404,029
Protara Therapeutics, Inc.
(a) (b)
............. 40,952 174,456
Puma Biotechnology, Inc.
(a)
.............. 95,817 283,618
Pyxis Oncology, Inc.
(a) (b)
................. 110,566 108,344
Q32 Bio, Inc.
(a)
....................... 13,690 22,588
Quince Therapeutics, Inc.
(a)
.............. 85,722 114,010
Rallybio Corp.
(a)
...................... 62,414 40,850
RAPT Therapeutics, Inc.
(a) (b)
.............. 68,048 83,019
Regulus Therapeutics, Inc.
(a) (b)
............ 142,835 249,961
Rein Therapeutics, Inc.
(a) (b)
............... 45,541 80,608
Renovaro, Inc.
(a) (b)
.................... 253,236 137,558
Replimune Group, Inc.
(a)
................ 153,609 1,497,688
Rezolute, Inc.
(a) (b)
..................... 100,761 292,207
Rigel Pharmaceuticals, Inc.
(a)
............. 39,276 706,575
SAB Biotherapeutics, Inc.
(a) (b)
............. 14,605 19,717
Sagimet Biosciences, Inc. , Class A
(a)
........ 61,064 199,069
Savara, Inc.
(a) (b)
...................... 267,830 741,889
Scholar Rock Holding Corp.
(a)
............ 180,048 5,788,543
SELLAS Life Sciences Group, Inc.
(a) (b)
....... 142,922 154,356
Sera Prognostics, Inc. , Class A
(a) (b)
......... 63,721 234,493
Shattuck Labs, Inc.
(a)
.................. 88,755 84,326
Skye Bioscience, Inc.
(a) (b)
................ 43,694 69,473
Solid Biosciences, Inc.
(a)
................ 54,016 199,859
Spero Therapeutics, Inc.
(a) (b)
.............. 96,431 69,430
Security
Shares
Shares Value
Biotechnology (continued)
Stoke Therapeutics, Inc.
(a) (b)
.............. 80,113 $ 532,751
Surrozen, Inc.
(a)
...................... 5,414 63,127
Sutro Biopharma, Inc.
(a)
................. 179,006 116,461
Tango Therapeutics, Inc.
(a)
............... 108,394 148,500
Taysha Gene Therapies, Inc.
(a) (b)
........... 390,913 543,369
Tectonic Therapeutic, Inc.
(a) (b)
............. 17,922 317,399
Tempest Therapeutics, Inc.
(a)
............. 49,907 36,831
Tenaya Therapeutics, Inc.
(a) (b)
............. 126,884 72,337
Tevogen Bio Holdings, Inc.
(a) (b)
............ 51,932 56,087
Tourmaline Bio, Inc.
(a)
.................. 51,965 790,388
TScan Therapeutics, Inc.
(a)
.............. 88,706 122,414
Turnstone Biologics Corp.
(a) (b)
............. 38,079 15,612
Tyra Biosciences, Inc.
(a) (b)
............... 43,654 405,982
Unicycive Therapeutics, Inc.
(a) (b)
........... 77,238 44,404
UroGen Pharma Ltd.
(a)
................. 86,277 954,224
Vanda Pharmaceuticals, Inc.
(a)
............ 127,054 583,178
Verastem, Inc.
(a)
...................... 86,455 521,324
Verve Therapeutics, Inc.
(a) (b)
.............. 159,972 731,072
Vigil Neuroscience, Inc.
(a)
............... 39,121 69,635
Viridian Therapeutics, Inc.
(a)
.............. 167,148 2,253,155
Vistagen Therapeutics, Inc.
(a)
............. 65,542 163,855
Vor BioPharma, Inc.
(a)
.................. 102,028 73,205
Voyager Therapeutics, Inc.
(a)
............. 102,476 346,369
vTv Therapeutics, Inc. , Class A
(a)
.......... 3,315 57,416
Werewolf Therapeutics, Inc.
(a)
............ 69,009 67,091
Whitehawk Therapeutics, Inc.
(a) (b)
.......... 38,078 67,779
X4 Pharmaceuticals, Inc.
(a) (b)
............. 380,547 89,961
XBiotech, Inc.
(a) (b)
..................... 44,739 144,954
Xilio Therapeutics, Inc.
(a) (b)
............... 66,460 48,144
XOMA Royalty Corp.
(a)
................. 18,047 359,677
Y-mAbs Therapeutics, Inc.
(a) (b)
............ 83,259 368,837
Zenas Biopharma, Inc.
(a) (b)
............... 34,307 271,025
Zura Bio Ltd. , Class A
(a) (b)
............... 116,476 150,254
Zymeworks, Inc.
(a) (b)
................... 122,258 1,456,093
89,523,944
Broadline Retail — 0.2%
(a)
1stdibs.com, Inc. ..................... 52,319 159,050
ContextLogic, Inc. , Class A
(b)
............. 54,797 382,483
Groupon, Inc.
(b)
...................... 52,362 982,835
Hour Loop, Inc. ...................... 3,750 5,512
1,529,880
Building Products — 0.4%
Alpha Pro Tech Ltd.
(a) (b)
................. 23,858 119,290
Caesarstone Ltd.
(a) (b)
................... 45,797 111,287
Insteel Industries, Inc. .................. 41,701 1,096,736
Quanex Building Products Corp. ........... 106,349 1,977,028
3,304,341
Capital Markets — 0.3%
AlTi Global, Inc. , Class A
(a) (b)
............. 78,280 237,971
Bakkt Holdings, Inc. , Class A
(a) (b)
........... 11,916 103,312
Binah Capital Group, Inc.
(a) (b)
............. 10,653 20,560
Diamond Hill Investment Group, Inc. ........ 5,863 837,471
Forge Global Holdings, Inc.
(a)
............. 268,105 150,675
Great Elm Group, Inc.
(a)
................ 34,020 64,298
Hennessy Advisors, Inc. ................ 11,222 111,771
Heritage Global, Inc.
(a)
................. 73,717 160,703
MarketWise, Inc. , Class A ............... 86,967 42,927
Marygold Cos., Inc. (The)
(a)
.............. 37,719 35,833
MDB Capital Holdings LLC , Class A
(a)
....... 9,714 62,655
Siebert Financial Corp.
(a)
................ 29,707 89,418
Silvercrest Asset Management Group, Inc. , Class
A ............................. 21,704 355,078
Value Line, Inc. ...................... 1,950 75,407

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Westwood Holdings Group, Inc. ........... 18,942 $ 306,860
2,654,939
Chemicals — 0.9%
AdvanSix, Inc. ....................... 57,293 1,297,686
Alto Ingredients, Inc.
(a) (b)
................ 166,558 189,876
American Vanguard Corp. ............... 59,052 259,829
Arq, Inc.
(a) (b)
......................... 64,386 268,490
ASP Isotopes, Inc.
(a) (b)
.................. 121,724 570,886
Aspen Aerogels, Inc.
(a)
................. 138,873 887,398
Core Molding Technologies, Inc.
(a) (b)
......... 17,111 260,087
Flotek Industries, Inc.
(a)
................. 38,651 321,963
Intrepid Potash, Inc.
(a)
.................. 24,331 715,088
Koppers Holdings, Inc. ................. 43,874 1,228,472
Northern Technologies International Corp. .... 17,768 184,965
Rayonier Advanced Materials, Inc.
(a)
........ 144,180 829,035
Trinseo plc ......................... 79,352 292,015
Valhi, Inc. .......................... 5,531 89,879
7,395,669
Commercial Services & Supplies — 2.3%
ACCO Brands Corp. ................... 202,494 848,450
Acme United Corp. .................... 5,431 215,122
Bitcoin Depot, Inc.
(a) (b)
.................. 28,365 42,831
Bridger Aerospace Group Holdings, Inc.
(a) (b)
... 26,539 29,989
BrightView Holdings, Inc.
(a)
.............. 133,916 1,719,481
CECO Environmental Corp.
(a)
............. 65,583 1,495,292
CompX International, Inc. ............... 3,515 72,831
Ennis, Inc. ......................... 57,292 1,150,996
Enviri Corp.
(a) (b)
...................... 177,817 1,182,483
Fuel Tech, Inc.
(a)
..................... 49,074 51,528
Interface, Inc.
(b)
...................... 128,537 2,550,174
LanzaTech Global, Inc.
(a) (b)
............... 256,421 62,080
Liquidity Services, Inc.
(a)
................ 48,181 1,494,093
Mobile Infrastructure Corp.
(a)
............. 23,254 96,969
NL Industries, Inc. .................... 19,428 153,481
Odyssey Marine Exploration, Inc.
(a) (b)
........ 35,933 14,395
Perma-Fix Environmental Services, Inc.
(a) (b)
... 37,478 272,465
Pursuit Attractions & Hospitality, Inc.
(a)
....... 45,970 1,626,878
Quad/Graphics, Inc. , Class A ............. 69,005 376,077
Quest Resource Holding Corp.
(a)
........... 39,021 101,455
Team, Inc.
(a) (b)
....................... 6,335 107,188
Virco Mfg. Corp. ..................... 25,052 236,992
VSE Corp. ......................... 39,434 4,731,686
18,632,936
Communications Equipment — 1.6%
ADTRAN Holdings, Inc.
(a)
............... 176,485 1,538,949
Applied Optoelectronics, Inc.
(a) (b)
........... 96,528 1,481,705
Aviat Networks, Inc.
(a)
.................. 25,630 491,327
BK Technologies Corp.
(a)
................ 7,173 281,325
Cambium Networks Corp.
(a) (b)
............. 28,369 20,014
Clearfield, Inc.
(a)
...................... 27,175 807,641
CommScope Holding Co., Inc.
(a)
........... 480,410 2,550,977
Comtech Telecommunications Corp.
(a)
....... 63,596 101,754
Digi International, Inc.
(a) (b)
............... 81,431 2,266,225
Franklin Wireless Corp.
(a)
............... 22,664 129,411
Genasys, Inc.
(a) (b)
..................... 97,786 221,974
Inseego Corp.
(a) (b)
..................... 21,807 178,163
KVH Industries, Inc.
(a)
.................. 35,288 186,674
Lantronix, Inc.
(a) (b)
..................... 70,707 176,060
NETGEAR, Inc.
(a)
..................... 62,614 1,531,538
Network-1 Technologies, Inc. ............. 36,175 47,028
Ribbon Communications, Inc.
(a)
........... 206,016 807,583
12,818,348
Security
Shares
Shares Value
Construction & Engineering — 1.5%
Argan, Inc. ......................... 28,287 $ 3,710,406
Bowman Consulting Group Ltd.
(a)
.......... 29,512 644,247
Concrete Pumping Holdings, Inc. .......... 52,090 284,411
Great Lakes Dredge & Dock Corp.
(a)
........ 147,960 1,287,252
Limbach Holdings, Inc.
(a) (b)
............... 22,906 1,705,810
Matrix Service Co.
(a)
................... 58,915 732,313
Northwest Pipe Co.
(a)
.................. 21,807 900,629
Orion Group Holdings, Inc.
(a)
............. 80,886 423,034
Shimmick Corp.
(a)
..................... 6,966 12,539
Southland Holdings, Inc.
(a) (b)
.............. 24,435 73,061
Tutor Perini Corp.
(a)
................... 96,884 2,245,771
12,019,473
Construction Materials — 0.0%
Smith-Midland Corp.
(a) (b)
................ 10,188 316,541
Consumer Finance — 1.1%
Atlanticus Holdings Corp.
(a)
.............. 12,453 636,971
Consumer Portfolio Services, Inc.
(a)
......... 19,225 166,681
Dave, Inc. , Class A
(a)
.................. 17,900 1,479,614
Katapult Holdings, Inc.
(a)
................ 5,483 56,091
LendingTree, Inc.
(a)
.................... 22,635 1,137,861
Medallion Financial Corp. ............... 41,376 360,385
Moneylion, Inc. , Class A
(a) (b)
.............. 19,926 1,723,798
NerdWallet, Inc. , Class A
(a)
............... 79,131 716,136
Old Market Capital Corp.
(a) (b)
............. 9,004 54,204
Oportun Financial Corp.
(a)
............... 76,608 420,578
OppFi, Inc. , Class A ................... 42,754 397,612
Regional Management Corp. ............. 18,583 559,534
World Acceptance Corp.
(a)
............... 7,556 956,212
8,665,677
Consumer Staples Distribution & Retail — 0.4%
HF Foods Group, Inc.
(a)
................. 90,137 441,671
Natural Grocers by Vitamin Cottage, Inc. ..... 20,822 837,045
SpartanNash Co. ..................... 75,712 1,533,925
Village Super Market, Inc. , Class A ......... 19,489 740,777
3,553,418
Containers & Packaging — 0.2%
Myers Industries, Inc. .................. 83,440 995,439
Ranpak Holdings Corp. , Class A
(a)
......... 100,947 547,133
1,542,572
Distributors — 0.2%
A-Mark Precious Metals, Inc. ............. 39,613 1,004,982
Weyco Group, Inc. .................... 13,700 417,576
1,422,558
Diversified Consumer Services — 1.7%
Allurion Technologies, Inc.
(a) (b)
............. 1,457 4,677
American Public Education, Inc.
(a)
.......... 35,261 787,026
Beachbody Co., Inc. (The)
(a) (b)
............ 7,033 52,677
Carriage Services, Inc. ................. 30,997 1,201,134
Legacy Education, Inc.
(a) (b)
............... 7,472 53,574
Lincoln Educational Services Corp.
(a)
........ 59,297 941,043
Nerdy, Inc. , Class A
(a) (b)
................. 177,932 252,663
OneSpaWorld Holdings Ltd. .............. 225,481 3,785,826
Perdoceo Education Corp. ............... 135,864 3,421,056
Universal Technical Institute, Inc.
(a)
......... 105,060 2,697,941
Wag! Group Co.
(a) (b)
................... 63,145 9,667
WW International, Inc.
(a) (b)
............... 182,324 95,283
Zspace, Inc.
(a) (b)
...................... 4,672 34,619
13,337,186

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs — 0.6%
Alpine Income Property Trust, Inc. ......... 27,913 $ 466,705
CTO Realty Growth, Inc. ................ 64,819 1,251,655
Gladstone Commercial Corp. ............. 97,729 1,463,980
Modiv Industrial, Inc. , Class C ............ 21,051 337,869
NexPoint Diversified Real Estate Trust ...... 77,149 295,481
One Liberty Properties, Inc. .............. 35,822 941,044
4,756,734
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a) (b)
...................... 22,977 840,958
ATN International, Inc. ................. 23,356 474,361
Bandwidth, Inc. , Class A
(a)
............... 56,400 738,840
IDT Corp. , Class B .................... 34,597 1,775,172
3,829,331
Electric Utilities — 0.1%
Genie Energy Ltd. , Class B .............. 28,602 430,460
Electrical Equipment — 1.3%
Allient, Inc. ......................... 32,403 712,218
American Superconductor Corp.
(a) (b)
........ 78,385 1,421,904
Amprius Technologies, Inc.
(a) (b)
............ 38,875 104,185
Babcock & Wilcox Enterprises, Inc.
(a) (b)
....... 138,350 93,027
Beam Global
(a) (b)
..................... 32,835 66,983
Blink Charging Co.
(a) (b)
.................. 215,192 197,482
Broadwind, Inc.
(a) (b)
.................... 44,125 63,981
Energy Vault Holdings, Inc.
(a) (b)
............ 236,777 164,655
Espey Mfg. & Electronics Corp. ........... 3,758 101,954
Flux Power Holdings, Inc.
(a) (b)
............. 27,423 47,168
Hyliion Holdings Corp. , Class A
(a) (b)
......... 310,831 435,163
Ideal Power, Inc.
(a)
.................... 16,732 87,006
LSI Industries, Inc. .................... 63,830 1,085,110
NANO Nuclear Energy, Inc.
(a) (b)
............ 54,689 1,447,071
NeoVolta, Inc.
(a) (b)
..................... 64,675 140,345
Pioneer Power Solutions, Inc. ............ 16,858 50,405
Preformed Line Products Co. ............. 5,419 759,148
Servotronics, Inc.
(a)
.................... 2,283 24,200
SES AI Corp. , Class A
(a) (b)
............... 291,529 151,799
SKYX Platforms Corp.
(a) (b)
............... 167,730 191,212
SolarMax Technology, Inc.
(a)
.............. 70,451 84,541
Solidion Technology, Inc.
(a) (b)
............. 104,847 12,645
Stem, Inc.
(a) (b)
....................... 332,260 116,391
T1 Energy, Inc.
(a) (b)
.................... 249,818 314,771
Thermon Group Holdings, Inc.
(a)
........... 74,745 2,081,648
Tigo Energy, Inc.
(a)
.................... 60,877 51,137
TPI Composites, Inc.
(a) (b)
................ 104,588 84,298
Ultralife Corp.
(a) (b)
..................... 22,675 121,991
10,212,438
Electronic Equipment, Instruments & Components — 2.5%
908 Devices, Inc.
(a) (b)
................... 53,776 240,916
Aeva Technologies, Inc.
(a) (b)
.............. 51,406 359,842
Airgain, Inc.
(a)
....................... 20,678 69,685
Arlo Technologies, Inc.
(a) (b)
............... 218,854 2,160,089
Bel Fuse, Inc. , Class A ................. 3,951 284,709
Bel Fuse, Inc. , Class B, NVS
(b)
............ 23,125 1,731,138
Climb Global Solutions, Inc. .............. 9,464 1,048,233
Coda Octopus Group, Inc.
(a) (b)
............ 9,420 58,781
Daktronics, Inc.
(a) (b)
.................... 91,338 1,112,497
Evolv Technologies Holdings, Inc.
(a) (b)
....... 297,750 928,980
FARO Technologies, Inc.
(a) (b)
............. 42,419 1,158,039
Frequency Electronics, Inc. .............. 15,017 235,016
Identiv, Inc.
(a) (b)
....................... 51,884 165,510
Interlink Electronics, Inc.
(a)
............... 3,570 22,777
Key Tronic Corp.
(a)
.................... 22,897 59,074
Kimball Electronics, Inc.
(a)
............... 55,145 907,135
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
LGL Group, Inc. (The)
(a)
................ 6,147 $ 40,140
LightPath Technologies, Inc. , Class A
(a) (b)
..... 88,811 178,510
Lightwave Logic, Inc.
(a) (b)
................ 276,609 283,524
MicroVision, Inc.
(a) (b)
................... 469,049 581,621
M-Tron Industries, Inc.
(a)
................ 5,230 232,944
MultiSensor AI Holdings, Inc.
(a) (b)
........... 22,859 21,261
Neonode, Inc.
(a) (b)
..................... 26,802 218,168
nLight, Inc.
(a)
........................ 103,755 806,176
Nortech Systems, Inc.
(a)
................ 2,177 20,681
Ouster, Inc. , Class A
(a)
.................. 107,376 964,236
Powerfleet, Inc.
(a) (b)
.................... 224,483 1,232,412
Red Cat Holdings, Inc.
(a) (b)
............... 130,667 768,322
Research Frontiers, Inc.
(a)
............... 69,185 78,179
RF Industries Ltd.
(a)
................... 21,140 99,147
Richardson Electronics Ltd. .............. 27,872 311,052
ScanSource, Inc.
(a) (b)
................... 52,242 1,776,750
SmartRent, Inc. , Class A
(a)
............... 406,693 492,099
Sono-Tek Corp.
(a)
..................... 20,018 72,866
Vishay Precision Group, Inc.
(a) (b)
........... 26,672 642,528
Vuzix Corp.
(a) (b)
...................... 135,063 275,529
Wrap Technologies, Inc.
(a) (b)
.............. 76,509 130,830
19,769,396
Energy Equipment & Services — 1.7%
Aris Water Solutions, Inc. , Class A ......... 60,050 1,924,002
Bristow Group, Inc.
(a)
.................. 55,061 1,738,826
Dawson Geophysical Co. ............... 11,900 14,637
DMC Global, Inc.
(a) (b)
................... 43,420 365,596
Drilling Tools International Corp.
(a)
.......... 26,643 63,144
Energy Services of America Corp.
(b)
........ 25,566 241,599
Forum Energy Technologies, Inc.
(a)
......... 25,992 522,699
Geospace Technologies Corp.
(a) (b)
.......... 27,358 197,251
Gulf Island Fabrication, Inc.
(a)
............. 30,153 194,788
KLX Energy Services Holdings, Inc.
(a) (b)
...... 32,188 112,658
Mammoth Energy Services, Inc.
(a)
.......... 54,460 111,098
Natural Gas Services Group, Inc.
(a)
......... 23,943 526,028
NCS Multistage Holdings, Inc.
(a)
........... 1,736 60,743
Nine Energy Service, Inc.
(a) (b)
............. 57,414 64,878
NPK International, Inc.
(a) (b)
............... 188,705 1,096,376
Oil States International, Inc.
(a)
............. 134,448 692,407
Ranger Energy Services, Inc. , Class A ....... 34,960 496,083
SEACOR Marine Holdings, Inc.
(a)
.......... 54,306 274,788
Select Water Solutions, Inc. , Class A ........ 204,591 2,148,206
Smart Sand, Inc. ..................... 66,305 171,730
Solaris Energy Infrastructure, Inc. , Class A .... 68,737 1,495,717
TETRA Technologies, Inc.
(a)
.............. 282,315 948,579
13,461,833
Entertainment — 0.3%
CuriosityStream, Inc. , Class A ............ 64,581 173,077
Gaia, Inc. , Class A
(a)
................... 24,594 94,687
Golden Matrix Group, Inc.
(a) (b)
............. 48,503 95,551
Kartoon Studios, Inc.
(a) (b)
................ 75,034 46,589
LiveOne, Inc.
(a) (b)
..................... 169,660 118,592
Marcus Corp. (The) ................... 52,587 877,677
Mega Matrix, Inc.
(a) (b)
................... 81,045 52,906
Playstudios, Inc. , Class A
(a)
.............. 199,439 253,288
PodcastOne, Inc.
(a)
.................... 16,194 26,072
Reading International, Inc. , Class A, NVS
(a) (b)
.. 40,249 55,946
Reservoir Media, Inc.
(a) (b)
................ 44,276 337,826
Skillz, Inc. , Class A
(a) (b)
................. 37,383 168,223
2,300,434
Financial Services — 1.4%
Acacia Research Corp.
(a) (b)
............... 81,995 262,384
Alerus Financial Corp. ................. 50,195 926,600

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 61,295 $ 2,243,397
Cantaloupe, Inc.
(a)
.................... 131,349 1,033,717
Cass Information Systems, Inc. ........... 30,201 1,306,193
International Money Express, Inc.
(a)
......... 67,733 854,790
NewtekOne, Inc. ..................... 55,271 661,041
Onity Group, Inc.
(a)
.................... 14,504 468,769
Paysign, Inc.
(a)
....................... 74,734 158,436
Priority Technology Holdings, Inc.
(a)
......... 49,435 336,900
Security National Financial Corp. , Class A
(a)
... 30,517 369,256
Sezzle, Inc.
(a) (b)
...................... 31,370 1,094,499
SWK Holdings Corp.
(a) (b)
................ 7,264 126,321
Usio, Inc.
(a)
......................... 49,190 71,817
Velocity Financial, Inc.
(a)
................ 20,060 375,323
Waterstone Financial, Inc. ............... 35,956 483,608
XBP Europe Holdings, Inc.
(a) (b)
............ 65,495 88,418
10,861,469
Food Products — 0.9%
Alico, Inc. .......................... 16,048 478,872
Bridgford Foods Corp.
(a) (b)
............... 3,820 30,713
Calavo Growers, Inc. .................. 37,231 893,172
Farmer Bros Co.
(a)
.................... 35,270 78,299
Forafric Global plc
(a) (b)
.................. 12,067 103,776
Lifeway Foods, Inc.
(a)
.................. 10,226 250,026
Limoneira Co. ....................... 36,904 653,939
Mama's Creations, Inc.
(a)
................ 73,553 478,830
Seneca Foods Corp. , Class A
(a)
........... 10,530 937,591
SunOpta, Inc.
(a)
...................... 210,512 1,023,088
Vital Farms, Inc.
(a)
.................... 75,970 2,314,806
7,243,112
Gas Utilities — 0.0%
RGC Resources, Inc. .................. 18,677 389,789
Ground Transportation — 0.3%
Covenant Logistics Group, Inc. , Class A ...... 36,406 808,213
FTAI Infrastructure, Inc. ................. 224,570 1,017,302
PAMT Corp.
(a)
....................... 13,573 164,776
Proficient Auto Logistics, Inc.
(a) (b)
........... 48,208 403,501
Toppoint Holdings, Inc.
(a)
................ 4,662 7,879
Universal Logistics Holdings, Inc. .......... 15,286 401,105
2,802,776
Health Care Equipment & Supplies — 3.0%
Accuray, Inc.
(a) (b)
...................... 215,615 385,951
AngioDynamics, Inc.
(a)
................. 87,131 818,160
Anteris Technologies Global Corp.
(a) (b)
....... 32,933 119,876
Apyx Medical Corp.
(a)
.................. 65,533 89,780
Artivion, Inc.
(a) (b)
...................... 89,282 2,194,552
Aspira Women's Health, Inc.
(a)
............ 19,866 1,865
Autonomix Medical, Inc.
(a) (b)
.............. 1,578 2,761
AxoGen, Inc.
(a)
....................... 95,026 1,757,981
Beyond Air, Inc.
(a) (b)
.................... 100,328 27,339
Bioventus, Inc. , Class A
(a)
............... 85,498 782,307
Ceribell, Inc.
(a) (b)
...................... 27,447 527,257
Cerus Corp.
(a)
....................... 402,071 558,879
ClearPoint Neuro, Inc.
(a)
................ 59,019 701,736
Co-Diagnostics, Inc.
(a)
.................. 69,289 21,452
CVRx, Inc.
(a) (b)
....................... 33,208 406,134
Delcath Systems, Inc.
(a) (b)
............... 45,659 581,239
DIH Holdings US, Inc. , Class A
(a)
.......... 21,296 4,926
ElectroCore, Inc.
(a)
.................... 11,630 77,805
Electromed, Inc.
(a)
.................... 17,232 411,156
Envoy Medical, Inc. , Class A
(a) (b)
........... 13,560 17,628
enVVeno Medical Corp.
(a) (b)
.............. 23,714 62,368
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
FONAR Corp.
(a) (b)
..................... 14,125 $ 197,891
Fractyl Health, Inc.
(a) (b)
.................. 76,965 91,588
HeartBeam, Inc.
(a) (b)
................... 45,936 92,331
Inogen, Inc.
(a)
....................... 53,708 382,938
iRadimed Corp. ...................... 18,009 945,112
IRIDEX Corp.
(a) (b)
..................... 33,370 33,036
Kewaunee Scientific Corp.
(a) (b)
............ 5,625 221,513
KORU Medical Systems, Inc.
(a) (b)
........... 82,304 209,052
LENSAR, Inc.
(a)
...................... 18,876 266,529
Modular Medical, Inc.
(a) (b)
................ 60,084 65,492
Monogram Technologies, Inc.
(a) (b)
.......... 40,664 119,552
Myomo, Inc.
(a) (b)
...................... 62,959 302,833
Neuronetics, Inc.
(a) (b)
................... 61,620 226,762
NeuroPace, Inc.
(a)
.................... 31,704 389,642
Nevro Corp.
(a)
....................... 81,824 477,852
OraSure Technologies, Inc.
(a)
............. 160,419 540,612
Orchestra BioMed Holdings, Inc.
(a) (b)
........ 55,459 237,365
Orthofix Medical, Inc.
(a)
................. 76,910 1,254,402
OrthoPediatrics Corp.
(a)
................. 37,482 923,182
Outset Medical, Inc.
(a) (b)
................. 7,954 87,970
Owlet, Inc. , Class A
(a)
.................. 17,399 64,028
Precision Optics Corp., Inc.
(a)
............. 10,208 42,363
Pro-Dex, Inc.
(a) (b)
..................... 4,254 210,913
Pulmonx Corp.
(a)
..................... 87,049 585,840
Pulse Biosciences, Inc.
(a) (b)
............... 40,833 657,003
Retractable Technologies, Inc.
(a)
........... 30,420 21,400
Rockwell Medical, Inc.
(a) (b)
............... 68,822 77,769
Sanara Medtech, Inc.
(a) (b)
................ 9,047 279,281
Semler Scientific, Inc.
(a) (b)
................ 15,226 551,181
Sensus Healthcare, Inc.
(a) (b)
.............. 33,993 160,787
SI-BONE, Inc.
(a)
...................... 92,423 1,296,695
Sight Sciences, Inc.
(a)
.................. 79,305 190,332
Spectral AI, Inc. , Class A
(a) (b)
.............. 23,004 26,455
Stereotaxis, Inc.
(a) (b)
................... 127,886 225,079
Surmodics, Inc.
(a)
..................... 30,980 945,819
Tactile Systems Technology, Inc.
(a)
......... 54,325 718,177
Tela Bio, Inc.
(a) (b)
...................... 36,925 45,049
Utah Medical Products, Inc. .............. 7,031 394,017
Vivani Medical, Inc.
(a)
.................. 47,649 50,031
Zimvie, Inc.
(a)
........................ 60,942 658,174
Zynex, Inc.
(a) (b)
....................... 34,820 76,603
23,893,802
Health Care Providers & Services — 1.6%
Accolade, Inc.
(a)
...................... 167,394 1,168,410
AirSculpt Technologies, Inc.
(a) (b)
........... 30,120 70,330
Aveanna Healthcare Holdings, Inc.
(a) (b)
....... 116,614 632,048
Biodesix, Inc.
(a) (b)
..................... 72,460 45,302
Castle Biosciences, Inc.
(a)
............... 58,730 1,175,775
Cross Country Healthcare, Inc.
(a)
.......... 70,785 1,053,989
Cryo-Cell International, Inc.
(b)
............. 12,329 78,536
DocGo, Inc.
(a) (b)
...................... 229,904 606,947
Enzo Biochem, Inc. ................... 99,115 36,673
GeneDx Holdings Corp. , Class A
(a)
......... 28,590 2,532,073
InfuSystem Holdings, Inc.
(a)
.............. 44,263 238,135
Joint Corp. (The)
(a) (b)
................... 24,088 300,859
ModivCare, Inc.
(a) (b)
.................... 21,422 28,170
Nano-X Imaging Ltd.
(a) (b)
................ 122,423 611,503
NeueHealth, Inc.
(a)
.................... 6,173 41,729
Oncology Institute, Inc. (The)
(a)
............ 102,546 116,902
Pennant Group, Inc. (The)
(a)
.............. 73,142 1,839,521
Performant Healthcare, Inc.
(a) (b)
............ 163,011 482,513
Quipt Home Medical Corp.
(a) (b)
............ 83,522 194,606
Sonida Senior Living, Inc.
(a) (b)
............. 10,530 245,244
Talkspace, Inc.
(a)
..................... 274,157 701,842

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Viemed Healthcare, Inc.
(a)
............... 76,591 $ 557,582
12,758,689
Health Care REITs — 0.5%
Diversified Healthcare Trust .............. 490,465 1,177,116
Global Medical REIT, Inc. ............... 137,940 1,206,975
Strawberry Fields REIT, Inc. ............. 21,227 252,814
Universal Health Realty Income Trust ....... 28,692 1,175,224
3,812,129
Health Care Technology — 0.6%
DarioHealth Corp.
(a) (b)
.................. 59,441 36,390
Forian, Inc.
(a)
........................ 42,686 85,372
Health Catalyst, Inc.
(a)
.................. 133,352 604,085
HealthStream, Inc. .................... 55,064 1,771,960
iCAD, Inc.
(a) (b)
....................... 52,875 108,923
LifeMD, Inc.
(a) (b)
...................... 82,496 448,778
OptimizeRx Corp.
(a)
................... 39,693 343,741
Simulations Plus, Inc. .................. 35,743 876,418
TruBridge, Inc.
(a) (b)
.................... 29,187 803,226
5,078,893
Hotel & Resort REITs — 0.2%
Ashford Hospitality Trust, Inc.
(a) (b)
.......... 12,335 88,442
Braemar Hotels & Resorts, Inc. ........... 148,458 369,660
Chatham Lodging Trust ................. 107,261 764,771
1,222,873
Hotels, Restaurants & Leisure — 1.3%
Ark Restaurants Corp. ................. 4,284 43,268
Biglari Holdings, Inc. , Class B, NVS
(a)
....... 1,646 356,425
BJ's Restaurants, Inc.
(a) (b)
............... 41,482 1,421,173
Canterbury Park Holding Corp. ............ 7,509 137,039
Century Casinos, Inc.
(a)
................. 62,738 106,027
Denny's Corp.
(a)
...................... 112,540 413,022
El Pollo Loco Holdings, Inc.
(a) (b)
............ 57,729 594,609
FAT Brands, Inc. , Class A ............... 11,743 33,820
Full House Resorts, Inc.
(a) (b)
.............. 77,099 322,274
GAN Ltd.
(a) (b)
........................ 100,145 177,257
Golden Entertainment, Inc. .............. 43,017 1,135,219
High Roller Technologies, Inc.
(a)
........... 2,394 7,613
Inspired Entertainment, Inc.
(a)
............. 48,880 417,435
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 15,040 770,048
Lindblad Expeditions Holdings, Inc.
(a)
........ 80,518 746,402
Nathan's Famous, Inc. ................. 6,316 608,705
Noodles & Co. , Class A
(a) (b)
.............. 83,328 90,828
ONE Group Hospitality, Inc. (The)
(a) (b)
....... 47,519 142,082
PlayAGS, Inc.
(a)
...................... 89,448 1,083,215
Potbelly Corp.
(a)
...................... 62,179 591,322
RCI Hospitality Holdings, Inc. ............. 18,511 794,862
Red Robin Gourmet Burgers, Inc.
(a) (b)
........ 34,793 123,863
Serve Robotics, Inc.
(a) (b)
................. 45,821 263,471
Twin Hospitality Group, Inc.
(a) (b)
............ 1,787 12,187
Vacasa, Inc. , Class A
(a)
................. 21,198 114,045
10,506,211
Household Durables — 1.0%
Bassett Furniture Industries, Inc. .......... 18,692 285,053
Beazer Homes USA, Inc.
(a)
.............. 65,544 1,336,442
Ethan Allen Interiors, Inc. ............... 51,311 1,421,315
Flexsteel Industries, Inc. ................ 10,411 380,106
GoPro, Inc. , Class A
(a) (b)
................. 282,718 187,414
Hamilton Beach Brands Holding Co. , Class A .. 18,542 360,271
Hooker Furnishings Corp. ............... 23,336 234,294
Hovnanian Enterprises, Inc. , Class A
(a) (b)
..... 11,099 1,162,176
iRobot Corp.
(a) (b)
...................... 67,889 183,300
Landsea Homes Corp.
(a)
................ 63,870 410,045
Security
Shares
Shares Value
Household Durables (continued)
Legacy Housing Corp.
(a)
................ 25,065 $ 632,139
Lifetime Brands, Inc. ................... 28,156 138,809
Live Ventures, Inc.
(a)
................... 2,246 17,137
Lovesac Co. (The)
(a)
................... 31,660 575,579
Purple Innovation, Inc.
(a) (b)
............... 128,796 97,782
Traeger, Inc.
(a)
....................... 77,749 130,618
United Homes Group, Inc. , Class A
(a) (b)
....... 21,595 60,466
Universal Electronics, Inc.
(a) (b)
............. 24,534 150,148
VOXX International Corp. , Class A
(a) (b)
....... 25,237 189,278
7,952,372
Household Products — 0.1%
Oil-Dri Corp. of America ................ 22,042 1,012,169
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Altus Power, Inc. , Class A ............... 170,914 846,024
Spruce Power Holding Corp.
(b)
............ 40,672 98,020
944,044
Industrial REITs — 0.2%
Industrial Logistics Properties Trust ......... 145,307 499,856
Plymouth Industrial REIT, Inc. ............ 89,986 1,466,772
1,966,628
Insurance — 2.6%
Ambac Financial Group, Inc.
(a)
............ 101,423 887,451
American Coastal Insurance Corp. ......... 53,912 623,762
Atlantic American Corp. ................ 9,908 16,844
Bowhead Specialty Holdings, Inc.
(a)
......... 35,635 1,448,563
Citizens, Inc. , Class A
(a) (b)
............... 110,471 502,643
Crawford & Co. , Class A, NVS ............ 34,353 392,311
Donegal Group, Inc. , Class A ............. 35,373 694,372
eHealth, Inc.
(a)
....................... 65,282 436,084
Fundamental Global, Inc.
(a)
.............. 1,571 28,074
GoHealth, Inc. , Class A
(a)
................ 10,179 124,896
Greenlight Capital Re Ltd. , Class A
(a)
........ 60,676 822,160
HCI Group, Inc. ...................... 18,527 2,764,784
Heritage Insurance Holdings, Inc.
(a)
......... 51,558 743,466
Hippo Holdings, Inc.
(a)
.................. 44,212 1,130,059
Investors Title Co. .................... 3,174 765,188
James River Group Holdings Ltd. .......... 83,463 350,545
Kingstone Cos., Inc.
(a) (b)
................. 22,213 369,846
Kingsway Financial Services, Inc.
(a)
......... 28,048 222,140
Maiden Holdings Ltd.
(a) (b)
................ 195,996 111,777
MBIA, Inc.
(a)
........................ 99,496 495,490
NI Holdings, Inc.
(a)
.................... 17,452 248,866
Root, Inc. , Class A
(a) (b)
.................. 19,326 2,578,861
Selectquote, Inc.
(a)
.................... 305,270 1,019,602
Tiptree, Inc. ........................ 56,624 1,364,072
United Fire Group, Inc. ................. 46,802 1,378,787
Universal Insurance Holdings, Inc. ......... 52,919 1,254,180
20,774,823
Interactive Media & Services — 1.0%
(a)
DHI Group, Inc. ...................... 94,290 131,063
EverQuote, Inc. , Class A ................ 56,340 1,475,544
fuboTV, Inc.
(b)
....................... 743,516 2,171,067
GameSquare Holdings, Inc.
(b)
............. 49,748 29,590
Intelligent Protection Management Corp.
(b)
.... 13,486 23,466
IZEA Worldwide, Inc. .................. 34,133 71,679
MediaAlpha, Inc. , Class A ............... 67,950 627,858
Nextdoor Holdings, Inc. , Class A ........... 384,324 588,016
Outbrain, Inc. ....................... 87,342 325,786
PSQ Holdings, Inc. , Class A
(b)
............ 8,197 18,771
QuinStreet, Inc. ...................... 120,633 2,152,093
System1, Inc. , Class A
(b)
................ 54,272 20,694
Travelzoo
(b)
......................... 14,275 194,568

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
TrueCar, Inc. ........................ 181,600 $ 286,928
Zedge, Inc. , Class B ................... 23,849 55,568
8,172,691
IT Services — 1.4%
Applied Digital Corp.
(a) (b)
................ 444,080 2,495,730
Backblaze, Inc. , Class A
(a)
............... 102,239 493,814
BigBear.ai Holdings, Inc.
(a) (b)
.............. 232,880 666,037
Brand Engagement Network, Inc.
(a) (b)
........ 10,884 3,744
Couchbase, Inc.
(a)
.................... 90,733 1,429,045
Crexendo, Inc.
(a)
..................... 29,644 144,366
CSP, Inc. .......................... 15,339 235,300
Data Storage Corp.
(a) (b)
................. 9,028 32,772
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 138,630 2,169,559
Hackett Group, Inc. (The) ............... 56,767 1,658,732
Information Services Group, Inc. ........... 80,143 313,359
Rackspace Technology, Inc.
(a)
............ 151,716 256,400
Research Solutions, Inc.
(a)
............... 53,687 139,586
Tucows, Inc. , Class A
(a) (b)
................ 17,929 302,642
Unisys Corp.
(a)
....................... 146,796 673,794
11,014,880
Leisure Products — 0.6%
American Outdoor Brands, Inc.
(a)
.......... 27,857 338,741
AMMO, Inc.
(a) (b)
...................... 203,197 280,412
Clarus Corp. ........................ 67,366 252,623
Escalade, Inc. ....................... 22,608 345,902
Funko, Inc. , Class A
(a)
.................. 70,771 485,489
JAKKS Pacific, Inc. ................... 18,444 455,013
Johnson Outdoors, Inc. , Class A ........... 10,516 261,217
Latham Group, Inc.
(a)
.................. 90,365 581,047
Marine Products Corp. ................. 20,003 167,825
MasterCraft Boat Holdings, Inc.
(a)
.......... 37,499 645,733
Smith & Wesson Brands, Inc. ............. 99,056 923,202
Solo Brands, Inc. , Class A
(a) (b)
............. 62,697 10,521
4,747,725
Life Sciences Tools & Services — 1.2%
(a)
Adaptive Biotechnologies Corp. ........... 259,380 1,927,193
Akoya Biosciences, Inc.
(b)
............... 60,168 83,633
Alpha Teknova, Inc.
(b)
.................. 20,089 104,262
BioLife Solutions, Inc.
(b)
................. 80,690 1,842,960
Champions Oncology, Inc. ............... 15,748 136,693
Codexis, Inc. ........................ 182,084 489,806
Conduit Pharmaceuticals, Inc. ............ 1,108 865
Harvard Bioscience, Inc. ................ 92,160 52,163
Inotiv, Inc.
(b)
......................... 49,821 110,104
Lifecore Biomedical, Inc.
(b)
............... 57,158 402,392
MaxCyte, Inc.
(b)
...................... 235,885 643,966
Nautilus Biotechnology, Inc. .............. 111,212 95,754
Niagen Bioscience, Inc. ................ 111,694 770,689
OmniAb, Inc.
(b)
....................... 212,685 510,444
Personalis, Inc. ...................... 79,377 278,613
Quanterix Corp. ...................... 80,037 521,041
Quantum-Si, Inc. , Class A
(b)
.............. 267,265 320,718
Seer, Inc. , Class A .................... 125,940 212,839
Standard BioTools, Inc. ................. 657,853 710,481
9,214,616
Machinery — 2.3%
374Water, Inc.
(a) (b)
.................... 152,304 51,783
Blue Bird Corp.
(a) (b)
.................... 71,965 2,329,507
Columbus McKinnon Corp. .............. 63,829 1,080,625
Commercial Vehicle Group, Inc.
(a)
.......... 76,889 88,422
Douglas Dynamics, Inc. ................ 50,894 1,182,268
Eastern Co. (The) .................... 11,769 297,991
Security
Shares
Shares Value
Machinery (continued)
FreightCar America, Inc.
(a)
............... 34,787 $ 192,372
Gencor Industries, Inc.
(a)
................ 23,266 282,915
Graham Corp.
(a)
...................... 22,866 658,998
Hurco Cos., Inc.
(a)
.................... 13,760 213,418
Hyster-Yale, Inc. , Class A ............... 25,738 1,069,156
L B Foster Co. , Class A
(a)
................ 19,964 392,891
Luxfer Holdings plc ................... 59,561 706,393
Manitowoc Co., Inc. (The)
(a)
.............. 76,723 659,051
Mayville Engineering Co., Inc.
(a)
........... 28,709 385,562
Miller Industries, Inc. .................. 24,951 1,057,174
NN, Inc.
(a)
.......................... 103,498 233,905
Novusterra, Inc.
(a) (b)
................... 12,894 —
Palladyne AI Corp.
(a) (b)
.................. 50,035 294,206
Park-Ohio Holdings Corp. ............... 20,455 441,828
Perma-Pipe International Holdings, Inc.
(a) (b)
.... 17,019 211,546
REV Group, Inc. ..................... 115,185 3,639,846
Shyft Group, Inc. (The) ................. 75,328 609,404
Taylor Devices, Inc.
(a) (b)
................. 6,495 209,594
TechPrecision Corp.
(a)
.................. 16,628 38,244
Titan International, Inc.
(a) (b)
............... 112,963 947,760
Twin Disc, Inc. ....................... 25,187 190,666
Wabash National Corp. ................. 95,600 1,056,380
Xos, Inc.
(a) (b)
........................ 10,936 32,917
18,554,822
Marine Transportation — 0.3%
Genco Shipping & Trading Ltd. ............ 94,668 1,264,764
Himalaya Shipping Ltd.
(b)
................ 65,843 360,820
Pangaea Logistics Solutions Ltd. .......... 80,462 382,999
Safe Bulkers, Inc. .................... 134,656 496,881
2,505,464
Media — 1.0%
Boston Omaha Corp. , Class A
(a) (b)
.......... 55,062 802,804
Cardlytics, Inc.
(a) (b)
.................... 95,014 172,925
Clear Channel Outdoor Holdings, Inc.
(a)
...... 787,191 873,782
comScore, Inc.
(a)
..................... 9,196 63,177
Creative Realities, Inc.
(a)
................ 12,102 23,599
Cumulus Media, Inc. , Class A
(a)
........... 36,089 15,951
Direct Digital Holdings, Inc. , Class A
(a) (b)
...... 7,858 5,029
Emerald Holding, Inc. .................. 35,058 137,778
Entravision Communications Corp. , Class A ... 139,270 292,467
EW Scripps Co. (The) , Class A
(a)
.......... 138,432 409,759
Fluent, Inc.
(a) (b)
....................... 16,330 35,599
Gambling.com Group Ltd.
(a) (b)
............. 36,521 460,895
Gannett Co., Inc.
(a)
.................... 319,437 923,173
Harte Hanks, Inc.
(a) (b)
.................. 14,628 70,214
iHeartMedia, Inc. , Class A
(a)
.............. 238,294 393,185
Lee Enterprises, Inc.
(a) (b)
................ 12,303 127,705
Marchex, Inc. , Class B
(a)
................ 47,996 78,233
National CineMedia, Inc.
(a)
............... 155,361 907,308
Saga Communications, Inc. , Class A ........ 9,006 112,305
SPAR Group, Inc.
(a)
................... 22,708 29,975
Thryv Holdings, Inc.
(a)
.................. 85,238 1,091,899
Townsquare Media, Inc. , Class A .......... 29,498 240,114
Urban One, Inc. , Class D, NVS
(a)
.......... 27,742 19,974
WideOpenWest, Inc.
(a)
................. 111,549 552,168
7,840,018
Metals & Mining — 1.5%
5E Advanced Materials, Inc.
(a) (b)
........... 3,930 15,052
American Battery Technology Co.
(a) (b)
........ 112,544 115,920
American Infrastructure Corp.
(a) (b)
.......... 18,637 10,244
Ampco-Pittsburgh Corp.
(a) (b)
.............. 34,641 75,171
Ascent Industries Co.
(a)
................. 15,966 202,130
Caledonia Mining Corp. plc .............. 36,696 458,333

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Contango ORE, Inc.
(a)
.................. 23,652 $ 241,487
Critical Metals Corp.
(a) (b)
................. 18,538 25,768
Dakota Gold Corp.
(a)
................... 156,330 414,274
Friedman Industries, Inc. ................ 14,810 220,521
Hycroft Mining Holding Corp. , Class A
(a) (b)
..... 49,441 160,189
i-80 Gold Corp.
(a) (b)
.................... 705,288 410,337
Idaho Strategic Resources, Inc.
(a) (b)
......... 25,643 366,951
Ivanhoe Electric, Inc.
(a) (b)
................ 186,397 1,082,967
Lifezone Metals Ltd.
(a) (b)
................. 81,461 340,507
Metallus, Inc.
(a)
...................... 93,015 1,242,680
NioCorp Developments Ltd.
(a)
............. 58,023 114,305
Olympic Steel, Inc. .................... 22,067 695,552
Perpetua Resources Corp.
(a) (b)
............ 94,693 1,012,268
Piedmont Lithium, Inc.
(a) (b)
............... 41,062 258,691
Radius Recycling, Inc. , Class A ........... 59,023 1,704,584
Ramaco Resources, Inc. , Class A .......... 58,528 481,686
Ramaco Resources, Inc. , Class B .......... 12,012 85,405
ReElement Technologies Corp.
(a) (b)
......... 31,713 23,902
SunCoke Energy, Inc. .................. 187,812 1,727,870
Tredegar Corp.
(a)
..................... 59,065 454,800
US Gold Corp.
(a)
..................... 18,546 168,583
US Goldmining, Inc.
(a)
.................. 5,251 51,460
12,161,637
Mortgage Real Estate Investment Trusts (REITs) — 2.1%
ACRES Commercial Realty Corp.
(a)
......... 14,668 317,856
Advanced Flower Capital, Inc. ............ 40,864 227,612
AG Mortgage Investment Trust, Inc. ........ 64,174 468,470
Angel Oak Mortgage REIT, Inc. ........... 26,884 256,205
Ares Commercial Real Estate Corp. ........ 118,951 550,743
ARMOUR Residential REIT, Inc. ........... 125,697 2,149,419
Cherry Hill Mortgage Investment Corp. ...... 67,656 223,265
Chicago Atlantic Real Estate Finance, Inc. .... 39,523 580,988
Dynex Capital, Inc. .................... 188,583 2,455,351
Ellington Financial, Inc. ................. 196,918 2,611,133
Franklin BSP Realty Trust, Inc. ............ 183,456 2,337,229
Granite Point Mortgage Trust, Inc. ......... 109,599 284,957
Invesco Mortgage Capital, Inc. ............ 138,811 1,095,219
Lument Finance Trust, Inc. .............. 71,544 186,730
Manhattan Bridge Capital, Inc. ............ 21,140 124,937
Nexpoint Real Estate Finance, Inc. ......... 18,321 280,128
Orchid Island Capital, Inc. ............... 177,019 1,331,183
Rithm Property Trust, Inc. ............... 89,506 256,882
Sachem Capital Corp. .................. 103,387 119,929
Seven Hills Realty Trust ................ 29,339 366,444
Sunrise Realty Trust, Inc. ............... 23,150 256,270
16,480,950
Multi-Utilities — 0.3%
Unitil Corp. ......................... 35,766 2,063,341
Office REITs — 0.5%
City Office REIT, Inc. .................. 86,773 450,352
Creative Media & Community Trust Corp. ..... 2,892 725
Franklin Street Properties Corp. ........... 215,687 383,923
NET Lease Office Properties
(a)
............ 33,360 1,046,837
Office Properties Income Trust ............ 113,032 51,543
Orion Properties, Inc. .................. 126,944 271,660
Peakstone Realty Trust , Class E .......... 81,399 1,025,627
Postal Realty Trust, Inc. , Class A .......... 50,240 717,427
3,948,094
Oil, Gas & Consumable Fuels — 2.7%
Aemetis, Inc.
(a) (b)
..................... 82,046 142,760
American Resources Corp. , Class A
(a) (b)
...... 93,200 43,543
Amplify Energy Corp.
(a) (b)
................ 87,313 326,551
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Ardmore Shipping Corp. ................ 93,989 $ 920,152
Battalion Oil Corp.
(a)
................... 8,875 11,538
Berry Corp. ......................... 170,818 548,326
Centrus Energy Corp. , Class A
(a) (b)
......... 32,285 2,008,450
Clean Energy Technologies, Inc.
(a) (b)
........ 30,701 15,043
Diversified Energy Co. plc
(d)
.............. 105,445 1,425,616
Empire Petroleum Corp.
(a) (b)
.............. 36,502 229,233
Encore Energy Corp.
(a) (b)
................ 405,115 555,008
Energy Fuels, Inc.
(a) (b)
.................. 420,490 1,568,428
Epsilon Energy Ltd. ................... 47,035 332,067
Evolution Petroleum Corp. ............... 69,879 361,973
FutureFuel Corp. ..................... 59,201 230,884
Granite Ridge Resources, Inc. ............ 117,679 715,488
Hallador Energy Co.
(a) (b)
................. 57,118 701,409
Kolibri Global Energy, Inc.
(a) (b)
............. 68,035 570,814
Lightbridge Corp.
(a) (b)
................... 31,577 235,564
NACCO Industries, Inc. , Class A ........... 9,061 305,628
Nordic American Tankers Ltd. ............ 458,124 1,126,985
PHX Minerals, Inc. , Class A .............. 79,946 315,787
Prairie Operating Co.
(a) (b)
................ 9,489 50,766
PrimeEnergy Resources Corp.
(a)
........... 1,497 341,151
REX American Resources Corp.
(a)
......... 34,584 1,299,321
Riley Exploration Permian, Inc. ............ 25,399 740,889
Ring Energy, Inc.
(a) (b)
................... 328,396 377,655
Sable Offshore Corp. , Class A
(a) (b)
.......... 112,961 2,865,821
SandRidge Energy, Inc. ................ 73,309 837,189
Stabilis Solutions, Inc.
(a)
................ 4,525 21,946
Teekay Corp. Ltd. .................... 123,830 813,563
Ur-Energy, Inc.
(a) (b)
.................... 788,935 531,821
US Energy Corp.
(a) (b)
................... 19,925 23,910
VAALCO Energy, Inc. .................. 232,624 874,666
Verde Clean Fuels, Inc. , Class A
(a) (b)
........ 7,029 23,547
Vivakor, Inc.
(a)
....................... 23,800 17,850
W&T Offshore, Inc. .................... 218,462 338,616
21,849,958
Paper & Forest Products — 0.3%
(a)
Clearwater Paper Corp. ................ 36,495 925,878
Magnera Corp.
(b)
..................... 79,212 1,438,490
2,364,368
Passenger Airlines — 0.0%
(a)
Blade Air Mobility, Inc. , Class A ............ 132,909 362,842
Volato Group, Inc.
(b)
................... 1,362 2,356
365,198
Personal Care Products — 0.3%
AXIL Brands, Inc.
(a)
.................... 7,241 36,205
Beauty Health Co. (The) , Class A
(a) (b)
........ 167,417 224,339
FitLife Brands, Inc.
(a)
................... 6,999 84,688
Honest Co., Inc. (The)
(a)
................ 185,910 873,777
Lifevantage Corp. .................... 22,078 321,897
Medifast, Inc.
(a)
...................... 24,001 323,533
Natural Alternatives International, Inc.
(a)
...... 10,047 34,562
Natural Health Trends Corp. ............. 18,165 91,915
Nature's Sunshine Products, Inc.
(a)
......... 28,296 355,115
Safety Shot, Inc.
(a) (b)
................... 94,116 34,267
Synergy CHC Corp.
(a) (b)
................. 1,766 4,256
United-Guardian, Inc. .................. 7,733 69,520
2,454,074
Pharmaceuticals — 4.6%
Aclaris Therapeutics, Inc.
(a) (b)
............. 156,818 239,932
ALT5 Sigma Corp.
(a) (b)
.................. 24,062 93,361
Alto Neuroscience, Inc.
(a) (b)
............... 48,385 104,512
Alumis, Inc.
(a) (b)
...................... 49,328 302,874

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Amylyx Pharmaceuticals, Inc.
(a)
........... 139,164 $ 492,641
AN2 Therapeutics, Inc.
(a)
................ 35,212 47,888
Anebulo Pharmaceuticals, Inc.
(a)
........... 3,491 4,538
Aquestive Therapeutics, Inc.
(a) (b)
........... 165,556 480,112
Atea Pharmaceuticals, Inc.
(a)
............. 171,811 513,715
Athira Pharma, Inc.
(a) (b)
................. 74,016 21,087
BioAge Labs, Inc.
(a) (b)
.................. 26,942 101,302
Biote Corp. , Class A
(a)
.................. 63,482 211,395
CalciMedica, Inc.
(a)
.................... 14,445 27,590
Clearside Biomedical, Inc.
(a) (b)
............. 161,732 148,454
Cognition Therapeutics, Inc.
(a) (b)
........... 71,116 29,926
Collegium Pharmaceutical, Inc.
(a) (b)
......... 71,843 2,144,514
Contineum Therapeutics, Inc. , Class A
(a)
..... 23,393 163,283
CorMedix, Inc.
(a) (b)
.................... 136,431 840,415
Enliven Therapeutics, Inc.
(a) (b)
............. 81,962 1,613,012
Esperion Therapeutics, Inc.
(a) (b)
............ 421,305 606,679
Eton Pharmaceuticals, Inc.
(a)
............. 43,725 567,550
Evolus, Inc.
(a)
....................... 125,365 1,508,141
EyePoint Pharmaceuticals, Inc.
(a) (b)
......... 147,156 797,586
Fulcrum Therapeutics, Inc.
(a) (b)
............ 120,142 346,009
Harrow, Inc.
(a) (b)
...................... 68,444 1,820,610
Ikena Oncology, Inc.
(a)
.................. 61,851 79,169
Journey Medical Corp.
(a) (b)
............... 18,725 110,477
Jupiter Neurosciences, Inc.
(a)
............. 12,720 7,759
Liquidia Corp.
(a) (b)
..................... 141,939 2,093,600
Lyra Therapeutics, Inc.
(a)
................ 110,386 13,942
Maze Therapeutics, Inc.
(a) (b)
.............. 19,536 215,091
MBX Biosciences, Inc.
(a) (b)
............... 24,992 184,441
MediWound Ltd.
(a) (b)
................... 20,668 320,767
Mind Medicine MindMed, Inc.
(a)
........... 165,175 966,274
Nektar Therapeutics
(a)
.................. 397,915 270,582
Nuvation Bio, Inc. , Class A
(a) (b)
............ 408,774 719,442
Ocular Therapeutix, Inc.
(a) (b)
.............. 353,687 2,592,526
Omeros Corp.
(a) (b)
..................... 125,694 1,033,205
Optinose, Inc.
(a)
...................... 11,051 101,338
Opus Genetics, Inc.
(a)
.................. 57,251 56,209
Oramed Pharmaceuticals, Inc.
(a) (b)
.......... 84,053 179,873
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 89,759 562,789
Phibro Animal Health Corp. , Class A ........ 45,920 980,851
ProPhase Labs, Inc.
(a)
.................. 37,587 15,196
Rapport Therapeutics, Inc.
(a) (b)
............ 38,295 384,099
Relmada Therapeutics, Inc.
(a)
............. 54,208 14,636
Reviva Pharmaceuticals Holdings, Inc.
(a) (b)
.... 52,128 49,720
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 1,421,371 )
(a) (b) (e)
................... 135,627 33,572
scPharmaceuticals, Inc.
(a) (b)
.............. 87,290 229,573
SCYNEXIS, Inc.
(a) (b)
................... 82,191 78,254
SIGA Technologies, Inc.
(a)
............... 104,774 574,161
Tarsus Pharmaceuticals, Inc.
(a)
............ 83,411 4,284,823
Telomir Pharmaceuticals, Inc.
(a) (b)
.......... 42,799 138,241
Terns Pharmaceuticals, Inc.
(a)
............. 156,691 432,467
Theravance Biopharma, Inc.
(a) (b)
........... 83,256 743,476
Third Harmonic Bio, Inc.
(a) (b)
.............. 48,577 168,562
Trevi Therapeutics, Inc.
(a) (b)
.............. 167,293 1,052,273
Ventyx Biosciences, Inc.
(a)
............... 137,543 158,174
Verrica Pharmaceuticals, Inc.
(a)
............ 85,621 37,862
Veru, Inc.
(a) (b)
........................ 298,873 146,478
VYNE Therapeutics, Inc.
(a) (b)
.............. 35,302 55,777
WaVe Life Sciences Ltd.
(a)
............... 216,257 1,747,357
Xeris Biopharma Holdings, Inc.
(a)
.......... 314,253 1,725,249
Zevra Therapeutics, Inc.
(a)
............... 119,634 896,059
36,681,470
Security
Shares
Shares Value
Professional Services — 2.1%
Aeries Technology, Inc.
(a)
................ 36,527 $ 22,318
Asure Software, Inc.
(a)
.................. 54,277 518,345
Barrett Business Services, Inc. ............ 57,715 2,374,972
BGSF, Inc.
(a)
........................ 22,636 83,301
BlackSky Technology, Inc.
(a) (b)
............. 57,376 443,517
CRA International, Inc. ................. 14,770 2,558,164
DLH Holdings Corp.
(a)
.................. 19,084 77,290
FiscalNote Holdings, Inc. , Class A
(a) (b)
....... 163,706 132,291
Forrester Research, Inc.
(a)
............... 25,873 239,067
Franklin Covey Co.
(a) (b)
................. 25,844 713,811
Heidrick & Struggles International, Inc. ...... 45,146 1,933,603
HireQuest, Inc. ...................... 12,522 149,012
Hudson Global, Inc.
(a) (b)
................. 5,418 57,810
IBEX Holdings Ltd.
(a)
................... 19,269 469,200
Innodata, Inc.
(a) (b)
..................... 60,569 2,174,427
Kelly Services, Inc. , Class A, NVS ......... 70,439 927,682
Mastech Digital, Inc.
(a)
.................. 5,420 55,338
Mistras Group, Inc.
(a)
.................. 46,818 495,334
RCM Technologies, Inc.
(a)
............... 12,912 201,427
Resolute Holdings Management, Inc.
(a) (b)
..... 4,659 146,013
Resources Connection, Inc. .............. 73,124 478,231
Skillsoft Corp. , Class A
(a)
................ 9,016 173,468
Spire Global, Inc. , Class A
(a) (b)
............ 49,617 401,402
TrueBlue, Inc.
(a)
...................... 64,875 344,486
TTEC Holdings, Inc. ................... 44,742 147,201
Where Food Comes From, Inc.
(a) (b)
......... 6,062 67,106
Willdan Group, Inc.
(a)
.................. 28,644 1,166,384
16,551,200
Real Estate Management & Development — 0.5%
(a)
American Realty Investors, Inc. ........... 3,584 39,245
AMREP Corp. ....................... 5,855 117,393
Comstock Holding Cos., Inc. , Class A ....... 6,808 58,685
Douglas Elliman, Inc. .................. 160,836 276,638
Fathom Holdings, Inc. .................. 30,330 26,751
FRP Holdings, Inc. .................... 29,733 849,472
InterGroup Corp. (The) ................. 1,164 14,108
JW Mays, Inc. ....................... 796 30,431
Maui Land & Pineapple Co., Inc.
(b)
......... 17,253 303,135
Offerpad Solutions, Inc. , Class A
(b)
......... 23,091 38,331
Rafael Holdings, Inc. , Class B
(b)
........... 47,992 89,745
RE/MAX Holdings, Inc. , Class A ........... 39,866 333,678
Real Brokerage, Inc. (The) .............. 226,192 918,339
Star Holdings ....................... 29,173 248,262
Stratus Properties, Inc. ................. 12,353 219,266
Tejon Ranch Co.
(b)
.................... 46,658 739,529
Transcontinental Realty Investors, Inc. ...... 2,824 78,931
4,381,939
Residential REITs — 0.5%
Bluerock Homes Trust, Inc. , Class A ........ 7,530 85,616
BRT Apartments Corp. ................. 25,550 434,350
Clipper Realty, Inc. .................... 26,877 103,208
UMH Properties, Inc. .................. 161,845 3,026,501
3,649,675
Retail REITs — 0.8%
CBL & Associates Properties, Inc. .......... 49,030 1,303,217
FrontView REIT, Inc. ................... 32,117 410,776
NETSTREIT Corp. .................... 184,249 2,920,347
Whitestone REIT ..................... 111,115 1,618,946
6,253,286
Semiconductors & Semiconductor Equipment — 1.8%
Aehr Test Systems
(a) (b)
.................. 63,275 461,275
Alpha & Omega Semiconductor Ltd.
(a) (b)
...... 53,098 1,320,016

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Amtech Systems, Inc.
(a) (b)
............... 26,400 $ 127,512
Atomera, Inc.
(a) (b)
..................... 53,367 213,468
AXT, Inc.
(a) (b)
........................ 93,559 131,918
CEVA, Inc.
(a)
........................ 52,330 1,340,171
CVD Equipment Corp.
(a)
................ 11,541 35,431
Everspin Technologies, Inc.
(a)
............. 44,213 225,486
GCT Semiconductor Holding, Inc.
(a) (b)
....... 17,092 28,031
GSI Technology, Inc.
(a) (b)
................ 40,643 82,505
Ichor Holdings Ltd.
(a) (b)
.................. 74,082 1,674,994
indie Semiconductor, Inc. , Class A
(a) (b)
....... 376,859 766,908
inTEST Corp.
(a) (b)
..................... 27,465 191,980
Kopin Corp.
(a)
....................... 246,982 230,237
Maxeon Solar Technologies Ltd.
(a)
.......... 18,263 53,876
Navitas Semiconductor Corp.
(a) (b)
.......... 291,279 597,122
NVE Corp. ......................... 10,713 682,847
Penguin Solutions, Inc.
(a) (b)
............... 116,628 2,025,829
Pixelworks, Inc.
(a) (b)
.................... 130,530 81,816
QuickLogic Corp.
(a) (b)
................... 31,236 159,616
Rigetti Computing, Inc.
(a) (b)
............... 423,098 3,350,936
SkyWater Technology, Inc.
(a)
............. 60,757 430,767
14,212,741
Software — 5.9%
8x8, Inc.
(a) (b)
......................... 294,273 588,546
A10 Networks, Inc. .................... 158,988 2,597,864
ACCESS Newswire, Inc.
(a)
............... 6,556 57,889
Airship AI Holdings, Inc.
(a) (b)
.............. 18,190 70,213
Arteris, Inc.
(a)
........................ 64,579 446,241
AudioEye, Inc.
(a)
...................... 18,749 208,114
authID, Inc.
(a) (b)
...................... 16,275 78,934
Aware, Inc.
(a)
........................ 28,971 45,774
Bit Digital, Inc.
(a) (b)
..................... 277,424 560,396
Blend Labs, Inc. , Class A
(a)
.............. 537,236 1,799,741
Cerence, Inc.
(a) (b)
..................... 95,589 755,153
Cipher Mining, Inc.
(a) (b)
.................. 455,284 1,047,153
Consensus Cloud Solutions, Inc.
(a)
......... 40,559 936,102
Core Scientific, Inc.
(a)
.................. 399,201 2,890,215
CoreCard Corp.
(a) (b)
................... 13,197 246,916
CS Disco, Inc.
(a)
...................... 64,757 264,856
CXApp, Inc.
(a) (b)
...................... 26,852 24,164
Daily Journal Corp.
(a) (b)
................. 3,124 1,242,415
Digimarc Corp.
(a) (b)
.................... 33,827 433,662
Digital Turbine, Inc.
(a)
.................. 217,742 591,170
Domo, Inc. , Class B
(a)
.................. 77,834 603,992
D-Wave Quantum, Inc.
(a) (b)
............... 408,791 3,106,812
eGain Corp.
(a)
....................... 39,390 191,041
Expensify, Inc. , Class A
(a)
............... 138,492 421,016
Gryphon Digital Mining, Inc.
(a) (b)
........... 77,632 13,197
Hut 8 Corp.
(a) (b)
...................... 181,415 2,108,042
I3 Verticals, Inc. , Class A
(a) (b)
............. 51,131 1,261,402
Intellicheck, Inc.
(a) (b)
................... 41,605 126,063
Kaltura, Inc.
(a)
....................... 220,243 414,057
Logility Supply Chain Solutions, Inc. , Class A .. 70,693 1,008,082
Mercurity Fintech Holding, Inc.
(a) (b)
.......... 128,918 691,000
Mitek Systems, Inc.
(a) (b)
................. 100,745 831,146
NextNav, Inc.
(a) (b)
..................... 179,078 2,179,379
Nvni Group Ltd.
(a)
..................... 6,920 1,482
ON24, Inc.
(a)
........................ 60,805 316,186
OneSpan, Inc. ....................... 85,086 1,297,561
Ooma, Inc.
(a) (b)
....................... 55,935 732,189
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 81,049 849,394
Phunware, Inc.
(a) (b)
.................... 24,044 70,930
Porch Group, Inc.
(a)
................... 176,169 1,284,272
QXO, Inc.
(b)
......................... 1,587 21,488
reAlpha Tech Corp.
(a) (b)
................. 24,081 26,248
Security
Shares
Shares Value
Software (continued)
Red Violet, Inc. ...................... 24,662 $ 927,045
Rekor Systems, Inc.
(a) (b)
................. 168,478 149,389
ReposiTrak, Inc. ..................... 26,180 530,669
Rimini Street, Inc.
(a)
................... 120,051 417,777
Roadzen, Inc.
(a)
...................... 90,027 93,628
Silvaco Group, Inc.
(a)
.................. 13,753 62,714
SoundHound AI, Inc. , Class A
(a) (b)
.......... 725,155 5,888,260
SoundThinking, Inc.
(a)
.................. 21,841 370,205
SRAX, Inc.
(a)
........................ 49,878 2,993
Synchronoss Technologies, Inc.
(a) (b)
......... 19,349 210,711
Telos Corp.
(a)
........................ 122,174 290,774
Terawulf, Inc.
(a) (b)
..................... 596,892 1,629,515
Upland Software, Inc.
(a)
................. 55,185 157,829
Veritone, Inc.
(a) (b)
..................... 59,637 138,656
Viant Technology, Inc. , Class A
(a)
........... 33,719 418,453
Weave Communications, Inc.
(a)
........... 90,204 1,000,362
WM Technology, Inc. , Class A
(a)
........... 196,658 222,224
Xperi, Inc.
(a)
......................... 99,818 770,595
Yext, Inc.
(a)
......................... 238,672 1,470,220
47,192,516
Specialized REITs — 0.2%
Farmland Partners, Inc. ................ 98,854 1,102,222
Gladstone Land Corp. ................. 74,824 787,149
Global Self Storage, Inc. ................ 23,759 119,745
2,009,116
Specialty Retail — 2.0%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 56,473 333,191
aka Brands Holding Corp.
(a)
.............. 1,344 18,117
America's Car-Mart, Inc.
(a) (b)
.............. 16,450 746,665
BARK, Inc.
(a) (b)
....................... 289,348 402,194
Big 5 Sporting Goods Corp. .............. 48,729 47,116
Build-A-Bear Workshop, Inc. ............. 28,083 1,043,845
Caleres, Inc. ........................ 73,337 1,263,597
CarParts.com, Inc.
(a)
................... 125,593 125,593
Cato Corp. (The) , Class A ............... 38,933 129,647
Children's Place, Inc. (The)
(a) (b)
............ 19,215 167,939
Citi Trends, Inc.
(a) (b)
.................... 14,500 320,957
Destination XL Group, Inc.
(a) (b)
............ 112,039 163,577
Duluth Holdings, Inc. , Class B
(a)
........... 30,949 53,851
Envela Corp.
(a) (b)
..................... 15,721 97,942
Genesco, Inc.
(a)
...................... 23,891 507,206
Grove Collaborative Holdings
(a) (b)
.......... 57,709 77,907
GrowGeneration Corp.
(a) (b)
............... 123,599 133,487
Haverty Furniture Cos., Inc. .............. 33,077 652,278
J Jill, Inc. .......................... 13,923 271,916
Lands' End, Inc.
(a)
.................... 30,998 315,560
Lazydays Holdings, Inc.
(a) (b)
.............. 99,177 32,173
Lulu's Fashion Lounge Holdings, Inc.
(a)
...... 39,366 15,746
MarineMax, Inc.
(a)
..................... 49,136 1,056,424
OneWater Marine, Inc. , Class A
(a) (b)
......... 26,614 430,615
PetMed Express, Inc.
(a)
................. 44,986 188,491
RealReal, Inc. (The)
(a)
.................. 227,444 1,225,923
Rent the Runway, Inc. , Class A
(a) (b)
......... 6,961 31,046
RumbleON, Inc. , Class B
(a) (b)
............. 39,171 110,462
Shoe Carnival, Inc. .................... 39,874 876,829
Sleep Number Corp.
(a)
................. 48,920 310,153
Sportsman's Warehouse Holdings, Inc.
(a)
..... 84,387 83,889
Stitch Fix, Inc. , Class A
(a) (b)
............... 225,965 734,386
Tandy Leather Factory, Inc. .............. 7,809 22,646
ThredUp, Inc. , Class A
(a)
................ 177,977 428,925
Tile Shop Holdings, Inc.
(a) (b)
.............. 63,447 411,137
Tilly's, Inc. , Class A
(a) (b)
................. 34,481 75,858
Torrid Holdings, Inc.
(a) (b)
................. 45,020 246,710

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Winmark Corp. ...................... 6,539 $ 2,078,552
Zumiez, Inc.
(a)
....................... 34,503 513,750
15,746,300
Technology Hardware, Storage & Peripherals — 0.4%
AstroNova, Inc.
(a) (b)
.................... 14,426 132,575
CompoSecure, Inc. , Class A ............. 54,883 596,578
CPI Card Group, Inc.
(a)
................. 10,840 316,203
Eastman Kodak Co.
(a) (b)
................. 136,208 860,835
Immersion Corp. ..................... 68,453 518,874
Intevac, Inc. ........................ 59,339 237,059
One Stop Systems, Inc.
(a) (b)
.............. 41,892 97,189
TransAct Technologies, Inc.
(a) (b)
............ 20,188 74,292
Turtle Beach Corp.
(a)
................... 35,670 509,011
3,342,616
Textiles, Apparel & Luxury Goods — 0.3%
Crown Crafts, Inc. .................... 22,234 80,932
Culp, Inc.
(a)
......................... 26,016 130,080
Jerash Holdings US, Inc. ................ 15,408 52,387
Lakeland Industries, Inc. ................ 20,689 420,194
Movado Group, Inc. ................... 33,669 562,946
Rocky Brands, Inc. .................... 16,181 281,064
Superior Group of Cos., Inc. ............. 28,359 310,247
Unifi, Inc.
(a)
......................... 30,923 148,740
Vera Bradley, Inc.
(a)
................... 53,446 120,253
2,106,843
Tobacco — 0.3%
Ispire Technology, Inc.
(a)
................ 43,531 118,840
Turning Point Brands, Inc. ............... 38,396 2,282,258
2,401,098
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc. , Class A ........ 59,739 280,176
BlueLinx Holdings, Inc.
(a) (b)
............... 18,312 1,373,034
DXP Enterprises, Inc.
(a)
................. 27,543 2,265,687
EVI Industries, Inc. .................... 14,385 241,380
Hudson Technologies, Inc.
(a)
............. 99,080 611,324
Karat Packaging, Inc. .................. 15,364 408,375
Titan Machinery, Inc.
(a) (b)
................ 47,127 803,044
Transcat, Inc.
(a) (b)
..................... 20,654 1,537,690
Willis Lease Finance Corp. .............. 6,409 1,012,430
8,533,140
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 25,705 334,422
Water Utilities — 0.4%
Cadiz, Inc.
(a) (b)
....................... 96,543 282,871
Consolidated Water Co. Ltd. ............. 33,921 830,725
Global Water Resources, Inc. ............. 26,168 269,792
Pure Cycle Corp.
(a)
.................... 46,482 486,666
York Water Co. (The) .................. 31,992 1,109,483
2,979,537
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc. ................... 41,486 682,030
SurgePays, Inc.
(a) (b)
................... 31,118 64,414
746,444
Total Common Stocks — 99 .8%
(Cost: $ 1,006,205,444 ) ............................ 797,775,578
Security
Shares
Shares Value
Preferred Stocks
Software — 0.0%
BTCS, Inc.
(a)
........................ 19,145 $ —
Total Preferred Stocks — 0.0%
(Cost: $ – ) ..................................... —
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............. 33,109 15,561
Inhibrx, Inc., CVR .................... 73,455 83,004
Oncternal Therapeutics, Inc., CVR
(b)
........ 1,634 1,675
100,240
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a)
.......... 4,194 601
Pharmaceuticals — 0.0%
Contra CVR Catalyst, CVR
(a) (b) (c)
........... 37,156 1
Total Rights — 0.0%
(Cost: $ 50,910 ) ................................. 100,842
Warrants
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc. ( Issued/Exercisable
02/28/25 , 1 Share for 1 Warrant, Expires
02/28/28 , Strike Price USD 47.50 )
(a)
...... 4,991 —
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 3,712 9,447
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 9,447
Total Long-Term Investments — 99.8%
(Cost: $ 1,006,256,354 ) ............................ 797,885,867
Short-Term Securities
Money Market Funds — 19.2%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(h)
................... 152,117,684 152,193,743
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 1,228,494 1,228,494
Total Short-Term Securities — 19 .2%
(Cost: $ 153,332,682 ) .............................. 153,422,237
Total Investments — 119 .0%
(Cost: $ 1,159,589,036 ) ............................ 951,308,104
Liabilities in Excess of Other Assets — (19.0) % ............ (151,624,204)
Net Assets — 100.0% ...............................
$ 799,683,900

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
16
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $33,572, representing less than 0.05% of its net assets as of period end, and an original cost of $1,421,371.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 153,302,770 $ — $ (1,101,206)
(a)
$ (5,737) $ (2,084) $ 152,193,743 152,117,684 $ 3,575,169
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,846,133 — (8,617,639)
(a)
— — 1,228,494 1,228,494 77,104 —
$ (5,737) $ (2,084) $ 153,422,237 $ 3,652,273 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 21 06/20/25 $ 2,128 $ 7,172
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 7,172 $ — $ — $ — $ 7,172
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
17
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 83,817 $ — $ — $ — $ 83,817
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (39,204) $ — $ — $ — $ (39,204)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,452,051
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 797,190,944 $ 359,313 $ 225,321 $ 797,775,578
Preferred Securities ....................................... — — — —
Rights ................................................ — 601 100,241 100,842
Warrants .............................................. — 9,447 — 9,447
Short-Term Securities
Money Market Funds ...................................... 153,422,237 — — 153,422,237
$ 950,613,181 $ 369,361 $ 325,562 $ 951,308,104
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 7,172 $ — $ — $ 7,172
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2025
iShares
®
Russell 2500 ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
BWX Technologies, Inc. ................ 20,230 $ 1,995,689
Curtiss-Wright Corp.
(a)
.................. 8,448 2,680,297
Hexcel Corp. ........................ 18,108 991,594
Huntington Ingalls Industries, Inc. .......... 8,657 1,766,374
Loar Holdings, Inc.
(a) (b)
.................. 7,732 546,266
Spirit AeroSystems Holdings, Inc. , Class A
(b)
... 25,899 892,480
Standardaero, Inc.
(a) (b)
.................. 23,237 619,034
Textron, Inc.
(a)
....................... 41,429 2,993,245
Woodward, Inc. ...................... 13,025 2,376,932
14,861,911
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 25,655 2,627,072
GXO Logistics, Inc.
(b)
.................. 26,067 1,018,698
3,645,770
Automobile Components — 0.3%
BorgWarner, Inc. ..................... 48,320 1,384,368
Gentex Corp. ....................... 51,229 1,193,636
Lear Corp. ......................... 12,023 1,060,669
QuantumScape Corp. , Class A
(a) (b)
......... 82,463 343,046
3,981,719
Automobiles — 0.3%
Harley-Davidson, Inc. .................. 26,015 656,879
Lucid Group, Inc.
(a) (b)
................... 222,565 538,607
Rivian Automotive, Inc. , Class A
(a) (b)
......... 186,370 2,320,307
Thor Industries, Inc. ................... 11,287 855,667
4,371,460
Banks — 2.2%
Bank OZK ......................... 23,360 1,014,992
BOK Financial Corp. ................... 5,088 529,915
Columbia Banking System, Inc. ........... 46,273 1,154,049
Comerica, Inc. ....................... 30,271 1,787,805
Commerce Bancshares, Inc. ............. 28,181 1,753,704
Cullen/Frost Bankers, Inc. ............... 13,454 1,684,441
East West Bancorp, Inc. ................ 30,462 2,734,269
First Hawaiian, Inc. ................... 28,440 695,074
First Horizon Corp. .................... 117,794 2,287,559
FNB Corp. ......................... 78,970 1,062,146
Pinnacle Financial Partners, Inc. ........... 17,273 1,831,629
Popular, Inc. ........................ 15,797 1,459,169
Prosperity Bancshares, Inc. .............. 19,957 1,424,331
Synovus Financial Corp. ................ 31,934 1,492,595
TFS Financial Corp. ................... 12,217 151,369
Webster Financial Corp. ................ 37,687 1,942,765
Western Alliance Bancorp ............... 24,401 1,874,729
Wintrust Financial Corp. ................ 14,326 1,611,102
Zions Bancorp NA .................... 31,778 1,584,451
28,076,094
Beverages — 0.3%
Boston Beer Co., Inc. (The) , Class A
(b)
....... 1,911 456,423
Celsius Holdings, Inc.
(b)
................. 39,124 1,393,597
Coca-Cola Consolidated, Inc. ............. 1,335 1,802,250
3,652,270
Biotechnology — 1.4%
(b)
Apellis Pharmaceuticals, Inc. ............. 23,692 518,144
Exact Sciences Corp.
(a)
................. 40,326 1,745,713
Exelixis, Inc. ........................ 62,096 2,292,584
Ionis Pharmaceuticals, Inc. .............. 34,922 1,053,597
Natera, Inc. ......................... 25,337 3,582,905
Neurocrine Biosciences, Inc. ............. 22,131 2,447,689
Security
Shares
Shares Value
Biotechnology (continued)
Roivant Sciences Ltd.
(a)
................. 93,623 $ 944,656
Sarepta Therapeutics, Inc. ............... 20,212 1,289,930
Ultragenyx Pharmaceutical, Inc. ........... 19,826 717,899
United Therapeutics Corp. ............... 9,672 2,981,587
Viking Therapeutics, Inc. ................ 23,499 567,501
18,142,205
Broadline Retail — 0.3%
Dillard's, Inc. , Class A .................. 683 244,603
Etsy, Inc.
(a) (b)
........................ 24,772 1,168,743
Kohl's Corp.
(a)
....................... 25,819 211,200
Macy's, Inc. ........................ 61,191 768,559
Nordstrom, Inc. ...................... 22,576 551,983
Ollie's Bargain Outlet Holdings, Inc.
(b)
....... 13,540 1,575,514
4,520,602
Building Products — 1.7%
A O Smith Corp. ..................... 26,253 1,715,896
AAON, Inc. ......................... 14,916 1,165,387
Advanced Drainage Systems, Inc. ......... 15,531 1,687,443
Allegion plc ......................... 19,386 2,529,098
Armstrong World Industries, Inc. ........... 9,612 1,354,139
AZEK Co., Inc. (The) , Class A
(b)
........... 31,877 1,558,466
Fortune Brands Innovations, Inc. .......... 27,262 1,659,710
Hayward Holdings, Inc.
(b)
................ 31,803 442,698
Lennox International, Inc. ............... 7,088 3,975,163
Owens Corning ...................... 19,039 2,719,150
Simpson Manufacturing Co., Inc. .......... 9,357 1,469,798
Trex Co., Inc.
(b)
...................... 23,671 1,375,285
21,652,233
Capital Markets — 2.5%
Affiliated Managers Group, Inc. ........... 6,945 1,166,968
Carlyle Group, Inc. (The) ................ 49,699 2,166,379
Evercore, Inc. , Class A ................. 7,879 1,573,594
FactSet Research Systems, Inc. ........... 8,503 3,865,804
Houlihan Lokey, Inc. , Class A ............. 11,999 1,937,839
Invesco Ltd. ........................ 81,036 1,229,316
Janus Henderson Group plc ............. 29,158 1,054,062
Jefferies Financial Group, Inc. ............ 39,499 2,115,961
Lazard, Inc. ........................ 24,320 1,053,056
MarketAxess Holdings, Inc. .............. 8,403 1,817,989
Morningstar, Inc. ..................... 6,118 1,834,605
Robinhood Markets, Inc. , Class A
(b)
......... 150,049 6,245,039
SEI Investments Co. ................... 21,953 1,704,211
Stifel Financial Corp. .................. 22,491 2,120,002
TPG, Inc. , Class A .................... 19,689 933,849
Virtu Financial, Inc. , Class A .............. 17,722 675,563
XP, Inc. , Class A ..................... 90,717 1,247,359
32,741,596
Chemicals — 1.0%
Ashland, Inc. ........................ 10,897 646,083
Axalta Coating Systems Ltd.
(b)
............ 48,239 1,600,088
Chemours Co. (The) ................... 33,540 453,796
Element Solutions, Inc. ................. 49,738 1,124,576
FMC Corp. ......................... 27,771 1,171,659
Huntsman Corp. ..................... 36,672 579,051
Mosaic Co. (The) ..................... 70,888 1,914,685
NewMarket Corp. ..................... 1,487 842,311
Olin Corp. .......................... 25,858 626,798
RPM International, Inc. ................. 28,161 3,257,664
Scotts Miracle-Gro Co. (The) ............. 9,608 527,383
12,744,094

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2500 ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 0.4%
Clean Harbors, Inc.
(a) (b)
................. 11,305 $ 2,228,215
MSA Safety, Inc. ..................... 8,173 1,198,897
Tetra Tech, Inc. ...................... 58,907 1,723,030
Vestis Corp. ........................ 28,902 286,130
5,436,272
Communications Equipment — 0.7%
Ciena Corp.
(b)
....................... 31,788 1,920,949
F5, Inc.
(a) (b)
......................... 12,917 3,439,409
Juniper Networks, Inc. ................. 71,957 2,604,124
Lumentum Holdings, Inc.
(a) (b)
............. 15,122 942,705
Ubiquiti, Inc. ........................ 933 289,361
9,196,548
Construction & Engineering — 1.2%
AECOM ........................... 29,532 2,738,502
API Group Corp.
(b)
.................... 51,080 1,826,621
Comfort Systems USA, Inc. .............. 7,797 2,513,207
EMCOR Group, Inc. ................... 10,059 3,718,108
Everus Construction Group, Inc.
(b)
.......... 11,514 427,054
MasTec, Inc.
(b)
....................... 13,879 1,619,818
Valmont Industries, Inc. ................. 4,423 1,262,192
WillScot Holdings Corp. ................ 39,750 1,105,050
15,210,552
Construction Materials — 0.1%
Eagle Materials, Inc. ................... 7,350 1,631,186
Consumer Finance — 0.6%
Ally Financial, Inc. .................... 60,303 2,199,250
Credit Acceptance Corp.
(a) (b)
.............. 1,396 720,825
OneMain Holdings, Inc. ................. 25,050 1,224,444
SLM Corp. ......................... 46,507 1,365,910
SoFi Technologies, Inc.
(b)
................ 239,914 2,790,200
8,300,629
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc. , Class A ............ 92,556 2,035,306
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 29,140 3,324,874
Casey's General Stores, Inc. ............. 8,173 3,547,409
Grocery Outlet Holding Corp.
(b)
............ 21,715 303,576
Maplebear, Inc.
(b)
..................... 36,866 1,470,585
Performance Food Group Co.
(b)
........... 33,751 2,653,841
US Foods Holding Corp.
(b)
............... 48,034 3,144,306
16,479,897
Containers & Packaging — 1.8%
AptarGroup, Inc. ..................... 14,646 2,173,174
Avery Dennison Corp. .................. 17,760 3,160,747
Berry Global Group, Inc. ................ 25,385 1,772,127
Crown Holdings, Inc. .................. 25,865 2,308,710
Graphic Packaging Holding Co. ........... 65,789 1,707,882
Packaging Corp. of America ............. 19,601 3,881,390
Sealed Air Corp. ..................... 23,089 667,272
Silgan Holdings, Inc. ................... 18,479 944,647
Smurfit WestRock plc .................. 114,421 5,155,810
Sonoco Products Co. .................. 21,799 1,029,785
22,801,544
Distributors — 0.2%
Pool Corp. ......................... 8,233 2,620,976
Diversified Consumer Services — 0.8%
ADT, Inc. .......................... 81,955 667,114
Bright Horizons Family Solutions, Inc.
(b)
...... 12,813 1,627,764
Duolingo, Inc. , Class A
(b)
................ 8,310 2,580,587
Grand Canyon Education, Inc.
(a) (b)
.......... 6,420 1,110,788
H&R Block, Inc. ...................... 30,763 1,689,196
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Service Corp. International .............. 31,060 $ 2,491,012
10,166,461
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.
(b)
...... 54,353 1,949,099
Iridium Communications, Inc. ............. 25,185 688,054
Liberty Global Ltd. , Class A
(b)
............. 37,047 426,411
Liberty Global Ltd. , Class C, NVS
(b)
......... 34,694 415,287
3,478,851
Electric Utilities — 0.8%
IDACORP, Inc. ...................... 11,811 1,372,674
NRG Energy, Inc. ..................... 44,546 4,252,361
OGE Energy Corp. .................... 44,264 2,034,374
Pinnacle West Capital Corp. ............. 25,117 2,392,394
10,051,803
Electrical Equipment — 0.6%
Acuity, Inc. ......................... 6,818 1,795,520
Generac Holdings, Inc.
(b)
................ 13,036 1,651,010
nVent Electric plc ..................... 36,508 1,913,749
Regal Rexnord Corp. .................. 14,682 1,671,546
Sensata Technologies Holding plc .......... 33,377 810,060
7,841,885
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc.
(b)
................ 11,657 1,210,346
Avnet, Inc. ......................... 19,344 930,253
Cognex Corp. ....................... 38,229 1,140,371
Coherent Corp.
(a) (b)
.................... 27,544 1,788,707
Crane NXT Co. ...................... 11,014 566,120
Ingram Micro Holding Corp.
(a)
............. 4,549 80,699
IPG Photonics Corp.
(a) (b)
................ 6,090 384,523
Jabil, Inc. .......................... 23,558 3,205,537
Littelfuse, Inc. ....................... 5,402 1,062,790
TD SYNNEX Corp. .................... 16,648 1,730,726
Vontier Corp. ........................ 33,327 1,094,792
13,194,864
Energy Equipment & Services — 0.4%
NOV, Inc. .......................... 86,115 1,310,670
TechnipFMC plc ...................... 93,520 2,963,649
Weatherford International plc ............. 16,040 858,942
5,133,261
Entertainment — 0.5%
Liberty Media Corp.-Liberty Live , Class A
(b)
.... 4,511 303,320
Liberty Media Corp.-Liberty Live , Class C, NVS
(b)
10,440 711,381
Madison Square Garden Sports Corp.
(b)
...... 4,169 811,788
Playtika Holding Corp. ................. 15,533 80,305
Roku, Inc. , Class A
(b)
.................. 28,061 1,976,617
TKO Group Holdings, Inc. , Class A
(a)
........ 17,426 2,662,867
6,546,278
Financial Services — 1.4%
Affirm Holdings, Inc. , Class A
(b)
............ 57,238 2,586,585
Equitable Holdings, Inc. ................ 49,909 2,599,760
Euronet Worldwide, Inc.
(a) (b)
.............. 9,394 1,003,749
Jack Henry & Associates, Inc. ............ 16,014 2,924,156
MGIC Investment Corp. ................ 56,734 1,405,868
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 13,577 1,109,377
Toast, Inc. , Class A
(b)
.................. 102,358 3,395,215
UWM Holdings Corp. , Class A ............ 22,293 121,720
Voya Financial, Inc. ................... 21,683 1,469,240
Western Union Co. (The) ............... 49,227 520,822
WEX, Inc.
(a) (b)
........................ 8,734 1,371,413
18,507,905
2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2500 ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products — 0.5%
Darling Ingredients, Inc.
(a) (b)
.............. 35,158 $ 1,098,336
Flowers Foods, Inc. ................... 41,939 797,260
Freshpet, Inc.
(b)
...................... 10,323 858,564
Ingredion, Inc. ....................... 14,498 1,960,275
Pilgrim's Pride Corp.
(b)
................. 9,332 508,687
Post Holdings, Inc.
(b)
................... 11,513 1,339,653
Seaboard Corp. ...................... 58 156,433
Smithfield Foods, Inc.
(b)
................. 5,655 115,305
6,834,513
Gas Utilities — 0.3%
MDU Resources Group, Inc. ............. 45,589 770,910
National Fuel Gas Co. ................. 20,248 1,603,439
UGI Corp. .......................... 47,725 1,578,266
3,952,615
Ground Transportation — 0.9%
Avis Budget Group, Inc.
(b)
............... 3,938 298,894
Knight-Swift Transportation Holdings, Inc. .... 34,621 1,505,667
Landstar System, Inc. .................. 7,815 1,173,813
Lyft, Inc. , Class A
(b)
.................... 82,156 975,192
Ryder System, Inc. .................... 9,217 1,325,497
Saia, Inc.
(a) (b)
........................ 5,867 2,050,106
Schneider National, Inc. , Class B .......... 10,320 235,812
U-Haul Holding Co. , NVS ............... 22,349 1,322,614
U-Haul Holding Co.
(a) (b)
................. 1,895 123,857
XPO, Inc.
(a) (b)
........................ 25,338 2,725,862
11,737,314
Health Care Equipment & Supplies — 0.8%
Dentsply Sirona, Inc. .................. 44,492 664,710
Enovis Corp.
(a) (b)
...................... 12,611 481,866
Envista Holdings Corp.
(b)
................ 38,402 662,818
Globus Medical, Inc. , Class A
(a) (b)
.......... 24,764 1,812,725
Inspire Medical Systems, Inc.
(b)
........... 6,488 1,033,409
Masimo Corp.
(b)
...................... 9,608 1,600,693
Penumbra, Inc.
(a) (b)
.................... 8,152 2,179,926
QuidelOrtho Corp.
(a) (b)
.................. 14,577 509,758
Teleflex, Inc. ........................ 10,289 1,421,837
10,367,742
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
(a) (b)
............ 20,196 612,343
Amedisys, Inc.
(b)
..................... 7,194 666,380
Chemed Corp. ....................... 3,276 2,015,788
DaVita, Inc.
(b)
........................ 10,442 1,597,313
Encompass Health Corp. ............... 21,902 2,218,235
Henry Schein, Inc.
(b)
................... 27,890 1,910,186
Premier, Inc. , Class A .................. 21,208 408,890
Tenet Healthcare Corp.
(b)
................ 21,070 2,833,915
Universal Health Services, Inc. , Class B ..... 12,671 2,380,881
14,643,931
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc. , Class A ....... 78,420 1,325,298
Medical Properties Trust, Inc.
(a)
............ 132,817 800,886
Omega Healthcare Investors, Inc. .......... 59,646 2,271,320
4,397,504
Health Care Technology — 0.1%
(b)
Certara, Inc.
(a)
....................... 27,669 273,923
Doximity, Inc. , Class A ................. 27,737 1,609,578
1,883,501
Security
Shares
Shares Value
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. .............. 153,944 $ 2,187,544
Park Hotels & Resorts, Inc. .............. 45,706 488,140
2,675,684
Hotels, Restaurants & Leisure — 2.1%
Aramark ........................... 57,932 1,999,813
Boyd Gaming Corp. ................... 14,117 929,322
Caesars Entertainment, Inc.
(a) (b)
........... 46,828 1,170,700
Cava Group, Inc.
(a) (b)
................... 16,702 1,443,220
Choice Hotels International, Inc.
(a)
.......... 6,120 812,614
Churchill Downs, Inc. .................. 15,491 1,720,585
Dutch Bros, Inc. , Class A
(b)
.............. 24,185 1,493,182
Hyatt Hotels Corp. , Class A
(a)
............. 9,111 1,116,098
Light & Wonder, Inc. , Class A
(b)
............ 19,635 1,700,587
Marriott Vacations Worldwide Corp. ......... 7,710 495,290
Norwegian Cruise Line Holdings Ltd.
(b)
....... 96,924 1,837,679
Penn Entertainment, Inc.
(a) (b)
............. 33,850 552,093
Planet Fitness, Inc. , Class A
(b)
............ 18,707 1,807,283
Texas Roadhouse, Inc. ................. 14,800 2,466,124
Travel + Leisure Co. ................... 14,687 679,861
Vail Resorts, Inc. ..................... 8,322 1,331,686
Wendy's Co. (The) .................... 38,266 559,832
Wingstop, Inc. ....................... 6,498 1,465,819
Wyndham Hotels & Resorts, Inc. .......... 16,780 1,518,758
Wynn Resorts Ltd. .................... 22,534 1,881,589
26,982,135
Household Durables — 0.9%
Leggett & Platt, Inc. ................... 30,856 244,071
Mohawk Industries, Inc.
(b)
............... 11,661 1,331,453
Newell Brands, Inc. ................... 93,346 578,745
SharkNinja, Inc.
(b)
..................... 14,676 1,224,125
Somnigroup International, Inc. ............ 37,107 2,221,967
Toll Brothers, Inc. ..................... 22,207 2,344,837
TopBuild Corp.
(a) (b)
.................... 6,657 2,030,052
Whirlpool Corp. ...................... 11,766 1,060,470
11,035,720
Household Products — 0.1%
Reynolds Consumer Products, Inc. ......... 12,512 298,536
Spectrum Brands Holdings, Inc. ........... 6,107 436,956
735,492
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp. ............. 30,155 841,928
Clearway Energy, Inc. , Class A ............ 7,686 218,743
Clearway Energy, Inc. , Class C ........... 18,507 560,207
1,620,878
Industrial REITs — 0.6%
Americold Realty Trust, Inc. .............. 63,085 1,353,804
EastGroup Properties, Inc. .............. 10,875 1,915,631
First Industrial Realty Trust, Inc. ........... 29,290 1,580,489
Rexford Industrial Realty, Inc. ............ 48,742 1,908,249
STAG Industrial, Inc. .................. 40,103 1,448,520
8,206,693
Insurance — 2.9%
American Financial Group, Inc. ........... 15,849 2,081,608
Assurant, Inc. ....................... 11,318 2,373,950
Assured Guaranty Ltd. ................. 11,099 977,822
Axis Capital Holdings Ltd. ............... 16,955 1,699,569
Brighthouse Financial, Inc.
(b)
............. 13,400 777,066
Everest Group Ltd. .................... 9,379 3,407,672
First American Financial Corp. ............ 22,123 1,451,932
Globe Life, Inc. ...................... 18,281 2,407,973
Hanover Insurance Group, Inc. (The) ....... 7,960 1,384,642

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2500 ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Kemper Corp. ....................... 13,512 $ 903,277
Kinsale Capital Group, Inc.
(a)
............. 4,862 2,366,384
Lincoln National Corp. ................. 24,581 882,704
Old Republic International Corp. ........... 51,193 2,007,789
Primerica, Inc. ....................... 7,337 2,087,597
Reinsurance Group of America, Inc. ........ 14,505 2,856,035
RenaissanceRe Holdings Ltd. ............ 11,330 2,719,200
RLI Corp. .......................... 18,341 1,473,333
Ryan Specialty Holdings, Inc. , Class A ....... 22,699 1,676,775
Unum Group ........................ 30,743 2,504,325
White Mountains Insurance Group Ltd.
(a)
..... 554 1,066,899
37,106,552
Interactive Media & Services — 0.3%
IAC, Inc.
(b)
.......................... 16,679 766,233
Match Group, Inc. .................... 56,900 1,775,280
TripAdvisor, Inc.
(b)
.................... 24,681 349,730
Trump Media & Technology Group Corp.
(a) (b)
... 17,828 348,359
ZoomInfo Technologies, Inc.
(a) (b)
........... 67,515 675,150
3,914,752
IT Services — 0.4%
Amdocs Ltd. ........................ 24,842 2,273,043
DXC Technology Co.
(b)
................. 39,913 680,517
Globant SA
(a) (b)
...................... 9,320 1,097,150
Kyndryl Holdings, Inc.
(a) (b)
............... 50,329 1,580,331
5,631,041
Leisure Products — 0.4%
Brunswick Corp. ..................... 14,639 788,310
Hasbro, Inc. ........................ 30,817 1,894,937
Mattel, Inc.
(a) (b)
....................... 75,183 1,460,806
Polaris, Inc. ......................... 11,508 471,138
YETI Holdings, Inc.
(b)
.................. 19,053 630,654
5,245,845
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc. , Class A
(b)
............ 23,983 209,372
Azenta, Inc.
(a) (b)
...................... 8,816 305,386
Bio-Rad Laboratories, Inc. , Class A
(b)
........ 4,203 1,023,683
Bio-Techne Corp. ..................... 34,669 2,032,643
Bruker Corp. ........................ 24,295 1,014,073
Charles River Laboratories International, Inc.
(a) (b)
11,334 1,705,994
Fortrea Holdings, Inc.
(a) (b)
................ 18,534 139,932
Medpace Holdings, Inc.
(a) (b)
.............. 5,634 1,716,623
QIAGEN NV
(b)
....................... 48,098 1,931,135
Repligen Corp.
(a) (b)
.................... 12,382 1,575,486
Sotera Health Co.
(b)
................... 34,316 400,124
12,054,451
Machinery — 2.8%
AGCO Corp. ........................ 13,824 1,279,688
Allison Transmission Holdings, Inc. ......... 19,107 1,827,967
Crane Co. .......................... 10,812 1,656,182
Donaldson Co., Inc. ................... 26,595 1,783,461
Esab Corp. ......................... 12,544 1,461,376
Flowserve Corp. ..................... 29,087 1,420,609
Gates Industrial Corp. plc
(a) (b)
............. 52,811 972,250
Graco, Inc. ......................... 37,088 3,097,219
ITT, Inc. ........................... 18,201 2,350,841
Lincoln Electric Holdings, Inc. ............ 12,206 2,308,887
Middleby Corp. (The)
(b)
................. 11,803 1,793,820
Nordson Corp. ....................... 12,591 2,539,856
Oshkosh Corp. ...................... 14,465 1,360,867
Pentair plc ......................... 36,560 3,198,269
RBC Bearings, Inc.
(b)
.................. 6,309 2,030,047
Snap-on, Inc. ....................... 11,459 3,861,798
Security
Shares
Shares Value
Machinery (continued)
Timken Co. (The) ..................... 14,280 $ 1,026,304
Toro Co. (The) ....................... 22,723 1,653,098
35,622,539
Marine Transportation — 0.1%
Kirby Corp.
(a) (b)
....................... 12,846 1,297,574
Media — 1.0%
Interpublic Group of Cos., Inc. (The) ........ 82,202 2,232,606
Liberty Broadband Corp. , Class A
(b)
......... 3,659 311,015
Liberty Broadband Corp. , Class C, NVS
(b)
.... 24,427 2,077,516
New York Times Co. (The) , Class A ......... 35,441 1,757,874
News Corp. , Class A, NVS .............. 84,128 2,289,964
News Corp. , Class B
(a)
................. 25,438 772,552
Nexstar Media Group, Inc. ............... 6,805 1,219,592
Paramount Global , Class A
(a)
............. 2,039 46,387
Paramount Global , Class B, NVS .......... 131,391 1,571,437
12,278,943
Metals & Mining — 1.0%
Alcoa Corp. ......................... 54,598 1,665,239
ATI, Inc.
(b)
.......................... 27,361 1,423,593
Cleveland-Cliffs, Inc.
(a) (b)
................ 107,203 881,209
MP Materials Corp. , Class A
(a) (b)
........... 29,578 721,999
Reliance, Inc. ....................... 11,883 3,431,216
Royal Gold, Inc. ...................... 14,513 2,373,021
United States Steel Corp. ............... 49,347 2,085,404
12,581,681
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. ................ 196,046 1,878,121
Annaly Capital Management, Inc. .......... 126,207 2,563,264
Rithm Capital Corp. ................... 115,276 1,319,910
Starwood Property Trust, Inc. ............. 73,410 1,451,316
7,212,611
Multi-Utilities — 0.3%
NiSource, Inc. ....................... 103,374 4,144,264
Office REITs — 0.5%
BXP, Inc. .......................... 34,697 2,331,292
Cousins Properties, Inc. ................ 36,872 1,087,724
Highwoods Properties, Inc. .............. 23,441 694,791
Kilroy Realty Corp. .................... 26,031 852,776
Vornado Realty Trust .................. 38,965 1,441,315
6,407,898
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp. ................ 75,394 1,357,092
Antero Resources Corp.
(b)
............... 64,203 2,596,369
APA Corp. ......................... 80,191 1,685,615
Chord Energy Corp. ................... 13,627 1,536,036
Civitas Resources, Inc. ................. 21,856 762,556
DT Midstream, Inc. .................... 22,252 2,146,873
EQT Corp. ......................... 130,383 6,966,364
Expand Energy Corp. .................. 50,979 5,674,982
HF Sinclair Corp. ..................... 34,365 1,129,921
Matador Resources Co. ................ 26,041 1,330,435
New Fortress Energy, Inc. , Class A ......... 18,840 156,560
Ovintiv, Inc. ......................... 58,232 2,492,330
Permian Resources Corp. , Class A ......... 144,844 2,006,089
Range Resources Corp. ................ 52,510 2,096,724
Texas Pacific Land Corp.
(a)
.............. 4,149 5,497,384
Viper Energy, Inc. , Class A .............. 28,341 1,279,596
38,714,926

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2500 ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 13,884 $ 1,277,050
Passenger Airlines — 0.2%
(b)
Alaska Air Group, Inc. .................. 27,801 1,368,365
American Airlines Group, Inc. ............. 144,826 1,527,915
2,896,280
Personal Care Products — 0.3%
(b)
BellRing Brands, Inc. .................. 28,442 2,117,791
Coty, Inc. , Class A .................... 86,374 472,466
elf Beauty, Inc.
(a)
..................... 11,893 746,762
3,337,019
Pharmaceuticals — 0.6%
Elanco Animal Health, Inc.
(a) (b)
............ 109,235 1,146,968
Intra-Cellular Therapies, Inc.
(b)
............ 22,734 2,999,069
Jazz Pharmaceuticals plc
(b)
.............. 13,361 1,658,768
Organon & Co. ...................... 57,489 856,011
Perrigo Co. plc ...................... 30,319 850,145
7,510,961
Professional Services — 1.2%
CACI International, Inc. , Class A
(a) (b)
........ 4,884 1,792,037
Clarivate plc
(a) (b)
...................... 89,818 352,985
Concentrix Corp. ..................... 10,404 578,879
Dayforce, Inc.
(b)
...................... 33,289 1,941,747
Dun & Bradstreet Holdings, Inc. ........... 68,126 609,046
FTI Consulting, Inc.
(b)
.................. 7,766 1,274,245
Genpact Ltd. ........................ 38,409 1,935,045
KBR, Inc. .......................... 29,540 1,471,387
ManpowerGroup, Inc. .................. 10,585 612,660
Parsons Corp.
(b)
...................... 10,189 603,291
Paycor HCM, Inc.
(b)
................... 18,573 416,778
Paylocity Holding Corp.
(b)
............... 9,602 1,798,839
Robert Half, Inc. ..................... 22,507 1,227,757
Science Applications International Corp. ..... 10,977 1,232,388
15,847,084
Real Estate Management & Development — 0.5%
(b)
Howard Hughes Holdings, Inc.
(a)
........... 6,961 515,671
Jones Lang LaSalle, Inc. ................ 10,459 2,592,890
Seaport Entertainment Group, Inc.
(a)
........ 2,132 45,774
Zillow Group, Inc. , Class A
(a)
............. 10,353 692,202
Zillow Group, Inc. , Class C, NVS .......... 34,279 2,350,168
6,196,705
Residential REITs — 0.7%
American Homes 4 Rent , Class A .......... 74,579 2,819,832
Camden Property Trust ................. 22,923 2,803,483
Equity LifeStyle Properties, Inc. ........... 41,706 2,781,790
8,405,105
Retail REITs — 1.0%
Agree Realty Corp. ................... 22,494 1,736,312
Brixmor Property Group, Inc. ............. 66,357 1,761,778
Federal Realty Investment Trust ........... 18,672 1,826,495
Kimco Realty Corp. ................... 145,969 3,100,382
NNN REIT, Inc. ...................... 41,331 1,762,767
Regency Centers Corp. ................ 39,871 2,940,885
13,128,619
Semiconductors & Semiconductor Equipment — 1.0%
Allegro MicroSystems, Inc.
(b)
............. 27,084 680,621
Amkor Technology, Inc. ................. 25,453 459,681
Astera Labs, Inc.
(a) (b)
................... 24,358 1,453,442
Cirrus Logic, Inc.
(a) (b)
................... 11,934 1,189,283
Lattice Semiconductor Corp.
(a) (b)
........... 30,153 1,581,525
MACOM Technology Solutions Holdings, Inc.
(b)
. 13,766 1,381,831
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc. ................. 14,861 $ 1,191,109
Onto Innovation, Inc.
(b)
................. 10,824 1,313,384
Qorvo, Inc.
(b)
........................ 20,886 1,512,355
Universal Display Corp. ................ 10,362 1,445,292
Wolfspeed, Inc.
(a) (b)
.................... 33,988 104,003
12,312,526
Software — 2.7%
Appfolio, Inc. , Class A
(a) (b)
............... 5,028 1,105,657
Bentley Systems, Inc. , Class B ............ 31,042 1,221,192
BILL Holdings, Inc.
(b)
................... 22,312 1,023,898
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 106,371 960,530
Confluent, Inc. , Class A
(b)
............... 54,878 1,286,340
Dolby Laboratories, Inc. , Class A .......... 13,278 1,066,356
DoubleVerify Holdings, Inc.
(b)
............. 32,041 428,388
Dropbox, Inc. , Class A
(b)
................ 49,114 1,311,835
Dynatrace, Inc.
(b)
..................... 65,849 3,104,780
Elastic NV
(b)
........................ 19,272 1,717,135
Five9, Inc.
(b)
........................ 16,450 446,618
Gen Digital, Inc. ...................... 120,446 3,196,637
Gitlab, Inc. , Class A
(a) (b)
................. 27,868 1,309,796
Guidewire Software, Inc.
(a) (b)
.............. 18,115 3,394,026
Informatica, Inc. , Class A
(b)
.............. 18,255 318,550
Manhattan Associates, Inc.
(b)
............. 13,514 2,338,463
nCino, Inc.
(a) (b)
....................... 18,555 509,706
Nutanix, Inc. , Class A
(b)
................. 55,391 3,866,846
Pegasystems, Inc. .................... 9,896 687,970
Procore Technologies, Inc.
(a) (b)
............ 23,754 1,568,239
RingCentral, Inc. , Class A
(b)
.............. 18,094 448,007
SentinelOne, Inc. , Class A
(b)
.............. 62,663 1,139,213
Teradata Corp.
(a) (b)
.................... 21,374 480,488
UiPath, Inc. , Class A
(b)
................. 94,882 977,285
Unity Software, Inc.
(a) (b)
................. 67,709 1,326,419
35,234,374
Specialized REITs — 0.8%
CubeSmart ......................... 49,493 2,113,846
EPR Properties ...................... 16,708 879,008
Gaming & Leisure Properties, Inc. ......... 57,546 2,929,091
Lamar Advertising Co. , Class A ........... 19,340 2,200,505
National Storage Affiliates Trust ........... 15,524 611,646
Rayonier, Inc. ....................... 34,206 953,663
9,687,759
Specialty Retail — 1.8%
Advance Auto Parts, Inc. ................ 13,481 528,590
AutoNation, Inc.
(a) (b)
................... 5,634 912,257
Bath & Body Works, Inc. ................ 48,569 1,472,612
Carvana Co. , Class A
(a) (b)
................ 23,905 4,998,057
Dick's Sporting Goods, Inc. .............. 12,365 2,492,289
Five Below, Inc.
(b)
..................... 12,068 904,195
Floor & Decor Holdings, Inc. , Class A
(b)
...... 23,197 1,866,663
GameStop Corp. , Class A
(a) (b)
............. 86,240 1,924,877
Gap, Inc. (The) ...................... 45,218 931,943
Lithia Motors, Inc. , Class A .............. 5,803 1,703,413
Murphy USA, Inc. .................... 4,060 1,907,429
Penske Automotive Group, Inc. ........... 4,078 587,150
RH
(a) (b)
............................ 3,340 782,929
Valvoline, Inc.
(a) (b)
..................... 28,423 989,405
Wayfair, Inc. , Class A
(a) (b)
................ 21,435 686,563
22,688,372
Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc. , Class A
(b)
............. 67,936 3,007,527

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2500 ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 1.0%
Amer Sports, Inc.
(b)
.................... 13,893 $ 371,360
Birkenstock Holding plc
(b)
............... 8,930 409,441
Capri Holdings Ltd.
(a) (b)
................. 25,902 511,046
Carter's, Inc. ........................ 7,871 321,924
Columbia Sportswear Co. ............... 7,348 556,170
Crocs, Inc.
(a) (b)
....................... 12,675 1,346,085
PVH Corp. ......................... 12,252 791,969
Ralph Lauren Corp. , Class A ............. 8,739 1,929,047
Skechers USA, Inc. , Class A
(a) (b)
........... 29,151 1,655,194
Tapestry, Inc. ........................ 51,461 3,623,369
Under Armour, Inc. , Class A
(a) (b)
........... 43,498 271,862
Under Armour, Inc. , Class C, NVS
(b)
........ 42,545 253,143
VF Corp. .......................... 77,524 1,203,173
13,243,783
Trading Companies & Distributors — 0.8%
Air Lease Corp. , Class A ................ 23,267 1,124,029
Core & Main, Inc. , Class A
(a) (b)
............ 42,568 2,056,460
MSC Industrial Direct Co., Inc. , Class A ...... 10,159 789,050
SiteOne Landscape Supply, Inc.
(a) (b)
......... 9,914 1,203,956
Watsco, Inc. ........................ 7,661 3,894,086
WESCO International, Inc. ............... 9,315 1,446,619
10,514,200
Water Utilities — 0.2%
Essential Utilities, Inc. .................. 55,718 2,202,533
Total Common Stocks — 58 .9%
(Cost: $ 783,463,300 ) .............................. 759,765,562
Security
Shares
Shares Value
Investment Companies
iShares Russell 2000 ETF
(a) (c)
............. 2,644,559 $ 527,563,075
Total Investment Companies — 40 .9%
(Cost: $ 550,889,888 ) .............................. 527,563,075
Total Long-Term Investments — 99.8%
(Cost: $ 1,334,353,188 ) ............................ 1,287,328,637
Short-Term Securities
Money Market Funds — 18.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 235,431,599 235,549,315
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 1,196,476 1,196,476
Total Short-Term Securities — 18 .4%
(Cost: $ 236,732,448 ) .............................. 236,745,791
Total Investments — 118 .2%
(Cost: $ 1,571,085,636 ) ............................ 1,524,074,428
Liabilities in Excess of Other Assets — (18.2) % ............ (234,430,937)
Net Assets — 100.0% ...............................
$ 1,289,643,491
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 326,611,802 $ — $ (91,094,891)
(a)
$ 31,876 $ 528 $ 235,549,315 235,431,599 $ 973,419
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,398,138 — (201,662)
(a)
— — 1,196,476 1,196,476 83,810 —
iShares Russell 2000 ETF ... 451,470,147 295,150,086 (173,643,415) 17,087,600 (62,501,343) 527,563,075 2,644,559 5,690,322 —
$ 17,119,476 $ (62,500,815) $ 764,308,866 $ 6,747,551 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2500 ETF
24
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 10 06/20/25 $ 1,014 $ 5,538
S&P Midcap 400 E-Mini Index ................................................. 3 06/20/25 882 11,139
$ 16,677
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 16,677 $ — $ — $ — $ 16,677
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (171,179) $ — $ — $ — $ (171,179)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (30,600) $ — $ — $ — $ (30,600)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,108,155

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 2500 ETF
Schedules of Investments
25
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 759,765,562 $ — $ — $ 759,765,562
Investment Companies ..................................... 527,563,075 — — 527,563,075
Short-Term Securities
Money Market Funds ...................................... 236,745,791 — — 236,745,791
$ 1,524,074,428 $ — $ — $ 1,524,074,428
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 16,677 $ — $ — $ 16,677
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2025
iShares
®
Russell Mid-Cap ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.
(a)
................. 245,095 $ 128,907,715
BWX Technologies, Inc. ................ 308,251 30,408,961
Curtiss-Wright Corp. ................... 128,706 40,834,553
HEICO Corp.
(b)
...................... 149,349 39,904,559
HEICO Corp. , Class A .................. 275,081 58,033,839
Hexcel Corp. ........................ 274,369 15,024,447
Howmet Aerospace, Inc.
(b)
............... 1,370,428 177,785,624
Huntington Ingalls Industries, Inc. .......... 133,117 27,161,193
L3Harris Technologies, Inc. .............. 640,485 134,059,915
Loar Holdings, Inc.
(a) (b)
.................. 118,281 8,356,553
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
.. 392,487 13,525,102
Standardaero, Inc.
(a) (b)
.................. 354,896 9,454,429
Textron, Inc.
(b)
....................... 631,950 45,658,388
Woodward, Inc. ...................... 198,823 36,283,209
765,398,487
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 392,757 40,218,317
Expeditors International of Washington, Inc. ... 470,440 56,570,410
GXO Logistics, Inc.
(a) (b)
................. 399,046 15,594,717
112,383,444
Automobile Components — 0.3%
Aptiv plc
(a) (b)
......................... 796,410 47,386,395
BorgWarner, Inc. ..................... 735,365 21,068,207
Gentex Corp. ....................... 768,128 17,897,383
Lear Corp. ......................... 182,301 16,082,594
QuantumScape Corp. , Class A
(a) (b)
......... 1,222,006 5,083,545
107,518,124
Automobiles — 0.2%
Harley-Davidson, Inc. .................. 386,856 9,768,114
Lucid Group, Inc.
(a) (b)
................... 3,381,059 8,182,163
Rivian Automotive, Inc. , Class A
(a) (b)
......... 2,833,197 35,273,303
Thor Industries, Inc. ................... 172,465 13,074,571
66,298,151
Banks — 2.7%
Bank OZK ......................... 358,086 15,558,837
BOK Financial Corp. ................... 76,117 7,927,586
Citizens Financial Group, Inc. ............ 1,484,026 60,800,545
Columbia Banking System, Inc. ........... 705,816 17,603,051
Comerica, Inc. ....................... 448,323 26,477,956
Commerce Bancshares, Inc. ............. 420,683 26,179,103
Cullen/Frost Bankers, Inc. ............... 199,447 24,970,764
East West Bancorp, Inc. ................ 466,355 41,860,025
Fifth Third Bancorp ................... 2,284,921 89,568,903
First Citizens BancShares, Inc. , Class A
(b)
.... 38,843 72,019,583
First Hawaiian, Inc. ................... 435,329 10,639,441
First Horizon Corp. .................... 1,759,744 34,174,228
FNB Corp. ......................... 1,203,368 16,185,300
Huntington Bancshares, Inc. ............. 4,882,662 73,288,757
KeyCorp ........................... 3,135,828 50,141,890
M&T Bank Corp. ..................... 561,703 100,404,411
NU Holdings Ltd. , Class A
(a) (b)
............. 10,962,299 112,253,942
Pinnacle Financial Partners, Inc. ........... 257,965 27,354,609
Popular, Inc. ........................ 233,733 21,589,917
Prosperity Bancshares, Inc. .............. 305,720 21,819,236
Regions Financial Corp. ................ 3,069,228 66,694,324
Synovus Financial Corp. ................ 475,258 22,213,559
TFS Financial Corp. ................... 167,730 2,078,175
Webster Financial Corp. ................ 580,089 29,903,588
Western Alliance Bancorp ............... 363,752 27,947,066
Wintrust Financial Corp. ................ 221,553 24,915,850
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA .................... 486,824 $ 24,273,045
1,048,843,691
Beverages — 0.3%
Boston Beer Co., Inc. (The) , Class A
(a) (b)
...... 29,678 7,088,293
Brown-Forman Corp. , Class A ............ 171,837 5,751,384
Brown-Forman Corp. , Class B, NVS ........ 590,048 20,026,229
Celsius Holdings, Inc.
(a)
................. 595,390 21,207,792
Coca-Cola Consolidated, Inc. ............. 20,439 27,592,650
Molson Coors Beverage Co. , Class B ....... 576,995 35,121,686
116,788,034
Biotechnology — 1.4%
(a)
Alnylam Pharmaceuticals, Inc. ............ 435,589 117,617,742
Apellis Pharmaceuticals, Inc.
(b)
............ 352,686 7,713,243
Biogen, Inc.
(b)
....................... 492,738 67,426,268
BioMarin Pharmaceutical, Inc. ............ 639,101 45,178,050
Exact Sciences Corp.
(b)
................. 619,659 26,825,038
Exelixis, Inc. ........................ 948,095 35,003,667
GRAIL, Inc.
(b)
....................... 89,556 2,287,260
Incyte Corp. ........................ 538,118 32,583,045
Ionis Pharmaceuticals, Inc.
(b)
............. 529,692 15,980,808
Natera, Inc. ......................... 388,027 54,870,898
Neurocrine Biosciences, Inc. ............. 337,982 37,380,809
Roivant Sciences Ltd.
(b)
................. 1,415,017 14,277,521
Sarepta Therapeutics, Inc. ............... 307,475 19,623,054
Ultragenyx Pharmaceutical, Inc. ........... 304,970 11,042,964
United Therapeutics Corp. ............... 147,857 45,579,877
Viking Therapeutics, Inc.
(b)
............... 362,504 8,754,472
542,144,716
Broadline Retail — 0.7%
Coupang, Inc. , Class A
(a)
................ 3,905,961 85,657,725
Dillard's, Inc. , Class A
(b)
................. 10,213 3,657,582
eBay, Inc. .......................... 1,619,017 109,656,021
Etsy, Inc.
(a)
......................... 376,709 17,773,131
Kohl's Corp.
(b)
....................... 377,726 3,089,799
Macy's, Inc. ........................ 930,414 11,686,000
Nordstrom, Inc. ...................... 342,205 8,366,912
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 207,979 24,200,436
264,087,606
Building Products — 1.3%
A O Smith Corp. ..................... 403,904 26,399,165
AAON, Inc. ......................... 229,387 17,922,006
Advanced Drainage Systems, Inc. ......... 239,380 26,008,637
Allegion plc ......................... 296,221 38,644,992
Armstrong World Industries, Inc. ........... 147,138 20,728,801
AZEK Co., Inc. (The) , Class A
(a)
........... 477,340 23,337,153
Builders FirstSource, Inc.
(a) (b)
............. 382,473 47,786,177
Carlisle Cos., Inc. .................... 153,023 52,104,331
Fortune Brands Innovations, Inc. .......... 420,241 25,584,272
Hayward Holdings, Inc.
(a) (b)
............... 494,016 6,876,703
Lennox International, Inc. ............... 108,384 60,784,999
Masco Corp. ........................ 731,304 50,854,880
Owens Corning ...................... 288,476 41,200,142
Simpson Manufacturing Co., Inc.
(b)
......... 143,359 22,518,832
Trex Co., Inc.
(a) (b)
..................... 361,490 21,002,569
481,753,659
Capital Markets — 5.1%
Affiliated Managers Group, Inc. ........... 99,075 16,647,572
Ameriprise Financial, Inc. ............... 325,024 157,347,369
Ares Management Corp. , Class A .......... 625,820 91,751,470
Bank of New York Mellon Corp. (The) ....... 2,428,260 203,658,166
Blue Owl Capital, Inc. , Class A ............ 1,757,776 35,225,831
Carlyle Group, Inc. (The) ................ 742,949 32,385,147

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
CBOE Global Markets, Inc. .............. 356,959 $ 80,776,252
Coinbase Global, Inc. , Class A
(a)
........... 683,907 117,789,303
Evercore, Inc. , Class A ................. 121,011 24,168,317
FactSet Research Systems, Inc. ........... 128,999 58,648,105
Franklin Resources, Inc. ................ 1,045,582 20,127,454
Houlihan Lokey, Inc. , Class A ............. 178,334 28,800,941
Interactive Brokers Group, Inc. , Class A ...... 357,333 59,170,772
Invesco Ltd. ........................ 1,230,280 18,663,348
Janus Henderson Group plc ............. 435,076 15,727,997
Jefferies Financial Group, Inc. ............ 590,311 31,622,960
Lazard, Inc. ........................ 373,791 16,185,150
LPL Financial Holdings, Inc.
(b)
............ 251,749 82,357,168
MarketAxess Holdings, Inc. .............. 124,929 27,028,389
Morningstar, Inc. ..................... 91,031 27,297,466
MSCI, Inc. ......................... 256,719 145,174,595
Nasdaq, Inc. ........................ 1,392,341 105,622,988
Northern Trust Corp. ................... 654,459 64,562,380
Raymond James Financial, Inc. ........... 684,618 95,100,286
Robinhood Markets, Inc. , Class A
(a)
......... 2,272,220 94,569,796
SEI Investments Co. ................... 336,265 26,104,252
State Street Corp. .................... 988,454 88,496,287
Stifel Financial Corp. .................. 337,025 31,767,977
T. Rowe Price Group, Inc. ............... 741,914 68,159,639
TPG, Inc. , Class A .................... 286,197 13,574,324
Tradeweb Markets, Inc. , Class A ........... 392,602 58,285,693
Virtu Financial, Inc. , Class A .............. 273,109 10,410,915
XP, Inc. , Class A ..................... 1,368,544 18,817,480
1,966,025,789
Chemicals — 2.3%
Albemarle Corp. ..................... 398,346 28,688,879
Ashland, Inc. ........................ 158,893 9,420,766
Axalta Coating Systems Ltd.
(a)
............ 736,096 24,416,304
Celanese Corp. ...................... 368,043 20,893,801
CF Industries Holdings, Inc. .............. 585,520 45,758,388
Chemours Co. (The) ................... 505,826 6,843,826
Corteva, Inc. ........................ 2,324,086 146,254,732
Dow, Inc. .......................... 2,379,412 83,089,067
DuPont de Nemours, Inc. ............... 1,412,871 105,513,206
Eastman Chemical Co. ................. 389,326 34,303,514
Element Solutions, Inc. ................. 755,963 17,092,323
FMC Corp. ......................... 424,439 17,907,081
Huntsman Corp. ..................... 557,260 8,799,135
International Flavors & Fragrances, Inc. ...... 864,766 67,114,489
LyondellBasell Industries NV , Class A ....... 876,924 61,735,450
Mosaic Co. (The) ..................... 1,068,046 28,847,923
NewMarket Corp. ..................... 23,100 13,084,995
Olin Corp. .......................... 396,662 9,615,087
PPG Industries, Inc. ................... 780,711 85,370,748
RPM International, Inc. ................. 429,883 49,728,866
Scotts Miracle-Gro Co. (The) ............. 143,109 7,855,253
Westlake Corp. ...................... 113,101 11,313,493
883,647,326
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.
(a) (b)
................. 171,988 33,898,835
MSA Safety, Inc. ..................... 126,322 18,530,174
RB Global, Inc. ...................... 619,225 62,108,267
Rollins, Inc. ......................... 944,979 51,057,215
Tetra Tech, Inc. ...................... 908,795 26,582,254
Veralto Corp. ........................ 835,291 81,399,108
Vestis Corp. ........................ 385,453 3,815,985
277,391,838
Security
Shares
Shares Value
Communications Equipment — 0.4%
Ciena Corp.
(a)
....................... 477,795 $ 28,873,152
F5, Inc.
(a)
.......................... 195,320 52,007,856
Juniper Networks, Inc. ................. 1,101,037 39,846,529
Lumentum Holdings, Inc.
(a) (b)
............. 230,263 14,354,596
Ubiquiti, Inc. ........................ 14,064 4,361,809
139,443,942
Construction & Engineering — 0.9%
AECOM ........................... 447,070 41,456,801
API Group Corp.
(a) (b)
................... 775,906 27,746,399
Comfort Systems USA, Inc. .............. 118,802 38,293,449
EMCOR Group, Inc. ................... 154,145 56,976,616
Everus Construction Group, Inc.
(a) (b)
........ 171,197 6,349,697
MasTec, Inc.
(a)
....................... 213,661 24,936,375
Quanta Services, Inc. .................. 490,741 124,736,547
Valmont Industries, Inc. ................. 67,778 19,341,808
WillScot Holdings Corp. ................ 604,332 16,800,430
356,638,122
Construction Materials — 0.6%
Eagle Materials, Inc.
(b)
.................. 112,879 25,051,237
Martin Marietta Materials, Inc. ............ 207,100 99,020,723
Vulcan Materials Co. .................. 447,067 104,300,731
228,372,691
Consumer Finance — 0.9%
Ally Financial, Inc. .................... 925,138 33,739,783
Credit Acceptance Corp.
(a) (b)
.............. 21,352 11,025,105
Discover Financial Services .............. 845,729 144,365,940
OneMain Holdings, Inc. ................. 381,502 18,647,818
SLM Corp. ......................... 711,729 20,903,481
SoFi Technologies, Inc.
(a) (b)
.............. 3,587,001 41,716,822
Synchrony Financial ................... 1,314,895 69,610,541
340,009,490
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc. , Class A ............ 1,422,270 31,275,717
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 446,776 50,977,142
Casey's General Stores, Inc. ............. 125,174 54,330,523
Dollar General Corp. .................. 744,361 65,451,663
Dollar Tree, Inc.
(a)
..................... 683,774 51,330,914
Grocery Outlet Holding Corp.
(a)
............ 322,962 4,515,009
Kroger Co. (The) ..................... 2,243,915 151,890,606
Maplebear, Inc.
(a) (b)
.................... 560,858 22,372,626
Performance Food Group Co.
(a)
........... 517,409 40,683,870
Sysco Corp. ........................ 1,662,405 124,746,871
US Foods Holding Corp.
(a) (b)
.............. 734,836 48,102,364
Walgreens Boots Alliance, Inc. ............ 2,436,452 27,215,169
672,892,474
Containers & Packaging — 1.4%
Amcor plc .......................... 4,863,854 47,179,384
AptarGroup, Inc. ..................... 224,913 33,372,591
Avery Dennison Corp. .................. 271,499 48,318,677
Ball Corp. .......................... 1,001,297 52,137,535
Berry Global Group, Inc. ................ 389,934 27,221,292
Crown Holdings, Inc. .................. 396,602 35,400,694
Graphic Packaging Holding Co.
(b)
.......... 1,014,255 26,330,060
International Paper Co. ................. 1,770,233 94,441,930
Packaging Corp. of America ............. 300,733 59,551,149
Sealed Air Corp. ..................... 421,630 12,185,107
Silgan Holdings, Inc. ................... 284,353 14,536,125
Smurfit WestRock plc .................. 1,745,728 78,662,504
Sonoco Products Co. .................. 333,440 15,751,706
545,088,754

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Distributors — 0.4%
Genuine Parts Co. .................... 471,129 $ 56,130,309
LKQ Corp. ......................... 876,223 37,274,527
Pool Corp. ......................... 126,264 40,196,144
133,600,980
Diversified Consumer Services — 0.4%
ADT, Inc. .......................... 1,256,545 10,228,276
Bright Horizons Family Solutions, Inc.
(a)
...... 195,991 24,898,697
Duolingo, Inc. , Class A
(a)
................ 126,248 39,205,054
Grand Canyon Education, Inc.
(a)
........... 96,627 16,718,404
H&R Block, Inc. ...................... 460,407 25,280,948
Service Corp. International .............. 474,569 38,060,434
154,391,813
Diversified REITs — 0.1%
WP Carey, Inc. ...................... 732,663 46,238,362
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.
(a)
...... 834,382 29,920,938
Iridium Communications, Inc. ............. 379,221 10,360,318
Liberty Global Ltd. , Class A
(a) (b)
............ 553,204 6,367,378
Liberty Global Ltd. , Class C, NVS
(a)
......... 517,244 6,191,411
52,840,045
Electric Utilities — 2.9%
Alliant Energy Corp. ................... 866,459 55,756,637
Edison International ................... 1,286,254 75,786,086
Entergy Corp. ....................... 1,440,362 123,136,547
Evergy, Inc. ......................... 756,825 52,183,084
Eversource Energy ................... 1,239,530 76,987,208
Exelon Corp. ........................ 3,384,196 155,943,752
FirstEnergy Corp. .................... 1,944,981 78,616,132
IDACORP, Inc. ...................... 179,379 20,847,427
NRG Energy, Inc. ..................... 681,439 65,050,167
OGE Energy Corp. .................... 677,575 31,141,347
PG&E Corp. ........................ 7,376,825 126,733,853
Pinnacle West Capital Corp. ............. 383,976 36,573,714
PPL Corp. ......................... 2,496,280 90,140,671
Xcel Energy, Inc. ..................... 1,944,117 137,624,042
1,126,520,667
Electrical Equipment — 1.3%
Acuity, Inc.
(b)
........................ 104,203 27,441,860
AMETEK, Inc. ....................... 780,869 134,418,790
Generac Holdings, Inc.
(a)
................ 195,802 24,798,323
Hubbell, Inc. ........................ 181,052 59,911,917
nVent Electric plc ..................... 560,132 29,362,120
Regal Rexnord Corp. .................. 225,461 25,668,735
Rockwell Automation, Inc. ............... 381,901 98,675,580
Sensata Technologies Holding plc .......... 505,796 12,275,669
Vertiv Holdings Co. , Class A ............. 1,210,341 87,386,620
499,939,614
Electronic Equipment, Instruments & Components — 1.7%
Arrow Electronics, Inc.
(a) (b)
............... 177,241 18,402,933
Avnet, Inc. ......................... 293,189 14,099,459
CDW Corp. ......................... 454,288 72,804,195
Cognex Corp. ....................... 582,139 17,365,206
Coherent Corp.
(a)
..................... 423,588 27,507,805
Corning, Inc. ........................ 2,592,313 118,676,089
Crane NXT Co.
(b)
..................... 164,854 8,473,496
Ingram Micro Holding Corp.
(b)
............. 59,836 1,061,491
IPG Photonics Corp.
(a) (b)
................ 92,422 5,835,525
Jabil, Inc. .......................... 360,361 49,034,321
Keysight Technologies, Inc.
(a)
............. 589,073 88,225,463
Littelfuse, Inc. ....................... 82,283 16,188,357
TD SYNNEX Corp. .................... 255,787 26,591,617
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.
(a) (b)
........... 156,478 $ 77,880,665
Trimble, Inc.
(a)
....................... 824,917 54,155,801
Vontier Corp. ........................ 506,248 16,630,247
Zebra Technologies Corp. , Class A
(a)
........ 173,406 48,997,599
661,930,269
Energy Equipment & Services — 0.8%
Baker Hughes Co. , Class A .............. 3,375,873 148,369,618
Halliburton Co. ...................... 2,981,558 75,642,127
NOV, Inc. .......................... 1,307,975 19,907,380
TechnipFMC plc ...................... 1,429,287 45,294,105
Weatherford International plc ............. 244,239 13,078,998
302,292,228
Entertainment — 1.8%
Electronic Arts, Inc. ................... 893,767 129,167,207
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 78,654 6,407,941
Liberty Media Corp.-Liberty Formula One , Class
C
(a) (b)
........................... 707,954 63,722,940
Liberty Media Corp.-Liberty Live , Class A
(a)
.... 66,050 4,441,202
Liberty Media Corp.-Liberty Live , Class C, NVS
(a)
159,099 10,841,006
Live Nation Entertainment, Inc.
(a) (b)
......... 533,396 69,650,850
Madison Square Garden Sports Corp.
(a) (b)
..... 62,874 12,242,825
Playtika Holding Corp. ................. 250,047 1,292,743
ROBLOX Corp. , Class A
(a)
............... 1,776,168 103,532,833
Roku, Inc. , Class A
(a)
.................. 429,466 30,251,585
Take-Two Interactive Software, Inc.
(a)
........ 582,486 120,720,223
TKO Group Holdings, Inc. , Class A
(b)
........ 266,244 40,684,745
Warner Bros Discovery, Inc.
(a)
............ 8,209,201 88,084,727
681,040,827
Financial Services — 1.8%
Affirm Holdings, Inc. , Class A
(a) (b)
........... 879,080 39,725,625
Block, Inc. , Class A
(a) (b)
................. 1,878,856 102,078,247
Corpay, Inc.
(a)
....................... 228,124 79,551,401
Equitable Holdings, Inc. ................ 973,327 50,700,603
Euronet Worldwide, Inc.
(a)
............... 139,837 14,941,583
Fidelity National Information Services, Inc. .... 1,820,732 135,972,266
Global Payments, Inc. ................. 863,082 84,512,989
Jack Henry & Associates, Inc. ............ 246,689 45,045,411
MGIC Investment Corp. ................ 849,178 21,042,631
Rocket Cos., Inc. , Class A
(b)
.............. 469,808 5,670,583
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 209,150 17,089,647
Toast, Inc. , Class A
(a)
.................. 1,563,588 51,864,214
UWM Holdings Corp. , Class A ............ 357,047 1,949,477
Voya Financial, Inc. ................... 324,960 22,019,290
Western Union Co. (The) ............... 783,130 8,285,515
WEX, Inc.
(a) (b)
........................ 133,824 21,013,044
701,462,526
Food Products — 2.0%
Archer-Daniels-Midland Co. .............. 1,612,711 77,426,255
Bunge Global SA ..................... 448,500 34,274,370
Campbell's Co. (The) .................. 650,755 25,978,140
Conagra Brands, Inc. .................. 1,614,635 43,062,315
Darling Ingredients, Inc.
(a) (b)
.............. 540,450 16,883,658
Flowers Foods, Inc. ................... 631,527 12,005,328
Freshpet, Inc.
(a)
...................... 158,434 13,176,956
General Mills, Inc. .................... 1,863,107 111,395,168
Hershey Co. (The) .................... 492,489 84,230,394
Hormel Foods Corp. ................... 988,710 30,590,687
Ingredion, Inc. ....................... 222,907 30,139,255
J M Smucker Co. (The) ................. 347,750 41,177,078
Kellanova .......................... 886,270 73,108,412
Lamb Weston Holdings, Inc. ............. 483,941 25,794,055

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
McCormick & Co., Inc. (Non-Voting) , NVS .... 852,821 $ 70,195,697
Pilgrim's Pride Corp.
(a)
................. 142,067 7,744,072
Post Holdings, Inc.
(a) (b)
.................. 176,140 20,495,650
Seaboard Corp. ...................... 897 2,419,317
Smithfield Foods, Inc.
(a) (b)
................ 86,551 1,764,775
Tyson Foods, Inc. , Class A .............. 951,291 60,701,879
782,563,461
Gas Utilities — 0.4%
Atmos Energy Corp. ................... 522,777 80,810,869
MDU Resources Group, Inc. ............. 699,241 11,824,165
National Fuel Gas Co. ................. 302,448 23,950,857
UGI Corp. .......................... 733,551 24,258,532
140,844,423
Ground Transportation — 0.9%
Avis Budget Group, Inc.
(a)
............... 57,939 4,397,570
JB Hunt Transport Services, Inc. .......... 273,528 40,468,468
Knight-Swift Transportation Holdings, Inc. .... 532,383 23,153,337
Landstar System, Inc. .................. 120,024 18,027,605
Lyft, Inc. , Class A
(a) (b)
................... 1,242,512 14,748,617
Old Dominion Freight Line, Inc. ........... 654,263 108,247,813
Ryder System, Inc. .................... 140,393 20,189,917
Saia, Inc.
(a) (b)
........................ 89,807 31,381,260
Schneider National, Inc. , Class B .......... 158,212 3,615,144
U-Haul Holding Co.
(a) (b)
................. 26,261 1,716,419
U-Haul Holding Co. , NVS
(b)
.............. 339,435 20,087,763
XPO, Inc.
(a) (b)
........................ 387,356 41,671,759
327,705,672
Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.
(a)
................. 253,064 40,201,747
Baxter International, Inc. ................ 1,726,061 59,083,068
Cooper Cos., Inc. (The)
(a)
............... 662,912 55,916,627
Dentsply Sirona, Inc. .................. 667,524 9,972,809
Dexcom, Inc.
(a)
...................... 1,319,666 90,119,991
Enovis Corp.
(a) (b)
...................... 190,790 7,290,086
Envista Holdings Corp.
(a) (b)
............... 581,366 10,034,377
GE HealthCare Technologies, Inc. ......... 1,537,870 124,121,488
Globus Medical, Inc. , Class A
(a) (b)
.......... 380,732 27,869,582
Hologic, Inc.
(a)
....................... 750,677 46,369,318
IDEXX Laboratories, Inc.
(a)
............... 274,333 115,206,143
Inspire Medical Systems, Inc.
(a) (b)
.......... 98,702 15,721,255
Insulet Corp.
(a) (b)
...................... 236,137 62,011,938
Masimo Corp.
(a)
...................... 147,901 24,640,307
Penumbra, Inc.
(a) (b)
.................... 124,202 33,212,857
QuidelOrtho Corp.
(a) (b)
.................. 222,983 7,797,715
ResMed, Inc.
(b)
...................... 491,232 109,962,283
Solventum Corp.
(a)
.................... 468,738 35,642,837
STERIS plc ......................... 332,158 75,283,611
Teleflex, Inc. ........................ 158,338 21,880,728
Zimmer Biomet Holdings, Inc. ............ 669,209 75,741,075
1,048,079,842
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.
(a)
............. 307,826 9,333,284
Amedisys, Inc.
(a)
..................... 108,336 10,035,164
Cardinal Health, Inc. ................... 823,804 113,495,477
Cencora, Inc. ....................... 585,296 162,764,965
Centene Corp.
(a)
..................... 1,707,009 103,632,516
Chemed Corp. ....................... 49,646 30,548,177
DaVita, Inc.
(a) (b)
...................... 159,048 24,329,573
Encompass Health Corp. ............... 337,208 34,152,426
Henry Schein, Inc.
(a) (b)
.................. 416,989 28,559,577
Humana, Inc. ....................... 407,292 107,769,463
Labcorp Holdings, Inc. ................. 284,260 66,158,672
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
(a) (b)
............... 192,160 $ 63,295,582
Premier, Inc. , Class A .................. 325,901 6,283,371
Quest Diagnostics, Inc. ................. 375,821 63,588,913
Tenet Healthcare Corp.
(a)
................ 321,958 43,303,351
Universal Health Services, Inc. , Class B
(b)
.... 191,035 35,895,477
903,145,988
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc. ........ 579,133 53,575,594
Healthcare Realty Trust, Inc. , Class A ....... 1,192,460 20,152,574
Healthpeak Properties, Inc. .............. 2,362,443 47,768,597
Medical Properties Trust, Inc.
(b)
............ 2,005,147 12,091,036
Omega Healthcare Investors, Inc. .......... 910,509 34,672,183
Ventas, Inc. ........................ 1,413,755 97,209,794
265,469,778
Health Care Technology — 0.4%
(a)(b)
Certara, Inc. ........................ 406,259 4,021,964
Doximity, Inc. , Class A ................. 424,279 24,620,910
Veeva Systems, Inc. , Class A ............. 498,773 115,530,790
144,173,664
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 2,361,911 33,562,755
Park Hotels & Resorts, Inc. .............. 698,439 7,459,329
41,022,084
Hotels, Restaurants & Leisure — 3.4%
Aramark ........................... 889,868 30,718,243
Boyd Gaming Corp. ................... 214,078 14,092,755
Caesars Entertainment, Inc.
(a) (b)
........... 712,855 17,821,375
Carnival Corp.
(a) (b)
..................... 3,463,618 67,644,460
Cava Group, Inc.
(a) (b)
................... 255,867 22,109,467
Choice Hotels International, Inc.
(b)
.......... 91,774 12,185,752
Churchill Downs, Inc. .................. 236,731 26,293,712
Darden Restaurants, Inc. ............... 395,699 82,210,424
Domino's Pizza, Inc. ................... 117,716 54,084,616
DraftKings, Inc. , Class A
(a) (b)
.............. 1,531,160 50,849,824
Dutch Bros, Inc. , Class A
(a)
.............. 369,575 22,817,561
Expedia Group, Inc. ................... 413,284 69,473,040
Hilton Worldwide Holdings, Inc.
(b)
.......... 809,094 184,109,340
Hyatt Hotels Corp. , Class A .............. 138,316 16,943,710
Las Vegas Sands Corp. ................ 1,181,464 45,639,954
Light & Wonder, Inc. , Class A
(a) (b)
.......... 302,190 26,172,676
Marriott Vacations Worldwide Corp. ......... 117,804 7,567,729
MGM Resorts International
(a) (b)
............ 780,846 23,144,275
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 1,490,904 28,267,540
Penn Entertainment, Inc.
(a) (b)
............. 512,747 8,362,904
Planet Fitness, Inc. , Class A
(a)
............ 287,911 27,815,082
Royal Caribbean Cruises Ltd. ............ 800,638 164,483,071
Texas Roadhouse, Inc. ................. 225,663 37,602,226
Travel + Leisure Co. ................... 221,309 10,244,394
Vail Resorts, Inc. ..................... 126,411 20,228,288
Wendy's Co. (The) .................... 579,334 8,475,656
Wingstop, Inc. ....................... 99,275 22,394,454
Wyndham Hotels & Resorts, Inc. .......... 255,333 23,110,190
Wynn Resorts Ltd. .................... 338,166 28,236,861
Yum! Brands, Inc. .................... 951,406 149,713,248
1,302,812,827
Household Durables — 1.7%
DR Horton, Inc. ...................... 958,685 121,877,624
Garmin Ltd. ......................... 522,221 113,389,846
Leggett & Platt, Inc. ................... 446,555 3,532,250
Lennar Corp. , Class A .................. 776,946 89,177,862
Lennar Corp. , Class B ................. 37,841 4,127,318
Mohawk Industries, Inc.
(a)
............... 178,635 20,396,544

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Newell Brands, Inc. ................... 1,398,602 $ 8,671,332
NVR, Inc.
(a) (b)
........................ 9,458 68,517,441
PulteGroup, Inc. ..................... 688,560 70,783,968
SharkNinja, Inc.
(a)
..................... 225,251 18,788,186
Somnigroup International, Inc. ............ 570,100 34,137,588
Toll Brothers, Inc. ..................... 335,946 35,472,538
TopBuild Corp.
(a) (b)
.................... 99,467 30,332,462
Whirlpool Corp. ...................... 180,332 16,253,323
635,458,282
Household Products — 0.4%
Church & Dwight Co., Inc. ............... 825,178 90,843,846
Clorox Co. (The) ..................... 419,899 61,830,128
Reynolds Consumer Products, Inc. ......... 184,118 4,393,055
Spectrum Brands Holdings, Inc. ........... 91,651 6,557,629
163,624,658
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) ..................... 2,398,011 29,783,297
Brookfield Renewable Corp.
(b)
............ 458,143 12,791,352
Clearway Energy, Inc. , Class A ............ 116,382 3,312,232
Clearway Energy, Inc. , Class C ........... 283,159 8,571,223
Vistra Corp. ........................ 1,147,413 134,752,183
189,210,287
Industrial REITs — 0.4%
Americold Realty Trust, Inc. .............. 965,712 20,724,179
EastGroup Properties, Inc. .............. 166,021 29,244,599
First Industrial Realty Trust, Inc. ........... 451,262 24,350,098
Lineage, Inc.
(b)
....................... 208,325 12,214,095
Rexford Industrial Realty, Inc. ............ 749,916 29,359,211
STAG Industrial, Inc. .................. 611,626 22,091,931
137,984,113
Insurance — 5.9%
Aflac, Inc. .......................... 1,865,607 207,436,842
Allstate Corp. (The) ................... 888,518 183,985,422
American Financial Group, Inc. ........... 244,669 32,134,826
Arch Capital Group Ltd. ................ 1,218,697 117,214,278
Arthur J Gallagher & Co. ................ 831,471 287,057,048
Assurant, Inc. ....................... 173,092 36,306,047
Assured Guaranty Ltd. ................. 164,126 14,459,501
Axis Capital Holdings Ltd. ............... 259,365 25,998,748
Brighthouse Financial, Inc.
(a)
............. 203,037 11,774,116
Brown & Brown, Inc.
(b)
.................. 807,742 100,483,105
Cincinnati Financial Corp. ............... 517,842 76,495,620
CNA Financial Corp. ................... 74,175 3,767,348
Everest Group Ltd. .................... 143,491 52,134,585
Fidelity National Financial, Inc. , Class A ...... 879,475 57,236,233
First American Financial Corp. ............ 340,613 22,354,431
Globe Life, Inc. ...................... 279,624 36,832,073
Hanover Insurance Group, Inc. (The) ....... 122,161 21,249,906
Hartford Insurance Group, Inc. (The) ........ 979,785 121,228,798
Kemper Corp. ....................... 206,448 13,801,049
Kinsale Capital Group, Inc. .............. 74,726 36,369,892
Lincoln National Corp. ................. 489,910 17,592,668
Loews Corp. ........................ 605,540 55,655,181
Markel Group, Inc.
(a) (b)
.................. 42,885 80,178,225
Old Republic International Corp. ........... 783,103 30,713,300
Primerica, Inc. ....................... 112,226 31,931,664
Principal Financial Group, Inc. ............ 769,367 64,911,494
Prudential Financial, Inc. ................ 1,217,637 135,985,700
Reinsurance Group of America, Inc. ........ 222,177 43,746,651
RenaissanceRe Holdings Ltd.
(b)
........... 173,962 41,750,880
RLI Corp. .......................... 282,346 22,680,854
Ryan Specialty Holdings, Inc. , Class A ....... 348,662 25,755,662
Security
Shares
Shares Value
Insurance (continued)
Unum Group ........................ 522,598 $ 42,570,833
White Mountains Insurance Group Ltd.
(b)
..... 8,320 16,022,739
Willis Towers Watson plc ................ 341,167 115,297,388
WR Berkley Corp. .................... 993,665 70,709,201
2,253,822,308
Interactive Media & Services — 0.3%
IAC, Inc.
(a) (b)
........................ 252,669 11,607,614
Match Group, Inc. .................... 845,342 26,374,670
Pinterest, Inc. , Class A
(a) (b)
............... 1,996,720 61,898,320
TripAdvisor, Inc.
(a)
.................... 363,186 5,146,346
Trump Media & Technology Group Corp.
(a) (b)
... 272,693 5,328,421
ZoomInfo Technologies, Inc.
(a)
............ 958,379 9,583,790
119,939,161
IT Services — 2.1%
Akamai Technologies, Inc.
(a)
.............. 502,308 40,435,794
Amdocs Ltd. ........................ 374,663 34,281,665
Cloudflare, Inc. , Class A
(a) (b)
.............. 1,028,696 115,923,752
Cognizant Technology Solutions Corp. , Class A . 1,680,298 128,542,797
DXC Technology Co.
(a)
................. 610,142 10,402,921
EPAM Systems, Inc.
(a)
.................. 185,499 31,319,651
Gartner, Inc.
(a)
....................... 254,845 106,968,640
Globant SA
(a) (b)
...................... 143,432 16,884,815
GoDaddy, Inc. , Class A
(a)
................ 472,913 85,190,548
Kyndryl Holdings, Inc.
(a)
................. 772,099 24,243,909
MongoDB, Inc. , Class A
(a) (b)
.............. 241,453 42,350,856
Okta, Inc. , Class A
(a)
................... 547,384 57,595,744
Twilio, Inc. , Class A
(a)
.................. 518,947 50,810,101
VeriSign, Inc.
(a)
...................... 281,142 71,373,520
816,324,713
Leisure Products — 0.2%
Brunswick Corp. ..................... 221,511 11,928,367
Hasbro, Inc. ........................ 474,752 29,192,501
Mattel, Inc.
(a) (b)
....................... 1,154,270 22,427,466
Polaris, Inc. ......................... 173,129 7,087,901
YETI Holdings, Inc.
(a) (b)
................. 286,796 9,492,948
80,129,183
Life Sciences Tools & Services — 1.9%
10X Genomics, Inc. , Class A
(a) (b)
........... 357,715 3,122,852
Agilent Technologies, Inc. ............... 970,234 113,497,973
Avantor, Inc.
(a) (b)
...................... 2,295,918 37,216,831
Azenta, Inc.
(a) (b)
...................... 134,838 4,670,788
Bio-Rad Laboratories, Inc. , Class A
(a)
........ 63,758 15,528,899
Bio-Techne Corp. ..................... 527,467 30,925,390
Bruker Corp.
(b)
....................... 369,296 15,414,415
Charles River Laboratories International, Inc.
(a)
. 172,681 25,991,944
Fortrea Holdings, Inc.
(a) (b)
................ 293,225 2,213,849
Illumina, Inc.
(a)
....................... 538,761 42,745,298
IQVIA Holdings, Inc.
(a)
.................. 609,655 107,482,177
Medpace Holdings, Inc.
(a) (b)
.............. 86,234 26,274,637
Mettler-Toledo International, Inc.
(a)
......... 70,347 83,073,476
QIAGEN NV
(a) (b)
...................... 740,283 29,722,362
Repligen Corp.
(a) (b)
.................... 189,997 24,175,218
Revvity, Inc.
(b)
....................... 409,432 43,317,906
Sotera Health Co.
(a) (b)
.................. 509,649 5,942,507
Waters Corp.
(a) (b)
..................... 199,058 73,366,807
West Pharmaceutical Services, Inc. ........ 246,239 55,127,987
739,811,316
Machinery — 3.7%
AGCO Corp. ........................ 210,006 19,440,255
Allison Transmission Holdings, Inc. ......... 294,764 28,200,072
CNH Industrial NV .................... 2,954,133 36,276,753
Crane Co. .......................... 165,933 25,417,617

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Cummins, Inc. ....................... 461,263 $ 144,578,275
Donaldson Co., Inc. ................... 409,916 27,488,967
Dover Corp. ........................ 463,806 81,481,438
Esab Corp.
(b)
........................ 192,320 22,405,280
Flowserve Corp. ..................... 445,900 21,777,756
Fortive Corp. ........................ 1,170,987 85,692,829
Gates Industrial Corp. plc
(a)
.............. 800,429 14,735,898
Graco, Inc. ......................... 565,634 47,236,095
IDEX Corp. ......................... 255,863 46,303,527
Ingersoll Rand, Inc.
(b)
.................. 1,365,030 109,243,351
ITT, Inc. ........................... 277,522 35,844,741
Lincoln Electric Holdings, Inc. ............ 186,535 35,284,961
Middleby Corp. (The)
(a)
................. 180,048 27,363,695
Nordson Corp. ....................... 191,811 38,692,115
Oshkosh Corp. ...................... 221,813 20,868,167
Otis Worldwide Corp. .................. 1,347,533 139,065,406
Pentair plc ......................... 556,304 48,665,474
RBC Bearings, Inc.
(a)
.................. 96,167 30,943,655
Snap-on, Inc. ....................... 174,885 58,937,994
Stanley Black & Decker, Inc. ............. 519,461 39,936,162
Timken Co. (The) ..................... 217,730 15,648,255
Toro Co. (The) ....................... 341,823 24,867,623
Westinghouse Air Brake Technologies Corp. ... 576,523 104,552,446
Xylem, Inc. ......................... 817,226 97,625,818
1,428,574,625
Marine Transportation — 0.1%
Kirby Corp.
(a)
........................ 192,317 19,425,940
Media — 1.4%
Charter Communications, Inc. , Class A
(a)
..... 312,434 115,141,302
Fox Corp. , Class A, NVS ................ 752,159 42,572,199
Fox Corp. , Class B .................... 447,324 23,578,448
Interpublic Group of Cos., Inc. (The) ........ 1,264,578 34,345,938
Liberty Broadband Corp. , Class A
(a) (b)
........ 55,024 4,677,040
Liberty Broadband Corp. , Class C, NVS
(a) (b)
... 373,072 31,729,774
New York Times Co. (The) , Class A ......... 545,051 27,034,530
News Corp. , Class A, NVS .............. 1,288,164 35,063,824
News Corp. , Class B
(b)
................. 384,666 11,682,307
Nexstar Media Group, Inc. ............... 99,097 17,760,164
Omnicom Group, Inc. .................. 657,407 54,505,614
Paramount Global , Class A
(b)
............. 39,763 904,608
Paramount Global , Class B, NVS .......... 2,006,928 24,002,859
Sirius XM Holdings, Inc.
(b)
............... 726,506 16,379,078
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 1,510,086 82,631,906
522,009,591
Metals & Mining — 0.9%
Alcoa Corp. ......................... 839,657 25,609,539
ATI, Inc.
(a)
.......................... 417,380 21,716,281
Cleveland-Cliffs, Inc.
(a) (b)
................ 1,645,863 13,528,994
MP Materials Corp. , Class A
(a) (b)
........... 436,761 10,661,336
Nucor Corp. ........................ 792,386 95,355,731
Reliance, Inc. ....................... 182,571 52,717,376
Royal Gold, Inc. ...................... 222,697 36,413,187
Steel Dynamics, Inc. ................... 483,941 60,531,340
United States Steel Corp. ............... 760,075 32,120,770
348,654,554
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp. ................ 2,920,949 27,982,691
Annaly Capital Management, Inc. .......... 1,893,838 38,463,850
Rithm Capital Corp. ................... 1,752,025 20,060,686
Starwood Property Trust, Inc. ............. 1,058,375 20,924,074
107,431,301
Security
Shares
Shares Value
Multi-Utilities — 2.1%
Ameren Corp. ....................... 898,851 $ 90,244,640
CenterPoint Energy, Inc. ................ 2,180,107 78,985,277
CMS Energy Corp. .................... 1,006,551 75,602,046
Consolidated Edison, Inc. ............... 1,171,317 129,535,947
DTE Energy Co. ..................... 699,235 96,683,224
NiSource, Inc. ....................... 1,584,037 63,504,043
Public Service Enterprise Group, Inc. ....... 1,686,541 138,802,324
WEC Energy Group, Inc. ................ 1,069,704 116,576,342
789,933,843
Office REITs — 0.3%
BXP, Inc. .......................... 532,240 35,761,206
Cousins Properties, Inc. ................ 564,022 16,638,649
Highwoods Properties, Inc. .............. 356,696 10,572,469
Kilroy Realty Corp. .................... 397,810 13,032,256
Vornado Realty Trust .................. 594,676 21,997,065
98,001,645
Oil, Gas & Consumable Fuels — 5.1%
Antero Midstream Corp. ................ 1,142,063 20,557,134
Antero Resources Corp.
(a)
............... 979,803 39,623,233
APA Corp. ......................... 1,229,188 25,837,532
Cheniere Energy, Inc. .................. 755,543 174,832,650
Chord Energy Corp. ................... 205,013 23,109,065
Civitas Resources, Inc. ................. 325,349 11,351,427
Coterra Energy, Inc. ................... 2,465,739 71,259,857
Devon Energy Corp. ................... 2,103,456 78,669,254
Diamondback Energy, Inc. ............... 637,206 101,876,495
DT Midstream, Inc. .................... 340,410 32,842,757
EQT Corp. ......................... 1,992,999 106,485,937
Expand Energy Corp. .................. 779,100 86,729,412
Hess Corp. ......................... 944,882 150,926,002
HF Sinclair Corp. ..................... 521,956 17,161,913
Kinder Morgan, Inc. ................... 6,547,827 186,809,504
Matador Resources Co. ................ 397,350 20,300,611
New Fortress Energy, Inc. , Class A
(b)
........ 269,512 2,239,645
ONEOK, Inc. ........................ 2,095,070 207,872,845
Ovintiv, Inc. ......................... 876,881 37,530,507
Permian Resources Corp. , Class A ......... 2,230,395 30,890,971
Range Resources Corp. ................ 808,464 32,281,968
Targa Resources Corp. ................. 731,572 146,658,239
Texas Pacific Land Corp.
(b)
.............. 63,495 84,130,240
Viper Energy, Inc. , Class A .............. 431,511 19,482,722
Williams Cos., Inc. (The) ................ 4,111,818 245,722,244
1,955,182,164
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 211,227 19,428,659
Passenger Airlines — 0.7%
Alaska Air Group, Inc.
(a)
................. 414,785 20,415,718
American Airlines Group, Inc.
(a)
............ 2,222,745 23,449,960
Delta Air Lines, Inc. ................... 2,178,631 94,988,311
Southwest Airlines Co. ................. 2,020,376 67,844,226
United Airlines Holdings, Inc.
(a) (b)
........... 1,105,843 76,358,459
283,056,674
Personal Care Products — 0.5%
BellRing Brands, Inc.
(a)
................. 437,580 32,582,207
Coty, Inc. , Class A
(a)
................... 1,289,935 7,055,944
elf Beauty, Inc.
(a) (b)
.................... 181,687 11,408,127
Kenvue, Inc. ........................ 6,477,031 155,319,203
206,365,481
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.
(a)
.............. 1,665,687 17,489,714
Intra-Cellular Therapies, Inc.
(a)
............ 348,113 45,923,067

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Jazz Pharmaceuticals plc
(a) (b)
............. 199,314 $ 24,744,833
Organon & Co. ...................... 878,525 13,081,237
Perrigo Co. plc ...................... 459,628 12,887,969
Royalty Pharma plc , Class A ............. 1,302,378 40,543,027
Viatris, Inc. ......................... 4,017,141 34,989,298
189,659,145
Professional Services — 2.8%
Amentum Holdings, Inc.
(a)
............... 502,009 9,136,564
Booz Allen Hamilton Holding Corp. ......... 425,459 44,494,502
Broadridge Financial Solutions, Inc. ........ 395,694 95,939,967
CACI International, Inc. , Class A
(a) (b)
........ 75,198 27,591,650
Clarivate plc
(a) (b)
...................... 1,370,407 5,385,699
Concentrix Corp. ..................... 160,140 8,910,190
Dayforce, Inc.
(a) (b)
..................... 513,351 29,943,764
Dun & Bradstreet Holdings, Inc. ........... 1,022,895 9,144,681
Equifax, Inc. ........................ 415,119 101,106,384
FTI Consulting, Inc.
(a)
.................. 119,729 19,645,134
Genpact Ltd. ........................ 580,219 29,231,433
Jacobs Solutions, Inc. .................. 418,008 50,532,987
KBR, Inc. .......................... 450,982 22,463,413
Leidos Holdings, Inc. .................. 449,124 60,604,793
ManpowerGroup, Inc. .................. 158,831 9,193,138
Parsons Corp.
(a)
...................... 154,212 9,130,893
Paychex, Inc. ....................... 1,086,066 167,558,262
Paycom Software, Inc. ................. 171,674 37,507,336
Paycor HCM, Inc.
(a)
................... 276,206 6,198,063
Paylocity Holding Corp.
(a)
............... 147,707 27,671,429
Robert Half, Inc. ..................... 344,101 18,770,710
Science Applications International Corp. ..... 164,462 18,464,149
SS&C Technologies Holdings, Inc. ......... 726,791 60,708,852
TransUnion ......................... 658,437 54,643,687
Verisk Analytics, Inc. ................... 475,715 141,582,298
1,065,559,978
Real Estate Management & Development — 0.9%
(a)
CBRE Group, Inc. , Class A .............. 1,034,565 135,300,411
CoStar Group, Inc.
(b)
................... 1,404,366 111,267,918
Howard Hughes Holdings, Inc.
(b)
........... 105,029 7,780,548
Jones Lang LaSalle, Inc. ................ 160,105 39,691,631
Seaport Entertainment Group, Inc.
(b)
........ 26,504 569,041
Zillow Group, Inc. , Class A
(b)
............. 155,397 10,389,843
Zillow Group, Inc. , Class C, NVS
(b)
......... 523,819 35,913,031
340,912,423
Residential REITs — 1.7%
American Homes 4 Rent , Class A .......... 1,144,093 43,258,156
AvalonBay Communities, Inc. ............ 479,204 102,846,762
Camden Property Trust ................. 350,897 42,914,703
Equity LifeStyle Properties, Inc. ........... 637,365 42,512,246
Equity Residential .................... 1,277,445 91,439,513
Essex Property Trust, Inc. ............... 215,887 66,184,478
Invitation Homes, Inc. .................. 2,071,667 72,197,595
Mid-America Apartment Communities, Inc. .... 392,767 65,819,894
Sun Communities, Inc. ................. 425,794 54,774,140
UDR, Inc. .......................... 1,115,816 50,401,409
632,348,896
Retail REITs — 1.4%
Agree Realty Corp. ................... 344,114 26,562,160
Brixmor Property Group, Inc. ............. 1,019,120 27,057,636
Federal Realty Investment Trust ........... 287,314 28,105,055
Kimco Realty Corp. ................... 2,229,450 47,353,518
NNN REIT, Inc. ...................... 636,215 27,134,570
Realty Income Corp. ................... 2,947,845 171,004,488
Regency Centers Corp. ................ 609,500 44,956,720
Security
Shares
Shares Value
Retail REITs (continued)
Simon Property Group, Inc. .............. 1,094,332 $ 181,746,659
553,920,806
Semiconductors & Semiconductor Equipment — 1.7%
Allegro MicroSystems, Inc.
(a)
............. 395,533 9,939,744
Amkor Technology, Inc. ................. 380,969 6,880,300
Astera Labs, Inc.
(a) (b)
................... 372,588 22,232,326
Cirrus Logic, Inc.
(a)
.................... 178,926 17,830,871
Enphase Energy, Inc.
(a)
................. 447,320 27,756,206
Entegris, Inc.
(b)
...................... 509,699 44,588,468
First Solar, Inc.
(a) (b)
.................... 360,090 45,526,179
GLOBALFOUNDRIES, Inc.
(a) (b)
............ 332,518 12,273,239
Lattice Semiconductor Corp.
(a) (b)
........... 461,819 24,222,407
MACOM Technology Solutions Holdings, Inc.
(a)
. 210,542 21,134,206
Microchip Technology, Inc. ............... 1,791,477 86,725,402
MKS Instruments, Inc. ................. 226,760 18,174,814
Monolithic Power Systems, Inc. ........... 158,861 92,136,203
ON Semiconductor Corp.
(a) (b)
............. 1,439,122 58,557,874
Onto Innovation, Inc.
(a)
................. 165,221 20,047,916
Qorvo, Inc.
(a)
........................ 314,759 22,791,699
Skyworks Solutions, Inc. ................ 544,004 35,158,979
Teradyne, Inc. ....................... 528,240 43,632,624
Universal Display Corp. ................ 157,827 22,013,710
Wolfspeed, Inc.
(a) (b)
.................... 519,907 1,590,915
633,214,082
Software — 6.1%
ANSYS, Inc.
(a)
....................... 295,036 93,396,596
Appfolio, Inc. , Class A
(a)
................ 76,963 16,924,164
AppLovin Corp. , Class A
(a) (b)
.............. 886,026 234,770,309
Bentley Systems, Inc. , Class B ............ 476,844 18,759,043
BILL Holdings, Inc.
(a) (b)
.................. 343,165 15,747,842
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 1,630,773 14,725,880
Confluent, Inc. , Class A
(a) (b)
.............. 837,451 19,629,851
Datadog, Inc. , Class A
(a)
................ 1,026,600 101,848,986
DocuSign, Inc.
(a)
..................... 677,136 55,118,870
Dolby Laboratories, Inc. , Class A .......... 203,123 16,312,808
DoubleVerify Holdings, Inc.
(a)
............. 487,490 6,517,741
Dropbox, Inc. , Class A
(a) (b)
............... 751,269 20,066,395
Dynatrace, Inc.
(a)
..................... 1,007,324 47,495,327
Elastic NV
(a)
........................ 296,402 26,409,418
Fair Isaac Corp.
(a)
..................... 80,118 147,750,411
Five9, Inc.
(a) (b)
....................... 253,318 6,877,584
Gen Digital, Inc. ...................... 1,838,327 48,789,199
Gitlab, Inc. , Class A
(a) (b)
................. 426,302 20,036,194
Guidewire Software, Inc.
(a) (b)
.............. 277,182 51,932,819
HubSpot, Inc.
(a) (b)
..................... 167,412 95,640,801
Informatica, Inc. , Class A
(a) (b)
............. 272,002 4,746,435
Manhattan Associates, Inc.
(a)
............. 204,721 35,424,922
MicroStrategy, Inc. , Class A
(a) (b)
............ 780,747 225,065,938
nCino, Inc.
(a) (b)
....................... 283,160 7,778,405
Nutanix, Inc. , Class A
(a)
................. 848,876 59,260,033
Palantir Technologies, Inc. , Class A
(a)
....... 6,957,767 587,235,536
Pegasystems, Inc.
(b)
................... 150,961 10,494,809
Procore Technologies, Inc.
(a) (b)
............ 365,067 24,101,723
PTC, Inc.
(a) (b)
........................ 399,857 61,957,842
RingCentral, Inc. , Class A
(a) (b)
............. 269,338 6,668,809
SentinelOne, Inc. , Class A
(a) (b)
............ 941,955 17,124,742
Teradata Corp.
(a) (b)
.................... 326,829 7,347,116
Tyler Technologies, Inc.
(a) (b)
.............. 143,322 83,325,978
UiPath, Inc. , Class A
(a) (b)
................ 1,440,241 14,834,482
Unity Software, Inc.
(a) (b)
................. 1,019,357 19,969,204
Zoom Communications, Inc. , Class A
(a)
...... 891,586 65,772,299
Zscaler, Inc.
(a) (b)
...................... 314,599 62,422,734
2,352,281,245

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs — 2.4%
Crown Castle, Inc. .................... 1,470,343 $ 153,253,851
CubeSmart ......................... 762,686 32,574,319
Digital Realty Trust, Inc. ................ 1,120,871 160,609,606
EPR Properties ...................... 252,649 13,291,864
Extra Space Storage, Inc. ............... 706,528 104,912,343
Gaming & Leisure Properties, Inc. ......... 882,416 44,914,974
Iron Mountain, Inc. .................... 983,558 84,625,330
Lamar Advertising Co. , Class A ........... 293,461 33,389,993
Millrose Properties, Inc. , Class A
(a)
......... 416,999 11,054,643
National Storage Affiliates Trust ........... 239,284 9,427,790
Rayonier, Inc. ....................... 519,449 14,482,238
SBA Communications Corp. ............. 362,495 79,752,525
VICI Properties, Inc. ................... 3,559,202 116,101,169
Weyerhaeuser Co. .................... 2,463,964 72,144,866
930,535,511
Specialty Retail — 2.2%
Advance Auto Parts, Inc. ................ 200,866 7,875,956
AutoNation, Inc.
(a)
..................... 86,264 13,967,867
Bath & Body Works, Inc. ................ 731,893 22,190,996
Best Buy Co., Inc. .................... 719,548 52,965,928
Burlington Stores, Inc.
(a)
................ 214,765 51,184,943
CarMax, Inc.
(a) (b)
...................... 521,897 40,666,214
Carvana Co. , Class A
(a) (b)
................ 365,750 76,471,010
Dick's Sporting Goods, Inc. .............. 189,306 38,156,517
Five Below, Inc.
(a)
..................... 184,187 13,800,211
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 356,267 28,668,806
GameStop Corp. , Class A
(a) (b)
............. 1,324,852 29,570,697
Gap, Inc. (The) ...................... 689,846 14,217,726
GCI Liberty, Inc., Escrow
(a) (c)
.............. 262,656 3
Lithia Motors, Inc. , Class A .............. 89,240 26,195,510
Murphy USA, Inc. .................... 62,352 29,293,593
Penske Automotive Group, Inc. ........... 62,112 8,942,886
RH
(a) (b)
............................ 50,593 11,859,505
Ross Stores, Inc. ..................... 1,099,770 140,539,608
Tractor Supply Co. .................... 1,803,543 99,375,219
Ulta Beauty, Inc.
(a) (b)
................... 156,344 57,306,330
Valvoline, Inc.
(a) (b)
..................... 431,688 15,027,059
Wayfair, Inc. , Class A
(a) (b)
................ 322,810 10,339,604
Williams-Sonoma, Inc. ................. 411,834 65,110,955
853,727,143
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co. ........... 4,435,184 68,434,889
HP, Inc. ........................... 3,166,857 87,690,270
NetApp, Inc. ........................ 685,675 60,229,692
Pure Storage, Inc. , Class A
(a)
............. 1,041,944 46,126,861
Sandisk Corp.
(a)
...................... 390,073 18,571,376
Super Micro Computer, Inc.
(a) (b)
............ 1,673,970 57,316,733
Western Digital Corp.
(a)
................. 1,168,501 47,242,495
385,612,316
Textiles, Apparel & Luxury Goods — 0.7%
Amer Sports, Inc.
(a) (b)
.................. 212,560 5,681,729
Birkenstock Holding plc
(a) (b)
.............. 132,821 6,089,843
Capri Holdings Ltd.
(a) (b)
................. 383,798 7,572,334
Carter's, Inc. ........................ 119,621 4,892,499
Columbia Sportswear Co. ............... 110,061 8,330,517
Crocs, Inc.
(a) (b)
....................... 192,577 20,451,677
Deckers Outdoor Corp.
(a)
................ 513,824 57,450,661
PVH Corp. ......................... 187,722 12,134,350
Ralph Lauren Corp. , Class A ............. 134,505 29,690,634
Skechers USA, Inc. , Class A
(a)
............ 449,365 25,514,945
Tapestry, Inc. ........................ 788,469 55,516,102
Under Armour, Inc. , Class A
(a) (b)
........... 638,031 3,987,694
Under Armour, Inc. , Class C, NVS
(a)
........ 651,603 3,877,038
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp. .......................... 1,191,250 $ 18,488,200
259,678,223
Trading Companies & Distributors — 1.8%
Air Lease Corp. , Class A ................ 354,440 17,122,997
Core & Main, Inc. , Class A
(a) (b)
............ 641,409 30,986,469
Fastenal Co. ........................ 1,936,016 150,138,041
Ferguson Enterprises, Inc.
(b)
............. 675,918 108,302,341
MSC Industrial Direct Co., Inc. , Class A ...... 154,996 12,038,539
SiteOne Landscape Supply, Inc.
(a) (b)
......... 152,123 18,473,817
United Rentals, Inc. ................... 221,530 138,832,851
Watsco, Inc. ........................ 116,940 59,440,602
WESCO International, Inc. ............... 141,913 22,039,089
WW Grainger, Inc. .................... 147,110 145,319,671
702,694,417
Water Utilities — 0.3%
American Water Works Co., Inc. ........... 659,598 97,303,897
Essential Utilities, Inc. .................. 851,535 33,661,179
130,965,076
Total Long-Term Investments — 99 .7%
(Cost: $ 29,410,142,612 ) ............................ 38,176,279,167
Short-Term Securities
Money Market Funds — 3.5%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(f)
................... 1,263,627,616 1,264,259,429
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 65,763,291 65,763,291
Total Short-Term Securities — 3 .5%
(Cost: $ 1,329,217,603 ) ............................ 1,330,022,720
Total Investments — 103 .2%
(Cost: $ 30,739,360,215 ) ............................ 39,506,301,887
Liabilities in Excess of Other Assets — (3.2) % ............. (1,226,836,993)
Net Assets — 100.0% ...............................
$ 38,279,464,894
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap ETF
34
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,023,503,249 $ 240,821,112
(a)
$ — $ (69,182) $ 4,250 $ 1,264,259,429 1,263,627,616 $ 5,690,893
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 36,144,065 29,619,226
(a)
— — — 65,763,291 65,763,291 2,659,067 —
$ (69,182) $ 4,250 $ 1,330,022,720 $ 8,349,960 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 E-Mini Index .................................................... 100 06/20/25 $ 15,449 $ 164,147
Russell 1000 Value E-Mini Index ................................................ 268 06/20/25 24,980 328,113
Russell 2000 E-Mini Index .................................................... 67 06/20/25 6,791 22,824
S&P Midcap 400 E-Mini Index ................................................. 176 06/20/25 51,719 813,908
$ 1,328,992
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,328,992 $ — $ — $ — $ 1,328,992
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (4,349,893) $ — $ — $ — $ (4,349,893)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (793,614) $ — $ — $ — $ (793,614)

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
35
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 91,439,460
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 38,176,279,164 $ — $ 3 $ 38,176,279,167
Short-Term Securities
Money Market Funds ...................................... 1,330,022,720 — — 1,330,022,720
$ 39,506,301,884 $ — $ 3 $ 39,506,301,887
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,328,992 $ — $ — $ 1,328,992
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2025
iShares
®
Russell Mid-Cap Growth ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.
(a) (b)
................ 428,208 $ 225,215,998
BWX Technologies, Inc. ................ 109,891 10,840,747
HEICO Corp. ....................... 261,235 69,799,380
HEICO Corp. , Class A .................. 479,303 101,118,554
Howmet Aerospace, Inc. ................ 147,241 19,101,575
Loar Holdings, Inc.
(a) (b)
.................. 187,851 13,271,673
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
.. 90,105 3,105,018
Standardaero, Inc.
(a) (b)
.................. 198,778 5,295,446
447,748,391
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc. ... 133,957 16,108,329
Banks — 1.2%
NU Holdings Ltd. , Class A
(a) (b)
............. 19,151,097 196,107,233
Popular, Inc. ........................ 43,297 3,999,344
200,106,577
Beverages — 0.2%
(a)(b)
Boston Beer Co., Inc. (The) , Class A ........ 11,049 2,638,943
Celsius Holdings, Inc. .................. 1,041,810 37,109,272
39,748,215
Biotechnology — 3.2%
(b)
Alnylam Pharmaceuticals, Inc. ............ 675,089 182,287,532
Apellis Pharmaceuticals, Inc.
(a)
............ 631,963 13,821,031
Exact Sciences Corp.
(a)
................. 426,165 18,448,683
Exelixis, Inc.
(a)
....................... 1,385,787 51,163,256
Incyte Corp.
(a)
....................... 55,465 3,358,406
Ionis Pharmaceuticals, Inc.
(a)
............. 862,045 26,007,898
Natera, Inc. ......................... 675,735 95,555,686
Neurocrine Biosciences, Inc. ............. 591,174 65,383,844
Sarepta Therapeutics, Inc. ............... 540,147 34,472,181
Ultragenyx Pharmaceutical, Inc. ........... 523,992 18,973,750
Viking Therapeutics, Inc.
(a)
............... 632,939 15,285,477
524,757,744
Broadline Retail — 1.0%
(b)
Coupang, Inc. , Class A ................. 6,835,443 149,901,265
Etsy, Inc. .......................... 432,520 20,406,294
170,307,559
Building Products — 1.5%
AAON, Inc. ......................... 398,799 31,158,166
Advanced Drainage Systems, Inc.
(a)
........ 158,268 17,195,818
Armstrong World Industries, Inc. ........... 86,496 12,185,556
AZEK Co., Inc. (The) , Class A
(a) (b)
.......... 585,391 28,619,766
Builders FirstSource, Inc.
(b)
.............. 61,516 7,685,809
Carlisle Cos., Inc. .................... 35,950 12,240,975
Lennox International, Inc. ............... 189,152 106,082,116
Simpson Manufacturing Co., Inc.
(a)
......... 23,683 3,720,126
Trex Co., Inc.
(a) (b)
..................... 632,629 36,755,745
255,644,077
Capital Markets — 6.7%
Ameriprise Financial, Inc. ............... 517,842 250,692,491
Ares Management Corp. , Class A .......... 1,091,927 160,087,418
Blue Owl Capital, Inc. , Class A ............ 3,093,175 61,987,227
Coinbase Global, Inc. , Class A
(a) (b)
.......... 1,004,461 172,998,318
FactSet Research Systems, Inc. ........... 79,902 36,326,645
Houlihan Lokey, Inc. , Class A ............. 28,971 4,678,817
Jefferies Financial Group, Inc. ............ 293,182 15,705,760
Lazard, Inc. ........................ 604,519 26,175,673
LPL Financial Holdings, Inc.
(a)
............ 439,309 143,715,546
Morningstar, Inc. ..................... 158,121 47,415,744
MSCI, Inc. ......................... 259,742 146,884,101
Security
Shares
Shares Value
Capital Markets (continued)
TPG, Inc. , Class A .................... 123,175 $ 5,842,190
Tradeweb Markets, Inc. , Class A
(a)
......... 272,018 40,383,792
XP, Inc. , Class A ..................... 243,099 3,342,611
1,116,236,333
Chemicals — 0.2%
Celanese Corp. ...................... 164,100 9,315,957
Chemours Co. (The) ................... 70,227 950,171
RPM International, Inc. ................. 170,758 19,753,286
30,019,414
Commercial Services & Supplies — 1.0%
Rollins, Inc. ......................... 1,649,004 89,095,686
Tetra Tech, Inc. ...................... 338,115 9,889,864
Veralto Corp. ........................ 655,897 63,917,163
162,902,713
Communications Equipment — 0.0%
Ubiquiti, Inc. ........................ 10,981 3,405,647
Construction & Engineering — 1.1%
Comfort Systems USA, Inc. .............. 208,295 67,139,728
EMCOR Group, Inc. ................... 106,083 39,211,459
Quanta Services, Inc.
(a)
................. 262,327 66,678,277
WillScot Holdings Corp. ................ 310,565 8,633,707
181,663,171
Construction Materials — 0.5%
Eagle Materials, Inc.
(a)
.................. 149,413 33,159,227
Martin Marietta Materials, Inc. ............ 20,309 9,710,342
Vulcan Materials Co. .................. 202,544 47,253,515
90,123,084
Consumer Finance — 0.2%
Ally Financial, Inc. .................... 220,939 8,057,645
Credit Acceptance Corp.
(a) (b)
.............. 29,235 15,095,492
SoFi Technologies, Inc.
(a) (b)
.............. 995,720 11,580,224
34,733,361
Consumer Staples Distribution & Retail — 1.0%
Casey's General Stores, Inc. ............. 38,087 16,531,282
Performance Food Group Co.
(b)
........... 130,453 10,257,519
Sysco Corp. ........................ 1,801,430 135,179,307
161,968,108
Containers & Packaging — 0.2%
Avery Dennison Corp. .................. 179,161 31,885,283
Sealed Air Corp. ..................... 42,699 1,234,001
33,119,284
Distributors — 0.4%
Pool Corp. ......................... 220,726 70,268,122
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.
(b)
...... 51,040 6,484,122
Duolingo, Inc. , Class A
(b)
................ 222,072 68,962,239
Grand Canyon Education, Inc.
(b)
........... 54,510 9,431,320
H&R Block, Inc. ...................... 160,122 8,792,299
93,669,980
Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc. ............. 62,607 1,710,423
Electric Utilities — 0.3%
NRG Energy, Inc. ..................... 486,871 46,476,706
Electrical Equipment — 1.1%
Generac Holdings, Inc.
(b)
................ 167,592 21,225,527
Rockwell Automation, Inc. ............... 61,388 15,861,431

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Vertiv Holdings Co. , Class A ............. 2,112,908 $ 152,551,958
189,638,916
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp. ......................... 400,270 64,147,270
Cognex Corp. ....................... 56,021 1,671,106
Ingram Micro Holding Corp.
(a)
............. 25,944 460,247
Jabil, Inc.
(a)
......................... 51,617 7,023,525
Zebra Technologies Corp. , Class A
(a) (b)
....... 64,808 18,312,149
91,614,297
Energy Equipment & Services — 0.1%
Weatherford International plc ............. 428,549 22,948,799
Entertainment — 2.2%
Liberty Media Corp.-Liberty Formula One , Class
A
(b)
............................ 49,689 4,048,163
Liberty Media Corp.-Liberty Formula One , Class
C
(a) (b)
........................... 442,398 39,820,244
Live Nation Entertainment, Inc.
(a) (b)
......... 931,892 121,686,457
Madison Square Garden Sports Corp.
(b)
...... 8,796 1,712,757
ROBLOX Corp. , Class A
(b)
............... 3,099,590 180,675,101
Roku, Inc. , Class A
(b)
.................. 113,147 7,970,075
TKO Group Holdings, Inc. , Class A
(a)
........ 64,000 9,779,840
365,692,637
Financial Services — 2.5%
Block, Inc. , Class A
(a) (b)
................. 1,388,700 75,448,071
Corpay, Inc.
(a) (b)
...................... 398,213 138,864,837
Equitable Holdings, Inc. ................ 1,476,853 76,929,273
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 363,206 29,677,562
Toast, Inc. , Class A
(a) (b)
................. 2,731,569 90,606,144
UWM Holdings Corp. , Class A ............ 400,279 2,185,523
Western Union Co. (The) ............... 229,701 2,430,237
WEX, Inc.
(a) (b)
........................ 23,254 3,651,343
419,792,990
Food Products — 0.3%
Freshpet, Inc.
(b)
...................... 87,527 7,279,621
Hershey Co. (The) .................... 120,471 20,604,155
Lamb Weston Holdings, Inc. ............. 269,154 14,345,908
Pilgrim's Pride Corp.
(b)
................. 22,861 1,246,153
43,475,837
Ground Transportation — 2.0%
Avis Budget Group, Inc.
(b)
............... 41,326 3,136,643
Lyft, Inc. , Class A
(b)
.................... 1,506,298 17,879,757
Old Dominion Freight Line, Inc. ........... 1,141,611 188,879,540
Saia, Inc.
(a) (b)
........................ 91,254 31,886,885
U-Haul Holding Co. , NVS ............... 257,084 15,214,231
U-Haul Holding Co.
(a) (b)
................. 19,462 1,272,037
XPO, Inc.
(a) (b)
........................ 674,565 72,569,703
330,838,796
Health Care Equipment & Supplies — 4.2%
Align Technology, Inc.
(a) (b)
................ 259,161 41,170,316
Dexcom, Inc.
(b)
...................... 2,302,747 157,254,593
GE HealthCare Technologies, Inc.
(a)
........ 253,992 20,499,694
IDEXX Laboratories, Inc.
(b)
............... 479,697 201,448,755
Inspire Medical Systems, Inc.
(a) (b)
.......... 173,748 27,674,581
Insulet Corp.
(b)
....................... 412,157 108,236,550
Masimo Corp.
(a) (b)
..................... 133,541 22,247,931
Penumbra, Inc.
(a) (b)
.................... 218,596 58,454,756
ResMed, Inc.
(a)
...................... 235,470 52,709,960
689,697,136
Security
Shares
Shares Value
Health Care Providers & Services — 3.1%
Cardinal Health, Inc. ................... 853,863 $ 117,636,706
Cencora, Inc. ....................... 1,022,532 284,355,924
Chemed Corp.
(a)
..................... 8,931 5,495,423
DaVita, Inc.
(a) (b)
...................... 279,185 42,706,929
Molina Healthcare, Inc.
(a) (b)
............... 211,092 69,531,594
519,726,576
Health Care Technology — 1.2%
(a)(b)
Doximity, Inc. , Class A ................. 56,751 3,293,261
Veeva Systems, Inc. , Class A ............. 870,499 201,633,683
204,926,944
Hotels, Restaurants & Leisure — 7.0%
Cava Group, Inc.
(a) (b)
................... 447,834 38,697,336
Choice Hotels International, Inc.
(a)
.......... 137,025 18,194,179
Churchill Downs, Inc. .................. 411,110 45,661,988
Darden Restaurants, Inc. ............... 365,139 75,861,279
Domino's Pizza, Inc. ................... 71,918 33,042,725
DraftKings, Inc. , Class A
(a) (b)
.............. 2,680,845 89,030,862
Dutch Bros, Inc. , Class A
(b)
.............. 256,904 15,861,253
Expedia Group, Inc. ................... 721,972 121,363,493
Hilton Worldwide Holdings, Inc. ........... 725,279 165,037,236
Hyatt Hotels Corp. , Class A
(a)
............. 35,071 4,296,198
Las Vegas Sands Corp. ................ 2,063,649 79,718,761
Light & Wonder, Inc. , Class A
(b)
............ 524,597 45,435,346
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 2,588,687 49,081,506
Planet Fitness, Inc. , Class A
(a) (b)
........... 270,792 26,161,215
Royal Caribbean Cruises Ltd. ............ 485,530 99,747,283
Texas Roadhouse, Inc. ................. 394,923 65,806,019
Vail Resorts, Inc. ..................... 186,728 29,880,215
Wendy's Co. (The) .................... 501,989 7,344,099
Wingstop, Inc. ....................... 173,121 39,052,635
Wyndham Hotels & Resorts, Inc. .......... 39,472 3,572,611
Wynn Resorts Ltd. .................... 44,308 3,699,718
Yum! Brands, Inc. .................... 638,583 100,487,421
1,157,033,378
Household Durables — 0.4%
SharkNinja, Inc.
(b)
..................... 77,121 6,432,662
Somnigroup International, Inc. ............ 995,743 59,625,091
TopBuild Corp.
(b)
..................... 13,903 4,239,720
70,297,473
Household Products — 0.7%
Clorox Co. (The) ..................... 735,047 108,235,671
Independent Power and Renewable Electricity Producers — 1.4%
Vistra Corp. ........................ 2,002,437 235,166,201
Insurance — 1.9%
Allstate Corp. (The) ................... 241,870 50,084,021
Arthur J Gallagher & Co. ................ 100,588 34,727,001
Brown & Brown, Inc.
(a)
.................. 620,151 77,146,784
Everest Group Ltd. .................... 40,850 14,842,031
Kinsale Capital Group, Inc.
(a)
............. 129,950 63,247,964
Markel Group, Inc.
(a) (b)
.................. 17,693 33,079,010
RLI Corp. .......................... 29,911 2,402,751
Ryan Specialty Holdings, Inc. , Class A ....... 607,436 44,871,297
320,400,859
Interactive Media & Services — 0.7%
(b)
Pinterest, Inc. , Class A ................. 3,488,150 108,132,650
TripAdvisor, Inc. ...................... 42,156 597,351
Trump Media & Technology Group Corp.
(a)
.... 298,262 5,828,039
114,558,040

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap Growth ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 4.3%
(b)
Cloudflare, Inc. , Class A ................ 1,797,152 $ 202,521,059
EPAM Systems, Inc. ................... 20,496 3,460,545
Gartner, Inc. ........................ 444,821 186,709,167
Globant SA
(a)
........................ 186,577 21,963,844
GoDaddy, Inc. , Class A ................. 825,094 148,632,433
MongoDB, Inc. , Class A ................ 423,925 74,356,445
Okta, Inc. , Class A
(a)
................... 428,919 45,130,857
Twilio, Inc. , Class A ................... 180,177 17,641,130
VeriSign, Inc. ....................... 32,256 8,188,831
708,604,311
Leisure Products — 0.3%
Hasbro, Inc. ........................ 721,113 44,341,238
YETI Holdings, Inc.
(a) (b)
................. 150,986 4,997,637
49,338,875
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc. , Class A
(b)
............ 425,599 3,715,479
Bruker Corp. ........................ 412,296 17,209,235
Fortrea Holdings, Inc.
(a) (b)
................ 49,632 374,722
IQVIA Holdings, Inc.
(a) (b)
................. 120,877 21,310,615
Medpace Holdings, Inc.
(b)
............... 149,941 45,685,523
Repligen Corp.
(a) (b)
.................... 47,191 6,004,583
Waters Corp.
(a) (b)
..................... 213,249 78,597,184
West Pharmaceutical Services, Inc. ........ 260,049 58,219,770
231,117,111
Machinery — 0.1%
Lincoln Electric Holdings, Inc. ............ 91,704 17,346,729
Media — 1.0%
Liberty Broadband Corp. , Class A
(b)
......... 25,081 2,131,885
Liberty Broadband Corp. , Class C, NVS
(b)
.... 160,449 13,646,188
Nexstar Media Group, Inc. ............... 67,687 12,130,864
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 2,635,081 144,191,632
172,100,569
Metals & Mining — 0.1%
Cleveland-Cliffs, Inc.
(a) (b)
................ 944,626 7,764,826
Oil, Gas & Consumable Fuels — 4.7%
Antero Midstream Corp. ................ 765,097 13,771,746
Cheniere Energy, Inc. .................. 673,715 155,897,651
Civitas Resources, Inc. ................. 161,784 5,644,644
EQT Corp. ......................... 218,957 11,698,872
Hess Corp. ......................... 1,066,800 170,399,964
Matador Resources Co. ................ 53,322 2,724,221
New Fortress Energy, Inc. , Class A
(a)
........ 248,961 2,068,866
Permian Resources Corp. , Class A ......... 822,371 11,389,838
Targa Resources Corp. ................. 1,276,732 255,946,464
Texas Pacific Land Corp.
(a)
.............. 110,818 146,832,742
Viper Energy, Inc. , Class A .............. 219,892 9,928,124
786,303,132
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................. 259,372 23,857,037
Passenger Airlines — 0.0%
American Airlines Group, Inc.
(b)
............ 277,610 2,928,786
Personal Care Products — 0.1%
elf Beauty, Inc.
(a) (b)
.................... 318,710 20,011,801
Pharmaceuticals — 0.5%
Intra-Cellular Therapies, Inc.
(b)
............ 610,200 80,497,584
Professional Services — 4.4%
Booz Allen Hamilton Holding Corp. ......... 747,102 78,131,927
Broadridge Financial Solutions, Inc. ........ 630,931 152,975,530
Security
Shares
Shares Value
Professional Services (continued)
Dayforce, Inc.
(a) (b)
..................... 95,819 $ 5,589,122
Equifax, Inc.
(a)
....................... 146,695 35,729,034
KBR, Inc. .......................... 67,680 3,371,141
Paychex, Inc. ....................... 681,413 105,128,398
Paycom Software, Inc. ................. 189,303 41,358,919
Paycor HCM, Inc.
(b)
................... 46,795 1,050,080
Paylocity Holding Corp.
(b)
............... 255,999 47,958,853
TransUnion ......................... 65,230 5,413,438
Verisk Analytics, Inc. ................... 831,629 247,509,423
724,215,865
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.
(b)
............... 86,615 21,472,725
Retail REITs — 0.5%
Simon Property Group, Inc. .............. 491,252 81,587,132
Semiconductors & Semiconductor Equipment — 2.6%
Astera Labs, Inc.
(a) (b)
................... 31,806 1,897,864
Enphase Energy, Inc.
(a) (b)
................ 780,393 48,423,386
Entegris, Inc.
(a)
...................... 891,981 78,030,498
Lattice Semiconductor Corp.
(a) (b)
........... 695,896 36,499,745
MKS Instruments, Inc. ................. 23,246 1,863,167
Monolithic Power Systems, Inc. ........... 277,183 160,760,596
Onto Innovation, Inc.
(a) (b)
................ 74,498 9,039,587
Teradyne, Inc. ....................... 842,759 69,611,893
Universal Display Corp. ................ 139,722 19,488,425
425,615,161
Software — 18.0%
Appfolio, Inc. , Class A
(b)
................ 134,376 29,549,282
AppLovin Corp. , Class A
(a) (b)
.............. 1,547,907 410,148,918
Bentley Systems, Inc. , Class B ............ 830,977 32,690,635
BILL Holdings, Inc.
(b)
................... 149,415 6,856,654
Confluent, Inc. , Class A
(a) (b)
.............. 1,467,449 34,397,005
Datadog, Inc. , Class A
(a) (b)
............... 1,793,475 177,930,655
DocuSign, Inc.
(b)
..................... 1,182,955 96,292,537
DoubleVerify Holdings, Inc.
(b)
............. 475,093 6,351,993
Dropbox, Inc. , Class A
(a) (b)
............... 400,294 10,691,853
Dynatrace, Inc.
(b)
..................... 1,759,779 82,973,580
Elastic NV
(b)
........................ 513,352 45,739,663
Fair Isaac Corp.
(b)
..................... 118,453 218,446,284
Five9, Inc.
(b)
........................ 442,317 12,008,907
Gitlab, Inc. , Class A
(a) (b)
................. 744,796 35,005,412
Guidewire Software, Inc.
(b)
............... 220,697 41,349,790
HubSpot, Inc.
(b)
...................... 292,422 167,057,764
Manhattan Associates, Inc.
(b)
............. 357,622 61,882,911
MicroStrategy, Inc. , Class A
(a) (b)
............ 85,936 24,772,771
nCino, Inc.
(a) (b)
....................... 305,949 8,404,419
Nutanix, Inc. , Class A
(b)
................. 419,380 29,276,918
Palantir Technologies, Inc. , Class A
(b)
....... 12,155,227 1,025,901,159
Pegasystems, Inc. .................... 263,604 18,325,750
Procore Technologies, Inc.
(a) (b)
............ 631,269 41,676,379
PTC, Inc.
(a) (b)
........................ 424,064 65,708,717
RingCentral, Inc. , Class A
(a) (b)
............. 471,119 11,664,906
SentinelOne, Inc. , Class A
(a) (b)
............ 269,257 4,895,092
Teradata Corp.
(a) (b)
.................... 563,295 12,662,872
Tyler Technologies, Inc.
(a) (b)
.............. 212,653 123,634,328
UiPath, Inc. , Class A
(a) (b)
................ 2,175,089 22,403,417
Unity Software, Inc.
(a) (b)
................. 797,895 15,630,763
Zscaler, Inc.
(a) (b)
...................... 549,758 109,082,982
2,983,414,316

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Specialized REITs — 0.6%
Iron Mountain, Inc. .................... 984,750 $ 84,727,890
Lamar Advertising Co. , Class A ........... 129,653 14,751,918
99,479,808
Specialty Retail — 3.9%
Burlington Stores, Inc.
(a) (b)
............... 375,577 89,511,266
CarMax, Inc.
(a) (b)
...................... 65,076 5,070,722
Carvana Co. , Class A
(a) (b)
................ 223,477 46,724,571
Dick's Sporting Goods, Inc. .............. 30,158 6,078,647
Five Below, Inc.
(a) (b)
.................... 256,892 19,247,633
Floor & Decor Holdings, Inc. , Class A
(b)
...... 227,440 18,302,097
Murphy USA, Inc.
(a)
................... 108,078 50,776,125
RH
(b)
............................. 17,152 4,020,600
Ross Stores, Inc. ..................... 446,109 57,008,269
Tractor Supply Co. .................... 3,150,753 173,606,490
Ulta Beauty, Inc.
(a) (b)
................... 236,562 86,709,436
Valvoline, Inc.
(a) (b)
..................... 754,141 26,251,648
Williams-Sonoma, Inc. ................. 425,906 67,335,739
650,643,243
Technology Hardware, Storage & Peripherals — 1.5%
HP, Inc. ........................... 1,338,817 37,071,843
NetApp, Inc. ........................ 536,642 47,138,633
Pure Storage, Inc. , Class A
(a) (b)
............ 1,585,735 70,200,488
Super Micro Computer, Inc.
(a) (b)
............ 2,924,041 100,119,164
254,530,128
Textiles, Apparel & Luxury Goods — 0.7%
(b)
Crocs, Inc.
(a)
........................ 60,632 6,439,118
Deckers Outdoor Corp.
(a)
................ 898,146 100,421,704
Skechers USA, Inc. , Class A ............. 67,651 3,841,224
110,702,046
Trading Companies & Distributors — 3.4%
Core & Main, Inc. , Class A
(a) (b)
............ 736,204 35,566,015
Fastenal Co. ........................ 2,848,031 220,864,804
Ferguson Enterprises, Inc. ............... 79,113 12,676,276
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.
(a) (b)
......... 97,301 $ 11,816,234
United Rentals, Inc. ................... 93,967 58,889,119
WW Grainger, Inc. .................... 223,192 220,475,753
560,288,201
Total Long-Term Investments — 99 .9%
(Cost: $ 15,295,375,652 ) ............................ 16,576,581,174
Short-Term Securities
Money Market Funds — 4.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 802,980,463 803,381,952
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 19,617,581 19,617,581
Total Short-Term Securities — 4 .9%
(Cost: $ 822,530,688 ) .............................. 822,999,533
Total Investments — 104 .8%
(Cost: $ 16,117,906,340 ) ............................ 17,399,580,707
Liabilities in Excess of Other Assets — (4.8) % ............. (800,580,910)
Net Assets — 100.0% ...............................
$ 16,598,999,797
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 584,383,332 $ 219,048,209
(a)
$ — $ (12,931) $ (36,658) $ 803,381,952 802,980,463 $ 2,281,427
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,637,365 — (1,019,784)
(a)
— — 19,617,581 19,617,581 1,133,136 —
$ (12,931) $ (36,658) $ 822,999,533 $ 3,414,563 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap Growth ETF
40
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 25 06/20/25 $ 9,720 $ (38,394)
Russell 2000 E-Mini Index .................................................... 96 06/20/25 9,730 49,490
$ 11,096
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 49,490 $ — $ — $ — $ 49,490
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 38,394 — — — 38,394
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (1,157,805) $ — $ — $ — $ (1,157,805)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (731,996) $ — $ — $ — $ (731,996)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 16,102,203

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
41
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 16,576,581,174 $ — $ — $ 16,576,581,174
Short-Term Securities
Money Market Funds ...................................... 822,999,533 — — 822,999,533
$ 17,399,580,707 $ — $ — $ 17,399,580,707
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 49,490 $ — $ — $ 49,490
Liabilities
Equity contracts ........................................... (38,394) — — (38,394)
$ 11,096 $ — $ — $ 11,096
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

March 31, 2025
2025
iShares Annual Financial Statements and Additional Information
42
See notes to financial statements.
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 797,885,867 $ 759,765,562 $ 38,176,279,167 $ 16,576,581,174
Investments, at value — affiliated
(c)
............................................ 153,422,237 764,308,866 1,330,022,720 822,999,533
Cash ............................................................... 114,463 27,679 — —
Cash pledged:
Futures contracts ...................................................... 99,710 104,000 5,398,420 1,454,020
Foreign currency, at value
(d)
................................................. — 9,578 140,548 —
Receivables: – – – –
Investment s sold ...................................................... 2,616,625 — — 430,556
Securities lending income — affiliated ........................................ 237,750 98,936 389,553 244,846
Capital shares sold ..................................................... — — 79,672 —
Dividends — unaffiliated ................................................. 614,876 842,410 36,598,983 3,750,178
Dividends — affiliated ................................................... 4,455 6,935 245,353 80,288
Variation margin on futures contracts ......................................... — — 278,743 —
Total a ssets ...........................................................
954,995,983 1,525,163,966 39,549,433,159 17,405,540,595
LIABILITIES
Bank overdraft .......................................................... — — 140,135 —
Collateral on securities loaned ............................................... 152,130,174 235,436,242 1,263,908,002 803,220,037
Payables: – – – –
Investments purchased .................................................. 2,749,827 — — —
Investment advisory fees ................................................. 425,950 81,161 5,920,128 3,263,916
Variation margin on futures contracts ......................................... 6,132 3,072 — 56,845
Total li abilities ..........................................................
155,312,083 235,520,475 1,269,968,265 806,540,798
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 799,683,900 $ 1,289,643,491 $ 38,279,464,894 $ 16,598,999,797
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,258,711,379 $ 1,369,330,166 $ 32,104,621,968 $ 17,598,590,893
Accumulated earnings (loss) ................................................ (459,027,479) (79,686,675) 6,174,842,926 (999,591,096)
NET ASSETS ..........................................................
$ 799,683,900 $ 1,289,643,491 $ 38,279,464,894 $ 16,598,999,797
NET ASSET VALUE
Shares outstanding ......................................................
7,200,000 20,600,000 450,100,000 141,300,000
Net asset value .........................................................
$ 111.07 $ 62.60 $ 85.05 $ 117.47
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 1,006,256,354 $ 783,463,300 $ 29,410,142,612 $ 15,295,375,652
(b)
  Securities loaned, at value ............................................ $ 140,256,676 $ 229,595,357 $ 1,226,954,998 $ 781,887,003
(c)
  Investments, at cost — affiliated ......................................... $ 153,332,682 $ 787,622,336 $ 1,329,217,603 $ 822,530,688
(d)
  Foreign currency, at cost ............................................. $ — $ 9,578 $ 140,548 $ —

Statements of Operations
Year Ended March 31, 2025
43
Statements of Operations
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap Growth
ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 11,687,057 $ 10,020,329 $ 574,381,556 $ 96,441,797
Dividends — affiliated ................................................... 77,104 5,774,132 2,659,067 1,133,136
Interest — unaffiliated ................................................... 16,901 12,965 377,185 112,667
Securities lending income — affiliated — net ................................... 3,575,169 973,419 5,690,893 2,281,427
Foreign taxes withheld .................................................. (2,570) (11,403) (386,697) (96,590)
Total investment income ...................................................
15,353,661 16,769,442 582,722,004 99,872,437
EXPENSES
Investment advisory .................................................... 5,375,611 1,730,414 67,289,071 36,455,833
Interest expense ...................................................... 1,853 — 2,441 2,135
Total e xpenses .........................................................
5,377,464 1,730,414 67,291,512 36,457,968
Less: – – – –
Investment advisory fees waived ........................................... — (909,743) — —
Payment by affiliate .................................................... — — (9,962) (8,192)
Total ex penses after fees waived and payment by affiliate .............................
5,377,464 820,671 67,281,550 36,449,776
Net investment income ....................................................
9,976,197 15,948,771 515,440,454 63,422,661
REALIZED AND UNREALIZED GAIN (LOSS) $ (79,263,656) $ (93,492,858) $ 311,457,665 $ 273,268,553
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (8,142,357) $ (15,333,691) $ (710,834,599) $ (626,487,363)
Investments — affiliated ............................................... (5,737) (1,881,890) (69,182) (12,931)
Foreign currency transactions ........................................... — (600) 10,560 —
Futures contracts .................................................... 83,817 (171,179) (4,349,893) (1,157,805)
In-kind redemptions — unaffiliated
(a)
....................................... 53,046,867 63,021,171 2,776,570,581 2,823,083,837
In-kind redemptions — affiliated
(a)
......................................... — 19,001,366 — —
44,982,590 64,635,177 2,061,327,467 2,195,425,738
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. (124,204,959) (95,596,619) (1,749,080,437) (1,921,388,531)
Investments — affiliated ............................................... (2,084) (62,500,815) 4,250 (36,658)
Futures contracts .................................................... (39,204) (30,600) (793,614) (731,996)
(124,246,247) (158,128,034) (1,749,869,801) (1,922,157,185)
Net realized and unrealized gain (loss) .........................................
(79,263,657) (93,492,857) 311,457,666 273,268,553
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ (69,287,460) $ (77,544,086) $ 826,898,120 $ 336,691,214
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2025
iShares Annual Financial Statements and Additional Information
44
See notes to financial statements.
iShares Micro-Cap ETF iShares Russell 2500 ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 9,976,197 $ 10,118,990 $ 15,948,771 $ 13,119,678
Net realized gain ................................................ 44,982,590 15,774,040 64,635,177 17,790,721
Net change in unrealized appreciation (depreciation) ........................ (124,246,247) 114,667,318 (158,128,034) 148,774,968
Net increase (decrease) in net assets resulting from operations ...................
(69,287,460) 140,560,348 (77,544,086) 179,685,367
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(10,136,984) (10,611,714) (16,115,047) (12,677,849)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(40,764,625) (107,997,108) 308,862,719 219,866,581
NET ASSETS
Total increase (decrease) in net assets ................................... (120,189,069) 21,951,526 215,203,586 386,874,099
Beginning of year ..................................................
919,872,969 897,921,443 1,074,439,905 687,565,806
End of year ......................................................
$ 799,683,900 $ 919,872,969 $ 1,289,643,491 $ 1,074,439,905
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
45
Statements of Changes in Net Assets
See notes to financial statements.
iShares Russell Mid-Cap ETF iShares Russell Mid-Cap Growth ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 515,440,454 $ 432,920,497 $ 63,422,661 $ 73,815,550
Net realized gain ................................................ 2,061,327,467 1,461,843,043 2,195,425,738 862,488,344
Net change in unrealized appreciation (depreciation) ........................ (1,749,869,801) 4,153,011,698 (1,922,157,185) 2,275,940,432
Net increase in net assets resulting from operations ...........................
826,898,120 6,047,775,238 336,691,214 3,212,244,326
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(499,177,754) (423,322,890) (64,637,656) (73,274,726)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
4,443,042,733 161,986,308 801,288,892 181,692,087
NET ASSETS
Total increase in net assets ........................................... 4,770,763,099 5,786,438,656 1,073,342,450 3,320,661,687
Beginning of year ..................................................
33,508,701,795 27,722,263,139 15,525,657,347 12,204,995,660
End of year ......................................................
$ 38,279,464,894 $ 33,508,701,795 $ 16,598,999,797 $ 15,525,657,347
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
46
iShares Micro-Cap ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ................................
$ 121.04  $ 104.41  $ 129.02  $ 146.73  $ 67.33
Net investment income
(a)
.......................................
1 .37  1 .26  1 .26  0 .76  0 .96
Net realized and unrealized gain (loss)
(b)
.............................
(9.94) 16.71  (24.44) (17.42) 79.50
Net increase (decrease) from investment operations ...................... (8.57) 17.97  (23.18) (16.66) 80.46
Distributions from net investment income
(c)
.......................... (1.40) (1.34) (1.43) (1.05) (1.06)
Net asset value, end of year ..................................... $ 111.07  $ 121.04  $ 104.41  $ 129.02  $ 146.73
Total Return
(d)
Based on net asset value ........................................ (7.18)% 17.36% (17.97)% (11.41)% 120.24%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ..........................................
1.11% 1.18% 1.12% 0.54% 0.92%
Supplemental Data
Net assets, end of year (000) ...................................... $ 799,684  $ 919,873  $ 897,921  $ 1,096,644  $ 1,386,589
Portfolio turnover rate
(f)
.......................................... 28% 35% 35% 44% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
47
Financial Highlights
iShares Russell 2500 ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ...............................
$ 65.51  $ 54.79  $ 62.23  $ 62.85  $ 33.62
Net investment income
(a)
......................................
0 .92  0 .91  0 .99  0 .79  0 .75
Net realized and unrealized gain (loss)
(b)
............................
(2.94) 10.67  (7.45) (0.66) 29.21
Net increase (decrease) from investment operations ..................... (2.02) 11.58  (6.46) 0.13  29.96
Distributions from net investment income
(c)
......................... (0.89) (0.86) (0.98) (0.75) (0.73)
Net asset value, end of year .................................... $ 62.60  $ 65.51  $ 54.79  $ 62.23  $ 62.85
Total Return
(d)
Based on net asset value ....................................... (3.15)% 21.36% (10.30)%
(e)
0.17% 89.71%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived ..................................
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income .........................................
1.38% 1.59% 1.78% 1.22% 1.44%
Supplemental Data
Net assets, end of year (000) ..................................... $ 1,289,643  $ 1,074,440  $ 687,566  $ 423,150  $ 267,118
Portfolio turnover rate
(g)
......................................... 8% 9% 11% 12% 16%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
48
iShares Russell Mid-Cap ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ................................
$ 84.17  $ 69.91  $ 78.02  $ 73.93  $ 43.20
Net investment income
(a)
.......................................
1 .22  1 .10  1 .05  0 .84  0 .74
Net realized and unrealized gain (loss)
(b)
.............................
0.83  14.23  (8.05) 4.14  30.79
Net increase (decrease) from investment operations ...................... 2.05  15.33  (7.00) 4.98  31.53
Distributions from net investment income
(c)
.......................... (1.17) (1.07) (1.11) (0.89) (0.80)
Net asset value, end of year ..................................... $ 85.05  $ 84.17  $ 69.91  $ 78.02  $ 73.93
Total Return
(d)
Based on net asset value ........................................ 2.41%
(e)
22.16% (8.90)% 6.72% 73.38%
Ratios to Average Net Assets
(f)
Total expen ses ...............................................
0.18%
(g)
0.19% 0.19% 0.18% 0.19%
Net investment income ..........................................
1.41% 1.49% 1.52% 1.07% 1.23%
Supplemental Data
Net assets, end of year (000) ...................................... $ 38,279,465  $ 33,508,702  $ 27,722,263  $ 30,303,542  $ 27,123,317
Portfolio turnover rate
(h)
.......................................... 11% 9% 12% 13% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes payment from an affiliate with no financial impact to the expense ratios.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
49
Financial Highlights
iShares Russell Mid-Cap Growth ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Net asset value, beginning of year ................................
$ 114.16  $ 91.08  $ 100.53  $ 102.01  $ 60.86
Net investment income
(b)
.......................................
0 .48  0 .54  0 .56  0 .37  0 .32
Net realized and unrealized gain (loss)
(c)
.............................
3.32  23.08  (9.34) (1.44) 41.16
Net increase (decrease) from investment operations ...................... 3.80  23.62  (8.78) (1.07) 41.48
Distributions from net investment income
(d)
.......................... (0.49) (0.54) (0.67) (0.41) (0.33)
Net asset value, end of year ..................................... $ 117.47  $ 114.16  $ 91.08  $ 100.53  $ 102.01
Total Return
(e)
Based on net asset value ........................................ 3.32%
(f)
26.02% (8.67)% (1.09)% 68.27%
Ratios to Average Net Assets
(g)
Total expen ses ...............................................
0.23%
(h)
0.23% 0.23% 0.23% 0.23%
Net investment income ..........................................
0.40% 0.56% 0.65% 0.34% 0.36%
Supplemental Data
Net assets, end of year (000) ...................................... $ 16,599,000  $ 15,525,657  $ 12,204,996  $ 13,777,139  $ 14,822,269
Portfolio turnover rate
(i)
.......................................... 24% 35% 26% 35% 23%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes payment from an affiliate with no financial impact to the expense ratios.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2025
iShares Annual Financial Statements and Additional Information
50
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently the iShares Russell 2500 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Micro-Cap ......................................................................................................... Diversified
Russell 2500 ........................................................................................................ Diversified
Russell Mid-Cap ..................................................................................................... Diversified
Russell Mid-Cap Growth ................................................................................................ Diversified

Notes to Financial Statements
(continued)
51
Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
52
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Micro-Cap
Barclays Bank plc ...................................... $ 11,411,769 $ (11,411,769) $ – $ –
Barclays Capital, Inc. ................................... 1,041,956 (1,041,956) – –
BMO Capital Markets Corp. ............................... 2,766 (2,766) – –
BNP Paribas SA ....................................... 13,755,266 (13,755,266) – –
BofA Securities, Inc. .................................... 6,266,210 (6,266,210) – –
Citadel Clearing LLC .................................... 338,034 (338,034) – –
Citigroup Global Markets, Inc. .............................. 2,863,727 (2,863,727) – –
Goldman Sachs & Co. LLC ............................... 22,292,175 (22,292,175) – –
HSBC Bank plc ....................................... 301,829 (301,829) – –
ING Financial Markets LLC ............................... 34,647 (34,647) – –
J.P. Morgan Securities LLC ............................... 33,369,936 (33,369,936) – –
Jefferies LLC ......................................... 2,069,725 (2,069,725) – –
Morgan Stanley ....................................... 19,956,004 (19,956,004) – –
National Financial Services LLC ............................ 3,867,079 (3,867,079) – –
Natixis SA ........................................... 2,122,409 (2,122,409) – –
RBC Capital Markets LLC ................................ 17,785 (17,785) – –
SG Americas Securities LLC .............................. 46,106 (46,106) – –
State Street Bank & Trust Co. .............................. 4,684,103 (4,684,103) – –
Toronto-Dominion Bank .................................. 1,587,488 (1,587,488) – –
UBS AG ............................................ 3,476,150 (3,476,150) – –
UBS Securities LLC .................................... 494,911 (494,911) – –
Virtu Americas LLC ..................................... 299,138 (299,138) – –
Wells Fargo Bank N.A. .................................. 6,469,068 (6,469,068) – –

Notes to Financial Statements
(continued)
53
Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Micro-Cap (continued)
Wells Fargo Securities LLC ............................... 3,488,395 (3,488,395) – –
$ 140,256,676 $ (140,256,676) $ – $ –
Russell 2500
Barclays Bank plc ...................................... $ 150,057,721 $ (150,057,721) $ – $ –
BNP Paribas SA ....................................... 19,045,112 (19,045,112) – –
BofA Securities, Inc. .................................... 20,836,018 (20,836,018) – –
Citadel Clearing LLC .................................... 591,690 (591,690) – –
Citigroup Global Markets, Inc. .............................. 7,782,802 (7,782,802) – –
HSBC Bank plc ....................................... 311,471 (311,471) – –
J.P. Morgan Securities LLC ............................... 8,141,854 (8,141,854) – –
Jefferies LLC ......................................... 842,093 (842,093) – –
Morgan Stanley ....................................... 5,128,116 (5,128,116) – –
National Financial Services LLC ............................ 2,923,145 (2,923,145) – –
SG Americas Securities LLC .............................. 1,020,491 (1,020,491) – –
State Street Bank & Trust Co. .............................. 1,236,913 (1,236,913) – –
Toronto-Dominion Bank .................................. 15,665 (15,665) – –
UBS AG ............................................ 1,001,037 (1,001,037) – –
UBS Securities LLC .................................... 327,318 (327,318) – –
Virtu Americas LLC ..................................... 5,409,600 (5,409,600) – –
Wells Fargo Bank N.A. .................................. 4,890,372 (4,890,372) – –
Wells Fargo Securities LLC ............................... 33,939 (33,939) – –
$ 229,595,357 $ (229,595,357) $ – $ –
Russell Mid-Cap
Barclays Bank plc ...................................... $ 49,690,728 $ (49,690,728) $ – $ –
Barclays Capital, Inc. ................................... 3,151,822 (3,151,822) – –
BNP Paribas SA ....................................... 130,499,411 (130,499,411) – –
BofA Securities, Inc. .................................... 107,204,899 (107,204,899) – –
Citadel Clearing LLC .................................... 205,867 (205,867) – –
Citigroup Global Markets, Inc. .............................. 114,753,614 (114,753,614) – –
Deutsche Bank Securities, Inc. ............................. 72,625 (72,625) – –
Goldman Sachs & Co. LLC ............................... 186,141,272 (186,141,272) – –
HSBC Bank plc ....................................... 10,330,241 (10,330,241) – –
J.P. Morgan Securities LLC ............................... 203,608,809 (203,608,809) – –
Jefferies LLC ......................................... 2,659,527 (2,659,527) – –
Morgan Stanley ....................................... 154,578,027 (154,578,027) – –
National Financial Services LLC ............................ 48,514,006 (48,514,006) – –
Natixis SA ........................................... 28,564,907 (28,564,907) – –
Nomura Securities International, Inc. ......................... 88,584 (88,584) – –
RBC Capital Markets LLC ................................ 1,006,819 (1,006,819) – –
SG Americas Securities LLC .............................. 23,114,192 (23,114,192) – –
State Street Bank & Trust Co. .............................. 21,539,724 (21,539,724) – –
Toronto-Dominion Bank .................................. 786,341 (786,341) – –
UBS AG ............................................ 64,343,400 (64,343,400) – –
UBS Securities LLC .................................... 20,285,741 (20,285,741) – –
Virtu Americas LLC ..................................... 1,842,538 (1,842,538) – –
Wells Fargo Bank N.A. .................................. 40,860,448 (40,860,448) – –
Wells Fargo Securities LLC ............................... 13,111,456 (13,111,456) – –
$ 1,226,954,998 $ (1,226,954,998) $ – $ –
Russell Mid-Cap Growth
Barclays Bank plc ...................................... $ 39,385,588 $ (39,385,588) $ – $ –
BMO Capital Markets Corp. ............................... 142,974 (142,974) – –
BNP Paribas SA ....................................... 58,317,022 (58,317,022) – –
BofA Securities, Inc. .................................... 22,753,221 (22,753,221) – –
Citigroup Global Markets, Inc. .............................. 118,487,603 (118,487,603) – –
Goldman Sachs & Co. LLC ............................... 183,003,266 (183,003,266) – –
HSBC Bank plc ....................................... 23,840,040 (23,840,040) – –
J.P. Morgan Securities LLC ............................... 146,255,723 (146,255,723) – –
Jefferies LLC ......................................... 5,291,635 (5,291,635) – –
Morgan Stanley ....................................... 54,742,537 (54,742,537) – –
National Financial Services LLC ............................ 16,543,009 (16,543,009) – –
Natixis SA ........................................... 52,595 (52,595) – –
Nomura Securities International, Inc. ......................... 3,481 (3,481) – –
Scotia Capital (USA), Inc. ................................ 1,101,605 (1,101,605) – –
SG Americas Securities LLC .............................. 6,624,796 (6,624,796) – –
State Street Bank & Trust Co. .............................. 6,705,584 (6,705,584) – –

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
54
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell Mid-Cap Growth (continued)
Toronto-Dominion Bank .................................. 11,205,640 (11,205,640) – –
UBS AG ............................................ 48,706,252 (48,706,252) – –
UBS Securities LLC .................................... 1,261,754 (1,261,754) – –
Virtu Americas LLC ..................................... 2,744,882 (2,744,882) – –
Wells Fargo Bank N.A. .................................. 27,827,593 (27,827,593) – –
Wells Fargo Securities LLC ............................... 6,890,203 (6,890,203) – –
$ 781,887,003 $ (781,887,003) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
Micro-Cap ...................................................................................................... 0.60%
Russell 2500 ..................................................................................................... 0.15
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.200000%
Over $121 billion, up to and including $181 billion ............................................................................ 0.190000
Over $181 billion, up to and including $231 billion ............................................................................ 0.180500
Over $231 billion, up to and including $281 billion ............................................................................ 0.171475
Over $281 billion .................................................................................................. 0.162901

Notes to Financial Statements
(continued)
55
Notes to Financial Statements
For its investment advisory services to the iShares Russell Mid-Cap Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended March 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.250000%
Over $121 billion, up to and including $181 billion ............................................................................ 0.237500
Over $181 billion, up to and including $231 billion ............................................................................ 0.225625
Over $231 billion, up to and including $281 billion ............................................................................ 0.214343
Over $281 billion .................................................................................................. 0.203626
iShares ETF Amounts Waived
Russell 2500 ........................................................................................................ $ 909,743

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
56
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
During the year ended March 31, 2025, iShares Russell Mid-Cap ETF and iShares Russell Mid-Cap Growth ETF received reimbursements of $9,962 and $8,192 from an affiliate, which is included in payments by affiliates in the Statements of Operations, related to operating events.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Micro-Cap ............................................................................................................. $ 894,046
Russell 2500 ............................................................................................................ 353,092
Russell Mid-Cap ......................................................................................................... 1,746,039
Russell Mid-Cap Growth .................................................................................................... 829,495
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Micro-Cap .......................................................................... $ 19,255,701 $ 132,714,822 $ 52,460,754
Russell 2500 ......................................................................... 22,902,749 11,777,880 (7,025,973)
Russell Mid-Cap ...................................................................... 1,338,512,061 1,208,779,020 (522,765,807)
Russell Mid-Cap Growth ................................................................. 2,048,886,722 1,843,526,701 (355,595,230)
iShares ETF Purchases Sales
Micro-Cap .......................................................................................... $ 256,368,671 $ 254,202,444
Russell 2500 ......................................................................................... 92,304,973 95,196,291
Russell Mid-Cap ...................................................................................... 3,942,767,141 3,914,295,134
Russell Mid-Cap Growth ................................................................................. 3,756,296,720 3,750,322,792
iShares ETF
In-kind
Purchases
In-kind
Sales
Micro-Cap .......................................................................................... $ 144,161,825 $ 184,069,730
Russell 2500 ......................................................................................... 678,301,027 366,731,932
Russell Mid-Cap ...................................................................................... 9,631,150,559 5,202,193,564
Russell Mid-Cap Growth ................................................................................. 8,619,835,996 7,816,836,781

Notes to Financial Statements
(continued)
57
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2025, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Micro-Cap ............................................................................... $ 52,524,122 $ (52,524,122)
Russell 2500 .............................................................................. 81,936,855 (81,936,855)
Russell Mid-Cap ........................................................................... 2,761,451,539 (2,761,451,539)
Russell Mid-Cap Growth ...................................................................... 2,815,177,155 (2,815,177,155)
—
iShares ETF
Year Ended
03/31/25
Year Ended
03/31/24
Micro-Cap
Ordinary income ...................................................................................... $ 10,136,984 $ 10,611,714
Russell 2500
Ordinary income ...................................................................................... $ 16,115,047 $ 12,677,849
Russell Mid-Cap
Ordinary income ...................................................................................... $ 499,177,754 $ 423,322,890
Russell Mid-Cap Growth
Ordinary income ...................................................................................... $ 64,637,656 $ 73,274,726
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Micro-Cap ............................................................. $ 188,840 $ (230,755,124) $ (228,461,195) $ (459,027,479)
Russell 2500 ............................................................ 269,116 (29,451,865) (50,503,926) (79,686,675)
Russell Mid-Cap ......................................................... 26,346,128 (2,404,846,303) 8,553,343,101 6,174,842,926
Russell Mid-Cap Growth .................................................... — (2,222,285,376) 1,222,694,280 (999,591,096)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Micro-Cap ...................................................... $ 1,179,769,299 $ 113,421,716 $ (341,882,911) $ (228,461,195)
Russell 2500 .................................................... 1,574,565,654 66,275,762 (116,766,988) (50,491,226)
Russell Mid-Cap .................................................. 30,952,745,005 11,332,324,218 (2,778,767,336) 8,553,556,882
Russell Mid-Cap Growth ............................................ 16,176,886,426 2,834,161,352 (1,611,467,071) 1,222,694,281

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
58
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
59
Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/25
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
Micro-Cap
Shares sold 1,150,000 $ 147,070,582 500,000 $ 53,185,735
Shares redeemed
(1,550,000) (187,835,207) (1,500,000) (161,182,843)
(400,000) $ (40,764,625) (1,000,000) $ (107,997,108)
Russell 2500
Shares sold 10,150,000 $ 684,646,775 5,500,000 $ 316,553,547
Shares redeemed
(5,950,000) (375,784,056) (1,650,000) (96,686,966)
4,200,000 $ 308,862,719 3,850,000 $ 219,866,581
Russell Mid-Cap
Shares sold 115,350,000 $ 9,714,518,760 47,350,000 $ 3,474,609,033
Shares redeemed
(63,350,000) (5,271,476,027) (45,800,000) (3,312,622,725)
52,000,000 $ 4,443,042,733 1,550,000 $ 161,986,308
Russell Mid-Cap Growth
Shares sold 74,750,000 $ 8,694,196,505 16,750,000 $ 1,622,096,322
Shares redeemed
(69,450,000) (7,892,907,613) (14,750,000) (1,440,404,235)
5,300,000 $ 801,288,892 2,000,000 $ 181,692,087

Report of Independent Registered Public Accounting Firm
2024
iShares Semi-Annual Financial Statements and Additional Information
60
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31,
2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Micro-Cap ETF
iShares Russell 2500 ETF
iShares Russell Mid-Cap ETF
iShares Russell Mid-Cap Growth ETF

Important Tax Information
(unaudited)
61
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2025:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Micro-Cap ....................................................................................................... $ 8,560,954
Russell 2500 ...................................................................................................... 11,028,010
Russell Mid-Cap ................................................................................................... 461,108,577
Russell Mid-Cap Growth .............................................................................................. 86,952,495
iShares ETF
Qualified Business
Income
Micro-Cap ....................................................................................................... $ 1,575,662
Russell 2500 ...................................................................................................... 2,935,344
Russell Mid-Cap ................................................................................................... 81,705,140
Russell Mid-Cap Growth .............................................................................................. 4,037,021
iShares ETF
Dividends-Received
Deduction
Micro-Cap ....................................................................................................... 83 .84%
Russell 2500 ...................................................................................................... 42 .52
Russell Mid-Cap ................................................................................................... 86 .22
Russell Mid-Cap Growth .............................................................................................. 100 .00

Additional Information
2025
iShares Annual Financial Statements and Additional Information
62
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
63
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Nasdaq Top 30 Stocks ETF | QTOP | Nasdaq
iShares Nasdaq-100 ex Top 30 ETF | QNXT | Nasdaq

Page
2

Schedule of Investments
March 31, 2025
iShares
®
Nasdaq Top 30 Stocks ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Automobiles — 3.9%
Tesla, Inc.
(a)
......................... 13,911 $ 3,605,175
Beverages — 2.1%
PepsiCo, Inc. ....................... 12,914 1,936,325
Biotechnology — 3.1%
Amgen, Inc. ........................ 5,058 1,575,820
Gilead Sciences, Inc. .................. 11,726 1,313,898
2,889,718
Broadline Retail — 7.6%
Amazon.com, Inc.
(a)
................... 37,225 7,082,428
Chemicals — 2.2%
Linde plc .......................... 4,454 2,073,961
Communications Equipment — 2.5%
Cisco Systems, Inc. ................... 37,461 2,311,718
Consumer Staples Distribution & Retail — 4.2%
Costco Wholesale Corp. ................ 4,180 3,953,359
Entertainment — 4.0%
Netflix, Inc.
(a)
........................ 4,028 3,756,231
Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc.
(a)
................. 3,359 1,663,612
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc. ................. 309 1,423,535
Starbucks Corp. ...................... 10,696 1,049,171
2,472,706
Industrial Conglomerates — 1.4%
Honeywell International, Inc. ............. 6,120 1,295,910
Interactive Media & Services — 8.6%
Alphabet, Inc. , Class A ................. 13,664 2,113,001
Alphabet, Inc. , Class C, NVS ............. 12,877 2,011,774
Meta Platforms, Inc. , Class A ............. 6,801 3,919,824
8,044,599
Media — 1.4%
Comcast Corp. , Class A ................ 35,515 1,310,504
Professional Services — 1.3%
Automatic Data Processing, Inc. ........... 3,831 1,170,485
Semiconductors & Semiconductor Equipment — 20.3%
Advanced Micro Devices, Inc.
(a)
........... 15,259 1,567,710
Applied Materials, Inc. ................. 7,650 1,110,168
Broadcom, Inc. ...................... 22,786 3,815,060
NVIDIA Corp. ....................... 85,707 9,288,925
QUALCOMM, Inc. .................... 10,415 1,599,848
Texas Instruments, Inc. ................. 8,573 1,540,568
18,922,279
Software — 17.0%
Adobe, Inc.
(a)
........................ 4,095 1,570,555
Intuit, Inc. .......................... 2,632 1,616,022
Microsoft Corp. ...................... 26,113 9,802,559
Palantir Technologies, Inc. , Class A
(a)
....... 21,177 1,787,339
Palo Alto Networks, Inc.
(a)
............... 6,234 1,063,770
15,840,245
Technology Hardware, Storage & Peripherals — 12.6%
Apple, Inc. ......................... 52,767 11,721,134
Security
Shares
Shares Value
Wireless Telecommunication Services — 3.1%
T-Mobile US, Inc. ..................... 10,751 $ 2,867,399
Total Long-Term Investments — 99 .8%
(Cost: $ 99,048,671 ) ............................... 92,917,788
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31%
(b) (c)
.................. 139,950 139,950
Total Short-Term Securities — 0 .2%
(Cost: $ 139,950 ) ................................. 139,950
Total Investments — 100 .0%
(Cost: $ 99,188,621 ) ............................... 93,057,738
Liabilities in Excess of Other Assets — (0.0) % ............. (725)
Net Assets — 100.0% ...............................
$ 93,057,013
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Nasdaq Top 30 Stocks ETF
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
10/23/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 139,950
(a)
$ — $ — $ — $ 139,950 139,950 $ 2,724
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 Micro E-Mini Index ................................................ 3 06/20/25 $ 117 $ (108)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 108 $ — $ — $ — $ 108
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (12,466) $ — $ — $ — $ (12,466)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (108) $ — $ — $ — $ (108)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 198,971

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Nasdaq Top 30 Stocks ETF
Schedules of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 92,917,788 $ — $ — $ 92,917,788
Short-Term Securities
Money Market Funds ...................................... 139,950 — — 139,950
$ 93,057,738 $ — $ — $ 93,057,738
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (108) $ — $ — $ (108)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2025
iShares
®
Nasdaq-100 ex Top 30 ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.
(a)
................. 281 $ 147,792
Beverages — 3.9%
Coca-Cola Europacific Partners plc ......... 1,689 146,994
Keurig Dr Pepper, Inc. ................. 4,972 170,142
Monster Beverage Corp.
(a)
............... 3,566 208,682
525,818
Biotechnology — 5.7%
Biogen, Inc.
(a)
....................... 536 73,346
Regeneron Pharmaceuticals, Inc. .......... 394 249,887
Vertex Pharmaceuticals, Inc.
(a)
............ 941 456,215
779,448
Broadline Retail — 4.8%
(a)(b)
MercadoLibre, Inc. .................... 186 362,862
PDD Holdings, Inc. , ADR ................ 2,448 289,721
652,583
Commercial Services & Supplies — 3.7%
Cintas Corp. ........................ 1,479 303,979
Copart, Inc.
(a)
....................... 3,541 200,385
504,364
Electric Utilities — 5.6%
American Electric Power Co., Inc. .......... 1,954 213,513
Constellation Energy Corp. .............. 1,147 231,270
Exelon Corp. ........................ 3,684 169,759
Xcel Energy, Inc. ..................... 2,106 149,084
763,626
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp. ......................... 486 77,886
Energy Equipment & Services — 1.2%
Baker Hughes Co. , Class A .............. 3,629 159,495
Entertainment — 2.7%
Electronic Arts, Inc. ................... 955 138,016
Take-Two Interactive Software, Inc.
(a) (b)
...... 647 134,091
Warner Bros Discovery, Inc.
(a) (b)
........... 8,996 96,527
368,634
Financial Services — 1.7%
PayPal Holdings, Inc.
(a)
................. 3,625 236,531
Food Products — 3.3%
Kraft Heinz Co. (The) .................. 4,379 133,253
Mondelez International, Inc. , Class A ........ 4,741 321,677
454,930
Ground Transportation — 2.4%
CSX Corp. ......................... 6,943 204,332
Old Dominion Freight Line, Inc. ........... 779 128,886
333,218
Health Care Equipment & Supplies — 2.6%
Dexcom, Inc.
(a)
...................... 1,432 97,791
GE HealthCare Technologies, Inc. ......... 1,676 135,270
IDEXX Laboratories, Inc.
(a)
............... 298 125,145
358,206
Hotels, Restaurants & Leisure — 5.1%
Airbnb, Inc. , Class A
(a)
.................. 1,586 189,464
DoorDash, Inc. , Class A
(a)
............... 1,446 264,285
Marriott International, Inc. , Class A ......... 1,010 240,582
694,331
Security
Shares
Shares Value
IT Services — 1.4%
Cognizant Technology Solutions Corp. , Class A . 1,813 $ 138,695
MongoDB, Inc. , Class A
(a)
............... 273 47,884
186,579
Machinery — 1.4%
PACCAR, Inc. ....................... 1,923 187,243
Media — 2.1%
(a)
Charter Communications, Inc. , Class A ...... 520 191,635
Trade Desk, Inc. (The) , Class A
(b)
.......... 1,658 90,726
282,361
Oil, Gas & Consumable Fuels — 1.2%
Diamondback Energy, Inc. ............... 1,061 169,633
Pharmaceuticals — 1.2%
AstraZeneca plc , ADR ................. 2,134 156,849
Professional Services — 2.6%
Paychex, Inc. ....................... 1,320 203,649
Verisk Analytics, Inc. ................... 514 152,977
356,626
Real Estate Management & Development — 0.9%
CoStar Group, Inc.
(a) (b)
.................. 1,503 119,083
Semiconductors & Semiconductor Equipment — 19.3%
Analog Devices, Inc. ................... 1,818 366,636
ARM Holdings plc , ADR
(a)
............... 480 51,259
ASML Holding NV (Registered), NYRS , ADR .. 331 219,330
GLOBALFOUNDRIES, Inc.
(a)
............. 2,025 74,743
Intel Corp. ......................... 15,869 360,385
KLA Corp. .......................... 487 331,063
Lam Research Corp. .................. 4,704 341,981
Marvell Technology, Inc. ................ 3,171 195,238
Microchip Technology, Inc. ............... 1,971 95,416
Micron Technology, Inc. ................. 4,083 354,772
NXP Semiconductors NV ............... 929 176,566
ON Semiconductor Corp.
(a)
.............. 1,544 62,825
2,630,214
Software — 19.8%
ANSYS, Inc.
(a)
....................... 321 101,616
AppLovin Corp. , Class A
(a)
............... 1,133 300,211
Atlassian Corp. , Class A
(a)
............... 601 127,538
Autodesk, Inc.
(a)
...................... 788 206,298
Cadence Design Systems, Inc.
(a)
.......... 1,005 255,602
Crowdstrike Holdings, Inc. , Class A
(a)
........ 857 302,161
Datadog, Inc. , Class A
(a)
................ 1,163 115,381
Fortinet, Inc.
(a)
....................... 2,818 271,261
MicroStrategy, Inc. , Class A
(a) (b)
............ 871 251,083
Roper Technologies, Inc. ................ 394 232,294
Synopsys, Inc.
(a)
..................... 567 243,158
Workday, Inc. , Class A
(a)
................ 784 183,088
Zscaler, Inc.
(a)
....................... 562 111,512
2,701,203
Specialty Retail — 3.3%
O'Reilly Automotive, Inc.
(a)
............... 210 300,842
Ross Stores, Inc. ..................... 1,209 154,498
455,340
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.
(a)
............... 426 120,584

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Nasdaq-100 ex Top 30 ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors — 1.2%
Fastenal Co. ........................ 2,102 $ 163,010
Total Long-Term Investments — 99 .7%
(Cost: $ 14,293,302 ) ............................... 13,585,587
Short-Term Securities
Money Market Funds — 10.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 1,350,033 1,350,707
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.31% .................... 35,689 35,689
Total Short-Term Securities — 10 .2%
(Cost: $ 1,386,408 ) ............................... 1,386,396
Total Investments — 109 .9%
(Cost: $ 15,679,710 ) ............................... 14,971,983
Liabilities in Excess of Other Assets — (9.9) % ............. (1,345,803)
Net Assets — 100.0% ...............................
$ 13,626,180
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/23/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,350,744
(a)
$ — $ (25) $ (12) $ 1,350,707 1,350,033 $ 418
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares — 35,689
(a)
— — — 35,689 35,689 511 —
$ (25) $ (12) $ 1,386,396 $ 929 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2025
iShares
®
Nasdaq-100 ex Top 30 ETF
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,585,587 $ — $ — $ 13,585,587
Short-Term Securities
Money Market Funds ...................................... 1,386,396 — — 1,386,396
$ 14,971,983 $ — $ — $ 14,971,983

Statements of Assets and Liabilities
March 31, 2025
9
Statements of Assets and Liabilities
See notes to financial statements.
iShares Nasdaq
Top 30 Stocks
ETF
iShares
Nasdaq-100 ex
Top 30 ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 92,917,788 $ 13,585,587
Investments, at value — affiliated
(c)
........................................................................... 139,950 1,386,396
Cash .............................................................................................. 169 —
Cash pledged:
Futures contracts ..................................................................................... 8,000 —
Receivables: – –
Securities lending income — affiliated ....................................................................... 260 297
Dividends — unaffiliated ................................................................................ 6,348 6,928
Dividends — affiliated .................................................................................. 535 114
Total a ssets ..........................................................................................
93,073,050 14,979,322
LIABILITIES
Collateral on securities loaned .............................................................................. — 1,350,745
Payables: – –
Investment advisory fees ................................................................................ 15,874 2,397
Variation margin on futures contracts ........................................................................ 163 —
Total li abilities .........................................................................................
16,037 1,353,142
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 93,057,013 $ 13,626,180
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 99,380,074 $ 14,554,918
Accumulated loss ...................................................................................... (6,323,061) (928,738)
NET ASSETS .........................................................................................
$ 93,057,013 $ 13,626,180
NET ASSET VALUE
Shares outstanding .....................................................................................
3,920,000 580,000
Net asset value ........................................................................................
$ 23.74 $ 23.49
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 99,048,671 $ 14,293,302
(b)
  Securities loaned, at value ........................................................................ $ — $ 1,299,438
(c)
  Investments, at cost — affiliated ..................................................................... $ 139,950 $ 1,386,408

Statements of Operations

Period Ended March 31, 2025
2025
iShares Annual Financial Statements and Additional Information
10
See notes to financial statements.
iShares Nasdaq
Top 30 Stocks
ETF
(a)
iShares
Nasdaq-100 ex
Top 30 ETF
(a)
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 263,335 $ 69,553
Dividends — affiliated .................................................................................. 2,464 511
Interest — unaffiliated .................................................................................. 30 5
Securities lending income — affiliated — net .................................................................. 260 418
Foreign taxes withheld ................................................................................. — (432)
Total investment income ..................................................................................
266,089 70,055
EXPENSES
Investment advisory ................................................................................... 69,447 12,267
Total expenses ........................................................................................
69,447 12,267
Net investment income ...................................................................................
196,642 57,788
REALIZED AND UNREALIZED GAIN (LOSS) $ (6,177,121) $ (814,333)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (188,553) $ (225,179)
Investments — affiliated .............................................................................. — (25)
Foreign currency transactions .......................................................................... (9) 76
Futures contracts ................................................................................... (12,466) —
In-kind redemptions — unaffiliated
(b)
...................................................................... 154,898 118,521
(46,130) (106,607)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (6,130,883) (707,715)
Investments — affiliated .............................................................................. — (12)
Futures contracts ................................................................................... (108) —
(6,130,991) (707,727)
Net realized and unrealized loss .............................................................................
(6,177,121) (814,334)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................
$ (5,980,479) $ (756,546)
(a)
For the period from October 23, 2024 (commencement of operations) to March 31, 2025.
(b)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
11
Statements of Changes in Net Assets
See notes to financial statements.
iShares Nasdaq Top 30
Stocks ETF
iShares Nasdaq-100
ex Top 30 ETF
Period from
10/23/24
(a)
to 03/31/25
Period from
10/23/24
(a)
to 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 196,642 $ 57,788
Net realized loss .................................................................................. (46,130) (106,607)
Net change in unrealized appreciation (depreciation) .......................................................... (6,130,991) (707,727)
Net decrease in net assets resulting from operations ............................................................
(5,980,479) (756,546)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...................................................
(187,684) (53,671)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
99,225,176 14,436,397
NET ASSETS
Total increase in net assets ............................................................................. 93,057,013 13,626,180
Beginning of period ..................................................................................
— —
End of period ......................................................................................
$ 93,057,013 $ 13,626,180
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout the period)
2025
iShares Annual Financial Statements and Additional Information
12
iShares Nasdaq
Top 30 Stocks
ETF
Period from
10/23/24
(a)
to 03/31/25
Net asset value, beginning of period .......................................................................................
$ 24.60
Net investment income
(b)
...............................................................................................
0 .06
Net realized and unrealized loss
(c)
.........................................................................................
(0.86)
Net decrease from investment operations ..................................................................................... (0.80)
Distributions from net investment income
(d)
.................................................................................. (0.06)
Net asset value, end of period ............................................................................................ $ 23.74
Total Return
(e)
Based on net asset value ................................................................................................ (3.27)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .......................................................................................................
0.20%
(h)
Net investment income ..................................................................................................
0.57%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 93,057
Portfolio turnover rate
(i)
.................................................................................................. 13%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
13
Financial Highlights
iShares
Nasdaq-100 ex
Top 30 ETF
Period from
10/23/24
(a)
to 03/31/25
Net asset value, beginning of period .......................................................................................
$ 24.73
Net investment income
(b)
...............................................................................................
0 .10
Net realized and unrealized loss
(c)
.........................................................................................
(1.25)
Net decrease from investment operations ..................................................................................... (1.15)
Distributions from net investment income
(d)
.................................................................................. (0.09)
Net asset value, end of period ............................................................................................ $ 23.49
Total Return
(e)
Based on net asset value ................................................................................................ (4.63)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .......................................................................................................
0.20%
(h)
Net investment income ..................................................................................................
0.94%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 13,626
Portfolio turnover rate
(i)
.................................................................................................. 16%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2025
iShares Annual Financial Statements and Additional Information
14
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  March 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Nasdaq Top 30 Stocks
(a)
................................................................................................ Non-diversified
Nasdaq-100 ex Top 30
(a)
................................................................................................ Non-diversified
(a)
The Fund commenced operations on October 23, 2024.

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
16
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Nasdaq-100 ex Top 30
Citigroup Global Markets, Inc. .............................. $ 382,323 $ (382,323) $ – $ –
HSBC Bank plc ....................................... 347,255 (347,255) – –
J.P. Morgan Securities LLC ............................... 247,912 (247,912) – –
UBS AG ............................................ 86,676 (86,676) – –
Wells Fargo Bank N.A. .................................. 163,965 (163,965) – –
Wells Fargo Securities LLC ............................... 71,307 (71,307) – –
$ 1,299,438 $ (1,299,438) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended
March 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
Nasdaq Top 30 Stocks ..................................................................................................... $ 111
Nasdaq-100 ex Top 30 ..................................................................................................... 113

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
18
7. Purchases and Sales
For the period ended March 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended March 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of  March 31, 2025 , permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
Nasdaq Top 30 Stocks .................................................................................. $ 9,180,457 $ 9,081,328
Nasdaq-100 ex Top 30 .................................................................................. 2,177,747 2,227,514
iShares ETF
In-kind
Purchases
In-kind
Sales
Nasdaq Top 30 Stocks .................................................................................. $ 100,889,730 $ 1,906,532
Nasdaq-100 ex Top 30 .................................................................................. 15,391,001 941,325
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Nasdaq Top 30 Stocks ....................................................................... $ 154,898 $ (154,898)
Nasdaq-100 ex Top 30 ....................................................................... 118,521 (118,521)
iShares ETF
Period from
10/23/24 to
03/31/25
Nasdaq Top 30 Stocks
Ordinary income ........................................................................................................ $ 187,684
Nasdaq-100 ex Top 30
Ordinary income ........................................................................................................ $ 53,671
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Nasdaq Top 30 Stocks ..................................................... $ 8,949 $ (201,047) $ (6,130,963) $ (6,323,061)
Nasdaq-100 ex Top 30 ..................................................... 4,193 (225,110) (707,821) (928,738)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Nasdaq Top 30 Stocks .............................................. $ 99,188,701 $ 1,335,187 $ (7,466,150) $ (6,130,963)
Nasdaq-100 ex Top 30 .............................................. 15,679,804 467,740 (1,175,561) (707,821)

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
20
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Period Ended
03/31/25
iShares ETF Shares Amount
Nasdaq Top 30 Stocks
(a)
Shares sold .......................................................................... 4,000,000 $ 101,173,017
Shares redeemed ......................................................................
(80,000) (1,947,841)
3,920,000 $ 99,225,176
Nasdaq-100 ex Top 30
(a)
Shares sold .......................................................................... 620,000 $ 15,433,124
Shares redeemed ......................................................................
(40,000) (996,727)
580,000 $ 14,436,397
(a)
The Fund commenced operations on October 23, 2024.

Report of Independent Registered Public Accounting Firm
21
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 23, 2024 (commencement of operations) through March 31, 2025 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of
March 31, 2025, and the results of their operations, changes in each of their net assets and each of the financial highlights for the period October 23, 2024 (commencement of operations) through March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Nasdaq Top 30 Stocks ETF
iShares Nasdaq-100 ex Top 30 ETF

Important Tax Information
(unaudited)
2025
iShares Annual Financial Statements and Additional Information
22
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal period ended March 31, 2025:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal period ended March 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Nasdaq Top 30 Stocks ............................................................................................... $ 257,969
Nasdaq-100 ex Top 30 ............................................................................................... 65,218
iShares ETF
Dividends-Received
Deduction
Nasdaq Top 30 Stocks ............................................................................................... 100 .00%
Nasdaq-100 ex Top 30 ............................................................................................... 100 .00

Additional Information
23
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Annual Financial Statements and Additional Information
24
iShares Nasdaq Top 30 Stocks ETF, iShares Nasdaq-100 ex Top 30 ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory
Agreement. At a meeting held on September 25-26, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the
Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the iShares Nasdaq Top 30 Stocks ETF and
iShares Nasdaq-100 ex Top 30 ETF were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The
Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services

Board Review and Approval of Investment Advisory Contract
(continued)
25
Board Review and Approval of Investment Advisory Contract
to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other
Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive”
nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the
Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.

Glossary of Terms Used in these Financial Statements
2025
iShares Annual Financial Statements and Additional Information
26
Portfolio Abbreviation
ADR American Depositary Receipts
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
NYRS New York Registered Shares

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Nasdaq, Inc., nor does this compa-
ny make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

 Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: May 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: May 27, 2025

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: May 27, 2025